As filed with the Securities and Exchange Commission on April 29, 2021

File No. 333-179649
File No. 811-8108

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 18	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 326	☒

Protective Variable Annuity

Separate Account

(Exact Name of Registrant)

Protective Life Insurance Company

(Name of Depositor)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of Depositor’s Principal Executive Offices)

(205) 268-1000

(Depositor’s Telephone Number, including Area Code)

BRADFORD RODGERS, Esquire

Protective Life Insurance Company

2801 Highway 280 South

Birmingham, Alabama, 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire

THOMAS E. BISSET, Esquire

Eversheds Sutherland (US) LLP

700 Sixth Street, NW, Suite 700

Washington, D.C. 20001-3980

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

It is proposed that this filing will become effective (check appropriate box):

☐            immediately upon filing pursuant to paragraph (b) of Rule 485

☒          on May 1, 2021 pursuant to paragraph (b) of Rule 485

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐            on             pursuant to paragraph (a)(1) of Rule 485

PROSPECTUS
May 1, 2021

Protective Variable Annuity L Series ("L Series") Protective Variable Annuity B Series ("B Series") Protective Variable Annuity C Series ("C Series") (Contracts issued on or after July 15, 2013)	Protective Life Insurance Company Protective Variable Annuity Separate Account P.O. Box 10648 Birmingham, Alabama 35202-0648 Telephone: 1-800-456-6330 www.protective.com

This Prospectus describes three different classes of an individual flexible premium deferred variable and fixed annuity contract offered by Protective Life Insurance Company (the "Contract"). We sometimes refer to each class by its specific name (e.g., the "L Series"). Each class has different charges, fees and features that may be appropriate for you based on your financial situation, your age and how you intend to use the Contract. The Contract is designed for investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purposes. It may be issued on a non-qualified basis or for use with certain qualified retirement plans. We do not currently offer the Contract to new purchasers.

You generally may allocate your investment in the Contract among the Guaranteed Account and the Sub-Accounts of the Protective Variable Annuity Separate Account. The value of your Contract that is allocated to the Sub-Account will vary according to the investment performance of the Funds in which the selected Sub-Accounts are invested. You bear the investment risk on amounts you allocate to the Sub-Accounts. If you purchase the SecurePay 5 rider or the Protective Income Manager rider, your options for allocating Purchase Payments and Contract Value will be restricted. (See "PROTECTED LIFETIME INCOME BENEFITS.") The Sub-Accounts invest in the following Funds:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund, Series II

Invesco V.I. Balanced Risk Allocation Fund, Series II

Invesco V.I. Capital Appreciation Fund, Series II (formerly Invesco Oppenheimer V.I. Capital Appreciation Fund)

Invesco V.I. Comstock Fund, Series II

Invesco V.I. Discovery Mid Cap Growth Fund, Series II (formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund)

Invesco V.I. Equity and Income Fund, Series II

Invesco V.I. Global Fund, Series II (formerly Invesco Oppenheimer V.I. Global Fund)

Invesco V.I. Global Real Estate Fund, Series II

Invesco V.I. Global Strategic Income Fund, Series II (formerly Invesco Oppenheimer V.I. Global Strategic Income Fund)

Invesco V.I. U.S. Government Money Portfolio, Series I (formerly Invesco Oppenheimer V.I. Government Money Fund)

Invesco V.I. Government Securities Fund, Series II

Invesco V.I. Growth and Income Fund, Series II

Invesco V.I. International Growth Fund, Series II (formerly Invesco Oppenheimer V.I. International Growth Fund)

Invesco V.I. Main Street Fund, Series II (formerly Invesco Oppenheimer V.I. Main Street Fund)

Invesco V.I. Small Cap Equity Fund, Series II

Clayton Street Trust

Protective Life Dynamic Allocation Series- Conservative Portfolio

Protective Life Dynamic Allocation Series- Growth Portfolio

Protective Life Dynamic Allocation Series- Moderate Portfolio

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio, SC2

VIP Index 500 Portfolio, SC2

VIP Investment Grade Bond Portfolio, SC2

VIP Mid Cap Portfolio, SC2

Franklin Templeton Variable Insurance Products Trust

Franklin DynaTech VIP Fund, Class 2 (formerly Franklin Flex Cap Growth VIP Fund)

Franklin Income VIP Fund, Class 2

Franklin Mutual Shares VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Franklin Small Cap Value VIP Fund, Class 2

Franklin Small-Mid Cap Growth VIP Fund, Class 2

Franklin U.S. Government Securities VIP Fund, Class 2

Templeton Developing Markets VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Templeton Growth VIP Fund, Class 2

Goldman Sachs Variable Insurance Trust

Global Trends Allocation Fund, Service Class

Growth Opportunities Fund, Service Class

International Equity Insights Fund, Service Class

Mid Cap Value Fund, Service Class

Strategic Growth Fund, Service Class

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Mid Cap Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class II

QS Dynamic Multi-Strategy VIT Portfolio, Class II

Lord Abbett Series Fund, Inc

Bond-Debenture Portfolio, Value Class

Dividend Growth Portfolio, Value Class

Fundamental Equity Portfolio, Value Class

Growth Opportunities Portfolio, Value Class

Mid-Cap Stock Portfolio, Value Class

MFS® Variable Insurance Trust (1)

MFS® Growth Series, SS

MFS® Investors Trust Series, SS

MFS® New Discovery Series, SS

MFS® Research Series, SS

MFS® Total Return Bond Series, SS

MFS® Total Return Series, SS

MFS® Utilities Series, SS

MFS® Value Series, SS

MFS® Variable Insurance Trust II(1)

MFS® Emerging Markets Equity Portfolio, Service Class Shares

MFS® International Intrinsic Value Portfolio, Service Class Shares

MFS® Massachusetts Investors Growth Stock Portfolio, Service Class Shares

PIMCO Variable Insurance Trust

All Asset Portfolio, Advisor Class

Global Diversified Allocation Portfolio, Advisor Class

Long-Term US Government Portfolio, Advisor Class

Low Duration Portfolio, Advisor Class

Real Return Portfolio, Advisor Class

Short-Term Portfolio, Advisor Class

Total Return Portfolio, Advisor Class

Royce Capital Fund

Micro-Cap Fund, Service Class

Small-Cap Fund, Service Class

(1) Effective February 2, 2015, Sub-Accounts investing in Funds of the MFS Variable Insurance Trust and the MFS Variable Insurance Trust II were closed to new investment. If you did not have Contract Value in, or allocation instructions including such a Sub-Account on that date, you may not allocate Purchase Payments or Contract Value to that Sub-Account. If you had Contract Value in, or allocation instructions that included such a Sub-Account on February 2, 2015, you may continue to allocate Purchase Payments and transfer Contract Value to that Sub-Account, but if you change your allocation instructions to terminate your investment in the Sub-Account, you may not allocate Purchase Payments and transfer Contract Value to the Sub-Account in the future.

This Prospectus sets forth a description of all material features about the Contract and the Variable Account that a prospective investor should know before investing. This Prospectus also describes all material state variations to the Contract. The Statement of Additional Information, which has been filed with the Securities and Exchange Commission ("SEC"), contains additional information about the Contract and the Variable Account. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is on the last page of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling Protective Life at the address or telephone number shown above. You may also obtain an electronic copy of the Statement of Additional Information, as well as other material that we file electronically and certain material incorporated by reference, at the SEC web site (http://www.sec.gov). Information about certain investment products, including variable annuities, has been prepared by the SEC staff and is available at Investor.gov.

Please read this Prospectus carefully. You should keep a copy for future reference.

The Protective Variable Annuity Contract is not a deposit or obligation of, or guaranteed by, any bank or financial institution. It is not insured by the Federal Deposit Insurance Corporation or any other government agency, and it is subject to investment risk, including the possible loss of principal.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PRO.PVA.05.21 C000130867 C000430868 C000130869

DEFINITIONS
FEES AND EXPENSES
SUMMARY
     The Contract
     Federal Tax Status
THE COMPANY, VARIABLE ACCOUNT AND FUNDS
     Protective Life Insurance Company
     Protective Variable Annuity Separate Account
     Administration
     The Funds
     Selection of Funds
     Other Information about the Funds
     Certain Payments We Receive with Regard to the Funds
     Addition, Deletion or Substitution of Investments
DESCRIPTION OF THE CONTRACT
     The Contract
     Use of the Contract in Qualified Plans
     Parties to the Contract
     Issuance of a Contract
     Purchase Payments
     Right to Cancel
     Allocation of Purchase Payments
     Variable Account Value
     Transfers
     Surrenders and Withdrawals
THE GUARANTEED ACCOUNT
DEATH BENEFIT
     Payment of the Death Benefit
     Continuation of the Contract by a Surviving Spouse
     Selecting a Death Benefit
     Escheatment of Death Benefit
PROTECTED LIFETIME INCOME BENEFITS
     THE SECUREPAY 5 RIDER
     PROTECTIVE INCOME MANAGER (PATENT PENDING) WITH RIGHTTIME OPTION
     ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS
SUSPENSION OR DELAY IN PAYMENTS
SUSPENSION OF CONTRACTS
CHARGES AND DEDUCTIONS
     Surrender Charge (Contingent Deferred Sales Charge) (not applicable to C Series)
     Mortality and Expense Risk Charge
     Administration Charge
     Death Benefit Fee
     SecurePay Fee
     Protective Income Manager Fee
     Transfer Fee
     Contract Maintenance Fee
     Fund Expenses
     Premium Taxes
     Other Taxes
     Other Information
ANNUITY PAYMENTS
     Annuity Date
     Annuity Value
     Annuity Income Payments
     Annuity Options
     Minimum Amounts
     Death of Annuitant or Owner After Annuity Date
YIELDS AND TOTAL RETURNS
     Yields
     Total Returns
     Standardized Average Annual Total Returns
     Non-Standard Average Annual Total Returns
     Performance Comparisons
     Other Matters
FEDERAL TAX MATTERS
     Introduction
     Temporary Rules under CARES Act
     The Company's Tax Status
TAXATION OF ANNUITIES IN GENERAL
     Tax Deferral During Accumulation Period
     Taxation of Withdrawals and Surrenders
     Taxation of Annuity Payments
     Tax Consequences of Protected Lifetime Income Benefits
     Taxation of Death Benefit Proceeds
     Assignments, Pledges, and Gratuitous Transfers
     Penalty Tax on Premature Distributions
     Aggregation of Contracts
     Exchanges of Annuity Contracts
     Medicare Hospital Insurance Tax on Certain Distributions
     Loss of Interest Deduction Where Contract Is Held By or For the Benefit of Certain Nonnatural Persons
QUALIFIED RETIREMENT PLANS
     In General
     Temporary Rules under the CARES Act
     Required Minimum Distributions In General
     Required Minimum Distributions Upon Your Death
     Additional Tax on Premature Distributions
     Other Considerations
     Protected Lifetime Income Benefits
     Direct Rollovers
FEDERAL INCOME TAX WITHHOLDING
GENERAL MATTERS
     Error in Age or Gender
     Incontestability
     Non-Participation
     Assignment or Transfer of a Contract
     Notice
     Modification
     Reports
     Settlement
     Receipt of Payment
     Protection of Proceeds
     Minimum Values
     Application of Law
     No Default
DISTRIBUTION OF THE CONTRACTS
     Distribution
     Selling Broker-Dealers
     Inquiries
CEFLI
LEGAL PROCEEDINGS
BUSINESS DISRUPTION AND CYBER-SECURITY RISKS
VOTING RIGHTS
FINANCIAL STATEMENTS
STATEMENT OF ADDITIONAL INFORMATION
APPENDIX A: Death Benefit Calculation Examples
APPENDIX B: Example Of Surrender Charge Calculation (L Series and B Series only)
APPENDIX C: Explanation Of The Variable Income Payment Calculation
APPENDIX D: Condensed Financial Information
APPENDIX E: Example Of SecurePay 5 Rider
APPENDIX F: Example Of Protective Income Manager Rider
APPENDIX G: Protective Income Manager Rider Payment Factors
APPENDIX H: Example Of Allocation Adjustment Program
APPENDIX I: Example Of Joint Life Coverage With Significant Age Difference Between Covered Persons Under The Protective Income Manager Rider

DEFINITIONS

:   "We", "us", "our", "Protective Life", and "Company" refer to Protective Life Insurance Company. "You", "your" and "Owner" refer to the person(s) who has been issued a Contract.

Accumulation Unit:   A unit of measure used to calculate the value of a Sub-Account prior to the Annuity Date.

Administrative Office:   Protective Life Insurance Company, P. O. Box 10648, Birmingham, Alabama 35202-0648 (for Written Notice sent by U.S. postal service) or Protective Life Insurance Company, 2801 Highway 280 South, Birmingham, Alabama 35223 (for Written Notice sent by a nationally recognized overnight delivery service).

Annual Withdrawal Amount or AWA:   The maximum amount that may be withdrawn from the Contract under a SecurePay rider each Contract Year after the Benefit Election Date without reducing the Benefit Base.

Annuity Date:   The date as of which the Annuity Value is applied to an Annuity Option.

Annuity Option:   The payout option under which the Company makes annuity income payments.

Annuity Value:   The amount we apply to the Annuity Option you have selected.

Assumed Investment Return:   The assumed annual rate of return used to calculate the amount of the variable income payments.

Benefit Election Date:   The date you choose to start your SecurePay Withdrawals.

Code:   The Internal Revenue Code of 1986, as amended.

Contract:   The Protective Variable Annuity, a flexible premium, deferred, variable and fixed annuity contract.

Contract Anniversary:   The same month and day as the Issue Date in each subsequent year of the Contract.

Contract Value:   Before the Annuity Date, the sum of the Variable Account value and the Guaranteed Account value.

Contract Year:   Any period of 12 months commencing with the Issue Date or any Contract Anniversary.

Covered Person:   The person or persons upon whose lives the benefits of the SecurePay rider or Protective Income Manager rider, as applicable, are based. There may not be more than two Covered Persons.

DCA:   Dollar cost averaging.

DCA Accounts:   A part of the Guaranteed Account, but separate from the Fixed Account. The DCA Accounts are designed to transfer amounts to the Sub-Accounts of the Variable Account systematically over a designated period.

Death Benefit:   The amount we pay to the beneficiary if an Owner dies before the Annuity Date.

Due Proof of Death:   Receipt at our Administrative Office of a certified death certificate or judicial order from a court of competent jurisdiction or similar tribunal.

Excess Withdrawals:   Any portion of a withdrawal that, when aggregated with all prior withdrawals during a Contract Year, exceeds the maximum withdrawal amount permitted under one of the Protected Lifetime Income Benefits.

Fixed Account:   A part of the Guaranteed Account, but separate from the DCA Accounts. Amounts allocated or transferred to the Fixed Account earn interest from the date the funds are credited to the account.

Fund:   Any investment portfolio in which a corresponding Sub-Account invests.

Good Order ("good order"):   A request or transaction generally is considered in "Good Order" if we receive it in our Administrative Office within the time limits, if any, prescribed in this Prospectus for a particular transaction or instruction, it includes all information necessary for us to execute the requested instruction or transaction, and is signed by the individual or individuals authorized to provide the instruction or engage in the transaction. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the request or transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation we require to effect the instruction or transaction. This information and documentation generally includes, to the extent applicable: the completed application or instruction form; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Options affected by the requested transaction; the signatures of all Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

Guaranteed Account:   The Fixed Account (not available for C Series), the DCA Accounts and any other Investment Option we may offer with interest rate guarantees.

Investment Option:   Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract. The Investment Options are the Sub-Accounts of the Variable Account and the Guaranteed Account available in this Contract.

Issue Date:   The date as of which we credit the initial Purchase Payment to the Contract and the date the Contract takes effect.

Maximum Annuity Date:   The latest date on which you must surrender or annuitize the Contract, currently the oldest Owner's or Annuitant's 95th birthday.

Monthly Anniversary Date:   The same day each month as the Issue Date, or the last day of any month that does not have the same day as the Issue Date.

Optimal Withdrawal Amount:   The maximum amount that you may withdraw from your Contract Value each Contract Year without reducing or eliminating the benefits under the Protective Income Manager rider.

Owner:   The person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract.

Prohibited Allocation Instruction:   An instruction from you to allocate Purchase Payments or Contract Value or to take withdrawals that is not consistent with the Allocation Guidelines and Restrictions required in order to maintain one of the Protected Lifetime Income Benefits. If we receive a Prohibited Allocation Instruction, we will terminate your Protected Lifetime Income Benefits.

Protected Lifetime Income Benefits:   The optional SecurePay 5 and Protective Income Manager benefits offered with the Contract.

Purchase Payment:   The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.

Qualified Contracts:   Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 408, 408A or 457 of the Code.

Qualified Plans:   Retirement plans that receive favorable tax treatment under Sections 401, 408, 408A or 457 of the Code.

Rider Issue Date:   The date a Protected Lifetime Income Benefit rider is issued.

Sub-Account:   A separate division of the Variable Account.

Valuation Date:   Each day on which the New York Stock Exchange is open for business.

Valuation Period:   The period which begins at the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time) on any Valuation Date and ends at the close of regular trading on the next Valuation Date. A Valuation Period ends earlier if the New York Stock Exchange closes early on certain scheduled days (such as the Friday after Thanksgiving or Christmas Eve) or in case of an emergency.

Variable Account:   The Protective Variable Annuity Separate Account, a separate investment account of Protective Life.

Written Notice:   A notice or request submitted in writing in Good Order that we receive at the Administrative Office via U.S. postal service or nationally recognized overnight delivery service. Please note that we use the term "written notice" in lower case to refer to a notice that we may send to you.

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. Please refer to your Contract specifications page for information regarding the specific fees you will pay each year based on the options you have selected.The first table describes the fees and charges that you will pay at the time you buy the Contract, take a withdrawal from or surrender the Contract, or transfer amounts among the Sub-Accounts and/or the Guaranteed Account.

OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchase Payments	None
Transfer Fee(1)	$25
SecurePay Medical Evaluation Fee(2)	$300
Premium Tax(3)	3.5%
	L Series	B Series	C Series
Maximum Surrender Charge (as % of amount surrendered)(4)	7%	7%	None

(1) Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Contract Year. We will give written notice thirty (30) days before we impose a Transfer Fee. See "CHARGES AND DEDUCTIONS, Transfer Fee."

(2) This charge is assessed for each Covered Person when there is Joint Coverage under the SecurePay ME feature. Currently, this charge is $150 for Single Coverage and $300 for Joint Coverage. Protective Life generally charges this fee if the Owner has purchased the SecurePay 5 rider, undergoes medical underwriting and accepts an offer by Protective Life to increase the Annual Withdrawal Amount ("AWA") as a result of its underwriting review. If an Owner requests an increase in the AWA under the SecurePay ME feature more than twice, however, Protective Life will deduct this charge whether or not it determines that the Owner qualifies for an increased AWA and whether or not the Owner begins taking SecurePay Withdrawals at the increased AWA. State variations may apply. See "SecurePay ME®: Increased AWA for Certain Medical Conditions, How to Apply for an Increased AWA" for more information.

(3) Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a surrender or withdrawal, death or annuitization.

(4) The surrender charge is based upon cumulative Purchase Payments as of the date each Purchase Payment is applied to the Contract, and decreases over time. The total of surrender charges assessed will not exceed 9% of aggregate Purchase Payments. The surrender charge declines over time. (See "Surrender Charge.")

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract, not including Fund fees and expenses. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

PERIODIC FEES AND CHARGES

(other than Fund expenses)

Annual Contract Maintenance Fee(1)	$35

Variable Account Annual Expenses

(as a percentage of average Variable Account value)

	L Series	B Series	C Series
Mortality and Expense Risk Charge	1.50%	1.20%	1.60%
Administration Charge	0.15%	0.10%	0.15%
Total Variable Account Annual Expenses (excluding optional benefit charges)	1.65%	1.30%	1.75%

Optional Benefit Charges

Maximum Anniversary Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)(2)	0.20%
Protected Lifetime Income Benefits(3)
	Maximum	Current
SecurePay 5 Rider Fee (as an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning with the 1st Monthly Anniversary Date following election of the rider)(4)(5)	2.00%	1.20%

Protective Income Manager Fee (as an annualized percentage of Contract Value, beginning with the 1st Monthly Anniversary Date following election of the rider)(6)
	Maximum	Current
Purchase of the Protective Income Manager rider at time of Contract purchase	2.00%	1.20%
Purchase of the Protective Income Manager rider under RightTime option	2.20%	1.30%

(1) We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $100,000 or more. (See "CHARGES AND DEDUCTIONS.")

(2) The Maximum Anniversary Death Benefit is equal to the greatest of (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the highest anniversary value of the Contract before the Owner's 80th birthday. The Maximum Anniversary Value Death Benefit is not available if you purchase the Protective Income Manager rider. For more information on these death benefit values and fees, and how they are calculated, please see the "DEATH BENEFIT" and "CHARGES AND DEDUCTIONS, Death Benefit Fee" sections of this Prospectus.

(3) You may not purchase both the SecurePay 5 rider and the Protective Income Manager rider.

(4) We will give you at least 30 days' written notice before any increase in the SecurePay Fee. You may elect not to pay the increase in your SecurePay Fee. If you do, your SecurePay 5 rider will not terminate, but your current Benefit Base will be capped at its then current value. You will continue to be assessed your current SecurePay Fee, however, even though you will have given up the opportunity for any future increases in your SecurePay Benefit Base. See "SecurePay 5" in this Prospectus.

(5) The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged, under the SecurePay rider. If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract Value on the Rider Issue Date. For more information on the SecurePay rider, the Benefit Base and how it is calculated, please see "THE SECUREPAY RIDER" in this Prospectus.

(6) The Protective Income Manager fee is a percentage of the greater of: (i) the Contract Value on the fee calculation date; or (ii) the Contract Value on the later of the Rider Issue Date or the most recent Reset Date. For more detailed information about the fee and the fee increases, see "PROTECTIVE INCOME MANAGER (PATENT PENDING) WITH RIGHTTIME OPTION" in this Prospectus.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

The Fund expenses used to prepare the next table were provided to Protective Life by the Funds. The expenses shown are based on expenses incurred for the year ended December 31, 2020. Current or future expenses may be higher or lower than those shown.

RANGE OF EXPENSES FOR THE FUNDS

	Minimum		Maximum
Total Annual Fund Operating Expenses(*)	0.35%	-	1.72%
(total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)

(*) The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.

Example of Charges

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The examples show the costs of investing in each class of the Contract, including owner transaction expenses, the annual contract maintenance fee, Variable Account Annual Expenses (mortality and expense risk charge, administrative charge, and any optional rider charges) , and both maximum and minimum total Annual Fund Operating Expenses.

  The first example assumes that you purchased the SecurePay 5 rider at the maximum and current rider fee.
  The second example assumes that you have not purchased either the Protective Income Manager rider or the SecurePay 5 rider.

The examples also assume that the Maximum Anniversary Value Death Benefit is in effect, and that all Contract Value is allocated to the Variable Account. The examples do not reflect transfer fees or premium taxes, which may range up to 3.5% depending on the jurisdiction.

The examples assume that you invest $10,000 in the Contract for the periods indicated. The examples also assume that your investment has a 5% return each year.

  If you purchased the SecurePay 5 rider:

    If you surrender the Contract at the end of the applicable time period:

      reflecting the maximum charge:

	1 year	3 years	5 years	10 years
Maximum Fund Expense
L Series	$1244	$2416	$3228	$6762
B Series	$1198	$2284	$3343	$6382
C Series	$633	$1930	$3273	$6836
Minimum Fund Expense
L Series	$1109	$2023	$2560	$5616
B Series	$1076	$1925	$2753	$5300
C Series	$488	$1513	$2609	$5704

      reflecting the current charge:

	1 year	3 years	5 years	10 years
Maximum Fund Expense
L Series	$1160	$2153	$2744	$5716
B Series	$1114	$2018	$2873	$5311
C Series	$543	$1650	$2789	$5796
Minimum Fund Expense
L Series	$1024	$1754	$2060	$4470
B Series	$991	$1655	$2269	$4136
C Series	$398	$1228	$2109	$4563

    If you annuitize(*) or remain invested in the Contract at the end of the applicable time period:

      reflecting the maximum charge:

	1 year	3 years	5 years	10 years
Maximum Fund Expense
L Series	$623	$1901	$3228	$6762
B Series	$573	$1761	$3006	$6382
C Series	$633	$1930	$3273	$6836
Minimum Fund Expense
L Series	$478	$1484	$2560	$5616
B Series	$443	$1380	$2391	$5300
C Series	$488	$1513	$2609	$5704

      reflecting the current charge:

	1 year	3 years	5 years	10 years
Maximum Fund Expense
L Series	$533	$1621	$2744	$5716
B Series	$483	$1479	$2515	$5311
C Series	$543	$1650	$2789	$5796
Minimum Fund Expense
L Series	$388	$1198	$2060	$4470
B Series	$352	$1093	$1886	$4136
C Series	$398	$1228	$2109	$4563

  If you have not purchased either the SecurePay 5 rider or Protective Income Manager rider:

    If you surrender the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expense
L Series	$1040	$1776	$2053	$4191
B Series	$993	$1639	$2203	$3752
C Series	$414	$1251	$2100	$4277
Minimum Fund Expense
L Series	$903	$1370	$1345	$2838
B Series	$870	$1269	$1577	$2475
C Series	$268	$821	$1396	$2939

      If you annuitize(*) or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expense
L Series	$404	$1222	$2053	$4191
B Series	$354	$1077	$1817	$3752
C Series	$414	$1251	$2100	$4277
Minimum Fund Expense
L Series	$258	$791	$1345	$2838
B Series	$222	$683	$1165	$2475
C Series	$268	$821	$1396	$2939

    (*) You may not annuitize your Contract within 3 years after we accept a Purchase Payment. For more information, See "ANNUITY PAYMENTS, Annuity Date, Changing the Annuity Date." Neither the death benefit fee nor the Protective Income Manager rider fee apply after the Annuity Date.

    Please remember that the examples are an illustration and do not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the examples.

    SUMMARY

    The Contract

    What is the Protective Variable Annuity Contract?

    The Protective Variable Annuity Contract is an individual flexible premium deferred variable and fixed annuity contract issued by Protective Life. This Prospectus describes three different classes of the Contract — the L Series, the B Series, and the C Series. Each class has different charges and features that may be appropriate for you based on your financial situation, your age and how you intend to use the Contract. For example, the L Series has a higher mortality and expense risk charge and administration charge than the B Series, but imposes a surrender charge over a shorter period of time than the B Series. The C Series imposes a higher mortality and expense risk charge than either of the other two classes, and a higher administration charge than the B Series, but has no surrender charge. Also, if you elect the B Series, your minimum required initial Purchase Payment may be lower, and under the C Series you may not allocate your Purchase Payments or transfer Contract Value to the Fixed Account. (See "The Contract.")

    What are the Company's obligations under the Contract?

    The benefits under the Contract are paid by us from our general account assets and/or your Contract Value held in the Variable Account. You assume all of the investment risk for Purchase Payments and Contract Value allocated to the Sub-Accounts of the Variable Account, which is not part of our general account. Our general account assets support our insurance and annuity obligations and are subject to our general liabilities from business operations and to claims by our creditors. Because amounts allocated to the Fixed Account and the DCA Accounts, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with any enhanced death benefits, the SecurePay 5 rider, or the Protective Income Manager rider), are paid from our general account, any amounts that we may pay under the Contract in excess of Variable Account value are subject to our financial strength and claims-paying ability.

    It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and there are risks to purchasing any insurance product. For this reason, you should consider our financial strength and claims paying ability to meet our obligations under the Contract when purchasing a Contract and making investment decisions under the Contract.

    How may I purchase a Contract?

    Protective Life sells the Contracts through registered representatives of broker-dealers. We pay commissions and other compensation to the broker-dealers for selling the Contracts. (See "DISTRIBUTION OF THE CONTRACTS.")

    Protective Life will issue your Contract when it receives and accepts your complete application information and an initial Purchase Payment through the broker-dealer you have selected. (See "Issuance of a Contract.")

    What are the Purchase Payments?

    The minimum amount that Protective Life will accept as an initial Purchase Payment is $5,000 for the B Series, and $25,000 for the C and L Series. If you purchase the B Series with the Protective Income Manager rider, your minimum initial Purchase Payment must be $25,000. Generally, Purchase Payments may be made at any time prior to the oldest Owner's or Annuitant's 86th birthday. No Purchase Payment will be accepted within 3 years of the Annuity Date then in effect. The minimum subsequent Purchase Payment we will accept is $100, or $50 if the payment is made under our current automatic purchase payment plan. The maximum aggregate Purchase Payment(s) we will accept without prior Administrative Office approval is $1,000,000. We may impose conditions for our acceptance of aggregate Purchase Payments greater than $1,000,000, such as limiting the death benefit options that are available under your Contract or your right to purchase the Protective Income Manager rider after the Issue Date under our RightTime option.

    If you purchase the SecurePay 5 rider, you cannot make any Purchase Payments two years or more after the Rider Issue Date, or on or after the Benefit Election Date, whichever comes first. (See "SecurePay 5"). If you purchase the Protective Income Manager rider, you cannot make Purchase Payments more than 120 days after the Rider Issue Date. We reserve the right to limit, suspend, or reject any and all Purchase Payments at any time. We will give written notice at least five (5) days before any changes to Purchase Payment limitations go into effect. (See "Purchase Payments.")

    Can I cancel the Contract?

    You have the right to return the Contract within a certain number of days (which varies by state and is never less than ten) after you receive it. The returned Contract will be treated as if it were never issued. Protective Life will refund the Contract Value in states where permitted. This amount may be more or less than the Purchase Payments. In states requiring the return of Purchase Payments, we will refund the greater of the Contract Value or the Purchase Payments. (See "Right to Cancel.")

    Can I transfer amounts in the Contract?

    Before the Annuity Date, you may transfer amounts among the Investment Options. There are, however, limitations on transfers: any transfer must be at least $100; no amounts may be transferred into a DCA Account.

    In the B and L Series Contracts, no amounts may be transferred to the Fixed Account within six months after any transfer from the Guaranteed Account to the Variable Account; transfers out of the Fixed Account are limited to the greater of (a) $2,500 or (b) 25% of the value of the Fixed Account in any Contract Year.

    After the Annuity Date, if you have selected variable income payments, you may transfer amounts among the Sub-Accounts, but no more frequently than once per month, and you may not transfer within the Guaranteed Account or between a Sub-Account and the Guaranteed Account.

    We reserve the right to charge a transfer fee of $25 for each transfer after the 12th transfer in any Contract Year. We will give written notice thirty (30) days before we impose a transfer fee or limit the number of transfers. We also reserve the right to limit the number of transfers to no more than 12 per Contract Year. We may restrict or refuse to honor transfers when we determine that they may be detrimental to the Funds or Contract Owners, such as frequent transfers and market timing transfers by or on behalf of an Owner or group of Owners. (See "Transfers.") For purposes of calculating the number of transfers, we treat instructions received on the same business day as a single transfer without regard to the number of Sub-Accounts involved. If you purchase the SecurePay 5 rider or the Protective Income Manager rider, your options for transferring Contract Value among the Investment Options will be restricted in accordance with our Allocation Guidelines and Restrictions. (See "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS.")

    For more information about transfers, how to request transfers and limitations on transfers, see "Transfers — Limitations on Transfers."

    Can I surrender the Contract?

    Upon Written Notice before the Annuity Date, you may surrender the Contract and receive its surrender value. (See "Surrenders and Withdrawals.") Surrenders may have federal and state income tax consequences, as well as a 10% federal penalty tax if the surrender occurs before the Owner reaches age 59-1/2, and surrender charges may apply. (See "CHARGES AND DEDUCTIONS, Surrender Charge" and "Taxation of Withdrawals and Surrenders.")

    Can I withdraw my money from the Contract?

    Any time before the Annuity Date, you may request by Written Notice a withdrawal from your Contract provided the Contract Value remaining after the withdrawal is at least $5,000. Under certain conditions we may also accept withdrawals requested by facsimile and telephone. You also may elect to participate in our automatic withdrawal plan, which allows you to pre-authorize periodic withdrawals prior to the Annuity Date. (See "Surrenders and Withdrawals.") Withdrawals may be available under certain Annuity Options. (See "ANNUITY PAYMENTS — Annuity Options.") Withdrawals reduce your Contract Value and death benefit. Surrender charges and federal and state income taxes may apply, as well as a 10% federal penalty tax if the withdrawal occurs before the Owner reaches age 59-1/2. (See "CHARGES AND DEDUCTIONS, Surrender Charge" and "Taxation of Withdrawals and Surrenders.") If you purchase the SecurePay 5 or Protective Income Manager rider, special withdrawal rules apply, especially on or after the Benefit Election Date. (See "PROTECTED LIFETIME INCOME BENEFITS.")

    What happens when the Owner dies?

    In the event of the Owner's death, all automatic transfer programs under the Contract, such as dollar cost averaging, portfolio rebalancing, and Allocation Adjustment will cease upon our receipt of Due Proof of Death of the Owner at our Administrative Office. (See "Dollar Cost Averaging," "Portfolio Rebalancing," and "The Allocation Adjustment Program (patent pending).")

    Is there a death benefit?

    If any Owner dies before the Annuity Date and while this Contract is in force, a death benefit, less any applicable premium tax, will be payable to the Beneficiary. The death benefit is determined as of the end of the Valuation Period during which we receive Due Proof of Death of the Owner at our Administrative Office. (See "DEATH BENEFIT.")

    The Return of Purchase Payments Death Benefit is included with your Contract at no additional charge. You may select the Maximum Anniversary Value Death Benefit for an additional fee, but only if the oldest Owner is younger than 76 on the Issue Date of the Contract. You must select your death benefit at the time you apply for your Contract, and except as described below, your selection may not be changed after the Contract is issued. See "CHARGES AND DEDUCTIONS, Death Benefit Fee."

    If you purchase the Protective Income Manager rider, your death benefit will be the Return of Purchase Payments Death Benefit. The Maximum Anniversary Value Death Benefit is not available under the Protective Income Manager rider. If you selected the Maximum Anniversary Value Death Benefit when you purchased your Contract and you later purchase the Protective Income Manager rider under our RightTime option, we will pay the Return of Purchase Payments Death Benefit at the time of an Owner's death. If the value of your Maximum Anniversary Value Death Benefit at the time you elect the Protective Income Manager rider is greater than the value of the Return of Purchase Payments Death Benefit at that time, then you will forfeit this excess. We will stop assessing the fee for the Maximum Anniversary Value Death Benefit when we issue the Protective Income Manager rider, but will not refund the fees you paid for the Maximum Anniversary Value Death Benefit before that date. (See "PROTECTIVE INCOME MANAGER (PATENT PENDING) WITH RIGHTTIME OPTION.")

    What charges do I pay under the Contract?

    We will deduct any applicable state premium tax from Purchase Payments or Contract Value if premium taxes apply to your Contract. The Funds' investment management fees and other operating expenses are more fully described in the prospectuses for the Funds.

    We assess a surrender charge under L Series and B Series Contracts if you withdraw or surrender your Purchase Payments from the Contract, depending on how long those payments were invested in the Contract. We may waive the surrender charge under certain circumstances. We apply a charge to the daily net asset value of the Variable Account that consists of a mortality and expense risk charge and an administration charge. We do not currently impose a transfer fee, but we reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year if we determine, in our sole discretion, that the number of transfers or the cost of processing such transfers is excessive. We will give written notice thirty (30) days before we impose a transfer fee or limit the number of transfers. For more information about transfers, how to request transfers and limitations on transfers, see "Transfers — Limitations on Transfers". We also deduct a contract maintenance fee from your Contract Value on each Contract Anniversary prior to the Annuity Date and on any other day that you surrender your Contract. We may waive the contract maintenance fee under certain circumstances. We also deduct from your Contract Value charges for any optional benefits and riders applicable to your Contract, such as the Maximum Anniversary Value Death Benefit, SecurePay 5 and Protective Income Manager riders.

    (See the "FEES AND EXPENSES" tables preceding this Summary and the "CHARGES AND DEDUCTIONS" section later in this Prospectus.)

    What is the SecurePay 5 Rider?

    The SecurePay 5 rider guarantees the right to make withdrawals based upon the value of a protected lifetime income benefit base ("Benefit Base") that will remain fixed if your Contract Value declines due to poor market performance. You may only select the SecurePay 5 rider when you purchase your Contract. The SecurePay 5 rider provides for increases in your Benefit Base on your Contract Anniversary if your Contract Value has increased. SecurePay 5 also provides for potential increases, or "roll-ups", in the Benefit Base of up to 5.0% each Contract Anniversary during a specified period, even if your Contract Value has not increased.

    Under the SecurePay 5 rider, withdrawals may be made over the lifetime of persons designated under the rider, provided the rider's requirements are satisfied. Annual aggregate withdrawals on or after the Benefit Election Date that exceed the Annual Withdrawal Amount (AWA) will result in a reduction of rider benefits, and may even significantly reduce or eliminate the value of such benefits, because we will reduce the Benefit Base and corresponding AWA.

    Note: We do not accept Purchase Payments on or after the Benefit Election Date or more than two years after the Rider Issue Date, whichever comes first. Before May 20, 2016, we did accept Purchase Payments more than two years after the Rider Issue Date, but those payments did not increase the Benefit Base for the rider.

    Under the SecurePay 5 rider your options for allocating Purchase Payments and Contract Value will be restricted, because you must make all allocations in accordance with the rider's Allocation Guidelines and Restrictions. These Allocation Guidelines and Restrictions require you to allocate all of your Purchase Payments and Contract Value in accordance with Allocation by Investment Category guidelines or eligible Benefit Allocation Model Portfolios, and also require participation in the Allocation Adjustment Program. The Allocation Guidelines and Restrictions are designed to limit the volatility of your investment allocations, and the risk that we assume by offering the SecurePay 5 rider. Therefore, if you are seeking a more aggressive growth strategy, the portfolio allocations and Allocation Adjustment Program required for participation in the SecurePay 5 rider are probably not appropriate for you. Please see "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS."

    We charge an additional fee if you purchase the SecurePay 5 rider. If you elect the rider, you will begin paying this fee as of the date the SecurePay 5 rider is issued. You may not cancel the SecurePay 5 rider for the first ten years following the date of its issue. To purchase the SecurePay 5 rider, the youngest Owner and Annuitant must be age 60 or older and the oldest Owner and Annuitant must be age 85 or younger on the Rider Issue Date. (See "THE SECUREPAY 5 RIDER.")

    What is the Protective Income Manager Rider (patent pending)?

    The Protective Income Manager rider guarantees the right to make withdrawals ("Protective Income Manager Withdrawals") each year even if your Contract Value is reduced to zero due to those Protective Income Manager Withdrawals, poor market performance, or both. The rider also provides fixed lifetime income payments for the life of any Covered Person ("Protected Lifetime Payments") beginning on the Maximum Annuity Date. The Protective Income Manager rider is specifically designed for you to withdraw all of your Contract Value systematically by the (younger) Covered Person's 95th birthday in annual amounts that may vary from year to year (the "Optimal Withdrawal Amount").

    Note: The rider may not operate as designed if joint life coverage is selected and there is a significant age difference between the two Covered Persons. In that event, it is likely that on the Maximum Annuity Date (the older Covered Person's 95th birthday), a substantial amount of Contract Value will still be remaining. As a result, it may be in your best interest to apply this amount to an Annuity Option instead of the rider's Protected Lifetime Payment Annuity Option. If so, you will have paid for the rider without receiving its full benefit. If there is a significant age disparity between you and your spouse, then joint life coverage under the rider may not be appropriate for you. You should discuss this with your financial advisor to ascertain if joint life coverage will address your financial needs and be suitable for you. See "Protective Income Manager With RightTime Option — Selecting Your Coverage Option" for factors to consider when discussing this with your advisor. Also see Appendix I for examples of joint life coverage when there is a significant age difference.

    Annual aggregate withdrawals that exceed the Optimal Withdrawal Amount may result in a reduction of rider benefits, and may even significantly reduce or eliminate the value of such benefits, because we will recalculate the minimum guarantees associated with your Optimal Withdrawal Amount on the next Contract Anniversary.

    If you purchase the Protective Income Manager rider, your options for allocating Purchase Payments and Contract Value will be restricted because you must make all allocations in accordance with our Allocation Guidelines and Restrictions. The Allocation Guidelines and Restrictions require you to allocate all of your Purchase Payments and Contract Value in accordance with Allocation by Investment Category guidelines or eligible Benefit Allocation Model Portfolios, and also require participation in the Allocation Adjustment Program (patent pending). The Allocation Guidelines and Restrictions are designed to limit the volatility of your investment allocations, and the risk that we assume by offering Protective Income Manager. Therefore, if you are seeking a more aggressive growth strategy, the portfolio allocations and Allocation Adjustment Program required for participation in the Protective Income Manager rider are probably not appropriate for you. Please see "Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits."

    We charge an additional fee if you purchase the Protective Income Manager rider. If you elect the Protective Income Manager rider, you will begin paying this fee as of the date the Protective Income Manager rider is issued. You may not cancel the Protective Income Manager rider for the first ten years following the date of its issue.

    Note: We do not accept any Purchase Payments received more than 120 days after the date the Protective Income Manager rider is issued.

    The Protective Income Manager mark is considered to be the exclusive intellectual property of Protective Life Insurance Company. The Protective Income Manager and Allocation Adjustment Program technology and know-how are the proprietary and patent-pending intellectual property of Protective Life Insurance Company. For more information on the Protective Income Manager rider, please see "Protective Income Manager With RightTime Option."

    What is the RightTime Option?

    You may elect the Protective Income Manager rider at the time you purchase your Contract, or you may purchase the rider at a later date under our RightTime option so long as you satisfy the Protective Income Manager rider's issue requirements and the rider is still available for sale. If you purchase the rider under the RightTime option, it will be subject to the terms and conditions in effect at the time the rider is issued. Currently, the annual rider fee is 0.10% higher if you exercise the RightTime option to elect the rider than if you elect the rider when you purchase your Contract. See "PROTECTED LIFETIME INCOME BENEFITS."

    What Annuity Options are available?

    Currently, we apply the Annuity Value to an Annuity Option on the Annuity Date, unless you choose to receive the surrender value in a lump sum. Annuity Options include: payments for a certain period and life income with or without payments for a certain period. Annuity Options are available on either a fixed or variable payment basis. (See "ANNUITY PAYMENTS.")

    Is the Contract available for qualified retirement plans?

    You may purchase the Contract for use within certain qualified retirement plans or arrangements that receive favorable tax treatment, such as individual retirement accounts and individual retirement annuities (IRAs), and pension and profit sharing plans (including H.R. 10 Plans). Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax or financial adviser for information specific to your circumstances to determine whether the use of the Contract within a qualified retirement plan is an appropriate investment for you. (See "DESCRIPTION OF THE CONTRACT, The Contract," and "FEDERAL TAX MATTERS, Qualified Retirement Plans.")

    Where may I find financial information about the Sub-Accounts?

    You may find financial information about the Sub-Accounts in Appendix D to this Prospectus and in the Statement of Additional Information.

    Other contracts

    We issue other types of annuity contracts and insurance policies that also invest in the same Funds in which your Contract invests. These other types of contracts and policies may have different charges that could affect the value of their sub-accounts and may offer different benefits than the Contract. To obtain more information about these other contracts and policies, you may contact our Administrative Office in writing or by telephone.

    Federal Tax Status

    Generally all earnings on the investments underlying the Contract are tax-deferred until withdrawn or until annuity income payments begin. A distribution from a non-Qualified Contract, which includes a surrender or withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. (See "FEDERAL TAX MATTERS.")

    THE COMPANY, VARIABLE ACCOUNT AND FUNDS

    Protective Life Insurance Company

    The Contracts are issued by Protective Life. Protective Life is a Tennessee corporation and was founded in 1907. Protective Life's address is P.O. Box 10648, Birmingham, Alabama 35202-0648. Protective Life markets individual life insurance, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, fixed and variable annuities and extended service contracts. Protective Life is currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 2020, Protective Life had total assets of approximately $126.5 billion. Protective Life is the principal operating subsidiary of Protective Life Corporation (“PLC”), a U.S. insurance holding company and a wholly-owned subsidiary of Dai-ichi Life Holdings, Inc. (“Dai-ichi”). Dai-ichi is a top 20 global life insurance company. Dai-ichi's stock is traded on the Tokyo Stock Exchange. As of December 31, 2020, PLC had total assets of approximately $126.9 billion.

    The assets of Protective Life's general account support its insurance and annuity obligations and are subject to its general liabilities from business operations and to claims by its creditors. Because amounts allocated to the Fixed Account and the DCA Accounts, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with any enhanced death benefits, the SecurePay 5 rider, or the Protective Income Manager rider), are paid from Protective Life's general account, any amounts that Protective Life may pay under the Contract in excess of Variable Account value are subject to its financial strength and claims-paying ability. It is important to note that there is no guarantee that Protective Life will always be able to meet its claims-paying obligations, and that there are risks to purchasing any insurance product. For this reason, you should consider Protective Life's financial strength and claims paying ability to meet its obligations under the Contract when purchasing a Contract and making investment decisions under the Contract.

    Protective Variable Annuity Separate Account

    The Protective Variable Annuity Separate Account is a separate investment account of Protective Life. The Variable Account was established under Tennessee law by the Board of Directors of Protective Life on October 11, 1993. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and meets the definition of a separate account under federal securities laws.

    Protective Life owns the assets of the Variable Account. These assets are held separate from other assets and are not part of Protective Life's general account. You assume all of the investment risk for Purchase Payments and Contract Value allocated to the Sub-Accounts. Your Contract Value in the Sub-Accounts is part of the assets of the Variable Account. The portion of the assets of the Variable Account equal to the reserves and other contract liabilities (which is equal to Contract Value) of the Variable Account will not be charged with liabilities that arise from any other business Protective Life conducts. Protective Life may transfer to its general account any assets which exceed the reserves and other contract liabilities (which is equal to Contract Value) of the Variable Account. Protective Life may accumulate in the Variable Account the charge for mortality and expense risks and investment results applicable to those assets that are in excess of the net assets supporting the contracts. The income, gains and losses, both realized and unrealized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to any other income, gains or losses of Protective Life. The obligations under the Contracts are obligations of Protective Life.

    If you select the SecurePay 5 rider or the Protective Income Manager rider, your options for allocating Purchase Payments and Contract Value will be restricted. You must allocate your Purchase Payments and Contract Value in accordance with our Allocation Guidelines and Restrictions. In general, the required allocations under these guidelines focus on conservative, high quality bond funds, combine bond funds and growth stock funds, or emphasize growth stock funds while including a significant weighting of bond funds with a goal of seeking to provide income and/or capital appreciation while avoiding excessive risk. (See "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS.")

    Administration

    Protective Life Insurance Company performs the Contract administration at its Administrative Office at 2801 Highway 280 South, Birmingham, Alabama 35223. Contract administration includes processing applications for the Contracts and subsequent Owner requests; processing Purchase Payments, transfers, surrenders and death benefit claims as well as performing record maintenance and disbursing annuity income payments.

    The Funds

    The assets of each Sub-Account are invested solely in a corresponding Fund. Each Fund is an investment portfolio of one of the investment companies listed below.

Fund	Fund Manager/ Investment Adviser	Subadvisor(s)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Clayton Street Trust	Janus Capital Management LLC
Fidelity Variable Insurance Products	Fidelity Management and Research Company	FMR Co., Inc. Strategic Advisors, Inc. Fidelity Investments Money Management, Inc.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc. (Franklin Flex Cap Growth VIP Fund, Franklin Income VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin U.S. Government Securities VIP Fund and the Templeton Global Bond VIP Fund)

    Franklin Advisory Services, LLC (Franklin Rising Dividends VIP Fund and the Franklin Small Cap Value VIP Fund)

    Franklin Mutual Advisers, LLC(Franklin Mutual Shares VIP Fund)

    Templeton Investment Counsel, LLC(Templeton Foreign VIP Fund)

    Templeton Global Advisors Limited (Templeton Growth VIP Fund)

Templeton Asset Management Ltd. (Templeton Developing Markets VIP Fund)
Goldman Sachs Variable Insurance Trust	Goldman Sachs Asset Management L.P.
Invesco V.I. Balanced Risk Allocation Fund	Invesco Advisers, Inc.	Invesco Asset Management Deutschland GmbH
Legg Mason Partners Variable Equity Trust	Legg Mason Partners Fund Advisor, LLC	ClearBridge Advisors, LLC
Lord Abbett Series Fund, Inc.	Lord, Abbett & Co. LLC
MFS Variable Insurance Trust	MFS Investment Management
MFS Variable Insurance Trust II (the "MFS II Funds")	MFS Investment Management
PIMCO Variable Insurance Trust	Pacific Investment Management Company, LLC.	Research Affiliates, LLC
Royce Capital Fund	Royce & Associates, LLC

    Shares of the Funds are offered only to:

      the Variable Account;
      other separate accounts of Protective Life and its affiliates supporting variable annuity contracts or variable life insurance policies;
      separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies; and
      certain qualified retirement plans.

    For a discussion of the potential conflicts of interest that may arise as a result of the sale of Fund shares to separate accounts that support variable annuity contracts, variable life insurance policies and certain qualified pension and retirement plans as well as the sale of Fund shares to the separate accounts of insurance companies that are not affiliated with Protective Life, see the prospectuses for the Funds. Fund shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.

    AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

    Invesco V.I. American Value Fund, Series II Shares

    This Fund seeks long-term capital appreciation.

    Invesco V.I. Balanced Risk Allocation Fund, Series II Shares

    The Fund seeks total return with a low to moderate correlation to traditional financial market indices.

    Invesco V.I. Capital Appreciation Fund, Series II Shares (formerly Invesco Oppenheimer V.I. Capital Appreciation Fund)

    This Fund seeks capital appreciation.

    Invesco V.I. Comstock Fund, Series II Shares

    This Fund seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

    Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares (formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund)

    This Fund seeks capital growth.

    Invesco V.I. Equity and Income Fund, Series II Shares

    This Fund seeks both capital appreciation and current income.

    Invesco V.I. Global Fund, Series II Shares (formerly Invesco Oppenheimer V.I. Global Fund)

    This Fund seeks capital appreciation.

    Invesco V.I. Global Real Estate Fund, Series II Shares

    This Fund seeks total return through growth of capital and current income.

    Invesco V.I. Global Strategic Income Fund, Series II Shares (formerly Invesco Oppenheimer V.I. Global Strategic Income Fund)

    This Fund seeks total return.

    Invesco V.I. U.S. Government Money Portfolio (formerly Invesco Oppenheimer V.I. Government Money Fund)

    This Fund seeks income consistent with stability of principal.

    You could lose money by investing in the Invesco V.I. U.S. Government Money Portfolio. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Variable Account Annual Expenses, the yield in the Sub-Account that invests in this Fund could be negative. If the yield in the Sub-Account becomes negative, Contract Value invested in the Sub-Account may decline.

    Invesco V.I. Government Securities Fund, Series II Shares

    The Fund seeks total return, comprised of current income and capital appreciation.

    Invesco V.I. Growth and Income Fund, Series II Shares

    This Fund seeks long-term growth of capital and income.

    Invesco V.I. International Growth Fund, Series II Shares (formerly Invesco Oppenheimer V.I. International Growth Fund)

    This Fund seeks long-term growth of capital.

    Invesco V.I. Main Street Fund, Series II Shares (formerly Invesco Oppenheimer V.I. Main Street Fund)

    This Fund seeks capital appreciation.

    Invesco V.I. Small Cap Equity Fund, Series II Shares

    The Fund seeks long-term growth of capital.

    Clayton Street Trust

    Protective Life Dynamic Allocation Series- Conservative Portfolio

    This Fund seeks total return through income and growth of capital, balanced by capital preservation.

    Protective Life Dynamic Allocation Series- Growth Portfolio

    This Fund seeks total return through growth of capital, balanced by capital preservation.

    Protective Life Dynamic Allocation Series- Moderate Portfolio

    This Fund seeks total return through growth of capital and income, balanced by capital preservation.

    Fidelity® Variable Insurance Products

    VIP Contrafund® Portfolio, Service Class 2

    This Fund seeks long-term capital appreciation.

    VIP Index 500 Portfolio, Service Class 2

    This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.

    VIP Investment Grade Bond Portfolio, Service Class 2

    This Fund seeks as high a level of current income as is consistent with the preservation of capital.

    VIP Mid Cap Portfolio, Service Class 2

    This Fund seeks long-term growth of capital.

    Franklin Templeton Variable Insurance Products Trust

    Franklin DynaTech VIP Fund, Class 2 (formerly Franklin Flex Cap Growth VIP Fund)

    This Fund seeks capital appreciation. Under normal market conditions, the Fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.

    Franklin Income VIP Fund, Class 2

    This Fund seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.

    Franklin Mutual Shares VIP Fund, Class 2

    This Fund seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the Fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.

    Franklin Rising Dividends VIP Fund, Class 2

    This Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid consistently rising dividends.

    Franklin Small Cap Value VIP Fund, Class 2

    This Fund seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization companies.

    Franklin Small-Mid Cap Growth VIP Fund, Class 2

    This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization and mid-capitalization companies.

    Franklin U.S. Government Securities VIP Fund, Class 2

    This Fund seeks income. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. government securities.

    Templeton Developing Markets VIP Fund, Class 2

    This Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in emerging markets investments.

    Templeton Foreign VIP Fund, Class 2

    This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

    Templeton Global Bond VIP Fund, Class 2

    This Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, this Fund invests at least 80% of its net assets in debt securities of any maturity.

    Templeton Growth VIP Fund, Class 2

    This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.

    Goldman Sachs Variable Insurance Trust

    Global Trends Allocation Fund, Service Class

    This Fund seeks total return while seeking to provide volatility management.

    Growth Opportunities Fund, Service Class

    This Fund seeks long-term growth of capital.

    International Equity Insights Fund, Service Class

    This Fund seeks long-term growth of capital.

    Mid Cap Value Fund, Service Class

    This Fund seeks long-term capital appreciation.

    Strategic Growth Fund, Service Class

    This Fund seeks long-term growth of capital.

    Legg Mason Partners Variable Equity Trust

    ClearBridge Variable Mid Cap Portfolio, Class II

    This Fund seeks long-term growth of capital.

    ClearBridge Variable Small Cap Growth Portfolio, Class II

    This Fund seeks long-term growth of capital.

    QS Dynamic Multi-Strategy VIT Portfolio, Class II

    The Fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The Fund will seek to reduce volatility as a secondary objective.

    Lord Abbett Series Fund, Inc.

    Bond-Debenture Portfolio, Value Class

    The Fund seeks high current income and the opportunity for capital appreciation to produce a high total return.

    Dividend Growth Portfolio, Value Class

    The Fund seeks current income and capital appreciation.

    Fundamental Equity Portfolio, Value Class

    The Fund seeks long-term growth of capital and income without excessive fluctuations in market value.

    Growth Opportunities Portfolio, Value Class

    The Fund seeks capital appreciation.

    Mid-Cap Stock Portfolio, Value Class

    The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

    MFS® Variable Insurance Trust (1)

    MFS® Growth Series, Service Class Shares

    This Fund seeks capital appreciation.

    MFS® Investors Trust Series, Service Class Shares

    This Fund seeks capital appreciation.

    MFS® New Discovery Series, Service Class Shares

    This Fund seeks capital appreciation.

    MFS® Research Series, Service Class Shares

    This Fund seeks capital appreciation.

    MFS® Total Return Bond Series, Service Class Shares

    This Fund seeks total return with an emphasis on current income, but also considering capital appreciation.

    MFS® Total Return Series, Service Class Shares

    This Fund seeks total return.

    MFS® Utilities Series, Service Class Shares

    This Fund seeks total return.

    MFS® Value Series, Service Class Shares

    This Fund seeks capital appreciation.

    MFS® Variable Insurance Trust II(1)

    MFS® Emerging Markets Equity Portfolio, Service Class Shares

    This Fund's investment objective is to seek capital appreciation.

    MFS® International Intrinsic Value Portfolio, Service Class Shares

    This Fund's investment objective is to seek capital appreciation.

    MFS® Massachusetts Investors Growth Stock Portfolio, Service Class Shares

    This Fund seeks capital appreciation.

    PIMCO Variable Insurance Trust

    All Asset Portfolio, Advisor Class

    This Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

    Global Diversified Allocation Portfolio, Advisor Class

    The Portfolio seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.

    Long-Term US Government Portfolio, Advisor Class

    This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

    Low Duration Portfolio, Advisor Class

    This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

    Real Return Portfolio, Advisor Class

    This Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

    Short-Term Portfolio, Advisor Class

    This Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.

    Total Return Portfolio, Advisor Class

    This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

    Royce Capital Fund

    Micro-Cap Fund, Service Class

    This Fund seeks long-term growth of capital.

    Small-Cap Fund, Service Class

    This Fund seeks long-term growth of capital.

    (1) Effective February 2, 2015, Sub-Accounts investing in Funds of the MFS Variable Insurance Trust and the MFS Variable Insurance Trust II were closed to new investment. If you did not have Contract Value in, or allocation instructions including such a Sub-Account on that date, you may not allocate Purchase Payments or Contract Value to that Sub-Account. If you had Contract Value in, or allocation instructions that included such a Sub-Account on February 2, 2015, you may continue to allocate Purchase Payments and transfer Contract Value to that Sub-Account, but if you change your allocation instructions to terminate your investment in the Sub-Account, you may not allocate Purchase Payments and transfer Contract Value to the Sub-Account in the future.

    There is no assurance that the stated objectives and policies of any of the Funds will be achieved. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds and the current Statement of Additional Information for each of the Funds. You may obtain a prospectus or a Statement of Additional Information for any of the Funds by contacting Protective Life or by asking your financial professional. You should read the Funds' prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Sub-Accounts.

    Certain Funds may have investment objectives and policies similar to other mutual funds (sometimes having similar names) that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be more or less favorable than the results of such other mutual funds. Protective Life does not guarantee or make any representation that the investment results of any Fund is, or will be, comparable to any other mutual fund, even one with the same investment adviser or manager.

    Selection of Funds

    We select the Funds offered through the Contracts based on several criteria, including but not limited to the following:

      asset class coverage;
      the strength of the investment adviser's (or sub-adviser's) reputation and tenure;
      brand recognition;
      performance;
      the capability and qualification of each investment firm; and
      whether our distributors are likely to recommend the Funds to Contract Owners.

    Another factor we consider during the selection process is whether the Fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see "Certain Payments We Receive with Regard to the Funds." We also consider whether the Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contracts. We review each Fund periodically after it is selected. Upon review, we may remove a Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant contract owner assets. We do not recommend or endorse any particular Fund, and we do not provide investment advice.

    Asset Allocation Model Portfolios.  Four asset allocation models ("Model Portfolios") are available at no additional charge as Investment Options under your Contract.

    Each Model Portfolio invests different percentages of Contract Value in some or all of the Sub-Accounts under your Contract, and these Model Portfolios range from conservative to aggressive. The Model Portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. Also, while diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market. There can be no assurance that any of the Model Portfolios will achieve their investment objective.

    Pursuant to an agreement with Protective Life, Milliman, Inc., a diversified financial services firm and registered investment adviser under the Investment Advisers Act of 1940, as amended, determines the composition of the Model Portfolios and is compensated by Protective Life for doing so. There is no investment advisory relationship between Milliman and Owners. In the future, Protective Life may modify or discontinue its arrangement with Milliman, in which case Protective Life may contract with another firm to provide similar asset allocation models, provide its own asset allocation models, or cease offering asset allocation models. Protective Life does not provide investment advisory services in making the Model Portfolios or any other service or feature available under the Contract.

    The selection of Investment Options in the Model Portfolios involves balancing a number of factors including, but not limited to, the investment objectives, policies and expenses of the Funds in each Model Portfolio, the overall historical performance and volatility of the Funds, and the marketability of individual Funds and Fund families. In addition, Protective Life considers the marketability of individual Funds and Fund families, as well as marketing support provided to Protective Life and the broker-dealers who sell the Contracts and administrative services and marketing support payments made by the Fund or its manager to Protective Life or Investment Distributors, Inc. ("IDI"). The receipt of greater administrative services or marketing support payments from certain Funds may present a conflict of interest for Protective Life.

    The available Model Portfolios and the composition of each specific Model Portfolio you select may change from time to time. In addition, the target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the portfolio holdings of the Funds in the underlying Sub-Accounts. We will provide written notice if the composition of a model portfolio changes, if there is a material change in our arrangement with Milliman, or if we cease offering asset allocation models altogether. We will not change your existing Contract Value or Purchase Payment allocation or percentages in response to these changes, however. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different Model Portfolio, you must submit new allocation instructions to our Administrative Office in writing.

    The following is a brief description of the four Model Portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the Model Portfolios and help you select which Model Portfolio, if any, may be suitable for you. Please talk to him or her if you have additional questions about these Model Portfolios.

      Conservative Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 45% in equity and 55% in fixed income investments. The largest of the asset class target allocations are in fixed income, large cap value and mortgages.
      Moderate Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 55% in equity and 45% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity and large cap growth.
      Growth and Income portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 65% in equity and 35% in fixed income investments. The largest asset class target allocations are in fixed income, international equity, large cap value, and large cap growth.
      Aggressive Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 90% in equity and 10% in fixed income investments. The largest asset class target allocations are in international equity, large cap value, large cap growth and mid cap stocks.

    Other Information about the Funds

    Each Fund sells its shares to the Variable Account in accordance with the terms of a participation agreement between the appropriate investment company and Protective Life. The termination provisions of these agreements vary. If a participation agreement relating to a Fund terminates, the Variable Account may not be able to purchase additional shares of that Fund. In that event, Owners may no longer be able to allocate Variable Account value or Purchase Payments to Sub-Accounts investing in that Fund. In certain circumstances, it is also possible that a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement relating to that Fund has not been terminated. Should a Fund decide to discontinue selling its shares to the Variable Account, Protective Life would not be able to honor requests from Owners to allocate Purchase Payments or transfer Contract Value to the Sub-Account investing in shares of that Fund.

    Certain Payments We Receive with Regard to the Funds

    We (and our affiliates) may receive payments from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof. These payments are negotiated and thus differ by Fund (sometimes substantially), and the amounts we (or our affiliates) receive may be significant. These payments are made for various purposes, including payment for services provided and expenses incurred by us (and our affiliates) in promoting, marketing, distributing, and administering the Contracts, and, in our role as intermediary, the Funds. We (and our affiliates) may profit from these payments.

    12b-1 Fees.  We receive 12b-1 fees from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us. Rule 12b-1 fees are paid out of Fund assets as part of the Fund's total annual operating expenses. Payments made out of Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The chart below shows the maximum 12b-1 fees we anticipate we will receive from the Funds on an annual basis:

    Incoming 12b-1 Fees

Fund	Maximum 12b-1 fee
Paid to us:
Clayton Street Trust	0.25%
Fidelity Variable Insurance Products	0.25%
Franklin Templeton Variable Insurance Products Trust	0.25%
Goldman Sachs Variable Insurance Trust	0.25%
Royce Capital Fund	0.25%
Legg Mason Partners Variable Equity Trust	0.25%
MFS® Variable Insurance Trust	0.25%
MFS® Variable Insurance Trust II	0.25%
PIMCO Variable Insurance Trust	0.25%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0.25%

    Payments From Advisers and/or Distributors.  As of the date of this prospectus, we (or our affiliates) also receive payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of all of the Funds other than 12b-1 fees. These payments are not paid out of Fund assets. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us (or our affiliate). The payments we receive from the investment advisers, sub-advisers or distributors of the Funds currently range from 0.10% to 0.50% of Fund assets attributable to our variable insurance contracts.

    Other Payments.  A Fund's adviser, sub-adviser, or distributor or its affiliates may provide us (or our affiliates) and/or broker-dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

    For details about the compensation payments we make in connection with the sale of the Contracts, see "DISTRIBUTION OF THE CONTRACTS."

    Addition, Deletion or Substitution of Investments

    Protective Life reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if in Protective Life's judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account, Protective Life may redeem the shares, if any, of that Fund and substitute shares of another registered open-end management company or unit investment trust. The new Funds may have higher fees and charges than the ones they replaced. Protective Life will not substitute any shares attributable to a Contract's interest in the Variable Account without notice and any necessary approval of the Securities and Exchange Commission and state insurance authorities. Because the plan fiduciary retains the right to select the investments in an employee benefit plan, when the fiduciary receives notice of an addition, deletion, or substitution of an investment (for example, either through this Prospectus or a supplement to the Prospectus), a plan fiduciary should consider whether the Contract will remain a prudent investment for the plan. If a plan fiduciary wishes to reject the change after receiving notice, it can do so by surrendering the Contract.

    Protective Life also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares of a new Fund. Subject to applicable law and any required SEC approval, Protective Life may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. We may make any new Sub-Accounts available to existing Owner(s) on a basis we determine. All Sub-Accounts and Funds may not be available to all classes of contracts.

    If we make any of these substitutions or changes, Protective Life may by appropriate endorsement change the Contract to reflect the substitution or other change. If Protective Life deems it to be in the best interest of Owners and Annuitants, and subject to any approvals that applicable law may require, we may operate the Variable Account as a management company under the 1940 Act, we may de-register it under that Act if registration is no longer required, or we may combine it with other Protective Life separate accounts. Protective Life reserves the right to make any changes to the Variable Account that the 1940 Act or other applicable law or regulation requires or permits.

    DESCRIPTION OF THE CONTRACT

    The following sections describe the Contracts currently being offered.

    The Contract

    The Protective Variable Annuity Contract is an individual flexible premium deferred variable and fixed annuity contract issued by Protective Life. There are three different classes of the Contract — the L Series, the B Series, and the C Series — with different charges and features that may be appropriate for you based on your financial situation, your age, and how you intend to use the Contract. Once you elect a class, you may not later switch to a different class. Therefore, before you select a class, you should carefully compare all three and consult your sales representative to determine which class best suits your needs. The three classes differ as follows:

	L Series	B Series	C Series
Mortality and Expense Risk Charge (as a % of Variable Account Value)	1.50%	1.20%	1.60%
Administration Charge (as a % of Variable Account Value)	0.15%	0.10%	0.15%
Total Variable Account Annual Expenses (as a % of Variable Account Value)	1.65%	1.30%	1.75%
Surrender Charge Schedule (as a % of amount surrendered less any free withdrawal amount) (Based on Date of Each Purchase Payment)	4 years (7.0%, 7.0%, 6.0%, 6.0%)	7 years (7.0%, 6.0%, 6.0%, 5.0%, 4.0%, 3.0%, 2.0%)	None
Minimum Required Initial Purchase Payment	$ 25,000	$ 5,000 ($25,000 if Protective Income Manager rider is purchased)	$ 25,000
Ability to Allocate Purchase Payments and Transfer Contract Value to the Fixed Account	Yes	Yes	No

    Among the factors you should consider when choosing which class may be most appropriate for your individual needs are the following:

      Your age;
      The amount of your initial investment;
      How long you intend to hold the Contract;
      The likelihood that you will want or need to make withdrawals from the Contract and if so, when you would do so (withdrawals will be reduced by the imposition of any applicable surrender charge);
      Your investment objectives, particularly with respect to allocating Purchase Payments and transferring Contract Value to the Fixed Account (amounts held in the Fixed Account are credited a fixed rate of interest); and
      Your desire to minimize costs and/or maximize returns associated with the Contract.

    Use of the Contract in Qualified Plans

    You may purchase the Contract on a non-qualified basis. You may also purchase it for use within certain qualified retirement plans or in connection with other employee benefit plans or arrangements that receive favorable tax treatment. Such qualified plans include individual retirement accounts and individual retirement annuities (IRAs), and pension and profit sharing plans (including H.R. 10 Plans). Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans and employee benefit plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax and/or financial adviser regarding the use of the Contract within a Qualified Plan or in connection with other employee benefit plans or arrangements. You should carefully consider the benefits and features provided by the Contract in relation to their costs (e.g., surrender charges) as they apply to your particular situation.

    Parties to the Contract

    Owner

    The Owner is the person or persons who own the Contract and is entitled to exercise all rights and privileges provided in the Contract. Two persons may own the Contract together. In the case of two Owners, provisions relating to action by the Owner means both Owners acting together. Protective Life may accept instructions from one Owner on behalf of all Owners via the internet and only to transfer Contract Value among and/or between Sub-Accounts. Protective Life will only issue a Contract prior to each Owner's 86th birthday (76th birthday if the Maximum Anniversary Value Death Benefit is selected). Individuals as well as nonnatural persons, such as corporations or trusts, may be Owners. In the case of Owners who are nonnatural persons, age restrictions apply to the Annuitant.

    The Owner of this Contract may be changed by Written Notice provided:

      each new Owner's 86th birthday (76th birthday if Maximum Anniversary Value Death Benefit was selected) is after the Issue Date; and
      each new Owner's 95th birthday is on or after the Annuity Date.

    For a period of 1 year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. Naming a nonnatural person as an Owner or changing the Owner may result in a tax liability. (See "TAXATION OF ANNUITIES IN GENERAL.") If you select the SecurePay 5 rider or the Protective Income Manager rider, changing and/or adding Owners may result in termination of the rider. (See "PROTECTED LIFETIME INCOME BENEFITS.")

    Beneficiary

    The Beneficiary is the person or persons who may receive the benefits of this Contract upon the death of the Owner.

    Primary — The Primary Beneficiary is the surviving Owner, if any. If there is no surviving Owner, the Primary Beneficiary is the person or persons designated by the Owner and named in our records.

    Contingent — The Contingent Beneficiary is the person or persons designated by the Owner and named in our records to be Beneficiary if the Primary Beneficiary is not living at the time of the Owner's death.

    If no Beneficiary designation is in effect or if no Beneficiary is living at the time of the Owner's death, the Beneficiary will be the estate of the deceased Owner. If any Owner dies on or after the Annuity Date, the Beneficiary will become the new Owner.

    Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner. An irrevocable Beneficiary is one whose written consent is needed before the Owner can change the Beneficiary designation or exercise certain other rights. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary. If you select the SecurePay 5 rider or the Protective Income Manager rider, changing and/or adding Beneficiaries may result in termination of the rider. (See "PROTECTED LIFETIME INCOME BENEFITS.")

    Annuitant

    The Annuitant is the person or persons on whose life annuity income payments may be based. The first Owner shown on the application for the Contract is the Annuitant unless the Owner designates another person as the Annuitant. The Contract must be issued prior to the Annuitant's 86th birthday (76th birthday if the Maximum Anniversary Value Death Benefit is selected). If the Annuitant is not an Owner and dies prior to the Annuity Date, the Owner will become the new Annuitant unless the Owner designates otherwise. However, if the Owner is a nonnatural person, the death of the Annuitant will be treated as the death of the Owner.

    The Owner may change the Annuitant by Written Notice prior to the Annuity Date. However, if any Owner is not a natural person, then the Annuitant may not be changed. The new Annuitant's 95th birthday must be on or after the Annuity Date in effect when the change of Annuitant is requested. If you select the SecurePay 5 rider or the Protective Income Manager rider, changing the Annuitant will result in termination of the rider. (See "PROTECTED LIFETIME INCOME BENEFITS.")

    Payee

    The Payee is the person or persons designated by the Owner to receive the annuity income payments under the Contract. The Annuitant is the Payee unless the Owner designates another party as the Payee. The Owner may change the Payee at any time.

    Issuance of a Contract

    To purchase a Contract, you must have submitted certain application information and an initial Purchase Payment to Protective Life through a licensed representative of Protective Life. Any such licensed representative must also be a registered representative of a broker/dealer having a distribution agreement with Investment Distributors, Inc. Protective Life has reserved the right to accept or decline a request to issue a Contract for any reason permitted or required by law. Contracts may be sold to or in connection with retirement plans which do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code.

    If the necessary application information for a Contract accompanied the initial Purchase Payment, we allocated the initial Purchase Payment (less any applicable premium tax) to the Investment Options as you directed on the appropriate form within two business days of receiving such Purchase Payment at the Administrative Office at the Accumulation Unit Value next determined for the portion of the Purchase Payment allocated to the Sub-Account. If we did not receive the necessary application information, Protective Life may have retained the Purchase Payment for up to five business days while it attempted to complete the information. If the necessary application information was not complete after five business days, Protective Life informed the applicant of the reason for the delay and returned the initial Purchase Payment immediately unless the applicant specifically consented to Protective Life retaining it until the information was complete. Once the information was complete, we allocated the initial Purchase Payment to the appropriate Investment Options within two business days.

    Purchase Payments

    We will only accept Purchase Payments before the earlier of the oldest Owner's and Annuitant's 86th birthday. No Purchase Payment will be accepted within 3 years of the Annuity Date then in effect. If you select the SecurePay 5 rider, you cannot make any Purchase Payments two years or more after the Rider Issue Date, or on or after the Benefit Election Date, whichever comes first. (See "THE SECUREPAY 5 RIDER.") The minimum initial Purchase Payment is $5,000 for the B Series, and $25,000 for the C and L Series. If you purchase the B Series with the Protective Income Manager rider, your minimum initial Purchase Payment must be $25,000. The minimum subsequent Purchase Payment is $100 or $50 if made by electronic funds transfer. We reserve the right not to accept any Purchase Payment in our sole discretion. Under certain circumstances, we may be required by law to reject a Purchase Payment.

    Purchase Payments are payable at our Administrative Office. You may make them by check payable to Protective Life Insurance Company or by any other method we deem acceptable. We will process Purchase Payments as of the end of the Valuation Period during which we receive your payment and a completed transaction service form at our Administrative Office at the Accumulation Unit Value next determined for the portion of the Purchase Payment allocated to the Sub-Account. Valuation Periods end at the close of regular trading on the New York Stock Exchange. We will process any Purchase Payment received at our Administrative Office after the end of the Valuation Period on the next Valuation Date.

    The maximum aggregate Purchase Payment(s) that can be made without prior Administrative Office approval is currently $1,000,000.

    We reserve the right to change the maximum aggregate Purchase Payment(s) that we will accept at any time, and to condition acceptance of Purchase Payments over any established maximum amount upon prior approval by our Administrative Office and to impose conditions upon the acceptance of aggregate Purchase Payments greater than the established maximum, such as limiting the death benefit options that are available under your Contract or your right to purchase the Protective Income Manager rider after the Issue Date under our RightTime option. We also reserve the right to limit, suspend, or reject any and all Purchase Payments at any time. We would suspend, reject, and/or place limitations on the acceptance of initial and/or subsequent Purchase Payments in order to limit our exposure to the risks associated with offering the Contracts or riders under the Contracts. We also reserve the right to limit the Investment Options to which you may direct Purchase Payments for the same reasons, because changes in our arrangements with a Fund, or the investment manager or distributor of a Fund, or because a Fund has or will become unavailable for purchase under the Contracts. We may do so for all Contracts or only certain classes of Contracts. We will give written notice at least five (5) days before any changes regarding Purchase Payment limitations go into effect.

    If we exercise our right to suspend, reject, and/or place limitations on the acceptance and/or allocation of subsequent Purchase Payments, you may be unable to, or limited in your ability to, increase your Contract Value through subsequent Purchase Payments. These restrictions could prevent you from making future contributions to a Qualified Contract, including periodic contributions to an employer sponsored retirement plan or an IRA. Accordingly, you should consider whether the Contract and/or the rider is appropriate for you. (See “QUALIFIED RETIREMENT PLANS.”). Before you purchase this Contract and determine the amount of your initial Purchase Payment, you should consider the fact that we may suspend, reject, or limit subsequent Purchase Payments at some point in the future. You should consult with your sales representative prior to purchase.

    Under the current automatic purchase payment plan, you may select a monthly or quarterly payment schedule pursuant to which Purchase Payments will be automatically deducted from a bank account. We currently accept automatic Purchase Payments on the 1st through the 28th day of each month. Each automatic Purchase Payment must be at least $50. You may not allocate payments made through the automatic purchase payment plan to any DCA Account. You may not elect the automatic purchase payment plan and the automatic withdrawal plan simultaneously. (See "Surrenders and Withdrawals".) Upon our receipt of Due Proof of Death of the Owner at our Administrative Office, the Company will terminate deductions under the automatic purchase payment plan. The automatic purchase payment plan is not available if you purchase the Protective Income Manager rider. If you select the Protective Income Manager rider under our RightTime Option, any automatic purchase payment plan in effect will terminate on the Rider Issue Date. See "PROTECTIVE INCOME MANAGER (PATENT PENDING) WITH RIGHTTIME OPTION."

    We do not always receive your Purchase Payment or your application on the day you send it or give it to your sales representative. In some circumstances, such as when you purchase a Contract in exchange for an existing annuity contract from another company, we may not receive your Purchase Payment from the other company for a substantial period of time after you sign the application and send it to us.

    Right to Cancel

    You have the right to return the Contract within a certain number of days after you receive it by returning it, along with a written cancellation request, to our Administrative Office or the sales representative who sold it. In the state of Connecticut, non-written requests are also accepted. The number of days, which is at least ten, is determined by state law in the state where the Contract is delivered. Return of the Contract by mail is effective on being post-marked, properly addressed and postage pre-paid. We will treat the returned Contract as if it had never been issued. Where permitted under state law, Protective Life will refund the Contract Value. This amount may be more or less than the aggregate amount of your Purchase Payments up to that time. In states requiring the return of Purchase Payments, we will refund the greater of the Contract Value or the Purchase Payment.

    For individual retirement annuities and Contracts issued in states where, upon cancellation during the right-to-cancel period, we return at least your Purchase Payments, we reserve the right to allocate all or a portion of your initial Purchase Payment (and any subsequent Purchase Payment made during the right-to-cancel period) that you allocated to the Sub-Accounts to the Invesco V.I. U.S. Government Money Portfolio Sub-Account until the expiration of the right-to-cancel period. When we allocate your initial Purchase Payment (and any subsequent Purchase Payments) to the Invesco V.I. U.S. Government Money Portfolio Sub-Account for the right-to-cancel period, we will refund the greater of the Contract Value without any deductions for fees or charges or the Purchase Payment. Thereafter, we will allocate all Purchase Payments according to your allocation instructions then in effect.

    Allocation of Purchase Payments

    Owners must indicate in the application how their initial and subsequent Purchase Payments are to be allocated among the Investment Options. If your allocation instructions are indicated by percentages, whole percentages must be used.

    Owners may change allocation instructions by Written Notice at any time. Owners may also change instructions by telephone, facsimile, automated telephone system or via the Internet at www.protective.com ("non-written instructions"). For non-written instructions regarding allocations, we may require a form of personal identification prior to acting on instructions and we will record any telephone voice instructions. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or eliminate any of these non-written communication methods for any Contract or class of Contracts at any time for any reason.

    If you select the SecurePay 5 rider or the Protective Income Manager rider, your options for allocating Purchase Payments will be restricted. You must allocate your Purchase Payments (and Contract Value) in accordance with our Allocation Guidelines and Restrictions. (See "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS.")

    Variable Account Value

    Sub-Account Value

    A Contract's Variable Account value at any time is the sum of the Sub-Account values and therefore reflects the investment experience of the Sub-Accounts to which it is allocated. There is no guaranteed minimum Variable Account value. The Sub-Account value for any Sub-Account as of the Issue Date is equal to the amount of the initial Purchase Payment allocated to that Sub-Account. On subsequent Valuation Dates prior to the Annuity Date, the Sub-Account value is equal to that part of any Purchase Payment allocated to the Sub-Account and any Contract Value transferred to the Sub-Account, adjusted by income, dividends, net capital gains or losses (realized or unrealized), decreased by withdrawals (including any applicable surrender charges and premium tax), Contract Value transferred out of the Sub-Account and fees deducted from the Sub-Account.

    The Sub-Account value for a Contract may be determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for the Accumulation Units in that Sub-Account on that day.

    Determination of Accumulation Units

    Purchase Payments allocated and Contract Value transferred to a Sub-Account are converted into Accumulation Units. An Accumulation Unit is a unit of measure used to calculate the value of a Sub-Account prior to the Annuity Date. We determine the number of Accumulation Units to be credited to a Contract by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit value of the appropriate class of Accumulation Units of that Sub-Account for the Valuation Date as of which the allocation or transfer occurs. Purchase Payments allocated or amounts transferred to a Sub-Account under a Contract increase the number of Accumulation Units of that Sub-Account credited to the Contract. We execute such allocations and transfers as of the end of the Valuation Period in which we receive a Purchase Payment or Written Notice or other instruction requesting a transfer.

    Certain events reduce the number of Accumulation Units of a Sub-Account credited to a Contract. The following events result in the cancellation of the appropriate number of Accumulation Units of a Sub-Account:

      surrenders and applicable surrender charges;
      withdrawals and applicable surrender charges;
      automatic withdrawals and applicable surrender charges;
      transfer from a Sub-Account and any applicable transfer fee;
      payment of a death benefit claim;
      application of the Contract Value to an Annuity Option; and
      deduction of the monthly death benefit fee, the monthly SecurePay Fee, the monthly Protective Income Manager fee and the annual contract maintenance fee.

    Accumulation Units are canceled as of the end of the Valuation Period in which we receive Written Notice of or other instructions regarding the event. The deduction of the monthly death benefit fee, the monthly SecurePay Fee, the monthly Protective Income Manager fee and the annual contract maintenance fee results in the cancellation of Accumulation Units without notice or instruction. The monthly fee is deducted from a Sub-Account in the same proportion that the Sub-Account value bears to the total Contract Value in the Variable Account on that date.

    Determination of Accumulation Unit Value

    The Accumulation Unit value for each class of Accumulation Units in a Sub-Account at the end of every Valuation Date is the Accumulation Unit value for that class at the end of the previous Valuation Date times the net investment factor.

    Net Investment Factor

    The net investment factor measures the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the net investment factor reflects the investment performance of the Fund in which the Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. Each Sub-Account has a net investment factor for each Valuation Period which may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. The net investment factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

      is the result of:
        the net asset value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus the per share amount of any dividend or capital gain distributions made by the Funds held in the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period.
      is the net asset value per share of the Fund held in the Sub-Account, determined at the end of the most recent prior Valuation Period.
      is a factor representing the mortality and expense risk charge and the administration charge for the number of days in the Valuation Period and a charge or credit for any taxes attributed to the investment operations of the Sub-Account, as determined by the Company.

    Transfers

    Before the Annuity Date, you may instruct us to transfer Contract Value between and among the Investment Options. When we receive your transfer instructions on a completed transaction service form at our Administrative Office, we will allocate the Contract Value you transfer at the next price determined for the Investment Options you indicate. Prices for the Investment Options are determined as of the end of each Valuation Period. Accordingly, transfer requests received in "good order" at our Administrative Office before the end of a Valuation Period are processed at the price determined as of the end of the Valuation Period on the day the requests are received; transfer requests received at our Administrative Office after the end of a Valuation Period are processed at the price determined as of the end of the next Valuation Period. A transfer request will be deemed in "good order" if the transaction service form is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office. We may defer transfer requests under the same conditions that payment of withdrawals and surrenders may be delayed. (See "SUSPENSION OR DELAY IN PAYMENTS.") There are limitations on transfers, which are described below.

    After the Annuity Date, when variable income payments are selected, transfers are allowed between Sub-Accounts, but are limited to one transfer per month. Dollar cost averaging and portfolio rebalancing are not allowed. No transfers are allowed within the Guaranteed Account or from a Sub-Account and Guaranteed Account.

    If you select the SecurePay 5 rider or the Protective Income Manager rider, your options for transferring Contract Value will be restricted. You must transfer Contract Value in accordance with our Allocation Guidelines and Restrictions. (See "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS.")

    In the event of the Owner's death, all automatic transfers under the Contract, such as dollar cost averaging, portfolio rebalancing, and Allocation Adjustment, will cease upon our receipt of Due Proof of Death at our Administrative Office.

    A surviving spouse who elects to continue the Contract as the new Owner may decide to participate in either dollar cost averaging or portfolio rebalancing, or both, subject to the terms and conditions set forth in this Prospectus. A surviving spouse who continues the Contract may also elect the SecurePay 5 rider or the Protective Income Manager rider, provided (1) he or she meets the conditions for eligibility at that time and (2) participates in the Allocation Adjustment Program.

    Any Beneficiary who elects a Death Benefit payment option that provides for the payment of Death Benefit proceeds either over the lifetime of the Beneficiary or within 5 years of the Owner’s death may transfer Contract Value among the Sub-Accounts and participate in the portfolio rebalancing program. Because that Beneficiary may not make additional premium payments, however, the Beneficiary may not participate in dollar cost averaging. See “DEATH BENEFIT-Payment of the Death Benefit.”

    How to Request Transfers

    Before or after the Annuity Date, owners may request transfers by Written Notice at any time. Owners also may request transfers by telephone, facsimile, automated telephone system or via the Internet at www.protective.com ("non-written instructions"). From time to time and at our sole discretion, we may introduce additional methods for requesting transfers or discontinue any method for making non-written instructions for such transfers. We will require a form of personal identification prior to acting on non-written instructions and we will record telephone requests. We will send you a confirmation of all transfer requests communicated to us. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent transfer requests.

    Reliability of Communications Systems

    The Internet and telephone systems may not always be available. Any computer or telephone system, whether it is yours, your service providers', your registered representative's, or ours, can experience unscheduled outages or slowdowns for a variety of reasons. Such outages or delays may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you can request your transaction by writing to us.

    Limitations on Transfers

    We reserve the right to modify, limit, suspend or eliminate the transfer privileges (including acceptance of non-written instructions submitted by telephone, automated telephone system, the Internet or facsimile) with prior notice for any Contract or class of Contracts at any time for any reason.

    Minimum amounts.  You must transfer at least $100 each time you make a transfer. If the entire amount in the Investment Option is less than $100, you must transfer the entire amount. If less than $100 would be left in an Investment Option after a transfer, then we may transfer the entire amount out of that Investment Option instead of the requested amount.

    Number of transfers.  Currently we do not generally limit the number of transfers that may be made. We reserve the right, however, to limit the number of transfers to no more than 12 per Contract Year and we also reserve the right to charge a transfer fee for each additional transfer over 12 during any Contract Year if Protective Life determines, in its sole discretion, that the number of transfers or the cost of processing such transfers is excessive. The transfer fee will not exceed $25 per transfer. We will give written notice thirty (30) days before we impose a transfer fee or limit the number of transfers. We will deduct any transfer fee from the amount being transferred. See "CHARGES AND DEDUCTIONS, Transfer Fee."

    Limitations on transfers involving the Guaranteed Account.  No amounts may be transferred into a DCA Account. For B and L Series Contracts, no amounts may be transferred to the Fixed Account within six months after any transfer from the Guaranteed Account to the Variable Account. The maximum amount that may be transferred from the Fixed Account during a Contract Year is the greater of (a) $2,500 or (b) 25% of the Contract Value in the Fixed Account. Due to this limitation, if you want to transfer all of your Contract Value from the Guaranteed Account to the Variable Account, it may take several years to do so. The limitation on transfers from the Fixed Account does not apply, however, to dollar cost averaging transfers from the Fixed Account.

    Limitations on frequent transfers, including "market timing" transfers.  Frequent transfers may involve an effort to take advantage of the possibility of a lag between a change in the value of a Fund's portfolio securities and the reflection of that change in the Fund's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of a Fund at a price that does not reflect the current market value of the portfolio securities of the Fund, and then to realize a profit when the Fund shares are sold the next Valuation Date or thereafter.

    When you request a transfer among the Sub-Accounts, your request triggers the purchase and redemption of Fund shares. Frequent transfers cause frequent purchases and redemptions of Fund shares. Frequent purchases and redemptions of Fund shares can cause adverse effects for a Fund, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants, or owners of other variable annuity contracts we issue that invest in the Variable Account. Frequent transfers can result in the following adverse effects:

      Increased brokerage, trading and transaction costs;
      Disruption of planned investment strategies;
      Forced and unplanned liquidation and portfolio turnover;
      Lost opportunity costs; and
      Large asset swings that decrease the Fund's ability to provide maximum investment return to all Contract Owners.

    In order to try to protect our Owners and the Funds from the potential adverse effects of frequent transfer activity, we have implemented certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent frequent, short-term transfer activity that may adversely affect the Funds, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants and owners of other variable annuity contracts we issue that invest in the Variable Account. We discourage frequent transfers of Contract Value between Sub-Accounts.

    We monitor transfer activity in the Contracts to identify frequent transfer activity in any Contract. Our current Market Timing Procedures are intended to detect transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-Accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters. We do not include transfers made pursuant to the dollar-cost averaging and portfolio rebalancing programs when monitoring for frequent transfer activity.

    When we identify transfer activity exceeding our established parameters in a Contract or group of Contracts that appear to be under common control, we suspend non-written methods of requesting transfers for that Contract or group of Contracts. All transfer requests for the affected Contract or group of Contracts must be made by Written Notice. We notify the affected Owner(s) in writing of these restrictions.

    In addition to our Market Timing Procedures, the Funds may have their own market timing policies and restrictions. While we reserve the right to enforce the Funds' policies and procedures, Owners and other persons with interests under the Contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Funds, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the market timing policies established by the Fund.

    Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by law, we reserve the right to delay or refuse to honor a transfer request, or to reverse a transfer at any time we are unable to purchase or redeem shares of any of the Funds because of the Fund's refusal or restriction on purchases or redemptions. We will notify the Owner(s) of any refusal or restriction on a purchase or redemption by a Fund relating to that Owner's transfer request. Some Funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual Fund shares within a certain number of business days after purchase). We reserve the right to implement, administer, and collect any redemption fees imposed by any of the Funds. You should read the prospectus of each Fund for more information about its ability to refuse or restrict purchases of its shares, which may be more or less restrictive than our Market Timing Procedures and those of other Funds, and to impose redemption fees.

    We apply our Market Timing Procedures consistently to all Owners without special arrangement, waiver or exception. We reserve the right to change our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter potentially harmful frequent transfer activity, to comply with state or federal regulatory requirements, or both. We may change our parameters to monitor for different dollar amounts, number of transfers, time period of the transfers, or any of these.

    Owners seeking to engage in frequent transfer activity may employ a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect others involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect or deter every potential market timer. In addition, because other insurance companies, retirement plans, or both may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from frequent transfer activity in contracts or policies issued by other insurance companies or by retirement plan participants.

    Dollar Cost Averaging

    Before the Annuity Date, you may instruct us by Written Notice to transfer automatically, on a monthly basis, amounts from a DCA Account or the Fixed Account to any Sub-Account of the Variable Account. This is known as the "dollar-cost averaging" ("DCA") method of investment. By transferring equal amounts of Contract Value on a regularly scheduled basis, as opposed to allocating a larger amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations in the value of Sub-Account Accumulation Units. Protective Life, however, makes no guarantee that the dollar cost averaging method will result in a profit or protection against loss.

    DCA transfers are made monthly; you may choose to make the transfers on the 1st through the 28th day of each month. Dollar cost averaging transfers cease upon our receipt of Due Proof of Death of the Owner at our Administrative Office. Any remaining balance designated for DCA transfers will be automatically transferred to the Sub-Accounts according to the Owner's current dollar cost averaging instructions.

    There is no charge for dollar cost averaging. Automatic transfers made to facilitate dollar cost averaging will not count toward the 12 transfers permitted each Contract Year if we elect to limit transfers, or the designated number of free transfers in any Contract Year if we elect to charge for transfers in excess of that number in any Contract Year. We reserve the right to restrict the Sub-Accounts into which you may make DCA transfers or discontinue dollar cost averaging upon written notice to the Owner at any time for any reason.

    In states where, upon cancellation during the right-to-cancel period, we are required to return your Purchase Payment, we reserve the right to delay commencement of dollar cost averaging transfers until the expiration of the right-to-cancel period.

    If you selected the SecurePay 5 rider or the Protective Income Manager rider, you may allocate your Purchase Payments to a DCA Account. Your dollar-cost averaging transfers from the DCA Account must be allocated, however, in accordance with our Allocation Guidelines and Restrictions. You may not allocate Purchase Payments to the Fixed Account if you select the SecurePay 5 rider or the Protective Income Manager rider. (See "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS.")

    Transfers from the DCA Accounts.  If you allocate a Purchase Payment to one of the DCA Accounts, you must include instructions regarding the day of the month on which the transfers should be made, the period during which the dollar cost averaging transfers should occur, and the Sub-Accounts into which the transferred funds should be allocated. Currently, you may establish monthly transfers of equal amounts of Contract Value from DCA Account 1 monthly for a minimum of three to a maximum of six months and from the DCA Account 2 for a minimum of seven to a maximum of twelve months

    At times, the Company may credit a higher annual rate of interest to the balance held in DCA Account 2 than the balance held in DCA Account 1. From time to time, we may offer different maximum periods for dollar cost averaging amounts from a DCA Account. The periodic amount transferred from a DCA Account will be equal to the Purchase Payment allocated to the DCA Account divided by the number of dollar cost averaging transfers to be made.

    The interest rates on the DCA Accounts apply to the declining balance in the account. Therefore the amount of interest actually paid with respect to a Purchase Payment allocated to the DCA Account will be substantially less than the amount that would have been paid if the full Purchase Payment remained in the DCA Account for the full period. Interest credited will be transferred from the DCA Account after the last dollar cost averaging transfer.

    We will process dollar cost averaging transfers until the earlier of the following: (1) the DCA Account Value equals $0, or (2) the Owner instructs us by Written Notice to cancel the automatic transfers. If you terminate transfers from a DCA Account before the amount remaining in that account is $0, we will immediately transfer any amount remaining in that DCA Account according to your instructions. If you do not provide instructions, we will transfer the remaining amount to the Sub-Accounts according to your dollar cost averaging allocation instruction in effect at that time.

    Transfers from the Fixed Account.  In B and L Series Contracts, you may also establish dollar-cost averaging transfers from the Fixed Account. The minimum period for dollar cost averaging transfers from the Fixed Account is twelve months; there is no maximum transfer period. If you wish to establish dollar-cost averaging transfers from the Fixed Account, you must include instructions regarding the day of the month on which the transfers should be made, the amount of the transfers (you must transfer the same amount each time), the period during which the dollar cost averaging transfers should occur, and the Sub-Accounts into which the transferred funds should be allocated.

    Portfolio Rebalancing

    Before the Annuity Date, you may instruct Protective Life by Written Notice to periodically transfer your Variable Account value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account value among such Sub-Accounts ("portfolio rebalancing"). The portfolio rebalancing percentages must be in whole numbers and must allocate amounts only among the Sub-Accounts. Unless you instruct otherwise, portfolio rebalancing is based on your Purchase Payment allocation instructions in effect with respect to the Sub-Accounts at the time of each rebalancing transfer. We deem portfolio rebalancing instructions from you that differ from your current Purchase Payment allocation instructions to be a request to change your Purchase Payment allocation.

    You may elect portfolio rebalancing to occur on the 1st through the 28th day of a month on either a quarterly, semi-annual or annual basis. If you do not select a day, transfers will occur on the same day of the month as your Contract Anniversary, or on the 28th day of the month if your Contract Anniversary occurs on the 29th, 30th or 31st day of the month. You may change or terminate portfolio rebalancing by Written Notice, or by other non-written communication methods acceptable for transfer requests. Portfolio rebalancing ceases when we receive Due Proof of Death of the Owner at our Administrative Office. The Contract Value will remain in the Investment Options as of the date we receive Due Proof of Death of the Owner. A surviving spouse who elects to continue the Contract and become the new Owner, or any Beneficiary who elects to receive payment of the Death Benefit over their lifetime or within 5 years of the Owner’s death, may provide us with new Contract allocation instructions. See ”DEATH BENEFIT – Payment of the Death Benefit.”

    There is no charge for portfolio rebalancing. Automatic transfers made to facilitate portfolio rebalancing will not count toward the 12 transfers permitted each Contract Year if we elect to limit transfers, or the designated number of free transfers in any Contract Year if we elect to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue portfolio rebalancing upon written notice to the Owner at any time for any reason.

    Surrenders and Withdrawals

    At any time before the Annuity Date, you may request a surrender of or withdrawal from your Contract. Federal and state income taxes may apply to surrenders and withdrawals (including withdrawals made under the SecurePay 5 rider or the Protective Income Manager rider), and a 10% federal penalty tax may apply if the surrender or withdrawal occurs before the Owner reaches age 59-1/2. (See "TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.") A surrender charge may also apply to surrenders and withdrawals under L Series and B Series Contracts. (See "CHARGES AND DEDUCTIONS".) We do not impose a surrender charge under C Series Contracts. A surrender value may be available under certain Annuity Options. (See "Annuitization.") In accordance with SEC regulations, surrenders and withdrawals are payable within 7 calendar days of our receiving your request in "good order" at our Administrative Office. (See "Suspension or Delay in Payments.") A surrender or withdrawal request will be deemed in "good order" if the transaction service form is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office.

    Surrenders

    At any time before the Annuity Date, you may request a surrender of your Contract for its surrender value either by Written Notice or by facsimile. Surrenders requested by facsimile are subject to limitations. Currently, we accept requests by facsimile for surrenders of Contracts that have a Contract Value of $50,000 or less. For Contracts that have a Contract Value greater than $50,000, we will only accept surrender requests by Written Notice. We may eliminate your ability to request a surrender by facsimile or change the requirements for your ability to request a surrender by facsimile for any Contract or class of Contracts at any time without prior notice. We will pay you the surrender value in a lump sum.

    Withdrawals

    At any time before the Annuity Date, you may request a withdrawal of your Contract Value provided the Contract Value remaining after the withdrawal is at least $5,000. If you request a withdrawal that would reduce your Contract Value below $5,000, then we will consider your request to be not in "good order" and we will notify you that we will not process your request. Please note that if you select the SecurePay 5 rider or the Protective Income Manager rider special withdrawal rules apply (especially on or after the Benefit Election Date for the SecurePay 5 rider). (See "PROTECTED LIFETIME INCOME BENEFITS.")

    You may request a withdrawal by Written Notice or by facsimile. If we have received your completed telephone withdrawal authorization form, you also may request a withdrawal by telephone. Withdrawals requested by telephone or facsimile are subject to limitations. Currently we accept requests for withdrawals by telephone or by facsimile for amounts not exceeding 25% of Contract Value, up to a maximum of $50,000. For withdrawals exceeding 25% of the Contract Value and/or $50,000 we will only accept withdrawal requests by Written Notice. We may eliminate your ability to make withdrawals by telephone or facsimile or change the requirements for your ability to make withdrawals by telephone or facsimile for any Contract or class of Contracts at any time without prior notice.

    You may specify the amount of the withdrawal to be made from any Investment Option. If you do not so specify, or if the amount in the designated Investment Option(s) is inadequate to comply with the request, the withdrawal will be made from each Investment Option based on the proportion that the value of each Investment Option bears to the total Contract Value.

    Signature Guarantees

    Signature guarantees are required for withdrawals or surrenders of $50,000 or more.

    Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim's account with a financial institution or a provider of financial services. They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.

    An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

    A notary public cannot provide a signature guarantee. Notarization will not substitute for a signature guarantee.

    Surrender Value

    The surrender value of any surrender or withdrawal request is equal to the Contract Value surrendered or withdrawn minus any applicable surrender charge, contract maintenance fee and premium tax. We will determine the surrender value as of the end of the Valuation Period during which we receive your request in "good order" at our Administrative Office. A surrender or withdrawal request will be deemed in "good order" if the transaction service form is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office. Valuation Periods end at the close of regular trading on the New York Stock Exchange. We will process any request received at our Administrative Office after the end of the Valuation Period on the next Valuation Date.

    For B Series and L Series Contracts, the amount we will pay you if you request a withdrawal depends on whether you request a "gross" withdrawal or a "net" withdrawal. For a "gross" withdrawal, this amount is equal to the Contract Value withdrawn minus any applicable surrender charge and premium tax. For a "net" withdrawal, this amount is equal to the Contract Value withdrawn (we will deduct the surrender charge from your remaining Contract Value after we process the withdrawal). (See "CHARGES AND DEDUCTIONS — Surrender Charge (Contingent Deferred Sales Charge).")

    Cancellation of Accumulation Units

    Surrenders and withdrawals, including any surrender charges, will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or in a reduction of the Guaranteed Account value.

    Surrender and Withdrawal Restrictions

    The Owner's right to make surrenders and withdrawals is subject to any restrictions imposed by applicable law or employee benefit plan.

    In the case of certain Qualified Plans, federal tax law imposes restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made.

    Automatic Withdrawals

    Currently, we offer an automatic withdrawal plan. This plan allows you to pre-authorize periodic withdrawals before the Annuity Date. You may elect to participate in this plan at the time of application or at a later date by properly completing an election form. Payments to you under this plan will only be made by electronic fund transfer. For B Series Contracts to participate in the plan you must have:

      made an initial Purchase Payment of at least $5,000 ($25,000 if the Protective Income Manager rider was purchased); or
      a Contract Value as of the previous Contract Anniversary of at least $5,000.

    For C Series and L Series Contracts, to begin participating in the plan you must have a Contract Value as of the previous Contract Anniversary of at least $25,000.

    The automatic withdrawal plan and the automatic purchase payment plan may not be elected simultaneously. (See "Purchase Payments".) There may be federal and state income tax consequences to automatic withdrawals from the Contract, including the possible imposition of a 10% federal penalty tax if the withdrawal occurs before the Owner reaches age 59-1/2. You should consult your tax advisor before participating in any withdrawal program. (See "Taxation of Withdrawals and Surrenders.")

    When you elect the automatic withdrawal plan, you will instruct Protective Life to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Automatic withdrawals may be made on the 1st through the 28th day of each month. The amount requested must be at least $100 per withdrawal. We will process withdrawals for the designated amount until you instruct us otherwise. If, during any Contract Year, the amount of the withdrawals exceeds the "free withdrawal amount" described in the "Surrender Charge" section of this prospectus, we will deduct a surrender charge where applicable. (See "Surrender Charge.") Automatic withdrawals will be taken pro-rata from the Investment Options in proportion to the value each Investment Option bears to the total Contract Value. We will pay you the amount requested each month or quarter as applicable and cancel the applicable Accumulation Units.

    If any automatic withdrawal transaction would result in a Contract Value of less than $5,000 after the withdrawal, the transaction will not be completed and the automatic withdrawal plan will terminate. Once automatic withdrawals have terminated due to insufficient Contract Value, they will not be automatically reinstated in the event that your Contract Value should reach $5,000 again. The automatic withdrawal plan may be discontinued by the Owner by Written Notice at any time for any reason. Upon receipt of Due Proof of Death of an Owner at our Administrative Office, we will terminate the automatic withdrawal plan.

    There is no charge for the automatic withdrawal plan. We reserve the right to discontinue the automatic withdrawal plan upon Written Notice to you. If you select the SecurePay 5 rider under your Contract, any automatic withdrawal plan in effect will terminate on the Benefit Election Date. The automatic withdrawal plan is not available if you purchase the Protective Income Manager rider. If you select the Protective Income Manager rider under our RightTime® Option, any automatic withdrawal plan in effect will terminate on the Rider Issue Date. (See "PROTECTIVE INCOME MANAGER (PATENT PENDING) WITH RIGHTTIME OPTION.")

    THE GUARANTEED ACCOUNT

    The Guaranteed Account has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, as amended ("1933 Act"), and neither these accounts nor the Company's general account have been registered as an investment company under the 1940 Act. Therefore, neither the Guaranteed Account, the Company's general account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Account included in this prospectus are for the Owner's information. However, such disclosures are subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses.

    In B Series and L Series contracts, the Guaranteed Account consists of the Fixed Account and the DCA Accounts. In C Series Contracts, the Guaranteed Account consists of the DCA Accounts only. We may not always offer the Fixed Account or the DCA Accounts in new Contracts. If we are offering the Fixed Account or any of the DCA Accounts in your state at the time you purchase your Contract, however, those accounts will always be available in your Contract. Please ask your sales representative whether the Fixed Account or any DCA Accounts are available in your Contract.

    From time to time and subject to regulatory approval, we may offer Fixed Accounts or DCA Accounts with different interest guaranteed periods. We, in our sole discretion, establish the interest rates for each account in the Guaranteed Account. We will not declare a rate that yields values less than those required by the state in which the Contract is delivered. You bear the risk that we will not declare a rate that is higher than the minimum rate. Because these rates vary from time to time, allocations made to the same account within the Guaranteed Account at different times may earn interest at different rates. The guaranteed minimum interest for each account in the Guaranteed Account is disclosed in the specification pages of your Contract. The current interest rate for each account in the Guaranteed Account under your Contract is available to you through your myprotective.com account or by calling toll-free 1-800-456-6330.

    Our General Account

    The Guaranteed Account is part of our general account. Unlike Purchase Payments and Contract Value allocated to the Variable Account, we assume the risk of investment gain or loss on amounts held in the Fixed Account and the DCA Accounts.

    The assets of our general account support our insurance and annuity obligations and are subject to our general liabilities from business operations and to claims by our creditors. Because amounts allocated to the Fixed Account and the DCA Accounts, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with any enhanced death benefits, the SecurePay 5 rider or the Protective Income Manager rider), are paid from our general account, any amounts that we may pay under the Contract in excess of Variable Account value are subject to our financial strength and claims-paying ability. It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product. For this reason, you should consider our financial strength and claims-paying ability to meet our obligations under the Contract when purchasing a Contract and making investment decisions under the Contract.

    We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by state regulators, and according to accounting principles generally accepted in the United States of America ("GAAP").

    Our audited consolidated GAAP financial statements are incorporated by reference in the Statement of Additional Information (which is available at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page of this Prospectus). In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

    You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of our financial capacity to meet the obligations of our insurance and annuity contracts based on our financial strength and/or claims-paying ability.

    The Fixed Account (not available in the C Series)

    You generally may allocate some or all of your Purchase Payments and may transfer some or all of your Contract Value to the Fixed Account. Amounts allocated or transferred to the Fixed Account earn interest from the date the funds are credited to the account. There are limitations on transfers involving the Fixed Account. Due to this limitation, if you want to transfer all of your Contract Value from the Fixed Account to the Variable Account, it may take several years to do so. You should carefully consider whether the Fixed Account meets your investment needs. (See "Transfers.")

    The interest rates we apply to Purchase Payments and transfers into the Fixed Account are guaranteed for one year from the date the Purchase Payment or transfer is credited to the account. When an interest rate guarantee expires, we will set a new interest rate, which may not be the same as the interest rate then in effect for Purchase Payments and transfers allocated to the Fixed Account. The new interest rate is also guaranteed for one year.

    If you elect the SecurePay 5 rider or the Protective Income Manager rider when you purchase your Contract, you may not allocate any portion of your Purchase Payments or Contract Value to the Fixed Account. Before you can purchase the Protective Income Manager rider under the RightTime option, you must transfer any Contract Value in the Fixed Account to one or more of the Sub-Accounts consistent with the rider's Allocation Guidelines and Restrictions. (See "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS.")

    The DCA Accounts

    DCA Accounts are designed to systematically transfer amounts to the Sub-Accounts of the Variable Account over a designated period. (See "Transfers, Dollar Cost Averaging.") We currently offer two DCA Accounts. The maximum period for dollar cost averaging transfers from DCA Account 1 is six months and from DCA Account 2 is twelve months.

    The DCA Accounts are available only for Purchase Payments designated for dollar cost averaging. Purchase Payments may not be allocated into any DCA Account when that DCA Account value is greater than $0, and all funds must be transferred from a DCA Account before allocating a Purchase Payment to that DCA Account. Where we agree, under current administrative procedures, to allocate a Purchase Payment to any DCA Account in installments from more than one source, we will credit each installment with the interest rate applied to the first installment we receive. The interest rate we apply to Purchase Payments allocated to a DCA Account is guaranteed for the period over which dollar cost averaging transfers are allowed from that DCA Account.

    Guaranteed Account Value

    Any time prior to the Annuity Date, the Guaranteed Account value is equal to the sum of:

      Purchase Payments allocated to the Guaranteed Account; plus amounts transferred into the Guaranteed Account; plus
      interest credited to the Guaranteed Account; minus
      amounts transferred out of the Guaranteed Account including any transfer fee; minus the amount of any surrenders removed from the Guaranteed Account, including any premium tax and surrender charges; minus fees deducted from the Guaranteed Account, including the monthly death benefit fee and the annual contract maintenance fee.

    For the purposes of interest crediting, amounts deducted, transferred or withdrawn from accounts within the Guaranteed Account will be separately accounted for on a "first-in, first-out" (FIFO) basis.

    DEATH BENEFIT

    If any Owner dies before the Annuity Date and while the Contract is in force, we will pay a death benefit, less any applicable premium tax, to the Beneficiary. The death benefit terminates on the Annuity Date.

    We will determine the death benefit as of the end of the Valuation Period during which we receive at our Administrative Office Due Proof of Death of the Owner, either by certified death certificate or by judicial order from a court of competent jurisdiction or similar tribunal. If we receive Due Proof of Death of the Owner after the end of the Valuation Period, we will determine the death benefit on the next Valuation Date. Only one death benefit is payable under the Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner's death. If any Owner is not a natural person, the death of the Annuitant is treated as the death of an Owner. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary. The following discussion generally applies to Qualified Contracts and Non-Qualified Contracts, except where noted otherwise. In that regard, the post-death distribution requirements for Qualified Contracts and Non-Qualified Contracts are similar, but there are some significant differences. For a discussion of the post-death distribution requirements for Qualified Contracts, see "QUALIFIED RETIREMENT PLANS, Required Minimum Distributions Upon Your Death."

    The death benefit provisions of this Contract shall be interpreted to comply with the requirements of Section 72(s) of the Code in the case of a Non-Qualified Contract, and Section 401(a)(9) of the Code in the case of a Qualified Contract. We reserve the right to endorse the Contract, as necessary, to conform with regulatory requirements. We will send you a copy of any endorsement containing such Contract modifications.

    Please note that any death benefit payment we make in excess of the Variable Account value is subject to our financial strength and claims-paying ability.

    Payment of the Death Benefit

    The Beneficiary may take the death benefit in one sum immediately, in which event the Contract will terminate.

    If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death of the Owner, and the entire Contract Value must be distributed under one of the following options:

      the entire Contract Value must be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner's death, and subject to certain further limits in the case of a Qualified Contract; or, the entire Contract Value must be distributed (i) within 5 years of the Owner's death if the Contract is a Non-Qualified Contract or, in some cases, a Qualified Contract, or (ii) within 10 years of the Owner's death if the Contract is a Qualified Contract and the 5-year requirement does not apply under applicable federal tax rules.

    If no option is elected, we will distribute the entire Contract Value within 5 years of the Owner's death in the case of a Non-Qualified Contract or, if applicable tax rules permit, within 10 years of the Owner's death in the case of a Qualified Contract. The tax rules for Qualified Contracts differ in some material respects from the tax rules for Non-Qualified Contracts, including by limiting the types of beneficiaries who can elect the first option above and the circumstances in which a 5-year or 10-year distribution requirement will apply. See "QUALIFIED RETIREMENT PLANS, Temporary Rules under the CARES Act and Required Minimum Distributions Upon Your Death."

    If there is more than one Beneficiary, each Beneficiary must submit instructions in Good Order specifying the manner in which the Beneficiary wishes to receive his or her portion of the death benefit, and the value of each Beneficiary's portion of the claim is established as of date we receive that Beneficiary's claim. Until the death benefit is fully distributed, however, the undistributed portion of the death benefit will remain invested in accordance with the Owner's allocation instructions. Accordingly, if we do not receive instructions in Good Order from the Beneficiary (or Beneficiaries) to make an immediate distribution or transfer all or part of the Beneficiary's portion of the death benefit to the Fixed Account, the value of the portion of the death benefit that remains invested in the Sub-Accounts will be subject to the investment performance of the underlying Funds, and may increase or decrease in value.

    Automatic Transfers Upon the Death of an Owner. In the event of the Owner's death, all automatic transfers under the Contract, such as dollar cost averaging, portfolio rebalancing, and Allocation Adjustment will cease upon receipt of Due Proof of Death of the Owner at our Administrative Office. A surviving spouse who elects to continue the Contract and become the new Owner may elect to participate in the dollar cost averaging or portfolio rebalancing program, subject to the requirements governing those programs described in this Prospectus. If the new Owner elects the SecurePay rider, they will be required to participate in the Allocation Adjustment program. Any Beneficiary who elects to receive payment of the Death Benefit over their lifetime or within 5 or 10 years of the Owner’s death (as applicable under federal tax rules), may elect to participate in the portfolio rebalancing program, subject to the requirements governing that program described in this Prospectus. (See ”DEATH BENEFIT – Payment of the Death Benefit.”)

    Continuation of the Contract by a Surviving Spouse

    In the case of non-Qualified Contracts and Contracts that are individual retirement annuities within the meaning of Code Section 408(b), if the deceased Owner's spouse is the sole Beneficiary, the surviving spouse may elect, in lieu of receiving a death benefit, to continue the Contract and become the new Owner. This election is only available, however, if:

      the surviving spouse's age on the Contract Issue Date would not have prevented her or his purchase of the Contract on that date;
      the surviving spouse's age on either the Contract Issue Date or any date prior to the date on which we accept the request for continuation, would not have prevented the purchase of any optional benefit associated with the Contract on the requested continuation date; and
      the Maximum Annuity Date on the requested continuation date is on or after the Annuity Date in effect on the deceased spouse's date of death, unless we agree otherwise.

    The Contract will continue with the value of the death benefit having become the new Contract Value as of the end of the Valuation Period during which we received Due Proof of Death. The death benefit is not terminated by a surviving spouse's continuation of the Contract. The surviving spouse may select a new Beneficiary. Upon this spouse's death, the death benefit may be taken in one sum immediately and the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death and must be distributed to the new Beneficiary according to option (1) or (2) described above under "Payment of the Death Benefit."

    A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.

    The rights of a Beneficiary under an annuity contract depend in part upon whether the Beneficiary is recognized as a “spouse” under federal tax law. A Beneficiary who is recognized as a spouse is treated more favorably than a Beneficiary who is not a spouse for federal tax purposes. Specifically, a Beneficiary who is the spouse of the deceased Owner may continue the Contract and become the new Owner, as described above. In contrast, a Beneficiary who is not recognized as a spouse of the deceased Owner generally must surrender the Contract within 5 or 10 years of the Owner’s death, or take distributions from the Contract over the Beneficiary’s life or life expectancy, beginning within one year of the deceased Owner’s death, with the applicable rules different depending on whether the Contract is a Non-Qualified Contract or a Qualified Contract.

    U.S. Treasury Department regulations provide that for federal tax purposes, the term "spouse" does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to such a relationship, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract.

    If you have questions concerning your status as a spouse for federal tax purposes and how that status might affect your rights under the Contract, you should consult your legal adviser.

    Whether a beneficiary continues the Contract as a spouse could also affect the rights and benefits under the Protected Lifetime Income Benefit riders. If state law affords legal recognition to domestic partnerships or civil unions, the riders will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the riders. However, as described above, for federal tax law purposes such individuals are not treated as “spouses.” As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the riders’ benefit while the surviving Beneficiary is still alive.

    In addition, if the rider allows the surviving spouse of a deceased owner who continues the Contract and becomes the new owner to either continue the rider or purchase a new rider (depending on the date of death and whether the rider provides single or joint life coverage), this right is only available to an individual who was the spouse of the deceased owner within the meaning of federal tax law because only such a spouse is eligible to continue the Contract under federal tax law.

    An individual who is a party to a civil union or a domestic partnership should not purchase a Protected Lifetime Income Benefit rider before consulting legal and financial advisors and carefully evaluating whether the Protected Lifetime Income Benefit rider is suitable for his or her needs.

    Selecting a Death Benefit

    This Contract offers two different death benefits: (1) the Return of Purchase Payments Death Benefit and (2) the Maximum Anniversary Value Death Benefit. These death benefits are described more completely below.

    You must determine the type of death benefit you want when you apply for your Contract. You may not change your death benefit selection after your Contract is issued.

    The Return of Purchase Payments Death Benefit is included with your Contract at no additional charge. You may select the optional Maximum Anniversary Value Death Benefit for an additional fee, but only if the oldest Owner is younger than 76 on the Issue Date of the Contract.

    The Maximum Anniversary Value Death Benefit is not available under the Protective Income Manager rider. If you purchase the Protective Income Manager rider, your death benefit will be the Return of Purchase Payments Death Benefit. If you selected the Maximum Anniversary Value Death Benefit when you purchased your Contract and you later purchase the Protective Income Manager rider under our RightTime option, we will pay the Return of Purchase Payments Death Benefit at the time of an Owner's death. If the value of your Maximum Anniversary Value Death Benefit at the time you elect the Protective Income Manager rider is greater than the value of the Return of Purchase Payments Death Benefit at that time, then you will forfeit this excess. We will stop assessing the fee for the Maximum Anniversary Value Death Benefit when we issue the Protective Income Manager rider, but will not refund the fees you paid for the Maximum Anniversary Value Death Benefit before that date. (See "PROTECTIVE INCOME MANAGER (PATENT PENDING) WITH RIGHTTIME OPTION.")

    You should carefully consider each of these death benefits and consult a qualified financial adviser to help you carefully consider the two death benefits offered with the Contract, and if you select the Maximum Anniversary Death Benefit, the relative costs, benefits and risks of the fee options in your particular situation.

    Return of Purchase Payments Death Benefit

    The Return of Purchase Payments Death Benefit will equal the greater of (1) the Contract Value, or (2) the aggregate Purchase Payments less an adjustment for each withdrawal (including a withdrawal made under the SecurePay 5 rider or the Protective Income Manager rider) provided however, that the Return of Purchase Payments Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each withdrawal in item (2) is the amount that reduces the Return of Purchase Payments Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the value of the Return of Purchase Payments Death Benefit is greater than the Contract Value at the time of the withdrawal, the downward adjustment to the death benefit will be larger than the amount withdrawn. See Appendix A for an example of the calculation of the Return of Purchase Payments Death Benefit.

    Suspension of Return of Purchase Payments Death Benefit.  For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. During the one-year suspension period, we will continue to calculate the Return of Purchase Payments Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death at our Administrative Office. If death occurs after the one-year period has ended, we will include Purchase Payments received and withdrawals made during the one-year suspension when calculating the Return of Purchase Payments Death Benefit.

    Optional Maximum Anniversary Value Death Benefit

    If you select the Maximum Anniversary Value Death Benefit, you cannot purchase the Protective Income Manager rider.

    At the time of application, you may select the Maximum Anniversary Value Death Benefit if the Issue Date of the Contract is before the oldest Owner's 76th birthday.

    We will determine an anniversary value for each Contract Anniversary occurring before the earlier of the older Owner's 80th birthday or the deceased Owner's date of death. Each anniversary value is equal to the sum of:

      the Contract Value on that Contract Anniversary; plus
      all Purchase Payments since that Contract Anniversary; minus an adjustment for each withdrawal (including any withdrawal made under the SecurePay 5 rider) since that Contract Anniversary.

    The adjustment for each withdrawal since the relevant Contract Anniversary is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the value of the Maximum Anniversary Value Death Benefit is greater than the Contract Value at the time of the withdrawal, the downward adjustment to the death benefit will be larger than the amount withdrawn.

    The Maximum Anniversary Value Death Benefit will equal the greatest of (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each withdrawal; or (3) the greatest anniversary value attained prior to the older Owner's 80th birthday; provided however, that the Maximum Anniversary Value Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each withdrawal in item (2) is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of surrender in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the Contract Value is lower than the Maximum Anniversary Value Death Benefit at the time of the withdrawal, the adjustment will be larger than the amount withdrawn. See Appendix A for an example of the calculation of the Maximum Anniversary Value Death Benefit.

    If, as a result of poor market performance, your Contract Value does not increase, it is possible that, at the time of an Owner's death, the Maximum Anniversary Value Death Benefit will be no greater than the Return of Purchase Payments Death Benefit. You should consult a qualified financial advisor to carefully consider this possibility and the cost of the Maximum Anniversary Value Death Benefit before you decide whether the Maximum Anniversary Value Death Benefit is right for you.

    Suspension of Maximum Anniversary Value Death Benefit. For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value regardless of the type of death benefit that was selected. We will, however, continue to assess the death benefit fee during this period. During the one-year suspension period, we will continue to calculate the Maximum Anniversary Value Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death at our Administrative Office. This means if death occurs after the one-year period has ended, we will include the Contract Value on the Contract Anniversary occurring during the one-year suspension as well as Purchase Payments received and withdrawals made during the one-year suspension when calculating the Maximum Anniversary Value Death Benefit.

    Maximum Anniversary Value Death Benefit Fee

    We assess a fee for the Maximum Anniversary Value Death Benefit. If you select this death benefit, you must pay a monthly fee based on the value of the death benefit on the day the fee is assessed. (See "CHARGES AND DEDUCTIONS, Death Benefit Fee.") It is possible that this death benefit fee (or some portion thereof) could be treated for federal tax purposes as a withdrawal from the Contract. (See "FEDERAL TAX MATTERS.")

    Escheatment of Death Benefit

    Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract's annuity commencement date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. We will withhold tax and tax report on the amount that escheats to the state. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means to our Administrative Office.

    PROTECTED LIFETIME INCOME BENEFITS

    If you are concerned that poor investment performance or market volatility in the Sub-Accounts may adversely impact the amount of money you can withdraw from your Contract, we offer for an additional charge two optional protected lifetime income benefit riders — the SecurePay 5 and the Protective Income Manager riders. Under these riders, we guarantee the right to make withdrawals each Contract Year for life (subject to certain conditions) — even if your Contract Value declines, or reduces to zero, due to poor market performance.

    The features and guarantees these riders provide differ. For example, the riders provide different methods in calculating the amount that may be withdrawn each year, identify different transactions that may impact this calculation or that may terminate the rider, and impose different fees. In addition, if you purchase one protected lifetime income rider, the other rider will no longer be available to you, even if the rider you purchase later terminates. Therefore, before you select a protected lifetime income rider, you should carefully compare both and consult your sales representative to determine which rider (if any) best suits your needs.

    The primary distinctions between the SecurePay 5 rider and the Protective Income Manager rider are as follows:

	SecurePay 5	Protective Income Manager (patent pending)
Rider Objective

    To make available an annual withdrawal amount that is guaranteed for life if Contract Value is reduced to zero. Withdrawals under the Contract will reduce Contract Value. However, the annual withdrawals under the SecurePay 5 rider are not designed to deplete Contract Value by any specific attained age.

To make available an annual withdrawal amount that is designed to deplete Contract Value by age 95, and then provide lifetime payments.
This rider may be more appropriate for you if you are concerned that you might outlive your Contract Value, and you care about providing a death benefit to your heirs.

    This rider may be more appropriate for you if your primary objective is to receive a stream of income now, and you are less concerned about providing a death benefit to your heirs. But, see "Protective Income Manager With RightTime Option — Selecting Your Coverage Option" if joint life coverage is desired and there is a significant age difference between you and your spouse because the rider may not be appropriate for you.

Investment Restrictions

    In order to maintain your SecurePay 5 rider, you must allocate Purchase Payments and Contract Value in accordance with specific Allocation Guidelines and Restrictions that are designed to limit our risk under the rider. The Allocation Guidelines and Restrictions are the same for each rider, although they may differ in the future.

    In order to maintain your rider, you must allocate Purchase Payments and Contract Value in accordance with specific Allocation Guidelines and Restrictions that are designed to limit our risk under the rider. The Allocation Guidelines and Restrictions are the same for each rider, although they may differ in the future.

Death Benefit	The Maximum Anniversary Value Death Benefit and the Return of Purchase Payments Death Benefit are available.	Only the Return of Purchase Payments Death Benefit is available.

    The death benefit value under SecurePay 5 may remain higher than under the Protective Income Manager rider because withdrawal amounts under SecurePay 5 will likely be lower than under Protective Income Manager and therefore will reduce the death benefit more slowly.

Because the rider is designed to deplete Contract Value over time, higher periodic withdrawals may more quickly reduce the death benefit value than if the SecurePay 5 rider is elected.
Withdrawal Amount	Annual Withdrawal Amount is calculated as a percentage of the Benefit Base. May increase for certain medical conditions or confinement to a nursing home.	Optimal Withdrawal Amount is calculated as a percentage of the Contract Value.
	The rider is designed to provide lower, consistent withdrawal amounts each year than those provided under the Protective Income Manager rider.	The rider is designed to provide higher, fluctuating withdrawal amounts each year, with the intent of depleting the Contract Value by age 95.
Purchase Payments	You may not make Purchase Payments two years or more after the Rider Issue Date, or on or after the Benefit Election Date, whichever comes first.	You may not make Purchase Payments more than 120 days after the Protective Income Manager rider is issued.
Fee (for rider as currently offered)	Fee is calculated as a percentage of the Benefit Base; 2.00% maximum, 1.20% current.

    2.00% maximum, 1.20% current (2.20% maximum, 1.30% current under RightTime option) (as a percentage of the greater of: (1) the Contract Value on the fee calculation date; or (2) the Contract Value on the later of the Contract Issue Date or the most recent Reset Date).

Eligibility	You must be at least 60 and no older than 85 to select the SecurePay 5 rider.	You must be between the ages of 60 and 80 to elect the rider. Your minimum Contract Value, if purchased under RightTime option, must be $25,000.
Availability

    You may only purchase the SecurePay 5 rider at the time you purchase your Contract. Under Single Life Coverage, the surviving spouse may immediately purchase a new rider (if available) following the death of the Covered Person.

    You may purchase the Protective Income Manager rider at the time you purchase your Contract, or at a later date under our RightTime option, subject to certain conditions. Under Single Life Coverage, the surviving spouse may not purchase a new rider following the death of the Covered Person.

    Please note that any amounts in excess of the Variable Account value that we make available through withdrawals, lifetime payments, or guaranteed values under these riders are subject to our financial strength and claims-paying ability.

    THE SECUREPAY 5 RIDER

    In general, the SecurePay 5 rider guarantees the right to make withdrawals ("SecurePay Withdrawals") based upon the value of a protected lifetime income benefit base ("Benefit Base") that will remain fixed if your Contract Value has declined due to poor market performance, provided you comply with the terms and conditions of the rider. The SecurePay 5 rider provides for increases in your Benefit Base on your Contract Anniversary if your Contract Value has increased. SecurePay 5 also provides for potential increases in your Benefit Base of up to 5.0% each Contract Anniversary during a specified period, even if your Contract Value has not increased.

    Under the SecurePay 5 rider, the Owner or Owner(s) may designate certain persons as "Covered Persons" under the Contract. See "Selecting Your Coverage Option." These Covered Persons will be eligible to make SecurePay Withdrawals each Contract Year up to a specified amount — the Annual Withdrawal Amount ("AWA") — during the life of the Covered Person(s). Annual aggregate withdrawals that exceed the AWA will result in a reduction of rider benefits (and may even significantly reduce or eliminate such benefits) because we will reduce the Benefit Base and corresponding AWA. SecurePay Withdrawals are guaranteed, even if the Contract Value falls to zero after the Benefit Election Date (which is the earliest date you may begin taking SecurePay Withdrawals), if you satisfy the SecurePay rider requirements.

    You may only purchase the SecurePay 5 rider when you purchase your Contract, and only if you satisfy the rider's age requirements. See "Purchasing the Optional SecurePay 5 Rider."

    SecurePay 5 does not guarantee Contract Value or the performance of any investment option.

    Important Considerations

      If you purchase the SecurePay 5 rider, your options for allocating Purchase Payments and Contract Value are restricted. See "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS".
      Any Purchase Payments received before May 20, 2016, and more than two years after the date the SecurePay 5 rider is issued (the "Rider Effective Date") were included in Contract Value but not included in the calculation of the Benefit Base (described below).
      On or after May 20, 2016, you may not make any additional Purchase Payments two years or more after the date the rider is issued (the "Rider Issue Date"), or on or after the Benefit Election Date, whichever comes first. In most cases, if the Company receives a Purchase Payment two years or more after the Rider Issue Date or on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract. These restrictions could prevent you from making future contributions to a Qualified Contract, including periodic contributions to an employer sponsored retirement plan or IRA. Accordingly, you should consider whether the rider is appropriate for you. (See "QUALIFIED RETIREMENT PLANS.")
      Any change in a Covered Person following the Benefit Election Date (the "Benefit Period"), other than a spousal continuation under a Joint Life Coverage option, will cause the rider to terminate without any refund of SecurePay Fees. A change in a Covered Person includes changing and/or adding Owners, Beneficiaries, and Annuitants under your Contract.
      On the Benefit Election Date, we will cancel any existing automatic withdrawal plan that you have established.
      The SecurePay 5 rider may not be available in all states, and we may otherwise limit its availability.

    The ways to purchase the SecurePay 5 rider, conditions for continuation of the benefit, process for beginning SecurePay Withdrawals, and the manner in which your AWA is calculated are discussed below.

    You should not purchase the SecurePay 5 rider if:

      you expect to take annual withdrawals on or after the Benefit Election Date in excess of the AWA ("Excess Withdrawals") because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit (See "Calculating the Benefit Base On or After the Benefit Election Date, Excess Withdrawals"); or
      you are primarily interested in maximizing the Contract's potential for long-term accumulation rather than building a Benefit Base that will provide guaranteed withdrawals; or
      you do not expect to take SecurePay Withdrawals (especially before the age of 95).

    Appendix E demonstrates the operation of the SecurePay 5 rider using hypothetical examples. You should review Appendix E and consult your sales representative to discuss whether SecurePay 5 suits your needs.

    Purchasing the Optional SecurePay 5 Rider

    You may purchase the SecurePay 5 rider only when you purchase your Contract. The Owner (or older Owner) or Annuitant must be age 85 or younger and the youngest Owner and Annuitant must be age 60 or older on the Rider Issue Date. Where the Owner is a corporation, partnership, company, trust, or other "non-natural person," eligibility is determined by the age of the Annuitant.

    Important Considerations:

      You will begin paying the SecurePay Fee as of the Rider Issue Date, even if you do not begin taking SecurePay Withdrawals for many years.
      You may not cancel the SecurePay 5 rider during the ten years following the Rider Issue Date.
      We do not refund any SecurePay Fees if a rider terminates for any reason or if you choose not to take SecurePay Withdrawals after the Benefit Election Date.
      You must comply with our Allocation Guidelines and Restrictions after the Rider Issue Date (see "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS").
      Prior to the Benefit Election Date, you may take withdrawals according to the terms of your Contract but withdrawals will proportionally reduce the Benefit Base, and ultimately the value of the SecurePay Withdrawals available to you.
      You must submit a SecurePay Benefit Election Form to establish the Benefit Election Date and begin taking SecurePay Withdrawals. Withdrawals taken before the Benefit Election Date are not SecurePay Withdrawals.
      We do not accept Purchase Payments received two years or more after the Rider Issue Date. These restrictions could prevent you from making future contributions to a Qualified Contract, including periodic contributions to an employer sponsored retirement plan or an IRA. Accordingly, you should consider whether the rider is appropriate for you. (See "QUALIFIED RETIREMENT PLANS.")

    Allocation Guidelines and Restrictions

    In order to maintain your SecurePay 5 rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the SecurePay 5 rider. Please see "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS."

    Designating the Covered Person(s)

    The Covered Person is the person upon whose life the SecurePay 5 rider benefit is based. You may designate one Covered Person (Single Life Coverage) or two Covered Persons (Joint Life Coverage).

      If Single Life Coverage is elected, then the Owner will be the Covered Person (if there are two Owners, then the older Owner will be the Covered Person).
      Joint Life Coverage may be elected if there are two Owners under the Contract who are spouses or if there is one Owner and his or her spouse is the sole Primary Beneficiary under the Contract. If Joint Life Coverage is elected, then the Owner and the Owner's spouse will be the Covered Persons.
      Where the Owner is a corporation, partnership, company, trust, or other "non-natural person," the Annuitant (under Single Life Coverage) or Annuitant and Annuitant's spouse who is the sole primary beneficiary (under Joint Life Coverage) will be the Covered Person(s).
      The Covered Person (or, if Joint Life Coverage is selected, one of the two Covered Persons) must be designated as the Annuitant under the Contract as of the Benefit Election Date.

    Note: A change of Covered Persons after the Benefit Election Date will cause your SecurePay rider to terminate and any scheduled SecurePay Withdrawals to cease. If you remove a Covered Person (which may occur, for example, if you remove a spouse Beneficiary or add additional Primary Beneficiaries or change the Owner or Annuitant), or if you add a Covered Person (which may occur, for example, if you add a spouse as a sole Primary Beneficiary), then this would constitute a change of Covered Persons. If we terminate your rider due to a change in Covered Person, you may reinstate the rider subject to certain conditions. See "Reinstating Your SecurePay 5 Rider Within 30 Days of Termination." In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay rider and could have tax consequences. (See "Spousal Continuation" and "Tax Consequences — Treatment of Civil Unions and Domestic Partners.")

    Selecting Your Coverage Option.  If both Owners of the Contract are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, you must indicate on the SecurePay Benefit Election Form whether there will be one or two Covered Persons. Please pay careful attention to this designation, as it will impact the Maximum Withdrawal Percentage and whether the SecurePay Withdrawals will continue for the life of the surviving spouse. The various coverage options are illustrated in the following table:

	Single Life Coverage	Joint Life Coverage
Single Owner/Non-spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
Single Owner/Spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of Covered Person following the Benefit Election Date, the surviving spouse may purchase a new SecurePay 5 rider if he or she continues the Contract under the spousal continuation provisions and certain conditions are met.	Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date.
Joint Owner/Non-spouse 2nd Owner	Covered Person is older Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
Joint Owner/ Spouse 2nd Owner	Covered Person is older Owner.
	SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of older Owner, the surviving spouse may purchase a new SecurePay 5 rider if he or she continues the Contract under the spousal continuation provisions and certain conditions are met.	Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date.

    Changing Beneficiaries — Single Owner with Joint Life Coverage.  After selecting Joint Life Coverage, a single Owner may decide to remove a spouse Beneficiary or add additional Primary Beneficiaries. This would constitute a change of Covered Persons after the Benefit Election Date, and upon notification of the change, we will terminate the SecurePay rider. If we terminate your rider due to a change in Covered Person, you may reinstate the rider subject to certain conditions. See "Reinstating Your SecurePay 5 Rider Within 30 Days of Termination." In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay rider and could have tax consequences. (See "Spousal Continuation" and "Tax Consequences — Treatment of Civil Unions and Domestic Partners.")

    Beginning Your SecurePay Withdrawals

    You must submit a completed SecurePay Benefit Election Form to our Administrative Office to establish the Benefit Election Date and begin taking SecurePay Withdrawals under the rider.

      Even though your SecurePay 5 rider is in effect as of the Rider Issue Date and we begin the SecurePay Fee deductions on that date, any withdrawals made before we receive your SecurePay Benefit Election Form will not qualify as SecurePay Withdrawals.

    You should carefully consider when to establish the Benefit Election Date and begin taking SecurePay Withdrawals.

      All Contract withdrawals taken on or after the Benefit Election Date are considered either SecurePay Withdrawals or Excess Withdrawals and are subject to the Annual Withdrawal Amount.
      You may not make additional Purchase Payments two years or more after the Rider Issue Date, or on or after the Benefit Election Date, whichever comes first. In most cases, if the Company receives a Purchase Payment two years or more after the Rider Issue Date or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract.
      We do not calculate the 5.0% "roll-up" feature of the SecurePay 5 rider — the SecurePay Roll-up Value — on or after the Benefit Election Date. See "Calculating the Benefit Base Before the Benefit Election Date" and "Calculating the Benefit Base On or After the Benefit Election Date."
      You may limit the value of the benefit if you begin taking SecurePay Withdrawals too soon. For example, SecurePay Withdrawals reduce your Contract Value (but not the Benefit Base) and may limit the potential for increasing the Benefit Base through higher Contract Values on Contract Anniversaries. Also, if your Benefit Election Date is within the two years of the Rider Issue Date, you will shorten the period of time during which you could increase your Benefit Base because you may not make additional Purchase Payments on or after the Benefit Election Date.
      Conversely, if you delay establishing the Benefit Election Date, you may shorten the Benefit Period due to life expectancy, thereby limiting the time during which you may take SecurePay Withdrawals, so you may be paying for a benefit you are not using.

    Please consult your sales representative regarding the appropriate time for you to establish the Benefit Election Date and begin taking SecurePay Withdrawals.

    Important Considerations

      All withdrawals, including SecurePay Withdrawals, reduce your Contract Value and death benefit. Surrender charges and federal and state income taxes may apply, as well as a 10% federal penalty tax if a withdrawal occurs before the Owner reaches age 59-1/2. See "CHARGES AND DEDUCTIONS, Surrender Charge" and "TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders."
      All withdrawals, including SecurePay Withdrawals, count towards the free withdrawal amount under the Contract. However, we do not assess the surrender charge on SecurePay Withdrawals, even when surrender charges would apply if the withdrawal was not a SecurePay Withdrawal. We do impose a surrender charge on Excess Withdrawals and Excess Withdrawals are subject to the minimum Contract Value limitation. See "CHARGES AND DEDUCTIONS, Surrender Charge," "Surrenders and Withdrawals, Withdrawals," and "Taxation of Withdrawals and Surrenders."

    The SecurePay rider is designed for you to take SecurePay Withdrawals each Contract Year. SecurePay Withdrawals are aggregate withdrawals during any Contract Year on or after the Benefit Election Date that do not exceed the Annual Withdrawal Amount. Aggregate withdrawals during any Contract Year on or after the Benefit Election Date that exceed the Annual Withdrawal Amount are "Excess Withdrawals." You should not purchase the SecurePay 5 rider if you intend to take Excess Withdrawals.

      Excess Withdrawals could reduce your Benefit Base by substantially more than the actual amount of the withdrawal (described below).
      Excess Withdrawals may result in a significantly lower AWA in the future.
      Excess Withdrawals may significantly reduce or eliminate the value of the SecurePay benefit.

    If you would like to make an Excess Withdrawal and are uncertain how an Excess Withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of the Excess Withdrawal.

    Determining the Amount of Your SecurePay Withdrawals

    The AWA is the maximum amount of SecurePay Withdrawals permitted each Contract Year. We determine your initial AWA as of the end of the Valuation Period during which we receive your completed SecurePay Benefit Election form at our Administrative Office in "good order" by multiplying your Benefit Base on that date by the "Maximum Withdrawal Percentage". The Benefit Election form will be deemed in "good order" if it is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office.

    Where there is a single Covered Person, the Maximum Withdrawal Percentage under either SecurePay rider is 5.0% and where two spouses are Covered Persons, the Maximum Withdrawal Percentage is 4.5%. Under certain circumstances, we may increase your AWA. See "SecurePay ME: Increased AWA for Certain Medical Conditions," "SecurePay NH: Increased AWA Because of Confinement in Nursing Home," and "Required Minimum Distributions." In no event will the AWA increase once the Contract Value is reduced to zero and an Annuity Date is established. (See "Reduction of Contract Value to Zero.")

    Calculating the Benefit Base Before the Benefit Election Date

    The Benefit Base is used to calculate the AWA and determine the SecurePay Fee. As the Benefit Base increases, both the AWA and the amount of the SecurePay Fee increase. Your Benefit Base can never be more than $5 million.

    Note: The Benefit Base is only used to calculate the AWA and the SecurePay Fee; it is not a cash value, surrender value, or death benefit, it is not available to Owners, it is not a minimum return for any Sub-Account, and it is not a guarantee of any Contract Value.

    Under the SecurePay 5 rider, your initial Benefit Base is equal to your initial Purchase Payment.

    Thereafter, we increase the Benefit Base dollar-for-dollar for each Purchase Payment made within 2 years of the Rider Issue Date. We reduce the Benefit Base for each withdrawal from the Contract prior to the Benefit Period in the same proportion that each withdrawal reduces the Contract Value as of the date we process the withdrawal request.

    Example: Assume your Benefit Base is $100,000, but because of poor Sub-Account performance your Contract Value has fallen to $90,000. If you make a $9,000 withdrawal, thereby reducing your Contract Value by 10% to $81,000, we would reduce your Benefit Base also by 10%, or $10,000, to $90,000.

    On each Contract Anniversary following the Rider Issue Date, we also will increase the Benefit Base to equal the "SecurePay Anniversary Value" if that value is higher than the Benefit Base. On each Contract Anniversary, the "SecurePay Anniversary Value" is equal to your Contract Value on that Contract Anniversary minus any Purchase Payments made two or more years after your Rider Issue Date. If we receive a withdrawal request on a Contract Anniversary, we will deduct the withdrawal from Contract Value before calculating the SecurePay Anniversary Value.

    The SecurePay 5 "Roll-up"

    The SecurePay 5 rider is also designed to provide for potential increases in your Benefit Base of up to 5.0% each Contract Anniversary during a specified period ("Roll-up Period"), even if your Contract Value has not increased.

    Your Contract Value must be at least 50% (i.e., half) of your Benefit Base to be eligible for an increase in Benefit Base equal to the "roll-up" amount (described below) on any Contract Anniversary during the Roll-up Period.

    This means that when calculating the Benefit Base before the Benefit Election Date, we will recalculate your Benefit Base on each Contract Anniversary during the Roll-up Period to equal the greatest of:

      the Benefit Base on that Contract Anniversary;

        the SecurePay Anniversary Value on that Contract Anniversary; or

          the SecurePay Roll-up Value, which is equal to:

            the most recently calculated Benefit Base prior to that Contract Anniversary; plus the "roll-up" amount, which is equal to:

                if your Contract Value on that Contract Anniversary is at least 50% (i.e., half) of the most recently calculated Benefit Base prior to that Contract Anniversary, then the roll-up amount is equal to 5.0% of the Benefit Base on the previous Contract Anniversary, reduced proportionately for withdrawals made since that anniversary. This means that we will reduce the "roll-up" amount for each withdrawal made since the previous Contract Anniversary in the same proportion that each withdrawal reduced the Contract Value as of the date we processed the withdrawal request.

                We will also include Purchase Payments made within the first 120 days following the Contract Issue Date when calculating the roll-up amount on the first Contract Anniversary. For example, if your initial Purchase Payment on the Contract Issue Date is $50,000 and we receive an additional $100,000 Purchase Payment 90 days later, then assuming you do not take any withdrawals during the first Contract Year, the roll-up amount on the first Contract Anniversary will be $7,500 (($50,000 + $100,000) x 5.0%).

                if your Contract Value on that Contract Anniversary is less than 50% (i.e., half) of the most recently calculated Benefit Base prior to that Contract Anniversary, then the roll-up amount is equal to $0.

                We will only recalculate your Benefit Base on each Contract Anniversary during the Roll-up Period if your Contract Value is at least 50% (i.e., half) of your Benefit Base as of that Contract Anniversary. For example, if on a Contract Anniversary your Contract Value is $65,000 and the most recently calculated Benefit Base prior to that anniversary is $150,000, you will not be eligible for an increase on that anniversary equal to the "roll-up" amount because your Contract Value ($65,000) is less than 50% of your Benefit Base ($150,000 x 0.5 = $75,000).

          Note: If the SecurePay Anniversary Value is consistently higher than the SecurePay Roll-up Value (because your Contract Value is generally increasing by more than 5.0% each Contract Year), the SecurePay Roll-up Value may never be used to increase your Benefit Base.

          When we calculate the SecurePay Roll-up Value on the first Contract Anniversary following the Rider Issue Date, we will apply the 5.0% (if applicable) to the Benefit Base on the Rider Issue Date to determine the "roll-up" amount, and then reduce the "roll-up" amount proportionately for withdrawals made since the Rider Issue Date. We will then add the reduced "roll-up" amount to the most recently calculated Benefit Base prior to the first Contract Anniversary to determine the SecurePay Roll-up Value. The Benefit Base can never be greater than $5 million.

          Example: Assume on the Rider Issue Date your Benefit Base is $100,000. Three months later, assume your Contract Value is $103,000 and you take a withdrawal of $10,300, reducing your current Contract Value to $92,700, which results in a decrease of 10% (($103,000 – $92,700)/$103,000). Because of the withdrawal, we will reduce your Benefit Base by 10% as well, to $90,000. Also assume that one month later your Contract Value increased from $92,700 to $94,000 due to favorable market performance and you do not make any additional Purchase Payments or withdrawals.

          On the first Contract Anniversary, we will determine the SecurePay Roll-up Value by adding the most recently calculated Benefit Base ($90,000) to 5.0% of the Benefit Base on the previous Contract Anniversary (the Rider Issue Date), increased by any Purchase Payments made within 120 days of the Contract Issue Date and reduced proportionately for withdrawals made since that anniversary. The Benefit Base on the Rider Issue Date was $100,000, and 5.0% of $100,000 = $5,000. However, because a withdrawal was made during the year, we will reduce this "roll-up" amount in the same proportion that the withdrawal reduced the Contract Value, which was 10%. Because 10% of the "roll-up" amount is $500, the reduced "roll-up" amount is $4,500 ($5,000 - $500). We then calculate the SecurePay Roll-up Value by adding the "roll-up" amount of $4,500 to $90,000 (the most recently calculated Benefit Base), and determine that the SecurePay Roll-up Value is $94,500.

          We will then recalculate your Benefit Base on the first Contract Anniversary to equal the greatest of:

            the Benefit Base on that Contract Anniversary ($90,000);
            the SecurePay Anniversary Value on that Contract Anniversary ($94,000); or
            the SecurePay Roll-up Value ($94,500)

          We will set your Benefit Base equal to $94,500 because the SecurePay Roll-up Value is greater than the Benefit Base on that Contract Anniversary and the SecurePay Anniversary Value on that Contract Anniversary.

          Note: Withdrawals could reduce your SecurePay Roll-up Value by substantially more than the actual amount of the withdrawal. For example, assume your Benefit Base at the beginning of the Contract Year is $100,000. Assuming that you do not make any additional Purchase Payments or withdrawals and assuming your Contract Value remains at 50% or more of your Benefit Base, the SecurePay Roll-up Value on the next Contract Anniversary would be $105,000. ($100,000 + $5,000 (the 5.0% "roll-up" amount)).

          Assume instead, however, that during the Contract Year you make a withdrawal of $45,000 and your Contract Value at that time is $90,000 (i.e., the withdrawal is 50% of your Contract Value). Both the Benefit Base and the "roll-up" amount are also reduced by 50%, to $50,000 and $2,500, respectively. This would result in a SecurePay Roll-up Value of $52,500 on the next Contract Anniversary ($50,000 + $2,500), rather than $105,000. Thus, the $45,000 withdrawal would reduce the SecurePay Roll-up Value by more than $45,000 — it would reduce it by $52,500 ($105,000 – $52,500).

          The Roll-up Period begins on the Rider Issue Date and generally lasts for ten Contract Anniversaries. The Roll-up Period will end on the next Valuation Date following the 10th Contract Anniversary on which we increase your Benefit Base to equal either the SecurePay Anniversary Value or the SecurePay Roll-up Value. This means that when determining the ten Contract Anniversaries that make up your Roll-up Period, we will not count Contract Anniversaries on which your Benefit Base does not increase.

          However, your Roll-up Period will end sooner — on either the Benefit Election Date or the date the SecurePay 5 rider terminates (see "Terminating the SecurePay 5 Rider") — if either of these dates occur while your Roll-up Period is in effect. If the Roll-up Period ends, the SecurePay 5 rider may not terminate. We will continue to assess the SecurePay Fee for the SecurePay 5 rider until the SecurePay 5 rider terminates. Also, we will only include the SecurePay Roll-up Value when calculating your Benefit Base while the Roll-up Period is in effect.

          Note: This means that if the Roll-up Period ends because you have established the Benefit Election Date, we will still continue to assess the SecurePay Fee until termination of the SecurePay 5 rider. We also will assess the SecurePay Fee during times when the Roll-up Period has expired.

          Note: Once you establish your Benefit Election Date, we no longer calculate the SecurePay Roll-up Value. See "Calculating the Benefit Base On or After the Benefit Election Date." Therefore, once you reach your Benefit Election Date you will no longer receive any additional value from the "Roll-up" feature of the SecurePay 5 rider. On the other hand, delaying the Benefit Election Date may limit the time during which you may take SecurePay Withdrawals, due to life expectancy. See "Beginning Your SecurePay Withdrawals". You should carefully weigh the advantages of the SecurePay Roll-up Value with the disadvantages of delaying taking SecurePay Withdrawals.

          Calculating the Benefit Base On or After the Benefit Election Date

          We continue calculating the Benefit Base after the Benefit Election Date in the same manner as we did prior to the Benefit Election Date, except withdrawals are treated differently. The effect of a withdrawal on the Benefit Base depends on whether the withdrawal is a SecurePay Withdrawal or an Excess Withdrawal. An Excess Withdrawal is any withdrawal after the Benefit Election Date which, when aggregated with all prior withdrawals during that Contract Year, exceeds the Contract Year's Annual Withdrawal Amount.

          We will not calculate the SecurePay Roll-up Value on or after the Benefit Election Date.

          SecurePay Withdrawals

          SecurePay Withdrawals do not reduce the Benefit Base. Therefore, if all your withdrawals during the Benefit Period are SecurePay Withdrawals, your Annual Withdrawal Amount will never decrease and you may continue to withdraw at least that amount for the lifetime of the Covered Person (or the last surviving Covered Person, if you selected Joint Life Coverage).

          If your Benefit Base increases on a Contract Anniversary because the SecurePay Anniversary Value exceeds the Benefit Base on that date, your Annual Withdrawal Amount and therefore SecurePay Withdrawals available to you in subsequent Contract Years will also increase.

          Important Consideration

          SecurePay Withdrawals are not cumulative. If you choose to receive only a part of, or none of, your AWA in any given Contract Year, you should understand that you cannot carry over any unused SecurePay Withdrawals to any future Contract Years.

          For example, assume your Maximum Withdrawal Percentage is 5.0% and your Benefit Base is $100,000, which means your AWA is $5,000 ($100,000 x .05). If you withdraw only $4,000 during the Contract Year, the AWA will not increase the next Contract Year by the $1,000 you did not withdraw.

          We do not impose a surrender charge on any SecurePay Withdrawals.

          Excess Withdrawals

          During the Benefit Period any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Annual Withdrawal Amount constitutes an Excess Withdrawal. Therefore, a withdrawal during the Benefit Period that causes the aggregate withdrawals for that Contract Year to exceed the Annual Withdrawal Amount may include amounts that qualify as a SecurePay Withdrawal as well as amounts that are Excess Withdrawals.

          An Excess Withdrawal will reduce the Benefit Base. The effect of the Excess Withdrawal on the Benefit Base depends, in part, on the relationship of the Benefit Base to the Contract Value at that time.

            If, at the time of the Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is greater than the Benefit Base, we will reduce the Benefit Base by the amount of the Excess Withdrawal plus any applicable Surrender Charge.
            If, at the time of Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is less than or equal to the Benefit Base, we will reduce the Benefit Base in the same proportion that the Excess Withdrawal, plus any applicable Surrender Charge, bears to the Contract Value minus the SecurePay Withdrawal.

          For example, suppose your Benefit Base is $100,000, your Maximum Withdrawal Percentage is 5.0% (i.e., your AWA is $5,000), your Contract Value is $110,000, and no Surrender Charges apply. If you have already taken $3,000 of SecurePay Withdrawals in the Contract Year and then request another $3,000 withdrawal you will exceed your AWA by $1,000, and we will consider $2,000 of that withdrawal to be a SecurePay Withdrawal and $1,000 to be an Excess Withdrawal. In this case, rule (a) above applies because the Contract Value less the SecurePay Withdrawal ($110,000 – $2,000 = $108,000) is greater than your Benefit Base ($100,000). We will therefore reduce your Benefit Base by the Excess Withdrawal and your new Benefit Base will be $99,000 ($100,000 – $1,000).

          However, if in the example above your Contract Value is $70,000 then rule (b) applies. In this case, we determine the reduction in your Benefit Base first by determining the proportion that the Excess Withdrawal bears to the Contract Value less SecurePay Withdrawal. We calculate this by dividing the $1,000 Excess Withdrawal by the Contract Value less the $2,000 SecurePay Withdrawal ($1,000 ÷ ($70,000 – $2,000) = 1.4706%). We will then apply this same percentage to reduce your Benefit Base. Thus your new Benefit Base will be equal to $98,529 ($100,000 – ($100,000 * 0.014706)).

          The examples above do not include the effect of any surrender charges that may be applicable.

          We will recalculate the Annual Withdrawal Amount on the next Contract Anniversary by multiplying the Benefit Base on that date by the Maximum Withdrawal Percentage. We also will apply a surrender charge to the Excess Withdrawal, if a surrender charge would otherwise be applicable.

          Reduction of Contract Value to Zero

          If the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal, the Contract will terminate and we will settle the benefit under your SecurePay 5 rider as follows:

            We will pay the remaining AWA not yet withdrawn in the current Contract Year, if any, in a lump sum;
            We will establish an Annuity Date that is the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero; and
            On the Annuity Date we will pay a monthly payment equal to the AWA divided by 12 until the death of the Owner, or if the rider covers two spouses, the death of the second spouse. If benefits are being paid under the SecurePay NH benefit on the Annuity Date, the amount of your annuity payments will be determined in accordance with the terms of the SecurePay NH endorsement. (See "Availability of SecurePay NH Benefit after Annuitization.") Please note that we may accept different payment intervals.

          If you request a surrender and your Contract Value at the time of the request is less than your remaining AWA for that Contract Year, we will pay you a lump sum equal to such remaining AWA.

          If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the SecurePay rider. You will not be entitled to receive any further benefits under the SecurePay rider.

          As with any distribution from the Contract, there may be tax consequences. In this regard, we intend to treat any amounts that you receive before the Annuity Date is established as described above and that are in the form of SecurePay Withdrawals as withdrawals. We intend to treat any amounts that you receive after the Annuity Date is established as described above and that are a settlement of the benefit under your SecurePay rider as annuity payments for tax purposes. See "TAXATION OF ANNUITIES IN GENERAL."

          Benefit Available on Maximum Annuity Date (oldest Owner's or Annuitant's 95th birthday)

          You must annuitize the Contract no later than the oldest Owner's or Annuitant's 95th birthday ("Maximum Annuity Date"). The SecurePay 5 rider will terminate on the Annuity Date, whether or not you have begun your SecurePay Withdrawals.

          If your SecurePay rider is in effect on the Maximum Annuity Date, in addition to the other Annuity Options available to you under your Contract, one of your Annuity Options will be to receive monthly annuity payments equal to the AWA divided by 12 for the life of the Covered Person (or the last surviving Covered Person if Joint Life Coverage was selected). If benefits are being paid under the SecurePay NH benefit on the Maximum Annuity Date, the amount of your annuity payments will be determined in accordance with the terms of the SecurePay NH endorsement. (See "Availability of SecurePay NH Benefit after Annuitization.") If you do not select an Annuity Option, your monthly annuity payments will be the greater of (i) the AWA divided by 12 or (ii) payments based upon the Contract Value for the life of the Annuitant with a 10-year Certain Period. We must receive Written Notice of your election of such annuity payments at least three days but no earlier than 90 days before the Maximum Annuity Date. For more information regarding Annuity Options, including Certain Period options, see "ANNUITY PAYMENTS, Annuity Options."

          SecurePay Fee

          We deduct a fee for the SecurePay 5 rider that compensates us for the costs and risks we assume in providing this benefit. This SecurePay Fee is a percentage of the Benefit Base. We deduct this fee from your Contract Value on the Valuation Date that occurs after each Valuation Period containing a Monthly Anniversary Date. The SecurePay Fee is deducted from the Sub-Accounts of the Variable Account only; it is not deducted from the assets in the DCA Account. The monthly fee is deducted from the Sub-Accounts in the same proportion that the value of the Sub-Account bears to the total Contract Value in the Variable Account on that date. Accordingly, you must have transferred some assets from your DCA Account to Sub-Accounts in accordance with our Allocation Guidelines and Restrictions before the fee is charged.

          The SecurePay Fee is currently 1.20% of the Benefit Base. We reserve the right to increase the SecurePay Fee if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the riders. We will not increase the SecurePay Fee above a maximum 2.00% of the Benefit Base, however.

          We reserve the right to increase the SecurePay fee if, in our sole discretion, the increase is necessary or appropriate to cover the costs Protective Life incurs to mitigate the risks associated with offering the rider. If we increase the SecurePay Fee, we will give you at least 30 days' written notice prior to the increase which notice will identify the date the increase in the SecurePay Fee will take place and provide instructions on how to accept or decline the increase. You may elect not to pay the increase in your SecurePay Fee. If you elect not to pay the increased SecurePay Fee, your SecurePay rider will not terminate, but your Benefit Base will be capped at its then current value and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. We also will no longer calculate the SecurePay Roll-up Value when determining your Benefit Base if you elect not to pay the increase in your SecurePay Fee. You will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional SecurePay Roll-up Values. See "THE SECUREPAY 5 RIDER."

          Terminating the SecurePay 5 Rider

          The SecurePay 5 rider will terminate upon the earliest of:

            the Valuation Date you terminate your SecurePay rider (permitted after the rider has been in effect for at least ten years);
            the Valuation Date the Contract is surrendered or terminated;
            the Valuation Date your Contract Value reduces to zero due to an Excess Withdrawal;
            the Valuation Date your Contract Value reduces to zero due to poor Sub-Account performance, the deduction of fees, and/or a SecurePay Withdrawal (subject to our obligation to make monthly payments to you, as set forth above under "Reduction of Contract Value to Zero");
            the Valuation Date on or after the Benefit Election Date we receive instructions from you that results in a change in Covered Person(s);
            for a SecurePay 5 rider with one Covered Person, the date of the Covered Person's death before the Annuity Date (even if the surviving spouse of the deceased Covered Person elects to continue the Contract);
            for a SecurePay 5 rider with two Covered Persons, the date of death of the last surviving Covered Person before the Annuity Date;
            the Maximum Annuity Date (being the Owner's choice of the options outlined under "Benefit Available on Maximum Annuity Date (Oldest Owner's or Annuitant's 95th Birthday)"); or
            the Valuation Date we receive instructions that are not in compliance with our Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.

          Deduction of the monthly fee for the SecurePay 5 rider ceases upon termination. We will not refund the SecurePay fees you have paid if your SecurePay rider terminates for any reason. If your SecurePay 5 rider terminates, you may not reinstate it or purchase a new rider except as described below under "Spousal Continuation" and "Reinstating Your SecurePay 5 Rider Within 30 Days of Termination."

          Spousal Continuation

          Upon the death of the Owner before the Benefit Election Date, if the surviving spouse elects to continue the Contract and become the new Owner, the surviving spouse may also continue the SecurePay rider, provided the surviving spouse meets the rider's issue age requirements as of the Rider Issue Date or as of any date prior to the date we receive the written request to continue the Contract. On the next Contract Anniversary, the Benefit Base will be the greater of (1) the Contract Value (which will reflect the Death Benefit), or (2) the current Benefit Base.

          If the SecurePay Benefit Election Form indicates Single Life Coverage and the SecurePay rider terminates due to the death of the Covered Person following the Benefit Election Date, and if the surviving spouse elects to continue the Contract and become the new sole Owner, then the surviving spouse may purchase a new SecurePay 5 rider before the Annuity Date if we are offering the rider at that time. If all the conditions to purchase a new SecurePay 5 rider have been met, we will issue the rider upon our receipt of the surviving spouse's written request. The new rider will be subject to the terms and conditions of the SecurePay 5 rider in effect at the time it is issued. This means:

            The initial Benefit Base will be equal to the Contract Value as of the new Rider Issue Date.
            We will impose the current SecurePay Fee in effect on the new Rider Issue Date.

          The surviving spouse may not purchase a new SecurePay 5 rider if he or she does not meet the rider's issue age requirements as of the Rider Issue Date or the date we receive the written request to continue the Contract. Only the surviving spouse is eligible to be a Covered Person under the new rider, and the rider will terminate upon the death of that Covered Person. Please note that the SecurePay 5 rider may not be available in all states and that we may limit the availability of the SecurePay 5 rider at any time.

          If the SecurePay Benefit Election Form indicates Joint Life Coverage and a Covered Person dies following the Benefit Election Date, and if the surviving spouse elects to continue the Contract and the SecurePay rider, the Annual Withdrawal Amount remains the same until the next Contract Anniversary. On the next Contract Anniversary, the Benefit Base will be the greater of the Contract Value (which will reflect the addition of the Death Benefit) or the current Benefit Base and we will recalculate the Annual Withdrawal Amount, if necessary, using the Maximum Withdrawal Percentage associated with Joint Life Coverage.

          Reinstating Your SecurePay 5 Rider Within 30 Days of Termination

          If your SecurePay 5 rider terminated due to a Prohibited Allocation instruction (see "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS") or due to a change in Covered Person after the Benefit Election Date (see "Designating the Covered Person(s)"), and you made no additional Purchase Payment after the termination, you may request that we reinstate the rider.

          If termination occurred due to a Prohibited Allocation instruction, your written reinstatement request must correct the previous Prohibited Allocation instruction by either directing us to allocate your Contract Value in accordance with the rider's Allocation Guidelines and Restrictions and/or resume portfolio rebalancing. If termination occurred due to a change in Covered Person after the Benefit Election Date, your written reinstatement request must correct the change in Covered Person by directing us to designate under the reinstated rider the original Covered Person(s) that had been selected on the Benefit Election Date.

          We must receive your written reinstatement request within 30 days of the date the rider terminated. The reinstated rider will have the same terms and conditions, including the same SecurePay Rider Issue Date, Benefit Base, AWA, SecurePay Fee and, if applicable, Maximum Withdrawal Percentage, as it had prior to termination.

          Tax Consequences

          Treatment of Civil Unions and Domestic Partners.  If state law affords legal recognition to domestic partnerships or civil unions, the rider will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the rider. However, as described above in “Death Benefit – Continuation of the Contract by a Surviving Spouse,” for federal tax law purposes such individuals are not treated as “spouses.” As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the SecurePay 5 rider benefit while the surviving Beneficiary is still alive.

          In addition, the rider allows the surviving spouse of a deceased owner who continues the Contract and becomes the new owner to either continue the SecurePay rider or purchase a new rider (depending on the date of death and whether the rider provides single or joint life coverage). This right is only available to an individual who was the spouse of the deceased owner within the meaning of federal tax law because only such a spouse is eligible to continue the Contract under federal tax law.

          An individual who is a party to a civil union or a domestic partnership should not purchase the SecurePay 5 rider before consulting legal and financial advisors and carefully evaluating whether the SecurePay 5 rider is suitable for his or her needs.

          Other Tax Matters.  For a discussion of other tax consequences specific to the SecurePay 5 rider, please see "TAXATION OF ANNUITIES IN GENERAL, Tax Consequences of Protected Lifetime Income Benefits" and "QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits."

          SecurePay ME: Increased AWA for Certain Medical Conditions

          (Not available in Connecticut, Idaho, New Hampshire, Pennsylvania and Virginia)

          If you have certain medical conditions, and you have held your Contract for two years or more, you may qualify for an increase in your AWA at the time you establish your Benefit Election Date. You may not apply for an increased AWA after the Benefit Election Date.

          Note: The two-year waiting period for the SecurePay ME benefit begins on the Contract's Issue Date (not necessarily when you select the SecurePay 5 rider). A new waiting period begins if ownership of the Contract changes.

          At present, the maximum age at which you may apply for a medical evaluation of your benefit under the SecurePay 5 rider and request the SecurePay ME benefit is age 75. We reserve the right to change this maximum age so that in the future the maximum age for medical evaluation may increase or decrease, if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the benefit. We determine the maximum age based on a variety of factors including current life expectancies, developments in medical treatment and technology, and the costs to us of providing the SecurePay ME benefit, as well as the costs of the various death benefits we make available under the Contract.

          After receiving your application for the SecurePay ME benefit, we will determine, in our sole discretion, whether a medical condition will qualify for an increased benefit under the SecurePay ME benefit and, if so, the amount of the increase. In general, in order to qualify for an increased AWA, the medical condition must be one which significantly reduces life expectancy. Our evaluation of life expectancy will be based on a review of the medical records made available to us and our assessment of the specific characteristics and severity of an impairment or impairments, including, but not limited to, our judgment as to your individual medical condition and the likelihood of improved medical treatment for that condition. Based upon this evaluation, we will assign a life expectancy or "table" rating in accordance with the guidance provided in standard industry underwriting manuals and written company guidelines specific to assessing longevity in the context of annuity payments, rather than life insurance underwriting. The table rating will correspond to an estimated decrease in life expectancy compared to other persons of the same age and gender without significant medical impairments. Because of their complexity or severity, or both, certain impairments or combinations of impairments will require the expertise and knowledge of our Medical Director, who will assist us in determining the appropriate life expectancy table rating. As part of this process, the Medical Director will review the medical records in light of our underwriting manual/guidelines and pertinent medical literature.

          After a table rating has been assigned, it will be used to determine whether, and the extent to which, we will increase the AWA. Table ratings currently range from 1 to 16. The higher the table rating, the greater the estimated decrease in longevity. In order to qualify for an increased AWA, the estimated decrease in longevity currently must be greater than or equal to 25%. The table rating required to hit this threshold will vary depending on your age and sex. We also will take into account our experience and expectations regarding the mortality of the entire pool of Covered Persons under all SecurePay riders, as well as the investment performance of the required allocations under our Allocation Guidelines and Restrictions and our expectations regarding the securities markets in general. The factors upon which we base our decision, the weight we give to each factor and the table rating requirements may change periodically. From time to time, we will publish examples of conditions that would typically qualify for an increase in your AWA.

          If we determine that an increase in your AWA is warranted, the Maximum Withdrawal Percentage that you receive will be from 0.25% to 2.00% higher than you would otherwise receive. The amount of any increase in the Maximum Withdrawal Percentage that we may make available will apply consistently to all similarly rated applicants. After the Benefit Election Date, the amount of your increase will not change. An increase in your AWA will not affect the amount of the SecurePay Fee, although we may charge a processing fee to establish the SecurePay ME benefit, as described below.

          Note: The SecurePay ME benefit may not be available in all states. We reserve the right to discontinue this benefit at any time if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the benefit.

          How to Apply for an Increased AWA.  You may ask for a determination as to whether you (or in the case of Joint Life Coverage, you and your spouse) qualify for an increased AWA because of certain serious medical conditions if you have held your Contract for two or more years.

          If you believe you may qualify for an increased AWA, you should provide Written Notice to us in order to begin the process. Among other things, you must complete a SecurePay ME questionnaire and authorize us to obtain copies of your medical records and a statement from your attending physician as well as certain other personal information.

          If we determine that you do not qualify for the increased AWA, you may request a subsequent determination of qualification if one year or more has passed since the previous determination of qualification.

          Note: You may not apply for an increased AWA after the Benefit Election Date.

          In the case of a Contract with two Owners who are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, a request may be made for a determination regarding an increased AWA for Single Coverage for the older of the spouses or for Joint Coverage for both spouses. If you request Joint Coverage, we will require a medical evaluation of both spouses and we will advise you of our determination with respect to Single and Joint Coverage. The increased AWA will continue for the lives of both spouses.

          Note: Although Single Coverage may provide a higher AWA than Joint Coverage, you should consider that Single Coverage terminates upon the death of the Covered Person following the Benefit Election Date.

          We will assess a charge for evaluating your request for an increased AWA only if we determine that you qualify for an increased AWA and you elect to begin taking your SecurePay Withdrawals at the increased AWA. However, if you request an increase in AWA under the SecurePay ME feature more than twice, we will deduct the charge from your current Contract Value whether or not we determine that you qualify for an increased AWA and whether or not you begin taking your SecurePay Withdrawals at the increased AWA.

          The current fee is $150 for each person designated as a "Covered Person" in the Benefit Election Form, in other words, $150 for Single Coverage and $300 for Joint Coverage if the AWA is increased. Although we may increase this charge, it will not be more than $300 per Covered Person. We will deduct the charge from your current Contract Value when you submit your Benefit Election Form.

          Electing to Begin Your SecurePay Withdrawals after a Determination that You are Eligible for an Increased AWA.  We must receive your Benefit Election Form at our Administrative Office within 6 months after the date we notify you that you are eligible for the increased AWA. If we do not receive this form within this time period, we will not increase your AWA, but you may request a subsequent determination of qualification if one year or more has passed since the previous determination of qualification.

          SecurePay NH: Increased AWA Because of Confinement in Nursing Home

          (Not available in Connecticut, Idaho, New Hampshire, Pennsylvania and Virginia)

          If you are confined to a nursing home, you may be eligible for an increased Annual Withdrawal Amount ("AWA") with our SecurePay NH (Nursing Home Enhancement) feature. This feature is included at no additional charge with the SecurePay 5 rider.

          The SecurePay NH benefit may not be available in all states and may not be available with new contracts in the future. Please check with your financial advisor to determine availability.

          What is the SecurePay NH Benefit?

          If you qualify for the SecurePay NH benefit during a contract year, we will double the AWA to which you are currently entitled for that year, not to exceed 10% of your Benefit Base.

          Nursing Home Benefit Period

          The Nursing Home Benefit Period is the period of time during which the increased SecurePay withdrawal percentage is used to calculate the AWA. Any Contract Year or portion thereof during which the increased SecurePay withdrawal percentage is used to calculate the AWA will be a full Contract Year for the purpose of determining the Nursing Home Benefit Period.

          The Nursing Home Benefit Period will extend for a maximum of five (5) Contract years in which you qualify for the SecurePay NH benefit or until the SecurePay Rider terminates, whichever occurs first. The qualifying Contract years need not be consecutive. Any Contract Year or portion thereof during which the increased SecurePay withdrawal percentage is used to calculate the Annual Withdrawal Amount will be a full Contract Year for the purpose of determining the Nursing Home Benefit Period.

          Eligibility for the SecurePay NH Benefits

          To qualify for the increased AWA under the SecurePay NH benefit, the Covered Person must:

            have established the Benefit Election Date or establish the Benefit Election Date when he or she applies for the SecurePay NH benefit;
            (a) be currently confined to a Nursing Home, as defined below; (b) have been confined to a Nursing Home for at least 90-days immediately preceding your application for the SecurePay NH benefit; and (c) have a reasonable expectation that he or she will continue to be confined to a Nursing Home; and
            be unable to perform at least two of the six Activities of Daily Living described below, or be diagnosed with a Severe Cognitive Impairment.

          Nursing Home: For purposes of determining your eligibility for the SecurePay NH benefit, a "Nursing Home" is defined as a facility (or portion of a facility) primarily engaged in providing continuous, on-going nursing care to its residents in accordance with the authority granted by a license issued by State or Federal government (or granted pursuant to state certification or operated pursuant to law if your state neither licenses nor certifies such facilities), and qualified as a "skilled nursing home facility" under Medicare or Medicaid. A "Nursing Home" does not include: a hospital or clinic; a facility operated primarily for the treatment of alcoholism or drug addiction; or, an assisted living facility engaged primarily in custodial care.

          Ineligibility.  You are not eligible for the SecurePay NH benefit if you were in a nursing home during the one year preceding your purchase of the SecurePay 5 rider, or you are confined to a nursing home during the year following your purchase of the Rider.

          Activities of Daily Living (ADL).  Under the SecurePay NH benefit, "Activities of Daily Living" refer to the following functions relating to the Covered Person's ability to live independently:

            Bathing — The ability to wash oneself by sponge bath or in either a tub or shower, including the task of getting into or out of the tub or shower.
            Continence — The ability to maintain control of bowel and bladder function, or when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene, including caring for the catheter or colostomy bag.
            Dressing — The ability to put on and take off all items of clothing and any necessary braces, fasteners or artificial limbs.
            Eating — The ability to feed oneself by getting food into the body from a receptacle, such as a plate, cup, or table, or by feeding tube or intravenously.
            Toileting — The ability to get to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.
            Transferring — The ability to move into or out of a bed, chair or wheelchair.

          Severe Cognitive Impairment.  For purposes of determining eligibility for the SecurePay NH benefit, Severe Cognitive Impairment is a loss or deterioration of intellectual capacity that is comparable to (and includes) Alzheimer's disease and similar forms of irreversible dementia.

          Two Covered Persons. If you selected the Joint Life Coverage Option when you established your Benefit Election Date, both Covered Persons must satisfy the eligibility requirements for the increased SecurePay NH benefit.

          Applying for Increased AWA under the SecurePay NH Benefit.

          Initial Application.  To apply for an increased AWA under the SecurePay NH benefit, you must submit an application certifying that the Covered Person meets the conditions for qualification under the SecurePay NH benefit. This certification must be signed by the Covered Person's Physician. If the Owner is unable to submit an application for an increased AWA on his or her own behalf, we will accept an application on behalf of an Owner from a person who provides satisfactory proof that they have legally assumed care, custody, and representation of the incapacitated Owner. Typically, this would be a valid power of attorney or an order of conservatorship from a court of competent jurisdiction.

          The certifying Physician must be a medical doctor currently licensed by a state Board of Medical Examiners, or similar authority in the United States, acting within the scope of his or her license and not related to the Covered Person. We may require an examination of the Covered Person by a Physician of our choice at our expense. In the event of a conflict between the medical opinions, the opinion of our Physician shall prevail.

          Re-Certification of Eligibility.  Beginning with the second Contract Anniversary following the end of a Valuation Period during which we determine that the Covered Person qualifies for the increased AWA under SecurePay NH (the "Qualification Date"), you must submit a re-certification of eligibility not less than 10, nor more than 30 days prior to each applicable Contract Anniversary. We will notify you at least 30 days before this re-certification is due.

          The re-certification must certify that the Covered Person continues to meet the conditions for eligibility under the SecurePay NH benefit, and must be signed by the Covered Person's physician. We may require an examination by a physician of our choice at our expense. In the event of a conflict between the medical opinions, the opinion of our physician will prevail.

          We will notify you if you fail to qualify for continued eligibility for the SecurePay NH benefit. For any Contract Year during which the Covered Person fails to qualify for the Nursing Home Enhancement, we calculate the Annual Withdrawal Amount according to the terms of the SecurePay rider you purchased.

          Determining Your Increased AWA under the SecurePay NH Benefit

          Initial Qualifying Year.  Qualification for an increased AWA under the SecurePay NH benefit may increase the Annual Withdrawal Amount available for the Contract Year during which you qualify. An increase in the Annual Withdrawal Amount will not change the effect of any withdrawal that occurred prior to the Qualification Date. Thus, if you took an Excess Withdrawal during the Contract Year before you were notified that you qualify for the SecurePay NH increased AWA, your earlier withdrawal would still be treated as an Excess Withdrawal under SecurePay.

          If your aggregate withdrawals during the qualifying Contract Year are less than or equal to the Annual Withdrawal Amount in effect prior to the Qualification Date, we will recalculate the remaining Annual Withdrawal Amount for that Contract Year as of the Qualification Date by multiplying the Benefit Base on that date by the enhanced Maximum Withdrawal Percentage, and subtracting all prior non-Excess Withdrawals taken since the later of the Benefit Election Date or the most recent Contract Anniversary.

          Example:

          Five years ago, after turning age 75, Elisabeth elected the SecurePay 5 rider. She is now 80 years old and has a Benefit Base and Contract Value of $100,000. She has a Maximum Withdrawal Percentage of 5%. Her AWA is $5,000 (5% * $100,000).

          In February of the current Contract Year, Elisabeth takes a SecurePay Withdrawal of $5,000. Assume that in March, Elisabeth qualifies for an enhanced Maximum Withdrawal Percentage of 10% under SecurePay NH and her Benefit Base is still $100,000. Her new AWA is $10,000 ($100,000 * 10%) and her remaining AWA for the current Contract Year is $5,000 ($10,000 – $5,000).

          If you have taken an Excess Withdrawal during the qualifying Contract Year prior to the Qualification Date, we will recalculate the remaining Annual Withdrawal Amount for that Contract Year as of the Qualification Date by subtracting the Maximum Withdrawal Percentage identified on the Benefit Election Date from the enhanced Maximum Withdrawal Percentage provided by this endorsement, and multiplying the difference in those percentages by the Benefit Base on the Qualification Date.

          Example:

          Five years ago, after turning age 75, Elisabeth elected a SecurePay rider. She is now 80 years old and has a Benefit Base and Contract Value of $100,000. She has a Maximum Withdrawal Percentage of 5%. Her AWA is $5,000 (5% * $100,000).

          In February of the current Contract Year, Elisabeth takes a SecurePay Withdrawal of $5,000 and an Excess Withdrawal of $4,000. Her new Benefit Base after the Excess Withdrawal is $95,789 ($100,000 – $4,000/$95,000 * $100,000). Assume that in March, Elisabeth qualifies for an enhanced Maximum Withdrawal Percentage of 10% under SecurePay NH and her Benefit Base is still $95,789. Her new AWA is $9,579 ($95,789 * 10%) and her remaining AWA for the current Contract Year is $4,789 ((10% – 5%) * $95,789).

          Notice of Qualification.  We will include the amount of the increase in the AWA for the qualifying year in the notice that confirms the Covered Person's qualification for the Nursing Home Enhancement.

          Subsequent Contract Years.  In subsequent Contract Years in which you are eligible for the Nursing Home Enhancement, we multiply the Benefit Base on the Contract Anniversary by the enhanced Maximum Withdrawal Percentage to determine the Annual Withdrawal Amount for that Contract Year. For any year in which you are not eligible for the Nursing Home Enhancement, we determine the Annual Withdrawal Amount, if any, according to the terms of the SecurePay rider you purchased.

          Non-Qualifying Years.  For any Contract Year during which the Covered Person fails to qualify for the increased AWA under the SecurePay NH benefit, we calculate the AWA using the SecurePay withdrawal percentage established on the Benefit Election Date according to the terms of the SecurePay rider you purchased and that Contract Year will not be included in the Nursing Home Benefit Period.

          Availability of SecurePay NH Benefit after Annuitization.  Once the Contract has been annuitized, the SecurePay NH benefit is no longer available. Thus, the SecurePay NH benefit is not available after —

            you choose to apply your Annuity Value to an Annuity Option under the Contract;
            the Maximum Annuity Date under the Contract is reached; or
            the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal and an Annuity Date is established.

          Availability of SecurePay NH Benefit after Annuitization. Once the Contract has been annuitized, you may no longer submit an application for an increased AWA under the SecurePay NH benefit. Thus, you may no longer apply for the increased AWA after —

            you choose to apply your Annuity Value to an Annuity Option under the Contract;
            the Maximum Annuity Date under the Contract is reached; or
            the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal and an Annuity Date is established.

          Thus, if you have not qualified for, and have not begun receiving, an increased AWA under the SecurePay NH benefit when the Contract is annuitized, you will not be able to receive an increased annuity payment even if you would have later qualified for the SecurePay NH Benefit. If you have already qualified for, and are receiving, an increased AWA under SecurePay NH when the Contract is annuitized because the Maximum Annuity Date is reached or the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal, you will continue to receive the increased annuity payment according to the terms of your rider. Specifically, you will receive the increased payments for the remainder of the 5-Contract Year Maximum Aggregate Nursing Home Benefit Period. You will not need to recertify your eligibility for the increased payments under the SecurePay NH benefit after your annuity payments begin.

          Termination and Reinstatement of the SecurePay NH Benefit.  The SecurePay NH benefit terminates when your SecurePay 5 rider terminates, including when the Contract is annuitized. If your SecurePay rider is reinstated, your SecurePay NH benefit will also be reinstated.

          Tax Considerations for the SecurePay NH Benefit.  The tax treatment of the SecurePay NH benefit is uncertain in several respects. Please see "FEDERAL TAX MATTERS, Tax Consequences of Protected Lifetime Income Benefits" and "QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits." If you are considering purchasing a Qualified Contract with the SecurePay 5 rider, you should consult a tax adviser because the addition of the SecurePay rider could affect the qualification of your Contract and/or the Qualified Plan associated with your Contract.

          Required Minimum Distributions

          If the SecurePay 5 rider is purchased for use with a Qualified Contract, the Qualified Contract must comply with the required minimum distribution (RMD) rules under the Code Section 401(a)(9). The SecurePay 5 rider, and certain other benefits that the IRS may characterize as "other benefits" for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the RMD that must be taken from your Qualified Contract. See "QUALIFIED RETIREMENT PLANS."

          After the Benefit Election Date, we permit withdrawals from a Qualified Contract that exceed the AWA in order to satisfy the RMD for the Qualified Contract without compromising the SecurePay guarantees. In particular, if you provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal from your Qualified Contract, we will compute an amount that is treated under the SecurePay 5 rider as the RMD for the calendar year with respect to your Qualified Contract. Note that although the tax law may permit you in certain circumstances to take distributions from your Qualified Contract to satisfy the RMDs with respect to other retirement plans established for your benefit, only the amount computed by us as the RMD with respect to your Qualified Contract is treated as an RMD for purposes of the SecurePay rider. Also, if you do not provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal, the entire amount by which the withdrawal exceeds any remaining AWA for the Contract Year will reduce the amount of your future AWA and could reduce your Benefit Base.

          In the future, we may institute certain procedures, including requiring that RMD be established as automatic, periodic distributions, in order to ensure that RMDs for a calendar year do not exceed the AWA for the corresponding Contract Year.

          In general, under the SecurePay 5 rider, you may withdraw the greater of (i) your AWA for a contract year or (ii) the RMD attributable to your Contract that is determined as of December 31st immediately preceding the beginning of your contract year.

          Note: If you submit your Benefit Election Form before the first RMD under Code Section 401(a)(9) is due, we may adjust the amount of your maximum SecurePay Withdrawal for the contract year that includes the due date for the first RMD so that the maximum amount of your withdrawal under the SecurePay 5 rider will be the greater of your first RMD or AWA plus the greater of your second RMD or AWA minus your actual withdrawals in the previous contract year. Thereafter, the maximum allowed is the greater of the AWA or the RMD determined as of the preceding December 31st.

          PROTECTIVE INCOME MANAGER (PATENT PENDING) WITH RIGHTTIME OPTION

          In general, the Protective Income Manager rider guarantees the right to make withdrawals ("Protective Income Manager Withdrawals") each year even if your Contract Value is reduced to zero due to those Protective Income Manager Withdrawals, poor market performance, or both. Withdrawals from your Contract reduce the Contract Value dollar for dollar. Excess withdrawals (withdrawals that exceed the Optimal Withdrawal Amount) result in a recalculation of the Optimal Withdrawal Amount and the Protected Lifetime Payment. (See "Excess Withdrawals.") The Rider also provides fixed lifetime income payments for the life of any Covered Person ("Protected Lifetime Payments") beginning on the Maximum Annuity Date. Protective Income Manager is specifically designed for you to withdraw all your Contract Value by the (younger) Covered Person's 95th birthday in annual amounts that may vary from year to year (the "Optimal Withdrawal Amount").

          Note: The rider may not operate as designed if joint life coverage is selected and there is a significant age difference between the two Covered Persons. In that event, it is likely that on the Maximum Annuity Date (the older Covered Person's 95th birthday), a substantial amount of Contract Value will still be remaining. As a result, it may be in your best interest to apply this amount to an Annuity Option instead of the rider's Protected Lifetime Payment Annuity Option. If so, you will have paid for the rider without receiving its full benefit. If there is a significant age disparity between you and your spouse, then joint life coverage under the rider may not be appropriate for you. You should discuss this with your financial advisor to ascertain if joint life coverage will address your financial needs and be suitable for you. See "Selecting Your Coverage Option" below for factors to consider when discussing this with your advisor. Also see Appendix I for examples of joint life coverage when there is a significant age difference.

          Under the Protective Income Manager rider, the Owner or Owner(s) may designate certain persons as "Covered Persons" under the Contract. See "Selecting Your Coverage Option." These Covered Persons will be eligible to make Protective Income Manager Withdrawals each Contract Year up to a specified amount during the life of the Covered Person(s). This amount is called the "Optimal Withdrawal Amount," and is calculated as a percentage of your Contract Value. Annual aggregate withdrawals that exceed the Optimal Withdrawal Amount may result in a reduction of rider benefits (and may even significantly reduce or eliminate such benefits) because we will recalculate the minimum guarantees associated with your Optimal Withdrawal Amount on the next Contract Anniversary. Protective Income Manager Withdrawals are guaranteed to be no lower than your initial Optimal Withdrawal Amount, even if your Contract Value falls to zero, if you do not take any withdrawals in excess of your Optimal Withdrawal Amount ("Excess Withdrawals").

          You may purchase the Protective Income Manager rider when you purchase your Contract, or at a later date under our RightTime option, provided the Covered Person (or both Covered Persons) are between ages 60 and 80 on the date the Protective Income Manager rider is issued (the "Rider Issue Date") and your Contract Value is at least $25,000 on that date if you purchase under the RightTime option.

          The Protective Income Manager rider does not guarantee Contract Value or the performance of any investment option.

          Important Considerations

            If you purchase the Protective Income Manager rider, your options for allocating Purchase Payments and Contract Value are restricted. See "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS."
            If you purchase the Protective Income Manager rider, we do not accept Purchase Payments received more than 120 days after the Rider Issue Date.
            If you purchase the Protective Income Manager rider, your death benefit will be the Return of Purchase Payments Death Benefit. The Maximum Anniversary Value Death Benefit is not available under the Protective Income Manager rider. If you selected the Maximum Anniversary Value Death Benefit when you purchased your Contract and you later purchase the Protective Income Manager rider under our RightTime option, we will pay the Return of Purchase Payments Death Benefit at the time of an Owner's death. If the value of your Maximum Anniversary Value Death Benefit at the time you elect the Protective Income Manager rider is greater than the value of the Return of Purchase Payments Death Benefit at that time, then you will forfeit this excess. We will stop assessing the fee for the Maximum Anniversary Value Death Benefit when we issue the Protective Income Manager rider, but will not refund the fees you paid for the Maximum Anniversary Value Death Benefit before that date. (See "Death of a Covered Person.")
            Any change in a Covered Person other than a spousal continuation under a Joint Life Coverage option, will cause the rider to terminate without any refund of fees.
            Excess Withdrawals will cause a "reset" of the floor on your Optimal Withdrawal Amount (which is the lowest amount we guarantee your Optimal Withdrawal Amount will be each year) on the next Contract Anniversary. This may result in a substantially lower Optimal Withdrawal Amount in the future, which could significantly reduce or even eliminate the value of the Protective Income Manager rider. See "Determining Your Optimal Withdrawal Amount."
            You will begin paying the Protective Income Manager fee as of the Rider Issue Date, even if you do not begin taking Protective Income Manager Withdrawals for many years.
            You may not cancel the Protective Income Manager rider during the ten years following the Rider Issue Date.
            We do not refund any Protective Income Manager fees if the rider terminates for any reason or if you choose not to take Protective Income Manager Withdrawals.
            The automatic purchase payment plan and automatic withdrawal plan are not available if you purchase the Protective Income Manager rider. If you select the Protective Income Manager rider under our RightTime Option, on the Rider Issue Date we will cancel any existing automatic purchase payment plan or automatic withdrawal plan that you have established.
            The Protective Income Manager rider may not be available in all states, and we may otherwise limit its availability.

          The ways to purchase the Protective Income Manager rider, conditions for continuation of the benefit, process for beginning Protective Income Manager Withdrawals, and the manner in which your Optimal Withdrawal Amount is calculated are discussed below.

          You should not purchase the Protective Income Manager rider if:

            you expect to take Excess Withdrawals because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit (see "Excess Withdrawals");
            you are primarily interested in maximizing the Contract's potential for long-term accumulation rather than systematically withdrawing all of your Contract Value over time;
            it is important for you to leave a death benefit for your heirs;
            there is a significant age disparity between the two Covered Persons; or
            you do not expect to take Protective Income Manager Withdrawals (especially before the age of 95).

          Appendix F demonstrates the operation of the Protective Income Manager rider using hypothetical examples. You should review Appendix F and consult your sales representative to discuss whether the Protective Income Manager rider suits your needs.

          Purchasing Protective Income Manager

          You may purchase the Contract and the Protective Income Manager rider if your initial Purchase Payment is at least $25,000. If your initial Purchase Payment is funded, in whole or in part, by the exchange of another annuity contract or contracts, the aggregate value of your Purchase Payments within the first 120 days following the Contract Issue Date must be equal to or greater than $25,000. If the total of your Purchase Payments is less than $25,000 at the end of the Valuation Period on the 120th day following the Contract Issue Date, we will terminate Protective Income Manager and credit to your account all Protective Income Manager fees previously deducted from your Contract Value. In addition, if we terminate your Protective Income Manager, any withdrawals that you took under Protective Income Manager during the initial 120 day period will be treated as Contract withdrawals.

          If the rider is still available for sale, you may instead exercise the RightTime option to add it to your Contract any time before the Annuity Date so long as your Contract Value on the Rider Issue Date is at least $25,000 and you meet the age requirements. If you purchase the rider under the RightTime option, the rider will be subject to the terms and conditions of the Protective Income Manager rider in effect at the time it is issued. Regardless of when you purchase the rider, we do not accept Purchase Payments received more than 120 days after the Rider Issue Date.

          Important Considerations

          The timing of the Protective Income Manager rider purchase may have a significant impact on the minimum Optimal Withdrawal Amount guarantee under the rider:

            For example, there are certain advantages to purchasing the Protective Income Manager rider early. Foremost, the rider is designed for you to receive income over the long term through periodic withdrawals. In addition, the amount you can withdraw each Contract Year under the rider will never drop below your initial Optimal Withdrawal Amount, which is calculated as a percentage of your Contract Value on the Rider Issue Date (so long as you do not take an Excess Withdrawal, which would result in a recalculation of your minimum Optimal Withdrawal Amount based on your current Contract Value). This means if you purchase the Protective Income Manager rider at issue, or early on under the RightTime option, then you will "lock in" a minimum Optimal Withdrawal Amount that will not decrease even if there is a future downturn in Sub-Account performance.
            On the other hand, if you wait to purchase the Protective Income Manager rider, you may be able to lock in a higher minimum Optimal Withdrawal Amount if Sub-Account performance has been favorable and your Contract Value has increased. In addition, the minimum Optimal Withdrawal Amount may be higher the closer you are to a Covered Person's 95th birthday when you elect the rider (assuming Sub-Account performance has not significantly decreased since the Contract Issue Date) as the rider is designed for you to withdraw a greater proportion of Contract Value over time.

          You also should consider:

            If you purchase the Protective Income Manager rider when you purchase the Contract, the annual Protective Income Manager fee is currently 0.10% lower than if you exercise the RightTime option to purchase the Protective Income Manager rider after that date. The Protective Income Manager fee for new purchasers and the difference between the fee for the rider purchased at Contract issue and under the RightTime option may change.
            But, if you purchase the Protective Income Manager rider too early, you may pay the Protective Income Manager fee for a longer period than is necessary. Additionally, beginning on the Rider Issue Date, your death benefit will be the Return of Purchase Payments Death Benefit (the Maximum Anniversary Value Death Benefit will not be available) and you must comply with our Allocation Guidelines and Restrictions.

          Please consult your sales representative to discuss the appropriate time for you to purchase the Protective Income Manager rider.

          Designating the Covered Person(s)

          The Covered Person is the person upon whose life the Protective Income Manager rider benefit is based. You may designate one Covered Person (Single Life Coverage) or two Covered Persons (Joint Life Coverage).

            If Single Life Coverage is elected, then the Owner will be the Covered Person (if there are two Owners, then the older Owner will be the Covered Person).
            Joint Life Coverage may be elected if there are two Owners under the Contract who are spouses or if there is one Owner and his or her spouse is the sole Primary Beneficiary under the Contract. If Joint Life Coverage is elected, then the Owner and the Owner's spouse will be the Covered Persons.
            Where the Owner is a corporation, partnership, company, trust, or other "non-natural person," the Annuitant (under Single Life Coverage) or Annuitant and Annuitant's spouse who is the sole beneficiary (under Joint Life Coverage) will be the Covered Person(s).
            The Covered Person (or, if Joint Life Coverage is selected, one of the two Covered Persons) must be designated as the Annuitant under the Contract.

          Note: A change of Covered Persons will cause the Protective Income Manager rider to terminate and any scheduled Protective Income Manager Withdrawals to cease. If you remove a Covered Person (which may occur, for example, if you remove a spouse Beneficiary or add additional Primary Beneficiaries or change the Owner or Annuitant), or if you add a Covered Person (which may occur, for example, if you add a spouse as a sole Primary Beneficiary), then this would constitute a change of Covered Persons. In addition, whether a spouse continues the Contract could affect the rights and benefits under the Protective Income Manager rider and could have tax consequences. (See "Tax Consequences — Treatment of Civil Unions and Domestic Partners.")

          Selecting Your Coverage Option.  If both Owners of the Contract are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, you must indicate at the time you purchase the rider whether there will be one or two Covered Persons. Please pay careful attention to this designation, as it will impact the Protective Income Manager Payment Factor and whether the Optimal Withdrawal Amount will continue to be available for the life of the surviving spouse.

          The various coverage options are illustrated in the following table:

	Single Life Coverage	Joint Life Coverage
Single Owner/Non-spouse Beneficiary	Covered Person is the Owner. Protective Income Manager rider expires upon death of Covered Person.	Not applicable.
Single Owner/Spouse Beneficiary	Covered Person is the Owner. Protective Income Manager rider expires upon death of Covered Person.	Both are Covered Persons. Protective Income Manager rider expires upon death of last surviving Covered Person.
Joint Owner/Non-spouse 2nd Owner	Covered Person is older Owner. Protective Income Manager rider expires upon the death of the Covered Person.	Not applicable.
Joint Owner/Spouse 2nd Owner	Covered Person is older Owner. Protective Income Manager rider expires upon death of Covered Person.	Both are Covered Persons. Protective Income Manager rider expires upon death of last surviving Covered Person.

          Important Note on Joint Life Coverage: The rider is designed to distribute all of your Contract Value by the younger Covered Person's 95th birthday. The rider may not operate as designed if joint life coverage is selected and there is a significant age difference between the two Covered Persons. In that event, it is likely that on the Maximum Annuity Date (the older Covered Person's 95th birthday), a substantial amount of Contract Value will still be remaining. As a result, it may be in your best interest to apply this amount to an Annuity Option instead of the rider's Protected Lifetime Payment Annuity Option. If so, you will have paid for the rider without receiving its full benefit. See "Determining Your Optimal "Protected Lifetime Payments Available on Maximum Annuity Date (Oldest Owner's or Annuitant's 95th Birthday)."

          Factors for you, your spouse, and your financial advisor to consider before purchasing joint life coverage under the rider include:

            Your expectations as to Variable Account performance between now and the Maximum Annuity Date. Please see Appendix I for examples demonstrating how negative, flat, and positive market performance may influence the payment of lifetime income under the rider when there is a significant age difference between Covered Persons.
            The age difference between you and your spouse. As the age difference increases (particularly when there is more than ten years between you), the more likely it is that the rider will not distribute all of your Contract Value and then make Protected Lifetime Payments.
            The age and health of the older Covered Person. If the older Covered Person does not live to age 95, then the Contract Value will be distributed by the surviving Covered Person's 95th birthday, at which time Protected Lifetime Payments under the rider will begin. You may also want to consider the sex of the older Covered Person, as females are more likely to live to age 95 than are males.
            Whether the Contract was purchased for use in connection with a Qualified Contract owned by the younger spouse. If the younger spouse is the sole Owner under the Contract, then there may be a desire for the older spouse to receive Protected Lifetime Payments under the rider in the event of the younger spouse's death. You should discuss these payments as well as the payments you might receive under other Annuity Options under your Contract.

          If there is a significant age disparity between you and your spouse, then joint life coverage under the rider may not be appropriate for you. You should discuss this with your financial advisor to ascertain if joint coverage under the Protective Income Manager rider will address your financial needs and be suitable for you.

          Allocation Guidelines and Restrictions

          In order to maintain the Protective Income Manager rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the Protective Income Manager rider. Please see "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS."

          Determining Your Optimal Withdrawal Amount

          The Optimal Withdrawal Amount is the maximum amount that you may withdraw from your Contract Value each Contract Year without reducing or eliminating the benefits under the Protective Income Manager rider. We calculate your Optimal Withdrawal Amount each year by multiplying your Contract Value by the "Protective Income Manager Payment Factor." This factor is based on:

            the age of the (younger) Covered Person on the Rider Issue Date; and
            the age of the (younger) Covered Person on the date we calculate the Optimal Withdrawal Amount.

          Note: So long as you never take an Excess Withdrawal (described below), the amount you may withdraw from your Contract Value each year will never be less than your initial Optimal Withdrawal Amount.

          1. We determine your initial Optimal Withdrawal Amount as of the Rider Issue Date by multiplying the "Protective Income Manager Payment Factor" (described below) by your Contract Value on that date.

          For example, assume there is one Covered Person under the Protective Income Manager rider, a 75-year old who has made an initial Purchase Payment of $100,000. As provided in the Single Life Coverage table in Appendix G, the Protective Income Manager Payment Factor is 0.06100 (because she is 75). We determine the initial Optimal Withdrawal Amount by multiplying the Protective Income Manager Payment Factor by the Contract Value. Therefore, the initial Optimal Withdrawal Amount is $6,100 (0.06100 x $100,000). See Appendix G: Protective Income Manager Rider Payment Factors.

          If you purchase the Protective Income Manager rider at the time you purchase the Contract and we receive an additional Purchase Payment or Payments within the first 120 days, then we recalculate your initial Optimal Withdrawal Amount at 30-day intervals during the 120 days following the Contract Issue Date. We will recalculate your initial Optimal Withdrawal Amount to equal the Protective Income Manager Payment Factor as of the Contract Issue Date multiplied by the total aggregate Purchase Payments received (including your initial Purchase Payment) less any aggregate Excess Withdrawals made since the Contract Issue Date. We will consider this to be your initial Optimal Withdrawal Amount for purposes of calculating future Optimal Withdrawal Amounts. If any scheduled recalculation date is not a Valuation Date, then we make this calculation on the next Valuation Date. In the future, we may change the timing and/or frequency of the calculation of the initial Optimal Withdrawal Amount.

          2. We recalculate your Optimal Withdrawal Amount on each subsequent Contract Anniversary prior to the Annuity Date by multiplying the Protective Income Manager Payment Factor by your Contract Value on that anniversary. We will advise you of your current Optimal Withdrawal Amount by written notice following each Contract Anniversary.

          Your Optimal Withdrawal Amount for any Contract Year can not be more than 110% of your Optimal Withdrawal Amount for the prior Contract Year. In addition, unless you have taken an Excess Withdrawal (which would result in a Reset of the Optimal Withdrawal Amount, as described below), we guarantee that your Optimal Withdrawal Amount will always be at least the greater of:

            90% of your Optimal Withdrawal Amount for the prior Contract Year; or
            Your initial Optimal Withdrawal Amount.

          For example, assume that the Covered Person described above did not take an Excess Withdrawal during her first Contract Year, and that her Contract Value on the first Contract Anniversary is $95,684. We determine the Optimal Withdrawal Amount on each Contract Anniversary by multiplying the Protective Income Manager Payment Factor by the Contract Value on that anniversary, subject to the minimum and maximum limits described above. Therefore, we first calculate the Optimal Withdrawal Amount as the Protective Income Manager Payment Factor at attained age 76 (while also taking into account her age 75 on the Rider Issue Date, since she did not take an Excess Withdrawal) times the Contract Value, or $6,082 (0.06357 x $95,684). Because this amount is less than her initial Optimal Withdrawal Amount but not more than 110% of that amount, her Optimal Withdrawal Amount will remain at $6,100 for the second Contract Year.

          Note: The Optimal Withdrawal Amount is not cumulative. If you choose to withdraw only a part of, or none of, your Optimal Withdrawal Amount in any given Contract Year, you should understand that you cannot carry over any unused Optimal Withdrawal Amount to any future Contract Years.

          Increase in Protective Income Manager Fee.  If you elect not to pay an increase in your Protective Income Manager Fee, then we will "lock in" your current Protective Income Manager Payment Factor and will use this factor when we calculate your Optimal Withdrawal Amount on all future Contract Anniversaries. Your Protective Income Manager Payment Factor will never change, even if there is a Reset following the date you elect not to pay the fee increase due to an Excess Withdrawal. This could ultimately mean a significant reduction in your future Optimal Withdrawal Amount because the Protective Income Manager Payment Factors are designed to increase each year.You should carefully consider whether or not it is in your best interest to decline an increase in the Protective Income Manager fee. See "Protective Income Manager Fee."

          The Protective Income Manager Payment Factor.  We determine the Protective Income Manager Payment Factor based upon the age of the (younger) Covered Person on the Rider Issue Date, as well as that person's attained age on the date we calculate the Optimal Withdrawal Amount. On each Contract Anniversary when we recalculate your Optimal Withdrawal Amount, we will use a new Protective Income Manager Payment Factor based upon the current attained age of the (younger) Covered Person at that time, but the Protective Income Manager Payment Factor will still continue to be based on the age of the (younger) Covered Person on the Rider Issue Date unless there has been a Reset (discussed below). If you take no Excess Withdrawals, the Protective Income Manager Payment Factor increases each year as the (younger) Covered Person's age increases. Because the Protective Income Manager is designed for you to withdraw a greater proportion of Contract Value over time, the Optimal Withdrawal Amount tends to increase over time (assuming Sub-Account performance has not significantly decreased since the Contract Issue Date). The Protective Income Manager Payment Factors are set forth in Appendix G for Single Life Coverage and Joint Life Coverage.

          Reset of the Minimum Optimal Withdrawal Amount.  If you take an Excess Withdrawal, the next Contract Anniversary will be a Reset Date. On that date we will Reset the "floor" for all future Optimal Withdrawal Amounts following the Reset Date. This floor is the lowest amount we guarantee your Optimal Withdrawal Amount will be each year, as follows:

          Your Optimal Withdrawal Amount on each Contract Anniversary following the Reset Date will be the lesser of:

            Your initial Optimal Withdrawal Amount; or
            Your Optimal Withdrawal Amount as of the Reset Date.

          Note: This means we will no longer guarantee that your Optimal Withdrawal Amount will never be lower than your initial Optimal Withdrawal Amount.

          In addition, on a Reset Date, we will use a new Protective Income Manager Payment Factor to calculate your Optimal Withdrawal Amount on that date. This will be based solely on the attained age of the (younger) Covered Person on the Reset Date (provided you have not declined an increase in the Protective Income Manager fee, as discussed above). This will result in a lower Protective Income Manager Payment Factor. For future Optimal Withdrawal Amount calculations, we will continue to base the Protective Income Manager Payment Factor on the age of the (younger) Covered Person on the Reset Date (until the next Reset Date, if any), as well as on that person's attained age on the date we calculate the Optimal Withdrawal Amount.

          For example, assume that on the Rider Issue Date, the Contract Value is $133,000, there is one Covered Person under the Protective Income Manager rider, and that person is 60 years old. The initial Optimal Withdrawal Amount is $6,251 ($6,251 = 0.04700 x $133,000). Further assume that he takes an Excess Withdrawal five years later. On the next Contract Anniversary, he is 65, and his Contract Value is $100,000. On that anniversary, we will calculate his Optimal Withdrawal Amount by multiplying the Protective Income Manager Payment Factor at age 65 by the Contract Value, or $5,000 (0.05000 x $100,000). We will reset his minimum Optimal Withdrawal Amount for all future years to equal the lesser of his initial Optimal Withdrawal Amount ($6,251) or the Optimal Withdrawal Amount on the Reset Date ($5,000). Therefore, his new minimum Optimal Withdrawal Amount is $5,000.

          Note: If you take an Excess Withdrawal, your Optimal Withdrawal Amount as of the Reset Date may be substantially lower than your initial Optimal Withdrawal Amount, which would mean a significant reduction in the Optimal Withdrawal Amount available to you on and after a Reset Date. You should carefully consider whether or not it is in your best interest to take an Excess Withdrawal.

          Beginning Your Protective Income Manager Withdrawals

          All Contract withdrawals taken on and after the Rider Issue Date are considered either Protective Income Manager Withdrawals or Excess Withdrawals.

            Protective Income Manager Withdrawals are aggregate withdrawals you make from your Contract Value each Contract Year that do not exceed your Optimal Withdrawal Amount.
            An Excess Withdrawal is any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Optimal Withdrawal Amount.

          At any time prior to the Annuity Date, you may request Protective Income Manager Withdrawals individually or instruct us to send you specific Protective Income Manager Withdrawal amounts periodically by submitting to us a request that includes all of the information necessary for us to complete your request.

          Note: The Protective Income Manager rider is designed for you to take Protective Income Manager Withdrawals each Contract Year. If all your withdrawals on and after the Rider Issue Date are Protective Income Manager Withdrawals, your Optimal Withdrawal Amount will never decrease below your minimum Optimal Withdrawal Amount and you may continue to withdraw that amount for the lifetime of the Covered Person (or the last surviving Covered Person, if you selected Joint Life Coverage).

          The Protective Income Manager rider is designed for you to receive income. If you delay taking Protective Income Manager Withdrawals, you may shorten the period during which you may take such withdrawals due to life expectancy, so you may be paying for a benefit you are not using. Please consult your sales representative regarding the appropriate time for you to begin taking Protective Income Manager Withdrawals.

          Important Considerations

            All withdrawals, including Protective Income Manager Withdrawals, reduce your Contract Value and death benefit. Surrender charges and federal and state income taxes may apply, as well as a 10% federal penalty tax if a withdrawal occurs before the Owner reaches age 59-1/2. See "CHARGES AND DEDUCTIONS, Surrender Charge" and "TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders."
            All withdrawals, including Protective Income Manager Withdrawals, count towards the free withdrawal amount under the Contract. However, we do not assess a surrender charge on Protective Income Manager Withdrawals, even when surrender charges would otherwise apply. See "CHARGES AND DEDUCTIONS, Surrender Charge." Protective Income Manager Withdrawals are not subject to the minimum Contract Value limitation. See "Surrender and Withdrawals."

          Excess Withdrawals

          An Excess Withdrawal is any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Optimal Withdrawal Amount. We will not recalculate your Optimal Withdrawal Amount until the next Contract Anniversary, so any subsequent withdrawal you request that Contract Year is also an Excess Withdrawal. A withdrawal that causes the aggregate withdrawals for that Contract Year to exceed the Optimal Withdrawal Amount may include amounts that qualify as a Protective Income Manager Withdrawal as well as amounts that are deemed an Excess Withdrawal.

          If you have instructed us to send you all or a portion of the Optimal Withdrawal Amount periodically, an Excess Withdrawal automatically terminates these periodic withdrawals. You may resume periodic Protective Income Manager Withdrawals beginning on the next Contract Anniversary based on the recalculated Optimal Withdrawal Amount by sending us Written Notice.

          Excess withdrawals reduce your Contract Value and death benefit. Excess Withdrawals are subject to surrender charges and count towards the free withdrawal amount under the Contract, and federal and state income taxes may apply. Excess Withdrawals are subject to the minimum Contract Value limitation. See "CHARGES AND DEDUCTIONS, Surrender Charge," "Surrender and Withdrawals," and "TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders."

          Note: An Excess Withdrawal will cause a Reset on the next Contract Anniversary. This may result in a substantially lower Optimal Withdrawal Amount in the future, which could significantly reduce or even eliminate the value of the Protective Income Manager rider. See "Determining Your Optimal Withdrawal Amount." You should not purchase the Protective Income Manager rider if you intend to take Excess Withdrawals.

          If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the Protective Income Manager rider. You will not be entitled to receive any further benefits under the Protective Income Manager rider.

          If you would like to make an Excess Withdrawal and are uncertain how an Excess Withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of the Excess Withdrawal.

          Required Minimum Distributions

          If the Protective Income Manager rider is purchased for use with a Qualified Contract, the Qualified Contract must comply with the required minimum distribution (RMD) rules under the Code Section 401(a)(9). The Protective Income Manager rider, and certain other benefits that the IRS may characterize as "other benefits" for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the RMD that must be taken from your Qualified Contract. See "QUALIFIED RETIREMENT PLANS."

          We permit withdrawals from a Qualified Contract that exceed the Optimal Withdrawal Amount in order to satisfy the RMD for the Qualified Contract without compromising the Protective Income Manager guarantee. In particular, if you provide us with Written Notice of an RMD at the time you request a Protective Income Manager Withdrawal from your Qualified Contract, we will compute an amount that is treated under the Protective Income Manager rider as the RMD for the calendar year with respect to your Qualified Contract. Note that although the tax law may permit you in certain circumstances to take distributions from your Qualified Contract to satisfy the RMDs with respect to other retirement plans established for your benefit, only the amount computed by us as the RMD with respect to your Qualified Contract is treated as an RMD for purposes of the Protective Income Manager rider. Also, if you do not provide us with Written Notice of an RMD at the time you request a Protective Income Manager Withdrawal, the entire amount by which the withdrawal exceeds any remaining Optimal Withdrawal Amount for the Contract Year will reduce the amount of your future Optimal Withdrawal Amount and could reduce or eliminate the benefit under the Protective Income Manager rider.

          In the future, we may institute certain procedures, including requiring that the RMD be established as automatic, periodic distributions, in order to ensure that RMDs for a calendar year do not exceed the Optimal Withdrawal Amount for the corresponding Contract Year.

          In general, under the Protective Income Manager rider, you may withdraw the greater of (i) your Optimal Withdrawal Amount for a Contract Year or (ii) the RMD attributable to your Contract that is determined as of December 31st immediately preceding the beginning of your Contract Year.

          Note: If you begin taking Protective Income Manager Withdrawals before the first RMD under Code Section 401(a)(9) is due, we may adjust the amount of your maximum Protective Income Manager Withdrawal for the Contract Year that includes the due date for the first RMD so that the maximum amount of your withdrawal under the Protective Income Manager rider will be the greater of your first RMD or Optimal Withdrawal Amount plus the greater of your second RMD or Optimal Withdrawal Amount minus your actual withdrawals in the previous Contract Year. Thereafter, the maximum allowed is the greater of the Optimal Withdrawal Amount or the RMD determined as of the preceding December 31st.

          Reduction of Contract Value to Zero

          If your Contract Value is reduced to zero due to poor Sub-Account performance, the deduction of fees, and/or a Protective Income Manager Withdrawal, we will terminate your rider and settle the benefit under your Protective Income Manager rider as follows:

            We will pay any remaining Optimal Withdrawal Amount in accordance with your instructions until the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero;
            We will establish an Annuity Date that is the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero;
            We will continue to recalculate your Optimal Withdrawal Amount on each Contract Anniversary until the earlier of the death of the Covered Person (or last surviving Covered Person if Joint Life Coverage was selected) or the Maximum Annuity Date. As described above under "Determining your Optimal Withdrawal Amount," your Optimal Withdrawal Amount on each Contract Anniversary is equal to your Contract Value multiplied by the Protective Income Manager Payment Factor, and will always be at least the greater of: (a) 90% of your Optimal Withdrawal Amount for the prior Contract Year; or (b) your initial Optimal Withdrawal Amount (or your Optimal Withdrawal Amount as of the most recent Reset Date, if applicable). Because your Contract Value will be zero, this means your Optimal Withdrawal Amount will decrease by 10% each Contract Year, but will never drop below your initial Optimal Withdrawal Amount (or your Optimal Withdrawal Amount as of the most recent Reset Date, if applicable).
            If a Covered Person (or last surviving Covered Person if Joint Life Coverage was selected) is alive on the Maximum Annuity Date, then you will begin receiving Protected Lifetime Payments as described below under "Protected Lifetime Payments Available on Maximum Annuity Date (Oldest Owner's or Annuitant's 95th Birthday)."
            If Single Life Coverage was selected and the Covered Person dies, no further payments (i.e., the Optimal Withdrawal Amount or the Protected Lifetime Payment Amount, as applicable) are payable. If Joint Life Coverage was selected and one Covered Person dies, the remaining payments (i.e., the Optimal Withdrawal Amount or the Protected Lifetime Payment Amount, as applicable) will be made at least as rapidly as they were made prior to the death of the first Covered Person.

          If you request a surrender and your Contract Value at the time of the request is less than your remaining Optimal Withdrawal Amount for that Contract Year, we will pay you a lump sum equal to such remaining Optimal Withdrawal Amount. As with any distribution from the Contract, there may be tax consequences. In this regard, we intend to treat any amounts that you receive after the Contract Value is reduced to zero due to poor Sub-Account performance, the deduction of fees, and/or a Protective Income Manager Withdrawal as annuity payments for tax purposes. See "TAXATION OF ANNUITIES IN GENERAL."

          If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the Protective Income Manager rider. You will not be entitled to receive any further benefits under the Protective Income Manager rider.

          Protected Lifetime Payments Available on Maximum Annuity Date (Oldest Owner's or Annuitant's 95th Birthday)

          The Protective Income Manager rider will terminate on the Annuity Date, whether or not you have begun your Protective Income Manager Withdrawals. You must annuitize the Contract no later than the Maximum Annuity Date.

          If your Protective Income Manager rider is in effect on the Maximum Annuity Date, in addition to other Protected Lifetime Payment Annuity Options available to you under your Contract (see "ANNUITY PAYMENTS, Annuity Options"), one of your Protected Lifetime Payment Annuity Options will be the Protective Income Manager rider's Protected Lifetime Payment Annuity Option. This option provides fixed monthly annuity payments for the life of the Covered Person (or last surviving Covered Person if Joint Life Coverage was selected), as follows:

            If no Reset Date has occurred under the Protective Income Manager rider, then each Protected Lifetime Payment will be equal to your initial Optimal Withdrawal Amount divided by 12.
            If any Reset Date has occurred under the Protective Income Manager rider because you have taken one or more Excess Withdrawals, then each Protected Lifetime Payment will be equal to the lesser of: (a) your initial Optimal Withdrawal Amount, divided by 12; or (b) the Optimal Withdrawal Amount calculated on the most recent Reset Date, divided by 12.

          If you do not select an Annuity Option, your monthly annuity payments will be the greater of (i) the Protected Lifetime Payments described above; or (ii) payments based upon the Contract Value for the life of the Annuitant with a 10-year Certain Period. We must receive Written Notice of your election of such annuity payments at least three days but no earlier than 90 days before the Maximum Annuity Date. For more information regarding Annuity Options, including Certain Period options, see "ANNUITY PAYMENTS, Annuity Options."

          Important Considerations. Please consult your financial adviser to discuss whether to elect the rider's Protected Lifetime Payment Annuity Option or one of the other Annuity Options available on the Maximum Annuity Date. Among other things, you should consider the amount of the payments you would receive under each available option, your tax situation, whether you want variable or fixed payments, your need for income over the life of one or two individuals, and whether you desire to leave any benefit to your Beneficiary(ies).

          Death of a Covered Person Before the Annuity Date

          If there is one Covered Person and he or she dies before the Annuity Date, the Protective Income Manager rider terminates upon the Covered Person's death. If there are two Covered Persons and one dies before the Annuity Date, we will continue the Contract and the Protective Income Manager rider and continue to calculate the Optimal Withdrawal Amount as if no death had occurred so long as the Contract is not terminated by the surviving spouse. See "Death Benefit."

          If you purchase the Protective Income Manager rider, your death benefit under the Contract will be the Return of Purchase Payments Death Benefit. The Maximum Anniversary Value Death Benefit is not available under the Protective Income Manager rider. If you selected the Maximum Anniversary Value Death Benefit when you purchased your Contract and you later purchase the Protective Income Manager rider under our RightTime option, we will pay the Return of Purchase Payments Death Benefit at the time of an Owner's death. If the value of your Maximum Anniversary Value Death Benefit at the time you elect the Protective Income Manager rider is greater than the value of the Return of Purchase Payments Death Benefit at that time, then you will forfeit this excess. We will stop assessing the fee for the Maximum Anniversary Value Death Benefit when we issue the Protective Income Manager rider, but will not refund the fees you paid for the Maximum Anniversary Value Death Benefit before that date.

          Protective Income Manager Fee

          We deduct a monthly fee for the Protective Income Manager rider that compensates us for the costs and risks we assume in providing this benefit. The fee is a percentage of the greatest of:

            the Contract Value on each Monthly Anniversary Date;
            the Contract Value on the later of the Rider Issue Date or the most recent Reset Date; or
            if the rider is purchased on the Contract Issue Date, the sum of all Purchase Payments received (including your initial Purchase Payment), less any Excess Withdrawals made, during the 120-day period following the Contract Issue Date. (During the 120-day period fees are based upon your initial Purchase Payment.)

          The percentage is currently 1.20% (on an annual basis) if you purchase the rider when you purchase the Contract and 1.30% (on an annual basis) if you purchase the rider under our RightTime option.

          We calculate the monthly Protective Income Manager fee on each Monthly Anniversary Date following the Rider Issue Date, and continue to calculate the fee monthly through the Annuity Date. We deduct the fee on the following Valuation Date from the Sub-Accounts of the Variable Account only. The fee is not deducted from the assets in the DCA Account. The monthly fee is deducted from the Sub-Accounts in the same proportion that the value of each Sub-Account bears to the total Contract Value in the Variable Account on that date. Accordingly, you must have transferred some assets from your DCA Account to one or more Sub-Accounts in accordance with our Allocation Guidelines and Restrictions before the fee is charged. We treat the deduction of the monthly fee as a withdrawal, but we will not reduce any free surrender amount available under the Contract, and we will not treat the deduction as an Excess Withdrawal under the rider.

          We reserve the right to increase the Protective Income Manager fee if, in our sole discretion, the increase is necessary or appropriate to cover the costs Protective Life incurs to mitigate the risks associated with offering the rider. The fee will never exceed 2.00% (2.20% under RightTime) on an annual basis, however. If we increase the Protective Income Manager fee, we will give you at least 30 days' written notice prior to the increase which notice will identify the date the increase in the Protective Income Manager Fee will take place and provide instructions on how to accept or decline the increase. You may elect not to pay the increase in your Protective Income Manager fee. We must receive your Written Notice declining the increase before the end of the Valuation Period during which the new Protective Income Manager fee becomes effective. If you elect not to pay an increase in your Protective Income Manager Fee, then we will "lock in" your most recent Protective Income Manager Payment Factor and will use this factor when we calculate your Optimal Withdrawal Amount on all future Contract Anniversaries. Your Protective Income Manager Payment Factor will never change, even if there is a Reset following the date you elect not to pay the fee increase. This could ultimately mean a significant reduction in your future Optimal Withdrawal Amount because the Protective Income Manager Payment Factors are designed to increase each year.

          Terminating the Protective Income Manager Rider

          We will terminate the Protective Income Manager rider upon the earliest of:

            the Valuation Date you terminate the Protective Income Manager rider (permitted after the Protective Income Manager rider has been in effect for at least ten years);
            the Valuation Date the Contract is surrendered or terminated;
            the Valuation Date your Contract Value reduces to zero due to an Excess Withdrawal;
            the Valuation Date your Contract Value reduces to zero due to poor Sub-Account performance, the deduction of fees, and/or a Protective Income Manager Withdrawal (subject to our obligation to make monthly payments to you, as set forth above under "Reduction of Contract Value to Zero");
            the Valuation Date we receive instructions from you that results in a change in Covered Person(s);
            for a Protective Income Manager rider with one Covered Person, the date of the Covered Person's death before the Annuity Date (even if the surviving spouse of the deceased Covered Person elects to continue the Contract);
            for a Protective Income Manager rider with two Covered Persons, the date of death of the last surviving Covered Person before the Annuity Date;
            the Annuity Date (subject to any obligation we may have to make Protected Lifetime Payments to you, as set forth above under "Protected Lifetime Payments Available on Maximum Annuity Date (Oldest Owner's or Annuitant's 95th Birthday)"); or
            the Valuation Date we receive instructions that are not in compliance with our Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.

          Deduction of the monthly fee for the Protective Income Manager rider ceases upon termination. We will not refund the Protective Income Manager fees you have paid if the Protective Income Manager rider terminates for any reason. If the Protective Income Manager rider terminates, you may not reinstate it or purchase a new rider except as described below under "Reinstating the Protective Income Manager rider within 30 Days of Termination."

          Reinstating the Protective Income Manager rider within 30 Days of Termination

          If your Protective Income Manager rider terminated due to a Prohibited Allocation instruction (see "Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits"), you may request that we reinstate the rider.

          Your written reinstatement request must correct the previous Prohibited Allocation instruction by either directing us to allocate your Contract Value and/or resume portfolio rebalancing in accordance with our Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits. We must receive your written reinstatement request within 30 days of the date the rider terminated. The reinstated rider will have the same terms and conditions, including the same Rider Issue Date, Optimal Withdrawal Amount, and Protective Income Manager fee as it had prior to termination. We will deduct any fees and make any other adjustments that were scheduled during the period of termination so that after the reinstatement, the Protective Income Manager rider will be as though the termination never occurred.

          Tax Consequences

          Treatment of Civil Unions and Domestic Partners.  If state law affords legal recognition to domestic partnerships or civil unions, the Rider will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the Rider. However, as described above in “Death Benefit – Continuation of the Contract by a Surviving Spouse,” for federal tax law purposes such individuals are not treated as “spouses.” As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the Protective Income Manager rider benefit while the surviving Beneficiary is still alive.

          An individual who is a party to a civil union or a domestic partnership should not purchase the Protective Income Manager rider before consulting legal and financial advisors and carefully evaluating whether the Protective Income Manager rider is suitable for his or her needs.

          Other Tax Matters.  For a general discussion of tax consequences specific to the Protective Income Manager rider, see "TAXATION OF ANNUITIES IN GENERAL, Tax Consequences of Protected Lifetime Income Benefits" and "QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits."

          ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS

          In order to maintain the SecurePay 5 rider or the Protective Income Manager rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under these riders.

          Specifically, you must: (1) allocate all of your Purchase Payments and Contract Value in accordance with the Allocation by Investment Category guidelines (described below), or (2) allocate all of your Purchase Payments and Contract Value in accordance with one of the three eligible Benefit Allocation Model Portfolios (described below). You may also allocate your Purchase Payments to the dollar cost averaging ("DCA") Account(s), provided that transfers from the DCA Account are allocated to the Sub-Accounts in accordance with the Allocation Guidelines and Restrictions described above. In addition, you also must participate in the Allocation Adjustment Program.

          Note: The Allocation Guidelines and Restrictions, as well as the inclusion of Funds that employ volatility management strategies in the Investment Options available under your Contract, are intended in part to reduce risks of investment losses that would require us to use our own assets to make payments in connection with the guarantees provided by the SecurePay 5 rider and the Protective Income Manager rider. The Allocation Guidelines and Restrictions, and the inclusion of Funds that employ volatility management strategies are designed to reduce the overall volatility of your Contract Value. During rising markets, the Allocation Guidelines and Restrictions and the Funds that employ volatility management strategies could cause Contract Value to rise less than would have been the case had you been invested in Funds with more aggressive investment strategies. Conversely, investing according to the Allocation Guidelines and Restrictions, and in Funds that employ volatility management strategies, may be helpful in a declining market when high market volatility triggers a reduction in the Funds' equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Contract Value may decline less than would have been the case had you not been invested in a Fund or Funds that feature volatility management strategies.

          There is no guarantee that the Allocation Guidelines and Restrictions, or Funds with volatility management strategies, can limit volatility in your investment portfolio, and you may lose principal.

          NOTE: You may not allocate any of your Purchase Payments or Contract Value to the Fixed Account. Before you can purchase the Protective Income Manager rider under the RightTime option, you must transfer any Contract Value in the Fixed Account to one or more of the Sub-Accounts consistent with the rider's Allocation Guidelines and Restrictions.

          Allocation by Investment Category.  The following Allocation by Investment Category guidelines specify the minimum and maximum percentages of your Contract Value that must be allocated to each of the three categories of Sub-Accounts listed below in order for you to remain eligible for benefits under the SecurePay 5 rider or the Protective Income Manager rider (unless you are fully invested in a Benefit Allocation Model, as described above). You can select the percentage of Contract Value to allocate to individual Sub-Accounts within each group, but the total investment for all Sub-Accounts in a group must comply with the specified minimum and maximum percentages for that group.

          These Allocation by Investment Category guidelines may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.

          Allocation by Investment Category

Category 1	Category 2	Category 3
Minimum Allocation: 35%	Minimum Allocation: 0%	Minimum Allocation: 0%
Maximum Allocation: 100%	Maximum Allocation: 65%	Maximum Allocation: 30%
Unmonitored	Unmonitored	Unmonitored
Fidelity VIP Investment Grade Bond	Protective Life Dynamic Allocation Series - Moderate	Protective Life Dynamic Allocation Series - Growth
Franklin US Government Securities VIP	Monitored(1)	Monitored(1)
Legg Mason QS Dynamic Multi-Strategy VIT	Fidelity VIP Contrafund	Franklin Small Cap Value VIP
Lord Abbett Bond-Debenture	Fidelity VIP Index 500	Franklin Small-Mid Cap Growth VIP
MFS® Total Return Bond	Franklin Rising Dividends VIP	Goldman Sachs Growth Opportunities
Invesco V.I. U.S. Government Money	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value
Invesco V.I. Global Strategic Income	Lord Abbett Dividend Growth	Goldman Sachs International Equity Insights
Goldman Sachs Global Trends Allocation(2)	Lord Abbett Fundamental Equity	ClearBridge Variable Mid Cap Core
PIMCO Long-Term US Government	MFS® Massachusetts Investors Growth Stock	ClearBridge Variable Small Cap Growth
PIMCO Low Duration	MFS® Investors Trust	Lord Abbett Growth Opportunities
PIMCO Real Return	MFS® Value	Lord Abbett Mid-Cap Stock
PIMCO Short-Term	Franklin Mutual Shares VIP	MFS® New Discovery
PIMCO Total Return	Invesco V.I. Main Street	MFS® Research
PIMCO Global Diversified Allocation(2)	Invesco V.I. Comstock	MFS® Utilities
Protective Life Dynamic Allocation Series- Conservative	Invesco V.I. Growth and Income	PIMCO All Asset
Invesco V.I. Balanced Risk Allocation(2)	Invesco V.I. Equity & Income	MFS® VIT II Emerging Markets Equity
Invesco V.I. Government Securities	MFS® Growth	MFS® VIT II International Intrinsic Value
Templeton Global Bond VIP	Franklin Income VIP	Invesco V.I. Capital Appreciation
	MFS® Total Return	Invesco V.I. Global
Royce Capital Micro-Cap
Royce Capital Small-Cap
Templeton Developing Markets VIP
Templeton Foreign VIP
Templeton Growth VIP
Invesco V.I. Discovery Mid Cap Growth
Invesco V.I. Global Real Estate
Invesco V.I. International Growth
Invesco V.I. Small Cap Equity
Invesco V.I. American Value
Fidelity VIP Mid Cap
Franklin DynaTech VIP

          (1) Under the Allocation Adjustment Program, we monitor the performance of certain Sub-Accounts that are identified in this table. For a description of the procedures we employ in monitoring the Sub-Accounts and the Allocation Adjustment Program, see “The Allocation Adjustment Program (patent pending).”

          (2) The Fund includes a volatility management strategy as part of the Fund's investment objective and/or principal investment strategy. (See "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS, Volatility Management Strategies.")

          The Benefit Allocation Model Portfolios.  Each of the Model Portfolios except the Aggressive Growth model will satisfy our Allocation Guidelines and Restrictions, including the Allocation by Investment Category guidelines (the "Benefit Allocation Model Portfolios"). See "Asset Allocation Model Portfolios."

          In general, the investment strategies employed by the Benefit Allocation Model Portfolios all include allocations that focus on conservative, high quality bond funds, that combine bond funds and growth stock funds, or that emphasize growth stock funds while including a significant weighting of bond funds. Each of these allocation models seeks to provide income and/or capital appreciation while avoiding excessive risk. If you are seeking a more aggressive growth strategy, the Benefit Allocation Model Portfolios are probably not appropriate for you.

          The Benefit Allocation Model Portfolios may include Funds that employ volatility management strategies. For more information on how Funds with volatility management strategies may affect your Contract Value, and how such Funds may benefit us, see "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS" above.

          If you allocate your Purchase Payments and Contract Value in accordance with one of the eligible Benefit Allocation Model Portfolios, we will allocate your Purchase Payments and transfers out of the DCA Accounts, as the case may be, in accordance with the Benefit Allocation Model Portfolio you selected. If you purchase the Protective Income Manager rider under the RightTime® option, we will allocate existing Sub-Account and Fixed Account values to the Benefit Allocation Model Portfolio that you selected. Although you may allocate all or part of your Purchase Payments and Contract Value to a Benefit Allocation Model Portfolio, you may only select one Benefit Allocation Model Portfolio at a time. You may, however, change your Benefit Allocation Model Portfolio selection provided the new portfolio is one specifically permitted for use with the SecurePay 5 rider or the Protective Income Manager rider.

          The Allocation Adjustment Program (patent pending).  If you select the SecurePay 5 rider or the Protective Income Manager rider you must participate in the Allocation Adjustment Program. As with the Allocation by Investment Category guidelines and the Benefit Allocation Model Portfolios, the Allocation Adjustment Program is designed to limit our risk under these riders.

          Under this program, each Sub-Account is designated as either monitored or unmonitored. We will monitor the performance of each monitored Sub-Account of the Allocation by Investment Categories (see "Allocation by Investment Category" above). We will not monitor the Invesco V.I. U.S. Government Money Portfolio Sub-Account, any of the other Sub-Accounts in Category 1 or any of the other unmonitored Sub-Accounts.

          If, on any Monthly Anniversary Date after the first Contract Anniversary, the Accumulation Unit value of a monitored Sub-Account drops below a specified level the Sub-Account will be "restricted" from allocations of Purchase Payments and Contract Value and we will transfer all existing Contract Value in the Sub-Account to the Invesco V.I. U.S. Government Money Portfolio Sub-Account.

          Under the Allocation Adjustment Program, we calculate a 12-month Simple Moving Average ("SMA") for each monitored Sub-Account on each Monthly Anniversary Date. Each Sub-Account's SMA is the average Accumulation Unit value for that Sub-Account based on its Accumulation Unit value on the current Monthly Anniversary Date and each of the last 11 Monthly Anniversary Dates.

          For example, assume a monitored Sub-Account's Accumulation Unit values were $4.19, 3.81, 3.29, 2.98, 3.15, 3.33, 2.94, 3.73, 4.53, 5.35, 5.41, and 5.76 on each of the 12 most recent Monthly Anniversary Dates. Based on these Accumulation Unit values, its SMA on the most recent Monthly Anniversary Dates would be $4.04 (the sum of the 12 most recent Monthly Anniversary Dates' Accumulation Unit values divided by 12).

          If a monitored Sub-Account has not been in existence for 12 months, we will calculate the SMA using the net asset value of the Fund in which the Sub-Account invests, adjusted for Contract charges and expenses, for each month no Accumulation Unit value is available.

          Once we calculate a monitored Sub-Account's SMA on a Monthly Anniversary Date, we then compare that SMA to the Sub-Account's current Accumulation Unit value on that Monthly Anniversary Date. If the monitored Sub-Account's current Accumulation Unit value is equal to or less than the Sub-Account's SMA over the 12 most recent Monthly Anniversary Dates, then we will consider the Sub-Account to be restricted. This means:

            On that Monthly Anniversary Date, we will transfer any Contract Value you have in the restricted Sub-Account to the Invesco V.I. U.S. Government Money Portfolio Sub-Account;
            You may not allocate Purchase Payments or transfer Contract Value into a restricted Sub-Account;
            If we receive instructions from you on or after that Monthly Anniversary Date requesting an allocation or transfer to the restricted Sub-Account, we will allocate or transfer the requested amount to the restricted Sub-Account, and then immediately transfer the amount to the Invesco V.I. U.S. Government Money Portfolio Sub-Account;
            When effecting periodic portfolio rebalancing, we will "re-balance" your Variable Account value according to your most recent allocation instructions, but will include the Invesco V.I. U.S. Government Money Portfolio Sub-Account in place of the restricted Sub-Account; and
            Any automatic transfers from the DCA Account to the restricted Sub-Account will be redirected to the Invesco V.I. U.S. Government Money Portfolio Sub-Account.

          You may transfer your Contract Value in the Invesco V.I. U.S. Government Money Portfolio Sub-Account to any non-restricted or unmonitored Sub-Account, and/or submit new allocation instructions to allocate additional Purchase Payments, rebalance your Contract Value, and apply automatic DCA transfers to any non-restricted or unmonitored Sub-Accounts, provided your new instructions are consistent with the Allocation by Investment Category guidelines.

          We will no longer consider the Sub-Account to be restricted when, on a subsequent Monthly Anniversary Date, the Sub-Account's current Accumulation Unit value is greater than its current 12-month SMA. If that occurs, on that Monthly Anniversary Date we will transfer all of your Contract Value in the Invesco V.I. U.S. Government Money Portfolio Sub-Account attributable to the previously restricted Sub-Account back to the previously restricted Sub-Account based on your current allocation to that Sub-Account. At this time you also may resume allocating Purchase Payments and transferring Contract Value into the previously restricted Sub-Account, and we will resume any automated transactions involving the previously restricted Sub-Account.

          If any Monthly Anniversary Date is not a Valuation Date, we will effect the changes described above as of the next Valuation Date. We will not assess a transfer charge on transfers made pursuant to the Allocation Adjustment Program or count such transfers towards the 12 transfers allowed each Contract Year without charge. We will provide a written confirmation to you of any transfer or other allocation made pursuant to the Allocation Adjustment Program.

          Note: Investing in monitored Sub-Accounts that experience higher volatility, and therefore more volatile Accumulation Unit values, may increase the likelihood of those Sub-Accounts being restricted from investment. Therefore, the Allocation Adjustment Program may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if this program is consistent with your investment objectives.

          You should not view the Allocation Adjustment Program as a "market timing" or other type of investment program designed to enhance your earnings under the Contract. If we transfer Contract Value from one or more monitored Sub-Accounts to the Invesco V.I. U.S. Government Money Portfolio Sub-Account during a market downturn, your Contract Value will not be available to participate in any upside potential if there is a subsequent recovery until the next Monthly Anniversary when the Accumulation Unit Value of the Sub-Account rises above the SMA. Please see Appendix H in this Prospectus for an example of the Allocation Adjustment Program.

          The Allocation Adjustment Program ceases when we receive Due Proof of Death of the Owner at our Administrative Office. This means that we will no longer monitor the performance of each Sub-Account in Categories 2 and 3, and those Sub-Accounts can no longer be "restricted" from allocations of Contract Value based on the 12-month SMA. When Due Proof of Death is received at our Administrative Office, any Contract Value in the Invesco V.I. U.S. Government Money Portfolio Sub-Account attributable to a restricted Sub-Account will remain in that Invesco V.I. U.S. Government Money Portfolio Sub-Account and will not be transferred back to the previously restricted Sub-Account when that Sub-Account is no longer restricted.

          Changes to the Allocation Guidelines and Restrictions.  For purposes of the Allocation by Investment Category guidelines, we determine in our sole discretion whether a Sub-Account is classified as Category 1, Category 2, or Category 3 or whether it is monitored or unmonitored. We will provide you with written notice at least five business days before making any changes in classification of Sub-Accounts. We may change the list of Sub-Accounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, or change the Sub-Accounts that are or are not available to you, at any time, in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider or the Protective Income Manager rider. We will provide you with written notice at least five business days before making any such modifications.

          With respect to the Benefit Allocation Model Portfolios, we determine in our sole discretion whether a Benefit Allocation Model Portfolio will continue to be available with the SecurePay rider or the Protective Income Manager rider. We may offer additional Benefit Allocation Model Portfolios or discontinue existing Benefit Allocation Model Portfolios at any time in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider or the Protective Income Manager rider. We will provide you with written notice at least five business days before any changes to the Benefit Allocation Model Portfolios take effect.

          For purposes of the Allocation Adjustment Program, we will not change how we monitor Sub-Accounts (i.e., by applying a 12-month Simple Moving Average, or SMA) once you purchase a rider, but we may use a different mathematical model for riders we issue in the future. We reserve the right to terminate the Allocation Adjustment Program at any time in our sole discretion by written notice. We will provide you with written notice at least five business days before terminating the Program.

          If you receive notice of a change to the Allocation Guidelines and Restrictions (including changes to your Benefit Allocation Model Portfolio), you are not required to take any action. We will continue to apply Purchase Payments you submit without allocation instructions, and process automatic DCA and portfolio rebalancing transfers, according to your Contract allocation established before the Allocation Guidelines and Restrictions changed. We will only apply the new Allocation Guidelines and Restrictions to additional Purchase Payments submitted with new allocation instructions or to future transfers of Contract Value (not including DCA transfers or transfers made to reallocate your Contract Value under the portfolio rebalancing program) because allocation instructions that accompany a Purchase Payment and instructions to transfer Contract Value change your current Contract allocation. This means you will not be able to make additional Purchase Payments submitted with new allocation instructions or transfers of Contract Value until your current allocation instructions meet the Allocation Guidelines and Restrictions in effect at that time (although you will still be required to participate in the portfolio rebalancing program).

          Portfolio Rebalancing.  You must elect portfolio rebalancing if you select the SecurePay 5 rider or the Protective Income Manager rider. Under this program, we will "re-balance" your Variable Account value based on your allocation instructions in effect at the time of the rebalancing. Whether your Contract Value is invested according to the Allocation by Investment Category guidelines or Benefit Allocation Model Portfolio, we will rebalance your Contract Value to restore it to your most recent allocation instructions. You may specify rebalancing on a quarterly, semi-annual, or annual basis. If you do not specify the period, we will rebalance your Variable Account value semi-annually based on the Rider Issue Date. We will also rebalance your Variable Account value each time your Contract allocation is changed, for example, when we receive a request to transfer Contract Value (not including DCA or portfolio rebalancing transfers) or when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions.

          Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the riders. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

          If you terminate the rebalancing of your Variable Account value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider or Protective Income Manager rider (see below).

          Note: Changes to the Allocation Guidelines and Restrictions, to the frequency of portfolio rebalancing or to the composition of the Model Portfolios, when and if applied to your Contract Value allocations, may negatively affect the overall performance of the Investment Options in the affected Sub-Accounts.

          Prohibited Allocation Instructions.  If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals, in a manner that is not consistent with our Allocation Guidelines and Restrictions (a "Prohibited Allocation instruction"), we will terminate your SecurePay rider or Protective Income Manager rider. For example, if you are following the Allocation by Investment Category guidelines and you instruct us to transfer 40% of your Contract Value to the Fidelity VIP Contrafund Sub-Account, we will consider this to be a Prohibited Allocation Instruction because the maximum allocation you may make to the Sub-Accounts in Category 3 is 30% of your Contract Value.

          For purposes of allocating your Purchase Payments and Contract Value, a Prohibited Allocation Instruction includes:

            allocating a Purchase Payment so that the allocation of your Contract Value following the Purchase Payment is inconsistent with the Allocation Guidelines and Restrictions;
            directing a dollar cost averaging transfer so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;
            transferring any Contract Value so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;
            deducting the proceeds of a withdrawal from an Investment Option so that the allocation of your Contract Value following the withdrawal is inconsistent with the Allocation Guidelines and Restrictions; or
            terminating the rebalancing of your Contract Value.

          If we terminate your SecurePay 5 rider or Protective Income Manager rider due to a Prohibited Allocation Instruction, you may reinstate the rider subject to certain conditions. (See "Reinstating Your SecurePay 5 Rider Within 30 Days of Termination or "Reinstating the Protective Income Manager Rider Within 30 Days of Termination," as applicable.)

          SUSPENSION OR DELAY IN PAYMENTS

          Payments of a withdrawal or surrender of the Variable Account value or death benefit are usually made within seven (7) calendar days. However, we may delay such payment of a withdrawal or surrender of the Variable Account value or death benefit for any period in the following circumstances where permitted by state law:

            when the New York Stock Exchange is closed other than the customary weekend and holiday closures;
            when trading on the New York Stock Exchange is restricted;
            when an emergency exists (as determined by the SEC as a result of which (a) the disposal of securities in the Variable Account is not reasonably practical; or (b) it is not reasonably practical to determine fairly the value of the net assets of the Variable Account);
            when the SEC, by order, so permits for the protection of security holders; or
            your premium check has not cleared your bank.

          If, pursuant to SEC rules, the Invesco V.I. U.S. Government Money Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, withdrawal, surrender, or death benefit from the Invesco V.I. U.S. Government Money Portfolio Sub-Account until the Fund is liquidated. We will also delay execution of the following: (a) transfers and variable income payments from the Variable Account; (b) variable income payments from the Invesco V.I. U.S. Government Money Portfolio Sub-Account; and (c) transfers, fixed income payments, and payment of death benefit from the Guaranteed Account.

          We may delay payment of a withdrawal or surrender from the Guaranteed Account for up to six months where permitted.

          SUSPENSION OF CONTRACTS

          If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide additional information about you and your account to government regulators or law enforcement authorities. In addition, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator or law enforcement authorities.

          CHARGES AND DEDUCTIONS

          Surrender Charge (Contingent Deferred Sales Charge) (not applicable to C Series)

          General

          We do not deduct a surrender charge for C Series Contracts.

          We do not deduct any charge for sales expenses from Purchase Payments at the time you make them. However, within certain time limits described below, we deduct a surrender charge (contingent deferred sales charge) from the Contract Value of L Series and B Series Contracts when you make a surrender or withdrawal before the Annuity Date or when you fully or partially surrender your Contract for a commuted value while variable income payments under Annuity Option A (payments for a certain period) are being made. (See "Annuitization, Annuity Date."). "Commuted value" is the present value of the future variable income payments made over the selected certain period, discounted back at an Assumed Investment Return. Refer to Appendix C for an explanation of the commuted value calculation. We do not apply the surrender charge to the payment of a death benefit or when we apply your Annuity Value to an Annuity Option.

          The surrender charge reimburses us for expenses related to sales and distribution of the Contract, including commissions, marketing materials, and other promotional expenses. In the event surrender charges are not sufficient to cover sales expenses, we will bear the loss; conversely, if the amount of such charges provides more than enough to cover such expenses, we will retain the excess. Protective Life does not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. Any shortfall will be made up from Protective Life's general assets, which may include amounts derived from the mortality and expense risk charge.

          If you elect the SecurePay 5 rider, we impose a surrender charge on Excess Withdrawals but not on SecurePay Withdrawals. If you elect the Protective Income Manager rider, we impose a surrender charge on Excess Withdrawals but not on Protective Income Manager Withdrawals. (See "PROTECTED LIFETIME INCOME BENEFITS.")

          Free Withdrawal Amount

          Each Contract Year you may withdraw a specified amount, called the "free withdrawal amount", from your Contract without incurring a surrender charge. During the first Contract Year the free withdrawal amount is equal to 10% of your initial Purchase Payment. In any subsequent Contract Year the free withdrawal amount is equal to the greatest of: (1) the earnings in your Contract as of the prior Contract Anniversary; (2) 10% of your cumulative Purchase Payments as of the prior Contract Anniversary; or (3) 10% of the Contract Value as of the prior Contract Anniversary. For the purpose of determining the free withdrawal amount, earnings equal the Contract Value minus the Purchase Payments not previously assessed with a surrender charge, both measured as of the Contract Anniversary for which values are being determined. Withdrawals in excess of the free withdrawal amount in any Contract Year may be subject to surrender charges. Withdrawals, including withdrawals of the free withdrawal amount, may be subject to income taxation and may be subject to a 10% federal penalty tax if taken before the Owner reaches age 59-1/2. (See "TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.")

          If you elect the SecurePay 5 rider, we count SecurePay Withdrawals and Excess Withdrawals when determining the free withdrawal amount. If you elect the Protective Income Manager rider, we count Protective Income Manager Withdrawals and Excess Withdrawals when determining the free withdrawal amount. (See "PROTECTED LIFETIME INCOME BENEFITS.")

          Determining the Surrender Charge

          We calculate the surrender charge in the following manner:

            We deduct any available free withdrawal amount from the requested withdrawal amount;
            We allocate any withdrawal amount in excess of any free withdrawal amount to Purchase Payments (or portions of Purchase Payments) not previously assessed a surrender charge on a "first-in, first-out" (FIFO) basis; and
            If there is still a portion of the withdrawal amount that has not been allocated (which may occur if the amount withdrawn exceeds the free withdrawal amount plus Purchase Payments not previously assessed a surrender charge, for example, if there has been gain in the Contract Value since the previous Contract Anniversary), then we will allocate this remaining amount pro-rata to such Purchase Payments.

          The surrender charge is the total of each of these allocated amounts multiplied by its applicable surrender charge percentage, as shown below. If, at the time of withdrawal, all Purchase Payments have already been withdrawn from the Contract, then we will apply the surrender charge percentage associated with the most recent Purchase Payment we accepted to the amount withdrawn (in excess of any free withdrawal amount).

Number of Full Years Elapsed Between the Date Purchase Payment was Accepted and the Date of Surrender	L Series	B Series
0	7.0%	7.0%
1	7.0%	6.0%
2	6.0%	6.0%
3	6.0%	5.0%
4	0%	4.0%
5	0%	3.0%
6	0%	2.0%
7+	0%	0%

          Refer to Appendix B for an example of how the surrender charge is calculated.

          We will monitor the amount of the surrender charge we assess such that the amount of any surrender charge we impose, when added to any surrender charge previously paid on the Contract, will not exceed nine percent (9%) of aggregate Purchase Payments made to date for your Contract.

          Deduction of the Surrender Charge on Withdrawals

          We will deduct the surrender charge associated with a withdrawal either from the amount withdrawn (a "gross" withdrawal) or from your remaining Contract Value (a "net" withdrawal), based on your instructions.

            In a "gross" withdrawal, you request a specific withdrawal amount, and we reduce that amount by the amount of the surrender charge. Therefore, you will receive less than the dollar amount of the withdrawal you requested.
            In a "net" withdrawal, you request a specific withdrawal amount, and we deduct the surrender charge from your remaining Contract Value by withdrawing the charge from the Investment Options in which you invest in the same proportion as the withdrawal upon which the charge is assessed. Therefore, we will deduct a larger amount from your Contract Value than the withdrawal amount you specified.

          If you choose to have us withhold for taxes, we will reduce the amount we pay you by the amount we withhold.

          If you do not indicate whether you would like a "gross" or a "net" withdrawal when you submit your withdrawal request, then we will process your withdrawal request as a gross withdrawal.

          Waiver of Surrender Charges

          We will waive any applicable surrender charge if, at any time after the first Contract Year:

            you are first diagnosed as having a terminal illness by a physician who is not related to you or the Annuitant; or, you enter, for a period of at least ninety (90) days, a facility which is both licensed by the state or operated pursuant to state law; and
              qualified as a skilled nursing home facility under Medicare or Medicaid.

          The term "terminal illness" means that you are diagnosed as having a non-correctable medical condition that, with a reasonable degree of medical certainty, will result in your death in 12 months or less. A "physician" is a medical doctor licensed by a state's Board of Medical Examiners, or similar authority in the United States, acting within the scope of his or her license. You must submit written proof satisfactory to us of a terminal illness or nursing home confinement. We reserve the right to require an examination by a physician of our choice at our expense in order to confirm the diagnosis.

          Once we have granted the waiver of surrender charges under the provision described above, no surrender charges will apply to the Contract in the future and we will accept no additional Purchase Payments. If any Owner is not an individual, the waiver of surrender charge provision described above will apply to the Annuitant. For a period of one year after any change of ownership involving a natural person, we will not waive the surrender charges under the provision described above. If the surrender charge is waived, payments will still be treated as withdrawals for tax purposes. (See "FEDERAL TAX MATTERS.")

          We will not apply a surrender charge if you fully surrender your Contract when the Contract Value is 25% or less of the value of the death benefit.

          We may decrease or waive surrender charges on Contracts issued to a trustee, employer or similar entity pursuant to a retirement plan or when sales are made in a similar arrangement where offering the Contracts to a group of individuals under such a program results in savings of sales expenses, or where the sponsor of a Qualified Plan determines to surrender a Qualified Contract as a result of a modification to the Investment Options available under the Contract. We will determine the entitlement to such a reduction in surrender charge.

          We may also waive surrender charges on withdrawals taken as a minimum distribution required under federal or state tax laws on amounts attributable to Protective Life annuity contracts. (See "QUALIFIED RETIREMENT PLANS.") During any Contract Year, the total amount of such withdrawals will reduce the free withdrawal amount available on any subsequent withdrawal.

          We also may waive surrender charges (1) for Contracts issued in connection with fee-only arrangements between the purchaser and the registered representative of the selling broker-dealer, (2) for Contracts issued to employees and registered representatives of any member of the selling group, or to officers, directors, trustees or bona-fide full time employees of Protective Life or the investment advisors of any of the Funds or their affiliated companies (based upon the Owner's status at the time the Contract is purchased), and (3) in order to facilitate exceptions to our normally issued product guidelines. In all cases, no marketing expenses or sales commissions are associated with such Contracts. In either case, no marketing expenses or sales commissions are associated with such Contracts.

          Mortality and Expense Risk Charge

          To compensate Protective Life for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge. We deduct the mortality and expense risk charge only from the Variable Account. The charge is equal, on an annual basis, to a percentage of the average daily net assets of the Variable Account attributable to your Contract, as set forth below:

Class	Mortality and Expense Risk Charge
L Series	1.50%
B Series	1.20%
C Series	1.60%

          The mortality risk Protective Life assumes is that Annuitant(s) may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The expense risk that Protective Life assumes is the risk that the administration charge, contract maintenance fee and transfer fees may be insufficient to cover actual future expenses. We expect to make a reasonable profit with respect to the Contracts. We may make a profit or incur a loss from the mortality and expense risk charge. Any profit, including profit from the mortality and expense risk charge, may be used to finance distribution and other expenses.

          Administration Charge

          We will deduct an administration charge equal, on an annual basis, to 0.15% for the L Series and C Series and 0.10% for the B Series of the daily net asset value of the Variable Account attributable to your Contract. We make this deduction to reimburse Protective Life for expenses incurred in the administration of the Contract and the Variable Account. We deduct the administration charge only from the Variable Account value.

          Death Benefit Fee

          If you select the Maximum Anniversary Value Death Benefit we assess a death benefit fee to compensate us for the cost of providing this death benefit. (There is no fee for the Return of Purchase Payments Death Benefit.) We calculate the death benefit fee as of each Monthly Anniversary Date on which the fee is assessed, and we deduct it from your Contract Value on the next Valuation Date. We will deduct the death benefit fee pro-rata from the Investment Options (e.g., in the same proportion that each Investment Option has to Contract Value). The deduction of the death benefit fee will reduce your Contract Value, but it will not otherwise reduce the value of your death benefit. We deduct this fee whether or not the value of the death benefit is greater than the Contract Value on the Contract Anniversary the fee is deducted. It is possible that a death benefit fee (or some portion thereof) could be treated for federal tax purposes as a withdrawal from the Contract. (See "FEDERAL TAX MATTERS.") We do not assess the death benefit fee after the Annuity Date.

          The fee is equal, on an annualized basis, to 0.20% of your annualized death benefit value measured on each Monthly Anniversary Date. The value of your Maximum Anniversary Value Death Benefit on any Monthly Anniversary Date is the greatest of (1) your Contract Value, (2) your adjusted aggregate Purchase Payments, or (3) your greatest anniversary value attained as of that day. (See "DEATH BENEFIT, Maximum Anniversary Value Death Benefit" for a more complete description.) For example, if on a Monthly Anniversary Date your Contract Value equals $125,000, your adjusted aggregate Purchase Payments equal $100,000, and your greatest anniversary value attained equals $120,000, the fee we deduct on that day will be based on your Contract Value of $125,000. Alternatively, if your Contract Value equals only $115,000, your adjusted aggregate Purchase Payments equal $100,000, and your greatest anniversary value attained equals $120,000, the fee we deduct on that day will be based on your greatest anniversary value attained of $120,000.

          SecurePay Fee

          We deduct a fee for the SecurePay 5 rider that compensates us for the costs and risks we assume in providing this benefit. This SecurePay Fee is a percentage of the Benefit Base. We deduct this fee from your Contract Value on the Valuation Date that occurs after each Valuation Period containing a Monthly Anniversary Date. The SecurePay Fee is deducted from the Sub-Accounts of the Variable Account only; it is not deducted from the assets in the DCA Account. The monthly fee is deducted from the Sub-Accounts in the same proportion that the value of the Sub-Account bears to the total Contract Value in the Variable Account on that date. Accordingly, you must have transferred some assets from your DCA Account to Sub-Accounts in accordance with our Allocation Guidelines and Restrictions before the fee is charged.

          The SecurePay Fee is currently 1.20% of the Benefit Base. We may increase the SecurePay Fee. However, we will not increase the SecurePay Fee above a maximum of 2.00% of the Benefit Base.

          If we increase the SecurePay Fee, we will give you at least 30 days' written notice prior to the increase. You may elect not to pay the increase in your SecurePay Fee. If you elect not to pay the increased SecurePay Fee, your SecurePay rider will not terminate, but your Benefit Base will be capped at its then current value (i.e., your SecurePay Anniversary Value will be reset to $0) and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. We also will no longer calculate the SecurePay Roll-up Value when determining your Benefit Base if you elect not to pay the increase in your SecurePay Fee. You will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional SecurePay Roll-up Values. See "We reserve the right to increase the SecurePay fee if, in our sole discretion, the increase is necessary or appropriate to cover the costs Protective Life incurs to mitigate the risks associated with offering the rider. If we increase the SecurePay Fee, we will give you at least 30 days' written notice prior to the increase which notice will identify the date the increase in the SecurePay Fee will take place and provide instructions on how to accept or decline the increase. You may elect not to pay the increase in your SecurePay Fee. If you elect not to pay the increased SecurePay Fee, your SecurePay rider will not terminate, but your Benefit Base will be capped at its then current value and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. We also will no longer calculate the SecurePay Roll-up Value when determining your Benefit Base if you elect not to pay the increase in your SecurePay Fee. You will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional SecurePay Roll-up Values. See "THE SECUREPAY 5 RIDER."

          SecurePay Medical Evaluation Fee.  Under the SecurePay 5 rider, we will assess a charge for evaluating your request for an increased Annual Withdrawal Amount ("AWA") if we determine that you qualify for an increased AWA and you elect to begin taking your SecurePay Withdrawals at the increased AWA. However, if you request an increase in AWA under the SecurePay ME feature more than twice, we will deduct the charge from your current Contract Value whether or not we determine that you qualify for an increased AWA and whether or not you begin taking your SecurePay Withdrawals at the increased AWA. The current fee is $150 for Single Coverage and $300 for Joint Coverage if the AWA is increased. Although we may increase this charge, it will not be more than $300 per Covered Person. We will deduct the charge from your current Contract Value when you submit your Benefit Election Form. It is possible that this fee (or some portion thereof) could be treated for federal tax purposes as a withdrawal from the Contract. (See "FEDERAL TAX MATTERS.")

          If we increase the SecurePay Fee, we will give you at least 30 days' written notice prior to the increase. You may elect not to pay the increase in your SecurePay Fee. If you elect not to pay the increased SecurePay Fee, your SecurePay rider will not terminate, but your Benefit Base will be capped at its then current value (i.e., your SecurePay Anniversary Value will be reset to $0) and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. We also will no longer calculate the SecurePay Roll-up Value when determining your Benefit Base if you elect not to pay the increase in your SecurePay Fee. You will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional SecurePay Roll-up Values. We reserve the right to increase the SecurePay fee if, in our sole discretion, the increase is necessary or appropriate to cover the costs Protective Life incurs to mitigate the risks associated with offering the rider. If we increase the SecurePay Fee, we will give you at least 30 days' written notice prior to the increase which notice will identify the date the increase in the SecurePay Fee will take place and provide instructions on how to accept or decline the increase. You may elect not to pay the increase in your SecurePay Fee. If you elect not to pay the increased SecurePay Fee, your SecurePay rider will not terminate, but your Benefit Base will be capped at its then current value and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. We also will no longer calculate the SecurePay Roll-up Value when determining your Benefit Base if you elect not to pay the increase in your SecurePay Fee. You will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional SecurePay Roll-up Values. See "THE SECUREPAY 5 RIDER."

          Protective Income Manager Fee

          We deduct a monthly fee for the Protective Income Manager rider that compensates us for the costs and risks we assume in providing this benefit. The fee is a percentage of the greatest of:

            the Contract Value on each Monthly Anniversary Date;
            the Contract Value on the later of the Rider Issue Date or the most recent Reset Date; or
            if the rider is purchased on the Contract Issue Date, the sum of all Purchase Payments received (including your initial Purchase Payment), less any Excess Withdrawals made, during the 120-day period following the Contract Issue Date. (During the 120-day period fees are based upon your initial Purchase Payment.)

          The percentage is currently 1.20% (on an annual basis) if you purchase the rider when you purchase the Contract and 1.30% (on an annual basis) if you purchase the rider under our RightTime option.

          We calculate the monthly Protective Income Manager fee on each Monthly Anniversary Date following the Rider Issue Date, and continue to calculate the fee monthly through the Annuity Date. We deduct the fee on the following Valuation Date from the Sub-Accounts of the Variable Account only. The fee is not deducted from the assets in the DCA Account. The monthly fee is deducted from the Sub-Accounts in the same proportion that the value of each Sub-Account bears to the total Contract Value in the Variable Account on that date. Accordingly, you must have transferred some assets from your DCA Account to one or more Sub-Accounts in accordance with our Allocation Guidelines and Restrictions before the fee is charged. We treat the deduction of the monthly fee as a withdrawal, but we will not reduce any free surrender amount available under the Contract, and we will not treat the deduction as an Excess Withdrawal under the rider.

          We reserve the right to increase the Protective Income Manager fee if, in our sole discretion, the increase is necessary or appropriate to cover the costs Protective Life incurs to mitigate the risks associated with offering the rider. The fee will never exceed 2.00% on an annual basis (2.20% under RightTime). If we increase the Protective Income Manager fee, we will give you at least 30 days' written notice prior to the increase. You may elect not to pay the increase in your Protective Income Manager fee. We must receive your Written Notice declining the increase before the end of the Valuation Period during which the new Protective Income Manager fee becomes effective. If you elect not to pay the increased Protective Income Manager fee, then we will "lock in" your most recent Protective Income Manager Payment Factor and will use this factor when we calculate your Optimal Withdrawal Amount on all future Contract Anniversaries. Your Protective Income Manager Payment Factor will never change, even if there is a Reset following the date you elect not to pay the fee increase. This could ultimately mean a significant reduction in your future Optimal Withdrawal Amount because the Protective Income Manager Payment Factors are designed to increase each year. You should carefully consider whether or not it is in your best interest to decline an increase in the Protective Income Manager fee. See "PROTECTIVE INCOME MANAGER WITH RIGHTTIME OPTION ."

          Transfer Fee

          Currently, there is no charge for transfers. Protective Life reserves the right, however, to charge $25 for each transfer after the first 12 transfers in any Contract Year if Protective Life determines, in its sole discretion, that the number of transfers or the cost of processing such transfers is excessive. We will give written notice thirty (30) days before we impose a transfer fee or limit the number of transfers. For the purpose of assessing the fee, we would consider each request to be one transfer, regardless of the number of Investment Options affected by the transfer in one day. We would deduct the fee from the amount being transferred.

          Contract Maintenance Fee

          Prior to the Annuity Date, we deduct a contract maintenance fee of $35 from the Contract Value on each Contract Anniversary, and on any day that you surrender the Contract other than the Contract Anniversary. We will deduct the contract maintenance fee from the Investment Options in the same proportion as their values are to the Contract Value. We will waive the contract maintenance fee in the event the Contract Value or the aggregate Purchase Payments reduced by surrenders and associated surrender charges (if applicable) equals or exceeds $100,000 on the date we are to deduct the contract maintenance fee.

          Fund Expenses

          The net assets of each Sub-Account of the Variable Account will reflect the investment management fees and other operating expenses the Funds incur. For each Fund, an investment manager receives a daily fee for its services. Some Funds also deduct 12b-1 fees from Fund assets. Over time these fees, which are paid out of a Fund's assets on an ongoing basis, will increase the cost of an investment in Fund shares. (See the prospectuses for the Funds for information about the Funds.)

          Premium Taxes

          Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a withdrawal or surrender, death or annuitization.

          Other Taxes

          Currently, no charge will be made against the Variable Account for federal, state or local taxes other than premium taxes. We reserve the right, however, to deduct a charge for taxes attributable to the operation of the Variable Account.

          Other Information

            We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of Protective Life. We pay commissions and other compensation to the broker-dealers for selling the Contracts. You do not directly pay the commissions and other compensation, we do. We intend to recover commissions and other compensation, marketing, administrative and other expenses and costs of Contract benefits through the fees and charges imposed under the Contracts. (See "DISTRIBUTION OF THE CONTRACTS" for more information about payments we make to the broker-dealers.)

          ANNUITY PAYMENTS

          Annuity Date

          On the Issue Date, the Annuity Date is the oldest Owner's or Annuitant's 95th birthday. You may elect a different Annuity Date, provided that it is no later than the oldest Owner's or Annuitant's 95th birthday (the "Maximum Annuity Date"). You may not choose an Annuity Date that is less than 3 years after the most recent Purchase Payment. Distributions from Qualified Contracts may be required before the Annuity Date. We will terminate the SecurePay 5 rider or the Protective Income Manager rider if in effect on the Annuity Date. (See "PROTECTED LIFETIME INCOME BENEFITS.")

          Changing the Annuity Date

          The Owner may change the Annuity Date by Written Notice. The new Annuity Date must be at least 30 days after the date we receive Written Notice and no later than the oldest Owner's or Annuitant's 95th birthday. You may not choose a new Annuity Date that is less than 3 years after the most recent Purchase Payment. You also must elect as your Annuity Option either payments for the life of the Annuitant with no certain period or for a certain period of no less than 10 years.

          Annuity Value

          The Annuity Value is the amount we will apply to the Annuity Option you have selected. Generally the Annuity Value is your Contract Value on the Annuity Date, less any applicable fees, charges and premium tax on that date. In the circumstances described below, however, we may use an Annuity Value that is higher than the Contract Value.

          PayStream Plus Annuitization Benefit

          (not available in New Hampshire or Utah)

          If your Annuity Date is on or after your 10th Contract Anniversary and you select Annuity Option B (life income with or without a certain period) with a certain period of at least 10 years, your Annuity Value will be your Contract Value on the Annuity Date plus 2% of the Contract Value on that date, less any applicable fees, charges and premium tax.

          Annuity Income Payments

          On the Annuity Date, we will apply your Annuity Value to the Annuity Option you have selected to determine your annuity income payment. You may elect to receive a fixed income payment, a variable income payment, or a combination of both using the same Annuity Option and certain period. You have the option of choosing to receive annuity income payments monthly, quarterly, semi-annually, or annually.

          Fixed Income Payments

          Fixed income payments are periodic payments from Protective Life to the designated Payee, the amount of which is fixed and guaranteed by Protective Life. Fixed income payments are not in any way dependent upon the investment experience of the Variable Account. Once fixed income payments have begun, they may not be surrendered.

          Variable Income Payments

          Variable income payments are periodic payments from Protective Life to the designated Payee, the amount of which varies from one payment to the next as a reflection of the net investment experience of the Sub-Account(s) you select to support the payments. You may fully or partially surrender variable income payments for a commuted value if those payments are being made under Annuity Option A (payments for a certain period). "Commuted value" is the present value of the future variable income payments made over the selected certain period, discounted back at an Assumed Investment Return. Refer to Appendix C for an explanation of the commuted value calculation. You may not surrender variable income payments if those payments are being made under Annuity Option B (life income with or without a certain period).

          A surrender charge will apply (for the B Series and L Series) if you fully or partially surrender variable income payments within 7 years (B Series) or 4 years (L Series) after our receipt of any Purchase Payment. In this case, the surrender charge will be determined as described in the "Charges and Deductions, Surrender Charge" section of this Prospectus, but without regard to any free withdrawal amount that may have otherwise been available.

          Annuity Units

          On the Annuity Date, we will apply the Annuity Value you have allocated to variable income payments (less applicable charges and premium taxes) to the variable Annuity Option you have selected. Using an interest assumption of 5%, we will determine the dollar amount that would equal a variable income payment if a payment were made on that date. (No payment is actually made on that date.) We will then allocate that dollar amount among the Sub-Accounts you selected to support your variable income payments, and we will determine the number of Annuity Units in each of those Sub-Accounts that is credited to your Contract. We will make this determination based on the Annuity Unit values established at the close of regular trading on the New York Stock Exchange on the Annuity Date. If the Annuity Date is a day on which the New York Stock Exchange is closed, we will determine the number of Annuity Units on the next day the New York Stock Exchange is open. The number of Annuity Units attributable to each Sub-Account under a Contract generally remains constant unless there is an exchange of Annuity Units between Sub-Accounts.

          Determining the Amount of Variable Income Payments

          We will determine the amount of your variable income payment no earlier than five Valuation Dates before the date on which a payment is due, using values established at the close of regular trading on the New York Stock Exchange that day.

          We determine the dollar amount of each variable income payment attributable to each Sub-Account by multiplying the number of Annuity Units of that Sub-Account credited to your Contract by the Annuity Unit value (described below) for that Sub-Account on the Valuation Period during which the payment is determined. The dollar value of each variable income payment is the sum of the variable income payments attributable to each Sub-Account.

          The Annuity Unit value of each Sub-Account for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

            is the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated;
            is the Annuity Unit value for the preceding Valuation Period; and
            is a daily Assumed Investment Return (AIR) factor adjusted for the number of days in the Valuation Period.

          The AIR is equal to 5%.

          If the net investment return of the Sub-Account for a variable income payment period is equal to the AIR during that period, the variable income payment attributable to that Sub-Account for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the AIR for that period, the payment for that period will be greater than the payment for the prior period; to the extent that such net investment return falls short of the AIR for that period, the payment for that period will be less than the payment for the prior period.

          Refer to Appendix C for an explanation of the variable income payment calculation.

          Exchange of Annuity Units

          After the Annuity Date, you may exchange the dollar amount of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the exchange, the dollar amount of a variable income payment generated from the Annuity Units of either Sub-Account would be the same. We allow only one exchange between Sub-Accounts in any calendar month, and allow no exchanges between the Guaranteed Account and the Variable Account.

          Annuity Options

          You may select an Annuity Option, or change your selection by Written Notice that Protective Life receives no later than 30 days before the Annuity Date. You may not change your selection of an Annuity Option less than 30 days before the Annuity Date. We will send you a notice in advance of your Annuity Date which asks you to select your Annuity Option. Your choice of Annuity Option may be limited, depending on your use of the Contract. If you have not selected an Annuity Option within 30 days of the Annuity Date, we will apply your Annuity Value to Option B — Life Income with Payments for a 10 Year Certain Period, with the Variable Account value used to purchase variable income payments and the Guaranteed Account value used to purchase fixed income payments.

          Generally, you may select from among the Annuity Options described below. However, certain Annuity Options and/or certain period durations may not be available, depending on the age of the Annuitant and whether your Contract is a Qualified Contract that is subject to limitations under the Required Minimum Distribution rules of Section 401(a)(9) of the Code. In addition, once annuity payments start under an Annuity Option, it may be necessary to modify those payments following the Annuitant's death in order to comply with the Required Minimum Distribution rules, if your Annuity is a Qualified Contract. For a discussion of the post-death distribution requirements for Qualified Contracts, see "QUALIFIED RETIREMENT PLANS, Required Minimum Distributions Upon Your Death."

          Option A — Payments For a Certain Period:

          We will make payments for the period you select. No certain period may be longer than 30 years. Payments under this Annuity Option do not depend on the life of an Annuitant.

          Option B — Life Income With Or Without A Certain Period:

          Payments are based on the life of the named Annuitant(s). If you elect to include a certain period, we will make payments for the lifetime of the Annuitant(s), with payments guaranteed for the certain period you select. No certain period may be longer than 30 years. Payments stop at the end of the selected certain period or when the Annuitant(s) dies, whichever is later. We reserve the right to demand proof that the Annuitant(s) is living prior to making any payment under Option B. If no certain period is selected, no payments will be made after the death of the Annuitant(s), no matter how few or how many payments have been made. This means the Payee will receive no annuity payments if the Annuitant(s) dies before the first scheduled payment, will receive only one payment if death occurs before the second scheduled payment, and so on.

          Additional Option:

          You may use the Annuity Value to purchase any annuity contract that we offer on the date you elect this option.

          When selecting an Annuity Option, you should bear in mind that the amount of each payment for a certain period compared to the amount of each payment for life (either with or without a certain period) depends on the length of the certain period chosen and the life expectancy of the Annuitant(s). The longer the life expectancy, the lower the payments. Generally, the shorter the certain period chosen, the higher the payments. In addition, more frequent payments will generally result in lower payment amounts, and conversely, less frequent payments will result in higher payment amounts. You also should consider that, assuming Annuitants with the same life expectancy, choosing Option B — Life Income Without a Certain Period will result in larger annuity payments than Option B — Life Income with a Certain Period (although the Payee will receive more payments under Option B — Life Income with a Certain Period if the Annuitant dies before the end of the certain period). You should consult your sales representative to discuss which Annuity Option would be most appropriate for your circumstances.

          At this time Protective does not allow a "partial annuitization," i.e., we do not allow you to apply a portion of your Contract Value to an annuity option while maintaining the remaining Contract Value available for withdrawals or a surrender. However, in the future we may allow a partial annuitization subject to our then applicable rules and procedures.

          Minimum Amounts

          If your Annuity Value is less than $2,000 on the Annuity Date, we reserve the right to pay the Annuity Value in one lump sum if, in our sole discretion we determine that a single payment is necessary to avoid excessive administration costs. If at any time your annuity income payments are less than the minimum payment amount according to the Company's rules then in effect, we reserve the right to change the frequency to an interval that will result in a payment at least equal to the minimum.

          Death of Annuitant or Owner After Annuity Date

          In the event of the death of any Owner on or after the Annuity Date, the Beneficiary will become the new Owner. If any Owner or Annuitant dies on or after the Annuity Date and before all benefits under the Annuity Option you selected have been paid, we generally will pay any remaining portion of such benefits at least as rapidly as under the Annuity Option in effect when the Owner or Annuitant died. However, in the case of a Qualified Contract, the Required Minimum Distribution rules of Code Section 401(a)(9) may require any remaining portion of such benefits to be paid more rapidly than originally scheduled. In that regard, it is important to understand that in the case of a Qualified Contract, once annuity payments start under an Annuity Option it may be necessary to modify those payments following the Annuitant's death in order to comply with the Required Minimum Distribution rules. See "QUALIFIED RETIREMENT PLANS, Required Minimum Distributions Upon Your Death." After the death of the Annuitant, any remaining payments shall be payable to the Beneficiary unless you specified otherwise before the Annuitant's death.

          YIELDS AND TOTAL RETURNS

          From time to time, Protective Life may advertise or include in sales literature yields, effective yields, and total returns for the Sub-Accounts. These figures are based on historic results and do not indicate or project future performance.

          Yields, effective yields, and total returns for the Sub-Accounts are based on the investment performance of the corresponding Funds. The Funds' performance also reflects the Funds' expenses, including any 12b-1 fees. Certain of the expenses of each Fund may be reimbursed by the investment manager. See the prospectuses for the Funds.

          Yields

          The yield of the Invesco V.I. U.S. Government Money Portfolio Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The SEC Standardized yield is calculated by assuming that the income generated for that seven-day period is generated each seven day period over a 52 week period and is shown as a percentage of the investment. The SEC Standardized effective yield is calculated similarly but when annualized the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

          The yield of a Sub-Account (except the Invesco V.I. U.S Government Money Portfolio Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.

          Information regarding the current yield of the Invesco V.I. U.S. Government Money Portfolio Sub-Account as well as the performance of the other Sub-Accounts can be found at https://apps.myprotective.com/vavulperformance/Views/default.aspx. Both SEC standardized and non-SEC standardized data are available.

          Total Returns

          The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are based on an average return over various periods of time.

          Certain Funds have been in existence prior to the investment by the Sub-Accounts in such Funds. Protective Life may advertise and include in sales literature the performance of the Sub-Accounts that invest in these Funds for these prior periods. The performance information of any period prior to the investments by the Sub-Accounts is calculated as if the Sub-Accounts had invested in those Funds during those periods, using current charges and expenses associated with the Contract.

          Standardized Average Annual Total Returns

          The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which the quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This SEC standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied under the Contract and any surrender charges that would apply if you terminated the Contract at the end of each indicated period, but excluding any deductions for premium taxes.

          When a Sub-Account has been in operation prior to the commencement of the offering of the Contract described in this Prospectus, Protective Life may advertise and include in sales literature the performance of the Sub-Accounts for these prior periods. The Sub-Account performance information of any period prior to the commencement of the offering of the Contract is calculated as if the Contract had been offered during those periods, using current charges and expenses.

          Until a Sub-Account (other than the Invesco V.I. U.S. Government Money Portfolio Sub-Account) has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date that Sub-Account began operations. When a Sub-Account (other than the Invesco V.I. U.S. Government Money Portfolio Sub-Account) has been in operation for one, five and ten years, respectively, the standard version average annual total return for these periods will be provided.

          Non-Standard Average Annual Total Returns

          In addition to the standard version of average annual total return described above, total return performance information computed on non-standard bases may be used in advertisements or sales literature. Non-standard average annual total return information may be presented, computed on the same basis as the standard version except deductions may not include the surrender charges or the contract maintenance fee. In addition, Protective Life may from time to time disclose average annual total return in other non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

          Protective Life may, from time to time, also disclose yield, standard average annual total returns, and non-standard total returns for the Funds.

          Non-standard performance data will only be disclosed if the standard performance data for the periods described in "Standardized Average Annual Total Returns," above, is also disclosed.

          Performance Comparisons

          Protective Life may, from time to time, advertise or include in sales literature Sub-Account performance relative to certain performance rankings and indices compiled by independent organizations. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), the Variable Annuity Research Data Service ("VARDS"), and Morningstar Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

          Lipper and Morningstar rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

          Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

          Other Matters

          Protective Life may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts.

          All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Fund's investment experience is positive.

          FEDERAL TAX MATTERS

          Introduction

          The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

          This discussion does not address Federal estate, gift, or generation skipping transfer taxes, or any state or local tax consequences associated with the purchase of the Contract. In addition, Protective Life makes no guarantee regarding any tax treatment — federal, state or local — of any Contract or of any transaction involving a Contract.

          Temporary Rules under CARES Act

          On March 27, 2020, Congress passed and the President signed into law the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). Among other provisions, the CARES Act includes temporary relief from certain tax rules applicable to IRAs and qualified plans. This relief generally only applied during 2020. These changes are discussed below under “Qualified Retirement Plans.” The CARES Act does not change the tax rules applicable to nonqualified contracts.

          The Company's Tax Status

          Protective Life is taxed as a life insurance company under the Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Protective Life does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Variable Account, and therefore does not intend to make provision for any such taxes. If Protective Life is taxed on investment income or capital gains of the Variable Account, then Protective Life may impose a charge against the Variable Account in order to make provision for such taxes.

          TAXATION OF ANNUITIES IN GENERAL

          Tax Deferral During Accumulation Period

          Under existing provisions of the Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if:

            the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;
            the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and
            the Owner is an individual (or an individual is treated as the Owner for tax purposes).

          Diversification Requirements

          The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Contract Value over the premiums paid for the Contract. Protective Life expects that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.

          Ownership Treatment

          In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be currently includable in the contract owners' gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

          The ownership rights under the Contract are similar to, but differ in certain respects from, the ownership rights described in certain IRS rulings where it was determined that contract owners were not owners of the assets of a segregated asset account (and thus not currently taxable on the income and gains). For example, the Owner of this Contract has the choice of more Investment Options to which to allocate Purchase Payments and Variable Account values than were addressed in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in any further regulations or rulings which the Treasury Department or IRS may issue. Protective Life therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

          Nonnatural Owner

          As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. Thus, if a group Contract is held by a trust or other entity as an agent for certificate owners who are individuals, those individuals should be treated as owning an annuity for federal income tax purposes. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

          In addition, exceptions to the general rule for nonnatural Owners will apply with respect to:

            Contracts acquired by an estate of a decedent by reason of the death of the decedent;
            Certain Qualified Contracts;
            Contracts purchased by employers upon the termination of certain Qualified Plans;
            Certain Contracts used in connection with structured settlement agreements; and
            Contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

          Delayed Annuity Dates

          If the Contract's Annuity Date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (e.g., past age 95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includable in the Owner's income.

          The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

          Taxation of Withdrawals and Surrenders

          In the case of a withdrawal, amounts you receive are generally includable in income to the extent your Contract Value before the surrender exceeds your "investment in the contract" (defined below). All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. Amounts received under an automatic withdrawal plan are treated for tax purposes as withdrawals, not annuity payments. In the case of a surrender, amounts received are includable in income to the extent they exceed the "investment in the contract." For these purposes, the "investment in the contract" at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not includable in income.

          Under the Waiver of Surrender Charges provision of the Contract, amounts we distribute may not be subject to surrender charges if you have a terminal illness or enter, for a period of at least 90 days, certain nursing home facilities. However, such distributions will still be treated as withdrawals for federal income tax purposes.

          Withdrawals and surrenders may be subject to a 10% penalty tax. (See "Penalty Tax on Premature Distributions.") Withdrawals and surrenders may also be subject to federal income tax withholding requirements. (See "FEDERAL INCOME TAX WITHHOLDING.")

          As described elsewhere in this Prospectus, the Company assesses a fee with respect to the Maximum Anniversary Value death benefit. The Company also assesses a fee for determining whether it will allow an increased amount of SecurePay Withdrawals for certain medical conditions. It is possible that these fees (or some portion thereof) could be treated for federal tax purposes as a withdrawal from the Contract.

          Taxation of Annuity Payments

          Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of variable income payments, the exclusion amount is the "investment in the contract" (defined above) you allocate to the variable Annuity Option when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected (as determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment by (2) the ratio of the investment in the contract you allocate to the fixed Annuity Option, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (determined under Treasury Department regulations).

          Once the total amount of the investment in the contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

          There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another within the meaning of federal tax law. You should consult a tax adviser in those situations.

          Annuity income payments may be subject to federal income tax withholding requirements. See "FEDERAL INCOME TAX WITHHOLDING."

          Tax Consequences of Protected Lifetime Income Benefits

          Withdrawals, pledges, or gifts.  In general, SecurePay and Protective Income Manager Withdrawals are treated for tax purposes as withdrawals. As described elsewhere, in the case of a withdrawal, an assignment or pledge of any portion of a Contract, or a transfer of the Contract without adequate consideration, the Owner will be required to include in income an amount determined by reference to the excess of his or her Contract Value ("cash surrender value" in the case of a transfer without adequate consideration) over the "investment in the contract" at the time of the transaction. If you purchase the SecurePay 5 or Protective Income Manager rider, the IRS may determine that the income in connection with such transactions should be determined by reference to the excess of the greater of (1) the AWA or Optimal Withdrawal Amount, as applicable, or (2) the Contract Value ("cash surrender value" in the case of a transfer without adequate consideration) over the "investment in the contract."

          Annuity Payments.  If the oldest Owner's or Annuitant's 95th birthday occurs while the SecurePay 5 or Protective Income Manager rider is in effect, and we provide monthly payments equal to the greater of (1) the AWA or Optimal Withdrawal Amount, as applicable, divided by 12, and (2) payments under a life annuity with a 10 year certain period, we will treat such monthly payments as annuity income payments. Also, if the Contract Value is reduced to zero due to the deduction of fees and charges or a SecurePay or Protective Income Manager Withdrawal, we will treat periodic payments made on or after the Annuity Date established under the SecurePay 5 or Protective Income Manager settlement as annuity income payments. As described above, annuity income payments are includable in gross income to the extent they exceed the exclusion amount. Once the total amount of the investment in the contract is excluded from income, annuity income payments will be fully taxable. It is possible that the total amount of the investment in the contract will be excluded from income as a result of withdrawals taken prior to the Annuity Date established under the SecurePay 5 or Protective Income Manager settlement, in which case all payments made on or after that date will be fully includable in income.

          SecurePay NH.  The proper characterization for federal income tax purposes of the SecurePay NH benefit is unclear. We believe that the increased AWA payable because of confinement in a nursing home will be treated as a taxable payment under your annuity contract (as described above) and will not be excludable from your income as a payment under a long term care insurance contract. It is possible that the IRS could determine that the SecurePay NH benefit provides a form of long term care insurance coverage. In that event, (1) you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your Contract, and (2) the amount of income attributable to AWA payments could differ from the amounts described above.

          Taxation of Death Benefit Proceeds

          Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such death benefit proceeds are includable in income as follows:

            if distributed in a lump sum, they are taxed in the same manner as a surrender, as described above; or
            if distributed under an Annuity Option, they are taxed in the same manner as annuity income payments, as described above.

          After the Annuity Date, if a guaranteed period exists under a life income Annuity Option and the Annuitant dies before the end of that period, payments we make to the Beneficiary for the remainder of that period are includable in income as follows:

            if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or
            if distributed in accordance with the existing Annuity Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includable in income.

          Proceeds payable on death may be subject to federal income tax withholding requirements. (See "FEDERAL INCOME TAX WITHHOLDING.")

          Assignments, Pledges, and Gratuitous Transfers

          Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Contract Value is treated for federal income tax purposes as a withdrawal of such amount or portion. If the entire Contract Value is assigned or pledged, subsequent increases in the Contract Value are also treated as withdrawals for as long as the assignment or pledge remains in place. The investment in the contract is increased by the amount included in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be required to include in income the difference between the "cash surrender value" and the investment in the contract at the time of transfer. In such case, the transferee's "investment in the contract" will increase to reflect the increase in the transferor's income. The exceptions for transfers to the Owner's spouse (or to a former spouse) are limited to individuals that are treated as spouses under federal tax law.

          Penalty Tax on Premature Distributions

          Where we have not issued the Contract in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract (e.g., withdrawals, surrenders, annuity payments, death benefit proceeds, assignments, pledges, and gratuitous transfers) that is includable in income unless the payment is:

            received on or after the Owner reaches age 59-1/2;
            attributable to the Owner's becoming disabled (as defined in the tax law);
            made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);
            made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary (as defined in the tax law); or
            made under a Contract purchased with a single Purchase Payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

          Certain other exceptions to the 10% penalty tax not described herein also may apply. (Similar rules, discussed below, apply in the case of certain Qualified Contracts.)

          Aggregation of Contracts

          In certain circumstances, the IRS may determine the amount of an annuity income payment, withdrawal, or a surrender from a Contract that is includable in income by combining some or all of the annuity contracts a person owns that were not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by Protective Life (or its affiliates), the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment that was not received as an annuity (including surrenders or withdrawals prior to the Annuity Date) is includable in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal, surrender, or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

          Exchanges of Annuity Contracts

          We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the Contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a withdrawal, surrender, annuity income payment, or death benefit).

          If you exchange part of an existing contract for the Contract, and within 180 days of the exchange you receive a payment other than certain annuity payments (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the Contract could be includible in your income and subject to a 10% penalty tax.

          You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract, especially if you may make a withdrawal from either contract within 180 days after the exchange.

          Medicare Hospital Insurance Tax on Certain Distributions

          A Medicare hospital insurance tax of 3.8% will apply to some types of investment income. This tax will apply to all taxable distributions from non-Qualified Contracts. This tax only applies to taxpayers with "modified adjusted gross income" above $250,000 in the case of married couples filing jointly or a qualifying widow(er) with dependent child, $125,000 in the case of married couples filing separately, and $200,000 for all others. For more information regarding this tax and whether it may apply to you, please consult your tax advisor.

          Loss of Interest Deduction Where Contract Is Held By or For the Benefit of Certain Nonnatural Persons

          In the case of Contracts issued after June 8, 1997, to a nonnatural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, that entity's general interest deduction under the Code may be limited. More specifically, a portion of its otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that the Owner received or accrued during the taxable year. Entities that are considering purchasing the Contract, or entities that will be Beneficiaries under a Contract, should consult a tax adviser.

          QUALIFIED RETIREMENT PLANS

          In General

          The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Many Qualified Plans provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans and employee benefits plans or arrangements alone. Those who are considering the purchase of a Contract for use in connection with a Qualified Plan should consider, in evaluating the suitability of the Contract, that the C Series and L Series, and the B Series, if you purchase the Protective Income Manager, require a minimum initial Purchase Payment of at least $25,000 and that additional Purchase Payments may be limited or not accepted. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, we make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. State income tax rules applicable to Qualified Plans and Qualified Contracts often differ from federal income tax rules, and this prospectus does not describe any of these differences. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

          The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for surrenders, automatic withdrawals, withdrawals, and annuity income payments under Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that you and/or your employer may make, and the tax deduction or exclusion that you and/or your employer may claim for such contribution, are limited under Qualified Plans.

          Temporary Rules under the CARES Act

          As noted above, on March 27, 2020, Congress passed and the President signed into law the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”), which includes temporary relief during 2020 from certain of the tax rules applicable to IRAs and qualified plans. The scope and availability of this temporary relief may vary depending on a number of factors, including (1) the type of plan or IRA with which the contract is used, (2) whether a plan sponsor implements a particular type of relief, (3) your specific circumstances, and (4) future guidance issued by the Internal Revenue Service and the Department of Labor. You should consult with a tax and/or legal adviser to determine if relief is available to you before taking or failing to take any actions involving your IRA or other Qualified Contract.

          Required Minimum Distributions.  The CARES Act waives the requirement to take minimum distributions from IRAs and defined contribution plans in 2020. The waiver applies to any minimum distribution due from such arrangements in 2020, including minimum distributions with respect to the 2019 tax year that were due in 2020.

          This relief applies both to lifetime and post-death minimum distributions due in 2020. In that regard, the CARES Act also provides that if the post-death 5-year rule described below under “Required Distributions upon Your Death, Prior law” applies, the 5-year period is determined without regard to calendar year 2020.

          Distributions.  The CARES Act provides relief for coronavirus-related distributions made from an “eligible retirement plan” (defined below) to a “qualified individual” (also defined below). The relief —

            Permitted in-service distributions, even if such amounts were not otherwise distributable from the plan under sections 401(k), 403(b), or 457 of the Code;
            Provided an exception to the 10% Additional Tax under section 72(t) of the Code;
            Exempted the distribution from the mandatory 20% withholding applicable to eligible rollover distributions;
            Permitted an IRA owner or employee to include income attributable to the distribution over the three-year period beginning with the year the distribution would otherwise be taxable unless they elect out; and
            Permits recontribution of the distribution to an eligible retirement plan within three years, in which case the recontribution is generally treated as a direct trustee to trustee transfer within 60 days of the distribution.

          The distribution must come from, and any recontribution must be made to, an “eligible retirement plan” within the meaning of section 402(c)(8)(B) of the Code, i.e., an IRA, 401(a) plan, 403(a) plan, 403(b) plan, or governmental 457(b) plan, including Roth arrangements. The relief is limited to aggregate distributions of $100,000. The relief applies to such distributions made at any time during the 2020 calendar year.

          Plan Loans.  The CARES Act provides the following relief with respect to plan loans taken by any “qualified individual” (as defined below) —

            For loans made during the 180-day period beginning March 27, 2020, the maximum loan amount under the Code was increased from $50,000 or 50% of the vested account balance to $100,000 or 100% of the vested account balance.
            The due date under the Code for any repayment on a loan that otherwise was due between March 27, 2020 and December 31, 2020, was delayed for one year.

          Individuals Eligible for Withdrawal and Loan Relief.  Only a “qualified individual” is eligible for the withdrawal and loan relief provided under the CARES Act. A “qualified individual” is an individual in one of the following categories:

            The individual is diagnosed with the virus SARS-CoV-2 or with coronavirus disease 2019 (COVID-19) by a test approved by the Centers for Disease Control and Prevention;
            The individual’s spouse or dependent is diagnosed with such virus or disease; or
            The individual experiences adverse financial consequences as a result of being quarantined, being furloughed or laid off or having work hours reduced due to such virus or disease, being unable to work due to lack of child care due to such virus or disease, closing or reducing hours of a business owned or operated by the individual due to such virus or disease, or other factors as determined by Internal Revenue Service.

          The CARES Act provides that the administrator of an eligible retirement plan may rely on an employee’s certification that the employee is a qualified individual as defined above.

          Required Minimum Distributions In General

          In the case of Qualified Contracts, special tax rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. Distributions of minimum amounts (as specified in the tax law) must commence from Qualified Plans by the "required beginning date." In the case of Individual Retirement Accounts or Annuities (IRAs), this generally means April 1 of the calendar year following the calendar year in which the Owner attains age 72 (or 70 1/2 for Owners born before July 1, 1949). In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. The death benefit under your Contract, the PayStream Plus annuitization benefit, the benefits under the SecurePay rider, the benefits under the Protective Income Manager rider, and certain other benefits that the IRS may characterize as "other benefits" for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the minimum required distribution that must be taken from your Contract.

          Required Minimum Distributions Upon Your Death

          Upon your death under an IRA, Roth IRA, or other employer sponsored defined contribution plan, any remaining interest must be distributed in accordance with federal income tax requirements under Section 401(a)(9) of the Code. The death benefit provisions of your Qualified Contract shall be interpreted to comply with those requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Setting Every Community Up for Retirement Enhancement Act (SECURE Act), which was part of the larger Further Consolidated Appropriations Act, 2020. The post-death distribution requirements under prior law continue to apply in certain circumstances.

          Prior law.  Under prior law, if an employee under an employer sponsored plan or the owner of an IRA dies prior to the required beginning date, the remaining interest must be distributed (1) within 5 years after the death (the “5-year rule”), or (2) over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of the designated beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If the employee or IRA owner dies on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

          The new law.  Under the new law, if you die after 2019, and you have a designated beneficiary, any remaining interest must be distributed within 10 years after your death, unless the designated beneficiary is an “eligible designated beneficiary” (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.

          This 10-year post-death distribution period applies regardless of whether you die before your required beginning date or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the beneficiary is an EDB and the EDB dies before the entire interest is distributed under this 10-year rule, the remaining interest must be distributed within 10 years after the EDB’s death.

          Instead of taking distributions under the new 10-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within 10 years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within 10 years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years).

          If your beneficiary is not an individual, such as a charity, your estate, or in some cases a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your beneficiary is a trust and all the beneficiaries of the trust are individuals, the new law may apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries, including special rules allowing a beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations, particularly if a trust is involved.

          More generally, the new law applies if you die after 2019, subject to several exceptions. In particular, if you are an employee under a governmental plan, such as a governmental 457(b) plan, the new law applies to your interest in that plan only if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies to your interest in that plan only if you die after 2021 (unless the collective bargaining agreements terminate earlier).

          In addition, the new post-death distribution requirements generally do not apply if the employee or IRA owner died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee or IRA owner dies after January 1, 2020, any remaining interest must be distributed within 10 years of the designated beneficiary’s death. Hence, this 10-year rule generally will apply to (1) a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee or IRA owner who died prior to 2020, and (2) an inherited IRA issued after 2019 to the designated beneficiary of an employee or IRA owner who died prior to 2020.

          It is important to note that under prior law, annuity payments that commenced under a method that satisfied the distribution requirements while the employee or IRA owner was alive could continue to be made under that method after the death of the employee or IRA owner. Under the new law, however, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be accelerated at the end of that period (or otherwise modified after your death if permitted under federal tax law and by Protective Life) in order to comply with the new post-death distribution requirements.

          As a general matter, however, the new post-death distribution requirements do not apply if annuity payments that comply with prior law commenced prior to December 20, 2019. Also, even if annuity payments have not commenced prior to December 20, 2019, the new requirements generally do not apply to annuity contracts purchased prior to that date, if you have made an irrevocable election before that date as to the method and amount of the annuity.

          Spousal continuation.  Under the new law, as under prior law, if your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA, or by treating your IRA as your surviving spouse’s own IRA.

          The post-death distribution requirements are complex and unclear in numerous respects. The Internal Revenue Service and U.S. Department of the Treasury have issued very little guidance on the new law. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

          Additional Tax on Premature Distributions

          There may be a 10% additional tax under section 72(t) of the Code on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this additional tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the additional tax does not apply to a payment:

            received on or after the date the Owner reaches age 59-1/2;
            received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or
            made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law).

          These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Section 401, exception "c" above for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the additional tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases, for qualified higher education expenses, or in the case of a qualified birth or adoption. You must meet special conditions to be eligible for these three exceptions to the additional tax. Those wishing to take a distribution from an IRA for these purposes should consult their tax adviser. Certain other exceptions to the 10% additional tax not described herein also may apply.

          Other Considerations

          When issued in connection with a Qualified Plan, we will amend a Contract as generally necessary to conform to the requirements of the plan. However, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.

          Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.

          Individual Retirement Accounts and Annuities

          Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. If you use this Contract in connection with an IRA, the Owner and Annuitant generally must be the same individual and generally may not be changed. IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible, and on the time when distributions must commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), you may "roll over" distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

          However, you may not use the Contract in connection with a "Coverdell Education Savings Account" (formerly known as an "Education IRA") under Section 530 of the Code, a "Simplified Employee Pension" under Section 408(k) of the Code, or a "Simple IRA" under Section 408(p) of the Code.

          Roth IRAs

          Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income.

          A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be either (1) made after the Owner attains the age of 59-1/2; (2) made after the Owner's death; (3) attributable to the Owner being disabled; or (4) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. In addition, distributions from Roth IRAs need not commence during the Owner's lifetime. A Roth IRA may accept a "qualified rollover contribution" from a (1) non-Roth IRA, (2) a "designated Roth account" maintained under a Qualified Plan, and (3) certain Qualified Plans of eligible individuals. Special rules apply to rollovers to Roth IRAs from Qualified Plans and from designated Roth accounts under Qualified Plans. You should seek competent advice before making such a rollover.

          A conversion of a traditional IRA to a Roth IRA, and a rollover from any other eligible retirement plan to a Roth IRA, made after December 31, 2017, cannot be recharacterized as having been made to a traditional IRA.

          IRA to IRA Rollovers and Transfers

          A rollover contribution is a tax-free movement of amounts from one IRA to another within 60 days after you receive the distribution. In particular, a distribution from a non-Roth IRA generally may be rolled over tax-free within 60 days to another non-Roth IRA, and a distribution from a Roth IRA generally may be rolled over tax-free within 60 days to another Roth IRA. A distribution from a Roth IRA may not be rolled over (or transferred) tax-free to a non-Roth IRA.

          A rollover from any one of your IRAs (including IRAs you have with another company) with another IRA is allowed only once within a one-year period. This limitation applies on an aggregate basis and applies to all types of your IRAs, meaning that you cannot make an IRA to IRA rollover if you have made such a rollover involving any of your IRAs in the preceding one-year period. For example, a rollover between your Roth IRAs would preclude a separate rollover within the one-year period between your non-Roth IRAs, and vice versa. The one-year period begins on the date that you receive the IRA distribution, not the date it is rolled over into another IRA.

          If the IRA distribution does not satisfy the rollover rules, it may be (1) taxable in the year distributed, (2) subject to a 10% tax on early distributions, and (3) treated as a regular contribution to the recipient IRA, which could result in an excess contribution.

          If you inherit an IRA from your spouse, you generally can roll it over into an IRA established for you, or you can choose to make the inherited IRA your own. If you inherited an IRA from someone other than your spouse, you cannot roll it over, make it your own, or allow it to receive rollover contributions.

          A rollover from one IRA to another is different from a direct trustee-to-trustee transfer of your IRA assets from one IRA trustee to another IRA trustee. A “trustee-to-trustee” transfer is not considered a rollover and is not subject to the 60-day rollover requirement or the one rollover per year rule. In addition, a rollover between IRAs is different from direct rollovers from certain Qualified Plans to non-Roth IRAs and “qualified rollover contributions” to Roth IRAs.

          Pension and Profit-Sharing Plans

          Section 401(a) of the Code permits employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans. These types of plans may be subject to rules under Sections 401(a)(11) and 417 of the Code that provide rights to a spouse or former spouse of a participant. In such a case, the participant may need the consent of the spouse or former spouse to change annuity options, to elect a partial automatic withdrawal option, or to make a partial or full surrender of the Contract.

          Pension and profit sharing plans are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the Contract is suitable for purchase in connection with such a plan, you should consider the effect of the minimum initial Purchase Payment of at least $25,000 in certain circumstances on the plan's compliance with applicable nondiscrimination requirements. You should also consider the extent to which other aspects of the Contract, e.g., that the Annual Contract Maintenance Fee is waived for Contract Values that are greater than $100,000, may affect the plan's compliance with the nondiscrimination requirements. Violation of these rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the Contract in connection with such plans should seek competent advice.

          Section 403(b) Annuity Contracts

          Protective Life does not issue Contracts under Section 403(b) of the Code (i.e., tax sheltered annuities or "TSAs").

          Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

          Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization under a Section 457 plan will not be treated as an annuity contract for federal income tax purposes. The Contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the Contract.

          Protected Lifetime Income Benefits

          The Company offers for an additional charge two optional Protected Lifetime Income Benefit riders – the SecurePay 5 rider and the Protective Income Manager rider (collectively, the "PLIB riders"). As noted above, Qualified Plans are subject to numerous special requirements and there is no authoritative guidance from the IRS on the effects on a Qualified Plan of the purchase of a benefit such as the PLIB riders. Plan fiduciaries should consult a tax advisor before purchasing a Qualified Contract with a PLIB rider because the purchase of a PLIB rider could affect the qualification of the Contract and/or the Qualified Plan associated with the Contract. For example, it is unclear whether a PLIB rider is part of the "balance of the employee's account" within the meaning of Code Section 411(a)(7), and, if so, whether a discontinuance or adjustment in PLIB coverage (such as upon the participant taking an "excess" withdrawal, or reallocating to another investment option within the plan) can result in an impermissible forfeiture under Code Section 411(a). In addition, certain Qualified Plans are subject to nondiscrimination rules. The non-discrimination rules generally require that benefits, rights or features of the plan not discriminate in favor of highly compensated individuals. In evaluating whether the Contract with a Protective Income Manager rider is suitable for purchase in connection with such a plan, plan fiduciaries should consider among other things the effect of the minimum initial purchase payment of $25,000 on the plan's compliance with the nondiscrimination requirements. In addition, certain types of Qualified Plans, such as a profit sharing plan under Section 401(a) of the Code, must comply with certain qualified joint and survivor annuity rules ("QJSA rules") if a participant elects to receive a life annuity. The manner in which the QJSA rules apply to the PLIB riders is unclear. For example, it is unclear what actions under a PLIB rider could be viewed as the election of a life annuity triggering certain spousal consent requirements. Noncompliance with the QJSA rules could affect the qualification of the Qualified Plan associated with your Contract. There may be other aspects of the PLIB riders that could affect a Qualified Plan's tax status which are not discussed here.

          When the SecurePay 5 rider is purchased, one of the benefits available is the SecurePay NH. The proper characterization for federal income tax purposes of the SecurePay NH benefit is unclear. We believe the better characterization of the SecurePay NH benefit is that it is an annuity benefit and the increased AWA payments made under the SecurePay NH benefit are payments from your annuity. However, it is possible that the IRS could determine that the SecurePay NH benefit provides a form of long term care insurance coverage or some other type of "incidental benefit." The tax consequences of such a characterization are uncertain, but it could affect the qualification of the Contract and/or the Qualified Plan associated with the Contract.

          Direct Rollovers

          If your Contract is used in connection with a pension or profit-sharing plan qualified under Section 401(a) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under Section 457(b) of the Code, any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under Section 401(a) of the Code, or an eligible Section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under Section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

          Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain eligible retirement plans (such as an IRA). Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

          FEDERAL INCOME TAX WITHHOLDING

          In General

          Protective Life will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract, including amounts that escheat to the state, unless the distributee notifies Protective Life at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Protective Life may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Date) and conversions of, or rollovers from, non-Roth IRAs and Qualified Plans to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

          Nonresident Aliens and Foreign Corporations

          The discussion above provides general information regarding federal withholding tax consequences to annuity contract purchasers or beneficiaries that are U.S. citizens or residents. Purchasers or beneficiaries that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a tax advisor regarding federal tax withholding with respect to the distributions from a Contract.

          FATCA Withholding

          In order for the Company to comply with income tax withholding and information reporting rules which may apply to annuity contracts, the Company may request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity; and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If the Company does not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which the Company is required to withhold income tax. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, the Company may be required to report contract values and other information for certain contractholders. For this reason the Company may require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor,type of payee and type of distributee or recipient.

          GENERAL MATTERS

          Error in Age or Gender

          When a benefit of the Contract is contingent upon any person's age or gender, we may require proof of such. We may suspend payments until we receive proof. When we receive satisfactory proof, we will make the payments which were due during the period of suspension. Where the use of unisex mortality rates is required, we will not determine or adjust benefits based upon gender.

          If after we receive proof of age and gender (where applicable), we determine that the information you furnished was not correct, we will adjust any benefit under this Contract to that which would be payable based upon the correct information. If we have underpaid a benefit because of the error, we will make up the underpayment in a lump sum. If the error resulted in an overpayment, we will deduct the amount of the overpayment from any current or future payment due under the Contract. We will deduct up to the full amount of any current or future payment until the overpayment has been fully repaid. Underpayments and overpayments will bear interest at an annual effective interest rate of 3% when permitted by the state of issue.

          Incontestability

          We will not contest the Contract.

          Non-Participation

          The Contract is not eligible for dividends and will not participate in Protective Life's surplus or profits.

          Assignment or Transfer of a Contract

          You have the right to assign or transfer a Contract if it is permitted by law. Generally, you do not have the right to assign or transfer a Qualified Contract. We do not assume responsibility for any assignment or transfer. Any claim made under an assignment or transfer is subject to proof of the nature and extent of the assignee's or transferee's interest before we make a payment. Assignments and transfers have federal income tax consequences. An assignment or transfer may result in the Owner recognizing taxable income. See "TAXATION OF ANNUITIES IN GENERAL, Assignments, Pledges and Gratuitous Transfers."

          Notice

          All instructions and requests to change or assign the Contract must be received in Good Order. The instruction, change or assignment will relate back to and take effect on the date it was signed, except we will not be responsible for following any instruction or making any change or assignment before we receive it.

          Modification

          No one is authorized to modify or waive any term or provision of this Contract unless we agree to the modification or waiver in writing and it is signed by our President, Vice-President or Secretary. We reserve the right to change or modify the provisions of this Contract to conform to any applicable laws, rules or regulations issued by a government agency, or to assure continued qualification of the Contract as an annuity contract under the Code. We will send you a copy of the endorsement that modifies the Contract, and where required we will obtain all necessary approvals, including that of the Owner(s).

          Reports

          At least annually prior to the Annuity Date, we will send to you at the address contained in our records a report showing the current Contract Value and any other information required by law.

          Settlement

          Benefits due under this Contract are payable from our Administrative Office. You may apply the settlement proceeds to any payout option we offer for such payments at the time you make the election. Unless directed otherwise in writing, we will make payments according to the Owner's instructions as contained in our records at the time we make the payment. We shall be discharged from all liability for payment to the extent of any payments we make.

          Receipt of Payment

          If any Owner, Annuitant, Beneficiary or Payee is incapable of giving a valid receipt for any payment, we may make such payment to whomever has legally assumed his or her care and principal support. Any such payment shall fully discharge us to the extent of that payment.

          Protection of Proceeds

          To the extent permitted by law and except as provided by an assignment, no benefits payable under this Contract will be subject to the claims of creditors.

          Minimum Values

          The values available under the Contract are at least equal to the minimum values required in the state where the Contract is delivered.

          Application of Law

          The provisions of the Contract are to be interpreted in accordance with the laws of the state where the Contract is delivered, with the Code and with applicable regulations.

          No Default

          The Contract will not be in default if subsequent Purchase Payments are not made.

          DISTRIBUTION OF THE CONTRACTS

          Distribution

          We have entered into an agreement with Investment Distributors, Inc. ("IDI") under which IDI has agreed to distribute the Contracts on a "best efforts" basis. Under the agreement, IDI serves as principal underwriter (as defined under Federal securities laws and regulations) for the Contracts. IDI is a Tennessee corporation and was established in 1993. IDI, a wholly-owned subsidiary of PLC, is an affiliate of Protective Life, and its home office shares the same address as Protective Life. IDI is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member firm of the Financial Industry Regulatory Authority, Inc. ("FINRA").

          IDI does not sell Contracts directly to purchasers. IDI, together with Protective Life, enters into distribution agreements with other broker-dealers, including ProEquities, Inc., an affiliate of Protective Life and IDI (collectively, "Selling Broker-Dealers") for the sale of the Contracts. Registered representatives of the Selling Broker-Dealers sell the Contracts directly to purchasers. Registered representatives of the Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed as agents of Protective Life in order to sell the Contracts.

          We pay commissions and additional asset-based compensation to Selling Broker-Dealers through IDI. IDI does not retain any commission payment or other amounts as principal underwriter for the Contracts. However, we pay IDI a fee to cover some or all of IDI's operating and other expenses.

          We paid the following aggregate dollar amounts to IDI in commissions and additional asset-based compensation relating to sales of our variable annuity contracts, including the Contracts, which IDI passed along directly to the Selling Broker-Dealers.

Fiscal Year Ended	Amount Paid to IDI
December 31, 2018	$63,025,419
December 31, 2019	$56,817,374
December 31, 2020	$55,084,201

          We no longer offer the Contract to new purchasers.

          Selling Broker-Dealers

          We pay commissions to all Selling Broker-Dealers and provide some form of non-cash compensation to some Selling Broker-Dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. We may use any of our corporate assets to pay commissions and other costs of distributing the Contracts, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contracts. Commissions and other incentives or payments described below are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contracts or from our general account.

          Compensation Paid to All Selling Broker-Dealers.  We pay commissions as a percentage of initial and subsequent Purchase Payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions varies depending on the distribution agreement, we do not expect them to exceed 8% of any Purchase Payment (if compensation is paid as a percentage of Purchase Payments) and/or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). In the normal course of business, we also provide non-cash compensation in connection with the promotion of the Contracts, including conferences and seminars (including travel, lodging and meals in connection therewith), and items of relatively small value, such as promotional gifts, meals, or tickets to sporting or entertainment events, in accordance with all applicable federal and state rules, including FINRA's non-cash compensation rules.

          The registered representative who sells you the Contract typically receives a portion of the compensation we pay to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

          Additional Compensation Paid to Selected Selling Broker-Dealers.  In addition to ordinary commissions and non-cash compensation, we may pay additional asset-based compensation to selected Selling Broker-Dealers. These payments may be made through IDI. These payments may be (1) additional amounts as a percentage of purchase payments and/or premiums we receive on our variable insurance products (including the Contracts), and (2) additional "trail" commissions, which are periodic payments as a percentage of the contract and policy values or variable account values of our variable insurance products (including Contract Values and Variable Account values of the Contracts). Some or all of these additional asset-based compensation payments may be conditioned upon the Selling Broker-Dealer producing a specified amount of new purchase payments and/or premiums (including Purchase Payments for the Contracts) and/or maintaining a specified amount of contract and policy value (including Contract Values of the Contracts) with us.

          The Selling Broker-Dealers to whom we pay additional asset-based compensation may provide preferential treatment with respect to our products (including the Contracts) in their marketing programs. Preferential treatment of our products by a Selling Broker-Dealer may include any or all of the following: (1) enhanced marketing of our products over non-preferred products; (2) increased access to the Selling Broker-Dealer's registered representatives; and (3) payment of higher compensation to registered representatives for selling our products (including the Contracts) than for selling non-preferred products.

          In 2020, we paid additional asset-based compensation to the Selling Broker-Dealers Advisor Group, Aria, Cetera, DPL Financial Partners, Edward Jones, Ladenburg, LPL Financial, Raymond James and Stifel in connection with the sale of our variable insurance products (including the Contracts). These payments ranged from $187 to $10,568,732 in total.

          These additional asset-based compensation arrangements are not offered to all Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of our products (and/or our affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional asset-based compensation provides Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of our variable insurance products (including the Contracts) over other variable insurance products (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

          We may also pay to selected Selling Broker-Dealers, including those listed above as well as others, additional compensation in the form of (1) payments for participation in meetings and conferences that include presentations about our products (including the Contracts), and (2) payments to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.

          Arrangements with Affiliated Selling Broker-Dealer.  In addition to the ordinary commissions and non-cash compensation that we pay to all Selling Broker-Dealers, including ProEquities, Inc., we or our parent company, PLC, pay some of the operating and other expenses of ProEquities, Inc., and may contribute capital to ProEquities, Inc. Additionally, employees of ProEquities, Inc. may be eligible to participate in various employee benefit plans offered by PLC.

          Inquiries

          You may make inquiries regarding a Contract by writing to Protective Life at its Administrative Office.

          CEFLI

          Protective Life Insurance Company is a member of The Compliance & Ethics Forum for Life Insurers ("CEFLI"), and as such may include the CEFLI logo and information about CEFLI membership in its advertisements. Companies that belong to CEFLI subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

          LEGAL PROCEEDINGS

          Protective Life and its subsidiaries, like other insurance companies, in the ordinary course of business are involved in some class action and other lawsuits, or alternatively in arbitration. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation or arbitration cannot be predicted, Protective Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on IDI's, Protective Life's or the Variable Account's financial position.

          BUSINESS DISRUPTION AND CYBER-SECURITY RISKS

          We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate Contract Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

          We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Owners and orders with the Funds, impact our ability to calculate Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.

          VOTING RIGHTS

          In accordance with its view of applicable law, Protective Life will vote the Fund shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Protective Life determines that it is allowed to vote such shares in its own right, it may elect to do so.

          The number of votes available to an Owner will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying an Owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. An Owner holds a voting interest in each Sub-Account to which that Owner has allocated Accumulation Units or Annuity Units. Before the Annuity Date, the Owner's percentage interest, if any, will be the percentage of the dollar value of Accumulation Units allocated for his or her Contract to the total dollar value of that Sub-Account. On or after the Annuity Date, the Owner's percentage interest, if any, will be the percentage of the dollar value of the liability for future variable income payments to be paid from the Sub-Account to the total dollar value of that Sub-Account. The liability for future payments is calculated on the basis of the mortality assumptions, (if any), the Assumed Investment Return and the Annuity Unit Value of that Sub-Account. Generally, as variable income payments are made to the payee, the liability for future payments decreases as does the number of votes.

          The number of votes which are available to the Owner will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

          It is important that each Owner provide voting instructions to Protective Life because shares as to which no timely instructions are received and shares held by Protective Life in a Sub-Account as to which no Owner has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account. As a result, a small number of Owners may control the outcome of a vote. Voting instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast on that item.

          Protective Life will send or make available to each person having a voting interest in a Sub-Account proxy materials, reports, and other material relating to the appropriate Fund.

          FINANCIAL STATEMENTS

          The audited statements of assets and liabilities of the subaccounts of Protective Variable Annuity Separate Account as of December 31, 2020 and the related statements of operations and of changes in net assets for each of the periods presented as well as the Report of the Independent Registered Public Accounting Firm is incorporated into the Statement of Additional Information by reference to the Variable Account's Form N-VPFS, File No. 811-8108, filed with the SEC on April 28, 2021.

          The audited consolidated balance sheets for Protective Life Insurance Company and subsidiaries as of December 31, 2020 and 2019, and the related consolidated statements of income, comprehensive income (loss), shareowner's equity and cash flows for each of the years in the three-year period ended December 31, 2020 as well as the Reports of Independent Registered Public Accounting Firms are incorporated into the Statement of Additional Information by reference to the Variable Account's Form N-VPFS, File No. 811-8108, filed with the SEC on April 28, 2021.

          STATEMENT OF ADDITIONAL INFORMATION

Page
SAFEKEEPING OF ACCOUNT ASSETS	1
STATE REGULATION	1
RECORDS AND REPORTS	1
LEGAL MATTERS	1
EXPERTS	1
OTHER INFORMATION	2
FINANCIAL STATEMENTS	2

          APPENDIX A

          DEATH BENEFIT CALCULATION EXAMPLES

          The purpose of the following examples is to illustrate the Return of Purchase Payments and Maximum Anniversary Value Death Benefits when the SecurePay 5 rider has been elected and when no SecurePay 5 rider has been elected. Each example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Variable Account. The examples reflect the deduction of fees and charges. The examples are not representative of past or future performance and are not intended to project or predict future investment results. There is, of course, no assurance that the Variable Account will experience positive investment performance. Actual results may be higher or lower.

          Example of Death Benefit Calculation — Return of Purchase Payments Death Benefit When Owning the SecurePay 5 Rider

          Assumptions:

            Owner is 60 years old on the Issue Date (1/1/2019)
            Selected Return of Purchase Payments Death Benefit at the time of Contract purchase
            Purchased the SecurePay 5 Rider
            Elected Single Life Coverage under the SecurePay Rider
            Set the Benefit Election Date on 11/30/2023 and began taking SecurePay Withdrawals
            Owner passes away on 7/1/2024
Transaction Date	Transaction Type	Hypothetical Contract Value Before Transaction	Purchase Payments	Net Withdrawals	Hypothetical Contract Value	Benefit Base	Adjusted Withdrawal Amount	Return of Purchase Payments Death Benefit
1/1/14	Contract Issue	N/A	100,000(A)	N/A	100,000	100,000	—	100,000
1/1/15	Anniversary	120,000(B)	—	—	120,000	120,000	—	120,000
1/1/16	Anniversary	130,000	—	—	130,000	130,000	—	130,000
4/1/16	Withdrawal	125,000	—	25,000(C)	100,000(D)	104,000	20,000(E)	100,000(F)
1/1/17	Anniversary	103,000	—	—	103,000	109,200	—	103,000
1/1/18	Anniversary	111,000	—	—	111,000	114,660	—	111,000
10/1/18	Purchase Payment	85,000	80,000(G)	—	165,000	114,660	—	165,000
11/30/18	SecurePay WD	155,000	—	5,733(H)	149,267	114,660	5,733(I)	154,267(J)
1/1/19	SecurePay WD	152,500	—	5,733(K)	146,767	114,660	5,733	148,534
3/31/19	Excess Withdrawal	160,000	—	16,000(L)	144,000	103,194	15,450(M)	144,000(N)
7/1/19	Owner Death	135,000(O)	—	—	135,000	103,194	—	135,000(P)

          (A) Contract is issued with a Purchase Payment of $100,000.

          (B) This column shows the Contract Values before any transactions occur. In this case the Contract Value is $120,000.

          (C) A withdrawal of $25,000 (including applicable surrender charges) is made. This withdrawal is made before the SecurePay rider's Benefit Election Date.

          (D) $150,000 = $175,000 – $25,000.

          (E) The "Adjusted Withdrawal Amount" is used to adjust the Return of Purchase Payments Death Benefit for withdrawals. The adjustment for each withdrawal before the Benefit Election Date is the amount that reduces the death benefit at the time of withdrawal in the same proportion that the amount withdrawn (including surrender charges) reduces Contract Value. Assuming the death benefit at the time of withdrawal is $100,000, the adjusted withdrawal amount is $20,000 = $25,000 / $125,000 * 100,000.

          (F) The Return of Purchase Payments Death Benefit is greater of Contract Value or aggregate Purchase Payments less an adjustment for each withdrawal amount. $100,000 = the greater of $100,000 or $100,000 less $20,000 respectively.

          (G) A Purchase Payment of $80,000 is made on 10/1/2023.

          (H) The SecurePay Benefit Election Date is set on 11/30/2018, and the first SecurePay Withdrawal of $5,733 is taken.

          (I) For SecurePay withdrawals the death benefit is adjusted dollar for dollar, so the Adjusted Withdrawal Amount is $5,733.

          (J) The Return of Purchase Payments Death Benefit is greater of Contract Value or aggregate Purchase Payments less an adjustment for each withdrawal amount. $154,267 = the greater of $149,267 or $154,267 ($100,000 + $80,000 – $20,000 – $5,733) respectively.

          (K) A withdrawal of $5,733 is made on 1/1/2019. This amount is equal to the Annual Withdrawal Amount for this Contract Year. For this example assume the Maximum Withdrawal Percentage is 5%. $5,733 = $114,660 * 5%.

          (L) An Excess Withdrawal under the SecurePay rider of $16,000 is made on 3/31/2024.

          (M) The adjustment for each Excess Withdrawal under the SecurePay 5 rider is the amount that reduces the death benefit at the time of withdrawal in the same proportion that the amount withdrawn (including surrender charges) reduces Contract Value. Assuming the death benefit at the time of withdrawal is $154,500, the adjusted withdrawal amount is $15,450 = $16,000 / $160,000 * 154,500.

          (N) The Return of Purchase Payments Death Benefit is greater of Contract Value or aggregate Purchase Payments less an adjustment for each withdrawal amount. $144,000 = the greater of $144,000 or $133,084 ($100,000 + $80,000 – $20,000 – $5,733 – $5,733 – $15,450) respectively.

          (O) The Owner dies on 7/1/2024 and the Contract Value at that time has declined to $135,000.

          (P) The actual Return of Purchase Payments Death Benefit is greater of Contract Value or aggregate Purchase Payments less an adjustment for each withdrawal amount. $135,000 = greater of $135,000 or $133,084 ($100,000 + $80,000 – $20,000 – $5,733 – $5,733 – $15,450) respectively.

          Example of Death Benefit Calculation — Maximum Anniversary Value Death Benefit When Owning the SecurePay 5 Rider

          Assumptions:

            Owner is 60 years old on the Issue Date (1/1/2019)
            Purchased Maximum Anniversary Value Death Benefit at the time of Contract purchase
            Purchased the SecurePay 5 Rider
            Elected Single Life Coverage under the SecurePay 5 Rider
            Set the Benefit Election Date on 11/30/2023 and began taking SecurePay Withdrawals
            Owner passes away on 7/1/2024
Transaction Date	Transaction Type	Hypothetical Contract Value Before Transaction	Purchase Payments	Net Withdrawals	Hypothetical Contract Value	Benefit Base	Adjusted Withdrawal Amount	Anniversary Value	Maximum Anniversary Value Death Benefit
1/1/14	Contract Issue	N/A	100,000(A)	N/A	100,000	100,000	—	100,000	—
1/1/15	Anniversary	120,000(B)	—	—	120,000	120,000	—	153,084	—
1/1/16	Anniversary	130,000	—	—	130,000	130,000	—	163,084	—
4/1/16	Withdrawal	125,000	—	25,000(C)	100,000(D)	104,000	20,000(E)	—	—
1/1/17	Anniversary	103,000	—	—	103,000	109,200	—	156,084	—
1/1/18	Anniversary	111,000	—	—	111,000	114,660	—	164,084(F)	—
10/1/18	Purchase Payment	85,000	80,000(G)	—	165,000	114,660	—	—	—
11/30/18	SecurePay WD	155,000	—	5,733(H)	149,267	114,660	5,733(I)	128,084(J)	—
1/1/19	SecurePay WD	152,500	—	5,733(K)	146,767	114,660	5,733	131,317	—
3/31/19	Excess Withdrawal	160,000	—	16,000(L)	144,000	103,194	15,450(M)	—	—
7/1/19	Owner Death	135,000(N)	—	—	135,000	103,194	—	—	164,084(O)

          (A) Contract is issued with a Purchase Payment of $100,000.

          (B) This column shows the Contract Values before any transactions occur. In this case the Contract Value is $120,000.

          (C) A withdrawal of $25,000 (including applicable surrender charges) is made. This withdrawal is made before the SecurePay rider's Benefit Election Date.

          (D) $150,000 = $175,000 – $25,000.

          (E) The "Adjusted Withdrawal Amount" is used to adjust the Maximum Anniversary Value Death Benefit for withdrawals. The adjustment for each withdrawal before the Benefit Election Date is the amount that reduces the death benefit at the time of withdrawal in the same proportion that the amount withdrawn (including surrender charges) reduces Contract Value. Assuming the death benefit at the time of withdrawal is $100,000, the adjusted withdrawal amount is $20,000 = $25,000 / $125,000 * 100,000.

          (F) Each anniversary value equals the Contract Value on the Contract Anniversary plus all Purchase Payments since that Contract Anniversary minus an adjustment for each withdrawal since that Contract Anniversary. $164,084 = $111,000 + $80,000 – $5,733 – $5,733 – $15,450. Also, this value is the greatest anniversary value for the Maximum Anniversary Value calculation.

          (G) A Purchase Payment of $80,000 is made on 10/1/2023.

          (H) The SecurePay Benefit Election Date is set on 11/30/2018, and the first SecurePay Withdrawal of $5,733 is taken.

          (I) For SecurePay withdrawals the death benefit is adjusted dollar for dollar, so the Adjusted Withdrawal Amount is $5,733.

          (J) Each anniversary value equals the Contract Value on the Contract Anniversary plus all Purchase Payments since that Contract Anniversary minus an adjustment for each withdrawal since that Contract Anniversary. $128,107 = $155,000 – $5,733 – $5,733 – $15,427.

          (K) A withdrawal of $5,733 is made on 1/1/2019. This amount is equal to the Annual Withdrawal Amount for this Contract Year. For this example assume the Maximum Withdrawal Percentage is 5%. $5,733 = $114,660 * 5%.

          (L) An Excess Withdrawal under the SecurePay rider of $16,000 is made on 3/31/2015.

          (M) The adjustment for each Excess Withdrawal under the SecurePay 5 rider is the amount that reduces the death benefit at the time of withdrawal in the same proportion that the amount withdrawn (including surrender charges) reduces Contract Value. Assuming the death benefit at the time of withdrawal is $154,500, the adjusted withdrawal amount is $15,450 = $16,000 / $160,000 * 154,500.

          (N) The Owner dies on 7/1/2024 and the Contract Value at that time has declined to $135,000.

          (O) The Maximum Anniversary Value Death Benefit is equal to the greatest of (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each withdrawal, or (3) the greatest anniversary value attained. $164,084 = the greatest of $135,000 or $133,084 ($100,000 + $80,000 – $20,000 – $5,733 – $5,733 – $15,450) or $164,084, respectively.

          Example of Death Benefit Calculation — Return of Purchase Payments Death Benefit Without a SecurePay 5 Rider

          Assumptions:

            Owner is 60 years old on the Issue Date (1/1/2019)
            Selected Return of Purchase Payments Death Benefit at the time of Contract purchase
            Owner passes away on 7/1/2024
Transaction Date	Transaction Type	Hypothetical Contract Value Before Transaction	Purchase Payments	Net Withdrawals	Hypothetical Contract Value	Adjusted Withdrawal Amount	Return of Purchase Payments Death Benefit
1/1/14	Contract Issue	N/A	100,000(A)	N/A	100,000	—	100,000
1/1/15	Anniversary	120,000(B)	—	—	120,000	—	120,000
1/1/16	Anniversary	130,000	—	—	130,000	—	130,000
4/1/16	Withdrawal	125,000	—	25,000(C)	100,000(D)	20,000(E)	100,000(F)
1/1/17	Anniversary	103,000	—	—	103,000	—	103,000
1/1/18	Anniversary	111,000	—	—	111,000	—	111,000
10/1/18	Purchase Payment	85,000	80,000(G)	—	165,000	—	165,000
11/30/18	Withdrawal	155,000	—	5,500(H)	149,500	5,678(I)	154,322(J)
3/31/19	Withdrawal	160,000	—	16,000(K)	144,000	15,432	144,000
7/1/19	Owner Death	135,000(L)	—	—	135,000	—	138,890(M)

          (A) Contract is issued with a Purchase Payment of $100,000.

          (B) This column shows the Contract Values before any transactions occur. In this case the Contract Value is $120,000.

          (C) A withdrawal of $25,000 (including applicable surrender charges) is made.

          (D) $150,000 = $175,000 – $25,000.

          (E) The "Adjusted Withdrawal Amount" is used to adjust the Return of Purchase Payments Death Benefit for withdrawals. The adjustment for each withdrawal is the amount that reduces the death benefit at the time of withdrawal in the same proportion that the amount withdrawn (including surrender charges), reduces Contract Value. Assuming the death benefit at the time of withdrawal is $100,000, the adjusted withdrawal amount is $20,000 = $25,000 / $125,000 * 100,000.

          (F) The Return of Purchase Payments Death Benefit is greater of Contract Value or aggregate Purchase Payments less an adjustment for each withdrawal amount. $100,000 = the greater of $100,000 or $100,000 less $20,000 respectively.

          (G) A Purchase Payment of $80,000 is made on 10/1/2023.

          (H) A withdrawal of $5,500 (including applicable surrender charges) is made.

          (I) The adjustment for each withdrawal is the amount that reduces the death benefit at the time of withdrawal in the same proportion that the amount withdrawn (including surrender charges) reduces Contract Value. Assuming the death benefit at the time of withdrawal is $155,000, the adjusted withdrawal amount is $5,500 = $5,500 / $155,000 * 155,000.

          (J) The Return of Purchase Payments Death Benefit is greater of Contract Value or aggregate Purchase Payments less an adjustment for each withdrawal amount. $154,323 = the greater of $149,500 or $154,323 ($100,000 + $80,000 – $20,000 – $5,677), respectively.

          (K) A withdrawal of $16,000 (including applicable surrender charges) is made on 3/31/2024.

          (L) The Owner dies on 7/1/2024 and the Contract Value at that time has declined to $135,000.

          (M) The actual Return of Purchase Payments Death Benefit is greater of Contract Value or aggregate Purchase Payments less an adjustment for each withdrawal amount. $138,890 = greater of $135,000 or $138,890 ($100,000 + $80,000 – $20,000 – $5,678 – $15,432) respectively.

          Example of Death Benefit Calculation — Maximum Anniversary Value Death Benefit Without a SecurePay 5 Rider

          Assumptions:

            Owner is 60 years old on the Issue Date (1/1/2019)
            Purchased Maximum Anniversary Value Death Benefit at the time of Contract purchase
            Owner passes away on 7/1/2024
Transaction Date	Transaction Type	Hypothetical Contract Value Before Transaction	Purchase Payments	Net Withdrawals	Hypothetical Contract Value	Adjusted Withdrawal Amount	Anniversary Value	Maximum Anniversary Value Death Benefit
1/1/14	Contract Issue	N/A	100,000(A)	N/A	100,000	—	100,000	—
1/1/15	Anniversary	120,000(B)	—	—	120,000	—	158,890	—
1/1/16	Anniversary	130,000	—	—	130,000	—	168,890	—
4/1/16	Withdrawal	125,000	—	25,000(C)	100,000(D)	20,000(E)	—	—
1/1/17	Anniversary	103,000	—	—	103,000	—	161,890	—
1/1/18	Anniversary	111,000	—	—	111,000	—	169,890(F)	—
10/1/18	Purchase Payment	85,000	80,000(G)	—	165,000	—	—	—
11/30/18	Withdrawal	155,000	—	5,500(H)	149,500	5,678(I)	133,890(J)	—
3/31/19	Withdrawal	160,000	—	16,000(K)	144,000	15,432	—	—
7/1/19	Owner Death	135,000(L)	—	—	135,000	—	—	168,890(M)

          (A) Contract is issued with a Purchase Payment of $100,000.

          (B) This column shows the Contract Values before any transactions occur. In this case the Contract Value is $120,000.

          (C) A withdrawal of $25,000 (including applicable surrender charges) is made.

          (D) $150,000 = $175,000 – $25,000.

          (E) The "Adjusted Withdrawal Amount" is used to adjust the Maximum Anniversary Value Death Benefit for withdrawals. The adjustment for each withdrawal is the amount that reduces the death benefit at the time of withdrawal in the same proportion that the amount withdrawn (including surrender charges), reduces Contract Value. Assuming the death benefit at the time of withdrawal is $100,000, the adjusted withdrawal amount is $26,000 = $25,000 / $125,000 * 130,000.

          (F) Each anniversary value equals the Contract Value on the Contract Anniversary plus all Purchase Payments since that Contract Anniversary minus an adjustment for each withdrawal since that Contract Anniversary. $169,890 = $111,000 + $80,000 – $5,678 – $15,432. Also, this value is the greatest anniversary value for the Maximum Anniversary Value calculation.

          (G) A Purchase Payment of $80,000 is made on 10/1/2023.

          (H) A withdrawal of $5,500 (including applicable surrender charges) is made.

          (I) The adjustment for each withdrawal is the amount that reduces the death benefit at the time of withdrawal in the same proportion that the amount withdrawn (including surrender charges) reduces Contract Value. Assuming the death benefit at the time of withdrawal is $155,000, the adjusted withdrawal amount is $5,500 = $5,500 / $155,000 * 155,000.

          (J) Each anniversary value equals the Contract Value on the Contract Anniversary plus all Purchase Payments since that Contract Anniversary minus an adjustment for each withdrawal since that Contract Anniversary. $133,890 = $155,000 – $5,678 – $15,432.

          (K) A withdrawal of $16,000 (including applicable surrender charges) is made on 3/31/2024.

          (L) The Owner dies on 7/1/2024 and the Contract Value at that time has declined to $135,000.

          (M) The Maximum Anniversary Value Death Benefit is equal to the greatest of (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each withdrawal, or (3) the greatest anniversary value attained. $168,890 = the greatest of $135,000 or $138,890 ($100,000 + $80,000 – $20,000 – $5,678 – $15,432) or $169,890, respectively.

          APPENDIX B

          EXAMPLE OF SURRENDER CHARGE CALCULATION (L SERIES AND B SERIES ONLY)

          The purpose of the following example is to illustrate the surrender charges under L Series and B Series Contracts. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Variable Account. The example is not representative of past or future performance and is not intended to project or predict future investment results. There is, of course, no assurance that the Variable Account will experience positive investment performance. Actual results may be higher or lower.

          Within certain time limits, we deduct a surrender charge from your Contract Value when you make a surrender or withdrawal before the Annuity Date or when you fully or partially surrender your Contract for a commuted value while variable income payments under Annuity Option A (payments for a certain period) are being made. We do not apply the surrender charge to the payment of a death benefit or when we apply your Annuity Value to an Annuity Option.

          Each Contract Year you may withdraw a specified amount, called the "free withdrawal amount", from your Contract without incurring a surrender charge. During the first Contract Year the free withdrawal amount is equal to 10% of your initial Purchase Payment. In any subsequent Contract Year the free withdrawal amount is equal to the greatest of: (1) the earnings in your Contract as of the prior Contract Anniversary; (2) 10% of your cumulative Purchase Payments as of the prior Contract Anniversary; or (3) 10% of the Contract Value as of the prior Contract Anniversary. For the purpose of determining the free withdrawal amount, earnings equal the Contract Value minus the Purchase Payments not previously assessed with a surrender charge, both measured as of the Contract Anniversary for which values are being determined. Withdrawals in excess of the free withdrawal amount in any Contract Year may be subject to surrender charges. If you elect the SecurePay 5 rider, we count SecurePay Withdrawals and Excess Withdrawals when determining the free withdrawal amount. If you elect the Protective Income Manager, we count Protective Income Manager Withdrawals and Excess Withdrawals when determining the free withdrawal amount. (See "Protected Lifetime Income Benefits.")

          Surrender charges are applied to Contract Value surrendered under L Series and B Series Contracts according to the table below:

Number of Full Years Elapsed Between the Date Purchase Payment was Accepted and the Date of Surrender	L Series	B Series
0	7.0%	7.0%
1	7.0%	6.0%
2	6.0%	6.0%
3	6.0%	5.0%
4	0%	4.0%
5	0%	3.0%
6	0%	2.0%
7+	0%	0%

          L Series:

          Assume an initial Purchase Payment of $100,000 is made on the Issue Date (1/1/2001), followed by subsequent Purchase Payments of $50,000 (paid 5/1/2002) and $35,000 (paid 8/1/2003). On the second Contract Anniversary (1/1/2003), assume the Contract Value is $145,000. A partial withdrawal request for $25,000 is received on 10/31/2003.

          On the third Contract Anniversary, assume the Contract Value equals $170,000. Assume that a full surrender is received on 12/17/2004 when the Contract Value equals $228,500.

          First note that surrender charges can never exceed 9% of aggregate Purchase Payments, which in this case is $16,650.

          The following table outlines the steps we take to determine the surrender charge for the $25,000 withdrawal and for the $228,500 full surrender:

Step	$25,000 Withdrawal	$228,500 Full Surrender
          (i) Determination of free withdrawal amount – greatest of
            Earnings in your Contract as of the prior Contract Anniversary
            10% of your cumulative Purchase Payments as of the prior Contract Anniversary
            10% of the Contract Value as of the prior Contract Anniversary.
	Greatest of: Earnings = Contract Value – total Net Purchase Payments(A) Earnings = $145,000 – $150,000 = – $5,000 10% * $150,000 = $15,000 10% * $145,000 = $14,500 Greatest value is (2), or $15,000	Greatest of: Earnings = Contract Value – total Net Purchase Payments(A) = $170,000 – ($185,000 – $10,000) = – $5,000 10% * $185,000 = $18,500 10% * $170,000 = $17,000 Greatest value is (2), or $18,500
(ii) Amount subject to surrender charge Requested amount less amount from step (1)	$ 25,000 – $15,000 = $10,000	$228,500 – $18,500 = $210,000
(iii) Applicable surrender charge percentage based on the number of full years that have passed NOTE: Withdrawals come from earliest Purchase Payment first (FIFO)	$10,000 withdrawal taken from initial $100,000 Purchase Payment Only 2 full years have passed since that Purchase Payment Surrender charge = 6%
            Since $10,000 has already been withdrawn from the initial Purchase Payment, $90,000 is allocated to the initial Purchase Payment
            Only 3 full years have passed since the Purchase Payment

          Surrender charge = 6%

            Since the second Purchase Payment was $50,000, the entire $50,000 is allocated to the second Purchase Payment
            Only 2 full years have passed since the second Purchase Payment

          Surrender charge = 6%

            Since the third Purchase Payment was $35,000, the entire $35,000 is allocated to the third Purchase Payment
            Only 1 full year has passed since that Purchase Payment

          Surrender charge percentage = 7%

            Allocating the surrender amount to the three Purchase Payments covers only $175,000 of the eligible $210,000. So the remaining $35,000 must be allocated on a pro-rata basis to the remaining Purchase Payments:
              $35,000 * ($90,000 / $175,000) = $18,000 – The first Purchase Payment has $108,000 ($90,000 + $18,000) allocated to it
              $35,000 * ($50,000 / $175,000) = $10,000 – The second Purchase Payment has $60,000 ($50,000 + $10,000) allocated to it
              $35,000 * ($35,000 / $175,000) = $7,000 – The third Purchase Payment has $42,000 ($35,000 + $7,000) allocated to it

(iv) Surrender charge Step (2) multiplied by step (3)	$10,000 * 6% = $600	$108,000 * 6% = $6,480 $60,000 * 6% = $3,600 $42,000 * 7% = $2,940 $6,480 + $3,600 + $2,940 = $13,020

          (A) For the purposes of this illustration, "Net Purchase Payment" means total Purchase Payments less total withdrawals.

          B Series:

          Assume an initial Purchase Payment of $50,000 is made on the Issue Date (1/1/2019), followed by subsequent Purchase Payments of $50,000 (paid 5/1/2020) and $50,000 (paid 8/1/2021). On the second Contract Anniversary (1/1/2021), assume the Contract Value equals $130,000.

          A partial withdrawal request for $45,000 is received on 10/31/2021.

          On the third Contract Anniversary (1/1/2022), assume the Contract Value equals $125,000. Assume that a full surrender is received on 12/17/2022 when the Contract Value equals $165,000. First note that surrender charges can never exceed 9% of aggregate Purchase Payments, which in this case is $13,500.

          The following table outlines the steps we take to determine the surrender charge for the $45,000 withdrawal and for the $165,000 full surrender:

Step	$45,000 Withdrawal	$165,000 Full Surrender
          (i) Determination of free withdrawal amount – greatest of
            Earnings in your Contract as of the prior Contract Anniversary
            10% of your cumulative Purchase Payments as of the prior Contract Anniversary
            10% of the Contract Value as of the prior Contract Anniversary.
Greatest of: Earnings = Contract Value – total Net Purchase Payments(A) Earnings = $130,000 – $125,000 = $5,000 10% * $150,000 = $15,000 10% * $130,000 = $13,000 Greatest value is (2), or $15,000

          Greatest of:

            Earnings = Contract Value – total Net Purchase Payments(A)
            Earnings = $121,000 – ($150,000 – $30,000) = $1,000
            10% * $150,000 = $15,000
            10% * $125,000 = $12,500

          Greatest value is (2), or $15,000

(ii) Amount subject to surrender charge = Requested amount less amount from step (1)	$45,000 – $15,000 = $30,000	$165,000 – $15,000 = $150,000
(iii) Applicable surrender charge percentage based on the number of full years that have passed NOTE: Withdrawals come from earliest Purchase Payment first (FIFO)	$30,000 withdrawal comes from $50,000 Purchase Payment Only 2 full years have passed since Purchase Payment Surrender charge = 6%
            Since $30,000 has already been withdrawn from the initial Purchase Payment, $20,000 is allocated to the initial Purchase Payment
            Only 3 full years have passed since the first Purchase Payment

          Surrender charge = 5%

            Since the second Purchase Payment was $50,000, the entire $50,000 is allocated to the second Purchase Payment
            Only 2 full years have passed since the second Purchase Payment

          Surrender charge = 6%

            Since the third Purchase Payment was $50,000, the entire $50,000 is allocated to the third Purchase Payment
            Only 1 full year has passed since the third Purchase Payment

          Surrender charge = 6%

            Allocating the surrender amount to the three Purchase Payments covers only $120,000 of the eligible $150,000. So the remaining $30,000 must be allocated on a pro-rata basis to the remaining Purchase Payments:
              $30,000 * ($20,000 / $120,000) = $5,000 (The first Purchase Payment has $25,000 ($20,000 + $5,000) allocated to it)
              $30,000 * ($50,000 / $120,000) = $12,500 (The second Purchase Payment has $62,500 ($50,000 + $12,500) allocated to it)
              $30,000 * ($50,000 / $120,000) = $12,500 (The third Purchase Payment has $62,500 ($50,000 + $12,500) allocated to it)

(iv) Surrender charge = amount(s) from step (ii) multiplied by amount(s) from step (iii)	$30,000 * 6% = $1,800	$25,000 * 5% = $1,250 $62,500 * 6% = $3,750 $62,500 * 6% = $3,750 $1,250 + $3,750 + $3,750 = $8,750

          (A) For the purposes of this illustration, "Net Purchase Payments" means the total Purchase Payments less total withdrawals.

          APPENDIX C

          EXPLANATION OF THE VARIABLE INCOME PAYMENT CALCULATION

          The purpose of the following example is to illustrate variable income payments under the Contract. The example is based on hypothetical Annuity Values and transactions and assumes hypothetical positive and negative investment performance of the Variable Account. The example is not representative of past or future performance and is not intended to project or predict future investment results. There is, of course, no assurance that the Variable Account will experience positive investment performance. Actual results may be higher or lower.

          Assuming an Annuity Value of $100,000 on the Annuity Date and annual variable income payments selected under Option A with a 5 year certain period, the dollar amount of the payment determined, but not paid, on the Annuity Date is calculated using an interest assumption of 5%, as shown below.

          There are 5 annual payments scheduled. Assuming an interest rate of 5%, the applied Annuity Value is then assumed to have a balance of $0 after the last payment is made at the end of the 5th year. The amount of the payment determined on the Annuity Date is the amount necessary to force this balance to $0.

Date	Interest Earned During Year at 5%	Annuity Value Before Payment	Payment Made	Annuity Value After Payment
Annuity Date		$100,000.00	$0.00	$100,000.00
End of 1st year	$5,000.00	$105,000.00	$23,097.48	$81,902.52
End of 2nd year	$4,095.13	$85,997.65	$23,097.48	$62,900.17
End of 3rd year	$3,145.01	$66,045.17	$23,097.48	$42,947.69
End of 4th year	$2,147.38	$45,095.08	$23,097.48	$21,997.60
End of 5th year	$1,099.88	$23,097.48	$23,097.48	$0.00

          Assuming an interest rate of 5%, a payment of $23,097.48 is determined, but not paid, on the Annuity Date.

          The actual variable income payment made at the end of the 1st year will equal $23,097.48 only if the net investment return during the 1st year equals 5%. If the net investment return exceeds 5%, then the 1st payment will exceed $23,097.48. If the net investment return is less than 5%, then the 1st payment will be less than $23,097.48.

          Subsequent variable payments will vary based on the net investment return during the year in which the payment is scheduled to be made. A payment will equal the payment made at the end of the prior year only if the net investment return equals 5%. If the net investment return exceeds 5%, then the payment will exceed the prior payment. If the net investment return is less than 5%, then the payment will be less than the prior payment.

          Explanation Of The Commuted Value Calculation

          A Contract may be fully or partially surrendered for a commuted value while variable income payments under Annuity Option A are being made. (See "Annuity Options.") If the Contract is surrendered, the amount payable will be the commuted value of future payments at the assumed interest rate of 5%, which will be equal to the values shown in the column titled "Annuity Value after Payment," above. If the Contract is surrendered while variable income payments are being made under Annuity Option A and within 4 years of a Purchase Payment for the L Series or within 7 years for the B Series, the amount payable will be reduced by any applicable surrender charge. (See "Annuity Income Payments, Variable Income Payments.") Surrender charges are not assessed for the C Series.

          APPENDIX D

          CONDENSED FINANCIAL INFORMATION

          Sub-Accounts

          The date of inception of each of the Sub-Accounts available in the Contract as follows:

March 14, 1994 —	Invesco V.I. U.S Government Money Portfolio
October 2, 2000 —	Invesco V.I. Mid Cap Growth II
May 1, 2002 —	Lord Abbett Mid-Cap Stock, Value Class Lord Abbett Bond-Debenture, Value Class
June 2, 2003 —	Lord Abbett Growth Opportunities, Value Class
          Lord Abbett Dividend Growth, Value Class
          MFS® Growth SS
          MFS® Research SS
          MFS® Investors Trust SS
          MFS® VIT II Massachusetts Investors Growth Stock Portfolio SS(A)
          MFS® Total Return SS
          MFS® New Discovery SS
          MFS® Utilities SS
          Invesco V.I. Capital Appreciation, Series II
          Invesco V.I. Main Street Fund, Series II
          Invesco V.I. Global Strategic Income, Series II
          Invesco V.I. Global, Series II
          Invesco V.I. Comstock II
          Invesco V.I. Growth and Income II

December 19, 2003 —	Invesco V.I. Government Securities II Invesco V.I. Equity and Income II
May 1, 2006 —	Fidelity VIP Mid Cap-SC2
          Fidelity VIP Contrafund®-SC2
          Fidelity VIP Investment Grade Bond-SC2
          Fidelity VIP Index 500-SC2
          Franklin DynaTech VIP-C2
          Franklin Income VIP-C2
          Franklin Mutual Shares VIP-C2
          Franklin Rising Dividends VIP-C2
          Franklin Small-Mid Cap Growth VIP-C2
          Templeton Foreign VIP-C2
          Templeton Growth VIP-C2

May 1, 2007 —	Franklin U.S. Government Securities VIP-C2 Templeton Global Bond VIP-C2
May 1, 2008 —	Goldman Sachs Strategic Growth, Service Class Goldman Sachs International Equity Insights, Service Class
November 2, 2009 —	Franklin Small Cap Value VIP-C2
          Goldman Sachs Growth Opportunities, Service Class
          ClearBridge Variable Mid Cap, Class II
          ClearBridge Variable Small Cap Growth, Class II
          Lord Abbett Fundamental Equity, Value Class
          MFS® Total Return Bond SS
          MFS® Value SS
          PIMCO Long-Term US Government, Advisor Class
          PIMCO Low Duration, Advisor Class
          PIMCO Real Return, Advisor Class
          PIMCO Short-Term, Advisor Class
          PIMCO Total Return, Advisor Class
          Royce Capital Micro-Cap, Service Class
          Royce Capital Small-Cap, Service Class
          Invesco V.I. American Value II
          Invesco V.I. Balanced Risk Allocation II

May 1, 2010 —	Goldman Sachs Mid Cap Value, Service Class
May 1, 2012 —	Invesco V.I. Global Real Estate II
          Invesco V.I. International Growth II
          Invesco V.I. Small Cap Equity II
          QS Legg Mason Dynamic Multi-Strategy VIT, Class II
          MFS® VIT II Emerging Markets Equity Portfolio SS
          MFS® VIT II International Intrinsic Value Portfolio SS
          PIMCO All Asset, Advisor Class
          Templeton Developing Markets VIP-C2

May 1, 2013 —	Goldman Sachs Global Trends Allocation, Service Class PIMCO Global Diversified Allocation, Advisor Class
May 2, 2016 —	Protective Life Dynamic Allocation Series- Conservative Protective Life Dynamic Allocation Series- Moderate Protective Life Dynamic Allocation Series- Growth

          (A) MFS Investors Growth Stock Series merged into MFS Massachusetts Investors Growth Stock Portfolio, a series of MFS Variable Insurance Trust II in March, 2015.

          Accumulation Units

          The following tables show, for each available Sub-Account, Accumulation Unit values and outstanding Accumulation Units for the class of Accumulation Units available in the Contract as of December 31 of each year listed, by class. We offer other variable annuity contracts with classes of Accumulation Units in each available Sub-Account that have different mortality and expense risk charges and administration charges than the classes of Accumulation Units offered in the Contract. Only the classes of Accumulation Units available in the Contract are shown in the following tables. For charges associated with these classes of Accumulation Units, see "Fees and Expenses, Periodic Fees and Charges," on page 6 of this Prospectus.

          You should read the information in the following tables in conjunction with the Variable Account's financial statements and the related notes in the Statement of Additional Information.

          The following tables do not include Sub-Accounts that were not in operation as of December 31, 2020.

		Accumulation Unit Values			Accumulation Units Outstanding
		ALL ACCUMULATION UNIT VALUES ARE ROUNDED TO THE NEAREST WHOLE CENT			ALL ACCUMULATION UNITS ARE ROUNDED TO THE NEAREST UNIT
Sub Account	Year Ended	B Series	C Series	L Series	B Series	C Series	L Series
ClearBridge Variable Mid Cap II	2020	23.48	22.49	29.44	480,063	34,017	182,991
	2019	20.67	19.89	26.00	641,011	43,697	214,854
	2018	15.79	15.26	19.93	141,147	30,357	107,214
	2017	18.34	17.81	23.24	854,567	59,483	257,040
	2016	16.51	16.11	20.99	920,490	68,816	298,228
	2015	15.33	15.02	19.56	298,070	43,297	179,298
	2014	15.23	14.99	19.50	1,003,681	83,634	365,147
	2013	14.31	14.15	18.39	1,077,349	100,950	402,211
	2012	10.58	10.51	13.64	577,599	96,456	376,638
	2011	9.11	9.10	11.80	41,216	14,822	189,941
ClearBridge Variable Small Cap Growth II	2020	35.73	34.23	46.79	154,381	14,069	47,109
	2019	25.33	24.38	33.29	227,215	20,848	58,148
	2018	20.28	19.60	26.74	76,748	8,482	32,496
	2017	19.91	19.33	26.35	280,824	12,338	85,027
	2016	16.28	15.88	21.62	219,827	18,924	71,671
	2015	15.63	15.31	20.83	98,218	7,923	27,149
	2014	16.59	16.34	22.20	203,306	21,264	75,883
	2013	16.20	16.02	21.74	226,251	18,486	69,707
	2012	11.19	11.12	15.08	96,007	4,462	44,218
	2011	9.53	9.51	12.89	4,163	—	17,608
Fidelity Contrafund Portfolio SC2	2020	29.40	28.16	30.62	1,497,060	99,270	627,166
	2019	22.87	22.01	23.91	2,054,501	121,962	751,021
	2018	17.65	17.06	18.52	473,565	73,963	355,005
	2017	19.16	18.60	20.17	2,736,953	156,978	1,019,937
	2016	15.96	15.57	16.86	2,934,200	184,433	1,195,543
	2015	15.01	14.71	15.92	1,108,172	140,108	673,817
	2014	15.15	14.91	16.12	3,057,665	229,480	1,473,305
	2013	13.74	13.59	14.67	3,181,597	260,098	1,656,586
	2012	10.63	10.56	11.39	1,617,716	246,893	1,379,824
	2011	9.28	9.26	9.98	96,913	30,562	679,613
Fidelity Index 500 Portfolio SC2	2020	29.94	28.68	29.60	1,633,094	80,469	648,837
	2019	25.72	24.75	25.51	2,057,097	109,619	724,353
	2018	19.89	19.23	19.80	1,023,699	52,916	373,679
	2017	21.15	20.54	21.13	2,541,702	180,406	874,083
	2016	17.65	17.22	17.70	2,512,084	199,550	1,012,850
	2015	16.03	15.71	16.12	1,550,102	105,937	821,172
	2014	16.07	15.82	16.22	1,448,434	204,707	945,720
	2013	14.37	14.21	14.56	1,267,562	194,151	835,405
	2012	11.04	10.96	11.22	610,761	123,543	822,892
	2011	9.67	9.65	9.87	40,449	6,756	487,331
Fidelity Investment Grade Bonds SC2	2020	12.71	12.18	15.35	2,544,371	161,969	775,868
	2019	11.80	11.35	14.30	2,930,814	175,156	768,678
	2018	10.92	10.56	13.29	3,292,479	190,751	839,587
	2017	11.16	10.83	13.62	3,356,788	221,420	957,973
	2016	10.87	10.60	13.32	3,214,531	225,936	1,025,530
	2015	10.54	10.33	12.96	2,839,753	247,364	1,001,485
	2014	10.77	10.60	13.29	2,405,122	291,382	990,468
	2013	10.33	10.22	12.79	2,261,223	288,093	1,059,419
	2012	10.69	10.62	13.28	1,195,831	235,559	920,844
	2011	10.25	10.23	12.79	78,731	29,051	537,444
Fidelity Mid Cap SC2	2020	21.38	20.49	24.30	1,487,710	109,068	473,688
	2019	18.38	17.69	20.96	1,913,082	121,219	557,126
	2018	15.12	14.62	17.30	533,226	88,395	296,780
	2017	17.98	17.46	20.64	2,465,545	140,492	738,820
	2016	15.11	14.74	17.41	2,782,288	170,660	904,858
	2015	13.68	13.40	15.82	814,244	133,311	469,336
	2014	14.09	13.87	16.35	3,001,582	218,799	1,104,144
	2013	13.46	13.31	15.68	3,274,450	303,152	1,338,048
	2012	10.04	9.97	11.73	1,825,854	309,347	1,212,788
	2011	8.88	8.86	10.41	122,593	63,167	651,162
Franklin DynaTech VIP CL 2	2020	33.12	31.73	34.48	140,322	9,767	91,688
	2019	23.16	22.29	24.20	171,046	6,885	98,268
	2018	17.89	17.29	18.76	43,367	6,311	52,214
	2017	17.58	17.07	18.50	174,621	9,683	81,554
	2016	14.03	13.68	14.81	183,411	8,814	81,328
	2015	14.63	14.34	15.51	78,063	9,805	65,828
	2014	14.21	13.99	15.11	137,754	10,274	72,723
	2013	13.56	13.42	14.48	146,519	13,491	89,874
	2012	10.00	9.93	10.71	79,286	11,225	91,547
	2011	9.27	9.25	9.96	2,582	1,673	54,810
Franklin Income VIP Class 2	2020	14.98	14.35	17.78	1,801,396	122,131	452,074
	2019	15.07	14.51	17.95	2,220,349	142,621	524,120
	2018	13.16	12.72	15.73	802,968	131,439	307,965
	2017	13.93	13.53	16.71	2,780,612	191,990	692,480
	2016	12.87	12.56	15.49	2,950,066	216,863	812,956
	2015	11.44	11.21	13.81	1,006,834	198,235	534,530
	2014	12.47	12.27	15.11	976,357	258,075	595,015
	2013	12.07	11.94	14.69	3,305,769	403,244	1,477,183
	2012	10.73	10.66	13.10	1,600,156	344,043	1,136,750
	2011	9.65	9.64	11.83	128,667	24,765	703,366
Franklin Mutual Shares VIP CL 2	2020	16.83	16.13	15.70	2,956,699	192,581	1,210,278
	2019	17.96	17.28	16.81	3,365,246	208,008	1,264,998
	2018	14.85	14.35	13.95	1,016,479	145,309	717,785
	2017	16.54	16.07	15.59	4,306,192	260,616	1,732,207
	2016	15.47	15.09	14.63	4,693,201	293,289	2,017,193
	2015	13.50	13.23	12.82	1,207,801	200,293	1,090,298
	2014	14.39	14.17	13.71	4,500,175	338,076	2,188,052
	2013	13.61	13.46	13.01	5,260,020	482,218	2,767,109
	2012	10.75	10.68	10.32	2,839,060	456,177	2,362,135
	2011	9.54	9.52	9.18	216,879	74,524	1,293,665
Franklin Rising Dividends VIP Class 2	2020	27.28	26.13	27.94	1,570,523	116,393	622,057
	2019	23.83	22.93	24.50	2,108,715	137,526	820,485
	2018	18.68	18.06	19.28	818,448	98,794	453,319
	2017	19.94	19.37	20.65	2,951,403	200,339	1,065,852
	2016	16.76	16.35	17.41	3,311,228	229,055	1,299,984
	2015	14.63	14.34	15.26	1,012,671	136,126	718,870
	2014	15.38	15.15	16.10	3,826,516	326,410	1,586,909
	2013	14.34	14.18	15.06	4,052,087	369,519	1,798,682
	2012	11.20	11.13	11.80	2,196,744	266,089	1,373,728
	2011	10.14	10.12	10.72	190,127	32,205	670,615
Franklin Small Cap Value VIP CL 2	2020	21.57	20.66	26.19	170,225	13,829	58,055
	2019	20.77	19.99	25.32	201,737	14,827	59,204
	2018	16.66	16.10	20.37	66,104	13,035	36,119
	2017	19.37	18.81	23.78	274,397	17,944	84,160
	2016	17.74	17.31	21.85	306,825	18,885	105,603
	2015	13.80	13.53	17.06	91,803	16,256	56,766
	2014	15.10	14.87	18.73	144,414	17,648	69,863
	2013	15.21	15.05	18.94	270,000	19,442	138,735
	2012	11.31	11.24	14.13	135,949	19,005	89,258
	2011	9.68	9.66	12.14	6,862	2,476	51,571
Franklin Small-Mid Cap Growth VIP Fund - Class 2	2020	31.98	30.63	34.25	172,495	9,823	114,783
	2019	20.89	20.10	22.45	240,412	10,173	154,071
	2018	16.10	15.57	17.37	50,271	7,113	97,738
	2017	17.24	16.74	18.66	354,455	12,744	199,889
	2016	14.39	14.04	15.63	366,223	13,929	219,346
	2015	13.99	13.71	15.26	83,508	8,335	124,047
	2014	14.56	14.34	15.93	299,034	18,304	187,839
	2013	13.73	13.58	15.07	288,808	16,727	221,019
	2012	10.07	10.00	11.09	138,448	15,317	207,044
	2011	9.20	9.19	10.18	7,991	1,618	131,911
Franklin US Government Securities VIP CL 2	2020	10.51	10.07	11.98	2,681,889	181,238	1,059,470
	2019	10.26	9.87	11.73	3,327,440	203,340	1,160,196
	2018	9.87	9.55	11.33	3,991,909	231,402	1,323,518
	2017	9.97	9.68	11.48	4,269,960	257,745	1,454,871
	2016	9.97	9.73	11.52	4,486,340	291,748	1,514,087
	2015	10.03	9.83	11.64	4,510,870	299,485	1,636,834
	2014	10.12	9.96	11.78	4,574,187	366,121	1,901,044
	2013	9.92	9.81	11.58	4,413,287	449,150	1,949,975
	2012	10.28	10.21	12.04	2,320,608	434,924	1,738,106
	2011	10.22	10.20	12.02	166,876	84,820	890,850
Goldman Sachs Global Trends Allocation Fund SC	2020	12.80	12.36	12.45	341,397	12,983	140,346
	2019	12.46	12.08	12.16	409,096	17,439	142,388
	2018	11.27	10.98	11.05	436,286	17,928	139,419
	2017	11.94	11.69	11.74	425,744	18,587	128,175
	2016	10.70	10.51	10.55	421,660	24,534	163,540
	2015	10.39	10.26	10.28	448,592	27,999	178,554
	2014	11.17	11.08	11.10	233,353	21,064	144,339
	2013	10.89	10.85	10.86	162,875	11,075	126,392
Goldman Sachs International Equity Insights Fund SC	2020	13.12	12.57	16.43	150,359	7,009	58,988
	2019	12.47	12.00	15.68	189,071	3,367	87,013
	2018	10.69	10.33	13.48	58,156	4,090	38,013
	2017	12.98	12.60	16.43	216,735	6,417	80,922
	2016	10.42	10.16	13.23	59,992	4,927	42,091
	2015	10.87	10.65	13.85	86,701	9,790	49,449
	2014	10.93	10.76	13.98	57,311	13,060	52,024
	2013	11.99	11.86	15.40	159,475	15,098	78,413
	2012	9.82	9.76	12.65	116,004	16,651	67,444
	2011	8.23	8.22	10.64	12,888	1,420	45,933
Goldman Sachs Mid Cap Value SC	2020	20.59	19.72	22.29	981,940	49,897	321,720
	2019	19.28	18.55	20.95	1,262,932	59,677	390,350
	2018	14.89	14.40	16.24	348,891	36,660	173,917
	2017	16.90	16.41	18.49	1,778,635	83,340	524,315
	2016	15.44	15.07	16.96	2,005,887	86,515	661,547
	2015	13.81	13.54	15.22	558,322	52,233	305,021
	2014	15.47	15.23	17.11	2,205,100	119,218	840,253
	2013	13.83	13.68	15.35	2,346,513	157,183	940,160
	2012	10.57	10.50	11.78	1,435,337	147,790	705,603
	2011	9.06	9.05	10.13	139,959	18,367	244,727
Goldman Sachs Strategic Growth SC	2020	38.34	36.73	50.85	851,831	86,485	328,451
	2019	27.72	26.68	36.90	1,233,172	109,322	413,719
	2018	20.76	20.07	27.73	413,398	86,061	198,138
	2017	21.31	20.70	28.57	1,908,259	134,483	583,627
	2016	16.56	16.16	22.28	2,091,334	156,888	651,339
	2015	16.50	16.17	22.28	1,632,717	155,941	584,902
	2014	16.21	15.96	21.96	2,497,792	214,411	768,346
	2013	14.49	14.33	19.69	2,683,272	261,865	878,940
	2012	11.12	11.05	15.17	1,471,279	281,581	798,374
	2011	9.42	9.40	12.89	104,177	60,335	379,627
Goldman Sachs VIT Growth Opportunities SC	2020	33.13	31.74	41.10	101,812	12,759	41,062
	2019	23.26	22.39	28.96	129,618	18,166	62,359
	2018	17.58	16.99	21.96	17,708	8,762	21,632
	2017	18.62	18.08	23.35	143,970	16,851	48,037
	2016	14.86	14.50	18.70	176,232	13,806	84,758
	2015	14.85	14.55	18.75	38,136	8,973	38,459
	2014	15.87	15.62	20.11	231,438	16,340	108,900
	2013	14.47	14.31	18.40	180,096	15,730	75,839
	2012	11.09	11.02	14.16	97,630	15,223	66,281
	2011	9.41	9.39	12.05	1,042	—	30,923
Invesco VI American Value II	2020	18.34	17.57	23.01	330,984	12,566	40,143
	2019	18.43	17.73	23.20	326,110	13,675	57,638
	2018	14.97	14.47	18.92	238,605	10,063	27,189
	2017	17.41	16.91	22.08	333,710	22,200	63,583
	2016	16.08	15.69	20.46	311,964	22,078	77,846
	2015	14.14	13.86	18.06	99,383	8,394	32,251
	2014	15.80	15.56	20.26	156,090	24,375	80,059
	2013	14.63	14.46	18.81	141,369	30,994	82,325
	2012	11.06	10.99	14.28	46,710	24,357	51,451
	2011	9.57	9.56	12.40	535	2,967	26,560
Invesco VI Balanced Risk Allocation II	2020	15.04	14.40	16.82	2,090,896	195,391	722,930
	2019	13.85	13.33	15.55	2,586,824	228,817	877,394
	2018	12.21	11.81	13.76	2,900,842	218,820	1,037,433
	2017	13.27	12.88	15.00	3,077,406	261,150	1,116,537
	2016	12.24	11.94	13.88	3,230,214	275,842	1,417,053
	2015	11.12	10.90	12.66	3,102,576	299,001	1,446,168
	2014	11.78	11.60	13.46	2,674,304	195,006	1,196,476
	2013	11.29	11.17	12.95	2,640,188	192,418	1,474,774
	2012	11.28	11.21	12.98	1,108,337	100,010	775,951
	2011	10.33	10.31	11.93	37,421	16,773	86,372
Invesco VI Comstock II	2020	20.52	19.66	30.59	364,079	22,658	85,799
	2019	21.02	20.23	31.45	412,681	22,523	95,371
	2018	17.05	16.48	25.59	113,509	11,346	64,622
	2017	19.71	19.14	29.70	452,380	26,841	121,151
	2016	16.98	16.57	25.68	405,291	33,623	131,435
	2015	14.71	14.41	22.32	128,280	21,890	80,485
	2014	15.89	15.64	24.19	405,233	46,665	146,147
	2013	14.75	14.59	22.54	380,370	35,634	151,795
	2012	11.02	10.95	16.90	171,214	28,153	130,104
	2011	9.39	9.37	14.45	7,160	503	103,764
Invesco VI Equity and Income II	2020	19.14	18.34	27.93	1,186,821	60,043	340,946
	2019	17.69	17.02	25.89	1,486,289	86,607	401,410
	2018	14.93	14.43	21.94	481,536	57,489	209,184
	2017	16.76	16.28	24.71	1,808,451	102,613	522,549
	2016	15.33	14.95	22.68	1,964,606	116,309	617,571
	2015	13.52	13.25	20.08	535,499	75,068	306,003
	2014	14.06	13.85	20.96	1,978,899	149,973	776,324
	2013	13.10	12.96	19.59	1,941,681	204,376	871,088
	2012	10.63	10.56	15.95	1,004,181	161,966	649,112
	2011	9.58	9.56	14.43	68,073	28,599	385,885
Invesco VI Global Real Estate II	2020	13.45	12.93	13.04	244,145	11,694	93,351
	2019	15.59	15.05	15.17	293,521	17,488	123,794
	2018	12.88	12.49	12.57	88,366	1,318	39,385
	2017	13.93	13.57	13.65	362,161	18,668	155,482
	2016	12.52	12.25	12.31	29,889	957	12,964
	2015	12.46	12.25	12.29	53,815	957	12,841
	2014	12.85	12.69	12.72	433,645	7,841	181,199
	2013	11.38	11.29	11.31	391,601	6,206	156,088
	2012	11.26	11.22	11.23	125,875	2,869	100,855
Invesco VI Government Securities II	2020	11.06	10.60	10.93	988,767	5,472	96,911
	2019	10.58	10.18	10.49	925,814	5,488	116,872
	2018	10.13	9.80	10.08	952,247	7,469	120,795
	2017	10.24	9.94	10.22	906,636	4,923	110,822
	2016	10.20	9.95	10.22	761,290	4,426	119,366
	2015	10.23	10.02	10.29	386,976	5,911	130,987
	2014	10.36	10.20	10.45	276,805	3,827	141,518
	2013	10.10	9.99	10.23	180,331	5,461	155,569
	2012	10.53	10.47	10.71	166,665	16,033	169,859
	2011	10.44	10.42	10.65	8,278	5,744	118,398
Invesco VI Growth & Income II	2020	20.56	19.69	27.41	2,709,852	194,292	850,072
	2019	20.45	19.68	27.37	3,270,148	214,056	935,936
	2018	16.60	16.04	22.29	683,238	129,936	463,639
	2017	19.46	18.90	26.23	4,331,494	269,809	1,232,938
	2016	17.29	16.87	23.38	5,033,975	311,448	1,496,544
	2015	14.67	14.37	19.91	1,417,656	199,683	752,886
	2014	15.37	15.13	20.93	5,269,779	377,060	1,693,266
	2013	14.16	14.00	19.36	5,558,202	482,715	1,883,914
	2012	10.72	10.65	14.71	3,044,465	465,416	1,666,217
	2011	9.50	9.48	13.08	212,760	79,795	819,185
Invesco VI International Growth II	2020	16.24	15.61	15.05	170,616	5,156	70,492
	2019	14.47	13.97	13.46	221,948	7,634	82,712
	2018	11.43	11.09	10.67	54,241	—	14,343
	2017	13.66	13.31	12.80	271,305	7,039	107,869
	2016	11.28	11.04	10.60	37,816	—	17,471
	2015	11.50	11.31	10.85	40,354	—	21,618
	2014	11.97	11.82	11.33	48,547	—	21,470
	2013	12.12	12.02	11.51	127,464	928	69,445
	2012	10.34	10.30	9.86	23,939	1,292	18,626
	2011			8.70			14,817
Invesco VI Mid-Cap Growth II	2020	18.93	18.13	11.60	—	—	—
	2019	20.27	19.51	12.47	121,642	3,532	159,186
	2018	15.33	14.82	9.46	26,599	1,898	76,995
	2017	16.50	16.02	10.22	147,456	2,154	188,290
	2016	13.69	13.35	8.51	154,540	2,392	205,809
	2015	13.79	13.51	8.60	42,983	2,745	119,749
	2014	13.82	13.61	8.65	215,060	1,727	147,786
	2013	13.00	12.86	8.17	230,070	1,502	166,256
	2012	9.65	9.58	6.08	112,621	3,564	163,770
	2011	8.75	8.74	5.54	5,738	5,092	141,478
Invesco VI Small Cap Equity II	2020	20.57	19.76	19.94	46,948	563	10,914
	2019	16.43	15.86	15.98	63,903	680	13,200
	2018	13.17	12.78	12.86	16,149	—	1,199
	2017	15.75	15.35	15.44	82,985	729	14,179
	2016	14.03	13.73	13.80	82,967	1,311	14,628
	2015	12.71	12.50	12.55	19,481	—	—
	2014	13.67	13.50	13.53	54,427	1,483	16,068
	2013	13.56	13.46	13.48	62,780	1,563	23,734
	2012	10.02	9.99	10.00	35,941	—	12,402
Lord Abbett Bond Debenture VC	2020	15.61	14.95	26.54	4,269,665	291,365	1,233,307
	2019	14.74	14.18	25.15	5,232,119	349,190	1,417,680
	2018	13.17	12.74	22.56	6,019,879	391,717	1,597,698
	2017	13.91	13.51	23.90	6,516,383	452,034	1,832,062
	2016	12.90	12.59	22.25	6,907,510	471,172	1,876,835
	2015	11.66	11.42	20.17	7,472,786	557,016	2,136,207
	2014	11.99	11.81	20.83	7,306,428	617,574	2,374,549
	2013	11.65	11.52	20.30	6,945,400	686,362	2,360,387
	2012	10.91	10.84	19.08	3,287,886	567,809	1,820,376
	2011	9.82	9.80	17.24	250,347	71,892	1,126,556
Lord Abbett Dividend Growth VC	2020	25.47	24.40	39.99	413,631	18,120	81,193
	2019	22.36	21.51	35.23	500,904	22,006	84,935
	2018	17.91	17.32	28.33	348,927	18,763	38,067
	2017	19.04	18.49	30.22	670,886	34,412	145,910
	2016	16.19	15.80	25.79	687,204	38,826	207,263
	2015	14.25	13.97	22.78	135,813	11,020	41,657
	2014	14.76	14.53	23.67	186,153	35,385	85,599
	2013	13.40	13.26	21.57	239,394	43,274	118,402
	2012	10.61	10.55	17.15	35,479	19,999	68,988
	2011	9.56	9.54	15.50	867	7,971	52,594
Lord Abbett Classic Stock VC	2020	19.01	18.21	18.15	—	—	—
	2019	19.26	18.53	18.45	—	—	—
	2018	16.44	15.89	15.81	29,432	9,032	27,504
	2017	18.06	17.54	17.43	326,295	16,218	102,152
	2016	15.66	15.28	15.17	374,237	17,009	116,246
	2015	14.11	13.83	13.72	141,722	11,379	62,385
	2014	14.43	14.21	14.07	410,961	16,412	144,096
	2013	13.40	13.25	13.11	453,159	18,181	167,817
	2012	10.45	10.38	10.26	235,278	15,217	138,397
	2011	9.20	9.18	9.07	235	—	63,701
Lord Abbett Growth Opportunities VC	2020	30.08	28.81	51.72	206,973	15,005	57,968
	2019	21.86	21.04	37.73	292,700	20,227	84,661
	2018	16.24	15.70	28.13	43,086	7,216	28,372
	2017	16.95	16.46	29.45	380,935	24,421	97,823
	2016	13.97	13.63	24.36	406,898	24,790	106,215
	2015	13.98	13.70	24.47	109,575	9,679	35,887
	2014	13.79	13.58	24.22	66,704	3,149	37,512
	2013	13.17	13.03	23.22	68,951	3,293	36,808
	2012	9.74	9.67	17.22	44,041	1,017	28,857
	2011	8.65	8.63	15.35	1,180	—	17,892
Lord Abbett Mid Cap Stock VC	2020	17.12	16.40	23.14	96,479	7,740	55,684
	2019	16.92	16.28	22.95	126,251	9,579	79,997
	2018	13.98	13.51	19.03	41,505	8,398	60,607
	2017	16.67	16.19	22.78	139,851	13,217	104,511
	2016	15.81	15.42	21.68	158,027	20,058	114,154
	2015	13.76	13.49	18.93	65,055	15,861	86,072
	2014	14.49	14.27	20.01	135,134	23,749	120,301
	2013	13.17	13.02	18.24	139,429	18,330	127,371
	2012	10.24	10.17	14.23	84,936	17,046	142,862
	2011	9.05	9.04	12.63	6,961	1,515	150,827
Lord Abbett Series Fundamental Equity VC	2020	18.80	18.01	22.79	1,457,169	107,886	509,430
	2019	18.72	18.01	22.77	1,778,299	119,094	561,995
	2018	15.60	15.09	19.05	580,252	84,759	330,259
	2017	17.22	16.72	21.09	2,454,706	157,522	789,930
	2016	15.49	15.11	19.05	2,769,629	184,462	940,162
	2015	13.56	13.29	16.73	756,394	126,324	478,601
	2014	14.23	14.01	17.62	3,266,974	239,725	1,217,682
	2013	13.46	13.31	16.72	3,451,741	315,823	1,502,347
	2012	10.04	9.98	12.52	1,962,623	310,652	1,133,475
	2011	9.20	9.18	11.51	133,157	58,034	529,028
MFS Growth Series SC	2020	38.93	37.29	61.90	12,822	548	10,780
	2019	29.99	28.86	47.85	18,315	721	14,356
	2018	22.05	21.32	35.31	22,819	786	18,381
	2017	21.82	21.19	35.06	31,417	940	23,348
	2016	16.86	16.45	27.19	42,913	2,528	27,803
	2015	16.72	16.38	27.06	73,355	5,332	39,154
	2014	15.79	15.54	25.64	372,382	33,935	117,578
	2013	14.72	14.55	23.99	399,806	41,359	188,116
	2012	10.92	10.85	17.87	147,058	84,280	91,256
	2011	9.45	9.43	15.52	10,052	10,269	42,103
MFS Investors Trust Series - SC	2020	26.88	25.75	36.23	108,114	37,106	94,127
	2019	23.97	23.07	32.43	137,057	43,078	110,299
	2018	18.51	17.89	25.12	197,038	47,450	126,368
	2017	19.88	19.31	27.09	228,367	58,193	153,696
	2016	16.37	15.97	22.39	259,058	67,923	187,019
	2015	15.32	15.01	21.02	293,486	78,867	218,517
	2014	15.52	15.28	21.38	1,864,919	155,328	589,099
	2013	14.21	14.05	19.63	1,993,409	185,460	678,420
	2012	10.93	10.86	15.15	1,058,048	177,075	614,419
	2011	9.32	9.30	12.97	78,439	28,634	307,998
MFS New Discovery SC	2020	32.09	30.74	81.55	94,939	16,447	44,096
	2019	22.34	21.49	56.96	134,849	22,682	56,738
	2018	16.02	15.48	40.99	173,532	26,785	68,037
	2017	16.51	16.04	42.41	215,279	32,625	89,683
	2016	13.24	12.92	34.13	257,251	39,911	109,510
	2015	12.33	12.09	31.90	292,196	43,439	116,331
	2014	12.77	12.57	33.14	416,934	53,914	150,403
	2013	13.98	13.83	36.43	1,818,167	136,227	375,070
	2012	10.03	9.97	26.23	965,374	137,367	314,297
	2011	8.41	8.39	22.06	67,228	20,075	156,616
MFS Research SC	2020	28.31	27.12	39.85	4,689	1,002	3,006
	2019	24.66	23.73	34.83	5,584	1,169	3,265
	2018	18.84	18.22	26.71	7,434	1,269	4,489
	2017	20.02	19.44	28.48	8,164	1,884	4,878
	2016	16.48	16.08	23.53	9,170	3,415	5,820
	2015	15.39	15.08	22.05	10,079	3,627	6,245
	2014	15.51	15.27	22.30	71,184	13,738	31,493
	2013	14.29	14.14	20.62	71,658	15,640	29,531
	2012	10.97	10.90	15.88	36,182	18,178	28,021
	2011	9.51	9.49	13.82	270	9,214	18,224
MFS Total Return SC	2020	18.63	17.85	32.59	67,778	20,555	73,457
	2019	17.23	16.58	30.26	79,715	23,717	81,131
	2018	14.54	14.05	25.61	88,854	26,955	89,832
	2017	15.65	15.20	27.67	101,646	30,452	99,992
	2016	14.15	13.81	25.11	124,340	32,485	116,359
	2015	13.18	12.91	23.46	129,930	33,697	125,492
	2014	13.43	13.22	24.00	610,378	97,092	280,814
	2013	12.57	12.43	22.54	608,828	104,531	300,835
	2012	10.72	10.65	19.30	308,039	77,597	267,201
	2011	9.79	9.78	17.69	26,485	7,494	207,356
MFS Utilities SC	2020	18.92	18.12	46.10	83,429	14,805	40,083
	2019	18.15	17.46	44.38	101,354	15,156	44,246
	2018	14.73	14.24	36.15	137,250	17,126	56,435
	2017	14.81	14.38	36.47	154,288	22,654	64,075
	2016	13.10	12.78	32.38	170,476	28,730	74,338
	2015	11.93	11.69	29.60	202,273	39,057	84,859
	2014	14.18	13.96	35.30	1,047,803	145,301	187,556
	2013	12.78	12.64	31.92	1,205,350	168,094	224,938
	2012	10.77	10.70	26.99	581,154	113,100	204,861
	2011	9.64	9.62	24.24	58,353	20,054	112,148
MFS VIT II Emerging Markets Equity SC	2020	11.83	11.37	11.47	1,359	—	1,393
	2019	10.87	10.49	10.57	6,723	—	1,363
	2018	9.16	8.88	8.94	6,695	—	1,482
	2017	10.81	10.53	10.59	6,417	—	1,361
	2016	7.95	7.78	7.82	7,784	—	1,504
	2015	7.39	7.27	7.29	11,715	—	1,567
	2014	8.62	8.51	8.53	25,074	—	1,412
	2013	9.38	9.31	9.33	262,437	6,126	94,430
	2012	10.05	10.02	10.02	110,376	2,054	51,415
MFS VIT II International Intrinsic Value SC	2020	23.36	22.45	22.65	1,031	—	—
	2019	19.69	19.01	19.16	6,914	—	—
	2018	15.88	15.40	15.50	7,551	—	—
	2017	17.82	17.36	17.46	8,020	—	—
	2016	14.24	13.93	14.00	9,418	—	—
	2015	13.89	13.66	13.71	13,565	—	—
	2014	13.24	13.07	13.11	144,715	12,350	70,227
	2013	13.26	13.16	13.18	215,158	13,920	144,105
	2012	10.53	10.49	10.50	68,091	1,631	42,916
MFS VIT II MA Investors Growth Stock Portfolio SC	2020	21.44	20.88	21.00	19,452	5,856	24,583
	2019	17.77	17.39	17.47	25,689	5,690	29,798
	2018	12.90	12.68	12.73	31,564	6,024	36,610
	2017	13.00	12.83	12.87	42,945	7,422	41,874
	2016	10.28	10.19	10.21	48,170	7,968	50,275
	2015	9.84	9.80	9.81	57,800	9,963	66,871
MFS VIT Total Return Bond Series SC	2020	12.79	12.25	13.44	681,634	106,166	276,814
	2019	11.98	11.53	12.63	897,725	116,279	324,073
	2018	11.04	10.67	11.68	1,208,582	128,300	368,127
	2017	11.34	11.01	12.04	1,301,338	147,322	423,124
	2016	11.03	10.76	11.75	1,393,082	167,598	455,970
	2015	10.74	10.52	11.49	1,554,199	188,160	550,706
	2014	10.94	10.77	11.75	1,928,201	236,403	786,056
	2013	10.50	10.38	11.31	1,921,913	277,808	812,584
	2012	10.78	10.71	11.65	1,028,311	270,610	680,503
	2011	10.20	10.18	11.06	69,727	56,311	372,367
MFS VIT Value SC	2020	23.44	22.45	26.38	102,760	19,017	74,650
	2019	23.00	22.14	25.99	128,761	20,207	80,576
	2018	18.00	17.40	20.40	155,582	24,179	93,198
	2017	20.34	19.76	23.15	177,846	35,149	109,837
	2016	17.56	17.13	20.05	207,661	40,920	126,903
	2015	15.64	15.33	17.92	269,096	47,922	164,012
	2014	15.99	15.75	18.39	3,048,655	177,578	1,103,512
	2013	14.70	14.54	16.97	3,277,046	201,965	1,102,877
	2012	10.99	10.92	12.72	1,547,211	146,511	766,517
	2011	9.61	9.59	11.16	35,455	26,559	177,525
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	2020			47.86			2,301
	2019			34.59			164
	2018			25.23			165
	2017			27.32			166
	2016			21.57			167
	2015			21.43			274
	2014			20.44			308
	2013			19.64			338
	2012			14.69			1,080
	2011			12.82			1,124
Invesco V.I. Global Strategic Income Fund, Series II	2020	11.65	11.16	21.56	2,506,004	208,806	743,051
	2019	11.46	11.03	21.28	2,970,767	244,449	809,030
	2018	10.50	10.15	19.56	3,574,760	271,452	873,838
	2017	11.14	10.82	20.84	3,753,832	301,251	989,286
	2016	10.65	10.39	19.98	3,844,136	331,243	1,075,042
	2015	10.15	9.95	19.12	4,177,816	374,536	1,234,622
	2014	10.55	10.38	19.93	4,151,355	413,636	1,232,780
	2013	10.43	10.31	19.78	3,935,251	466,119	1,300,898
	2012	10.60	10.53	20.18	1,912,789	394,031	1,049,436
	2011	9.49	9.48	18.14	179,980	48,629	595,699
Invesco V.I. Global Fund, Series II	2020	24.94	23.89	61.03	958,021	87,369	195,822
	2019	19.84	19.09	48.73	1,375,648	104,195	265,966
	2018	15.29	14.78	37.69	331,419	82,654	145,059
	2017	17.89	17.37	44.26	1,934,192	133,135	377,017
	2016	13.30	12.97	33.01	2,291,790	158,735	425,652
	2015	13.49	13.22	33.61	585,421	112,897	204,166
	2014	13.19	12.98	32.96	2,035,727	177,613	459,086
	2013	13.09	12.95	32.84	2,465,182	250,703	584,698
	2012	10.44	10.38	26.29	1,376,316	249,036	459,209
	2011	8.75	8.73	22.10	89,586	41,254	234,739
Invesco V.I. U.S. Government Money Portfolio, Series I	2020	9.17	8.79	1.18	6,187,832	250,523	14,100,346
	2019	9.27	8.92	1.20	7,612,072	274,761	16,941,444
	2018	9.24	8.93	1.20	61,723,220	2,066,315	130,987,899
	2017	9.24	8.97	1.20	9,402,757	377,422	20,982,477
	2016	9.32	9.09	1.22	11,298,853	506,198	30,424,006
	2015	9.44	9.25	1.24	60,905,994	2,585,261	159,217,582
	2014	9.57	9.42	1.26	11,283,505	550,589	40,566,373
	2013	9.69	9.58	1.28	1,672,651	301,054	15,434,413
	2012	9.82	9.75	1.30	894,788	231,897	9,982,546
	2011	9.94	9.93	1.32	35,736	42,202	10,687,916
Invesco V.I. Main Street Fund, Series II	2020	27.02	25.88	34.16	436,841	10,884	69,705
	2019	24.08	23.17	30.55	530,147	13,337	115,590
	2018	18.52	17.90	23.58	371,349	12,645	36,447
	2017	20.42	19.83	26.09	631,708	24,692	160,664
	2016	17.73	17.30	22.74	619,854	26,408	168,914
	2015	16.14	15.82	20.77	397,349	27,596	130,088
	2014	15.86	15.62	20.49	293,180	26,692	107,142
	2013	14.56	14.40	18.87	292,827	23,643	112,142
	2012	11.22	11.15	14.59	131,293	20,563	94,739
	2011	9.75	9.73	12.73	7,978	—	38,722
PIMCO VIT All Asset Advisor	2020	12.87	12.37	12.48	215,432	18,438	71,032
	2019	12.08	11.66	11.76	257,408	23,295	87,297
	2018	10.96	10.62	10.70	36,412	2,455	4,731
	2017	11.74	11.44	11.50	330,233	25,650	108,086
	2016	10.49	10.27	10.32	349,716	28,423	118,064
	2015	9.41	9.25	9.29	17,267	2,031	5,896
	2014	10.50	10.37	10.40	27,273	2,031	5,546
	2013	10.59	10.51	10.53	333,174	29,637	176,712
	2012	10.72	10.68	10.69	186,416	3,161	170,710
PIMCO VIT Global Diversified Allocation Portfolio	2020	13.97	13.48	13.59	308,133	3,084	109,063
	2019	13.61	13.20	13.29	382,263	6,588	106,506
	2018	11.34	11.04	11.11	385,670	7,173	135,398
	2017	12.63	12.36	12.42	346,123	7,879	85,153
	2016	10.95	10.76	10.81	300,533	10,369	128,296
	2015	10.31	10.18	10.21	286,391	8,990	131,584
	2014	11.06	10.97	10.99	96,869	1,790	18,933
	2013	10.60	10.57	10.57	48,560	1,842	7,586
PIMCO VIT Long-Term US Government Advisor	2020	16.91	16.20	17.51	407,183	29,466	143,962
	2019	14.61	14.06	15.18	420,697	17,991	130,036
	2018	13.07	12.64	13.63	432,683	15,329	135,958
	2017	13.58	13.19	14.22	501,164	16,405	125,055
	2016	12.64	12.33	13.28	310,126	21,494	131,535
	2015	12.74	12.48	13.42	388,495	16,707	167,411
	2014	13.10	12.89	13.85	279,332	23,388	102,607
	2013	10.71	10.59	11.37	257,870	36,736	98,426
	2012	12.48	12.40	13.29	191,833	28,326	159,358
	2011	12.12	12.10	12.96	18,289	13,502	111,710
PIMCO VIT Low Duration Advisor	2020	10.26	9.83	10.43	1,585,379	124,355	478,554
	2019	10.11	9.73	10.31	1,845,155	132,227	519,330
	2018	9.85	9.53	10.09	2,038,866	127,863	607,273
	2017	9.96	9.67	10.23	2,070,953	146,480	646,230
	2016	9.97	9.72	10.28	2,185,929	167,256	744,173
	2015	9.97	9.77	10.31	1,880,559	180,965	906,595
	2014	10.08	9.92	10.46	1,955,509	214,010	980,477
	2013	10.13	10.02	10.56	1,818,657	243,649	1,153,454
	2012	10.29	10.22	10.76	890,053	268,579	869,268
	2011	9.86	9.84	10.35	48,895	47,396	496,297
PIMCO VIT Real Return Advisor	2020	11.69	11.19	12.86	3,727,943	248,734	1,408,446
	2019	10.61	10.21	11.72	4,879,438	301,835	1,674,043
	2018	9.92	9.59	11.00	5,881,316	346,973	1,949,833
	2017	10.29	9.99	11.45	6,342,579	376,791	2,169,033
	2016	10.07	9.82	11.24	6,450,124	385,972	2,356,699
	2015	9.71	9.51	10.88	7,078,469	434,080	2,669,505
	2014	10.12	9.96	11.38	7,229,026	528,446	2,885,402
	2013	9.95	9.84	11.23	7,012,022	607,669	2,997,420
	2012	11.12	11.05	12.59	3,310,897	581,212	2,280,255
	2011	10.37	10.35	11.79	293,070	89,263	1,038,403
PIMCO VIT Short-Term Advisor	2020	10.29	9.86	9.96	1,000,795	103,018	450,278
	2019	10.21	9.82	9.91	1,213,413	100,924	507,961
	2018	10.07	9.73	9.81	1,516,075	107,016	541,443
	2017	10.06	9.77	9.84	1,500,900	115,063	544,369
	2016	9.96	9.72	9.78	1,738,155	122,476	641,133
	2015	9.87	9.67	9.72	1,661,472	129,416	664,848
	2014	9.90	9.74	9.78	2,053,096	153,518	808,697
	2013	9.97	9.86	9.89	2,113,973	201,479	1,010,604
	2012	10.05	9.99	10.01	808,515	164,425	601,380
	2011	9.92	9.90	9.91	49,702	39,292	371,752
PIMCO VIT Total Return Advisor	2020	12.44	11.92	13.09	6,804,831	474,409	2,482,983
	2019	11.62	11.18	12.26	8,331,872	539,947	2,814,382
	2018	10.87	10.51	11.52	9,832,412	617,166	3,219,976
	2017	11.09	10.77	11.79	10,370,771	692,834	3,588,110
	2016	10.72	10.45	11.43	10,169,580	724,921	4,010,086
	2015	10.58	10.37	11.33	10,733,637	803,722	4,531,257
	2014	10.69	10.52	11.48	10,847,381	1,042,576	5,077,304
	2013	10.39	10.28	11.21	10,717,469	1,264,421	5,378,209
	2012	10.75	10.68	11.63	5,338,954	1,168,059	4,332,444
	2011	9.95	9.93	10.80	354,934	234,740	2,244,080
Protective Life Dynamic Allocation Series - Conservative Portfolio	2020	12.06	11.54	11.59	1,034,729	787	238,788
	2019	11.80	11.35	11.38	957,375	323	220,788
	2018	10.87	10.50	10.53	837,842	366	243,952
	2017	11.24	10.91	10.92	671,657	372	242,541
	2016	10.14	9.88	9.88	287,629	—	241,175
Protective Life Dynamic Allocation Series - Growth Portfolio	2020	12.89	12.28	12.34	539,970	5,319	319,261
	2019	13.35	12.77	12.82	509,596	4,742	270,252
	2018	12.08	11.61	11.64	464,786	5,165	215,304
	2017	12.70	12.26	12.28	182,538	—	192,334
	2016	10.48	10.16	10.17	125,702	—	210,310
Protective Life Dynamic Allocation Series - Moderate Portfolio	2020	12.37	11.80	11.85	1,473,780	9,115	517,282
	2019	12.28	11.78	11.82	1,404,345	9,039	507,967
	2018	11.26	10.84	10.86	1,131,234	16,438	334,397
	2017	11.68	11.30	11.32	772,868	—	255,813
	2016	10.25	9.96	9.97	346,602	—	270,362
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	2020	12.05	11.58	11.69	888,355	14,231	633,241
	2019	13.32	12.86	12.96	1,034,949	16,007	870,928
	2018	11.68	11.33	11.41	1,150,506	52,833	942,763
	2017	12.76	12.43	12.51	1,234,642	57,100	976,947
	2016	11.36	11.12	11.17	1,432,601	63,171	1,279,260
	2015	11.56	11.37	11.41	1,550,203	75,448	1,746,965
	2014	12.39	12.24	12.27	1,110,769	69,444	1,929,566
	2013	11.80	11.71	11.73	844,366	75,731	1,683,903
	2012	10.12	10.09	10.10	207,953	2,723	476,160
Royce Capital Fund Micro-Cap SC	2020	13.85	13.27	18.37	282,429	11,208	50,751
	2019	11.36	10.93	15.11	336,108	18,751	66,861
	2018	9.65	9.33	12.89	83,876	15,814	51,089
	2017	10.78	10.47	14.45	439,741	30,341	101,546
	2016	10.40	10.14	13.99	496,141	33,548	103,657
	2015	8.82	8.65	11.91	144,750	28,018	61,229
	2014	10.23	10.07	13.86	109,685	35,385	58,198
	2013	10.78	10.66	14.65	522,919	58,239	114,126
	2012	9.05	8.99	12.35	300,142	50,397	94,522
	2011	8.54	8.52	11.69	28,105	18,071	60,462
Royce Capital Fund Small-Cap SC	2020	14.53	13.92	17.28	1,908,768	115,788	619,822
	2019	15.89	15.29	18.96	2,063,870	121,253	604,014
	2018	13.59	13.14	16.27	489,241	80,476	311,830
	2017	15.05	14.62	18.08	2,790,742	156,108	819,039
	2016	14.51	14.15	17.49	2,949,809	168,846	928,909
	2015	12.19	11.95	14.76	732,780	115,024	475,211
	2014	14.04	13.82	17.04	2,940,365	194,337	1,001,287
	2013	13.82	13.66	16.84	3,503,937	258,805	1,241,889
	2012	10.41	10.34	12.73	1,988,973	246,459	1,066,806
	2011	9.40	9.38	11.54	137,686	38,866	475,047
Templeton Developing Markets VIP Fund (Fund 2)	2020	13.43	12.91	13.02	299,719	704	111,248
	2019	11.61	11.21	11.30	385,004	3,277	140,087
	2018	9.29	9.00	9.07	30,241	—	2,382
	2017	11.17	10.89	10.95	438,417	6,237	162,001
	2016	8.06	7.89	7.93	375,283	8,183	106,235
	2015	6.95	6.84	6.86	32,950	13,008	3,831
	2014	8.76	8.66	8.68	34,071	10,254	3,205
	2013	9.69	9.62	9.63	238,427	15,962	52,676
	2012	9.91	9.88	9.89	125,621	9,504	47,122
Templeton Foreign VIP Fund Class 2	2020	10.72	10.27	11.57	364,178	27,817	202,105
	2019	10.99	10.57	11.90	407,860	37,670	232,323
	2018	9.89	9.56	10.75	140,645	33,511	167,030
	2017	11.85	11.51	12.93	439,930	53,941	266,257
	2016	10.29	10.04	11.26	453,909	57,812	288,293
	2015	9.73	9.53	10.68	172,924	42,480	219,222
	2014	10.54	10.38	11.62	147,492	44,428	254,007
	2013	12.02	11.89	13.29	420,951	55,705	448,740
	2012	9.90	9.84	10.99	280,216	44,164	306,142
	2011	8.48	8.47	9.45	43,925	7,327	208,782
Templeton Global Bond VIP Fund Class 2	2020	9.67	9.26	14.44	4,492,805	254,424	1,170,922
	2019	10.34	9.95	15.50	5,172,185	290,309	1,256,054
	2018	10.27	9.93	15.45	5,941,543	315,568	1,377,956
	2017	10.21	9.91	15.41	6,532,723	357,747	1,523,856
	2016	10.14	9.90	15.38	6,923,958	405,118	1,716,761
	2015	9.98	9.78	15.19	7,323,887	457,912	1,912,140
	2014	10.57	10.41	16.14	7,260,685	607,944	2,092,635
	2013	10.52	10.40	16.11	6,997,411	658,943	2,251,224
	2012	10.48	10.42	16.12	2,996,235	500,714	1,643,036
	2011	9.23	9.21	14.24	232,787	77,198	916,478
Templeton Growth VIP Fund, Class 2	2020	15.02	14.39	13.56	200,052	6,561	67,097
	2019	14.39	13.84	13.03	238,446	8,217	59,712
	2018	12.66	12.24	11.50	72,332	1,644	40,548
	2017	15.06	14.63	13.74	253,864	9,858	97,316
	2016	12.88	12.56	11.79	266,941	11,034	104,909
	2015	11.90	11.66	10.93	96,667	2,006	55,273
	2014	12.89	12.69	11.89	100,990	2,155	63,290
	2013	13.44	13.29	12.44	242,964	19,467	143,180
	2012	10.41	10.34	9.67	116,837	15,460	117,780
	2011	8.71	8.69	8.12	18,411	5,397	75,749

          APPENDIX E

          EXAMPLE OF SECUREPAY 5 RIDER

          The purpose of the following example is to demonstrate the operation of the SecurePay 5 rider. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Variable Account. The example is not representative of past or future performance and is not intended to project or predict future investment results. There is, of course, no assurance that the Variable Account will experience positive investment performance. Actual results may be higher or lower. The example does not reflect the deduction of fees and charges.

          ASSUMPTIONS:

            Joe, 60 years old on the Rider Issue Date
            Purchased SecurePay 5 Rider
            Elected Single Life Coverage
            Began making SecurePay Withdrawals 12 years after the Rider Issue Date
            Because Joe elected single life coverage when he began taking withdrawals, he received the 5% Maximum Withdrawal Percentage.
Contract Year	End of Year Attained Age	Roll Up Percentage	Maximum Allowed Withdrawal Percentage	Purchase Payments	Net Withdrawals	Annual Withdrawal Amount	Annual Withdrawal Amount Balance	Excess Withdrawal	Hypothetical Contract Value	SecurePay Anniversary Value	SecurePay Roll-Up Value	End of Year Benefit Base
At issue	60			100,000	N/A		—		100,000	—	100,000(A)	100,000(A)
1	61	5%	N/A	50,000(B)	—		—		153,975	153,975	155,000(C)	155,000(D)
2	62	5%	N/A	—	—		—		161,676	161,676	162,750(E)	162,750(F)
3	63	5%	N/A	25,000(G)	—		—		209,964	184,964(H)	170,888(I)	184,964(J)
4	64	5%	N/A	—	—		—		208,164	183,164	194,212	194,212(K)
5	65	5%	N/A	—	—		—		246,037	221,037	203,923	221,037(L)
6	66	5%	N/A	15,000	—		—		249,536	209,536	232,089	232,089(M)
7	67	5%	N/A	—	—		—		289,157	249,157	243,693	249,157(N)
8	68	5%	N/A	—	10,000(O)		—		288,172	248,172	252,841(P)	252,841(Q)
9	69	5%	N/A	—	—		—		312,085	272,085	265,483	272,085
10	70	5%	N/A	—	—		—		324,517	284,517	285,689	285,689(R)
11	71	0%(S)	N/A	—	—		—		313,603	273,603	285,689	285,689
12	72	0%	5%	—	14,284	14,284(T)	—		329,576	289,576	285,689	289,576
13	73	0%	5%	—	14,479	14,479(T)	—		333,375	293,375	285,689	293,375
14	74	0%	5%	—	5,000	14,669(U)	9,669(U)		359,462	319,462	285,689	319,462(U)
15	75	0%	5%	—	15,973	15,973(V)	—		355,423	315,423	285,689	319,462
16	76	0%	5%	—	15,973	15,973(V)	—		348,558	308,558	285,689	319,462
17	77	0%	5%	—	15,973	15,973(V)	—		334,053	294,053	285,689	319,462
18	78	0%	5%	—	50,000	15,973(W)	—	34,027(X)	248,981	208,981	255,127	285,287(X)

          (A) The initial Benefit Base is equal to the initial Purchase Payment of $100,000

          (B) The $50,000 Purchase Payment is added to the current Benefit Base of $100,000. The new Benefit Base is $150,000. Keep in mind Purchase Payments made more than two years after the date the SecurePay Rider is issued (the Rider Effective Date) will not be included in the calculation of the Benefit Base.

          (C) The SecurePay Roll-Up Value is equal to the most recently calculated Benefit Base ($150,000) plus 5% of the Benefit Base on the previous contract anniversary (5% of $100,000).

          (D) The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value, and the SecurePay Roll-Up Value (max of $153,975, and $155,000, respectively).

          (E) The SecurePay Roll-Up Value is equal to the most recently calculated Benefit Base ($155,000) plus 5% of the Benefit Base on the previous contract anniversary (5% of $155,000).

          (F) The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value, and the SecurePay Roll-Up Value (max of $161,676, and $162,750, respectively).

          (G) The $25,000 Purchase Payment is not added to the current Benefit Base because it is made more than 2 years after the Rider Effective Date.

          (H) In year 3, the SecurePay Anniversary Value is attained at the end of the year and equals $184,964 = $209,964 – $25,000 (Contract Value as of anniversary less all Purchase Payments made 2 or more years following the Rider Issue Date).

          (I) The SecurePay Roll-Up Value is equal to the most recently calculated Benefit Base ($162,750) plus 5% of the Benefit Base on the previous contract anniversary (5% of $162,750).

          (J) The SecurePay Roll-Up Value ($170,888) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($209,964 – $25,000).

          (K) The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $183,164 ($208,164 – $25,000).

          (L) The SecurePay Roll-Up Value ($203,923) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($246,037 – $25,000).

          (M) The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $209,536 ($249,536 – $40,000).

          (N) The SecurePay Roll-Up Value ($243,693 is compared to the SecurePay Anniversary Value ($249,157).

          (O) Because this withdrawal was made prior to the Benefit Election Date, it is not a SecurePay Withdrawal. The Benefit Base is reduced proportionally due to the $10,000 withdrawal. The Benefit Base is reduced by 3.4% ($10,000 [ withdrawal amount ] / $298,172 [ contract value prior to withdrawal ]). The new Benefit Base is $240,801 ($249,157 x (1 – 3.4%)).

          (P) The Roll-Up Guaranteed increase is also reduced in the same proportion of the Benefit Base (5% * (1 – 3.4%) * $249,157) to $12,040. The Roll-Up Value is then calculated by adding the adjusted Roll-Up Guaranteed amount to the adjusted Benefit Base ($240,801 + $12,040 = $252,841).

          (Q) The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value ($288,172 – $40,000) and the SecurePay Roll-Up Value ($252,841).

          (R) The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $284,517 ($324,517 – $40,000).

          (S) The Roll-up Period is over after 10 years, since the Benefit Base increased at each of the first 10 Contract Anniversaries.

          (T) For the next two years, Joe takes the full Annual Withdrawal Amount ($14,284 = 5% * $285,689 in the first year, and $14,479 = 5% * $289,576 in the second year).

          (U) In year 14, Joe only takes $5,000 of the available $14,669. Please note that the $9,669 is not carried over to the next year. At the end of year 14, the Benefit Base steps up to the Anniversary Value of $319,462 ($359,462 – $40,000)

          (V) For years 15-17, Joe takes the full Annual Withdrawal Amount of $15,973 (5% * $319,462)

          (W) In year 18, Joe takes a $50,000 withdrawal. Since the Annual Withdrawal Amount is only $15,973, the remaining portion of his withdrawal ($34,027) is considered an Excess Withdrawal

          (X) At the time of the Excess Withdrawal, since the Contract Value less the non-excess part of the withdrawal ($334,053 – $15,973 = $318,080) is less than the Benefit Base, the Benefit Base is reduced in the same proportion as the excess part of the withdrawal reduces the Contract Value less the non-excess part of the withdrawal. After the Excess Withdrawal, the new Benefit Base equals $285,287 = $319,462 * [1 – {$50,000 – $15,973}/{$334,053 – $15,973}].

          APPENDIX F

          EXAMPLE OF PROTECTIVE INCOME MANAGER RIDER

          The purpose of the following example is to demonstrate the operation of the Protective Income Manager Rider. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Variable Account. The example is not representative of past or future performance and is not intended to project or predict performance. There is, of course, no assurance that the Variable Account will experience positive investment performance. The example does not reflect the deduction of fees and charges.

          ASSUMPTIONS:

            Joe, 75 years old on the Rider Issue Date
            Purchased the Protective Income Manager Rider at the time of Contract purchase
            Elected Single Life Coverage
            Began making Protective Income Manager Withdrawals immediately
Contract Year	Attained Age	Purchase Payments	Hypothetical Contract Value (Beginning of Year)	Protective Income Manager Payment Factor	Contract Value times Payment Factor	Optimal Withdrawal Amount	Total Withdrawal Taken	Excess Withdrawal	Hypothetical Contract Value (End of Year)	Protected Lifetime Payment(A)
1	75	100,000	100,000(B)	0.06100	6,100	6,100	6,100	—	95,684	6,100
2	76	—	95,684	0.06357	6,082	6,100(C)	6,100	—	92,517	6,100
3	77	—	92,517	0.06642	6,145	6,145	6,145	—	98,541	6,100
4	78	—	98,541	0.06961	6,860	6,759(D)	6,759	—	91,009	6,100
5	79	25,000	116,009	0.07321	8,493	7,435	7,435	—	103,677	6,100
6	80	—	103,677	0.07729	8,014	8,014	40,000	31,986(E)	56,987	6,100
7	81	—	56,987	0.07607	4,335	4,335(F)	4,335	—	50,637	4,335(G)
8	82	—	50,637	0.08153	4,128	4,335	4,335	—	51,573	4,335
9	83	—	51,573	0.08790	4,533	4,533(H)	4,533	—	46,185	4,335
10	84	—	46,185	0.09543	4,407	4,407	4,407	—	38,156	4,335

          (A) Protected Lifetime Payments are available if the rider is in effect on the Maximum Annuity Date, and equal the lesser of (a) your initial Optimal Withdrawal Amount; or (b) your Optimal Withdrawal Amount as of a Reset Date.

          (B) The initial Contract Value is equal to the initial Purchase Payment of $100,000.

          (C) We recalculate the Optimal Withdrawal Amount by multiplying the Payment Factor (0.06357) by the Contract Value ($95,684), which equals $6,082. However, this amount is lower than our guarantee that, so long as there has not been an Excess Withdrawal, the Optimal Withdrawal Amount will always be at least the greater of 90% of the prior Optimal Withdrawal Amount (90% x $6,100 = $5,490) or the initial Optimal Withdrawal Amount ($6,100). Therefore, the recalculated Optimal Withdrawal Amount is equal to $6,100.

          (D) Although the Payment Factor (0.06961) times the Contract Value ($98,541) equals $6,860, the Optimal Withdrawal Amount is $6,759 since the Optimal Withdrawal Amount cannot be higher than 110% of the prior Optimal Withdrawal Amount ($6,145 x 1.10 = $6,759).

          (E) An Excess Withdrawal occurs when total withdrawals taken during the Contract Year exceed the Optimal Withdrawal Amount.

          (F) On the next Contract Anniversary following an Excess Withdrawal (the "Reset Date"), we reset the "floor" for future Optimal Withdrawal Amounts to equal the lesser of the initial Optimal Withdrawal Amount or the Optimal Withdrawal Amount as of the Reset Date. We will also use a new Protective Income Manager Payment Factor determined solely by the age of the (younger) Covered Person on the Reset Date (provided you have not declined an increase in the Protective Income Manager fee). This will result in a lower Protective Income Manager Payment Factor. In this example, the factor that would have applied in the absence of a Reset (0.08197) is replaced by a new Payment Factor (0.07607) as Joe is now 81 years old. This means the new Optimal Withdrawal Amount is equal to $4,335, which is the Contract Value ($56,987) times the Payment Factor (0.07607). Optimal Withdrawal Amount calculation floors do not apply at Reset Dates.

          (G) This Contract Anniversary is a Reset Date due to the Excess Withdrawal during the prior Contract Year. If the Optimal Withdrawal Amount on a Reset Date is lower than the initial Optimal Withdrawal Amount, then the Protected Lifetime Payment is reduced to equal that year's Optimal Withdrawal Amount.

          (H) The Optimal Withdrawal Amount is equal to $51,573 (Contract Value) times 0.08790 (Payment Factor) = $4,533.

          APPENDIX G

          PROTECTIVE INCOME MANAGER RIDER PAYMENT FACTORS

          The following table provides the Protective Income Manager rider payment factors for Single Life and Joint Life Coverage. We calculate your Optimal Withdrawal Amount under the rider by multiplying your Contract Value by the applicable factor. This factor is based upon the attained age of the (younger) Covered Person on the date we calculate the Optimal Withdrawal Amount, as well as that person's age on the Rider Issue Date. On each Contract Anniversary, we will use a new factor to recalculate your Optimal Withdrawal Amount based upon the new attained age of the (younger) Covered Person at that time, but the factor will still continue to be based on the age of the (younger) Covered Person on the Rider Issue Date unless an Excess Withdrawal has been taken.

          For example, if you are age 75 on the date you purchase the rider (with single life coverage), your Protective Income Manager Payment factor is 0.06100. If your initial Purchase Payment is $100,000, then your initial Optimal Withdrawal Amount is $6,100 (0.06100 x $100,000). If you never take an Excess Withdrawal, then you will always be able to withdraw at least $6,100 each Contract Year without reducing or eliminating the benefits under the rider. In addition, each year your factor will increase as you get closer to your 95th birthday (but will remain in the age 75 column so long as you do not take an Excess Withdrawal).

          Single Life Coverage

	Age of Covered Person on Rider Issue Date or Last Reset Date
Attained Age of Covered Person On Date of Calculation	60	61	62	63	64	65	66	67	68	69	70	71	72	73	74	75	76	77	78	79	80	81	82	83	84	85	86	87	88	89	90	91	92	93	94
94	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000
93	0.50810	0.50799	0.50789	0.50779	0.50768	0.50758	0.50748	0.50737	0.50727	0.50717	0.50707	0.50674	0.50642	0.50609	0.50577	0.50544	0.50491	0.50438	0.50385	0.50332	0.50279	0.50245	0.50211	0.50177	0.50174	0.50172	0.50169	0.50167	0.50164	0.50162	0.50159	0.50157	0.50155	0.50152
92	0.34419	0.34405	0.34391	0.34377	0.34363	0.34349	0.34335	0.34321	0.34308	0.34294	0.34280	0.34236	0.34193	0.34149	0.34105	0.34061	0.33990	0.33919	0.33848	0.33777	0.33706	0.33661	0.33615	0.33569	0.33566	0.33563	0.33559	0.33556	0.33553	0.33550	0.33546	0.33543	0.33540
91	0.26228	0.26212	0.26196	0.26180	0.26164	0.26148	0.26133	0.26117	0.26101	0.26085	0.26070	0.26020	0.25971	0.25921	0.25871	0.25822	0.25742	0.25661	0.25581	0.25501	0.25420	0.25369	0.25317	0.25266	0.25262	0.25258	0.25255	0.25251	0.25247	0.25243	0.25240	0.25236
90	0.21316	0.21299	0.21282	0.21265	0.21248	0.21231	0.21214	0.21197	0.21180	0.21163	0.21146	0.21093	0.21040	0.20986	0.20933	0.20880	0.20794	0.20707	0.20621	0.20535	0.20449	0.20394	0.20339	0.20284	0.20280	0.20276	0.20272	0.20268	0.20264	0.20260	0.20256
89	0.18045	0.18027	0.18009	0.17991	0.17973	0.17955	0.17937	0.17920	0.17902	0.17884	0.17866	0.17810	0.17754	0.17698	0.17642	0.17586	0.17496	0.17406	0.17315	0.17225	0.17135	0.17078	0.17020	0.16963	0.16959	0.16954	0.16950	0.16946	0.16942	0.16938
88	0.15711	0.15692	0.15673	0.15655	0.15636	0.15617	0.15599	0.15581	0.15562	0.15544	0.15525	0.15467	0.15409	0.15351	0.15293	0.15235	0.15141	0.15048	0.14955	0.14862	0.14768	0.14709	0.14650	0.14591	0.14586	0.14582	0.14578	0.14573	0.14569
87	0.13962	0.13943	0.13924	0.13905	0.13885	0.13866	0.13847	0.13828	0.13809	0.13790	0.13771	0.13711	0.13651	0.13592	0.13532	0.13472	0.13376	0.13280	0.13185	0.13089	0.12994	0.12933	0.12872	0.12812	0.12807	0.12803	0.12798	0.12794
86	0.12604	0.12584	0.12565	0.12545	0.12525	0.12506	0.12486	0.12467	0.12447	0.12428	0.12408	0.12347	0.12286	0.12224	0.12163	0.12102	0.12004	0.11906	0.11808	0.11711	0.11614	0.11552	0.11490	0.11428	0.11424	0.11419	0.11415
85	0.11519	0.11499	0.11479	0.11459	0.11439	0.11419	0.11399	0.11379	0.11359	0.11339	0.11319	0.11256	0.11194	0.11132	0.11069	0.11007	0.10907	0.10807	0.10708	0.10609	0.10510	0.10447	0.10384	0.10321	0.10317	0.10312
84	0.10633	0.10613	0.10592	0.10572	0.10551	0.10531	0.10510	0.10490	0.10470	0.10450	0.10429	0.10366	0.10302	0.10238	0.10175	0.10112	0.10010	0.09909	0.09808	0.09707	0.09607	0.09543	0.09479	0.09416	0.09411
83	0.09897	0.09876	0.09855	0.09834	0.09813	0.09792	0.09771	0.09751	0.09730	0.09709	0.09689	0.09624	0.09559	0.09495	0.09431	0.09366	0.09263	0.09160	0.09058	0.08956	0.08854	0.08790	0.08726	0.08661
82	0.09274	0.09253	0.09232	0.09211	0.09189	0.09168	0.09147	0.09126	0.09105	0.09084	0.09063	0.08997	0.08932	0.08866	0.08801	0.08736	0.08631	0.08527	0.08424	0.08321	0.08218	0.08153	0.08088
81	0.08742	0.08721	0.08699	0.08677	0.08656	0.08634	0.08613	0.08592	0.08571	0.08549	0.08528	0.08461	0.08395	0.08329	0.08262	0.08197	0.08091	0.07985	0.07880	0.07776	0.07673	0.07607
80	0.08282	0.08260	0.08238	0.08216	0.08195	0.08173	0.08151	0.08130	0.08108	0.08087	0.08065	0.07997	0.07930	0.07863	0.07796	0.07729	0.07622	0.07516	0.07410	0.07305	0.07200
79	0.07881	0.07858	0.07836	0.07814	0.07792	0.07770	0.07748	0.07726	0.07704	0.07682	0.07661	0.07592	0.07524	0.07456	0.07388	0.07321	0.07213	0.07105	0.06998	0.06892
78	0.07527	0.07505	0.07482	0.07460	0.07438	0.07415	0.07393	0.07371	0.07349	0.07327	0.07305	0.07235	0.07166	0.07098	0.07029	0.06961	0.06852	0.06743	0.06635
77	0.07214	0.07192	0.07169	0.07146	0.07123	0.07101	0.07078	0.07056	0.07034	0.07011	0.06989	0.06919	0.06849	0.06780	0.06711	0.06642	0.06531	0.06422
76	0.06935	0.06912	0.06889	0.06866	0.06843	0.06820	0.06798	0.06775	0.06752	0.06730	0.06707	0.06636	0.06566	0.06496	0.06426	0.06357	0.06245
75	0.06685	0.06661	0.06638	0.06615	0.06592	0.06568	0.06545	0.06523	0.06500	0.06477	0.06454	0.06383	0.06311	0.06241	0.06170	0.06100
74	0.06459	0.06435	0.06412	0.06388	0.06365	0.06341	0.06318	0.06295	0.06272	0.06249	0.06226	0.06154	0.06082	0.06010	0.05939
73	0.06254	0.06230	0.06207	0.06183	0.06159	0.06135	0.06112	0.06089	0.06065	0.06042	0.06019	0.05946	0.05873	0.05801
72	0.06068	0.06044	0.06020	0.05996	0.05972	0.05948	0.05925	0.05901	0.05877	0.05854	0.05830	0.05757	0.05684
71	0.05898	0.05874	0.05850	0.05825	0.05801	0.05777	0.05753	0.05729	0.05706	0.05682	0.05658	0.05584
70	0.05742	0.05718	0.05693	0.05669	0.05645	0.05620	0.05596	0.05572	0.05548	0.05524	0.05500
69	0.05599	0.05575	0.05550	0.05525	0.05501	0.05476	0.05452	0.05427	0.05403	0.05379
68	0.05468	0.05443	0.05418	0.05393	0.05368	0.05343	0.05319	0.05294	0.05270
67	0.05346	0.05320	0.05295	0.05270	0.05245	0.05220	0.05195	0.05171
66	0.05233	0.05207	0.05182	0.05157	0.05131	0.05106	0.05081
65	0.05128	0.05102	0.05077	0.05051	0.05025	0.05000
64	0.05030	0.05004	0.04979	0.04953	0.04927
63	0.04939	0.04913	0.04887	0.04861
62	0.04854	0.04828	0.04802
61	0.04775	0.04748
60	0.04700

          Joint Life Coverage

	Age of Younger Covered Person on Rider Issue Date or Last Reset Date
Attained Age of Younger Covered Person	60	61	62	63	64	65	66	67	68	69	70	71	72	73	74	75	76	77	78	79	80	81	82	83	84	85	86	87	88	89	90	91	92	93	94
94	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000
93	0.50688	0.50678	0.50668	0.50657	0.50647	0.50636	0.50626	0.50616	0.50605	0.50595	0.50585	0.50552	0.50520	0.50487	0.50454	0.50421	0.50368	0.50315	0.50262	0.50209	0.50155	0.50121	0.50087	0.50052	0.50050	0.50047	0.50045	0.50042	0.50040	0.50037	0.50035	0.50032	0.50030	0.50027
92	0.34255	0.34241	0.34228	0.34214	0.34200	0.34186	0.34172	0.34158	0.34144	0.34130	0.34116	0.34072	0.34028	0.33985	0.33941	0.33897	0.33826	0.33754	0.33683	0.33612	0.33540	0.33495	0.33449	0.33403	0.33400	0.33397	0.33393	0.33390	0.33387	0.33383	0.33380	0.33377	0.33373
91	0.26042	0.26026	0.26010	0.25994	0.25979	0.25963	0.25947	0.25931	0.25915	0.25900	0.25884	0.25834	0.25785	0.25735	0.25685	0.25636	0.25555	0.25475	0.25394	0.25314	0.25233	0.25182	0.25130	0.25079	0.25075	0.25071	0.25067	0.25064	0.25060	0.25056	0.25052	0.25049
90	0.21117	0.21099	0.21082	0.21065	0.21048	0.21031	0.21014	0.20997	0.20980	0.20963	0.20947	0.20893	0.20840	0.20787	0.20733	0.20680	0.20594	0.20508	0.20421	0.20335	0.20249	0.20194	0.20139	0.20084	0.20080	0.20076	0.20072	0.20068	0.20064	0.20060	0.20056
89	0.17835	0.17817	0.17799	0.17781	0.17763	0.17745	0.17727	0.17710	0.17692	0.17674	0.17656	0.17600	0.17545	0.17489	0.17433	0.17377	0.17287	0.17196	0.17106	0.17016	0.16926	0.16869	0.16812	0.16754	0.16750	0.16746	0.16742	0.16738	0.16733	0.16729
88	0.15493	0.15474	0.15455	0.15437	0.15418	0.15400	0.15381	0.15363	0.15344	0.15326	0.15308	0.15250	0.15192	0.15134	0.15076	0.15018	0.14925	0.14832	0.14739	0.14646	0.14553	0.14494	0.14435	0.14376	0.14371	0.14367	0.14363	0.14359	0.14354
87	0.13738	0.13718	0.13699	0.13680	0.13661	0.13642	0.13623	0.13604	0.13585	0.13566	0.13547	0.13487	0.13428	0.13368	0.13309	0.13250	0.13154	0.13059	0.12963	0.12868	0.12773	0.12713	0.12652	0.12592	0.12588	0.12583	0.12579	0.12574
86	0.12374	0.12354	0.12335	0.12315	0.12295	0.12276	0.12256	0.12237	0.12218	0.12198	0.12179	0.12118	0.12057	0.11996	0.11935	0.11875	0.11777	0.11680	0.11582	0.11486	0.11389	0.11327	0.11266	0.11205	0.11200	0.11196	0.11191
85	0.11284	0.11264	0.11244	0.11224	0.11204	0.11184	0.11164	0.11144	0.11125	0.11105	0.11085	0.11023	0.10961	0.10899	0.10837	0.10775	0.10676	0.10577	0.10478	0.10380	0.10281	0.10219	0.10157	0.10095	0.10090	0.10086
84	0.10394	0.10373	0.10353	0.10332	0.10312	0.10292	0.10272	0.10251	0.10231	0.10211	0.10191	0.10128	0.10065	0.10002	0.09939	0.09876	0.09775	0.09675	0.09575	0.09475	0.09376	0.09312	0.09249	0.09187	0.09182
83	0.09653	0.09632	0.09611	0.09590	0.09570	0.09549	0.09529	0.09508	0.09488	0.09467	0.09447	0.09383	0.09319	0.09255	0.09191	0.09127	0.09025	0.08923	0.08822	0.08721	0.08621	0.08557	0.08493	0.08430
82	0.09027	0.09005	0.08984	0.08963	0.08942	0.08921	0.08901	0.08880	0.08859	0.08838	0.08818	0.08753	0.08688	0.08623	0.08558	0.08494	0.08391	0.08288	0.08185	0.08083	0.07982	0.07918	0.07853
81	0.08491	0.08469	0.08448	0.08427	0.08405	0.08384	0.08363	0.08342	0.08321	0.08300	0.08279	0.08213	0.08147	0.08082	0.08017	0.07952	0.07847	0.07743	0.07639	0.07537	0.07434	0.07370
80	0.08027	0.08006	0.07984	0.07962	0.07941	0.07919	0.07898	0.07877	0.07855	0.07834	0.07813	0.07746	0.07680	0.07613	0.07547	0.07482	0.07376	0.07271	0.07167	0.07063	0.06960
79	0.07622	0.07601	0.07579	0.07557	0.07535	0.07513	0.07492	0.07470	0.07449	0.07427	0.07406	0.07338	0.07271	0.07204	0.07137	0.07071	0.06964	0.06858	0.06753	0.06649
78	0.07266	0.07244	0.07222	0.07200	0.07178	0.07155	0.07134	0.07112	0.07090	0.07068	0.07047	0.06978	0.06911	0.06843	0.06776	0.06709	0.06601	0.06494	0.06388
77	0.06950	0.06927	0.06905	0.06883	0.06860	0.06838	0.06816	0.06794	0.06772	0.06750	0.06728	0.06659	0.06591	0.06522	0.06455	0.06387	0.06278	0.06171
76	0.06668	0.06645	0.06622	0.06600	0.06577	0.06555	0.06532	0.06510	0.06488	0.06466	0.06444	0.06374	0.06305	0.06236	0.06167	0.06099	0.05990
75	0.06414	0.06391	0.06368	0.06346	0.06323	0.06300	0.06278	0.06255	0.06233	0.06210	0.06188	0.06118	0.06048	0.05978	0.05909	0.05841
74	0.06185	0.06162	0.06139	0.06116	0.06093	0.06070	0.06048	0.06025	0.06002	0.05980	0.05957	0.05886	0.05816	0.05746	0.05676
73	0.05978	0.05955	0.05931	0.05908	0.05885	0.05862	0.05839	0.05816	0.05793	0.05770	0.05748	0.05676	0.05605	0.05535
72	0.05789	0.05766	0.05742	0.05719	0.05695	0.05672	0.05649	0.05626	0.05603	0.05580	0.05557	0.05485	0.05413
71	0.05617	0.05593	0.05569	0.05545	0.05522	0.05498	0.05475	0.05452	0.05428	0.05405	0.05382	0.05309
70	0.05458	0.05434	0.05410	0.05387	0.05363	0.05339	0.05315	0.05292	0.05268	0.05245	0.05222
69	0.05313	0.05289	0.05264	0.05240	0.05216	0.05192	0.05169	0.05145	0.05121	0.05098
68	0.05178	0.05154	0.05130	0.05105	0.05081	0.05057	0.05033	0.05009	0.04985
67	0.05054	0.05029	0.05005	0.04980	0.04956	0.04931	0.04907	0.04883
66	0.04938	0.04914	0.04889	0.04864	0.04840	0.04815	0.04791
65	0.04831	0.04806	0.04781	0.04756	0.04731	0.04707
64	0.04731	0.04706	0.04681	0.04656	0.04631
63	0.04638	0.04612	0.04587	0.04562
62	0.04550	0.04525	0.04499
61	0.04468	0.04443
60	0.04391

          APPENDIX H

          EXAMPLE OF ALLOCATION ADJUSTMENT PROGRAM

          The purpose of this example is to demonstrate the operation of the Allocation Adjustment Program. All Owners who purchased the Protective Income Manager rider or the SecurePay 5 rider must participate in the Allocation Adjustment Program. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Variable Account. The example is not representative of past or future performance and is not intended to project or predict performance. There is, of course, no assurance that the Variable Account will experience positive investment performance.

          Under the Allocation Adjustment Program, if, on any Monthly Anniversary Date after the first Contract Anniversary, the Accumulation Unit value of a Monitored Sub-Account in Category 2 or 3 of the Allocation by Investment Category guidelines drops below its 12-month Simple Moving Average ("SMA"), the Sub-Account will be temporarily "restricted" from allocations of Purchase Payments and Contract Value and we will transfer all existing Contract Value in the Sub-Account to the Oppenheimer Government Money Fund/VA Sub-Account.

Contract Month	Accumulation Unit Value	SMA12(A)	Is Sub-Account 1 Restricted?(B)	Hypothetical Contract Value in Sub-Account 1(C)	Hypothetical Contract Value in Government Money Fund/VA Sub-Account(D)
12	6.17	6.16		10,000
13	6.24	6.17	No(E)	10,089
14	5.76	6.14	Yes	—	9,282(F)
15	5.41	6.09	Yes		9,286
16	5.35	6.03	Yes		9,290
17	4.53	5.87	Yes		9,294
18	3.73	5.62	Yes		9,298
19	2.94	5.33	Yes		9,302
20	3.33	5.08	Yes		9,305
21	3.15	4.85	Yes		9,309
22	2.98	4.62	Yes		9,313
23	3.29	4.41	Yes		9,317
24	3.81	4.21	Yes		9,321
25	4.19	4.04(G)	No(H)	9,325

          (A) SMA12 is the sum of the 12 most recent Monthly Anniversary Dates Accumulation Unit values divided by 12.

          (B) Once we calculate a Sub-Account's SMA on a Monthly Anniversary Date, we then compare that SMA to the Sub-Account's current Accumulation Unit value on that Monthly Anniversary Date. If the Sub-Account's current Accumulation Unit value is equal to or less than the Sub-Account's SMA over the most recent 12 Monthly Anniversary Dates, then we will consider the Sub-Account to be restricted.

          (C) $10,000 of the initial Purchase Payment is allocated to the hypothetical Sub-Account 1.

          (D) If a Sub-Account becomes restricted, as described in (B), we transfer the Contract Value in that Sub-Account to the Invesco V.I. U.S. Government Money Portfolio Sub-Account, until the Sub-Account is no longer restricted.

          (E) At the end of the first contract month after the first Contract Anniversary 1, the Accumulation Unit value of Sub-Account 1 (6.24) is greater than SMA12 (6.17). Therefore, Sub-Account 1 is not restricted.

          (F) At the end of contract month 14, the Accumulation Unit value of Sub-Account 1 (5.76) is less than or equal to SMA12 (6.14). Therefore, Sub-Account 1 is restricted and the entire allocation in Sub-Account 1 ($9,282) is transferred to the Money Sub-Account.

          (G) Calculation of SMA12 (4.19 + 3.81 + 3.29 + 2.98 + 3.15 + 3.33 + 2.94 + 3.73 + 4.53 + 5.35 + 5.41 + 5.76)/12 = 4.04.

          (H) At the end of contract month 25, the Accumulation Unit value of Sub-Account 1 (4.19) is greater than SMA12 (4.04). Therefore, Sub-Account 1 is no longer restricted and the entire allocation in the the Invesco V.I. U.S. Government Money Portfolio Sub-Account is re-allocated back to Sub-Account 1.

          APPENDIX I

          EXAMPLE OF JOINT LIFE COVERAGE WITH SIGNIFICANT AGE DIFFERENCE BETWEEN COVERED PERSONS UNDER THE PROTECTIVE INCOME MANAGER RIDER

          The purpose of the following examples is to demonstrate the operation of the Protective Income Manager Rider under various Variable Account performance scenarios when there is joint life coverage and a significant age difference exists between the two Covered Persons. The examples are based on hypothetical Contract Values and transactions. The examples are not representative of past or future performance and are not intended to project or predict performance. There is, of course, no assurance that the Variable Account will experience positive investment performance. The examples reflect the deduction of fees and charges. See Appendix F for a detailed example of the operation of the Protective Income Manager Rider.

          Example 1—Negative Variable Account Performance

          ASSUMPTIONS:

            Covered Person #1, Joe, 60 years old on the Rider Issue Date
            Covered Person #2, Sally, 80 years old on the Rider Issue Date
            Purchased the Protective Income Manager Rider at the time of Contract purchase
            Elected Joint Life Coverage
            Began making Protective Income Manager Withdrawals immediately equal to the annual Optimal Withdrawal Amount
            Variable Account performance (before all fees and charges): -7% in all years
Contract Year	End of Year Oldest Attained Age	Premium	Beginning of Year Contract Value	Contract Charges	Protective Income Manager Withdrawal(A)	Impact of Fund Performance(B)	End of Year Contract Value(C)	Separate Account Performance	Protected Lifetime Payment	Annuity Payment
1	81	$100,000.00	$100,000.00	$2,412.22	$4,391.35	$(7,679.07)	$85,517.36	-7.00%
2	82	$0.00	$85,517.36	$2,231.96	$4,391.35	$(6,536.31)	$72,357.74	-7.00%
3	83	$0.00	$72,357.74	$2,068.16	$4,391.35	$(5,499.32)	$60,398.91	-7.00%
4	84	$0.00	$60,398.91	$1,919.31	$4,391.35	$(4,556.97)	$49,531.27	-7.00%
5	85	$0.00	$49,531.27	$1,784.05	$4,391.35	$(3,699.53)	$39,656.34	-7.00%
6	86	$0.00	$39,656.34	$1,661.14	$4,391.35	$(2,921.23)	$30,682.62	-7.00%
7	87	$0.00	$30,682.62	$1,549.45	$4,391.35	$(2,213.23)	$22,528.59	-7.00%
8	88	$0.00	$22,528.59	$1,447.96	$4,391.35	$(1,570.74)	$15,118.54	-7.00%
9	89	$0.00	$15,118.54	$1,355.73	$4,391.35	$(986.46)	$8,384.99	-7.00%
10	90	$0.00	$8,384.99	$1,271.92	$4,391.35	$(455.58)	$2,266.15	-7.00%
11	91	$0.00	$2,266.15	$507.07	$4,391.35	$(44.82)	$0.00	-7.00%
12	92	$0.00	$0.00	$0.00	$4,391.35	$0.00	$0.00	-7.00%
13	93	$0.00	$0.00	$0.00	$4,391.35	$0.00	$0.00	-7.00%
14	94	$0.00	$0.00	$0.00	$4,391.35	$0.00	$0.00	-7.00%
15	95	$0.00	$0.00	$0.00	$4,391.35	$0.00	$0.00	-7.00%	$4,391.35	$0.00(D)

          (A) $4,391.35 equals .04391 (the Protective Income Manager Payment Factor in year one) x $100,000 (the initial Contract Value). The Protective Income Manager Payment Factor is based on the age of Joe (the younger Covered Person) on the Rider Issue Date, as well as his attained age on the date we calculate the Optimal Withdrawal Amount (which, in this example, is the full amount withdrawn each year).

          (B) The numbers in the Impact of Fund Performance column reflect the performance of the underlying funds and fund expenses.

          (C) The End of Year Contract Value is equal to the Beginning of Year Contract Value minus Contract Charges minus the PIM Withdrawal minus Fund Expenses.

          (D) On the Maximum Annuity Date, which is when Sally (the older Covered Person) reaches age 95, Sally and Joe must choose to receive annuity payments under their Contract or Protected Lifetime Payments under the rider. Because there is no Contract Value remaining to annuitize, Sally and Joe will receive Protected Lifetime Payments in an annual amount of $4,391.35 until they both die.

          Example 2—Flat Variable Account Performance

          ASSUMPTIONS:

            Covered Person #1, Joe, 60 years old on the Rider Issue Date
            Covered Person #2, Sally, 80 years old on the Rider Issue Date
            Purchased the Protective Income Manager Rider at the time of Contract purchase
            Elected Joint Life Coverage
            Began making Protective Income Manager Withdrawals immediately equal to the annual Optimal Withdrawal Amount
            Variable Account performance (before all fees and charges): 0% in all years
Contract Year	End of Year Oldest Attained Age	Premium	Beginning of Year Contract Value	Contract Charges	Protective Income Manager Withdrawal(A)	Impact of Fund Performance(B)	End of Year Contract Value(C)	Separate Account Performance	Protected Lifetime Payment	Annuity Payment
1	81	$100,000.00	$100,000.00	$2,453.28	$4,391.35	$(964.06)	$92,191.31	0.00%
2	82	$0.00	$92,191.31	$2,352.83	$4,391.35	$(886.79)	$84,560.34	0.00%
3	83	$0.00	$84,560.34	$2,254.67	$4,391.35	$(811.28)	$77,103.04	0.00%
4	84	$0.00	$77,103.04	$2,158.74	$4,391.35	$(737.49)	$69,815.46	0.00%
5	85	$0.00	$69,815.46	$2,064.99	$4,391.35	$(665.38)	$62,693.74	0.00%
6	86	$0.00	$62,693.74	$1,973.38	$4,391.35	$(594.91)	$55,734.11	0.00%
7	87	$0.00	$55,734.11	$1,883.85	$4,391.35	$(526.04)	$48,932.87	0.00%
8	88	$0.00	$48,932.87	$1,796.36	$4,391.35	$(458.74)	$42,286.42	0.00%
9	89	$0.00	$42,286.42	$1,710.86	$4,391.35	$(392.97)	$35,791.23	0.00%
10	90	$0.00	$35,791.23	$1,627.31	$4,391.35	$(328.70)	$29,443.87	0.00%
11	91	$0.00	$29,443.87	$1,545.66	$4,391.35	$(265.89)	$23,240.98	0.00%
12	92	$0.00	$23,240.98	$1,465.86	$4,391.35	$(204.51)	$17,179.25	0.00%
13	93	$0.00	$17,179.25	$1,387.89	$4,391.35	$(144.53)	$11,255.48	0.00%
14	94	$0.00	$11,255.48	$1,311.69	$4,391.35	$(85.91)	$5,466.54	0.00%
15	95	$0.00	$5,466.54	$1,237.22	$4,391.35	$(28.63)	$0.00	0.00%	$4,391.35	$0.00 (D)

          (A) $4,391.35 equals .04391 (the Protective Income Manager Payment Factor in year one) x $100,000 (the initial Contract Value). The Protective Income Manager Payment Factor is based on the age of Joe (the younger Covered Person) on the Rider Issue Date, as well as his attained age on the date we calculate the Optimal Withdrawal Amount (which, in this example, is the full amount withdrawn each year).

          (B) The numbers in the Impact of Fund Performance column reflect the performance of the underlying funds and fund expenses.

          (C) The End of Year Contract Value is equal to the Beginning of Year Contract Value minus Contract Charges minus the PIM Withdrawal minus Fund Expenses.

          (D) On the Maximum Annuity Date, which is when Sally (the older Covered Person) reaches age 95, Sally and Joe must choose to receive annuity payments under their Contract or Protected Lifetime Payments under the rider. Because there is no Contract Value remaining to annuitize, Sally and Joe will receive Protected Lifetime Payments in an annual amount of $4,391.35 until they both die.

          Example 3—Positive Variable Account Performance

          ASSUMPTIONS:

            Covered Person #1, Joe, 60 years old on the Rider Issue Date
            Covered Person #2, Sally, 80 years old on the Rider Issue Date
            Purchased the Protective Income Manager Rider at the time of Contract purchase
            Elected Joint Life Coverage
            Began making Protective Income Manager Withdrawals immediately equal to the annual Optimal Withdrawal Amount
            Variable Account performance (before all fees and charges): 7% in all years
Contract Year	End of Year Oldest Attained Age	Premium	Beginning of Year Contract Value	Contract Charges	Protective Income Manager Withdrawal(A)	Impact of Fund Performance(B)	End of Year Contract Value(C)	Separate Account Performance	Protected Lifetime Payment	Annuity Payment
1	81	$100,000.00	$100,000.00	$2,493.32	$4,391.35	$5,755.27	$98,870.59	7.00%
2	82	$0.00	$98,870.59	$2,478.17	$4,417.81	$5,687.84	$97,662.45	7.00%
3	83	$0.00	$97,662.45	$2,461.98	$4,443.84	$5,615.56	$96,372.18	7.00%
4	84	$0.00	$96,372.18	$2,444.71	$4,469.37	$5,538.71	$94,996.81	7.00%
5	85	$0.00	$94,996.81	$2,426.30	$4,494.34	$5,456.67	$93,532.84	7.00%
6	86	$0.00	$93,532.84	$2,406.73	$4,518.65	$5,369.45	$91,976.91	7.00%
7	87	$0.00	$91,976.91	$2,385.95	$4,542.21	$5,277.45	$90,326.21	7.00%
8	88	$0.00	$90,326.21	$2,363.90	$4,564.95	$5,179.17	$88,576.53	7.00%
9	89	$0.00	$88,576.53	$2,340.55	$4,586.72	$5,075.38	$86,724.64	7.00%
10	90	$0.00	$86,724.64	$2,315.85	$4,607.41	$4,965.50	$84,766.88	7.00%
11	91	$0.00	$84,766.88	$2,289.75	$4,626.88	$4,849.02	$82,699.27	7.00%
12	92	$0.00	$82,699.27	$2,262.20	$4,644.93	$4,726.54	$80,518.68	7.00%
13	93	$0.00	$80,518.68	$2,233.17	$4,661.41	$4,597.58	$78,221.69	7.00%
14	94	$0.00	$78,221.69	$2,202.60	$4,676.13	$4,461.37	$75,804.33	7.00%
15	95	$0.00	$75,804.33	$2,170.44	$4,688.81	$4,318.36	$73,263.44	7.00%	$4,391.35	$4,564.76(D)

          (A) $4,391.35 equals .04391 (the Protective Income Manager Payment Factor in year one) x $100,000 (the initial Contract Value). The Protective Income Manager Payment Factor is based on the age of Joe (the younger Covered Person) on the Rider Issue Date, as well as his attained age on the date we calculate the Optimal Withdrawal Amount (which, in this example, is the full amount withdrawn each year).

          (B) The numbers in the Impact of Fund Performance column reflect the performance of the underlying funds and fund expenses.

          (C) The End of Year Contract Value is equal to the Beginning of Year Contract Value minus Contract Charges minus the PIM Withdrawal minus Fund Expenses.

          (D) On the Maximum Annuity Date, which is when Sally (the older Covered Person) reaches age 95, Sally and Joe must choose to receive annuity payments under their Contract or Protected Lifetime Payments under the rider. Because the annuity payments of $4,564.76 are greater than Protected Lifetime Payments of $4,391.35, Sally and Joe will receive annuity payments in an annual amount of $4,564.76 until they both die. The $4,564.76 represents Annuity Option B—Life Income With Or Without A Certain Period under the Contract with a 10-year Certain Period, assuming a 4% current interest rate.

          If you would like to receive a free Statement of Additional Information for the Contracts offered under this Prospectus, please complete, tear off and return this form to Protective Life – Life and Annuity Division, Customer Service Center at the address shown on the front cover. If you would prefer an electronic copy, please include your email address below to receive a link to view and download the document.

          Please send me a free copy of the Statement of Additional Information for the Protective Variable Annuity.

          Name:

          Address

          City, State, Zip

          Daytime Telephone Number

          PROSPECTUS
          May 1, 2021

Protective Variable Annuity L Series ("L Series") Protective Variable Annuity B Series ("B Series") Protective Variable Annuity C Series ("C Series") (for contracts issued before July 15, 2013)	Protective Life Insurance Company Protective Variable Annuity Separate Account P.O. Box 10648 Birmingham, Alabama 35202-0648 Telephone: 1-800-456-6330 www.protective.com

          This Prospectus describes three different classes of an individual flexible premium deferred variable and fixed annuity contract offered by Protective Life Insurance Company (the "Contract"). We sometimes refer to each class by its specific name (e.g., the "L Series"). Each class has different charges, fees and features that may be appropriate for you based on your financial situation, your age and how you intend to use the Contract. The Contract is designed for investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purposes. It may be issued on a non-qualified basis or for use with certain qualified retirement plans. We do not currently offer the Contract to new purchasers.

          You generally may allocate your investment in the Contract among the Guaranteed Account and the Sub-Accounts of the Protective Variable Annuity Separate Account. The value of your Contract that is allocated to the Sub-Account will vary according to the investment performance of the Funds in which the selected Sub-Accounts are invested. You bear the investment risk on amounts you allocate to the Sub-Accounts. If you purchase a SecurePay rider or the Protective Income Manager rider, your options for allocating Purchase Payments and Contract Value will be restricted. (See "PROTECTED LIFETIME INCOME BENEFITS.") The Sub-Accounts invest in the following Funds:

          AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

          Invesco V.I. American Value Fund, Series II

          Invesco V.I. Balanced Risk Allocation Fund, Series II

          Invesco V.I. Capital Appreciation Fund, Series II (formerly Invesco Oppenheimer V.I. Capital Appreciation Fund)

          Invesco V.I. Comstock Fund, Series II

          Invesco V.I. Discovery Mid Cap Growth Fund, Series II (formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund)

          Invesco V.I. Equity and Income Fund, Series II

          Invesco V.I. Global Fund, Series II (formerly Invesco Oppenheimer V.I. Global Fund)

          Invesco V.I. Global Real Estate Fund, Series II

          Invesco V.I. Global Strategic Income Fund, Series II (formerly Invesco Oppenheimer V.I. Global Strategic Income Fund)

          Invesco V.I. U.S. Government Money Portfolio, Series I (formerly Invesco Oppenheimer V.I. Government Money Fund)

          Invesco V.I. Government Securities Fund, Series II

          Invesco V.I. Growth and Income Fund, Series II

          Invesco V.I. International Growth Fund, Series II (formerly Invesco Oppenheimer V.I. International Growth Fund)

          Invesco V.I. Main Street Fund, Series II (formerly Invesco Oppenheimer V.I. Main Street Fund)

          Invesco V.I. Small Cap Equity Fund, Series II

          Clayton Street Trust

          Protective Life Dynamic Allocation Series- Conservative Portfolio

          Protective Life Dynamic Allocation Series- Growth Portfolio

          Protective Life Dynamic Allocation Series- Moderate Portfolio

          Fidelity® Variable Insurance Products

          VIP Contrafund® Portfolio, SC2

          VIP Index 500 Portfolio, SC2

          VIP Investment Grade Bond Portfolio, SC2

          VIP Mid Cap Portfolio, SC2

          Franklin Templeton Variable Insurance Products Trust

          Franklin DynaTech VIP Fund, Class 2 (formerly Franklin Flex Cap Growth VIP Fund)

          Franklin Income VIP Fund, Class 2

          Franklin Mutual Shares VIP Fund, Class 2

          Franklin Rising Dividends VIP Fund, Class 2

          Franklin Small Cap Value VIP Fund, Class 2

          Franklin Small-Mid Cap Growth VIP Fund, Class 2

          Franklin U.S. Government Securities VIP Fund, Class 2

          Templeton Developing Markets VIP Fund, Class 2

          Templeton Foreign VIP Fund, Class 2

          Templeton Global Bond VIP Fund, Class 2

          Templeton Growth VIP Fund, Class 2

          Goldman Sachs Variable Insurance Trust

          Global Trends Allocation Fund, Service Class

          Growth Opportunities Fund, Service Class

          International Equity Insights Fund, Service Class

          Mid Cap Value Fund, Service Class

          Strategic Growth Fund, Service Class

          Legg Mason Partners Variable Equity Trust

          ClearBridge Variable Mid Cap Portfolio, Class II

          ClearBridge Variable Small Cap Growth Portfolio, Class II

          QS Dynamic Multi-Strategy VIT Portfolio, Class II

          Lord Abbett Series Fund, Inc.

          Bond-Debenture Portfolio, Value Class

          Dividend Growth Portfolio, Value Class

          Fundamental Equity Portfolio, Value Class

          Growth Opportunities Portfolio, Value Class

          Mid-Cap Stock Portfolio, Value Class

          MFS® Variable Insurance Trust (1)

          MFS® Growth Series, SS

          MFS® Investors Trust Series, SS

          MFS® New Discovery Series, SS

          MFS® Research Series, SS

          MFS® Total Return Bond Series, SS

          MFS® Total Return Series, SS

          MFS® Utilities Series, SS

          MFS® Value Series, SS

          MFS® Variable Insurance Trust II(1)

          MFS® Emerging Markets Equity Portfolio, Service Class Shares

          MFS® International Intrinsic Value Portfolio, Service Class Shares

          MFS® Massachusetts Investors Growth Stock Portfolio, Service Class Shares

          PIMCO Variable Insurance Trust

          All Asset Portfolio, Advisor Class

          Global Diversified Allocation Portfolio, Advisor Class

          Long-Term US Government Portfolio, Advisor Class

          Low Duration Portfolio, Advisor Class

          Real Return Portfolio, Advisor Class

          Short-Term Portfolio, Advisor Class

          Total Return Portfolio, Advisor Class

          Royce Capital Fund

          Micro-Cap Fund, Service Class

          Small-Cap Fund, Service Class

          (1) Effective February 2, 2015, Sub-Accounts investing in Funds of the MFS Variable Insurance Trust and the MFS Variable Insurance Trust II were closed to new investment. If you did not have Contract Value in, or allocation instructions including such a Sub-Account on that date, you may not allocate Purchase Payments or Contract Value to that Sub-Account. If you had Contract Value in, or allocation instructions that included such a Sub-Account on February 2, 2015, you may continue to allocate Purchase Payments and transfer Contract Value to that Sub-Account, but if you change your allocation instructions to terminate your investment in the Sub-Account, you may not allocate Purchase Payments and transfer Contract Value to the Sub-Account in the future.

          This Prospectus sets forth a description of all material features about the Contract and the Variable Account that a prospective investor should know before investing. This Prospectus also describes all material state variations to the Contract. The Statement of Additional Information, which has been filed with the Securities and Exchange Commission ("SEC"), contains additional information about the Contract and the Variable Account. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is on the last page of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling Protective Life at the address or telephone number shown above. You may also obtain an electronic copy of the Statement of Additional Information, as well as other material that we file electronically and certain material incorporated by reference, at the SEC web site (http://www.sec.gov). Information about certain investment products, including variable annuities, has been prepared by the SEC staff and is available at Investor.gov.

          Please read this Prospectus carefully. You should keep a copy for future reference.

          The Protective Variable Annuity Contract is not a deposit or obligation of, or guaranteed by, any bank or financial institution. It is not insured by the Federal Deposit Insurance Corporation or any other government agency, and it is subject to investment risk, including the possible loss of principal.

          The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

          PRO.PVA.05.20 C000113263 C000113264 C000113265

          DEFINITIONS
          FEES AND EXPENSES
          SUMMARY
               The Contract
               Federal Tax Status
          THE COMPANY, VARIABLE ACCOUNT AND FUNDS
               Protective Life Insurance Company
               Protective Variable Annuity Separate Account
               Administration
               The Funds
               Selection of Funds
               Other Information about the Funds
               Certain Payments We Receive with Regard to the Funds
               Addition, Deletion or Substitution of Investments
          DESCRIPTION OF THE CONTRACT
               The Contract
               Use of the Contract in Qualified Plans
               Parties to the Contract
               Issuance of a Contract
               Purchase Payments
               Right to Cancel
               Allocation of Purchase Payments
               Variable Account Value
               Transfers
               Surrenders and Withdrawals
          THE GUARANTEED ACCOUNT
          DEATH BENEFIT
               Payment of the Death Benefit
               Continuation of the Contract by a Surviving Spouse
               Selecting a Death Benefit
               Escheatment of Death Benefit
          PROTECTED LIFETIME INCOME BENEFITS
               THE SECUREPAY RIDERS WITH RIGHTTIME OPTION
               PROTECTIVE INCOME MANAGER (patent pending) WITH RightTime OPTION
               ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS
          SUSPENSION OR DELAY IN PAYMENTS
          SUSPENSION OF CONTRACTS
          CHARGES AND DEDUCTIONS
               Surrender Charge (Contingent Deferred Sales Charge) (not applicable to C Series)
               Mortality and Expense Risk Charge
               Administration Charge
               Death Benefit Fee
               SecurePay Fee
               Protective Income Manager Fee
               Transfer Fee
               Contract Maintenance Fee
               Fund Expenses
               Premium Taxes
               Other Taxes
               Other Information
          ANNUITY PAYMENTS
               Annuity Date
               Annuity Value
               Annuity Income Payments
               Annuity Options
               Minimum Amounts
               Death of Annuitant or Owner After Annuity Date
          YIELDS AND TOTAL RETURNS
               Yields
               Total Returns
               Standardized Average Annual Total Returns
               Non-Standard Average Annual Total Returns
               Performance Comparisons
               Other Matters
          FEDERAL TAX MATTERS
               Introduction
               Temporary Rules under CARES Act
               The Company's Tax Status
          TAXATION OF ANNUITIES IN GENERAL
               Tax Deferral During Accumulation Period
               Taxation of Withdrawals and Surrenders
               Taxation of Annuity Payments
               Tax Consequences of Protected Lifetime Income Benefits
               Taxation of Death Benefit Proceeds
               Assignments, Pledges, and Gratuitous Transfers
               Penalty Tax on Premature Distributions
               Aggregation of Contracts
               Exchanges of Annuity Contracts
               Medicare Hospital Insurance Tax on Certain Distributions
               Loss of Interest Deduction Where Contract Is Held By or For the Benefit of Certain Nonnatural Persons
          QUALIFIED RETIREMENT PLANS
               In General
               Temporary Rules under the CARES Act
               Required Minimum Distributions In General
               Required Minimum Distributions Upon Your Death
               Additional Tax on Premature Distributions
               Other Considerations
               Protected Lifetime Income Benefits
               Direct Rollovers
          FEDERAL INCOME TAX WITHHOLDING
          GENERAL MATTERS
               Error in Age or Gender
               Incontestability
               Non-Participation
               Assignment or Transfer of a Contract
               Notice
               Modification
               Reports
               Settlement
               Receipt of Payment
               Protection of Proceeds
               Minimum Values
               Application of Law
               No Default
          DISTRIBUTION OF THE CONTRACTS
               Distribution
               Selling Broker-Dealers
               Inquiries
          CEFLI
          LEGAL PROCEEDINGS
          BUSINESS DISRUPTION AND CYBER-SECURITY RISKS
          VOTING RIGHTS
          FINANCIAL STATEMENTS
          STATEMENT OF ADDITIONAL INFORMATION
          APPENDIX A: Death Benefit Calculation Examples
          APPENDIX B: Example Of Surrender Charge Calculation (L Series and B Series only)
          APPENDIX C: Explanation Of The Variable Income Payment Calculation
          APPENDIX D: Condensed Financial Information
          APPENDIX E: Example Of SecurePay 6 Rider
          APPENDIX F: Example Of Protective Income Manager Rider
          APPENDIX G: Protective Income Manager Rider Payment Factors
          APPENDIX H: Example Of Allocation Adjustment Program
          APPENDIX I: Example Of Joint Life Coverage With Significant Age Difference Between Covered Persons Under The Protective Income Manager Rider

          DEFINITIONS

          "We", "us", "our", "Protective Life", and "Company" refer to Protective Life Insurance Company. "You", "your" and "Owner" refer to the person(s) who has been issued a Contract.:

          Accumulation Unit:   A unit of measure used to calculate the value of a Sub-Account prior to the Annuity Date.

          Administrative Office:   Protective Life Insurance Company, P. O. Box 10648, Birmingham, Alabama 35202-0648 (for Written Notice sent by U.S. postal service) or Protective Life Insurance Company, 2801 Highway 280 South, Birmingham, Alabama 35223 (for Written Notice sent by a nationally recognized overnight delivery service).

          Annual Withdrawal Amount or AWA:   The maximum amount that may be withdrawn from the Contract under a SecurePay rider each Contract Year after the Benefit Election Date without reducing the Benefit Base.

          Annuity Date:   The date as of which the Annuity Value is applied to an Annuity Option.

          Annuity Option:   The payout option under which the Company makes annuity income payments.

          Annuity Value:   The amount we apply to the Annuity Option you have selected.

          Assumed Investment Return:   The assumed annual rate of return used to calculate the amount of the variable income payments.

          Benefit Election Date:   The date you choose to start your SecurePay Withdrawals.

          Code:   The Internal Revenue Code of 1986, as amended.

          Contract:   The Protective Variable Annuity, a flexible premium, deferred, variable and fixed annuity contract.

          Contract Anniversary:   The same month and day as the Issue Date in each subsequent year of the Contract.

          Contract Value:   Before the Annuity Date, the sum of the Variable Account value and the Guaranteed Account value.

          Contract Year:   Any period of 12 months commencing with the Issue Date or any Contract Anniversary.

          Covered Person:   The person or persons upon whose lives the benefits of the SecurePay rider or Protective Income Manager rider, as applicable, are based. There may not be more than two Covered Persons.

          DCA:   Dollar cost averaging.

          DCA Accounts:   A part of the Guaranteed Account, but separate from the Fixed Account. The DCA Accounts are designed to transfer amounts to the Sub-Accounts of the Variable Account systematically over a designated period.

          Death Benefit:   The amount we pay to the beneficiary if an Owner dies before the Annuity Date.

          Due Proof of Death:   Receipt at our Administrative Office of a certified death certificate or judicial order from a court of competent jurisdiction or similar tribunal.

          Excess Withdrawals:   Any portion of a withdrawal that, when aggregated with all prior withdrawals during a Contract Year, exceeds the maximum withdrawal amount permitted under one of the Protected Lifetime Income Benefits.

          Fixed Account:   A part of the Guaranteed Account, but separate from the DCA Accounts. Amounts allocated or transferred to the Fixed Account earn interest from the date the funds are credited to the account.

          Fund:   Any investment portfolio in which a corresponding Sub-Account invests.

          Good Order ("good order"):   A request or transaction generally is considered in "Good Order" if we receive it in our Administrative Office within the time limits, if any, prescribed in this Prospectus for a particular transaction or instruction, it includes all information necessary for us to execute the requested instruction or transaction, and is signed by the individual or individuals authorized to provide the instruction or engage in the transaction. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the request or transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation we require to effect the instruction or transaction. This information and documentation generally includes, to the extent applicable: the completed application or instruction form; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Options affected by the requested transaction; the signatures of all Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

          Guaranteed Account:   The Fixed Account (not available for C Series), the DCA Accounts and any other Investment Option we may offer with interest rate guarantees.

          Investment Option:   Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract. The Investment Options are the Sub-Accounts of the Variable Account and the Guaranteed Account available in this Contract.

          Issue Date:   The date as of which we credit the initial Purchase Payment to the Contract and the date the Contract takes effect.

          Maximum Annuity Date:   The latest date on which you must surrender or annuitize the Contract, currently the oldest Owner's or Annuitant's 95th birthday.

          Monthly Anniversary Date:   The same day each month as the Issue Date, or the last day of any month that does not have the same day as the Issue Date.

          Optimal Withdrawal Amount:   The maximum amount that you may withdraw from your Contract Value each Contract Year without reducing or eliminating the benefits under the Protective Income Manager rider.

          Owner:   The person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract.

          Prohibited Allocation Instruction:   An instruction from you to allocate Purchase Payments or Contract Value or to take withdrawals that is not consistent with the Allocation Guidelines and Restrictions required in order to maintain one of the Protected Lifetime Income Benefits. If we receive a Prohibited Allocation Instruction, we will terminate your Protected Lifetime Income Benefits.

          Protected Lifetime Income Benefits:   The optional SecurePay and Protective Income Manager benefits offered with the Contract.

          Purchase Payment:   The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.

          Qualified Contracts:   Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 408, 408A or 457 of the Code.

          Qualified Plans:   Retirement plans that receive favorable tax treatment under Sections 401, 408, 408A or 457 of the Code.

          Rider Issue Date:   The date a Protected Lifetime Income Benefit rider is issued.

          Sub-Account:   A separate division of the Variable Account.

          Valuation Date:   Each day on which the New York Stock Exchange is open for business.

          Valuation Period:   The period which begins at the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time) on any Valuation Date and ends at the close of regular trading on the next Valuation Date. A Valuation Period ends earlier if the New York Stock Exchange closes early on certain scheduled days (such as the Friday after Thanksgiving or Christmas Eve) or in case of an emergency.

          Variable Account:   The Protective Variable Annuity Separate Account, a separate investment account of Protective Life.

          Written Notice:   A notice or request submitted in writing in Good Order that we receive at the Administrative Office via U.S. postal service or nationally recognized overnight delivery service. Please note that we use the term "written notice" in lower case to refer to a notice that we may send to you.

          FEES AND EXPENSES

          The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. Please refer to your Contract specifications page for information regarding the specific fees you will pay each year based on the options you have selected.The first table describes the fees and charges that you will pay at the time you buy the Contract, take a withdrawal from or surrender the Contract, or transfer amounts among the Sub-Accounts and/or the Guaranteed Account.

          OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchase Payments	None
Transfer Fee(1)	$25
SecurePay Medical Evaluation Fee(2)	$300
Premium Tax(3)	3.5%
	L Series	B Series	C Series
Maximum Surrender Charge (as % of amount surrendered)(4)	7%	7%	None

          (1) Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Contract Year. We will give written notice thirty (30) days before we impose a Transfer Fee. See "CHARGES AND DEDUCTIONS, Transfer Fee."

          (2) This charge is assessed for each Covered Person when there is Joint Coverage under the SecurePay ME feature. Currently, this charge is $150 for Single Coverage and $300 for Joint Coverage. Protective Life generally charges this fee if the Owner has purchased a SecurePay rider, undergoes medical underwriting and accepts an offer by Protective Life to increase the Annual Withdrawal Amount ("AWA") as a result of its underwriting review. If an Owner requests an increase in the AWA under the SecurePay ME feature more than twice, however, Protective Life will deduct this charge whether or not it determines that the Owner qualifies for an increased AWA and whether or not the Owner begins taking SecurePay Withdrawals at the increased AWA. State variations may apply. See "SecurePay ME: Increased AWA for Certain Medical Conditions, How to Apply for an Increased AWA" for more information.

          (3) Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a surrender or withdrawal, death or annuitization.

          (4) The surrender charge is based upon cumulative Purchase Payments as of the date each Purchase Payment is applied to the Contract, and decreases over time. The total of surrender charges assessed will not exceed 9% of aggregate Purchase Payments. The surrender charge declines over time. (See "Surrender Charge.")

          The next table describes the fees and expenses that you will pay each year during the time that you own the Contract, not including Fund fees and expenses. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

          PERIODIC FEES AND CHARGES

          (other than Fund expenses)

Annual Contract Maintenance Fee(1)	$35

          Variable Account Annual Expenses

          (as a percentage of average Variable Account value)

	L Series	B Series	C Series
Mortality and Expense Risk Charge	1.50%	1.20%	1.60%
Administration Charge	0.15%	0.10%	0.15%
Total Variable Account Annual Expenses (excluding optional benefit charges)	1.65%	1.30%	1.75%

          Optional Benefit Charges

Maximum Anniversary Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)(2)	0.20%
          Protected Lifetime Income Benefits(3)SecurePay Fee(4) (as an annualized percentage of the Benefit Base(5) on each Monthly Anniversary Date, beginning with the 1st Monthly Anniversary Date following election of the rider)
	Maximum	Current
Purchase of SecurePay rider at time of Contract purchase	1.20%	0.60%
Purchase of SecurePay rider under RightTime option	1.40%	0.70%
Purchase of SecurePay 6 rider at time of Contract purchase	2.00%	1.20%
Purchase of SecurePay 6 rider under RightTime option	2.20%	1.30%

		Current
	Maximum	For Riders Purchased on or after 8/20/2012	For Riders Purchased Before 8/20/2012
Purchase of SecurePay R72 rider at time of Contract purchase (no longer available for purchase as of 12/10/12)	2.00%	1.20%	1.00%
Purchase of SecurePay R72 rider under RightTime option (no longer available for purchase as of 12/10/12)	2.20%	1.30%	1.10%

          Protective Income Manager Fee (as an annualized percentage of Contract Value, beginning with the 1st Monthly Anniversary Date following election of the rider)(6)
		Current
	Maximum	For Riders Purchased on or after 12/10/2012	For Riders Purchased Before 12/10/2012
Purchase of the Protective Income Manager rider at time of Contract purchase	2.00%	1.20%	1.00%
Purchase of the Protective Income Manager rider under RightTime option	2.20%	1.30%	1.10%

          (1) We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $100,000 or more. (See "CHARGES AND DEDUCTIONS.")

          (2) The Maximum Anniversary Death Benefit is equal to the greatest of (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the highest anniversary value of the Contract before the Owner's 80th birthday. The Maximum Anniversary Value Death Benefit is not available if you purchase the Protective Income Manager rider. For more information on these death benefit values and fees, and how they are calculated, please see the "DEATH BENEFIT" and "CHARGES AND DEDUCTIONS, Death Benefit Fee" sections of this Prospectus.

          (3) You may not purchase both the SecurePay rider and the Protective Income Manager rider.

          (4) We will give you at least 30 days' written notice before any increase in the SecurePay Fee. You may elect not to pay the increase in your SecurePay Fee. If you do, your SecurePay rider will not terminate, but your current Benefit Base will be capped at its then current value. You will continue to be assessed your current SecurePay Fee, however, even though you will have given up the opportunity for any future increases in your SecurePay Benefit Base under any SecurePay rider. See "THE SECUREPAY RIDERS WITH RIGHTTIME OPTION" in this Prospectus.

          (5) The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged, under the SecurePay riders. On the Rider Issue Date, your initial Benefit Base is equal to your Contract Value. For more information on the SecurePay riders, the Benefit Base and how it is calculated, please see "THE SECUREPAY RIDERS WITH RIGHTTIME OPTION" in this Prospectus.

          (6) The Protective Income Manager fee is a percentage of the greater of: (i) the Contract Value on the fee calculation date; or (ii) the Contract Value on the later of the Rider Issue Date or the most recent Reset Date. For more detailed information about the fee and the fee increases, see "PROTECTIVE INCOME MANAGER (PATENT PENDING) WITH RIGHTTIME OPTION" in this Prospectus.

          The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

          The Fund expenses used to prepare the next table were provided to Protective Life by the Funds. The expenses shown are based on expenses incurred for the year ended December 31, 2020. Current or future expenses may be higher or lower than those shown.

          RANGE OF EXPENSES FOR THE FUNDS

	Minimum		Maximum
Total Annual Fund Operating Expenses(*)	0.35%	-	1.72%
(total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)

          (*) The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.

          Example of Charges

          The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The examples show the costs of investing in each class of the Contract, including owner transaction expenses, the annual contract maintenance fee, Variable Account Charges, and both maximum and minimum Total Annual Fund Operating Expenses.

            The first example assumes that you purchased the SecurePay R72 rider on or after August 20, 2012 under the RightTime option at the maximum and current charges.
            The second example assumes that you have not purchased either SecurePay rider or the Protective Income Manager rider.

          The examples also assume that the Maximum Anniversary Value Death Benefit is in effect, and that all Contract Value is allocated to the Variable Account. The examples do not reflect transfer fees or premium taxes, which may range up to 3.5% depending on the jurisdiction.

          The examples assume that you invest $10,000 in the Contract for the periods indicated. The examples also assume that your investment has a 5% return each year.

            If you purchased the SecurePay R72 rider on or after August 20, 2012 under the RightTime option:

              If you surrender the Contract at the end of the applicable time period:

                With the SecurePay R72 rider selected under the RightTime option (reflecting the maximum charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expense
L Series	$1244	$2416	$3228	$6762
B Series	$1198	$2284	$3343	$6382
C Series	$633	$1930	$3273	$6836
Minimum Fund Expense
L Series	$1109	$2023	$2560	$5616
B Series	$1076	$1925	$2753	$5300
C Series	$488	$1513	$2609	$5704

                With the SecurePay R72 rider selected under the RightTime option (reflecting the current charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expense
L Series	$1160	$2153	$2744	$5716
B Series	$1114	$2018	$2873	$5311
C Series	$543	$1650	$2789	$5796
Minimum Fund Expense
L Series	$1024	$1754	$2060	$4470
B Series	$991	$1655	$2269	$4136
C Series	$398	$1228	$2109	$4563

              If you annuitize(*) or remain invested in the Contract at the end of the applicable time period:

                With the SecurePay R72 rider selected under the RightTime option (reflecting the maximum charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expense
L Series	$623	$1901	$3228	$6762
B Series	$573	$1761	$3006	$6382
C Series	$633	$1930	$3273	$6836
Minimum Fund Expense
L Series	$478	$1484	$2560	$5616
B Series	$443	$1380	$2391	$5300
C Series	$488	$1513	$2609	$5704

                With the SecurePay R72 rider selected under the RightTime option (reflecting the current charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expense
L Series	$533	$1621	$2744	$5716
B Series	$483	$1479	$2515	$5311
C Series	$543	$1650	$2789	$5796
Minimum Fund Expense
L Series	$388	$1198	$2060	$4470
B Series	$352	$1093	$1886	$4136
C Series	$398	$1228	$2109	$4563

            If you have not purchased either SecurePay rider or Protective Income Manager rider:

              If you surrender the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expense
L Series	$1040	$1776	$2053	$4191
B Series	$993	$1639	$2203	$3752
C Series	$414	$1251	$2100	$4277
Minimum Fund Expense
L Series	$903	$1370	$1345	$2838
B Series	$870	$1269	$1577	$2475
C Series	$268	$821	$1396	$2939

                If you annuitize(*) or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expense
L Series	$404	$1222	$2053	$4191
B Series	$354	$1077	$1817	$3752
C Series	$414	$1251	$2100	$4277
Minimum Fund Expense
L Series	$258	$791	$1345	$2838
B Series	$222	$683	$1165	$2475
C Series	$268	$821	$1396	$2939

              (*) You may not annuitize your Contract within 3 years after we accept a Purchase Payment. For more information, see "ANNUITY PAYMENTS, Annuity Date, Changing the Annuity Date." Neither the death benefit fee nor the Protective Income Manager rider fee apply after the Annuity Date.

              Please remember that the examples are an illustration and do not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the examples.

              SUMMARY

              The Contract

              What is the Protective Variable Annuity Contract?

              The Protective Variable Annuity Contract is an individual flexible premium deferred variable and fixed annuity contract issued by Protective Life. This Prospectus describes three different classes of the Contract — the L Series, the B Series, and the C Series. Each class has different charges and features that may be appropriate for you based on your financial situation, your age and how you intend to use the Contract. For example, the L Series has a higher mortality and expense risk charge and administration charge than the B Series, but imposes a surrender charge over a shorter period of time than the B Series. The C Series imposes a higher mortality and expense risk charge than either of the other two classes, and a higher administration charge than the B Series, but has no surrender charge. Also, if you elect the B Series, your minimum required initial Purchase Payment may be lower, and under the C Series you may not allocate your Purchase Payments or transfer Contract Value to the Fixed Account. (See "The Contract.")

              What are the Company's obligations under the Contract?

              The benefits under the Contract are paid by us from our general account assets and/or your Contract Value held in the Variable Account. You assume all of the investment risk for Purchase Payments and Contract Value allocated to the Sub-Accounts of the Variable Account, which is not part of our general account. Our general account assets support our insurance and annuity obligations and are subject to our general liabilities from business operations and to claims by our creditors. Because amounts allocated to the Fixed Account and the DCA Accounts, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with any enhanced death benefits, a SecurePay rider, or the Protective Income Manager rider), are paid from our general account, any amounts that we may pay under the Contract in excess of Variable Account value are subject to our financial strength and claims-paying ability

              It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and there are risks to purchasing any insurance product. For this reason, you should consider our financial strength and claims paying ability to meet our obligations under the Contract when purchasing a Contract and making investment decisions under the Contract.

              How may I purchase a Contract?

              Protective Life sells the Contracts through registered representatives of broker-dealers. We pay commissions and other compensation to the broker-dealers for selling the Contracts. (See "DISTRIBUTION OF THE CONTRACTS.")

              Protective Life will issue your Contract when it receives and accepts your complete application information and an initial Purchase Payment through the broker-dealer you have selected. (See "Issuance of a Contract.")

              What are the Purchase Payments?

              The minimum amount that Protective Life will accept as an initial Purchase Payment is $5,000 for the B Series, and $25,000 for the C and L Series. If you purchase the B Series with the Protective Income Manager rider, your minimum initial Purchase Payment must be $25,000. Generally, Purchase Payments may be made at any time prior to the oldest Owner's or Annuitant's 86th birthday. No Purchase Payment will be accepted within 3 years of the Annuity Date then in effect. The minimum subsequent Purchase Payment we will accept is $100, or $50 if the payment is made under our current automatic purchase payment plan. The maximum aggregate Purchase Payment(s) we will accept without prior Administrative Office approval is $1,000,000. We may impose conditions for our acceptance of aggregate Purchase Payments greater than $1,000,000, such as limiting the death benefit options that are available under your Contract or your right to purchase the Protective Income Manager rider after the Issue Date under our RightTime option.

              If you purchase a SecurePay rider, you cannot make any Purchase Payments two years or more after the Rider Issue Date or on or after the Benefit Election Date, whichever comes first. (See "THE SECUREPAY RIDERS WITH RIGHTTIME OPTION.") We reserve the right to limit, suspend, or reject any Purchase Payment at any time. We will give written notice at least five (5) days before any changes to Purchase Payment limitations go into effect. (See "Purchase Payments.")

              Can I cancel the Contract?

              You have the right to return the Contract within a certain number of days (which varies by state and is never less than ten) after you receive it. The returned Contract will be treated as if it were never issued. Protective Life will refund the Contract Value in states where permitted. This amount may be more or less than the Purchase Payments. In states requiring the return of Purchase Payments, we will refund the greater of the Contract Value or the Purchase Payments. (See "Right to Cancel.")

              Can I transfer amounts in the Contract?

              Before the Annuity Date, you may transfer amounts among the Investment Options. There are, however, limitations on transfers: any transfer must be at least $100; no amounts may be transferred into a DCA Account.

              In the B and L Series Contracts, no amounts may be transferred to the Fixed Account within six months after any transfer from the Guaranteed Account to the Variable Account; transfers out of the Fixed Account are limited to the greater of (a) $2,500 or (b) 25% of the value of the Fixed Account in any Contract Year.

              After the Annuity Date, if you have selected variable income payments, you may transfer amounts among the Sub-Accounts, but no more frequently than once per month, and you may not transfer within the Guaranteed Account or between a Sub-Account and the Guaranteed Account.

              We reserve the right to charge a transfer fee of $25 for each transfer after the 12th transfer in any Contract Year. We will give written notice thirty (30) days before we impose a transfer fee or limit the number of transfers. We also reserve the right to limit the number of transfers to no more than 12 per Contract Year. We may restrict or refuse to honor transfers when we determine that they may be detrimental to the Funds or Contract Owners, such as frequent transfers and market timing transfers by or on behalf of an Owner or group of Owners. (See "Transfers.") For purposes of calculating the number of transfers, we treat instructions received on the same business day as a single transfer without regard to the number of Sub-Accounts involved. If you purchase a SecurePay rider or the Protective Income Manager rider, your options for transferring Contract Value among the Investment Options will be restricted in accordance with our Allocation Guidelines and Restrictions. (See "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS.")

              For more information about transfers, how to request transfers and limitations on transfers, see "Transfers — Limitations on Transfers."

              Can I surrender the Contract?

              Upon Written Notice before the Annuity Date, you may surrender the Contract and receive its surrender value. (See "Surrenders and Withdrawals.") Surrenders may have federal and state income tax consequences, as well as a 10% federal penalty tax if the surrender occurs before the Owner reaches age 59-1/2, and surrender charges may apply. (See "CHARGES AND DEDUCTIONS, Surrender Charge" and "Taxation of Withdrawals and Surrenders.")

              Can I withdraw my money from the Contract?

              Any time before the Annuity Date, you may request by Written Notice a withdrawal from your Contract provided the Contract Value remaining after the withdrawal is at least $5,000. Under certain conditions we may also accept withdrawals requested by facsimile and telephone. You also may elect to participate in our automatic withdrawal plan, which allows you to pre-authorize periodic withdrawals prior to the Annuity Date. (See "Surrenders and Withdrawals.") Withdrawals may be available under certain Annuity Options. (See "ANNUITY PAYMENTS — Annuity Options.") Withdrawals reduce your Contract Value and death benefit. Surrender charges and federal and state income taxes may apply, as well as a 10% federal penalty tax if the withdrawal occurs before the Owner reaches age 59-1/2. (See "CHARGES AND DEDUCTIONS, Surrender Charge" and "Taxation of Withdrawals and Surrenders.") If you purchase a SecurePay or Protective Income Manager rider, special withdrawal rules apply, especially on or after the Benefit Election Date. (See "PROTECTED LIFETIME INCOME BENEFITS.")

              What happens when the Owner dies?

              In the event of the Owner's death, all automatic transfer programs under the Contract, such as dollar cost averaging, portfolio rebalancing, and Allocation Adjustment will cease upon our receipt of Due Proof of Death of the Owner at our Administrative Office. (See "Dollar Cost Averaging," "Portfolio Rebalancing," and "The Allocation Adjustment Program (patent pending).")

              Is there a death benefit?

              If any Owner dies before the Annuity Date and while this Contract is in force, a death benefit, less any applicable premium tax, will be payable to the Beneficiary. The death benefit is determined as of the end of the Valuation Period during which we receive Due Proof of Death of the Owner at our Administrative Office. (See "DEATH BENEFIT.")

              The Return of Purchase Payments Death Benefit is included with your Contract at no additional charge. You may select the Maximum Anniversary Value Death Benefit for an additional fee, but only if the oldest Owner is younger than 76 on the Issue Date of the Contract. You must select your death benefit at the time you apply for your Contract, and except as described below, your selection may not be changed after the Contract is issued. See "CHARGES AND DEDUCTIONS, Death Benefit Fee."

              If you purchase the Protective Income Manager rider, your death benefit will be the Return of Purchase Payments Death Benefit. The Maximum Anniversary Value Death Benefit is not available under the Protective Income Manager rider. If you selected the Maximum Anniversary Value Death Benefit when you purchased your Contract and you later purchase the Protective Income Manager rider under our RightTime option, we will pay the Return of Purchase Payments Death Benefit at the time of an Owner's death. If the value of your Maximum Anniversary Value Death Benefit at the time you elect the Protective Income Manager rider is greater than the value of the Return of Purchase Payments Death Benefit at that time, then you will forfeit this excess. We will stop assessing the fee for the Maximum Anniversary Value Death Benefit when we issue the Protective Income Manager rider, but will not refund the fees you paid for the Maximum Anniversary Value Death Benefit before that date. (See "PROTECTIVE INCOME MANAGER (PATENT PENDING) WITH RIGHTTIME OPTION.")

              What charges do I pay under the Contract?

              We assess a surrender charge under L Series and B Series Contracts if you withdraw or surrender your Purchase Payments from the Contract, depending on how long those payments were invested in the Contract. We may waive the surrender charge under certain circumstances. We apply a charge to the daily net asset value of the Variable Account that consists of a mortality and expense risk charge and an administration charge. We do not currently impose a transfer fee, but we reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year if we determine, in our sole discretion, that the number of transfers or the cost of processing such transfers is excessive. We will give written notice thirty (30) days before we impose a transfer fee or limit the number of transfers. For more information about transfers, how to request transfers and limitations on transfers, see "Transfers — Limitations on Transfers". We also deduct a contract maintenance fee from your Contract Value on each Contract Anniversary prior to the Annuity Date and on any other day that you surrender your Contract. We may waive the contract maintenance fee under certain circumstances. We also deduct from your Contract Value charges for any optional benefits and riders applicable to your Contract, such as the Maximum Anniversary Value Death Benefit, SecurePay and Protective Income Manager riders.

              We will deduct any applicable state premium tax from Purchase Payments or Contract Value if premium taxes apply to your Contract. The Funds' investment management fees and other operating expenses are more fully described in the prospectuses for the Funds.

              (See the "FEES AND EXPENSES" tables preceding this Summary and the "CHARGES AND DEDUCTIONS" section later in this Prospectus.)

              What are the SecurePay Riders?

              The SecurePay and SecurePay 6 riders guarantee the right to make withdrawals based upon the value of a protected lifetime income benefit base ("Benefit Base") that will remain fixed if your Contract Value declines due to poor market performance.

                With the basic SecurePay rider, your Benefit Base may increase on your Contract Anniversary if your Contract Value has increased, but will remain fixed if the Contract Value has declined due to poor market performance.
                Like the basic SecurePay rider, the SecurePay 6 rider provides for increases in your Benefit Base on your Contract Anniversary if your Contract Value has increased. SecurePay 6 also provides for potential increases, or "roll-ups", in the Benefit Base of up to 6.0% each Contract Anniversary during a specified period, even if your Contract Value has not increased. The fee for the SecurePay 6 rider is higher than for the basic SecurePay rider.

              The SecurePay R72 rider also provides for increases in your Benefit Base on your Contract Anniversary if your Contract Value has increased as well as potential roll-ups in the Benefit Base during a specified period, even if your Contract Value has not increased. Effective December 10, 2012, the SecurePay R72 rider is no longer available, even if you purchased your contract before December 10, 2012, and wish to purchase a SecurePay rider under the "RightTime" option. For more information regarding SecurePay R72, please see THE SECUREPAY RIDERS WITH RightTime OPTION and Appendix E.

              Under any of the SecurePay riders, withdrawals may be made over the lifetime of persons designated under the rider, provided the rider's requirements are satisfied. Withdrawals may begin after the person(s) designated under the rider reaches the age of 59-1/2. Annual aggregate withdrawals on or after the Benefit Election Date that exceed the Annual Withdrawal Amount (AWA) will result in a reduction of rider benefits, and may even significantly reduce or eliminate the value of such benefits, because we will reduce the Benefit Base and corresponding AWA.

              Note: We do not accept Purchase Payments on or after the Benefit Election Date or more than two years after the Rider Issue Date, whichever comes first. Before May 20, 2016, we did accept Purchase Payments more than two years after the Rider Issue Date, but those payments did not increase the Benefit Base for the rider.

              Under the SecurePay riders your options for allocating Purchase Payments and Contract Value will be restricted, because you must make all allocations in accordance with the rider's Allocation Guidelines and Restrictions. These Allocation Guidelines and Restrictions require you to allocate all of your Purchase Payments and Contract Value in accordance with Allocation by Investment Category guidelines or eligible Benefit Allocation Model Portfolios, and also require participation in the Allocation Adjustment Program. The Allocation Guidelines and Restrictions are designed to limit the volatility of your investment allocations, and the risk that we assume by offering the SecurePay riders. Therefore, if you are seeking a more aggressive growth strategy, the portfolio allocations and Allocation Adjustment Program required for participation in the SecurePay riders are probably not appropriate for you. Please see "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS."

              We charge an additional fee if you purchase a SecurePay rider. If you elect a SecurePay rider, you will begin paying this fee as of the date the SecurePay rider is issued. You may not cancel a SecurePay rider for the first ten years following the date of its issue. To purchase a SecurePay rider, the youngest Owner and Annuitant must be age 55 or older and the oldest Owner and Annuitant must be age 85 or younger on the Rider Issue Date.

              See "THE SECUREPAY WITH RIGHTTIME OPTIONS."

              What is the Protective Income Manager Rider (patent pending)?

              The Protective Income Manager rider guarantees the right to make withdrawals ("Protective Income Manager Withdrawals") each year even if your Contract Value is reduced to zero due to those Protective Income Manager Withdrawals, poor market performance, or both. The rider also provides fixed lifetime income payments for the life of any Covered Person ("Protected Lifetime Payments") beginning on the Maximum Annuity Date. The Protective Income Manager rider is specifically designed for you to withdraw all of your Contract Value systematically by the (younger) Covered Person's 95th birthday in annual amounts that may vary from year to year (the "Optimal Withdrawal Amount").

              Note: The rider may not operate as designed if joint life coverage is selected and there is a significant age difference between the two Covered Persons. In that event, it is likely that on the Maximum Annuity Date (the older Covered Person's 95th birthday), a substantial amount of Contract Value will still be remaining. As a result, it may be in your best interest to apply this amount to an Annuity Option instead of the rider's Protected Lifetime Payment Annuity Option. If so, you will have paid for the rider without receiving its full benefit. If there is a significant age disparity between you and your spouse, then joint life coverage under the rider may not be appropriate for you. You should discuss this with your financial advisor to ascertain if joint life coverage will address your financial needs and be suitable for you. See "Protective Income Manager With RightTime Option — Selecting Your Coverage Option" for factors to consider when discussing this with your advisor. Also see Appendix I for examples of joint life coverage when there is a significant age difference.

              Annual aggregate withdrawals that exceed the Optimal Withdrawal Amount may result in a reduction of rider benefits, and may even significantly reduce or eliminate the value of such benefits, because we will recalculate the minimum guarantees associated with your Optimal Withdrawal Amount on the next Contract Anniversary.

              If you purchase the Protective Income Manager rider, your options for allocating Purchase Payments and Contract Value will be restricted because you must make all allocations in accordance with our Allocation Guidelines and Restrictions. The Allocation Guidelines and Restrictions require you to allocate all of your Purchase Payments and Contract Value in accordance with Allocation by Investment Category guidelines or eligible Benefit Allocation Model Portfolios, and also require participation in the Allocation Adjustment Program (patent pending). The Allocation Guidelines and Restrictions are designed to limit the volatility of your investment allocations, and the risk that we assume by offering Protective Income Manager. Therefore, if you are seeking a more aggressive growth strategy, the portfolio allocations and Allocation Adjustment Program required for participation in the Protective Income Manager rider are probably not appropriate for you. Please see "Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits."

              We charge an additional fee if you purchase the Protective Income Manager rider. If you elect the Protective Income Manager rider, you will begin paying this fee as of the date the Protective Income Manager rider is issued. You may not cancel the Protective Income Manager rider for the first ten years following the date of its issue.

              Note: We do not accept Purchase Payments more than 120 days after the date the Protective Income Manager rider is issued.

              The Protective Income Manager mark is considered to be the exclusive intellectual property of Protective Life Insurance Company. The Protective Income Manager and Allocation Adjustment Program technology and know-how are the proprietary and patent-pending intellectual property of Protective Life Insurance Company. For more information on the Protective Income Manager rider, please see "Protective Income Manager With RightTime Option."

              What is the RightTime Option?

              You may elect either a SecurePay rider or the Protective Income Manager rider at the time you purchase your Contract, or you may purchase one of these riders at a later date under our RightTime option so long as you satisfy the rider's issue requirements and the rider is still available for sale. If you purchase a rider under the RightTime option, the rider will be subject to the terms and conditions in effect at the time the rider is issued. Currently, the annual rider fee is 0.10% higher if you exercise the RightTime option to elect a rider than if you elect the rider when you purchase your Contract. See "PROTECTED LIFETIME INCOME BENEFITS."

              What Annuity Options are available?

              Currently, we apply the Annuity Value to an Annuity Option on the Annuity Date, unless you choose to receive the surrender value in a lump sum. Annuity Options include: payments for a certain period and life income with or without payments for a certain period. Annuity Options are available on either a fixed or variable payment basis. (See "ANNUITY PAYMENTS.")

              Is the Contract available for qualified retirement plans?

              You may purchase the Contract for use within certain qualified retirement plans or arrangements that receive favorable tax treatment, such as individual retirement accounts and individual retirement annuities (IRAs), and pension and profit sharing plans (including H.R. 10 Plans). Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax or financial adviser for information specific to your circumstances to determine whether the use of the Contract within a qualified retirement plan is an appropriate investment for you. (See "DESCRIPTION OF THE CONTRACT, The Contract," and "FEDERAL TAX MATTERS, Qualified Retirement Plans.")

              Where may I find financial information about the Sub-Accounts?

              You may find financial information about the Sub-Accounts in Appendix D to this Prospectus and in the Statement of Additional Information.

              Other contracts

              We issue other types of annuity contracts and insurance policies that also invest in the same Funds in which your Contract invests. These other types of contracts and policies may have different charges that could affect the value of their sub-accounts and may offer different benefits than the Contract. To obtain more information about these other contracts and policies, you may contact our Administrative Office in writing or by telephone.

              Federal Tax Status

              Generally all earnings on the investments underlying the Contract are tax-deferred until withdrawn or until annuity income payments begin. A distribution from a non-Qualified Contract, which includes a surrender or withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. (See "FEDERAL TAX MATTERS.")

              THE COMPANY, VARIABLE ACCOUNT AND FUNDS

              Protective Life Insurance Company

              The Contracts are issued by Protective Life. Protective Life is a Tennessee corporation and was founded in 1907. Protective Life's address is P.O. Box 10648, Birmingham, Alabama 35202-0648. Protective Life markets individual life insurance, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, fixed and variable annuities and extended service contracts. Protective Life is currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 2020, Protective Life had total assets of approximately $126.5 billion. Protective Life is the principal operating subsidiary of Protective Life Corporation (“PLC”), a U.S. insurance holding company and a wholly-owned subsidiary of Dai-ichi Life Holdings, Inc. (“Dai-ichi”). Dai-ichi is a top 20 global life insurance company. Dai-ichi's stock is traded on the Tokyo Stock Exchange. As of December 31, 2020, PLC had total assets of approximately $126.9 billion.

              The assets of Protective Life's general account support its insurance and annuity obligations and are subject to its general liabilities from business operations and to claims by its creditors. Because amounts allocated to the Fixed Account and the DCA Accounts, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with any enhanced death benefits, a SecurePay rider, or the Protective Income Manager rider), are paid from Protective Life's general account, any amounts that Protective Life may pay under the Contract in excess of Variable Account value are subject to its financial strength and claims-paying ability. It is important to note that there is no guarantee that Protective Life will always be able to meet its claims-paying obligations, and that there are risks to purchasing any insurance product. For this reason, you should consider Protective Life's financial strength and claims paying ability to meet its obligations under the Contract when purchasing a Contract and making investment decisions under the Contract.

              Protective Variable Annuity Separate Account

              The Protective Variable Annuity Separate Account is a separate investment account of Protective Life. The Variable Account was established under Tennessee law by the Board of Directors of Protective Life on October 11, 1993. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and meets the definition of a separate account under federal securities laws.

              Protective Life owns the assets of the Variable Account. These assets are held separate from other assets and are not part of Protective Life's general account. You assume all of the investment risk for Purchase Payments and Contract Value allocated to the Sub-Accounts. Your Contract Value in the Sub-Accounts is part of the assets of the Variable Account. The portion of the assets of the Variable Account equal to the reserves and other contract liabilities (which is equal to Contract Value) of the Variable Account will not be charged with liabilities that arise from any other business Protective Life conducts. Protective Life may transfer to its general account any assets which exceed the reserves and other contract liabilities (which is equal to Contract Value) of the Variable Account. Protective Life may accumulate in the Variable Account the charge for mortality and expense risks and investment results applicable to those assets that are in excess of the net assets supporting the contracts. The income, gains and losses, both realized and unrealized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to any other income, gains or losses of Protective Life. The obligations under the Contracts are obligations of Protective Life.

              If you select a SecurePay rider or the Protective Income Manager rider, your options for allocating Purchase Payments and Contract Value will be restricted. You must allocate your Purchase Payments and Contract Value in accordance with our Allocation Guidelines and Restrictions. In general, the required allocations under these guidelines focus on conservative, high quality bond funds, combine bond funds and growth stock funds, or emphasize growth stock funds while including a significant weighting of bond funds with a goal of seeking to provide income and/or capital appreciation while avoiding excessive risk. (See "Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.")

              Administration

              Protective Life Insurance Company performs the Contract administration at its Administrative Office at 2801 Highway 280 South, Birmingham, Alabama 35223. Contract administration includes processing applications for the Contracts and subsequent Owner requests; processing Purchase Payments, transfers, surrenders and death benefit claims as well as performing record maintenance and disbursing annuity income payments.

              The Funds

              The assets of each Sub-Account are invested solely in a corresponding Fund. Each Fund is an investment portfolio of one of the investment companies listed below.

Fund	Fund Manager/ Investment Adviser	Subadvisor(s)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Clayton Street Trust	Janus Capital Management LLC
Fidelity Variable Insurance Products	Fidelity Management and Research Company	FMR Co., Inc. Strategic Advisors, Inc. Fidelity Investments Money Management, Inc.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc. (Franklin Flex Cap Growth VIP Fund, Franklin Income VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin U.S. Government Securities VIP Fund and the Templeton Global Bond VIP Fund)

              Franklin Advisory Services, LLC (Franklin Rising Dividends VIP Fund and the Franklin Small Cap Value VIP Fund)

              Franklin Mutual Advisers, LLC(Franklin Mutual Shares VIP Fund)

              Templeton Investment Counsel, LLC(Templeton Foreign VIP Fund)

              Templeton Global Advisors Limited (Templeton Growth VIP Fund)

Templeton Asset Management Ltd. (Templeton Developing Markets VIP Fund)
Goldman Sachs Variable Insurance Trust	Goldman Sachs Asset Management L.P.
Invesco V.I. Balanced Risk Allocation Fund	Invesco Advisers, Inc.	Invesco Asset Management Deutschland GmbH
Legg Mason Partners Variable Equity Trust	Legg Mason Partners Fund Advisor, LLC	ClearBridge Advisors, LLC
Lord Abbett Series Fund, Inc.	Lord, Abbett & Co. LLC
MFS Variable Insurance Trust	MFS Investment Management
MFS Variable Insurance Trust II (the "MFS II Funds")	MFS Investment Management
PIMCO Variable Insurance Trust	Pacific Investment Management Company, LLC.	Research Affiliates, LLC
Royce Capital Fund	Royce & Associates, LLC

              Shares of the Funds are offered only to:

                the Variable Account;
                other separate accounts of Protective Life and its affiliates supporting variable annuity contracts or variable life insurance policies;
                separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies; and
                certain qualified retirement plans.

              For a discussion of the potential conflicts of interest that may arise as a result of the sale of Fund shares to separate accounts that support variable annuity contracts, variable life insurance policies and certain qualified pension and retirement plans as well as the sale of Fund shares to the separate accounts of insurance companies that are not affiliated with Protective Life, see the prospectuses for the Funds. Fund shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.

              AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

              Invesco V.I. American Value Fund, Series II Shares

              This Fund seeks long-term capital appreciation.

              Invesco V.I. Balanced Risk Allocation Fund, Series II Shares

              The Fund seeks total return with a low to moderate correlation to traditional financial market indices.

              Invesco V.I. Capital Appreciation Fund, Series II Shares (formerly Invesco Oppenheimer V.I. Capital Appreciation Fund)

              This Fund seeks capital appreciation.

              Invesco V.I. Comstock Fund, Series II Shares

              This Fund seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

              Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares (formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund)

              This Fund seeks capital growth.

              Invesco V.I. Equity and Income Fund, Series II Shares

              This Fund seeks both capital appreciation and current income.

              Invesco V.I. Global Fund, Series II Shares (formerly Invesco Oppenheimer V.I. Global Fund)

              This Fund seeks capital appreciation.

              Invesco V.I. Global Real Estate Fund, Series II Shares

              This Fund seeks total return through growth of capital and current income.

              Invesco V.I. Global Strategic Income Fund, Series II Shares (formerly Invesco Oppenheimer V.I. Global Strategic Income Fund)

              This Fund seeks total return.

              Invesco V.I. U.S. Government Money Portfolio (formerly Invesco Oppenheimer V.I. Government Money Fund)

              This Fund seeks income consistent with stability of principal.

              You could lose money by investing in the Invesco V.I. U.S. Government Money Portfolio. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Variable Account Annual Expenses, the yield in the Sub-Account that invests in this Fund could be negative. If the yield in the Sub-Account becomes negative, Contract Value invested in the Sub-Account may decline.

              Invesco V.I. Government Securities Fund, Series II Shares

              The Fund seeks total return, comprised of current income and capital appreciation.

              Invesco V.I. Growth and Income Fund, Series II Shares

              This Fund seeks long-term growth of capital and income.

              Invesco V.I. International Growth Fund, Series II Shares (formerly Invesco Oppenheimer V.I. International Growth Fund)

              This Fund seeks long-term growth of capital.

              Invesco V.I. Main Street Fund, Series II Shares (formerly Invesco Oppenheimer V.I. Main Street Fund)

              This Fund seeks capital appreciation.

              Invesco V.I. Small Cap Equity Fund, Series II Shares

              The Fund seeks long-term growth of capital.

              Clayton Street Trust

              Protective Life Dynamic Allocation Series- Conservative Portfolio

              This Fund seeks total return through income and growth of capital, balanced by capital preservation.

              Protective Life Dynamic Allocation Series- Growth Portfolio

              This Fund seeks total return through growth of capital, balanced by capital preservation.

              Protective Life Dynamic Allocation Series- Moderate Portfolio

              This Fund seeks total return through growth of capital and income, balanced by capital preservation.

              Fidelity® Variable Insurance Products

              VIP Contrafund® Portfolio, Service Class 2

              This Fund seeks long-term capital appreciation.

              VIP Index 500 Portfolio, Service Class 2

              This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.

              VIP Investment Grade Bond Portfolio, Service Class 2

              This Fund seeks as high a level of current income as is consistent with the preservation of capital.

              VIP Mid Cap Portfolio, Service Class 2

              This Fund seeks long-term growth of capital.

              Franklin Templeton Variable Insurance Products Trust

              Franklin DynaTech VIP Fund, Class 2 (formerly Franklin Flex Cap Growth VIP Fund)

              This Fund seeks capital appreciation. Under normal market conditions, the Fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.

              Franklin Income VIP Fund, Class 2

              This Fund seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.

              Franklin Mutual Shares VIP Fund, Class 2

              This Fund seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the Fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.

              Franklin Rising Dividends VIP Fund, Class 2

              This Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid consistently rising dividends.

              Franklin Small Cap Value VIP Fund, Class 2

              This Fund seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization companies.

              Franklin Small-Mid Cap Growth VIP Fund, Class 2

              This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization and mid-capitalization companies.

              Franklin U.S. Government Securities VIP Fund, Class 2

              This Fund seeks income. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. government securities.

              Templeton Developing Markets VIP Fund, Class 2

              This Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in emerging markets investments.

              Templeton Foreign VIP Fund, Class 2

              This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

              Templeton Global Bond VIP Fund, Class 2

              This Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, this Fund invests at least 80% of its net assets in debt securities of any maturity.

              Templeton Growth VIP Fund, Class 2

              This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.

              Goldman Sachs Variable Insurance Trust

              Global Trends Allocation Fund, Service Class

              This Fund seeks total return while seeking to provide volatility management.

              Growth Opportunities Fund, Service Class

              This Fund seeks long-term growth of capital.

              International Equity Insights Fund, Service Class

              This Fund seeks long-term growth of capital.

              Mid Cap Value Fund, Service Class

              This Fund seeks long-term capital appreciation.

              Strategic Growth Fund, Service Class

              This Fund seeks long-term growth of capital.

              Legg Mason Partners Variable Equity Trust

              ClearBridge Variable Mid Cap Portfolio, Class II

              This Fund seeks long-term growth of capital.

              ClearBridge Variable Small Cap Growth Portfolio, Class II

              This Fund seeks long-term growth of capital.

              QS Dynamic Multi-Strategy VIT Portfolio, Class II

              The Fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The Fund will seek to reduce volatility as a secondary objective.

              Lord Abbett Series Fund, Inc.

              Bond-Debenture Portfolio, Value Class

              The Fund seeks high current income and the opportunity for capital appreciation to produce a high total return.

              Dividend Growth Portfolio, Value Class

              The Fund seeks current income and capital appreciation.

              Fundamental Equity Portfolio, Value Class

              The Fund seeks long-term growth of capital and income without excessive fluctuations in market value.

              Growth Opportunities Portfolio, Value Class

              The Fund seeks capital appreciation.

              Mid-Cap Stock Portfolio, Value Class

              The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

              MFS® Variable Insurance Trust (1)

              MFS® Growth Series, Service Class Shares

              This Fund seeks capital appreciation.

              MFS® Investors Trust Series, Service Class Shares

              This Fund seeks capital appreciation.

              MFS® New Discovery Series, Service Class Shares

              This Fund seeks capital appreciation.

              MFS® Research Series, Service Class Shares

              This Fund seeks capital appreciation.

              MFS® Total Return Bond Series, Service Class Shares

              This Fund seeks total return with an emphasis on current income, but also considering capital appreciation.

              MFS® Total Return Series, Service Class Shares

              This Fund seeks total return.

              MFS® Utilities Series, Service Class Shares

              This Fund seeks total return.

              MFS® Value Series, Service Class Shares

              This Fund seeks capital appreciation.

              MFS® Variable Insurance Trust II(1)

              MFS® Emerging Markets Equity Portfolio, Service Class Shares

              This Fund's investment objective is to seek capital appreciation.

              MFS® International Intrinsic Value Portfolio, Service Class Shares

              This Fund's investment objective is to seek capital appreciation.

              MFS® Massachusetts Investors Growth Stock Portfolio, Service Class Shares

              This Fund seeks capital appreciation.

              PIMCO Variable Insurance Trust

              All Asset Portfolio, Advisor Class

              This Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

              Global Diversified Allocation Portfolio, Advisor Class

              The Portfolio seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.

              Long-Term US Government Portfolio, Advisor Class

              This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

              Low Duration Portfolio, Advisor Class

              This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

              Real Return Portfolio, Advisor Class

              This Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

              Short-Term Portfolio, Advisor Class

              This Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.

              Total Return Portfolio, Advisor Class

              This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

              Royce Capital Fund

              Micro-Cap Fund, Service Class

              This Fund seeks long-term growth of capital.

              Small-Cap Fund, Service Class

              This Fund seeks long-term growth of capital.

              (1) Effective February 2, 2015, Sub-Accounts investing in Funds of the MFS Variable Insurance Trust and the MFS Variable Insurance Trust II were closed to new investment. If you did not have Contract Value in, or allocation instructions including such a Sub-Account on that date, you may not allocate Purchase Payments or Contract Value to that Sub-Account. If you had Contract Value in, or allocation instructions that included such a Sub-Account on February 2, 2015, you may continue to allocate Purchase Payments and transfer Contract Value to that Sub-Account, but if you change your allocation instructions to terminate your investment in the Sub-Account, you may not allocate Purchase Payments and transfer Contract Value to the Sub-Account in the future.

              There is no assurance that the stated objectives and policies of any of the Funds will be achieved. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds and the current Statement of Additional Information for each of the Funds. You may obtain a prospectus or a Statement of Additional Information for any of the Funds by contacting Protective Life or by asking your financial professional. You should read the Funds' prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Sub-Accounts.

              Certain Funds may have investment objectives and policies similar to other mutual funds (sometimes having similar names) that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be more or less favorable than the results of such other mutual funds. Protective Life does not guarantee or make any representation that the investment results of any Fund is, or will be, comparable to any other mutual fund, even one with the same investment adviser or manager.

              Selection of Funds

              We select the Funds offered through the Contracts based on several criteria, including but not limited to the following:

                asset class coverage;
                the strength of the investment adviser's (or sub-adviser's) reputation and tenure;
                brand recognition;
                performance;
                the capability and qualification of each investment firm; and
                whether our distributors are likely to recommend the Funds to Contract Owners.

              Another factor we consider during the selection process is whether the Fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see "Certain Payments We Receive with Regard to the Funds." We also consider whether the Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contracts. We review each Fund periodically after it is selected. Upon review, we may remove a Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant contract owner assets. We do not recommend or endorse any particular Fund, and we do not provide investment advice.

              Asset Allocation Model Portfolios.  Four asset allocation models ("Model Portfolios") are available at no additional charge as Investment Options under your Contract.

              Each Model Portfolio invests different percentages of Contract Value in some or all of the Sub-Accounts under your Contract, and these Model Portfolios range from conservative to aggressive. The Model Portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. Also, while diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market. There can be no assurance that any of the Model Portfolios will achieve their investment objective.

              Pursuant to an agreement with Protective Life, Milliman, Inc., a diversified financial services firm and registered investment adviser under the Investment Advisers Act of 1940, as amended, determines the composition of the Model Portfolios and is compensated by Protective Life for doing so. There is no investment advisory relationship between Milliman and Owners. In the future, Protective Life may modify or discontinue its arrangement with Milliman, in which case Protective Life may contract with another firm to provide similar asset allocation models, provide its own asset allocation models, or cease offering asset allocation models. Protective Life does not provide investment advisory services in making the Model Portfolios or any other service or feature available under the Contract.

              The selection of Investment Options in the Model Portfolios involves balancing a number of factors including, but not limited to, the investment objectives, policies and expenses of the Funds in each Model Portfolio, the overall historical performance and volatility of the Funds, and the marketability of individual Funds and Fund families. In addition, Protective Life considers the marketability of individual Funds and Fund families, as well as marketing support provided to Protective Life and the broker-dealers who sell the Contracts and administrative services and marketing support payments made by the Fund or its manager to Protective Life or Investment Distributors, Inc. ("IDI"). The receipt of greater administrative services or marketing support payments from certain Funds may present a conflict of interest for Protective Life.

              The available Model Portfolios and the composition of each specific Model Portfolio you select may change from time to time. In addition, the target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the portfolio holdings of the Funds in the underlying Sub-Accounts. We will provide written notice if the composition of a model portfolio changes, if there is a material change in our arrangement with Milliman, or if we cease offering asset allocation models altogether. We will not change your existing Contract Value or Purchase Payment allocation or percentages in response to these changes, however. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different Model Portfolio, you must submit new allocation instructions to our Administrative Office in writing.

              The following is a brief description of the four Model Portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the Model Portfolios and help you select which Model Portfolio, if any, may be suitable for you. Please talk to him or her if you have additional questions about these Model Portfolios.

                Conservative Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 45% in equity and 55% in fixed income investments. The largest of the asset class target allocations are in fixed income, large cap value and mortgages.
                Moderate Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 55% in equity and 45% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity and large cap growth.
                Growth and Income portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 65% in equity and 35% in fixed income investments. The largest asset class target allocations are in fixed income, international equity, large cap value, and large cap growth.
                Aggressive Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 90% in equity and 10% in fixed income investments. The largest asset class target allocations are in international equity, large cap value, large cap growth and mid cap stocks.

              Other Information about the Funds

              Each Fund sells its shares to the Variable Account in accordance with the terms of a participation agreement between the appropriate investment company and Protective Life. The termination provisions of these agreements vary. If a participation agreement relating to a Fund terminates, the Variable Account may not be able to purchase additional shares of that Fund. In that event, Owners may no longer be able to allocate Variable Account value or Purchase Payments to Sub-Accounts investing in that Fund. In certain circumstances, it is also possible that a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement relating to that Fund has not been terminated. Should a Fund decide to discontinue selling its shares to the Variable Account, Protective Life would not be able to honor requests from Owners to allocate Purchase Payments or transfer Contract Value to the Sub-Account investing in shares of that Fund.

              Certain Payments We Receive with Regard to the Funds

              We (and our affiliates) may receive payments from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof. These payments are negotiated and thus differ by Fund (sometimes substantially), and the amounts we (or our affiliates) receive may be significant. These payments are made for various purposes, including payment for services provided and expenses incurred by us (and our affiliates) in promoting, marketing, distributing, and administering the Contracts, and, in our role as intermediary, the Funds. We (and our affiliates) may profit from these payments.

              12b-1 Fees.

              We receive 12b-1 fees from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us. Rule 12b-1 fees are paid out of Fund assets as part of the Fund's total annual operating expenses. Payments made out of Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The chart below shows the maximum 12b-1 fees we anticipate we will receive from the Funds on an annual basis:

              Incoming 12b-1 Fees

Fund	Maximum 12b-1 fee
Paid to us:
Clayton Street Trust	0.25%
Fidelity Variable Insurance Products	0.25%
Franklin Templeton Variable Insurance Products Trust	0.25%
Goldman Sachs Variable Insurance Trust	0.25%
Royce Capital Fund	0.25%
Legg Mason Partners Variable Equity Trust	0.25%
MFS® Variable Insurance Trust	0.25%
MFS® Variable Insurance Trust II	0.25%
PIMCO Variable Insurance Trust	0.25%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0.25%

              Payments From Advisers and/or Distributors.  As of the date of this Prospectus, we (or our affiliates) also receive payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of all of the Funds other than 12b-1 fees. These payments are not paid out of fund assets. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets other than 12b-1 fees. Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees. See the Funds' prospectuses for more information. The amount of the payments we receive is based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us (or our affiliates). The payments we receive from the investment advisers, sub-advisers or distributors of the Funds currently range from 0.10% to 0.50% of Fund assets attributable to our variable insurance contracts.

              Other Payments.  A Fund's adviser, sub-adviser, or distributor or its affiliates may provide us (or our affiliates) and/or broker-dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

              For details about the compensation payments we make in connection with the sale of the Contracts, see "DISTRIBUTION OF THE CONTRACTS."

              Addition, Deletion or Substitution of Investments

              Protective Life reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if in Protective Life's judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account, Protective Life may redeem the shares, if any, of that Fund and substitute shares of another registered open-end management company or unit investment trust. The new Funds may have higher fees and charges than the ones they replaced. Protective Life will not substitute any shares attributable to a Contract's interest in the Variable Account without notice and any necessary approval of the Securities and Exchange Commission and state insurance authorities. Because the plan fiduciary retains the right to select the investments in an employee benefit plan, when the fiduciary receives notice of an addition, deletion, or substitution of an investment (for example, either through this Prospectus or a supplement to the Prospectus), a plan fiduciary should consider whether the Contract will remain a prudent investment for the plan. If a plan fiduciary wishes to reject the change after receiving notice, it can do so by surrendering the Contract.

              Protective Life also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares of a new Fund. Subject to applicable law and any required SEC approval, Protective Life may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. We may make any new Sub-Accounts available to existing Owner(s) on a basis we determine. All Sub-Accounts and Funds may not be available to all classes of contracts.

              If we make any of these substitutions or changes, Protective Life may by appropriate endorsement change the Contract to reflect the substitution or other change. If Protective Life deems it to be in the best interest of Owners and Annuitants, and subject to any approvals that applicable law may require, we may operate the Variable Account as a management company under the 1940 Act, we may de-register it under that Act if registration is no longer required, or we may combine it with other Protective Life separate accounts. Protective Life reserves the right to make any changes to the Variable Account that the 1940 Act or other applicable law or regulation requires or permits.

              DESCRIPTION OF THE CONTRACT

              The following sections describe the Contracts currently being offered.

              The Contract

              The Protective Variable Annuity Contract is an individual flexible premium deferred variable and fixed annuity contract issued by Protective Life. There are three different classes of the Contract — the L Series, the B Series, and the C Series — with different charges and features that may be appropriate for you based on your financial situation, your age, and how you intend to use the Contract. Once you elect a class, you may not later switch to a different class. Therefore, before you select a class, you should carefully compare all three and consult your sales representative to determine which class best suits your needs. The three classes differ as follows:

	L Series	B Series	C Series
Mortality and Expense Risk Charge (as a % of Variable Account Value)	1.50%	1.20%	1.60%
Administration Charge (as a % of Variable Account Value)	0.15%	0.10%	0.15%
Total Variable Account Annual Expenses (as a % of Variable Account Value)	1.65%	1.30%	1.75%
Surrender Charge Schedule (as a % of amount surrendered less any free withdrawal amount) (Based on date of each Purchase Payment)	4 years (7.0%, 7.0%, 6.0%, 6.0%)	7 years (7.0%, 6.0%, 6.0%, 5.0%, 4.0%, 3.0%, 2.0%)	None
Minimum Required Initial Purchase Payment	$25,000	$5,000 ($25,000 if Protective Income Manager rider is purchased)	$25,000
Ability to Allocate Purchase Payments and Transfer Contract Value to the Fixed Account	Yes	Yes	No

              Among the factors you should consider when choosing which class may be most appropriate for your individual needs are the following:

                Your age;
                The amount of your initial investment;
                How long you intend to hold the Contract;
                The likelihood that you will want or need to make withdrawals from the Contract and if so, when you would do so (withdrawals will be reduced by the imposition of any applicable surrender charge);
                Your investment objectives, particularly with respect to allocating Purchase Payments and transferring Contract Value to the Fixed Account (amounts held in the Fixed Account are credited a fixed rate of interest); and
                Your desire to minimize costs and/or maximize returns associated with the Contract.

              Use of the Contract in Qualified Plans

              You may purchase the Contract on a non-qualified basis. You may also purchase it for use within certain qualified retirement plans or in connection with other employee benefit plans or arrangements that receive favorable tax treatment. Such qualified plans include individual retirement accounts and individual retirement annuities (IRAs), and pension and profit sharing plans (including H.R. 10 Plans). Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans and employee benefit plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax and/or financial adviser regarding the use of the Contract within a Qualified Plan or in connection with other employee benefit plans or arrangements. You should carefully consider the benefits and features provided by the Contract in relation to their costs (e.g., surrender charges) as they apply to your particular situation.

              Parties to the Contract

              Owner

              The Owner is the person or persons who own the Contract and is entitled to exercise all rights and privileges provided in the Contract. Two persons may own the Contract together. In the case of two Owners, provisions relating to action by the Owner means both Owners acting together. Protective Life may accept instructions from one Owner on behalf of all Owners via the internet and only to transfer Contract Value among and/or between Sub-Accounts. Protective Life will only issue a Contract prior to each Owner's 86th birthday (76th birthday if the Maximum Anniversary Value Death Benefit is selected). Individuals as well as nonnatural persons, such as corporations or trusts, may be Owners. In the case of Owners who are nonnatural persons, age restrictions apply to the Annuitant.

              The Owner of this Contract may be changed by Written Notice provided:

                each new Owner's 86th birthday (76th birthday if Maximum Anniversary Value Death Benefit was selected) is after the Issue Date; and
                each new Owner's 95th birthday is on or after the Annuity Date.

              For a period of 1 year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. Naming a nonnatural person as an Owner or changing the Owner may result in a tax liability. (See "TAXATION OF ANNUITIES IN GENERAL.") If you select a SecurePay rider or the Protective Income Manager rider, changing and/or adding Owners may result in termination of the rider. (See "PROTECTED LIFETIME INCOME BENEFITS.")

              Beneficiary

              The Beneficiary is the person or persons who may receive the benefits of this Contract upon the death of the Owner.

              Primary — The Primary Beneficiary is the surviving Owner, if any. If there is no surviving Owner, the Primary Beneficiary is the person or persons designated by the Owner and named in our records.

              Contingent — The Contingent Beneficiary is the person or persons designated by the Owner and named in our records to be Beneficiary if the Primary Beneficiary is not living at the time of the Owner's death.

              If no Beneficiary designation is in effect or if no Beneficiary is living at the time of the Owner's death, the Beneficiary will be the estate of the deceased Owner. If any Owner dies on or after the Annuity Date, the Beneficiary will become the new Owner.

              Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner. An irrevocable Beneficiary is one whose written consent is needed before the Owner can change the Beneficiary designation or exercise certain other rights. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary. If you select a SecurePay rider or the Protective Income Manager rider, changing and/or adding Beneficiaries may result in termination of the rider. (See "PROTECTED LIFETIME INCOME BENEFITS.")

              Annuitant

              The Annuitant is the person or persons on whose life annuity income payments may be based. The first Owner shown on the application for the Contract is the Annuitant unless the Owner designates another person as the Annuitant. The Contract must be issued prior to the Annuitant's 86th birthday (76th birthday if the Maximum Anniversary Value Death Benefit is selected). If the Annuitant is not an Owner and dies prior to the Annuity Date, the Owner will become the new Annuitant unless the Owner designates otherwise. However, if the Owner is a nonnatural person, the death of the Annuitant will be treated as the death of the Owner.

              The Owner may change the Annuitant by Written Notice prior to the Annuity Date. However, if any Owner is not a natural person, then the Annuitant may not be changed. The new Annuitant's 95th birthday must be on or after the Annuity Date in effect when the change of Annuitant is requested. If you select a SecurePay rider or the Protective Income Manager rider, changing the Annuitant will result in termination of the rider. (See "PROTECTED LIFETIME INCOME BENEFITS.")

              Payee

              The Payee is the person or persons designated by the Owner to receive the annuity income payments under the Contract. The Annuitant is the Payee unless the Owner designates another party as the Payee. The Owner may change the Payee at any time.

              Issuance of a Contract

              To purchase a Contract, you must have submitted certain application information and an initial Purchase Payment to Protective Life through a licensed representative of Protective Life. Any such licensed representative must also be a registered representative of a broker/dealer having a distribution agreement with Investment Distributors, Inc. Protective Life has reserved the right to accept or decline a request to issue a Contract for any reason permitted or required by law. Contracts may be sold to or in connection with retirement plans which do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code.

              If the necessary application information for a Contract accompanied the initial Purchase Payment, we allocated the initial Purchase Payment (less any applicable premium tax) to the Investment Options as you directed on the appropriate form within two business days of receiving such Purchase Payment at the Administrative Office at the Accumulation Unit Value next determined for the portion of the Purchase Payment allocated to the Sub-Account. If we did not receive the necessary application information, Protective Life may have retained the Purchase Payment for up to five business days while it attempted to complete the information. If the necessary application information was not complete after five business days, Protective Life informed the applicant of the reason for the delay and returned the initial Purchase Payment immediately unless the applicant specifically consented to Protective Life retaining it until the information was complete. Once the information was complete, we allocated the initial Purchase Payment to the appropriate Investment Options within two business days.

              Purchase Payments

              We will only accept Purchase Payments before the earlier of the oldest Owner's and Annuitant's 86th birthday. No Purchase Payment will be accepted within 3 years of the Annuity Date then in effect. If you select a SecurePay rider, you cannot make any Purchase Payments on or after the Benefit Election Date. (See "THE SECUREPAY RIDERS WITH RIGHTTIME OPTION.") The minimum initial Purchase Payment is $5,000 for the B Series, and $25,000 for the C and L Series. If you purchase the B Series with the Protective Income Manager rider, your minimum initial Purchase Payment must be $25,000. The minimum subsequent Purchase Payment is $100 or $50 if made by electronic funds transfer. We reserve the right not to accept any Purchase Payment in our sole discretion. Under certain circumstances, we may be required by law to reject a Purchase Payment.

              Purchase Payments are payable at our Administrative Office. You may make them by check payable to Protective Life Insurance Company or by any other method we deem acceptable. We will process Purchase Payments as of the end of the Valuation Period during which we receive your payment and a completed transaction service form at our Administrative Office at the Accumulation Unit Value next determined for the portion of the Purchase Payment allocated to the Sub-Account. Valuation Periods end at the close of regular trading on the New York Stock Exchange. We will process any Purchase Payment received at our Administrative Office after the end of the Valuation Period on the next Valuation Date.

              The maximum aggregate Purchase Payment(s) that can be made without prior Administrative Office approval is currently $1,000,000.

              We reserve the right to change the maximum aggregate Purchase Payment(s) that we will accept at any time, and to condition acceptance of Purchase Payments over any established maximum amount upon prior approval by our Administrative Office and to impose conditions upon the acceptance of aggregate Purchase Payments greater than the established maximum, such as limiting the death benefit options that are available under your Contract. We also reserve the right to limit, suspend, or reject any and all Purchase Payments at any time. We would suspend, reject, and/or place limitations on the acceptance of initial and/or subsequent Purchase Payments in order to limit our exposure to the risks associated with offering the Contracts or riders under the Contracts. We also reserve the right to limit the Investment Options to which you may direct Purchase Payments for the same reasons, because of changes in our arrangements with a Fund, or the investment manager or distributor of a Fund, or because a Fund has or will become unavailable for purchase under the Contracts. We may do so for all Contracts or only certain classes of Contracts. We will give written notice at least five (5) days before any changes regarding Purchase Payment limitations go into effect.

              If we exercise our right to suspend, reject, and/or place limitations on the acceptance and/or allocation of subsequent Purchase Payments, you may be unable to, or limited in your ability to, increase your Contract Value through subsequent Purchase Payments. These restrictions could prevent you from making future contributions to a Qualified Contract, including periodic contributions to an employer sponsored retirement plan or an IRA. Accordingly, you should consider whether the Contract and/or the rider is appropriate for you. (See “QUALIFIED RETIREMENT PLANS.”) Before you purchase this Contract and determine the amount of your initial Purchase Payment, you should consider the fact that we may suspend, reject, or limit subsequent Purchase Payments at some point in the future. You should consult with your sales representative prior to purchase.

              Under the current automatic purchase payment plan, you may select a monthly or quarterly payment schedule pursuant to which Purchase Payments will be automatically deducted from a bank account. We currently accept automatic Purchase Payments on the 1st through the 28th day of each month. Each automatic Purchase Payment must be at least $50. You may not allocate payments made through the automatic purchase payment plan to any DCA Account. You may not elect the automatic purchase payment plan and the automatic withdrawal plan simultaneously. (See "Surrenders and Withdrawals".) Upon our receipt of Due Proof of Death of the Owner at our Administrative Office, the Company will terminate deductions under the automatic purchase payment plan. The automatic purchase payment plan is not available if you purchase the Protective Income Manager rider. If you select the Protective Income Manager rider under our RightTime Option, any automatic purchase payment plan in effect will terminate on the Rider Issue Date. See "PROTECTIVE INCOME MANAGER (PATENT PENDING) WITH RIGHTTIME OPTION."

              We do not always receive your Purchase Payment or your application on the day you send it or give it to your sales representative. In some circumstances, such as when you purchase a Contract in exchange for an existing annuity contract from another company, we may not receive your Purchase Payment from the other company for a substantial period of time after you sign the application and send it to us.

              Right to Cancel

              You have the right to return the Contract within a certain number of days after you receive it by returning it, along with a written cancellation request, to our Administrative Office or the sales representative who sold it. In the state of Connecticut, non-written requests are also accepted. The number of days, which is at least ten, is determined by state law in the state where the Contract is delivered. Return of the Contract by mail is effective on being post-marked, properly addressed and postage prepaid. We will treat the returned Contract as if it had never been issued. Where permitted, Protective Life will refund the Contract Value plus any fees deducted from either Purchase Payments or Contract Value. This amount may be more or less than the aggregate amount of your Purchase Payments up to that time. In states requiring the return of Purchase Payments, we will refund the greater of the Contract Value or the Purchase Payment.

              For individual retirement annuities and Contracts issued in states where, upon cancellation during the right-to-cancel period, we return at least your Purchase Payments, we reserve the right to allocate all or a portion of your initial Purchase Payment (and any subsequent Purchase Payment made during the right-to-cancel period) that you allocated to the Sub-Accounts to the Invesco V.I. U.S. Government Money Portfolio Sub-Account until the expiration of the right-to-cancel period. When we allocate your initial Purchase Payment (and any subsequent Purchase Payments) to the Invesco V.I. U.S. Government Money Portfolio Sub-Account for the right-to-cancel period, we will refund the greater of the Contract Value without any deductions for fees or charges or the Purchase Payment. Thereafter, we will allocate all Purchase Payments according to your allocation instructions then in effect.

              Allocation of Purchase Payments

              Owners must indicate in the application how their initial and subsequent Purchase Payments are to be allocated among the Investment Options. If your allocation instructions are indicated by percentages, whole percentages must be used.

              Owners may change allocation instructions by Written Notice at any time. Owners may also change instructions by telephone, facsimile, automated telephone system or via the Internet at www.protective.com ("non-written instructions"). For non-written instructions regarding allocations, we may require a form of personal identification prior to acting on instructions and we will record any telephone voice instructions. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or eliminate any of these non-written communication methods for any Contract or class of Contracts at any time for any reason.

              If you select a SecurePay rider or the Protective Income Manager rider, your options for allocating Purchase Payments will be restricted. You must allocate your Purchase Payments (and Contract Value) in accordance with our Allocation Guidelines and Restrictions. (See "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS.")

              Variable Account Value

              Sub-Account Value

              A Contract's Variable Account value at any time is the sum of the Sub-Account values and therefore reflects the investment experience of the Sub-Accounts to which it is allocated. There is no guaranteed minimum Variable Account value. The Sub-Account value for any Sub-Account as of the Issue Date is equal to the amount of the initial Purchase Payment allocated to that Sub-Account. On subsequent Valuation Dates prior to the Annuity Date, the Sub-Account value is equal to that part of any Purchase Payment allocated to the Sub-Account and any Contract Value transferred to the Sub-Account, adjusted by income, dividends, net capital gains or losses (realized or unrealized), decreased by withdrawals (including any applicable surrender charges and premium tax), Contract Value transferred out of the Sub-Account and fees deducted from the Sub-Account.

              The Sub-Account value for a Contract may be determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for the Accumulation Units in that Sub-Account on that day.

              Determination of Accumulation Units

              Purchase Payments allocated and Contract Value transferred to a Sub-Account are converted into Accumulation Units. An Accumulation Unit is a unit of measure used to calculate the value of a Sub-Account prior to the Annuity Date. We determine the number of Accumulation Units to be credited to a Contract by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit value of the appropriate class of Accumulation Units of that Sub-Account for the Valuation Date as of which the allocation or transfer occurs. Purchase Payments allocated or amounts transferred to a Sub-Account under a Contract increase the number of Accumulation Units of that Sub-Account credited to the Contract. We execute such allocations and transfers as of the end of the Valuation Period in which we receive a Purchase Payment or Written Notice or other instruction requesting a transfer.

              Certain events reduce the number of Accumulation Units of a Sub-Account credited to a Contract. The following events result in the cancellation of the appropriate number of Accumulation Units of a Sub-Account:

                surrenders and applicable surrender charges;
                withdrawals and applicable surrender charges;
                automatic withdrawals and applicable surrender charges;
                transfer from a Sub-Account and any applicable transfer fee;
                payment of a death benefit claim;
                application of the Contract Value to an Annuity Option; and
                deduction of the monthly death benefit fee, the monthly SecurePay Fee, the monthly Protective Income Manager fee and the annual contract maintenance fee.

              Accumulation Units are canceled as of the end of the Valuation Period in which we receive Written Notice of or other instructions regarding the event. The deduction of the monthly death benefit fee, the monthly SecurePay Fee, the monthly Protective Income Manager fee and the annual contract maintenance fee results in the cancellation of Accumulation Units without notice or instruction. The monthly fee is deducted from a Sub-Account in the same proportion that the Sub-Account value bears to the total Contract Value in the Variable Account on that date.

              Determination of Accumulation Unit Value

              The Accumulation Unit value for each class of Accumulation Units in a Sub-Account at the end of every Valuation Date is the Accumulation Unit value for that class at the end of the previous Valuation Date times the net investment factor.

              Net Investment Factor

              The net investment factor measures the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the net investment factor reflects the investment performance of the Fund in which the Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. Each Sub-Account has a net investment factor for each Valuation Period which may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. The net investment factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

                is the result of:
                  the net asset value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus the per share amount of any dividend or capital gain distributions made by the Funds held in the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period.
                is the net asset value per share of the Fund held in the Sub-Account, determined at the end of the most recent prior Valuation Period.
                is a factor representing the mortality and expense risk charge and the administration charge for the number of days in the Valuation Period and a charge or credit for any taxes attributed to the investment operations of the Sub-Account, as determined by the Company.

              Transfers

              Before the Annuity Date, you may instruct us to transfer Contract Value between and among the Investment Options. When we receive your transfer instructions on a completed transaction service form at our Administrative Office, we will allocate the Contract Value you transfer at the next price determined for the Investment Options you indicate. Prices for the Investment Options are determined as of the end of each Valuation Period. Accordingly, transfer requests received in "good order" at our Administrative Office before the end of a Valuation Period are processed at the price determined as of the end of the Valuation Period on the day the requests are received; transfer requests received at our Administrative Office after the end of a Valuation Period are processed at the price determined as of the end of the next Valuation Period. A transfer request will be deemed in "good order" if the transaction service form is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office. We may defer transfer requests under the same conditions that payment of withdrawals and surrenders may be delayed. (See "SUSPENSION OR DELAY IN PAYMENTS.") There are limitations on transfers, which are described below.

              After the Annuity Date, when variable income payments are selected, transfers are allowed between Sub-Accounts, but are limited to one transfer per month. Dollar cost averaging and portfolio rebalancing are not allowed. No transfers are allowed within the Guaranteed Account or from a Sub-Account and Guaranteed Account.

              If you select a SecurePay rider or the Protective Income Manager rider, your options for transferring Contract Value will be restricted. You must transfer Contract Value in accordance with our Allocation Guidelines and Restrictions. (See "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS.")

              In the event of the Owner's death, all automatic transfers under the Contract, such as dollar cost averaging, portfolio rebalancing, and Allocation Adjustment, will cease upon our receipt of Due Proof of Death at our Administrative Office.

              A surviving spouse who elects to continue the Contract as the new Owner may decide to participate in either dollar cost averaging or portfolio rebalancing, or both, subject to the terms and conditions set forth in this Prospectus. A surviving spouse who continues the Contract may also elect the SecurePay 5 rider or the Protective Income Manager rider, provided (1) he or she meets the conditions for eligibility at that time and (2) participates in the Allocation Adjustment Program.

              Any Beneficiary who elects a Death Benefit payment option that provides for the payment of Death Benefit proceeds either over the lifetime of the Beneficiary or within 5 years of the Owner’s death may transfer Contract Value among the Sub-Accounts and participate in the portfolio rebalancing program. Because that Beneficiary may not make additional premium payments, however, the Beneficiary may not participate in dollar cost averaging. See “DEATH BENEFIT-Payment of the Death Benefit.”

              How to Request Transfers

              Before or after the Annuity Date, owners may request transfers by Written Notice at any time. Owners also may request transfers by telephone, facsimile, automated telephone system or via the Internet at www.protective.com ("non-written instructions"). From time to time and at our sole discretion, we may introduce additional methods for requesting transfers or discontinue any method for making non-written instructions for such transfers. We will require a form of personal identification prior to acting on non-written instructions and we will record telephone requests. We will send you a confirmation of all transfer requests communicated to us. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent transfer requests.

              Reliability of Communications Systems

              The Internet and telephone systems may not always be available. Any computer or telephone system, whether it is yours, your service providers', your registered representative's, or ours, can experience unscheduled outages or slowdowns for a variety of reasons. Such outages or delays may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you can request your transaction by writing to us.

              Limitations on Transfers

              We reserve the right to modify, limit, suspend or eliminate the transfer privileges (including acceptance of non-written instructions submitted by telephone, automated telephone system, the Internet or facsimile) with prior notice for any Contract or class of Contracts at any time for any reason.

              Minimum amounts.  You must transfer at least $100 each time you make a transfer. If the entire amount in the Investment Option is less than $100, you must transfer the entire amount. If less than $100 would be left in an Investment Option after a transfer, then we may transfer the entire amount out of that Investment Option instead of the requested amount.

              Number of transfers.  Currently we do not generally limit the number of transfers that may be made. We reserve the right, however, to limit the number of transfers to no more than 12 per Contract Year and we also reserve the right to charge a transfer fee for each additional transfer over 12 during any Contract Year if Protective Life determines, in its sole discretion, that the number of transfers or the cost of processing such transfers is excessive. The transfer fee will not exceed $25 per transfer. We will give written notice thirty (30) days before we impose a transfer fee or limit the number of transfers. We will deduct any transfer fee from the amount being transferred. See "CHARGES AND DEDUCTIONS, Transfer Fee."

              Limitations on transfers involving the Guaranteed Account.  No amounts may be transferred into a DCA Account. For B and L Series Contracts, no amounts may be transferred to the Fixed Account within six months after any transfer from the Guaranteed Account to the Variable Account. The maximum amount that may be transferred from the Fixed Account during a Contract Year is the greater of (a) $2,500 or (b) 25% of the Contract Value in the Fixed Account. Due to this limitation, if you want to transfer all of your Contract Value from the Guaranteed Account to the Variable Account, it may take several years to do so. The limitation on transfers from the Fixed Account does not apply, however, to dollar cost averaging transfers from the Fixed Account.

              Limitations on frequent transfers, including "market timing" transfers.  Frequent transfers may involve an effort to take advantage of the possibility of a lag between a change in the value of a Fund's portfolio securities and the reflection of that change in the Fund's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of a Fund at a price that does not reflect the current market value of the portfolio securities of the Fund, and then to realize a profit when the Fund shares are sold the next Valuation Date or thereafter.

              When you request a transfer among the Sub-Accounts, your request triggers the purchase and redemption of Fund shares. Frequent transfers cause frequent purchases and redemptions of Fund shares. Frequent purchases and redemptions of Fund shares can cause adverse effects for a Fund, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants, or owners of other variable annuity contracts we issue that invest in the Variable Account. Frequent transfers can result in the following adverse effects:

                Increased brokerage, trading and transaction costs;
                Disruption of planned investment strategies;
                Forced and unplanned liquidation and portfolio turnover;
                Lost opportunity costs; and
                Large asset swings that decrease the Fund's ability to provide maximum investment return to all Contract Owners.

              In order to try to protect our Owners and the Funds from the potential adverse effects of frequent transfer activity, we have implemented certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent frequent, short-term transfer activity that may adversely affect the Funds, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants and owners of other variable annuity contracts we issue that invest in the Variable Account. We discourage frequent transfers of Contract Value between Sub-Accounts.

              We monitor transfer activity in the Contracts to identify frequent transfer activity in any Contract. Our current Market Timing Procedures are intended to detect transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-Accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters. We do not include transfers made pursuant to the dollar-cost averaging and portfolio rebalancing programs when monitoring for frequent transfer activity.

              When we identify transfer activity exceeding our established parameters in a Contract or group of Contracts that appear to be under common control, we suspend non-written methods of requesting transfers for that Contract or group of Contracts. All transfer requests for the affected Contract or group of Contracts must be made by Written Notice. We notify the affected Owner(s) in writing of these restrictions.

              In addition to our Market Timing Procedures, the Funds may have their own market timing policies and restrictions. While we reserve the right to enforce the Funds' policies and procedures, Owners and other persons with interests under the Contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Funds, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the market timing policies established by the Fund.

              Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by law, we reserve the right to delay or refuse to honor a transfer request, or to reverse a transfer at any time we are unable to purchase or redeem shares of any of the Funds because of the Fund's refusal or restriction on purchases or redemptions. We will notify the Owner(s) of any refusal or restriction on a purchase or redemption by a Fund relating to that Owner's transfer request. Some Funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual Fund shares within a certain number of business days after purchase). We reserve the right to implement, administer, and collect any redemption fees imposed by any of the Funds. You should read the prospectus of each Fund for more information about its ability to refuse or restrict purchases of its shares, which may be more or less restrictive than our Market Timing Procedures and those of other Funds, and to impose redemption fees.

              We apply our Market Timing Procedures consistently to all Owners without special arrangement, waiver or exception. We reserve the right to change our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter potentially harmful frequent transfer activity, to comply with state or federal regulatory requirements, or both. We may change our parameters to monitor for different dollar amounts, number of transfers, time period of the transfers, or any of these.

              Owners seeking to engage in frequent transfer activity may employ a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect others involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect or deter every potential market timer. In addition, because other insurance companies, retirement plans, or both may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from frequent transfer activity in contracts or policies issued by other insurance companies or by retirement plan participants.

              Dollar Cost Averaging

              Before the Annuity Date, you may instruct us by Written Notice to transfer automatically, on a monthly basis, amounts from a DCA Account or the Fixed Account to any Sub-Account of the Variable Account. This is known as the "dollar-cost averaging" ("DCA") method of investment. By transferring equal amounts of Contract Value on a regularly scheduled basis, as opposed to allocating a larger amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations in the value of Sub-Account Accumulation Units. Protective Life, however, makes no guarantee that the dollar cost averaging method will result in a profit or protection against loss.

              DCA transfers are made monthly; you may choose to make the transfers on the 1st through the 28th day of each month. Dollar cost averaging transfers cease upon our receipt of Due Proof of Death of the Owner at our Administrative Office. Any remaining balance designated for DCA transfers will be automatically transferred to the Sub-Accounts according to the Owner's current dollar cost averaging instructions.

              There is no charge for dollar cost averaging. Automatic transfers made to facilitate dollar cost averaging will not count toward the 12 transfers permitted each Contract Year if we elect to limit transfers, or the designated number of free transfers in any Contract Year if we elect to charge for transfers in excess of that number in any Contract Year. We reserve the right to restrict the Sub-Accounts into which you may make DCA transfers or discontinue dollar cost averaging upon written notice to the Owner at any time for any reason.

              In states where, upon cancellation during the right-to-cancel period, we are required to return your Purchase Payment, we reserve the right to delay commencement of dollar cost averaging transfers until the expiration of the right-to-cancel period.

              If you select a SecurePay rider or the Protective Income Manager rider, you may allocate your Purchase Payments to a DCA Account. Your dollar-cost averaging transfers from the DCA Account must be allocated, however, in accordance with our Allocation Guidelines and Restrictions. You may not allocate Purchase Payments to the Fixed Account if you select a SecurePay rider or the Protective Income Manager rider. (See "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS.")

              Transfers from the DCA Accounts.

              If you allocate a Purchase Payment to one of the DCA Accounts, you must include instructions regarding the day of the month on which the transfers should be made, the period during which the dollar cost averaging transfers should occur, and the Sub-Accounts into which the transferred funds should be allocated. Currently, you may establish monthly transfers of equal amounts of Contract Value from DCA Account 1 monthly for a minimum of three to a maximum of six months and from the DCA Account 2 for a minimum of seven to a maximum of twelve months

              At times, the Company may credit a higher annual rate of interest to the balance held in DCA Account 2 than the balance held in DCA Account 1. From time to time, we may offer different maximum periods for dollar cost averaging amounts from a DCA Account. The periodic amount transferred from a DCA Account will be equal to the Purchase Payment allocated to the DCA Account divided by the number of dollar cost averaging transfers to be made.

              The interest rates on the DCA Accounts apply to the declining balance in the account. Therefore the amount of interest actually paid with respect to a Purchase Payment allocated to the DCA Account will be substantially less than the amount that would have been paid if the full Purchase Payment remained in the DCA Account for the full period. Interest credited will be transferred from the DCA Account after the last dollar cost averaging transfer.

              We will process dollar cost averaging transfers until the earlier of the following: (1) the DCA Account Value equals $0, or (2) the Owner instructs us by Written Notice to cancel the automatic transfers. If you terminate transfers from a DCA Account before the amount remaining in that account is $0, we will immediately transfer any amount remaining in that DCA Account according to your instructions. If you do not provide instructions, we will transfer the remaining amount to the Sub-Accounts according to your dollar cost averaging allocation instruction in effect at that time.

              Transfers from the Fixed Account.  In B and L Series Contracts, you may also establish dollar-cost averaging transfers from the Fixed Account. The minimum period for dollar cost averaging transfers from the Fixed Account is twelve months; there is no maximum transfer period. If you wish to establish dollar-cost averaging transfers from the Fixed Account, you must include instructions regarding the day of the month on which the transfers should be made, the amount of the transfers (you must transfer the same amount each time), the period during which the dollar cost averaging transfers should occur, and the Sub-Accounts into which the transferred funds should be allocated.

              Portfolio Rebalancing

              Before the Annuity Date, you may instruct Protective Life by Written Notice to periodically transfer your Variable Account value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account value among such Sub-Accounts ("portfolio rebalancing"). The portfolio rebalancing percentages must be in whole numbers and must allocate amounts only among the Sub-Accounts. Unless you instruct otherwise, portfolio rebalancing is based on your Purchase Payment allocation instructions in effect with respect to the Sub-Accounts at the time of each rebalancing transfer. We deem portfolio rebalancing instructions from you that differ from your current Purchase Payment allocation instructions to be a request to change your Purchase Payment allocation.

              You may elect portfolio rebalancing to occur on the 1st through the 28th day of a month on either a quarterly, semi-annual or annual basis. If you do not select a day, transfers will occur on the same day of the month as your Contract Anniversary, or on the 28th day of the month if your Contract Anniversary occurs on the 29th, 30th or 31st day of the month. You may change or terminate portfolio rebalancing by Written Notice, or by other non-written communication methods acceptable for transfer requests. Portfolio rebalancing ceases when we receive Due Proof of Death of the Owner at our Administrative Office. The Contract Value will remain in the Investment Options as of the date we receive Due Proof of Death of the Owner. A surviving spouse who elects to continue the Contract and become the new Owner, or any Beneficiary who elects to receive payment of the Death Benefit over their lifetime or within 5 years of the Owner’s death, may provide us with new Contract allocation instructions. See ”DEATH BENEFIT – Payment of the Death Benefit.”

              There is no charge for portfolio rebalancing. Automatic transfers made to facilitate portfolio rebalancing will not count toward the 12 transfers permitted each Contract Year if we elect to limit transfers, or the designated number of free transfers in any Contract Year if we elect to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue portfolio rebalancing upon written notice to the Owner at any time for any reason.

              Surrenders and Withdrawals

              At any time before the Annuity Date, you may request a surrender of or withdrawal from your Contract. Federal and state income taxes may apply to surrenders and withdrawals (including withdrawals made under a SecurePay rider or the Protective Income Manager rider), and a 10% federal penalty tax may apply if the surrender or withdrawal occurs before the Owner reaches age 59-1/2. (See "TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.") A surrender charge may also apply to surrenders and withdrawals under L Series and B Series Contracts. (See "CHARGES AND DEDUCTIONS.") We do not impose a surrender charge under C Series Contracts. A surrender value may be available under certain Annuity Options. (See "Annuitization.") In accordance with SEC regulations, surrenders and withdrawals are payable within 7 calendar days of our receiving your request in "good order" at our Administrative Office. (See "Suspension or Delay in Payments.") A surrender or withdrawal request will be deemed in “good order” if the transaction service form is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office.

              Surrenders

              At any time before the Annuity Date, you may request a surrender of your Contract for its surrender value either by Written Notice or by facsimile. Surrenders requested by facsimile are subject to limitations. Currently, we accept requests by facsimile for surrenders of Contracts that have a Contract Value of $50,000 or less. For Contracts that have a Contract Value greater than $50,000, we will only accept surrender requests by Written Notice. We may eliminate your ability to request a surrender by facsimile or change the requirements for your ability to request a surrender by facsimile for any Contract or class of Contracts at any time without prior notice. We will pay you the surrender value in a lump sum.

              Withdrawals

              At any time before the Annuity Date, you may request a withdrawal of your Contract Value provided the Contract Value remaining after the withdrawal is at least $5,000. If you request a withdrawal that would reduce your Contract Value below $5,000, then we will consider your request to be not in "good order" and we will notify you that we will not process your request. Please note that if you select a SecurePay rider or the Protective Income Manager rider special withdrawal rules apply (especially on or after the Benefit Election Date for the SecurePay riders). (See "PROTECTED LIFETIME INCOME BENEFITS.")

              You may request a withdrawal by Written Notice or by facsimile. If we have received your completed telephone withdrawal authorization form, you also may request a withdrawal by telephone. Withdrawals requested by telephone or facsimile are subject to limitations. Currently we accept requests for withdrawals by telephone or by facsimile for amounts not exceeding 25% of Contract Value, up to a maximum of $50,000. For withdrawals exceeding 25% of the Contract Value and/or $50,000 we will only accept withdrawal requests by Written Notice. We may eliminate your ability to make withdrawals by telephone or facsimile or change the requirements for your ability to make withdrawals by telephone or facsimile for any Contract or class of Contracts at any time without prior notice.

              You may specify the amount of the withdrawal to be made from any Investment Option. If you do not so specify, or if the amount in the designated Investment Option(s) is inadequate to comply with the request, the withdrawal will be made from each Investment Option based on the proportion that the value of each Investment Option bears to the total Contract Value.

              Signature Guarantees

              Signature guarantees are required for withdrawals or surrenders of $50,000 or more.

              Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim's account with a financial institution or a provider of financial services. They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.

              An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

              A notary public cannot provide a signature guarantee. Notarization will not substitute for a signature guarantee.

              Surrender Value

              The surrender value of any surrender or withdrawal request is equal to the Contract Value surrendered or withdrawn minus any applicable surrender charge, contract maintenance fee and premium tax. We will determine the surrender value as of the end of the Valuation Period during which we receive your request in "good order" at our Administrative Office. A surrender or withdrawal request will be deemed in "good order" if the transaction service form is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office. Valuation Periods end at the close of regular trading on the New York Stock Exchange. We will process any request received at our Administrative Office after the end of the Valuation Period on the next Valuation Date.

              For B Series and L Series Contracts, the amount we will pay you if you request a withdrawal depends on whether you request a "gross" withdrawal or a "net" withdrawal. For a "gross" withdrawal, this amount is equal to the Contract Value withdrawn minus any applicable surrender charge and premium tax. For a "net" withdrawal, this amount is equal to the Contract Value withdrawn (we will deduct the surrender charge from your remaining Contract Value after we process the withdrawal). (See "CHARGES AND DEDUCTIONS — Surrender Charge (Contingent Deferred Sales Charge).")

              Cancellation of Accumulation Units

              Surrenders and withdrawals, including any surrender charges, will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or in a reduction of the Guaranteed Account value.

              Surrender and Withdrawal Restrictions

              The Owner's right to make surrenders and withdrawals is subject to any restrictions imposed by applicable law or employee benefit plan.

              In the case of certain Qualified Plans, federal tax law imposes restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made.

              Automatic Withdrawals

              Currently, we offer an automatic withdrawal plan. This plan allows you to pre-authorize periodic withdrawals before the Annuity Date. You may elect to participate in this plan at the time of application or at a later date by properly completing an election form. Payments to you under this plan will only be made by electronic fund transfer. For B Series Contracts to participate in the plan you must have:

                made an initial Purchase Payment of at least $5,000 ($25,000 if the Protective Income Manager rider was purchased); or
                a Contract Value as of the previous Contract Anniversary of at least $5,000.

              For C Series and L Series Contracts, to begin participating in the plan you must have a Contract Value as of the previous Contract Anniversary of at least $25,000.

              The automatic withdrawal plan and the automatic purchase payment plan may not be elected simultaneously. (See "Purchase Payments".) There may be federal and state income tax consequences to automatic withdrawals from the Contract, including the possible imposition of a 10% federal penalty tax if the withdrawal occurs before the Owner reaches age 59-1/2. You should consult your tax advisor before participating in any withdrawal program. (See "Taxation of Withdrawals and Surrenders.")

              When you elect the automatic withdrawal plan, you will instruct Protective Life to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Automatic withdrawals may be made on the 1st through the 28th day of each month. The amount requested must be at least $100 per withdrawal. We will process withdrawals for the designated amount until you instruct us otherwise. If, during any Contract Year, the amount of the withdrawals exceeds the "free withdrawal amount" described in the "Surrender Charge" section of this prospectus, we will deduct a surrender charge where applicable. (See "Surrender Charge.") Automatic withdrawals will be taken pro-rata from the Investment Options in proportion to the value each Investment Option bears to the total Contract Value. We will pay you the amount requested each month or quarter as applicable and cancel the applicable Accumulation Units.

              If any automatic withdrawal transaction would result in a Contract Value of less than $5,000 after the withdrawal, the transaction will not be completed and the automatic withdrawal plan will terminate. Once automatic withdrawals have terminated due to insufficient Contract Value, they will not be automatically reinstated in the event that your Contract Value should reach $5,000 again. The automatic withdrawal plan may be discontinued by the Owner by Written Notice at any time for any reason. Upon receipt of Due Proof of Death of an Owner at our Administrative Office, we will terminate the automatic withdrawal plan.

              There is no charge for the automatic withdrawal plan. We reserve the right to discontinue the automatic withdrawal plan upon written notice to you. If you select a SecurePay rider under your Contract, any automatic withdrawal plan in effect will terminate on the Benefit Election Date. The automatic withdrawal plan is not available if you purchase the Protective Income Manager rider. If you select the Protective Income Manager rider under our RightTime Option, any automatic withdrawal plan in effect will terminate on the Rider Issue Date. (See "PROTECTIVE INCOME MANAGER (PATENT PENDING) WITH RIGHTTIME OPTION.")

              THE GUARANTEED ACCOUNT

              The Guaranteed Account has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, as amended ("1933 Act"), and neither these accounts nor the Company's general account have been registered as an investment company under the 1940 Act. Therefore, neither the Guaranteed Account, the Company's general account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Account included in this prospectus are for the Owner's information. However, such disclosures are subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses.

              In B Series and L Series contracts, the Guaranteed Account consists of the Fixed Account and the DCA Accounts. In C Series Contracts, the Guaranteed Account consists of the DCA Accounts only. We may not always offer the Fixed Account or the DCA Accounts in new Contracts. If we are offering the Fixed Account or any of the DCA Accounts in your state at the time you purchase your Contract, however, those accounts will always be available in your Contract. Please ask your sales representative whether the Fixed Account or any DCA Accounts are available in your Contract.

              From time to time and subject to regulatory approval, we may offer Fixed Accounts or DCA Accounts with different interest guaranteed periods. We, in our sole discretion, establish the interest rates for each account in the Guaranteed Account. We will not declare a rate that yields values less than those required by the state in which the Contract is delivered. You bear the risk that we will not declare a rate that is higher than the minimum rate. Because these rates vary from time to time, allocations made to the same account within the Guaranteed Account at different times may earn interest at different rates. The guaranteed minimum interest for each account in the Guaranteed Account is disclosed in the specification pages of your Contract. The current interest rate for each account in the Guaranteed Account under your Contract is available to you through your myprotective.com account or by calling toll-free 1-800-456-6330.

              Our General Account

              The Guaranteed Account is part of our general account. Unlike Purchase Payments and Contract Value allocated to the Variable Account, we assume the risk of investment gain or loss on amounts held in the Fixed Account and the DCA Accounts.

              The assets of our general account support our insurance and annuity obligations and are subject to our general liabilities from business operations and to claims by our creditors. Because amounts allocated to the Fixed Account and the DCA Accounts, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with any enhanced death benefits, a SecurePay rider or the Protective Income Manager rider), are paid from our general account, any amounts that we may pay under the Contract in excess of Variable Account value are subject to our financial strength and claims-paying ability. It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product. For this reason, you should consider our financial strength and claims-paying ability to meet our obligations under the Contract when purchasing a Contract and making investment decisions under the Contract.

              We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by state regulators, and according to accounting principles generally accepted in the United States of America ("GAAP").

              Our audited consolidated GAAP financial statements are incorporated by reference in the Statement of Additional Information (which is available at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page of this Prospectus). In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

              You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of our financial capacity to meet the obligations of our insurance and annuity contracts based on our financial strength and/or claims-paying ability.

              The Fixed Account (not available in the C Series)

              You generally may allocate some or all of your Purchase Payments and may transfer some or all of your Contract Value to the Fixed Account. Amounts allocated or transferred to the Fixed Account earn interest from the date the funds are credited to the account. There are limitations on transfers involving the Fixed Account. Due to this limitation, if you want to transfer all of your Contract Value from the Fixed Account to the Variable Account, it may take several years to do so. You should carefully consider whether the Fixed Account meets your investment needs. (See "Transfers.")

              The interest rates we apply to Purchase Payments and transfers into the Fixed Account are guaranteed for one year from the date the Purchase Payment or transfer is credited to the account. When an interest rate guarantee expires, we will set a new interest rate, which may not be the same as the interest rate then in effect for Purchase Payments and transfers allocated to the Fixed Account. The new interest rate is also guaranteed for one year.

              If you elect a SecurePay rider or the Protective Income Manager rider when you purchase your Contract, you may not allocate any portion of your Purchase Payments or Contract Value to the Fixed Account. Before you can purchase one of these riders under the RightTime option, you must transfer any Contract Value in the Fixed Account to one or more of the Sub-Accounts consistent with the rider's Allocation Guidelines and Restrictions. (See "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS.")

              The DCA Accounts

              DCA Accounts are designed to systematically transfer amounts to the Sub-Accounts of the Variable Account over a designated period. (See "Transfers, Dollar Cost Averaging.") We currently offer two DCA Accounts. The maximum period for dollar cost averaging transfers from DCA Account 1 is six months and from DCA Account 2 is twelve months.

              The DCA Accounts are available only for Purchase Payments designated for dollar cost averaging. Purchase Payments may not be allocated into any DCA Account when that DCA Account value is greater than $0, and all funds must be transferred from a DCA Account before allocating a Purchase Payment to that DCA Account. Where we agree, under current administrative procedures, to allocate a Purchase Payment to any DCA Account in installments from more than one source, we will credit each installment with the interest rate applied to the first installment we receive. The interest rate we apply to Purchase Payments allocated to a DCA Account is guaranteed for the period over which dollar cost averaging transfers are allowed from that DCA Account.

              Guaranteed Account Value

              Any time prior to the Annuity Date, the Guaranteed Account value is equal to the sum of:

                Purchase Payments allocated to the Guaranteed Account; plus amounts transferred into the Guaranteed Account; plus
                interest credited to the Guaranteed Account; minus
                amounts transferred out of the Guaranteed Account including any transfer fee; minus the amount of any surrenders removed from the Guaranteed Account, including any premium tax and surrender charges; minus fees deducted from the Guaranteed Account, including the monthly death benefit fee and the annual contract maintenance fee.

              For the purposes of interest crediting, amounts deducted, transferred or withdrawn from accounts within the Guaranteed Account will be separately accounted for on a "first-in, first-out" (FIFO) basis.

              DEATH BENEFIT

              If any Owner dies before the Annuity Date and while the Contract is in force, we will pay a death benefit, less any applicable premium tax, to the Beneficiary. The death benefit terminates on the Annuity Date.

              We will determine the death benefit as of the end of the Valuation Period during which we receive at our Administrative Office Due Proof of Death of the Owner, either by certified death certificate or by judicial order from a court of competent jurisdiction or similar tribunal. If we receive Due Proof of Death of the Owner after the end of the Valuation Period, we will determine the death benefit on the next Valuation Date. Only one death benefit is payable under the Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner's death. If any Owner is not a natural person, the death of the Annuitant is treated as the death of an Owner. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary. The following discussion generally applies to Qualified Contracts and Non-Qualified Contracts, except where noted otherwise. In that regard, the post-death distribution requirements for Qualified Contracts and Non-Qualified Contracts are similar, but there are some significant differences. For a discussion of the post-death distribution requirements for Qualified Contracts, see "QUALIFIED RETIREMENT PLANS, Required Minimum Distributions Upon Your Death."

              The death benefit provisions of this Contract shall be interpreted to comply with the requirements of Section 72(s) of the Code in the case of a Non-Qualified Contract, and Section 401(a)(9) of the Code in the case of a Qualified Contract. We reserve the right to endorse the Contract, as necessary, to conform with regulatory requirements. We will send you a copy of any endorsement containing such Contract modifications.

              Please note that any death benefit payment we make in excess of the Variable Account value is subject to our financial strength and claims-paying ability.

              Payment of the Death Benefit

              The Beneficiary may take the death benefit in one sum immediately, in which event the Contract will terminate.

              If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death of the Owner, and the entire Contract Value must be distributed under one of the following options:

                the entire Contract Value must be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner's death, and subject to certain further limits in the case of a Qualified Contract; or, the entire Contract Value must be distributed (i) within 5 years of the Owner's death if the Contract is a Non-Qualified Contract or, in some cases, a Qualified Contract, or (ii) within 10 years of the Owner's death if the Contract is a Qualified Contract and the 5-year requirement does not apply under applicable federal tax rules.

              If no option is elected, we will distribute the entire Contract Value within 5 years of the Owner's death in the case of a Non-Qualified Contract or, if applicable tax rules permit, within 10 years of the Owner's death in the case of a Qualified Contract. The tax rules for Qualified Contracts differ in some material respects from the tax rules for Non-Qualified Contracts, including by limiting the types of beneficiaries who can elect the first option above and the circumstances in which a 5-year or 10-year distribution requirement will apply. See "QUALIFIED RETIREMENT PLANS, Temporary Rules under the CARES Act and Required Minimum Distributions Upon Your Death."

              If there is more than one Beneficiary, each Beneficiary must submit instructions in Good Order specifying the manner in which the Beneficiary wishes to receive his or her portion of the death benefit, and the value of each Beneficiary's portion of the claim is established as of date we receive that Beneficiary's claim. Until the death benefit is fully distributed, however, the undistributed portion of the death benefit will remain invested in accordance with the Owner's allocation instructions. Accordingly, if we do not receive instructions in Good Order from the Beneficiary (or Beneficiaries) to make an immediate distribution or transfer all or part of the Beneficiary's portion of the death benefit to the Fixed Account, the value of the portion of the death benefit that remains invested in the Sub-Accounts will be subject to the investment performance of the underlying Funds, and may increase or decrease in value.

              Automatic Transfers Upon the Death of an Owner. In the event of the Owner's death, all automatic transfers under the Contract, such as dollar cost averaging, portfolio rebalancing, and Allocation Adjustment will cease upon receipt of Due Proof of Death of the Owner at our Administrative Office. A surviving spouse who elects to continue the Contract and become the new Owner may elect to participate in the dollar cost averaging or portfolio rebalancing program, subject to the requirements governing those programs described in this Prospectus. If the new Owner elects the SecurePay rider or the Protective Income Manager rider, they will be required to participate in the Allocation Adjustment program. Any Beneficiary who elects to receive payment of the Death Benefit over their lifetime or within 5 or 10 years of the Owner’s death (as applicable under federal tax rules), may elect to participate in the portfolio rebalancing program, subject to the requirements governing that program described in this Prospectus. See,”DEATH BENEFIT – Payment of the Death Benefit.”

              Continuation of the Contract by a Surviving Spouse

              In the case of non-Qualified Contracts and Contracts that are individual retirement annuities within the meaning of Code Section 408(b), if the deceased Owner's spouse is the sole Beneficiary, the surviving spouse may elect, in lieu of receiving a death benefit, to continue the Contract and become the new Owner. This election is only available, however, if:

                the surviving spouse's age on the Contract Issue Date would not have prevented her or his purchase of the Contract on that date;
                the surviving spouse's age on either the Contract Issue Date or any date prior to the date on which we accept the request for continuation, would not have prevented the purchase of any optional benefit associated with the Contract on the requested continuation date; and
                the Maximum Annuity Date on the requested continuation date is on or after the Annuity Date in effect on the deceased spouse's date of death, unless we agree otherwise.

              The Contract will continue with the value of the death benefit having become the new Contract Value as of the end of the Valuation Period during which we received Due Proof of Death. The death benefit is not terminated by a surviving spouse's continuation of the Contract. The surviving spouse may select a new Beneficiary. Upon this spouse's death, the death benefit may be taken in one sum immediately and the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death and must be distributed to the new Beneficiary according to option (1) or (2) described above under "Payment of the Death Benefit."

              A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.

              The rights of a Beneficiary under an annuity contract depend in part upon whether the Beneficiary is recognized as a “spouse” under federal tax law. A Beneficiary who is recognized as a spouse is treated more favorably than a Beneficiary who is not a spouse for federal tax purposes. Specifically, a Beneficiary who is the spouse of the deceased Owner may continue the Contract and become the new Owner, as described above. In contrast, a Beneficiary who is not recognized as a spouse of the deceased Owner generally must surrender the Contract within 5 or 10 years of the Owner’s death, or take distributions from the Contract over the Beneficiary’s life or life expectancy, beginning within one year of the deceased Owner’s death, with the applicable rules different depending on whether the Contract is a Non-Qualified Contract or a Qualified Contract.

              U.S. Treasury Department regulations provide that for federal tax purposes, the term "spouse" does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to such a relationship, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract.

              If you have questions concerning your status as a spouse for federal tax purposes and how that status might affect your rights under the Contract, you should consult your legal adviser.

              Whether a beneficiary continues the Contract as a spouse could also affect the rights and benefits under the Protected Lifetime Income Benefit riders. If state law affords legal recognition to domestic partnerships or civil unions, the riders will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the riders. However, as described above, for federal tax law purposes such individuals are not treated as “spouses.” As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the riders’ benefit while the surviving Beneficiary is still alive.

              In addition, if the rider allows the surviving spouse of a deceased owner who continues the Contract and becomes the new owner to either continue the rider or purchase a new rider (depending on the date of death and whether the rider provides single or joint life coverage), this right is only available to an individual who was the spouse of the deceased owner within the meaning of federal tax law because only such a spouse is eligible to continue the Contract under federal tax law.

              An individual who is a party to a civil union or a domestic partnership should not purchase a Protected Lifetime Income Benefit rider before consulting legal and financial advisors and carefully evaluating whether the Protected Lifetime Income Benefit rider is suitable for his or her needs.

              Selecting a Death Benefit

              This Contract offers two different death benefits: (1) the Return of Purchase Payments Death Benefit and (2) the Maximum Anniversary Value Death Benefit. These death benefits are described more completely below.

              You must determine the type of death benefit you want when you apply for your Contract. You may not change your death benefit selection after your Contract is issued.

              The Return of Purchase Payments Death Benefit is included with your Contract at no additional charge. You may select the optional Maximum Anniversary Value Death Benefit for an additional fee, but only if the oldest Owner is younger than 76 on the Issue Date of the Contract.

              The Maximum Anniversary Value Death Benefit is not available under the Protective Income Manager rider. If you purchase the Protective Income Manager rider, your death benefit will be the Return of Purchase Payments Death Benefit. If you selected the Maximum Anniversary Value Death Benefit when you purchased your Contract and you later purchase the Protective Income Manager rider under our RightTime option, we will pay the Return of Purchase Payments Death Benefit at the time of an Owner's death. If the value of your Maximum Anniversary Value Death Benefit at the time you elect the Protective Income Manager rider is greater than the value of the Return of Purchase Payments Death Benefit at that time, then you will forfeit this excess. We will stop assessing the fee for the Maximum Anniversary Value Death Benefit when we issue the Protective Income Manager rider, but will not refund the fees you paid for the Maximum Anniversary Value Death Benefit before that date. (See "PROTECTIVE INCOME MANAGER (PATENT PENDING) WITH RIGHTTIME OPTION.")

              You should carefully consider each of these death benefits and consult a qualified financial adviser to help you carefully consider the two death benefits offered with the Contract, and if you select the Maximum Anniversary Death Benefit, the relative costs, benefits and risks of the fee options in your particular situation.

              Return of Purchase Payments Death Benefit

              The Return of Purchase Payments Death Benefit will equal the greater of (1) the Contract Value, or (2) the aggregate Purchase Payments less an adjustment for each withdrawal (including a withdrawal made under a SecurePay rider or the Protective Income Manager rider) provided however, that the Return of Purchase Payments Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each withdrawal in item (2) is the amount that reduces the Return of Purchase Payments Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the value of the Return of Purchase Payments Death Benefit is greater than the Contract Value at the time of the withdrawal, the downward adjustment to the death benefit will be larger than the amount withdrawn. See Appendix A for an example of the calculation of the Return of Purchase Payments Death Benefit.

              Suspension of Return of Purchase Payments Death Benefit.  For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. During the one-year suspension period, we will continue to calculate the Return of Purchase Payments Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death at our Administrative Office. If death occurs after the one-year period has ended, we will include Purchase Payments received and withdrawals made during the one-year suspension when calculating the Return of Purchase Payments Death Benefit.

              Optional Maximum Anniversary Value Death Benefit

              If you select the Maximum Anniversary Value Death Benefit, you cannot purchase the Protective Income Manager rider.

              At the time of application, you may select the Maximum Anniversary Value Death Benefit if the Issue Date of the Contract is before the oldest Owner's 76th birthday.

              We will determine an anniversary value for each Contract Anniversary occurring before the earlier of the older Owner's 80th birthday or the deceased Owner's date of death. Each anniversary value is equal to the sum of:

                the Contract Value on that Contract Anniversary; plus
                all Purchase Payments since that Contract Anniversary; minus an adjustment for each withdrawal (including a withdrawal made under a SecurePay rider) since that Contract Anniversary.

              The adjustment for each withdrawal since the relevant Contract Anniversary is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the value of the Maximum Anniversary Value Death Benefit is greater than the Contract Value at the time of the withdrawal, the downward adjustment to the death benefit will be larger than the amount withdrawn.

              The Maximum Anniversary Value Death Benefit will equal the greatest of (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each withdrawal; or (3) the greatest anniversary value attained prior to the older Owner's 80th birthday; provided however, that the Maximum Anniversary Value Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each withdrawal in item (2) is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of surrender in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the Contract Value is lower than the Maximum Anniversary Value Death Benefit at the time of the withdrawal, the adjustment will be larger than the amount withdrawn. See Appendix A for an example of the calculation of the Maximum Anniversary Value Death Benefit.

              If, as a result of poor market performance, your Contract Value does not increase, it is possible that, at the time of an Owner's death, the Maximum Anniversary Value Death Benefit will be no greater than the Return of Purchase Payments Death Benefit. You should consult a qualified financial advisor to carefully consider this possibility and the cost of the Maximum Anniversary Value Death Benefit before you decide whether the Maximum Anniversary Value Death Benefit is right for you.

              Maximum Anniversary Value Death Benefit Fee

              We assess a fee for the Maximum Anniversary Value Death Benefit. If you select this death benefit, you must pay a monthly fee based on the value of the death benefit on the day the fee is assessed. (See "CHARGES AND DEDUCTIONS, Death Benefit Fee.") It is possible that this death benefit fee (or some portion thereof) could be treated for federal tax purposes as a withdrawal from the Contract. (See "FEDERAL TAX MATTERS.")

              Escheatment of Death Benefit

              Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract's annuity commencement date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. We will withhold tax and tax report on the amount that escheats to the state. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means to our Administrative Office.

              PROTECTED LIFETIME INCOME BENEFITS

              If you are concerned that poor investment performance or market volatility in the Sub-Accounts may adversely impact the amount of money you can withdraw from your Contract, we offer for an additional charge three optional protected lifetime income benefit riders — the SecurePay, SecurePay 6 and the Protective Income Manager riders. (The SecurePay R72 rider is no longer available for purchase as of December 10, 2012.) Under these riders, we guarantee the right to make withdrawals each Contract Year for life (subject to certain conditions) — even if your Contract Value declines, or reduces to zero, due to poor market performance.

              The features and guarantees these riders provide differ. For example, the riders provide different methods in calculating the amount that may be withdrawn each year, identify different transactions that may impact this calculation or that may terminate the rider, and impose different fees. In addition, if you purchase one protected lifetime income rider, the other riders will no longer be available to you, even if the rider you purchase later terminates. Therefore, before you select a protected lifetime income rider, you should carefully compare all three and consult your sales representative to determine which rider (if any) best suits your needs.

              The primary distinctions between the SecurePay riders and the Protective Income Manager rider are as follows:

	SecurePay	SecurePay 6
Rider Objective

              To make available an annual withdrawal amount that is guaranteed for life if Contract Value is reduced to zero. Withdrawals under the Contract will reduce Contract Value. However, the annual withdrawals under the SecurePay rider are not designed to deplete Contract Value by any specific attained age.

              This rider may be more appropriate for you if you are concerned that you might outlive your Contract Value, and you care about providing a death benefit to your heirs.

              To make available an annual withdrawal amount that is guaranteed for life if Contract Value is reduced to zero. Withdrawals under the Contract will reduce Contract Value. However, the annual withdrawals under the SecurePay 6 rider are not designed to deplete Contract Value by any specific attained age.

              This rider may be more appropriate for you if you are concerned that you might outlive your Contract Value, and you care about providing a death benefit to your heirs.

              To make available an annual withdrawal amount that is designed to deplete Contract Value by age 95, and then provide lifetime payments.

              This rider may be more appropriate for you if your primary objective is to receive a stream of income now, and you are less concerned about providing a death benefit to your heirs. But, see "Protective Income Manager With RightTime Option — Selecting Your Coverage Option" if joint life coverage is desired and there is a significant age difference between you and your spouse because the rider may not be appropriate for you.

Investment Restrictions

              In order to maintain your SecurePay rider, you must allocate Purchase Payments and Contract Value in accordance with specific Allocation Guidelines and Restrictions that are designed to limit our risk under the rider. The Allocation Guidelines and Restrictions are the same for each rider, although they may differ in the future.

              In order to maintain your SecurePay 6 rider, you must allocate Purchase Payments and Contract Value in accordance with specific Allocation Guidelines and Restrictions that are designed to limit our risk under the rider. The Allocation Guidelines and Restrictions are the same for each rider, although they may differ in the future.

              In order to maintain your rider, you must allocate Purchase Payments and Contract Value in accordance with specific Allocation Guidelines and Restrictions that are designed to limit our risk under the rider. The Allocation Guidelines and Restrictions are the same for each rider, although they may differ in the future.

Death Benefit

              The Maximum Anniversary Value Death Benefit and the Return of Purchase Payments Death Benefit are available.

              The death benefit value may remain higher than under the Protective Income Manager rider because withdrawal amounts will likely be lower and therefore will reduce the death benefit more slowly.

              The Maximum Anniversary Value Death Benefit and the Return of Purchase Payments Death Benefit are available.

              Depending on the timing and extent, if any, to which your Contract Value grows, the death benefit value under SecurePay 6 may decline more rapidly than under the basic SecurePay rider because of the impact of the SecurePay 6 "roll-up" on the growth of the rider's Benefit Base. The death benefit value under SecurePay 6 may remain higher than under the Protective Income Manager rider, however, because withdrawal amounts under SecurePay 6 will likely be lower than under Protective Income Manager and therefore will reduce the death benefit more slowly.

              Only the Return of Purchase Payments Death Benefit is available.

              Because the rider is designed to deplete Contract Value over time, higher periodic withdrawals may more quickly reduce the death benefit value than if a SecurePay rider is elected.

Withdrawal Amount

              Annual Withdrawal Amount is calculated as a percentage of the Benefit Base. May increase for certain medical conditions or confinement to a nursing home.

              The rider is designed to provide lower, consistent withdrawal amounts each year than those provided under the Protective Income Manager rider.

              Annual Withdrawal Amount is calculated as a percentage of the Benefit Base. May increase for certain medical conditions or confinement to a nursing home.

              The rider is designed to provide lower, consistent withdrawal amounts each year than those provided under the Protective Income Manager rider.

              Optimal Withdrawal Amount is calculated as a percentage of the Contract Value.

              The rider is designed to provide higher, fluctuating withdrawal amounts each year, with the intent of depleting the Contract Value by age 95.

Purchase Payments	You may not make Purchase Payments two years or more after the Rider Issue Date, or on or after the Benefit Election Date, whichever comes first.	You may not make Purchase Payments two years or more after the Rider Issue Date, or on or after the Benefit Election Date, whichever comes first.	You may not make Purchase Payments more than 120 days after the Protective Income Manager rider is issued.
Fee (for rider as currently offered)	1.20% maximum, 0.60% current (at time of Contract purchase) 1.40% maximum, 0.70% current (purchase under RightTime option)	2.00% maximum, 1.20% current (at time of Contract purchase) 2.20% maximum, 1.30% current (purchase under RightTime option)	2.00% maximum, 1.20% current (at time of Contract purchase) 2.20% maximum, 1.30% current (purchase under RightTime option
Eligibility	You must be at least 55 and no older than 85 to select the SecurePay rider. Withdrawals under the rider may not begin until age 59-1/2.	You must be at least 55 and no older than 85 to select the SecurePay 6 rider. Withdrawals under the rider may not begin until age 59-1/2.	You must be between the ages of 60 and 80 to elect the rider. Your minimum Contract Value, if purchased under RightTime option, must be $25,000.
Other

              Under Single Life Coverage, the surviving spouse may immediately purchase a new rider (if available) following the death of the Covered Person.

              If the rider terminates, you may purchase a new rider after 5 years.

              Under Single Life Coverage, the surviving spouse may immediately purchase a new rider (if available) following the death of the Covered Person.

              If the rider terminates, you may purchase a new rider after 5 years.

Under Single Life Coverage, the surviving spouse may not purchase a new rider following the death of the Covered Person. If the rider terminates, a new rider may not be purchased.

              Please note that any amounts in excess of the Variable Account value that we make available through withdrawals, lifetime payments, or guaranteed values under these riders are subject to our financial strength and claims-paying ability.

              THE SECUREPAY RIDERS WITH RIGHTTIME OPTION

              In general, both the SecurePay riders guarantee the right to make withdrawals ("SecurePay Withdrawals") based upon the value of a protected lifetime income benefit base ("Benefit Base") that will remain fixed if your Contract Value has declined due to poor market performance, provided you comply with the terms and conditions applicable to the rider.

              You may choose between two SecurePay riders: the basic SecurePay rider or the SecurePay 6 rider.

                With the basic SecurePay rider, your Benefit Base may increase on your Contract Anniversary if your Contract Value has increased, but will remain fixed if the Contract Value has declined due to poor market performance.
                Like the basic SecurePay rider, the SecurePay 6 rider provides for increases in your Benefit Base on your Contract Anniversary if your Contract Value has increased. SecurePay 6 also provides for potential increases in your Benefit Base of up to 6.0% each Contract Anniversary during a specified period, even if your Contract Value has not increased. The fee for the SecurePay 6 rider is higher than for the basic SecurePay rider.

              Effective December 10, 2012, the SecurePay R72 rider is no longer available, even if you purchased your contract before December 10, 2012, and wish to purchase a SecurePay rider under the "RightTime" option. For more information regarding SecurePay R72, please see Calculating the Benefit Base — SecurePay R72 in this section and Appendix E.

              Under the SecurePay riders, the Owner or Owner(s) may designate certain persons as "Covered Persons" under the Contract. See "Selecting Your Coverage Option." These Covered Persons will be eligible to make SecurePay Withdrawals each Contract Year up to a specified amount — the Annual Withdrawal Amount ("AWA") — during the life of the Covered Person(s). Annual aggregate withdrawals that exceed the AWA will result in a reduction of rider benefits (and may even significantly reduce or eliminate such benefits) because we will reduce the Benefit Base and corresponding AWA. SecurePay Withdrawals are guaranteed, even if the Contract Value falls to zero after the Benefit Election Date (which is the earliest date you may begin taking SecurePay Withdrawals), if you satisfy the SecurePay rider requirements.

              You may purchase either SecurePay rider when you purchase your Contract, or at a later date under our RightTime option, provided you satisfy the rider's age requirements. See "Purchasing the Optional SecurePay Riders."

              SecurePay does not guarantee Contract Value or the performance of any Investment Option.

              Important Considerations

                If you purchase a SecurePay rider, your options for allocating Purchase Payments and Contract Value are restricted. See "Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits".
                Any Purchase Payments received before May 20, 2016, and more than two years after the date a SecurePay rider is issued (the "Rider Issue Date") were included in Contract Value but not included in the calculation of the Benefit Base (described below).
                On or after May 20, 2016, you may not make any additional Purchase Payments two years or more after the date the Rider Issue Date, or on or after the Benefit Election Date, whichever comes first. In most cases, if the Company receives a Purchase Payment two years or more after the Rider Issue Date or on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract, however, you will be given the option of purchasing a new Contract. These restrictions could prevent you from making future contributions to a Qualified Contract, including periodic contributions to an employer sponsored retirement plan or an IRA. Accordingly, you should consider whether the rider is appropriate for you. (See “QUALIFIED RETIREMENT PLANS.”)
                Any change in a Covered Person following the Benefit Election Date (the "Benefit Period"), other than a spousal continuation under a Joint Life Coverage option, will cause the rider to terminate without any refund of SecurePay Fees. A change in a Covered Person includes changing and/or adding Owners, Beneficiaries, and Annuitants under your Contract.
                You may not begin taking SecurePay Withdrawals until the Covered Person (or the younger Covered Person in the case of a Joint Life Coverage option) is age 59-1/2 or older.
                On the Benefit Election Date, we will cancel any existing automatic withdrawal plan that you have established.
                One or both of the SecurePay riders may not be available in all states, and we may otherwise limit their availability.

              The ways to purchase a SecurePay rider, conditions for continuation of the benefit, process for beginning SecurePay Withdrawals, and the manner in which your AWA is calculated are discussed below.

              You should not purchase a SecurePay rider if:

                you expect to take annual withdrawals on or after the Benefit Election Date in excess of the AWA ("Excess Withdrawals") because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit. See "Calculating the Benefit Base On or After the Benefit Election Date, Excess Withdrawals"; or
                you are primarily interested in maximizing the Contract's potential for long-term accumulation rather than building a Benefit Base that will provide guaranteed withdrawals; or
                you do not expect to take SecurePay Withdrawals (especially before the age of 95).

              Appendix E demonstrates the operation of each SecurePay rider using hypothetical examples. You should review Appendix E and consult your sales representative to discuss whether SecurePay suits your needs.

              Purchasing the Optional SecurePay Riders

              You may purchase either the SecurePay rider or the SecurePay 6 rider when you purchase your Contract. Or, if either rider is still available for sale, you may exercise the RightTime option to add it to your Contract any time before the Annuity Date if the Owner (or older Owner) or Annuitant is age 85 or younger and the youngest Owner and Annuitant are age 55 or older on the Rider Issue Date. Where the Owner is a corporation, partnership, company, trust, or other "non-natural person," eligibility is determined by the age of the Annuitant. If you purchase a rider under the RightTime option, the rider will be subject to the terms and conditions of the applicable SecurePay rider in effect at the time it is issued.

              Note: The SecurePay R72 rider is no longer available for purchase as of December 10, 2012.

              Important Considerations:

                You will begin paying the SecurePay Fee as of the Rider Issue Date, even if you do not begin taking SecurePay Withdrawals for many years.
                You may not cancel either SecurePay rider during the ten years following the Rider Issue Date.
                We do not refund any SecurePay Fees if a rider terminates for any reason or if you choose not to take SecurePay Withdrawals after the Benefit Election Date.
                You must comply with our Allocation Guidelines and Restrictions after the Rider Issue Date (see "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS").
                Prior to the Benefit Election Date, you may take withdrawals according to the terms of your Contract but withdrawals will proportionally reduce the Benefit Base, and ultimately the value of the SecurePay Withdrawals available to you.
                You must submit a SecurePay Benefit Election Form to establish the Benefit Election Date and begin taking SecurePay Withdrawals. Withdrawals taken before the Benefit Election Date are not SecurePay Withdrawals.

              The timing of either SecurePay rider's purchase may have a significant impact on the value of the Benefit Base. For example, there are certain advantages to purchasing a SecurePay rider early:

                We begin reviewing SecurePay Anniversary Values (described below) on the Contract Anniversary following the Rider Issue Date. This means that the earlier you purchase either SecurePay rider, the longer the period of time during which the Benefit Base may increase due to favorable Sub-Account performance. Anniversary Values occurring prior to the Rider Issue Date do not affect the Benefit Base.
                If you purchase SecurePay when you purchase the Contract, the annual SecurePay Fee is currently 0.10% lower than if you exercise the RightTime option to purchase a SecurePay rider after that date. The SecurePay Fee for new purchasers and the difference between the fee for the rider purchased at Contract issue and under the RightTime option may change.

              On the other hand, if you purchase a SecurePay rider too early, you may pay the SecurePay Fee for a longer period than is necessary. Additionally, beginning on the Rider Issue Date, you must comply with our Allocation Guidelines and Restrictions (see "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS), withdrawals will proportionally reduce the Benefit Base (and therefore the value of SecurePay Withdrawals), and only Purchase Payments made during the first two years following the Rider Issue Date will be included in the Benefit Base.

              We do not accept Purchase Payments received two years or more after the Rider Issue Date. These restrictions could prevent you from making future contributions to a Qualified Contract, including periodic contributions to an employer sponsored retirement plan or an IRA. Accordingly, you should consider whether the rider is appropriate for you. (See "QUALIFIED RETIREMENT PLANS.")

              Please consult your sales representative to discuss the appropriate time for you to purchase either SecurePay rider.

              Allocation Guidelines and Restrictions

              In order to maintain your SecurePay rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the SecurePay riders. Please see "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS."

              Designating the Covered Person(s)

              The Covered Person is the person upon whose life the SecurePay rider benefit is based. You may designate one Covered Person (Single Life Coverage) or two Covered Persons (Joint Life Coverage).

                If Single Life Coverage is elected, then the Owner will be the Covered Person (if there are two Owners, then the older Owner will be the Covered Person).
                Joint Life Coverage may be elected if there are two Owners under the Contract who are spouses or if there is one Owner and his or her spouse is the sole Primary Beneficiary under the Contract. If Joint Life Coverage is elected, then the Owner and the Owner's spouse will be the Covered Persons.
                Where the Owner is a corporation, partnership, company, trust, or other "non-natural person," the Annuitant (under Single Life Coverage) or Annuitant and Annuitant's spouse who is the sole primary beneficiary (under Joint Life Coverage) will be the Covered Person(s).
                The Covered Person (or, if Joint Life Coverage is selected, one of the two Covered Persons) must be designated as the Annuitant under the Contract as of the Benefit Election Date.

              Note: A change of Covered Persons after the Benefit Election Date will cause your SecurePay rider to terminate and any scheduled SecurePay Withdrawals to cease. If you remove a Covered Person (which may occur, for example, if you remove a spouse Beneficiary or add additional Primary Beneficiaries or change the Owner or Annuitant), or if you add a Covered Person (which may occur, for example, if you add a spouse as a sole Primary Beneficiary), then this would constitute a change of Covered Persons. In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay rider and could have tax consequences. (See "Tax Consequences — Treatment of Civil Unions and Domestic Partners.")

              Selecting Your Coverage Option.  If both Owners of the Contract are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, you must indicate on the SecurePay Benefit Election Form whether there will be one or two Covered Persons. Please pay careful attention to this designation, as it will impact the Maximum Withdrawal Percentage and whether the SecurePay Withdrawals will continue for the life of the surviving spouse. The various coverage options are illustrated in the following table:

	Single Life Coverage	Joint Life Coverage
Single Owner/Non-spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
Single Owner/Spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of Covered Person following the Benefit Election Date, the surviving spouse may exercise the RightTime option if he or she continues the Contract under the spousal continuation provisions. We will waive the 5-year waiting period.	Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date.
Joint Owner/Non-spouse 2nd Owner	Covered Person is older Owner.	Not applicable.
SecurePay rider expires upon death of Covered Person following the Benefit Election Date.
Joint Owner/ Spouse 2nd Owner	Covered Person is older Owner.	Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date.
SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of older Owner, the surviving spouse may exercise the RightTime option if he or she continues the Contract under the spousal continuation provisions. We will waive the 5-year waiting period.

              Changing Beneficiaries — Single Owner with Joint Life Coverage.  After selecting Joint Life Coverage, a single Owner may decide to remove a spouse Beneficiary or add additional Primary Beneficiaries. This would constitute a change of Covered Persons after the Benefit Election Date, and upon notification of the change, we will terminate the SecurePay rider. In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay rider and could have tax consequences. (See "Tax Consequences — Treatment of Civil Unions and Domestic Partners.")

              Similarly, if an Owner adds a spouse as a sole Primary Beneficiary after selecting Single Life Coverage and wants to convert to Joint Life Coverage, the Owner may terminate the SecurePay rider provided it has been 10 years or more since the Rider Issue Date and exercise the RightTime option (if we are still offering SecurePay) to purchase a new SecurePay rider. See "Purchasing a New SecurePay Rider after Termination of the Prior SecurePay Rider."

              Beginning Your SecurePay Withdrawals

              You must submit a completed SecurePay Benefit Election Form to our Administrative Office to establish the Benefit Election Date and begin taking SecurePay Withdrawals under the rider.

                Even though your SecurePay rider is in effect as of the Rider Issue Date and we begin the SecurePay Fee deductions on that date, any withdrawals made before we receive your SecurePay Benefit Election Form will not qualify as SecurePay Withdrawals.

              You should carefully consider when to establish the Benefit Election Date and begin taking SecurePay Withdrawals.

                The Benefit Election Date may not be earlier than the date the Covered Person (or the younger Covered Person if a Joint Life Coverage option is selected) reaches age 59-1/2 or older.
                All Contract withdrawals taken on or after the Benefit Election Date are considered either SecurePay Withdrawals or Excess Withdrawals and are subject to the Annual Withdrawal Amount.
                You may not make additional Purchase Payments two years or more after the Rider Issue Date, or on or after the Benefit Election Date, whichever comes first. In most cases, if the Company receives a Purchase Payment two years or more after the Rider Issue Date or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract.
                You may limit the value of the benefit if you begin taking SecurePay Withdrawals too soon. For example, SecurePay Withdrawals reduce your Contract Value (but not the Benefit Base) and may limit the potential for increasing the Benefit Base through higher Contract Values on Contract Anniversaries. Also, if your Benefit Election Date is within the two years of the Rider Issue Date, you will shorten the period of time during which you could increase your Benefit Base because you may not make additional Purchase Payments on or after the Benefit Election Date.
                Conversely, if you delay establishing the Benefit Election Date, you may shorten the Benefit Period due to life expectancy, thereby limiting the time during which you may take SecurePay Withdrawals, so you may be paying for a benefit you are not using.
                Selecting the SecurePay 6 rider may impact your decision of when to establish your Benefit Election Date. For more information, see "SecurePay 6 Rider" below.

              Please consult your sales representative regarding the appropriate time for you to establish the Benefit Election Date and begin taking SecurePay Withdrawals.

              Important Considerations

                All withdrawals, including SecurePay Withdrawals, reduce your Contract Value and death benefit. Surrender charges and federal and state income taxes may apply, as well as a 10% federal penalty tax if a withdrawal occurs before the Owner reaches age 59-1/2. See "CHARGES AND DEDUCTIONS, Surrender Charge" and "TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders."
                All withdrawals, including SecurePay Withdrawals, count towards the free withdrawal amount under the Contract. However, we do not assess the surrender charge on SecurePay Withdrawals, even when surrender charges would apply if the withdrawal was not a SecurePay Withdrawal. We do impose a surrender charge on Excess Withdrawals and Excess Withdrawals are subject to the minimum Contract Value limitation. See "CHARGES AND DEDUCTIONS, Surrender Charge," "Surrenders and Withdrawals, Withdrawals," and "Taxation of Withdrawals and Surrenders."

              The SecurePay riders are designed for you to take SecurePay Withdrawals each Contract Year. SecurePay Withdrawals are aggregate withdrawals during any Contract Year on or after the Benefit Election Date that do not exceed the Annual Withdrawal Amount. Aggregate withdrawals during any Contract Year on or after the Benefit Election Date that exceed the Annual Withdrawal Amount are "Excess Withdrawals." You should not purchase a SecurePay rider if you intend to take Excess Withdrawals.

                Excess Withdrawals could reduce your Benefit Base by substantially more than the actual amount of the withdrawal (described below).
                Excess Withdrawals may result in a significantly lower AWA in the future.
                Excess Withdrawals may significantly reduce or eliminate the value of the SecurePay benefit.

              If you would like to make an Excess Withdrawal and are uncertain how an Excess Withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of the Excess Withdrawal.

              Determining the Amount of Your SecurePay Withdrawals

              The AWA is the maximum amount of SecurePay Withdrawals permitted each Contract Year. We determine your initial AWA as of the end of the Valuation Period during which we receive your completed SecurePay Benefit Election form at our Administrative Office in good order by multiplying your Benefit Base on that date by the "Maximum Withdrawal Percentage". The Benefit Election form will be deemed in “good order” if it is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office. Where there is a single Covered Person, the Maximum Withdrawal Percentage under either SecurePay rider is 5.0% and where two spouses are Covered Persons, the Maximum Withdrawal Percentage is 4.5%. Under certain circumstances, we may increase your AWA. See "SecurePay ME: Increased AWA for Certain Medical Conditions," "SecurePay NHSM: Increased AWA Because of Confinement in Nursing Home," and "Required Minimum Distributions." In no event will the AWA increase once the Contract Value is reduced to zero and an Annuity Date is established. (See "Reduction of Contract Value to Zero.")

              Calculating the Benefit Base Before the Benefit Election Date

              The Benefit Base is used to calculate the AWA and determine the SecurePay Fee. As the Benefit Base increases, both the AWA and the amount of the SecurePay Fee increase. Your Benefit Base can never be more than $5 million.

              Note: The Benefit Base is only used to calculate the AWA and the SecurePay Fee; it is not a cash value, surrender value, or death benefit, it is not available to Owners, it is not a minimum return for any Sub-Account, and it is not a guarantee of any Contract Value.

              Under either SecurePay rider, we will determine your initial Benefit Base on the Rider Issue Date. If you purchase a SecurePay rider when you purchase the Contract, the Benefit Base is initially equal to your initial Purchase Payment. If you purchase a SecurePay rider after the Contract has been issued by exercising the RightTime® option, the Benefit Base is initially equal to the Contract Value as of the Rider Issue Date.

              Thereafter, we increase the Benefit Base dollar-for-dollar for each Purchase Payment made within 2 years of the Rider Issue Date. We reduce the Benefit Base for each withdrawal from the Contract prior to the Benefit Period in the same proportion that each withdrawal reduces the Contract Value as of the date we process the withdrawal request.

              Example: Assume your Benefit Base is $100,000, but because of poor Sub-Account performance your Contract Value has fallen to $90,000. If you make a $9,000 withdrawal, thereby reducing your Contract Value by 10% to $81,000, we would reduce your Benefit Base also by 10%, or $10,000, to $90,000.

              On each Contract Anniversary following the Rider Issue Date, we also will increase the Benefit Base to equal the "SecurePay Anniversary Value" if that value is higher than the Benefit Base. On each Contract Anniversary, the "SecurePay Anniversary Value" is equal to your Contract Value on that Contract Anniversary minus any Purchase Payments made two or more years after your Rider Issue Date. If we receive a withdrawal request on a Contract Anniversary, we will deduct the withdrawal from Contract Value before calculating the SecurePay Anniversary Value.

              SecurePay 6 Rider (available for purchase on or after December 10, 2012).

              If you purchase the SecurePay 6 Rider we may also increase the Benefit Base on each Contract Anniversary. The SecurePay 6 rider is designed to provide for potential increases in your Benefit Base of up to 6.0% each Contract Anniversary during a specified period ("Roll-up Period"), even if your Contract Value has not increased. The SecurePay 6 Rider is available for purchase on or after December 10, 2012, even if you purchased your Contract before that date.

              Your Contract Value must be at least 50% (i.e., half) of your Benefit Base to be eligible for an increase in Benefit Base equal to the "roll-up" amount (described below) on any Contract Anniversary during the Roll-up Period.

              This means that when calculating the Benefit Base under the SecurePay 6 rider before the Benefit Election Date, we will recalculate your Benefit Base on each Contract Anniversary during the Roll-up Period to equal the greatest of:

                the Benefit Base on that Contract Anniversary;

                  the SecurePay Anniversary Value on that Contract Anniversary; or

                    the SecurePay Roll-up Value, which is equal to:

                      the most recently calculated Benefit Base prior to that Contract Anniversary; plus the "roll-up" amount, which is equal to:

                          if your Contract Value on that Contract Anniversary is at least 50% (i.e., half) of the most recently calculated Benefit Base prior to that Contract Anniversary, then the roll-up amount is equal to 6.0% of the Benefit Base on the previous Contract Anniversary, reduced proportionately for withdrawals made since that anniversary. This means that we will reduce the "roll-up" amount for each withdrawal made since the previous Contract Anniversary in the same proportion that each withdrawal reduced the Contract Value as of the date we processed the withdrawal request.

                          If you purchase the rider when you purchase your Contract (not under the RightTime option), we will include Purchase Payments made within the first 120 days following the Contract Issue Date when calculating the roll-up amount on the first Contract Anniversary. For example, if your initial Purchase Payment on the Contract Issue Date is $50,000 and we receive an additional $100,000 Purchase Payment 90 days later, then assuming you do not take any withdrawals during the first Contract Year, the roll-up amount on the first Contract Anniversary will be $9,000 (($50,000 + $100,000) x 6.0%).

                          if your Contract Value on that Contract Anniversary is less than 50% (i.e., half) of the most recently calculated Benefit Base prior to that Contract Anniversary, then the roll-up amount is equal to $0.

                          We will only recalculate your Benefit Base on each Contract Anniversary during the Roll-up Period if your Contract Value is at least 50% (i.e., half) of your Benefit Base as of that Contract Anniversary. For example, if on a Contract Anniversary your Contract Value is $65,000 and the most recently calculated Benefit Base prior to that anniversary is $150,000, you will not be eligible for an increase on that anniversary equal to the "roll-up" amount because your Contract Value ($65,000) is less than 50% of your Benefit Base ($150,000 x 0.5 = $75,000).

                    Note: If the SecurePay Anniversary Value is consistently higher than the SecurePay Roll-up Value (because your Contract Value is generally increasing by more than 6.0% each Contract Year), the SecurePay Roll-up Value may never be used to increase your Benefit Base.

                    When we calculate the SecurePay Roll-up Value on the first Contract Anniversary following the Rider Issue Date, we will apply the 6.0% (if applicable) to the Benefit Base on the Rider Issue Date to determine the "roll-up" amount, and then reduce the "roll-up" amount proportionately for withdrawals made since the Rider Issue Date. We will then add the reduced "roll-up" amount to the most recently calculated Benefit Base prior to the first Contract Anniversary to determine the SecurePay Roll-up Value. The Benefit Base can never be greater than $5 million.

                    Example: Assume on the Rider Issue Date your Benefit Base is $100,000. Three months later, assume your Contract Value is $103,000 and you take a withdrawal of $10,300, reducing your current Contract Value to $92,700, which results in a decrease of 10% (($103,000 – $92,700)/$103,000). Because of the withdrawal, we will reduce your Benefit Base by 10% as well, to $90,000. Also assume that one month later your Contract Value increased from $92,700 to $94,000 due to favorable market performance and you do not make any additional Purchase Payments or withdrawals.

                    On the first Contract Anniversary, we will determine the SecurePay Roll-up Value by adding the most recently calculated Benefit Base ($90,000) to 6.0% of the Benefit Base on the previous Contract Anniversary (the Rider Issue Date), increased by any Purchase Payments made within 120 days of the Contract Issue Date and reduced proportionately for withdrawals made since that anniversary. The Benefit Base on the Rider Issue Date was $100,000, and 6.0% of $100,000 = $6,000. However, because a withdrawal was made during the year, we will reduce this "roll-up" amount in the same proportion that the withdrawal reduced the Contract Value, which was 10%. Because 10% of the "roll-up" amount is $600, the reduced "roll-up" amount is $5,400 ($6,000 - $600). We then calculate the SecurePay Roll-up Value by adding the "roll-up" amount of $5,400 to $90,000 (the most recently calculated Benefit Base), and determine that the SecurePay Roll-up Value is $95,400.

                    We will then recalculate your Benefit Base on the first Contract Anniversary to equal the greatest of:

                      the Benefit Base on that Contract Anniversary ($90,000);
                      the SecurePay Anniversary Value on that Contract Anniversary ($94,000); or
                      the SecurePay Roll-up Value ($95,400)

                    We will set your Benefit Base equal to $95,400 because the SecurePay Roll-up Value is greater than the Benefit Base on that Contract Anniversary and the SecurePay Anniversary Value on that Contract Anniversary.

                    Note: Withdrawals could reduce your SecurePay Roll-up Value by substantially more than the actual amount of the withdrawal. For example, assume your Benefit Base at the beginning of the Contract Year is $100,000. Assuming that you do not make any additional Purchase Payments or withdrawals and assuming your Contract Value remains at 50% or more of your Benefit Base, the SecurePay Roll-up Value on the next Contract Anniversary would be $106,000. ($100,000 + $6,000 (the 6.0% "roll-up" amount)).

                    Assume instead, however, that during the Contract Year you make a withdrawal of $45,000 and your Contract Value at that time is $90,000 (i.e., the withdrawal is 50% of your Contract Value). Both the Benefit Base and the "roll-up" amount are also reduced by 50%, to $50,000 and $3,000, respectively. This would result in a SecurePay Roll-up Value of $53,000 on the next Contract Anniversary ($50,000 + $3,000), rather than $106,000. Thus, the $45,000 withdrawal would reduce the SecurePay Roll-up Value by more than $45,000 — it would reduce it by $53,000 ($106,000 – $53,000).

                    The Roll-up Period begins on the Rider Issue Date and generally lasts for ten Contract Anniversaries. The Roll-up Period will end on the next Valuation Date following the 10th Contract Anniversary on which we increase your Benefit Base to equal either the SecurePay Anniversary Value or the SecurePay Roll-up Value. This means that when determining the ten Contract Anniversaries that make up your Roll-up Period, we will not count Contract Anniversaries on which your Benefit Base does not increase.

                    However, your Roll-up Period will end sooner — on either the Benefit Election Date or the date the SecurePay 6 rider terminates (see "Terminating the SecurePay Riders" in your prospectus) — if either of these dates occur while your Roll-up Period is in effect. If the Roll-up Period ends, the SecurePay 6 rider may not terminate. We will continue to assess the SecurePay Fee for the SecurePay 6 rider until the SecurePay 6 rider terminates. Also, we will only include the SecurePay Roll-up Value when calculating your Benefit Base while the Roll-up Period is in effect.

                    Note: This means that if the Roll-up Period ends because you have established the Benefit Election Date, we will still continue to assess the SecurePay Fee until termination of the SecurePay 6 rider. We also will assess the SecurePay Fee during times when the Roll-up Period has expired.

                    Note: Once you establish your Benefit Election Date, you will no longer receive any additional value from the SecurePay 6 rider. On the other hand, delaying the Benefit Election Date may limit the time during which you may take SecurePay Withdrawals, due to life expectancy. See "Beginning Your SecurePay Withdrawals". You should carefully weigh the advantages of the SecurePay 6 rider with the disadvantages of delaying taking SecurePay Withdrawals.

                    Assume instead, however, that during the Contract Year you make a withdrawal of $45,000 and your Contract Value at that time is $90,000 (i.e., the withdrawal is 50% of your Contract Value). Both the Benefit Base and the "roll-up" amount are also reduced by 50%, to $50,000 and $3,000, respectively. This would result in a SecurePay Roll-up Value of $53,000 on the next Contract Anniversary ($50,000 + $3,000), rather than $106,000. Thus, the $45,000 withdrawal would reduce the SecurePay Roll-up Value by more than $45,000 — it would reduce it by $53,000 ($106,000 – $53,000).

                    The Roll-up Period begins on the Rider Issue Date and generally lasts for ten Contract Anniversaries. The Roll-up Period will end on the next Valuation Date following the 10th Contract Anniversary on which we increase your Benefit Base to equal either the SecurePay Anniversary Value or the SecurePay Roll-up Value. This means that when determining the ten Contract Anniversaries that make up your Roll-up Period, we will not count Contract Anniversaries on which your Benefit Base does not increase.

                    However, your Roll-up Period will end sooner — on either the Benefit Election Date or the date the SecurePay 6 rider terminates (see "Terminating the SecurePay Riders" in your prospectus) — if either of these dates occur while your Roll-up Period is in effect. If the Roll-up Period ends, the SecurePay 6 rider may not terminate. We will continue to assess the SecurePay Fee for the SecurePay 6 rider until the SecurePay 6 rider terminates. Also, we will only include the SecurePay Roll-up Value when calculating your Benefit Base while the Roll-up Period is in effect.

                    Note: This means that if the Roll-up Period ends because you have established the Benefit Election Date, we will still continue to assess the SecurePay Fee until termination of the SecurePay 6 rider. We also will assess the SecurePay Fee during times when the Roll-up Period has expired.

                    Note: Once you establish your Benefit Election Date, you will no longer receive any additional value from the SecurePay 6 rider. On the other hand, delaying the Benefit Election Date may limit the time during which you may take SecurePay Withdrawals, due to life expectancy. See "Beginning Your SecurePay Withdrawals" in your prospectus. You should carefully weigh the advantages of the SecurePay 6 rider.

                    SecurePay R72 Rider (no longer available for purchase as of December 10, 2012)

                    If you purchased the SecurePay R72 rider before December 10, 2012, we may also increase the Benefit Base on each Contract Anniversary. The SecurePay R72 rider is designed to provide for potential increases in your Benefit Base of up to 7.2% each Contract Anniversary during a specified period ("Roll-up Period"), even if your Contract Value has not increased. The SecurePay R72 Rider is not available for purchase on or after December 10, 2012, even if you purchased your Contract before that date.

                    Your Contract Value must be at least 50% (i.e., half) of your Benefit Base to be eligible for an increase in Benefit Base equal to the "roll-up" amount (described below) on any Contract Anniversary during the Roll-up Period.

                    Under the SecurePay R72 rider, we will recalculate your Benefit Base on each Contract Anniversary during a specified period (the "Roll-up Period") to equal the greatest of:

                      the Benefit Base on that Contract Anniversary;

                        the SecurePay Anniversary Value on that Contract Anniversary (as described above); or

                          the SecurePay Roll-up Value, which is equal to:

                            the most recently calculated Benefit Base prior to that Contract Anniversary; plus the "roll-up" amount, which is equal to:

                                if your Contract Value on that Contract Anniversary is at least 50% (i.e., half) of the most recently calculated Benefit Base prior to that Contract Anniversary, then the roll-up amount is equal to 7.2% of the Benefit Base on the previous Contract Anniversary, reduced proportionately for withdrawals made since that anniversary. This means that we will reduce the "roll-up" amount for each withdrawal made since the previous Contract Anniversary in the same proportion that each withdrawal reduced the Contract Value as of the date we processed the withdrawal request.

                                If you purchase the rider when you purchase your Contract (not under the RightTime option), we will include Purchase Payments made within the first 120 days following the Contract Issue Date when calculating the roll-up amount on the first Contract Anniversary. For example, if your initial Purchase Payment on the Contract Issue Date is $50,000 and we receive an additional $100,000 Purchase Payment 90 days later, then assuming you do not take any withdrawals during the first Contract Year, the roll-up amount on the first Contract Anniversary will be $10,800 (($50,000 + $100,000) x 7.2%).

                                if your Contract Value on that Contract Anniversary is less than 50% (i.e., half) of the most recently calculated Benefit Base prior to that Contract Anniversary, then the roll-up amount is equal to $0.

                                For example, if on a Contract Anniversary your Contract Value is $65,000 and the most recently calculated Benefit Base prior to that anniversary is $150,000, you will not be eligible for an increase on that anniversary equal to the "roll-up" amount because your Contract Value ($65,000) is less than 50% of your Benefit Base ($150,000 x 0.5 = $75,000).

                          Note: If the SecurePay Anniversary Value is consistently higher than the SecurePay Roll-up Value (because your Contract Value is generally increasing by more than 7.2% each Contract Year), the SecurePay Roll-up Value may never be used to increase your Benefit Base.

                          When we calculate the SecurePay Roll-up Value on the first Contract Anniversary following the Rider Issue Date, we will apply the 7.2% (if applicable) to the Benefit Base on the Rider Issue Date to determine the "roll-up" amount, and then reduce the "roll-up" amount proportionately for withdrawals made since the Rider Issue Date. We will then add the reduced "roll-up" amount to the most recently calculated Benefit Base prior to the first Contract Anniversary to determine the SecurePay Roll-up Value. The Benefit Base can never be greater than $5 million.

                          Example: Assume on the Rider Issue Date your Benefit Base is $100,000. Three months later, assume your Contract Value is $103,000 and you take a withdrawal of $10,300, reducing your current Contract Value to $92,700, which results in a decrease of 10% (($103,000 – $92,700)/$103,000). Because of the withdrawal, we will reduce your Benefit Base by 10% as well, to $90,000. Also assume that one month later your Contract Value increased from $92,700 to $94,000 due to favorable market performance and you do not make any additional Purchase Payments or withdrawals.

                          On the first Contract Anniversary, we will determine the SecurePay Roll-up Value by adding the most recently calculated Benefit Base ($90,000) to 7.2% of the Benefit Base on the previous Contract Anniversary (the Rider Issue Date), increased by any Purchase Payments made within 120 days of the Contract Issue Date and reduced proportionately for withdrawals made since that anniversary. The Benefit Base on the Rider Issue Date was $100,000, and 7.2% of $100,000 = $7,200. However, because a withdrawal was made during the year, we will reduce this "roll-up" amount in the same proportion that the withdrawal reduced the Contract Value, which was 10%. Because 10% of the "roll-up" amount is $720, the reduced "roll-up" amount is $6,480 ($7,200 – $720). We then calculate the SecurePay Roll-up Value by adding the "roll-up" amount of $6,480 to $90,000 (the most recently calculated Benefit Base), and determine that the SecurePay Roll-up Value is $96,480.

                          We will then recalculate your Benefit Base on the first Contract Anniversary to equal the greatest of:

                            the Benefit Base on that Contract Anniversary ($90,000);
                            the SecurePay Anniversary Value on that Contract Anniversary ($94,000); or
                            the SecurePay Roll-up Value ($96,480)

                          We will set your Benefit Base equal to $96,480 because the SecurePay Roll-up Value is greater than the Benefit Base on that Contract Anniversary and the SecurePay Anniversary Value on that Contract Anniversary.

                          Note: Withdrawals could reduce your SecurePay Roll-up Value by substantially more than the actual amount of the withdrawal. For example, assume your Benefit Base at the beginning of the Contract Year is $100,000. Assuming that you do not make any additional Purchase Payments or withdrawals and assuming your Contract Value remains at 50% or more of your Benefit Base, the SecurePay Roll-up Value on the next Contract Anniversary would be $107,200 ($100,000 + $7,200 (the 7.2% "roll-up" amount)).

                          Assume instead, however, that during the Contract Year you make a withdrawal of $45,000 and your Contract Value at that time is $90,000 (i.e., the withdrawal is 50% of your Contract Value). Both the Benefit Base and the "roll-up" amount are also reduced by 50%, to $50,000 and $3,600, respectively. This would result in a SecurePay Roll-up Value of $53,600 on the next Contract Anniversary ($50,000 + $3,600), rather than $107,200. Thus, the $45,000 withdrawal would reduce the SecurePay Roll-up Value by more than $45,000 — it would reduce it by $53,600 ($107,200 – $53,600).

                          The Roll-up Period begins on the Rider Issue Date and generally lasts for ten Contract Anniversaries. The Roll-up Period will end on the next Valuation Date following the 10th Contract Anniversary on which we increase your Benefit Base to equal either the SecurePay Anniversary Value or the SecurePay Roll-up Value. This means that when determining the ten Contract Anniversaries that make up your Roll-up Period, we will not count Contract Anniversaries on which your Benefit Base does not increase.

                          However, your Roll-up Period will end sooner — on either the Benefit Election Date or the date the SecurePay R72 rider terminates (see "Terminating the SecurePay Riders") — if either of these dates occur while your Roll-up Period is in effect. If the Roll-up Period ends, the SecurePay R72 rider may not terminate. We will continue to assess the SecurePay Fee for the SecurePay R72 rider until the SecurePay R72 rider terminates. Also, we will only include the SecurePay Roll-up Value when calculating your Benefit Base while the Roll-up Period is in effect.

                          Note: This means that if the Roll-up Period ends because you have established the Benefit Election Date, we will still continue to assess the SecurePay Fee until termination of the SecurePay R72 Rider. We also will assess the SecurePay Fee during times when the Roll-up Period has expired.

                          Note: Once you establish your Benefit Election Date, you will no longer receive any additional value from the SecurePay R72 rider. On the other hand, delaying the Benefit Election Date may limit the time during which you may take SecurePay Withdrawals, due to life expectancy. See "Beginning Your SecurePay Withdrawals." You should carefully weigh the advantages of the SecurePay R72 rider with the disadvantages of delaying taking SecurePay Withdrawals.

                          Calculating the Benefit Base On or After the Benefit Election Date

                          We continue calculating the Benefit Base after the Benefit Election Date in the same manner as we did prior to the Benefit Election Date, except withdrawals are treated differently. The effect of a withdrawal on the Benefit Base depends on whether the withdrawal is a SecurePay Withdrawal or an Excess Withdrawal. An Excess Withdrawal is any withdrawal after the Benefit Election Date which, when aggregated with all prior withdrawals during that Contract Year, exceeds the Contract Year's Annual Withdrawal Amount.

                          If you have selected the SecurePay 6 or SecurePay R72 rider, we will not calculate the SecurePay Roll-up Value on or after the Benefit Election Date.

                          SecurePay Withdrawals

                          SecurePay Withdrawals do not reduce the Benefit Base. Therefore, if all your withdrawals during the Benefit Period are SecurePay Withdrawals, your Annual Withdrawal Amount will never decrease and you may continue to withdraw at least that amount for the lifetime of the Covered Person (or the last surviving Covered Person, if you selected Joint Life Coverage).

                          If your Benefit Base increases on a Contract Anniversary because the SecurePay Anniversary Value exceeds the Benefit Base on that date, your Annual Withdrawal Amount and therefore SecurePay Withdrawals available to you in subsequent Contract Years will also increase.

                          Important Consideration

                            SecurePay Withdrawals are not cumulative. If you choose to receive only a part of, or none of, your AWA in any given Contract Year, you should understand that you cannot carry over any unused SecurePay Withdrawals to any future Contract Years.

                          For example, assume your Maximum Withdrawal Percentage is 5.0% and your Benefit Base is $100,000, which means your AWA is $5,000 ($100,000 x .05). If you withdraw only $4,000 during the Contract Year, the AWA will not increase the next Contract Year by the $1,000 you did not withdraw.

                          We do not impose a surrender charge on any SecurePay Withdrawals.

                          Excess Withdrawals

                          During the Benefit Period any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Annual Withdrawal Amount constitutes an Excess Withdrawal. Therefore, a withdrawal during the Benefit Period that causes the aggregate withdrawals for that Contract Year to exceed the Annual Withdrawal Amount may include amounts that qualify as a SecurePay Withdrawal as well as amounts that are Excess Withdrawals.

                          An Excess Withdrawal will reduce the Benefit Base. The effect of the Excess Withdrawal on the Benefit Base depends, in part, on the relationship of the Benefit Base to the Contract Value at that time.

                            If, at the time of the Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is greater than the Benefit Base, we will reduce the Benefit Base by the amount of the Excess Withdrawal plus any applicable Surrender Charge.
                            If, at the time of Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is less than or equal to the Benefit Base, we will reduce the Benefit Base in the same proportion that the Excess Withdrawal, plus any applicable Surrender Charge, bears to the Contract Value minus the SecurePay Withdrawal.

                          For example, suppose your Benefit Base is $100,000, your Maximum Withdrawal Percentage is 5.0% (i.e., your AWA is $5,000), your Contract Value is $110,000, and no Surrender Charges apply. If you have already taken $3,000 of SecurePay Withdrawals in the Contract Year and then request another $3,000 withdrawal you will exceed your AWA by $1,000, and we will consider $2,000 of that withdrawal to be a SecurePay Withdrawal and $1,000 to be an Excess Withdrawal. In this case, rule (a) above applies because the Contract Value less the SecurePay Withdrawal ($110,000 – $2,000 = $108,000) is greater than your Benefit Base ($100,000). We will therefore reduce your Benefit Base by the Excess Withdrawal and your new Benefit Base will be $99,000 ($100,000 – $1,000).

                          However, if in the example above your Contract Value is $70,000 then rule (b) applies. In this case, we determine the reduction in your Benefit Base first by determining the proportion that the Excess Withdrawal bears to the Contract Value less SecurePay Withdrawal. We calculate this by dividing the $1,000 Excess Withdrawal by the Contract Value less the $2,000 SecurePay Withdrawal ($1,000 ÷ ($70,000 – $2,000) = 1.4706%). We will then apply this same percentage to reduce your Benefit Base. Thus your new Benefit Base will be equal to $98,529 ($100,000 – ($100,000 * 0.014706)).

                          The examples above do not include the effect of any surrender charges that may be applicable.

                          We will recalculate the Annual Withdrawal Amount on the next Contract Anniversary by multiplying the Benefit Base on that date by the Maximum Withdrawal Percentage. We also will apply a surrender charge to the Excess Withdrawal, if a surrender charge would otherwise be applicable.

                          Reduction of Contract Value to Zero

                          If the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal, the Contract will terminate and we will settle the benefit under your SecurePay rider as follows:

                            We will pay the remaining AWA not yet withdrawn in the current Contract Year, if any, in a lump sum;
                            We will establish an Annuity Date that is the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero; and
                            On the Annuity Date we will pay a monthly payment equal to the AWA divided by 12 until the death of the Owner, or if the rider covers two spouses, the death of the second spouse. If benefits are being paid under the SecurePay NH benefit on the Annuity Date, the amount of your annuity payments will be determined in accordance with the terms of the SecurePay NH endorsement. (See "Availability of SecurePay NH Benefit after Annuitization.") Please note that we may accept different payment intervals.

                          If you request a surrender and your Contract Value at the time of the request is less than your remaining AWA for that Contract Year, we will pay you a lump sum equal to such remaining AWA.

                          If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the SecurePay rider. You will not be entitled to receive any further benefits under the SecurePay rider.

                          As with any distribution from the Contract, there may be tax consequences. In this regard, we intend to treat any amounts that you receive before the Annuity Date is established as described above and that are in the form of SecurePay Withdrawals as withdrawals. We intend to treat any amounts that you receive after the Annuity Date is established as described above and that are a settlement of the benefit under your SecurePay rider as annuity payments for tax purposes. See "TAXATION OF ANNUITIES IN GENERAL."

                          Benefit Available on Maximum Annuity Date (oldest Owner's or Annuitant's 95th birthday)

                          You must annuitize the Contract no later than the oldest Owner's or Annuitant's 95th birthday ("Maximum Annuity Date"). Either SecurePay rider will terminate on the Annuity Date, whether or not you have begun your SecurePay Withdrawals.

                          If your SecurePay rider is in effect on the Maximum Annuity Date, in addition to the other Annuity Options available to you under your Contract, one of your Annuity Options will be to receive monthly annuity payments equal to the AWA divided by 12 for the life of the Covered Person (or the last surviving Covered Person if Joint Life Coverage was selected). If benefits are being paid under the SecurePay NH benefit on the Maximum Annuity Date, the amount of your annuity payments will be determined in accordance with the terms of the SecurePay NH endorsement. (See "Availability of SecurePay NH Benefit after Annuitization.") If you do not select an Annuity Option, your monthly annuity payments will be the greater of (i) the AWA divided by 12 or (ii) payments based upon the Contract Value for the life of the Annuitant with a 10-year Certain Period. We must receive Written Notice of your election of such annuity payments at least three days but no earlier than 90 days before the Maximum Annuity Date. For more information regarding Annuity Options, including Certain Period options, see "ANNUITY PAYMENTS, Annuity Options."

                          SecurePay Fee

                          We deduct a fee for each SecurePay rider that compensates us for the costs and risks we assume in providing this benefit. This SecurePay Fee is a percentage of the Benefit Base. We deduct this fee from your Contract Value on the Valuation Date that occurs after each Valuation Period containing a Monthly Anniversary Date. The SecurePay Fee is deducted from the Sub-Accounts of the Variable Account only; it is not deducted from the assets in the DCA Account. The monthly fee is deducted from the Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value in the Variable Account on that date. Accordingly, you must have transferred some assets from your DCA Account to Sub-Accounts in accordance with our Allocation Guidelines and Restrictions before the fee is charged.

                          The SecurePay Fee will vary depending on when you purchase the rider and which rider you purchase.

	Maximum	Current
Purchase of SecurePay rider at time of Contract purchase	1.20%	0.60%
Purchase of SecurePay rider under RightTime option	1.40%	0.70%
Purchase of SecurePay6 rider at time of Contract purchase	2.00%	1.20%
Purchase of SecurePay6 rider under RightTime option	2.20%	1.30%

	Maximum	For Riders Purchased on or after 8/20/2012	For Riders Purchased Before 8/20/2012
Purchase of SecurePay R72 rider at time of Contract purchase (no longer available for purchase as of 12/10/12)	2.00%	1.20%	1.00%
Purchase of SecurePay R72 rider under RightTime option (no longer available for purchase as of 12/10/12)	2.20%	1.30%	1.10%

                          We reserve the right to increase the SecurePay Fee up to the maximum stated above if, in our sole discretion, the increase is necessary or appropriate to cover the cost Protective Life incurs to mitigate the risks associated with offering the rider. We will not increase the SecurePay Fee above the maximum amounts, however.

                          If we increase the SecurePay Fee, we will give you at least 30 days' written notice prior to the increase which notice will identify the date the increase in the SecurePay Fee will take place and provide instructions on how to accept or decline the increase. You may elect not to pay the increase in your SecurePay Fee. If you elect not to pay the increased SecurePay Fee, your SecurePay rider will not terminate, but your Benefit Base will be capped at its then current value and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. If you purchased the SecurePay 6 or SecurePay R72 riders, we also will no longer calculate the SecurePay Roll-up Value when determining your Benefit Base if you elect not to pay the increase in your SecurePay Fee. You will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional SecurePay Roll-up Values. See "SecurePay 6 Rider" and "SecurePay R72 Rider."

                          Terminating the SecurePay Riders

                          The SecurePay riders will terminate upon the earliest of:

                            the Valuation Date you terminate your SecurePay rider (permitted after the rider has been in effect for at least ten years);
                            the Valuation Date the Contract is surrendered or terminated;
                            the Valuation Date your Contract Value reduces to zero due to an Excess Withdrawal;
                            the Valuation Date your Contract Value reduces to zero due to poor Sub-Account performance, the deduction of fees, and/or a SecurePay Withdrawal (subject to our obligation to make monthly payments to you, as set forth above under "Reduction of Contract Value to Zero");
                            the Valuation Date on or after the Benefit Election Date we receive instructions from you that results in a change in Covered Person(s);
                            for a SecurePay rider with one Covered Person, the date of the Covered Person's death before the Annuity Date (even if the surviving spouse of the deceased Covered Person elects to continue the Contract);
                            for a SecurePay rider with two Covered Persons, the date of death of the last surviving Covered Person before the Annuity Date;
                            the Maximum Annuity Date (being the Owner's choice of the options outlined under "Benefit Available on Maximum Annuity Date (Oldest Owner's or Annuitant's 95th Birthday)"); or
                            the Valuation Date we receive instructions that are not in compliance with our Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.

                          Deduction of the monthly fee for the SecurePay rider ceases upon termination. We will not refund the SecurePay fees you have paid if your SecurePay rider terminates for any reason. If your SecurePay rider terminates, you may not reinstate it or purchase a new rider except as described below under "Reinstating Your SecurePay Rider Within 30 Days of Termination" and "Purchasing a New SecurePay Rider after Termination of the Prior SecurePay Rider."

                          Continuing or Purchasing a SecurePay Rider When a Surviving Spouse Elects to Continue the Contract

                          Upon the death of the Owner before the Benefit Election Date, if the surviving spouse elects to continue the Contract and become the new Owner, the surviving spouse may also continue the SecurePay rider, provided the surviving spouse meets the rider's issue age requirements as of the Rider Issue Date or as of any date prior to the date we receive the written request to continue the Contract. On the next Contract Anniversary, the Benefit Base will be the greater of (1) the Contract Value (which will reflect the Death Benefit) less any Purchase Payments made two or more years after the Rider Issue Date, or (2) the current Benefit Base.

                          If the Benefit Election indicates Single Life Coverage and the SecurePay rider terminates due to the death of the Covered Person following the Benefit Election Date, and if the surviving spouse elects to continue the Contract and become the new sole Owner, the surviving spouse may also exercise the RightTime option immediately (if it is available at that time) and purchase a new SecurePay rider provided the surviving spouse meets the rider's issue age requirements as of the Rider Issue Date or the date we receive the written request to continue the Contract. We will waive the 5-year waiting period. Only the surviving spouse is eligible to be a Covered Person under the new rider, and the rider will terminate upon the death of that Covered person. The new SecurePay rider will be subject to the terms and conditions of the rider in effect at the time it is issued. See "Purchasing a New SecurePay Rider after Termination of the Prior SecurePay Rider."

                          If the SecurePay Benefit Election indicates Joint Life Coverage and a Covered Person dies following the Benefit Election Date, and if the surviving spouse elects to continue the Contract and the SecurePay rider, the Annual Withdrawal Amount remains the same until the next Contract Anniversary. On the next Contract Anniversary, the Benefit Base will be the greater of the Contract Value (which will reflect the addition of the Death Benefit) or the current Benefit Base and we will recalculate the Annual Withdrawal Amount, if necessary, using the Maximum Withdrawal Percentage associated with Joint Life Coverage.

                          Reinstating Your SecurePay Rider Within 30 Days of Termination

                          If your SecurePay rider terminated due to a Prohibited Allocation instruction (see "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS") and you made no additional Purchase Payment after the termination, you may request that we reinstate the rider.

                          Your written reinstatement request must correct the previous Prohibited Allocation instruction by either directing us to allocate your Contract Value in accordance with our Allocation Guidelines and Restrictions and/or resume portfolio rebalancing. We must receive your written reinstatement request within 30 days of the date the rider terminated. The reinstated rider will have the same terms and conditions, including the same SecurePay Rider Issue Date, Benefit Base, AWA, SecurePay Fee and, if applicable, Maximum Withdrawal Percentage, as it had prior to termination.

                          Purchasing a New SecurePay Rider after Termination of the Prior SecurePay Rider

                          If your SecurePay rider has terminated, you may exercise the RightTime option and purchase a new SecurePay rider before the Annuity Date if five years have passed since the termination of the prior SecurePay rider. We do not require a five-year waiting period, however, if your prior SecurePay rider terminated because of the death or change of a Covered Person during the Benefit Period.

                          If all the conditions to purchase a new SecurePay rider have been met, we will issue the rider upon our receipt of your written request to exercise the RightTime option. The new rider will be subject to the terms and conditions of the SecurePay rider in effect at the time it is issued. This means:

                            The initial Benefit Base will be equal to the Contract Value as of the new Rider Issue Date.
                            We will impose the current SecurePay Fee in effect on the new Rider Issue Date.

                          Tax Consequences

                          Treatment of Civil Unions and Domestic Partners.  If state law affords legal recognition to domestic partnerships or civil unions, the rider will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the rider. However, as described above in “Death Benefit – Continuation of the Contract by a Surviving Spouse,” for federal tax law purposes such individuals are not treated as “spouses.” As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the Protective Income Manager rider benefit while the surviving Beneficiary is still alive.

                          In addition, both SecurePay riders allow the surviving spouse of a deceased owner who continues the Contract and becomes the new owner to either continue the SecurePay rider or purchase a new rider (depending on the date of death and whether the rider provides single or joint life coverage). This right is only available to an individual who was the spouse of the deceased owner within the meaning of federal tax law because only such a spouse is eligible to continue the Contract under federal tax law.

                          An individual who is a party to a civil union or a domestic partnership should not purchase a SecurePay rider before consulting legal and financial advisors and carefully evaluating whether a SecurePay rider is suitable for his or her needs.

                          Other Tax Matters.  For a discussion of other tax consequences specific to the SecurePay riders, please see "TAXATION OF ANNUITIES IN GENERAL, Tax Consequences of Protected Lifetime Income Benefits" and "QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits."

                          SecurePay ME: Increased AWA for Certain Medical Conditions

                          (Not available in Connecticut, Idaho, New Hampshire, Pennsylvania and Virginia)

                          If you have certain medical conditions, and you have held your Contract for two years or more, you may qualify for an increase in your AWA at the time you establish your Benefit Election Date. You may not apply for an increased AWA after the Benefit Election Date.

                          Note: The two-year waiting period for the SecurePay ME benefit begins on the Contract's Issue Date (not necessarily when you select a SecurePay rider). A new waiting period begins if ownership of the Contract changes.

                          At present, the maximum age at which you may apply for a medical evaluation of your benefit under a SecurePay rider and request the SecurePay ME benefit is age 75. We reserve the right to change this maximum age so that in the future the maximum age for medical evaluation may increase or decrease, if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the benefit. We determine the maximum age based on a variety of factors including current life expectancies, developments in medical treatment and technology, and the costs to us of providing the SecurePay ME benefit, as well as the costs of the various death benefits we make available under the Contract.

                          After receiving your application for the SecurePay ME benefit, we will determine, in our sole discretion, whether a medical condition will qualify for an increased benefit under the SecurePay ME benefit and, if so, the amount of the increase. In general, in order to qualify for an increased AWA, the medical condition must be one which significantly reduces life expectancy. Our evaluation of life expectancy will be based on a review of the medical records made available to us and our assessment of the specific characteristics and severity of an impairment or impairments, including, but not limited to, our judgment as to your individual medical condition and the likelihood of improved medical treatment for that condition. Based upon this evaluation, we will assign a life expectancy or "table" rating in accordance with the guidance provided in standard industry underwriting manuals and written company guidelines specific to assessing longevity in the context of annuity payments, rather than life insurance underwriting. The table rating will correspond to an estimated decrease in life expectancy compared to other persons of the same age and gender without significant medical impairments. Because of their complexity or severity, or both, certain impairments or combinations of impairments will require the expertise and knowledge of our Medical Director, who will assist us in determining the appropriate life expectancy table rating. As part of this process, the Medical Director will review the medical records in light of our underwriting manual/guidelines and pertinent medical literature.

                          After a table rating has been assigned, it will be used to determine whether, and the extent to which, we will increase the AWA. Table ratings currently range from 1 to 16. The higher the table rating, the greater the estimated decrease in longevity. In order to qualify for an increased AWA, the estimated decrease in longevity currently must be greater than or equal to 25%. The table rating required to hit this threshold will vary depending on your age and sex. We also will take into account our experience and expectations regarding the mortality of the entire pool of Covered Persons under all SecurePay riders, as well as the investment performance of the required allocations under our Allocation Guidelines and Restrictions and our expectations regarding the securities markets in general. The factors upon which we base our decision, the weight we give to each factor and the table rating requirements may change periodically. From time to time, we will publish examples of conditions that would typically qualify for an increase in your AWA.

                          If we determine that an increase in your AWA is warranted, the Maximum Withdrawal Percentage that you receive will be from 0.25% to 2.00% higher than you would otherwise receive. The amount of any increase in the Maximum Withdrawal Percentage that we may make available will apply consistently to all similarly rated applicants. After the Benefit Election Date, the amount of your increase will not change. An increase in your AWA will not affect the amount of the SecurePay Fee, although we may charge a processing fee to establish the SecurePay ME benefit, as described below.

                          Note: The SecurePay ME benefit may not be available in all states. We reserve the right to discontinue this benefit at any time if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the benefit.

                          How to Apply for an Increased AWA.  You may ask for a determination as to whether you (or in the case of Joint Life Coverage, you and your spouse) qualify for an increased AWA because of certain serious medical conditions if you have held your contract for two or more years and if you (or the younger of you and your spouse) are at least 59-1/2 years old.

                          If you believe you may qualify for an increased AWA, you should provide Written Notice to us in order to begin the process. Among other things, you must complete a SecurePay ME questionnaire and authorize us to obtain copies of your medical records and a statement from your attending physician as well as certain other personal information.

                          If we determine that you do not qualify for the increased AWA, you may request a subsequent determination of qualification if one year or more has passed since the previous determination of qualification.

                          Note: You may not apply for an increased AWA after the Benefit Election Date.

                          In the case of a Contract with two Owners who are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, a request may be made for a determination regarding an increased AWA for Single Coverage for the older of the spouses or for Joint Coverage for both spouses. If you request Joint Coverage, we will require a medical evaluation of both spouses and we will advise you of our determination with respect to Single and Joint Coverage. The increased AWA will continue for the lives of both spouses.

                          Note: Although Single Coverage may provide a higher AWA than Joint Coverage, you should consider that Single Coverage terminates upon the death of the Covered Person following the Benefit Election Date.

                          We will assess a charge for evaluating your request for an increased AWA only if we determine that you qualify for an increased AWA and you elect to begin taking your SecurePay Withdrawals at the increased AWA. However, if you request an increase in AWA under the SecurePay ME feature more than twice, we will deduct the charge from your current Contract Value whether or not we determine that you qualify for an increased AWA and whether or not you begin taking your SecurePay Withdrawals at the increased AWA.

                          The current fee is $150 for each person designated as a "Covered Person" in the Benefit Election Form, in other words, $150 for Single Coverage and $300 for Joint Coverage if the AWA is increased. Although we may increase this charge, it will not be more than $300 per Covered Person. We will deduct the charge from your current Contract Value when you submit your Benefit Election Form.

                          Electing to Begin Your SecurePay Withdrawals after a Determination that You are Eligible for an Increased AWA.  We must receive your Benefit Election Form at our Administrative Office within 6 months after the date we notify you that you are eligible for the increased AWA. If we do not receive this form within this time period, we will not increase your AWA, but you may request a subsequent determination of qualification if one year or more has passed since the previous determination of qualification.

                          SecurePay NH: Increased AWA Because of Confinement in Nursing Home

                          (Not available in Connecticut, Idaho, New Hampshire, Pennsylvania and Virginia)

                          If you are confined to a nursing home, you may be eligible for an increased Annual Withdrawal Amount ("AWA") with our SecurePay NH (Nursing Home Enhancement) feature. This feature is included at no additional charge with both SecurePay riders.

                          The SecurePay NH benefit may not be available in all states and may not be available with new contracts in the future. Please check with your financial advisor to determine availability.

                          What is the SecurePay NH benefit?

                          If you qualify for the SecurePay NH benefit during a Contract Year, we will double the AWA to which you are currently entitled for that year, not to exceed 10% of your Benefit Base.

                          Nursing Home Benefit Period

                          The Nursing Home Benefit Period is the period of time during which the increased SecurePay withdrawal percentage is used to calculate the AWA. Any Contract Year or portion thereof during which the increased SecurePay withdrawal percentage is used to calculate the AWA will be a full Contract Year for the purpose of determining the Nursing Home Benefit Period.

                          Maximum Aggregate Nursing Home Benefit Period (for riders purchased on or after May 1, 2013). If you purchased a SecurePay rider on or after May 1, 2013, the Nursing Home Benefit Period will extend for a maximum of five (5) Contract years in which you qualify for the SecurePay NH benefit or until the SP Rider terminates, whichever occurs first. The qualifying Contract years need not be consecutive. Any Contract Year or portion thereof during which the increased SecurePay withdrawal percentage is used to calculate the Annual Withdrawal Amount will be a full Contract Year for the purpose of determining the Nursing Home Benefit Period.

                          Maximum Aggregate Nursing Home Benefit Period (for riders purchased before May 1, 2013). If you purchased a SecurePay rider before May 1, 2013, the "Nursing Home Benefit Period" continues until the SecurePay rider terminates provided you continue to qualify for the benefit according to the terms of the rider.

                          Eligibility for the SecurePay NH Benefits

                          To qualify for the increased AWA under the SecurePay NH benefit, the Covered Person must:

                            have established the Benefit Election Date or establish the Benefit Election Date when he or she applies for the SecurePay NH benefit;
                            (a) be currently confined to a Nursing Home, as defined below; (b) have been confined to a Nursing Home for at least 90-days immediately preceding your application for the SecurePay NH benefit; and (c) have a reasonable expectation that he or she will continue to be confined to a Nursing Home; and
                            be unable to perform at least two of the six Activities of Daily Living described below, or be diagnosed with a Severe Cognitive Impairment.

                          Nursing Home: For purposes of determining your eligibility for the SecurePay NH benefit, a "Nursing Home" is defined as a facility (or portion of a facility) primarily engaged in providing continuous, on-going nursing care to its residents in accordance with the authority granted by a license issued by State or Federal government (or granted pursuant to state certification or operated pursuant to law if your state neither licenses nor certifies such facilities), and qualified as a "skilled nursing home facility" under Medicare or Medicaid. A "Nursing Home" does not include: a hospital or clinic; a facility operated primarily for the treatment of alcoholism or drug addiction; or, an assisted living facility engaged primarily in custodial care.

                          Ineligibility.  You are not eligible for the SecurePay NH benefit if you were in a nursing home during the one year preceding your purchase of a SecurePay rider, or you are confined to a nursing home during the year following your purchase of the Rider.

                          Activities of Daily Living (ADL).  Under the SecurePay NH benefit, "Activities of Daily Living" refer to the following functions relating to the Covered Person's ability to live independently:

                            Bathing — The ability to wash oneself by sponge bath or in either a tub or shower, including the task of getting into or out of the tub or shower.
                            Continence — The ability to maintain control of bowel and bladder function, or when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene, including caring for the catheter or colostomy bag.
                            Dressing — The ability to put on and take off all items of clothing and any necessary braces, fasteners or artificial limbs.
                            Eating — The ability to feed oneself by getting food into the body from a receptacle, such as a plate, cup, or table, or by feeding tube or intravenously.
                            Toileting — The ability to get to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.
                            Transferring — The ability to move into or out of a bed, chair or wheelchair.

                          Severe Cognitive Impairment.  For purposes of determining eligibility for the SecurePay NH benefit, Severe Cognitive Impairment is a loss or deterioration of intellectual capacity that is comparable to (and includes) Alzheimer's disease and similar forms of irreversible dementia.

                          Two Covered Persons. If you selected the Joint Life Coverage Option when you established your Benefit Election Date, both Covered Persons must satisfy the eligibility requirements for the increased SecurePay NH benefit.

                          Applying for Increased AWA under the SecurePay NH Benefit

                          Initial Application.  To apply for an increased AWA under the SecurePay NH benefit, you must submit an application certifying that the Covered Person meets the conditions for qualification under the SecurePay NH benefit. This certification must be signed by the Covered Person's Physician. If the Owner is unable to submit an application for an increased AWA on his or her own behalf, we will accept an application on behalf of an Owner from a person who provides satisfactory proof that they have legally assumed care, custody, and representation of the incapacitated Owner. Typically, this would be a valid power of attorney or an order of conservatorship from a court of competent jurisdiction.

                          The certifying Physician must be a medical doctor currently licensed by a state Board of Medical Examiners, or similar authority in the United States, acting within the scope of his or her license and not related to the Covered Person. We may require an examination of the Covered Person by a Physician of our choice at our expense. In the event of a conflict between the medical opinions, the opinion of our Physician shall prevail.

                          Re-Certification of Eligibility.  Beginning with the second Contract Anniversary following the end of a Valuation Period during which we determine that the Covered Person qualifies for the increased AWA under SecurePay NH (the "Qualification Date"), you must submit a re-certification of eligibility not less than 10, nor more than 30 days prior to each applicable Contract Anniversary. We will notify you at least 30 days before this re-certification is due.

                          The re-certification must certify that the Covered Person continues to meet the conditions for eligibility under the SecurePay NH benefit, and must be signed by the Covered Person's physician. We may require an examination by a physician of our choice at our expense. In the event of a conflict between the medical opinions, the opinion of our physician will prevail.

                          We will notify you if you fail to qualify for continued eligibility for the SecurePay NH benefit. For any Contract Year during which the Covered Person fails to qualify for the Nursing Home Enhancement, we calculate the Annual Withdrawal Amount according to the terms of the SecurePay rider you purchased.

                          Determining Your Increased AWA under the SecurePay NH Benefit

                          Initial Qualifying Year.  Qualification for an increased AWA under the SecurePay NH benefit may increase the Annual Withdrawal Amount available for the Contract Year during which you qualify. An increase in the Annual Withdrawal Amount will not change the effect of any withdrawal that occurred prior to the Qualification Date. Thus, if you took an Excess Withdrawal during the Contract Year before you were notified that you qualify for the SecurePay NH increased AWA, your earlier withdrawal would still be treated as an Excess Withdrawal under SecurePay.

                          If your aggregate withdrawals during the qualifying Contract Year are less than or equal to the Annual Withdrawal Amount in effect prior to the Qualification Date, we will recalculate the remaining Annual Withdrawal Amount for that Contract Year as of the Qualification Date by multiplying the Benefit Base on that date by the enhanced Maximum Withdrawal Percentage, and subtracting all prior non-Excess Withdrawals taken since the later of the Benefit Election Date or the most recent Contract Anniversary.

                          Example:

                          Five years ago, after turning age 75, Elisabeth elected a SecurePay rider. She is now 80 years old and has a Benefit Base and Contract Value of $100,000. She has a Maximum Withdrawal Percentage of 5%. Her AWA is $5,000 (5% * $100,000).

                          In February of the current Contract Year, Elisabeth takes a SecurePay Withdrawal of $5,000. Assume that in March, Elisabeth qualifies for an enhanced Maximum Withdrawal Percentage of 10% under SecurePay NH and her Benefit Base is still $100,000. Her new AWA is $10,000 ($100,000 * 10%) and her remaining AWA for the current Contract Year is $5,000 ($10,000 – $5,000).

                          If you have taken an Excess Withdrawal during the qualifying Contract Year prior to the Qualification Date, we will recalculate the remaining Annual Withdrawal Amount for that Contract Year as of the Qualification Date by subtracting the Maximum Withdrawal Percentage identified on the Benefit Election Date from the enhanced Maximum Withdrawal Percentage provided by this endorsement, and multiplying the difference in those percentages by the Benefit Base on the Qualification Date.

                          Example:

                          Five years ago, after turning age 75, Elisabeth elected a SecurePay rider. She is now 80 years old and has a Benefit Base and Contract Value of $100,000. She has a Maximum Withdrawal Percentage of 5%. Her AWA is $5,000 (5% * $100,000).

                          In February of the current Contract Year, Elisabeth takes a SecurePay Withdrawal of $5,000 and an Excess Withdrawal of $4,000. Her new Benefit Base after the Excess Withdrawal is $95,789 ($100,000 – $4,000/$95,000 * $100,000). Assume that in March, Elisabeth qualifies for an enhanced Maximum Withdrawal Percentage of 10% under SecurePay NH and her Benefit Base is still $95,789. Her new AWA is $9,579 ($95,789 * 10%) and her remaining AWA for the current Contract Year is $4,789 ((10% – 5%) * $95,789).

                          Notice of Qualification.  We will include the amount of the increase in the AWA for the qualifying year in the notice that confirms the Covered Person's qualification for the Nursing Home Enhancement.

                          Subsequent Contract Years.  In subsequent Contract Years in which you are eligible for the Nursing Home Enhancement, we multiply the Benefit Base on the Contract Anniversary by the enhanced Maximum Withdrawal Percentage to determine the Annual Withdrawal Amount for that Contract Year. For any year in which you are not eligible for the Nursing Home Enhancement, we determine the Annual Withdrawal Amount, if any, according to the terms of the SecurePay rider you purchased.

                          Non-Qualifying Years.  For any Contract Year during which the Covered Person fails to qualify for the increased AWA under the SecurePay NH benefit, we calculate the AWA using the SecurePay withdrawal percentage established on the Benefit Election Date according to the terms of the SecurePay rider you purchased and that Contract Year will not be included in the Nursing Home Benefit Period.

                          Availability of SecurePay NH Benefit after Annuitization.  Once the Contract has been annuitized, the SecurePay NH benefit is no longer available. Thus, the SecurePay NH benefit is not available after —

                            you choose to apply your Annuity Value to an Annuity Option under the Contract;
                            the Maximum Annuity Date under the Contract is reached; or
                            the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal and an Annuity Date is established.

                          Availability of SecurePay NH Benefit after Annuitization.  Once the Contract has been annuitized, you may no longer submit an application for an increased AWA under the SecurePay NH benefit. Thus, you may no longer apply for the increased AWA after —

                            you choose to apply your Annuity Value to an Annuity Option under the Contract;
                            the Maximum Annuity Date under the Contract is reached; or
                            the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal and an Annuity Date is established.

                          Thus, if you have not qualified for, and have not begun receiving, an increased AWA under the SecurePay NH benefit when the Contract is annuitized, you will not be able to receive an increased annuity payment even if you would have later qualified for the SecurePay NH Benefit. If you have already qualified for, and are receiving, an increased AWA under SecurePay NH when the Contract is annuitized because the Maximum Annuity Date is reach or the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal, you will continue to receive the increased annuity payment according to the terms of your rider. Specifically, if you purchased the rider before May 1, 2013, you will receive the increased payments for the life of the covered person(s). If you purchased the rider on or after May 1, 2013, you will receive the increased payments for the remainder of the 5-Contract Year Maximum Aggregate Nursing Home Benefit Period. In either case, you will not need to recertify your eligibility for the increased payments under the SecurePay NH benefit after your annuity payments begin.

                          Termination and Reinstatement of the SecurePay NH Benefit.  The SecurePay NH benefit terminates when your SecurePay rider terminates, including, for example, when the SecurePay NH benefit and SecurePay rider terminate when the Contract is annuitized. If your SecurePay rider is reinstated, your SecurePay NH benefit will also be reinstated.

                          Tax Considerations for the SecurePay NH Benefit.  The tax treatment of the SecurePay NH benefit is uncertain in several respects. Please see "FEDERAL TAX MATTERS, Tax Consequences of Protected Lifetime Income Benefits" and "QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits." If you are considering purchasing a Qualified Contract with a SecurePay rider, you should consult a tax adviser because the addition of the SecurePay rider could affect the qualification of your Contract and/or the Qualified Plan associated with your Contract.

                          Required Minimum Distributions

                          If a SecurePay rider is purchased for use with a Qualified Contract, the Qualified Contract must comply with the required minimum distribution (RMD) rules under the Code Section 401(a)(9). The SecurePay rider, and certain other benefits that the IRS may characterize as "other benefits" for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the RMD that must be taken from your Qualified Contract. See "QUALIFIED RETIREMENT PLANS."

                          After the Benefit Election Date, we permit withdrawals from a Qualified Contract that exceed the AWA in order to satisfy the RMD for the Qualified Contract without compromising the SecurePay guarantees. In particular, if you provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal from your Qualified Contract, we will compute an amount that is treated under the SecurePay rider as the RMD for the calendar year with respect to your Qualified Contract. Note that although the tax law may permit you in certain circumstances to take distributions from your Qualified Contract to satisfy the RMDs with respect to other retirement plans established for your benefit, only the amount computed by us as the RMD with respect to your Qualified Contract is treated as an RMD for purposes of the SecurePay rider. Also, if you do not provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal, the entire amount by which the withdrawal exceeds any remaining AWA for the Contract Year will reduce the amount of your future AWA and could reduce your Benefit Base.

                          In the future, we may institute certain procedures, including requiring that RMD be established as automatic, periodic distributions, in order to ensure that RMDs for a calendar year do not exceed the AWA for the corresponding Contract Year.

                          In general, under either SecurePay rider, you may withdraw the greater of (i) your AWA for a contract year or (ii) the RMD attributable to your Contract that is determined as of December 31st immediately preceding the beginning of your contract year.

                          Note: If you submit your Benefit Election Form before the first RMD under Code Section 401(a)(9) is due, we may adjust the amount of your maximum SecurePay Withdrawal for the contract year that includes the due date for the first RMD so that the maximum amount of your withdrawal under a SecurePay rider will be the greater of your first RMD or AWA plus the greater of your second RMD or AWA minus your actual withdrawals in the previous contract year. Thereafter, the maximum allowed is the greater of the AWA or the RMD determined as of the preceding December 31st.

                          PROTECTIVE INCOME MANAGER (patent pending) WITH RightTime OPTION

                          In general, the Protective Income Manager rider guarantees the right to make withdrawals ("Protective Income Manager Withdrawals") each year even if your Contract Value is reduced to zero due to those Protective Income Manager Withdrawals, poor market performance, or both. Withdrawals from your Contract reduce the Contract Value dollar for dollar. Excess withdrawals (withdrawals that exceed the Optimal Withdrawal Amount) result in a recalculation of the Optimal Withdrawal Amount and the Protected Lifetime Payment. (See "Excess Withdrawals.") The Rider also provides fixed lifetime income payments for the life of any Covered Person ("Protected Lifetime Payments") beginning on the Maximum Annuity Date. Protective Income Manager is specifically designed for you to withdraw all your Contract Value by the (younger) Covered Person's 95th birthday in annual amounts that may vary from year to year (the "Optimal Withdrawal Amount").

                          Note: The rider may not operate as designed if joint life coverage is selected and there is a significant age difference between the two Covered Persons. In that event, it is likely that on the Maximum Annuity Date (the older Covered Person's 95th birthday), a substantial amount of Contract Value will still be remaining. As a result, it may be in your best interest to apply this amount to an Annuity Option instead of the rider's Protected Lifetime Payment Annuity Option. If so, you will have paid for the rider without receiving its full benefit. If there is a significant age disparity between you and your spouse, then joint life coverage under the rider may not be appropriate for you. You should discuss this with your financial advisor to ascertain if joint life coverage will address your financial needs and be suitable for you. See "Selecting Your Coverage Option" below for factors to consider when discussing this with your advisor. Also see Appendix I for examples of joint life coverage when there is a significant age difference.

                          Under the Protective Income Manager rider, the Owner or Owner(s) may designate certain persons as "Covered Persons" under the Contract. See "Selecting Your Coverage Option." These Covered Persons will be eligible to make Protective Income Manager Withdrawals each Contract Year up to a specified amount during the life of the Covered Person(s). This amount is called the "Optimal Withdrawal Amount," and is calculated as a percentage of your Contract Value. Annual aggregate withdrawals that exceed the Optimal Withdrawal Amount may result in a reduction of rider benefits (and may even significantly reduce or eliminate such benefits) because we will recalculate the minimum guarantees associated with your Optimal Withdrawal Amount on the next Contract Anniversary. Protective Income Manager Withdrawals are guaranteed to be no lower than your initial Optimal Withdrawal Amount, even if your Contract Value falls to zero, if you do not take any withdrawals in excess of your Optimal Withdrawal Amount ("Excess Withdrawals").

                          You may purchase the Protective Income Manager rider when you purchase your Contract, or at a later date under our RightTime option, provided the Covered Person (or both Covered Persons) are between ages 60 and 80 on the date the Protective Income Manager rider is issued (the "Rider Issue Date") and your Contract Value is at least $25,000 on that date if you purchase under the RightTime option.

                          The Protective Income Manager rider does not guarantee Contract Value or the performance of any investment option.

                          Important Considerations

                            If you purchase the Protective Income Manager rider, your options for allocating Purchase Payments and Contract Value are restricted. See "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS."
                            If you purchase the Protective Income Manager rider, we do not accept Purchase Payments received more than 120 days after the Rider Issue Date.
                            If you purchase the Protective Income Manager rider, your death benefit will be the Return of Purchase Payments Death Benefit. The Maximum Anniversary Value Death Benefit is not available under the Protective Income Manager rider. If you selected the Maximum Anniversary Value Death Benefit when you purchased your Contract and you later purchase the Protective Income Manager rider under our RightTime option, we will pay the Return of Purchase Payments Death Benefit at the time of an Owner's death. If the value of your Maximum Anniversary Value Death Benefit at the time you elect the Protective Income Manager rider is greater than the value of the Return of Purchase Payments Death Benefit at that time, then you will forfeit this excess. We will stop assessing the fee for the Maximum Anniversary Value Death Benefit when we issue the Protective Income Manager rider, but will not refund the fees you paid for the Maximum Anniversary Value Death Benefit before that date. (See "Death of a Covered Person.")
                            Any change in a Covered Person other than a spousal continuation under a Joint Life Coverage option, will cause the rider to terminate without any refund of fees.
                            Excess Withdrawals will cause a "reset" of the floor on your Optimal Withdrawal Amount (which is the lowest amount we guarantee your Optimal Withdrawal Amount will be each year) on the next Contract Anniversary. This may result in a substantially lower Optimal Withdrawal Amount in the future, which could significantly reduce or even eliminate the value of the Protective Income Manager rider. See "Determining Your Optimal Withdrawal Amount."
                            You will begin paying the Protective Income Manager fee as of the Rider Issue Date, even if you do not begin taking Protective Income Manager Withdrawals for many years.
                            You may not cancel the Protective Income Manager rider during the ten years following the Rider Issue Date.
                            We do not refund any Protective Income Manager fees if the rider terminates for any reason or if you choose not to take Protective Income Manager Withdrawals.
                            The automatic purchase payment plan and automatic withdrawal plan are not available if you purchase the Protective Income Manager rider. If you select the Protective Income Manager rider under our RightTime Option, on the Rider Issue Date we will cancel any existing automatic purchase payment plan or automatic withdrawal plan that you have established.
                            The Protective Income Manager rider may not be available in all states, and we may otherwise limit its availability.

                          The ways to purchase the Protective Income Manager rider, conditions for continuation of the benefit, process for beginning Protective Income Manager Withdrawals, and the manner in which your Optimal Withdrawal Amount is calculated are discussed below.

                          You should not purchase the Protective Income Manager rider if:

                            you expect to take Excess Withdrawals because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit (see "Excess Withdrawals");
                            you are primarily interested in maximizing the Contract's potential for long-term accumulation rather than systematically withdrawing all of your Contract Value over time;
                            it is important for you to leave a death benefit for your heirs;
                            there is a significant age disparity between the two Covered Persons; or
                            you do not expect to take Protective Income Manager Withdrawals (especially before the age of 95).

                          Appendix F demonstrates the operation of the Protective Income Manager rider using hypothetical examples. You should review Appendix F and consult your sales representative to discuss whether the Protective Income Manager rider suits your needs.

                          Purchasing Protective Income Manager

                          You may purchase the Contract and the Protective Income Manager rider if your initial Purchase Payment is at least $25,000. If your initial Purchase Payment is funded, in whole or in part, by the exchange of another annuity contract or contracts, the aggregate value of your Purchase Payments within the first 120 days following the Contract Issue Date must be equal to or greater than $25,000. If the total of your Purchase Payments is less than $25,000 at the end of the Valuation Period on the 120th day following the Contract Issue Date, we will terminate Protective Income Manager and credit to your account all Protective Income Manager fees previously deducted from your Contract Value. In addition, if we terminate your Protective Income Manager, any withdrawals that you took under Protective Income Manager during the initial 120 day period will be treated as Contract withdrawals.

                          If the rider is still available for sale, you may instead exercise the RightTime option to add it to your Contract any time before the Annuity Date so long as your Contract Value on the Rider Issue Date is at least $25,000 and you meet the age requirements. If you purchase the rider under the RightTime option, the rider will be subject to the terms and conditions of the Protective Income Manager rider in effect at the time it is issued. Regardless of when you purchase the rider, we do not accept Purchase Payments received more than 120 days after the Rider Issue Date.

                          Important Considerations

                          The timing of the Protective Income Manager rider purchase may have a significant impact on the minimum Optimal Withdrawal Amount guarantee under the rider:

                            For example, there are certain advantages to purchasing the Protective Income Manager rider early. Foremost, the rider is designed for you to receive income over the long term through periodic withdrawals. In addition, the amount you can withdraw each Contract Year under the rider will never drop below your initial Optimal Withdrawal Amount, which is calculated as a percentage of your Contract Value on the Rider Issue Date (so long as you do not take an Excess Withdrawal, which would result in a recalculation of your minimum Optimal Withdrawal Amount based on your current Contract Value). This means if you purchase the Protective Income Manager rider at issue, or early on under the RightTime option, then you will "lock in" a minimum Optimal Withdrawal Amount that will not decrease even if there is a future downturn in Sub-Account performance.
                            On the other hand, if you wait to purchase the Protective Income Manager rider, you may be able to lock in a higher minimum Optimal Withdrawal Amount if Sub-Account performance has been favorable and your Contract Value has increased. In addition, the minimum Optimal Withdrawal Amount may be higher the closer you are to a Covered Person's 95th birthday when you elect the rider (assuming Sub-Account performance has not significantly decreased since the Contract Issue Date) as the rider is designed for you to withdraw a greater proportion of Contract Value over time.

                          You also should consider:

                            If you purchase the Protective Income Manager rider when you purchase the Contract, the annual Protective Income Manager fee is currently 0.10% lower than if you exercise the RightTime option to purchase the Protective Income Manager rider after that date. The Protective Income Manager fee for new purchasers and the difference between the fee for the rider purchased at Contract issue and under the RightTime option may change.
                            But, if you purchase the Protective Income Manager rider too early, you may pay the Protective Income Manager fee for a longer period than is necessary. Additionally, beginning on the Rider Issue Date, your death benefit will be the Return of Purchase Payments Death Benefit (the Maximum Anniversary Value Death Benefit will not be available) and you must comply with our Allocation Guidelines and Restrictions.

                          Please consult your sales representative to discuss the appropriate time for you to purchase the Protective Income Manager rider.

                          Designating the Covered Person(s)

                          The Covered Person is the person upon whose life the Protective Income Manager rider benefit is based. You may designate one Covered Person (Single Life Coverage) or two Covered Persons (Joint Life Coverage).

                            If Single Life Coverage is elected, then the Owner will be the Covered Person (if there are two Owners, then the older Owner will be the Covered Person).
                            Joint Life Coverage may be elected if there are two Owners under the Contract who are spouses or if there is one Owner and his or her spouse is the sole Primary Beneficiary under the Contract. If Joint Life Coverage is elected, then the Owner and the Owner's spouse will be the Covered Persons.
                            Where the Owner is a corporation, partnership, company, trust, or other "non-natural person," the Annuitant (under Single Life Coverage) or Annuitant and Annuitant's spouse who is the sole beneficiary (under Joint Life Coverage) will be the Covered Person(s).
                            The Covered Person (or, if Joint Life Coverage is selected, one of the two Covered Persons) must be designated as the Annuitant under the Contract.

                          Note: A change of Covered Persons will cause the Protective Income Manager rider to terminate and any scheduled Protective Income Manager Withdrawals to cease. If you remove a Covered Person (which may occur, for example, if you remove a spouse Beneficiary or add additional Primary Beneficiaries or change the Owner or Annuitant), or if you add a Covered Person (which may occur, for example, if you add a spouse as a sole Primary Beneficiary), then this would constitute a change of Covered Persons. In addition, whether a spouse continues the Contract could affect the rights and benefits under the Protective Income Manager rider and could have tax consequences. (See "Tax Consequences — Treatment of Civil Unions and Domestic Partners.")

                          Selecting Your Coverage Option.  If both Owners of the Contract are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, you must indicate at the time you purchase the rider whether there will be one or two Covered Persons. Please pay careful attention to this designation, as it will impact the Protective Income Manager Payment Factor and whether the Optimal Withdrawal Amount will continue to be available for the life of the surviving spouse.

                          The various coverage options are illustrated in the following table:

	Single Life Coverage	Joint Life Coverage
Single Owner/Non-spouse Beneficiary	Covered Person is the Owner. Protective Income Manager rider expires upon death of Covered Person.	Not applicable.
Single Owner/Spouse Beneficiary	Covered Person is the Owner. Protective Income Manager rider expires upon death of Covered Person.	Both are Covered Persons. Protective Income Manager rider expires upon death of last surviving Covered Person.
Joint Owner/Non-spouse 2nd Owner	Covered Person is older Owner. Protective Income Manager rider expires upon the death of the Covered Person.	Not applicable.
Joint Owner/Spouse 2nd Owner	Covered Person is older Owner. Protective Income Manager rider expires upon death of Covered Person.	Both are Covered Persons. Protective Income Manager rider expires upon death of last surviving Covered Person

                          Important Note on Joint Life Coverage: The rider is designed to distribute all of your Contract Value by the younger Covered Person's 95th birthday. The rider may not operate as designed if joint life coverage is selected and there is a significant age difference between the two Covered Persons. In that event, it is likely that on the Maximum Annuity Date (the older Covered Person's 95th birthday), a substantial amount of Contract Value will still be remaining. As a result, it may be in your best interest to apply this amount to an Annuity Option instead of the rider's Protected Lifetime Payment Annuity Option. If so, you will have paid for the rider without receiving its full benefit. See "Determining Your Optimal "Protected Lifetime Payments Available on Maximum Annuity Date (Oldest Owner's or Annuitant's 95th Birthday)."

                          Factors for you, your spouse, and your financial advisor to consider before purchasing joint life coverage under the rider include:

                            Your expectations as to Variable Account performance between now and the Maximum Annuity Date. Please see Appendix I for examples demonstrating how negative, flat, and positive market performance may influence the payment of lifetime income under the rider when there is a significant age difference between Covered Persons.
                            The age difference between you and your spouse. As the age difference increases (particularly when there is more than ten years between you), the more likely it is that the rider will not distribute all of your Contract Value and then make Protected Lifetime Payments.
                            The age and health of the older Covered Person. If the older Covered Person does not live to age 95, then the Contract Value will be distributed by the surviving Covered Person's 95th birthday, at which time Protected Lifetime Payments under the rider will begin. You may also want to consider the sex of the older Covered Person, as females are more likely to live to age 95 than are males.
                            Whether the Contract was purchased for use in connection with a Qualified Contract owned by the younger spouse. If the younger spouse is the sole Owner under the Contract, then there may be a desire for the older spouse to receive Protected Lifetime Payments under the rider in the event of the younger spouse's death. You should discuss these payments as well as the payments you might receive under other Annuity Options under your Contract.

                          If there is a significant age disparity between you and your spouse, then joint life coverage under the rider may not be appropriate for you. You should discuss this with your financial advisor to ascertain if joint coverage under the Protective Income Manager rider will address your financial needs and be suitable for you.

                          Allocation Guidelines and Restrictions

                          In order to maintain the Protective Income Manager rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the Protective Income Manager rider. Please see "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS."

                          Determining Your Optimal Withdrawal Amount

                          The Optimal Withdrawal Amount is the maximum amount that you may withdraw from your Contract Value each Contract Year without reducing or eliminating the benefits under the Protective Income Manager rider. We calculate your Optimal Withdrawal Amount each year by multiplying your Contract Value by the "Protective Income Manager Payment Factor." This factor is based on:

                            the age of the (younger) Covered Person on the Rider Issue Date; and
                            the age of the (younger) Covered Person on the date we calculate the Optimal Withdrawal Amount.

                          Effective May 1, 2013, the Protective Income Manager Payments Factors changed for Protective Income Manager riders purchased on or after May 1, 2013.

                          Note: So long as you never take an Excess Withdrawal (described below), the amount you may withdraw from your Contract Value each year will never be less than your initial Optimal Withdrawal Amount.

                          1. We determine your initial Optimal Withdrawal Amount as of the Rider Issue Date by multiplying the "Protective Income Manager Payment Factor" (described below) by your Contract Value on that date.

                          If you purchased your Protective Income Manager rider on or after May 1, 2013, for example, assume there is one Covered Person under the Protective Income Manager rider, a 75-year old who has made an initial Purchase Payment of $100,000. As provided in the Single Life Coverage table in Appendix G, the Protective Income Manager Payment Factor is 0.06100 (because she is 75). We determine the initial Optimal Withdrawal Amount by multiplying the Protective Income Manager Payment Factor by the Contract Value. Therefore, the initial Optimal Withdrawal Amount is $6,100 (0.06100 x $100,000). If you purchased your Protective Income Manager rider before May 1, 2013, the manner in which we determine your initial Optimal Withdrawal Amount is the same, although we would use the payment factors applicable to riders purchased before May 1, 2013. See Appendix G: Protective Income Manager Rider Payment Factors.

                          If you purchase the Protective Income Manager rider at the time you purchase the Contract and we receive an additional Purchase Payment within the first 120 days, then we will recalculate your initial Optimal Withdrawal Amount on the 120th day following the Contract Issue Date to equal the Protective Income Manager Payment Factor as of the Contract Issue Date multiplied by the total aggregate Purchase Payments received, less any withdrawals made, during the 120-day period (including your initial Purchase Payment). If the 120th day is not a Valuation Date, then we will make this calculation on the next Valuation Date. We will consider this to be your initial Optimal Withdrawal Amount for purposes of calculating future Optimal Withdrawal Amount amounts. In the future, we may recalculate the initial Optimal Withdrawal Amount sooner than the 120th day after the Contract Issue Date or more frequently than once during that 120 day period, or both.

                          2. We recalculate your Optimal Withdrawal Amount on each subsequent Contract Anniversary prior to the Annuity Date by multiplying the Protective Income Manager Payment Factor by your Contract Value on that anniversary.

                          Your Optimal Withdrawal Amount for any Contract Year can not be more than 110% of your Optimal Withdrawal Amount for the prior Contract Year. In addition, unless you have taken an Excess Withdrawal (which would result in a Reset of the Optimal Withdrawal Amount, as described below), we guarantee that your Optimal Withdrawal Amount will always be at least the greater of:

                            90% of your Optimal Withdrawal Amount for the prior Contract Year; or
                            Your initial Optimal Withdrawal Amount.

                          If you purchased your Protective Income Manager rider on or after May 1, 2013, for example, assume that the Covered Person described above did not take an Excess Withdrawal during her first Contract Year, and that her Contract Value on the first Contract Anniversary is $95,684. We determine the Optimal Withdrawal Amount on each Contract Anniversary by multiplying the Protective Income Manager Payment Factor by the Contract Value on that anniversary, subject to the minimum and maximum limits described above. Therefore, we first calculate the Optimal Withdrawal Amount as the Protective Income Manager Payment Factor at attained age 76 (while also taking into account her age 75 on the Rider Issue Date, since she did not take an Excess Withdrawal) times the Contract Value, or $6,082 (0.06357 x $95,684). Because this amount is less than her initial Optimal Withdrawal Amount but not more than 110% of that amount, her Optimal Withdrawal Amount will remain at $6,100 for the second Contract Year. If you purchased your Protective Income Manager rider before May 1, 2013, the manner in which we recalculate your Optimal Withdrawal Amount on Contract Anniversaries is the same, although we would use the payment factors applicable to riders purchased before May 1, 2013.

                          Note: The Optimal Withdrawal Amount is not cumulative. If you choose to withdraw only a part of, or none of, your Optimal Withdrawal Amount in any given Contract Year, you should understand that you cannot carry over any unused Optimal Withdrawal Amount to any future Contract Years.

                          Increase in Protective Income Manager Fee.  If you elect not to pay an increase in your Protective Income Manager Fee, then we will "lock in" your current Protective Income Manager Payment Factor and will use this factor when we calculate your Optimal Withdrawal Amount on all future Contract Anniversaries. Your Protective Income Manager Payment Factor will never change, even if there is a Reset following the date you elect not to pay the fee increase due to an Excess Withdrawal. This could ultimately mean a significant reduction in your future Optimal Withdrawal Amount because the Protective Income Manager Payment Factors are designed to increase each year.You should carefully consider whether or not it is in your best interest to decline an increase in the Protective Income Manager fee. See "Protective Income Manager Fee."

                          The Protective Income Manager Payment Factor.  We determine the Protective Income Manager Payment Factor based upon the age of the (younger) Covered Person on the Rider Issue Date, as well as that person's attained age on the date we calculate the Optimal Withdrawal Amount. On each Contract Anniversary when we recalculate your Optimal Withdrawal Amount, we will use a new Protective Income Manager Payment Factor based upon the current attained age of the (younger) Covered Person at that time, but the Protective Income Manager Payment Factor will still continue to be based on the age of the (younger) Covered Person on the Rider Issue Date unless there has been a Reset (discussed below). If you take no Excess Withdrawals, the Protective Income Manager Payment Factor increases each year as the (younger) Covered Person's age increases. Because the Protective Income Manager is designed for you to withdraw a greater proportion of Contract Value over time, the Optimal Withdrawal Amount tends to increase over time (assuming Sub-Account performance has not significantly decreased since the Contract Issue Date). Effective May 1, 2013, the Protective Income Manager Payments Factors changed for Protective Income Manager riders purchased on or after May 1, 2013. The Protective Income Manager Payment Factors applicable to riders purchased on or after May 1, 2013, and riders purchased before May 1, 2013, are both set forth in Appendix G for Single Life Coverage and Joint Life Coverage.

                          Reset of the Minimum Optimal Withdrawal Amount.  If you take an Excess Withdrawal, the next Contract Anniversary will be a Reset Date. On that date we will Reset the "floor" for all future Optimal Withdrawal Amounts following the Reset Date. This floor is the lowest amount we guarantee your Optimal Withdrawal Amount will be each year, as follows:

                          Your Optimal Withdrawal Amount on each Contract Anniversary following the Reset Date will be the lesser of:

                            Your initial Optimal Withdrawal Amount; or
                            Your Optimal Withdrawal Amount as of the Reset Date.

                          Note: This means we will no longer guarantee that your Optimal Withdrawal Amount will never be lower than your initial Optimal Withdrawal Amount.

                          In addition, on a Reset Date, we will use a new Protective Income Manager Payment Factor to calculate your Optimal Withdrawal Amount on that date. This will be based solely on the attained age of the (younger) Covered Person on the Reset Date (provided you have not declined an increase in the Protective Income Manager fee, as discussed above). This will result in a lower Protective Income Manager Payment Factor. For future Optimal Withdrawal Amount calculations, we will continue to base the Protective Income Manager Payment Factor on the age of the (younger) Covered Person on the Reset Date (until the next Reset Date, if any), as well as on that person's attained age on the date we calculate the Optimal Withdrawal Amount.

                          If you purchased your Protective Income Manager rider on or after May 1, 2013, for example, assume that on the Rider Issue Date, the Contract Value is $133,000, there is one Covered Person under the Protective Income Manager rider, and that person is 60 years old. The initial Optimal Withdrawal Amount is $6,251 ($6,251 = 0.04700 x $133,000). Further assume that he takes an Excess Withdrawal five years later. On the next Contract Anniversary, he is 65, and his Contract Value is $100,000. On that anniversary, we will calculate his Optimal Withdrawal Amount by multiplying the Protective Income Manager Payment Factor at age 65 by the Contract Value, or $5,000 (0.05000 x $100,000). We will reset his minimum Optimal Withdrawal Amount for all future years to equal the lesser of his initial Optimal Withdrawal Amount ($6,251) or the Optimal Withdrawal Amount on the Reset Date ($5,000). Therefore, his new minimum Optimal Withdrawal Amount is $5,000. If you purchased your Protective Income Manager rider before May 1, 2013, the manner in which we reset the minimum Optimal Withdrawal Amount is the same, although we would use the payment factors applicable to riders purchased before May 1, 2013.

                          Note: If you take an Excess Withdrawal, your Optimal Withdrawal Amount as of the Reset Date may be substantially lower than your initial Optimal Withdrawal Amount, which would mean a significant reduction in the Optimal Withdrawal Amount available to you on and after a Reset Date. You should carefully consider whether or not it is in your best interest to take an Excess Withdrawal.

                          Beginning Your Protective Income Manager Withdrawals

                          All Contract withdrawals taken on and after the Rider Issue Date are considered either Protective Income Manager Withdrawals or Excess Withdrawals.

                            Protective Income Manager Withdrawals are aggregate withdrawals you make from your Contract Value each Contract Year that do not exceed your Optimal Withdrawal Amount.
                            An Excess Withdrawal is any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Optimal Withdrawal Amount.

                          At any time prior to the Annuity Date, you may request Protective Income Manager Withdrawals individually or instruct us to send you specific Protective Income Manager Withdrawal amounts periodically by submitting to us a request that includes all of the information necessary for us to complete your request.

                          Note: The Protective Income Manager rider is designed for you to take Protective Income Manager Withdrawals each Contract Year. If all your withdrawals on and after the Rider Issue Date are Protective Income Manager Withdrawals, your Optimal Withdrawal Amount will never decrease below your minimum Optimal Withdrawal Amount and you may continue to withdraw that amount for the lifetime of the Covered Person (or the last surviving Covered Person, if you selected Joint Life Coverage).

                          The Protective Income Manager rider is designed for you to receive income. If you delay taking Protective Income Manager Withdrawals, you may shorten the period during which you may take such withdrawals due to life expectancy, so you may be paying for a benefit you are not using. Please consult your sales representative regarding the appropriate time for you to begin taking Protective Income Manager Withdrawals.

                          Important Considerations

                            All withdrawals, including Protective Income Manager Withdrawals, reduce your Contract Value and death benefit. Surrender charges and federal and state income taxes may apply, as well as a 10% federal penalty tax if a withdrawal occurs before the Owner reaches age 59-1/2. See "CHARGES AND DEDUCTIONS, Surrender Charge" and "TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders."
                            All withdrawals, including Protective Income Manager Withdrawals, count towards the free withdrawal amount under the Contract. However, we do not assess a surrender charge on Protective Income Manager Withdrawals, even when surrender charges would otherwise apply. See "CHARGES AND DEDUCTIONS, Surrender Charge." Protective Income Manager Withdrawals are not subject to the minimum Contract Value limitation. See "Surrender and Withdrawals."

                          Excess Withdrawals

                          An Excess Withdrawal is any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Optimal Withdrawal Amount. We will not recalculate your Optimal Withdrawal Amount until the next Contract Anniversary, so any subsequent withdrawal you request that Contract Year is also an Excess Withdrawal. A withdrawal that causes the aggregate withdrawals for that Contract Year to exceed the Optimal Withdrawal Amount may include amounts that qualify as a Protective Income Manager Withdrawal as well as amounts that are deemed an Excess Withdrawal.

                          If you have instructed us to send you all or a portion of the Optimal Withdrawal Amount periodically, an Excess Withdrawal automatically terminates these periodic withdrawals. You may resume periodic Protective Income Manager Withdrawals beginning on the next Contract Anniversary based on the recalculated Optimal Withdrawal Amount by sending us Written Notice.

                          Excess withdrawals reduce your Contract Value and death benefit. Excess Withdrawals are subject to surrender charges and count towards the free withdrawal amount under the Contract, and federal and state income taxes may apply. Excess Withdrawals are subject to the minimum Contract Value limitation. See "CHARGES AND DEDUCTIONS, Surrender Charge," "Surrender and Withdrawals," and "TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders."

                          Note: An Excess Withdrawal will cause a Reset on the next Contract Anniversary. This may result in a substantially lower Optimal Withdrawal Amount in the future, which could significantly reduce or even eliminate the value of the Protective Income Manager rider. See "Determining Your Optimal Withdrawal Amount." You should not purchase the Protective Income Manager rider if you intend to take Excess Withdrawals.

                          If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the Protective Income Manager rider. You will not be entitled to receive any further benefits under the Protective Income Manager rider.

                          If you would like to make an Excess Withdrawal and are uncertain how an Excess Withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of the Excess Withdrawal.

                          Required Minimum Distributions

                          If the Protective Income Manager rider is purchased for use with a Qualified Contract, the Qualified Contract must comply with the required minimum distribution (RMD) rules under the Code Section 401(a)(9). The Protective Income Manager rider, and certain other benefits that the IRS may characterize as "other benefits" for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the RMD that must be taken from your Qualified Contract. See "QUALIFIED RETIREMENT PLANS."

                          We permit withdrawals from a Qualified Contract that exceed the Optimal Withdrawal Amount in order to satisfy the RMD for the Qualified Contract without compromising the Protective Income Manager guarantee. In particular, if you provide us with Written Notice of an RMD at the time you request a Protective Income Manager Withdrawal from your Qualified Contract, we will compute an amount that is treated under the Protective Income Manager rider as the RMD for the calendar year with respect to your Qualified Contract. Note that although the tax law may permit you in certain circumstances to take distributions from your Qualified Contract to satisfy the RMDs with respect to other retirement plans established for your benefit, only the amount computed by us as the RMD with respect to your Qualified Contract is treated as an RMD for purposes of the Protective Income Manager rider. Also, if you do not provide us with Written Notice of an RMD at the time you request a Protective Income Manager Withdrawal, the entire amount by which the withdrawal exceeds any remaining Optimal Withdrawal Amount for the Contract Year will reduce the amount of your future Optimal Withdrawal Amount and could reduce or eliminate the benefit under the Protective Income Manager rider.

                          In the future, we may institute certain procedures, including requiring that the RMD be established as automatic, periodic distributions, in order to ensure that RMDs for a calendar year do not exceed the Optimal Withdrawal Amount for the corresponding Contract Year.

                          In general, under the Protective Income Manager rider, you may withdraw the greater of (i) your Optimal Withdrawal Amount for a Contract Year or (ii) the RMD attributable to your Contract that is determined as of December 31st immediately preceding the beginning of your Contract Year.

                          Note: If you begin taking Protective Income Manager Withdrawals before the first RMD under Code Section 401(a)(9) is due, we may adjust the amount of your maximum Protective Income Manager Withdrawal for the Contract Year that includes the due date for the first RMD so that the maximum amount of your withdrawal under the Protective Income Manager rider will be the greater of your first RMD or Optimal Withdrawal Amount plus the greater of your second RMD or Optimal Withdrawal Amount minus your actual withdrawals in the previous Contract Year. Thereafter, the maximum allowed is the greater of the Optimal Withdrawal Amount or the RMD determined as of the preceding December 31st.

                          Reduction of Contract Value to Zero

                          If your Contract Value is reduced to zero due to poor Sub-Account performance, the deduction of fees, and/or a Protective Income Manager Withdrawal, we will terminate your rider and settle the benefit under your Protective Income Manager rider as follows:

                            We will pay any remaining Optimal Withdrawal Amount in accordance with your instructions until the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero;
                            We will establish an Annuity Date that is the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero;
                            We will continue to recalculate your Optimal Withdrawal Amount on each Contract Anniversary until the earlier of the death of the Covered Person (or last surviving Covered Person if Joint Life Coverage was selected) or the Maximum Annuity Date. As described above under "Determining your Optimal Withdrawal Amount," your Optimal Withdrawal Amount on each Contract Anniversary is equal to your Contract Value multiplied by the Protective Income Manager Payment Factor, and will always be at least the greater of: (a) 90% of your Optimal Withdrawal Amount for the prior Contract Year; or (b) your initial Optimal Withdrawal Amount (or your Optimal Withdrawal Amount as of the most recent Reset Date, if applicable). Because your Contract Value will be zero, this means your Optimal Withdrawal Amount will decrease by 10% each Contract Year, but will never drop below your initial Optimal Withdrawal Amount (or your Optimal Withdrawal Amount as of the most recent Reset Date, if applicable).
                            If a Covered Person (or last surviving Covered Person if Joint Life Coverage was selected) is alive on the Maximum Annuity Date, then you will begin receiving Protected Lifetime Payments as described below under "Protected Lifetime Payments Available on Maximum Annuity Date (Oldest Owner's or Annuitant's 95th Birthday)."
                            If Single Life Coverage was selected and the Covered Person dies, no further payments (i.e., the Optimal Withdrawal Amount or the Protected Lifetime Payment Amount, as applicable) are payable. If Joint Life Coverage was selected and one Covered Person dies, the remaining payments (i.e., the Optimal Withdrawal Amount or the Protected Lifetime Payment Amount, as applicable) will be made at least as rapidly as they were made prior to the death of the first Covered Person.

                          If you request a surrender and your Contract Value at the time of the request is less than your remaining Optimal Withdrawal Amount for that Contract Year, we will pay you a lump sum equal to such remaining Optimal Withdrawal Amount. As with any distribution from the Contract, there may be tax consequences. In this regard, we intend to treat any amounts that you receive after the Contract Value is reduced to zero due to poor Sub-Account performance, the deduction of fees, and/or a Protective Income Manager Withdrawal as annuity payments for tax purposes. See "TAXATION OF ANNUITIES IN GENERAL."

                          If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the Protective Income Manager rider. You will not be entitled to receive any further benefits under the Protective Income Manager rider.

                          Protected Lifetime Payments Available on Maximum Annuity Date (Oldest Owner's or Annuitant's 95th Birthday)

                          The Protective Income Manager rider will terminate on the Annuity Date, whether or not you have begun your Protective Income Manager Withdrawals. You must annuitize the Contract no later than the Maximum Annuity Date.

                          If your Protective Income Manager rider is in effect on the Maximum Annuity Date, in addition to other Protected Lifetime Payment Annuity Options available to you under your Contract (see "ANNUITY PAYMENTS, Annuity Options"), one of your Protected Lifetime Payment Annuity Options will be the Protective Income Manager rider's Protected Lifetime Payment Annuity Option. This option provides fixed monthly annuity payments for the life of the Covered Person (or last surviving Covered Person if Joint Life Coverage was selected), as follows:

                            If no Reset Date has occurred under the Protective Income Manager rider, then each Protected Lifetime Payment will be equal to your initial Optimal Withdrawal Amount divided by 12.
                            If any Reset Date has occurred under the Protective Income Manager rider because you have taken one or more Excess Withdrawals, then each Protected Lifetime Payment will be equal to the lesser of: (a) your initial Optimal Withdrawal Amount, divided by 12; or (b) the Optimal Withdrawal Amount calculated on the most recent Reset Date, divided by 12.

                          If you do not select an Annuity Option, your monthly annuity payments will be the greater of (i) the Protected Lifetime Payments described above; or (ii) payments based upon the Contract Value for the life of the Annuitant with a 10-year Certain Period. We must receive Written Notice of your election of such annuity payments at least three days but no earlier than 90 days before the Maximum Annuity Date. For more information regarding Annuity Options, including Certain Period options, see "ANNUITY PAYMENTS, Annuity Options."

                          Important Considerations. Please consult your financial adviser to discuss whether to elect the rider's Protected Lifetime Payment Annuity Option or one of the other Annuity Options available on the Maximum Annuity Date. Among other things, you should consider the amount of the payments you would receive under each available option, your tax situation, whether you want variable or fixed payments, your need for income over the life of one or two individuals, and whether you desire to leave any benefit to your Beneficiary(ies).

                          Death of a Covered Person Before the Annuity Date

                          If there is one Covered Person and he or she dies before the Annuity Date, the Protective Income Manager rider terminates upon the Covered Person's death. If there are two Covered Persons and one dies before the Annuity Date, we will continue the Contract and the Protective Income Manager rider and continue to calculate the Optimal Withdrawal Amount as if no death had occurred so long as the Contract is not terminated by the surviving spouse. See "Death Benefit."

                          If you purchase the Protective Income Manager rider, your death benefit under the Contract will be the Return of Purchase Payments Death Benefit. The Maximum Anniversary Value Death Benefit is not available under the Protective Income Manager rider. If you selected the Maximum Anniversary Value Death Benefit when you purchased your Contract and you later purchase the Protective Income Manager rider under our RightTime option, we will pay the Return of Purchase Payments Death Benefit at the time of an Owner's death. If the value of your Maximum Anniversary Value Death Benefit at the time you elect the Protective Income Manager rider is greater than the value of the Return of Purchase Payments Death Benefit at that time, then you will forfeit this excess. We will stop assessing the fee for the Maximum Anniversary Value Death Benefit when we issue the Protective Income Manager rider, but will not refund the fees you paid for the Maximum Anniversary Value Death Benefit before that date.

                          Protective Income Manager Fee

                          We deduct a monthly fee for the Protective Income Manager rider that compensates us for the costs and risks we assume in providing this benefit. The fee is a percentage of the greatest of:

                            the Contract Value on each Monthly Anniversary Date;
                            the Contract Value on the later of the Rider Issue Date or the most recent Reset Date; or
                            if the rider is purchased on the Contract Issue Date, the sum of all Purchase Payments received (including your initial Purchase Payment), less any withdrawals made, during the 120-day period following the Contract Issue Date. (During the 120-day period fees are based upon your initial Purchase Payment.) If the 120th day is not a Valuation Date, then we will make this calculation on the next Valuation Date.

                          The percentage is currently 1.00% (on an annual basis) if you purchase the rider when you purchase the Contract and 1.10% (on an annual basis) if you purchase the rider under our RightTime option.

                          We calculate the monthly Protective Income Manager fee on each Monthly Anniversary Date following the Rider Issue Date, and continue to calculate the fee monthly through the Annuity Date. We deduct the fee on the following Valuation Date from the Sub-Accounts of the Variable Account only. The fee is not deducted from the assets in the DCA Account. The monthly fee is deducted from the Sub-Accounts in the same proportion that the value of each Sub-Account bears to the total Contract Value in the Variable Account on that date. Accordingly, you must have transferred some assets from your DCA Account to one or more Sub-Accounts in accordance with our Allocation Guidelines and Restrictions before the fee is charged. We treat the deduction of the monthly fee as a withdrawal, but we will not reduce any free surrender amount available under the Contract, and we will not treat the deduction as an Excess Withdrawal under the rider.

                          We reserve the right to increase the Protective Income Manager fee if, in our sole discretion, the increase is necessary or appropriate to cover the costs Protective Life incurs to mitigate the risks associated with offering the rider. The fee will never exceed 2.00% (2.20% under RightTime) on an annual basis, however. If we increase the Protective Income Manager fee, we will give you at least 30 days' written notice prior to the increase which notice will identify the date the increase in the Protective Income Manager Fee will take place and provide instructions on how to accept or decline the increase. You may elect not to pay the increase in your Protective Income Manager fee. We must receive your Written Notice declining the increase before the end of the Valuation Period during which the new Protective Income Manager fee becomes effective. If you elect not to pay an increase in your Protective Income Manager Fee, then we will "lock in" your most recent Protective Income Manager Payment Factor and will use this factor when we calculate your Optimal Withdrawal Amount on all future Contract Anniversaries. Your Protective Income Manager Payment Factor will never change, even if there is a Reset following the date you elect not to pay the fee increase. This could ultimately mean a significant reduction in your future Optimal Withdrawal Amount because the Protective Income Manager Payment Factors are designed to increase each year.

                          Terminating the Protective Income Manager Rider

                          We will terminate the Protective Income Manager rider upon the earliest of:

                            the Valuation Date you terminate the Protective Income Manager rider (permitted after the Protective Income Manager rider has been in effect for at least ten years);
                            the Valuation Date the Contract is surrendered or terminated;
                            the Valuation Date your Contract Value reduces to zero due to an Excess Withdrawal;
                            the Valuation Date your Contract Value reduces to zero due to poor Sub-Account performance, the deduction of fees, and/or a Protective Income Manager Withdrawal (subject to our obligation to make monthly payments to you, as set forth above under "Reduction of Contract Value to Zero");
                            the Valuation Date we receive instructions from you that results in a change in Covered Person(s);
                            for a Protective Income Manager rider with one Covered Person, the date of the Covered Person's death before the Annuity Date (even if the surviving spouse of the deceased Covered Person elects to continue the Contract);
                            for a Protective Income Manager rider with two Covered Persons, the date of death of the last surviving Covered Person before the Annuity Date;
                            the Annuity Date (subject to any obligation we may have to make Protected Lifetime Payments to you, as set forth above under "Protected Lifetime Payments Available on Maximum Annuity Date (Oldest Owner's or Annuitant's 95th Birthday)"); or
                            the Valuation Date we receive instructions that are not in compliance with our Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.

                          Deduction of the monthly fee for the Protective Income Manager rider ceases upon termination. We will not refund the Protective Income Manager fees you have paid if the Protective Income Manager rider terminates for any reason. If the Protective Income Manager rider terminates, you may not reinstate it or purchase a new rider except as described below under "Reinstating the Protective Income Manager rider within 30 Days of Termination."

                          Reinstating the Protective Income Manager rider within 30 Days of Termination

                          If your Protective Income Manager rider terminated due to a Prohibited Allocation instruction (see "Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits"), you may request that we reinstate the rider.

                          Your written reinstatement request must correct the previous Prohibited Allocation instruction by either directing us to allocate your Contract Value and/or resume portfolio rebalancing in accordance with our Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits. We must receive your written reinstatement request within 30 days of the date the rider terminated. The reinstated rider will have the same terms and conditions, including the same Rider Issue Date, Optimal Withdrawal Amount, and Protective Income Manager fee as it had prior to termination. We will deduct any fees and make any other adjustments that were scheduled during the period of termination so that after the reinstatement, the Protective Income Manager rider will be as though the termination never occurred.

                          Tax Consequences

                          Treatment of Civil Unions and Domestic Partners.  If state law affords legal recognition to domestic partnerships or civil unions, the Rider will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the Rider. However, as described in "Death Benefit - Continuation of the Contract by a Surviving Spouse," for federal tax law purposes such individuals are not treated as "spouses." As a result, if a beneficiary of a deceased owner and the Owner were parties to such a relationship, the beneficiary will be required by federal law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the Protective Income Manager rider benefit while the surviving Beneficiary is still alive.

                          An individual who is a party to a civil union or a domestic partnership should not purchase the Protective Income Manager rider before consulting legal and financial advisors and carefully evaluating whether the Protective Income Manager rider is suitable for his or her needs.

                          Other Tax Matters.  For a general discussion of tax consequences specific to the Protective Income Manager rider, see "TAXATION OF ANNUITIES IN GENERAL, Tax Consequences of Protected Lifetime Income Benefits" and "QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits."

                          ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS

                          In order to maintain a SecurePay rider or the Protective Income Manager rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under these riders.

                          Specifically, you must: (1) allocate all of your Purchase Payments and Contract Value in accordance with the Allocation by Investment Category guidelines (described below), or (2) allocate all of your Purchase Payments and Contract Value in accordance with one of the three eligible Benefit Allocation Model Portfolios (described below). You may also allocate your Purchase Payments to the dollar cost averaging ("DCA") Account(s), provided that transfers from the DCA Account are allocated to the Sub-Accounts in accordance with the Allocation Guidelines and Restrictions described above. In addition, you also must participate in the Allocation Adjustment Program.

                          Note: The Allocation Guidelines and Restrictions, as well as the inclusion of Funds that employ volatility management strategies in the Investment Options available under your Contract, are intended in part to reduce risks of investment losses that would require us to use our own assets to make payments in connection with the guarantees provided by the SecurePay 5 rider and the Protective Income Manager rider. The Allocation Guidelines and Restrictions, and the inclusion of Funds that employ volatility management strategies are designed to reduce the overall volatility of your Contract Value. During rising markets, the Allocation Guidelines and Restrictions and the Funds that employ volatility management strategies could cause Contract Value to rise less than would have been the case had you been invested in Funds with more aggressive investment strategies. Conversely, investing according to the Allocation Guidelines and Restrictions, and in Funds that employ volatility management strategies, may be helpful in a declining market when high market volatility triggers a reduction in the Funds' equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Contract Value may decline less than would have been the case had you not been invested in a Fund or Funds that feature volatility management strategies.

                          There is no guarantee that the Allocation Guidelines and Restrictions, or Funds with volatility management strategies, can limit volatility in your investment portfolio, and you may lose principal.

                          To the extent the strategies underlying the Allocation Guidelines and Restrictions and the managed volatility funds are successful, we will benefit from a reduction of the risk arising from our guarantee obligations under the rider and we will have less risk to hedge under the rider than would be the case if Contract Owners did not invest in accordance with the Allocation Guidelines and Restrictions. The Allocation Guidelines and Restrictions may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.

                          NOTE: You may not allocate any of your Purchase Payments or Contract Value to the Fixed Account. Before you can purchase a SecurePay rider or the Protective Income Manager rider under the RightTime option, you must transfer any Contract Value in the Fixed Account to one or more of the Sub-Accounts consistent with the rider's Allocation Guidelines and Restrictions.

                          Allocation by Investment Category.  The following Allocation by Investment Category guidelines specify the minimum and maximum percentages of your Contract Value that must be allocated to each of the three categories of Sub-Accounts listed below in order for you to remain eligible for benefits under a SecurePay rider or the Protective Income Manager rider (unless you are fully invested in a Benefit Allocation Model, as described above). You can select the percentage of Contract Value to allocate to individual Sub-Accounts within each group, but the total investment for all Sub-Accounts in a group must comply with the specified minimum and maximum percentages for that group.

                          These Allocation by Investment Category guidelines may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.

                          Allocation by Investment Category

Category 1	Category 2	Category 3
Minimum Allocation: 35%	Minimum Allocation: 0%	Minimum Allocation: 0%
Maximum Allocation: 100%	Maximum Allocation: 65%	Maximum Allocation: 30%
Unmonitored	Unmonitored	Unmonitored
Protective Life Dynamic Allocation Series - Conservative	Protective Life Dynamic Allocation Series - Moderate	Protective Life Dynamic Allocation Series - Growth
Templeton Global Bond VIP	Monitored(1)	Monitored(1)
Fidelity VIP Investment Grade Bond	Franklin Income VIP	Fidelity VIP Mid Cap
Franklin US Government Securities VIP	MFS® Total Return	Franklin DynaTech VIP
QS Legg Mason Dynamic Multi-Strategy VIT	Fidelity VIP Contrafund	Franklin Small Cap Value VIP
Lord Abbett Bond-Debenture	Fidelity VIP Index 500	Franklin Small-Mid Cap Growth VIP
MFS® Total Return Bond	Franklin Rising Dividends VIP	Goldman Sachs Growth Opportunities
Invesco V.I. U.S. Government Money	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value
Invesco V.I. Global Strategic Income	Lord Abbett Dividend Growth	Goldman Sachs International Equity Insights
Goldman Sachs Global Trends Allocation(2)	Lord Abbett Fundamental Equity	ClearBridge Variable Mid Cap Core
PIMCO Long-Term US Government	MFS® VIT II Massachusetts Investors Growth Stock	ClearBridge Variable Small Cap Growth
PIMCO Low Duration	MFS® Investors Trust	Lord Abbett Growth Opportunities
PIMCO Real Return	MFS® Value	Lord Abbett Mid-Cap Stock
PIMCO Short-Term	Franklin Mutual Shares VIP	MFS® New Discovery
PIMCO Total Return	Invesco V.I. Main Street	MFS® Research
PIMCO Global Diversified Allocation(2)	Invesco V.I. Comstock	MFS® Utilities
Invesco V.I. Balanced Risk Allocation(2)	Invesco V.I. Growth and Income	MFS® VIT II International Value
Invesco V.I. Government Securities	Invesco V.I. Equity & Income	Invesco V.I. Capital Appreciation
	MFS® Growth	Invesco V.I. Global
PIMCO VIT All Asset
Royce Capital Micro-Cap
Royce Capital Small-Cap
Templeton Developing Markets VIP
Templeton Foreign VIP
Templeton Growth VIP
Invesco V.I. Mid Cap Growth
Invesco V.I. Global Real Estate
Invesco V.I. International Growth
Invesco V.I. Small Cap Equity
Invesco V.I. American Value
MFS® VIT II Emerging Markets Equity

                          (1) Under the Allocation Adjustment Program, we monitor the performance of certain Sub-Accounts that are identified in this table. For a description of the procedures we employ in monitoring the Sub-Accounts and the Allocation Adjustment Program, see “The Allocation Adjustment Program (patent pending).”

                          (2) The Fund includes a volatility management strategy as part of the Fund's investment objective and/or principal investment strategy. (See "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS, Volatility Management Strategies.")

                          The Benefit Allocation Model Portfolios.  Each of the Model Portfolios except the Aggressive Growth model will satisfy our Allocation Guidelines and Restrictions, including the Allocation by Investment Category guidelines (the "Benefit Allocation Model Portfolios"). See "Asset Allocation Model Portfolios."

                          In general, the investment strategies employed by the Benefit Allocation Model Portfolios all include allocations that focus on conservative, high quality bond funds, that combine bond funds and growth stock funds, or that emphasize growth stock funds while including a significant weighting of bond funds. Each of these allocation models seeks to provide income and/or capital appreciation while avoiding excessive risk. If you are seeking a more aggressive growth strategy, the Benefit Allocation Model Portfolios are probably not appropriate for you.

                          The Benefit Allocation Model Portfolios may include Funds that employ volatility management strategies. For more information on how Funds with volatility management strategies may affect your Contract Value, and how such Funds may benefit us, see "ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS" above.

                          If you allocate your Purchase Payments and Contract Value in accordance with one of the eligible Benefit Allocation Model Portfolios, we will allocate your Purchase Payments and transfers out of the DCA Accounts, as the case may be, in accordance with the Benefit Allocation Model Portfolio you selected. If you purchase a SecurePay rider or the Protective Income Manager rider under the RightTime option, we will allocate existing Sub-Account and Fixed Account values to the Benefit Allocation Model Portfolio that you selected. Although you may allocate all or part of your Purchase Payments and Contract Value to a Benefit Allocation Model Portfolio, you may only select one Benefit Allocation Model Portfolio at a time. You may, however, change your Benefit Allocation Model Portfolio selection provided the new portfolio is one specifically permitted for use with the SecurePay riders or the Protective Income Manager rider.

                          The Allocation Adjustment Program (patent pending).  If you select the SecurePay, SecurePay 6, or the Protective Income Manager rider you must participate in the Allocation Adjustment Program. As with the Allocation by Investment Category guidelines and the Benefit Allocation Model Portfolios, the Allocation Adjustment Program is designed to limit our risk under these riders.

                          Under this program, each Sub-Account is designated as either monitored or unmonitored. We will monitor the performance of each monitored Sub-Account of the Allocation by Investment Categories (see "Allocation by Investment Category" above). We will not monitor the Invesco V.I. U.S. Government Money Portfolio Sub-Account, any of the other Sub-Accounts in Category 1 or any of the other unmonitored Sub-Accounts.

                          If, on any Monthly Anniversary Date after the first Contract Anniversary, the Accumulation Unit value of a monitored Sub-Account drops below a specified level the Sub-Account will be "restricted" from allocations of Purchase Payments and Contract Value and we will transfer all existing Contract Value in the Sub-Account to the Invesco V.I. U.S. Government Money Portfolio Sub-Account.

                          Under the Allocation Adjustment Program, we calculate a 12-month Simple Moving Average ("SMA") for each monitored Sub-Account on each Monthly Anniversary Date. Each Sub-Account's SMA is the average Accumulation Unit value for that Sub-Account based on its Accumulation Unit value on the current Monthly Anniversary Date and each of the last 11 Monthly Anniversary Dates.

                          For example, assume a monitored Sub-Account's Accumulation Unit values were $4.19, 3.81, 3.29, 2.98, 3.15, 3.33, 2.94, 3.73, 4.53, 5.35, 5.41, and 5.76 on each of the 12 most recent Monthly Anniversary Dates. Based on these Accumulation Unit values, its SMA on the most recent Monthly Anniversary Dates would be $4.04 (the sum of the 12 most recent Monthly Anniversary Dates' Accumulation Unit values divided by 12).

                          If a monitored Sub-Account has not been in existence for 12 months, we will calculate the SMA using the net asset value of the Fund in which the Sub-Account invests, adjusted for Contract charges and expenses, for each month no Accumulation Unit value is available.

                          Once we calculate a monitored Sub-Account's SMA on a Monthly Anniversary Date, we then compare that SMA to the Sub-Account's current Accumulation Unit value on that Monthly Anniversary Date. If the monitored Sub-Account's current Accumulation Unit value is equal to or less than the Sub-Account's SMA over the 12 most recent Monthly Anniversary Dates, then we will consider the Sub-Account to be restricted. This means:

                            On that Monthly Anniversary Date, we will transfer any Contract Value you have in the restricted Sub-Account to the Invesco V.I. U.S. Government Money Portfolio Sub-Account;
                            You may not allocate Purchase Payments or transfer Contract Value into a restricted Sub-Account;
                            If we receive instructions from you on or after that Monthly Anniversary Date requesting an allocation or transfer to the restricted Sub-Account, we will allocate or transfer the requested amount to the restricted Sub-Account, and then immediately transfer the amount to the Invesco V.I. U.S. Government Money Portfolio Sub-Account;
                            When effecting periodic portfolio rebalancing, we will "re-balance" your Variable Account value according to your most recent allocation instructions, but will include the Invesco V.I. U.S. Government Money Portfolio Sub-Account in place of the restricted Sub-Account; and
                            Any automatic transfers from the DCA Account to the restricted Sub-Account will be redirected to the Invesco V.I. U.S. Government Money Portfolio Sub-Account.

                          You may transfer your Contract Value in the Invesco V.I. U.S. Government Money Portfolio Sub-Account to any non-restricted or unmonitored Sub-Account, and/or submit new allocation instructions to allocate additional Purchase Payments, rebalance your Contract Value, and apply automatic DCA transfers to any non-restricted or unmonitored Sub-Accounts, provided your new instructions are consistent with the Allocation by Investment Category guidelines.

                          We will no longer consider the Sub-Account to be restricted when, on a subsequent Monthly Anniversary Date, the Sub-Account's current Accumulation Unit value is greater than its current 12-month SMA. If that occurs, on that Monthly Anniversary Date we will transfer all of your Contract Value in the Invesco V.I. U.S. Government Money Portfolio Sub-Account attributable to the previously restricted Sub-Account back to the previously restricted Sub-Account based on your current allocation to that Sub-Account. At this time you also may resume allocating Purchase Payments and transferring Contract Value into the previously restricted Sub-Account, and we will resume any automated transactions involving the previously restricted Sub-Account.

                          If any Monthly Anniversary Date is not a Valuation Date, we will effect the changes described above as of the next Valuation Date. We will not assess a transfer charge on transfers made pursuant to the Allocation Adjustment Program or count such transfers towards the 12 transfers allowed each Contract Year without charge. We will provide a written confirmation to you of any transfer or other allocation made pursuant to the Allocation Adjustment Program.

                          Note: Investing in monitored Sub-Accounts that experience higher volatility, and therefore more volatile Accumulation Unit values, may increase the likelihood of those Sub-Accounts being restricted from investment. Therefore, the Allocation Adjustment Program may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if this program is consistent with your investment objectives.

                          You should not view the Allocation Adjustment Program as a "market timing" or other type of investment program designed to enhance your earnings under the Contract. If we transfer Contract Value from one or more monitored Sub-Accounts to the Invesco V.I. U.S. Government Money Portfolio Sub-Account during a market downturn, your Contract Value will not be available to participate in any upside potential if there is a subsequent recovery until the next Monthly Anniversary when the Accumulation Unit Value of the Sub-Account rises above the SMA. Please see Appendix H in this Prospectus for an example of the Allocation Adjustment Program.

                          The Allocation Adjustment Program ceases when we receive Due Proof of Death of the Owner at our Administrative Office. This means that we will no longer monitor the performance of each Sub-Account in Categories 2 and 3, and those Sub-Accounts can no longer be "restricted" from allocations of Contract Value based on the 12-month SMA. When Due Proof of Death is received at our Administrative Office, any Contract Value in the Invesco V.I. U.S. Government Money Portfolio Sub-Account attributable to a restricted Sub-Account will remain in that Invesco V.I. U.S. Government Money Portfolio Sub-Account and will not be transferred back to the previously restricted Sub-Account when that Sub-Account is no longer restricted.

                          Changes to the Allocation Guidelines and Restrictions.  For purposes of the Allocation by Investment Category guidelines, we determine in our sole discretion whether a Sub-Account is classified as Category 1, Category 2, or Category 3 or whether it is monitored or unmonitored. We will provide you with written notice at least five business days before making any changes in classification of Sub-Accounts. We may change the list of Sub-Accounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, or change the Sub-Accounts that are or are not available to you, at any time, in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider or the Protective Income Manager rider. We will provide you with written notice at least five business days before making any such modifications.

                          With respect to the Benefit Allocation Model Portfolios, we determine in our sole discretion whether a Benefit Allocation Model Portfolio will continue to be available with either or both SecurePay riders or the Protective Income Manager rider. We may offer additional Benefit Allocation Model Portfolios or discontinue existing Benefit Allocation Model Portfolios at any time in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under either or both SecurePay riders or the Protective Income Manager rider. We will provide you with written notice at least five business days before any changes to the Benefit Allocation Model Portfolios take effect.

                          For purposes of the Allocation Adjustment Program, we will not change how we monitor Sub-Accounts (i.e., by applying a 12-month Simple Moving Average, or SMA) once you purchase a rider, but we may use a different mathematical model for riders we issue in the future. We reserve the right to terminate the Allocation Adjustment Program at any time in our sole discretion by written notice. We will provide you with written notice at least five business days before terminating the Program.

                          If you receive notice of a change to the Allocation Guidelines and Restrictions, you are not required to take any action. We will continue to apply Purchase Payments you submit without allocation instructions, and process automatic DCA and portfolio rebalancing transfers, according to your Contract allocation established before the Allocation Guidelines and Restrictions changed. We will only apply the new Allocation Guidelines and Restrictions to additional Purchase Payments submitted with new allocation instructions or to future transfers of Contract Value (not including DCA transfers or transfers made to reallocate your Contract Value under the portfolio rebalancing program) because allocation instructions that accompany a Purchase Payment and instructions to transfer Contract Value change your current Contract allocation. This means you will not be able to make additional Purchase Payments submitted with new allocation instructions or transfers of Contract Value until your current allocation instructions meet the Allocation Guidelines and Restrictions in effect at that time (although you will still be required to participate in the portfolio rebalancing program).

                          Portfolio Rebalancing.  You must elect portfolio rebalancing if you select a SecurePay rider or the Protective Income Manager rider. Under this program, we will "re-balance" your Variable Account value based on your allocation instructions in effect at the time of the rebalancing. Whether your Contract Value is invested according to the Allocation by Investment Category guidelines or Benefit Allocation Model Portfolio, we will rebalance your Contract Value to restore it to your most recent allocation instructions. You may specify rebalancing on a quarterly, semi-annual, or annual basis. If you do not specify the period, we will rebalance your Variable Account value semi-annually based on the Rider Issue Date. We will also rebalance your Variable Account value each time your Contract allocation is changed, for example, when we receive a request to transfer Contract Value (not including DCA or portfolio rebalancing transfers) or when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions.

                          Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the riders. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

                          If you terminate the rebalancing of your Variable Account value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider or Protective Income Manager rider (see below).

                          Note: Changes to the Allocation Guidelines and Restrictions, to the frequency of portfolio rebalancing or to the composition of the Model Portfolios, when and if applied to your Contract Value allocations, may negatively affect the overall performance of the Investment Options in the affected Sub-Accounts.

                          Prohibited Allocation Instructions.  If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals, in a manner that is not consistent with our Allocation Guidelines and Restrictions (a "Prohibited Allocation instruction"), we will terminate your SecurePay rider or Protective Income Manager rider. For example, if you are following the Allocation by Investment Category guidelines and you instruct us to transfer 40% of your Contract Value to the Fidelity VIP Contrafund Sub-Account, we will consider this to be a Prohibited Allocation Instruction because the maximum allocation you may make to the Sub-Accounts in Category 3 is 30% of your Contract Value.

                          For purposes of allocating your Purchase Payments and Contract Value, a Prohibited Allocation Instruction includes:

                            allocating a Purchase Payment so that the allocation of your Contract Value following the Purchase Payment is inconsistent with the Allocation Guidelines and Restrictions;
                            directing a dollar cost averaging transfer so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;
                            transferring any Contract Value so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;
                            deducting the proceeds of a withdrawal from an Investment Option so that the allocation of your Contract Value following the withdrawal is inconsistent with the Allocation Guidelines and Restrictions; or
                            terminating the rebalancing of your Contract Value.

                          If we terminate your SecurePay rider or Protective Income Manager rider due to a Prohibited Allocation Instruction, you may reinstate the rider subject to certain conditions. (See "Reinstating Your SecurePay Rider Within 30 Days of Termination or "Reinstating the Protective Income Manager Rider Within 30 Days of Termination," as applicable.)

                          SUSPENSION OR DELAY IN PAYMENTS

                          Payments of a withdrawal or surrender of the Variable Account value or death benefit are usually made within seven (7) calendar days. However, we may delay such payment of a withdrawal or surrender of the Variable Account value or death benefit for any period in the following circumstances where permitted by state law:

                            when the New York Stock Exchange is closed other than the customary weekend and holiday closures;
                            when trading on the New York Stock Exchange is restricted;
                            when an emergency exists (as determined by the SEC as a result of which (a) the disposal of securities in the Variable Account is not reasonably practical; or (b) it is not reasonably practical to determine fairly the value of the net assets of the Variable Account);
                            when the SEC, by order, so permits for the protection of security holders; or
                            your premium check has not cleared your bank.

                          If, pursuant to SEC rules, the Invesco V.I. U.S. Government Money Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, withdrawal, surrender, or death benefit from the Invesco V.I. U.S. Government Money Portfolio Sub-Account until the Fund is liquidated. We will also delay execution of the following: (a) transfers and variable income payments from the Variable Account; (b) variable income payments from the Invesco V.I. U.S. Government Money Portfolio Sub-Account; and (c) transfers, fixed income payments, and payment of death benefit from the Guaranteed Account.

                          We may delay payment of a withdrawal or surrender from the Guaranteed Account for up to six months where permitted.

                          SUSPENSION OF CONTRACTS

                          If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide additional information about you and your account to government regulators or law enforcement authorities. In addition, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator or law enforcement authorities.

                          CHARGES AND DEDUCTIONS

                          Surrender Charge (Contingent Deferred Sales Charge) (not applicable to C Series)

                          General

                          We do not deduct a surrender charge for C Series Contracts.

                          We do not deduct any charge for sales expenses from Purchase Payments at the time you make them. However, within certain time limits described below, we deduct a surrender charge (contingent deferred sales charge) from the Contract Value of L Series and B Series Contracts when you make a surrender or withdrawal before the Annuity Date or when you fully or partially surrender your Contract for a commuted value while variable income payments under Annuity Option A (payments for a certain period) are being made. (See "Annuitization, Annuity Date."). "Commuted value" is the present value of the future variable income payments made over the selected certain period, discounted back at an Assumed Investment Return. Refer to Appendix C for an explanation of the commuted value calculation. We do not apply the surrender charge to the payment of a death benefit or when we apply your Annuity Value to an Annuity Option.

                          The surrender charge reimburses us for expenses related to sales and distribution of the Contract, including commissions, marketing materials, and other promotional expenses. In the event surrender charges are not sufficient to cover sales expenses, we will bear the loss; conversely, if the amount of such charges provides more than enough to cover such expenses, we will retain the excess. Protective Life does not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. Any shortfall will be made up from Protective Life's general assets, which may include amounts derived from the mortality and expense risk charge.

                          If you elect a SecurePay rider, we impose a surrender charge on Excess Withdrawals but not on SecurePay Withdrawals. If you elect the Protective Income Manager rider, we impose a surrender charge on Excess Withdrawals but not on Protective Income Manager Withdrawals. (See "PROTECTED LIFETIME INCOME BENEFITS.")

                          Free Withdrawal Amount

                          Each Contract Year you may withdraw a specified amount, called the "free withdrawal amount", from your Contract without incurring a surrender charge. During the first Contract Year the free withdrawal amount is equal to 10% of your initial Purchase Payment. In any subsequent Contract Year the free withdrawal amount is equal to the greatest of: (1) the earnings in your Contract as of the prior Contract Anniversary; (2) 10% of your cumulative Purchase Payments as of the prior Contract Anniversary; or (3) 10% of the Contract Value as of the prior Contract Anniversary. For the purpose of determining the free withdrawal amount, earnings equal the Contract Value minus the Purchase Payments not previously assessed with a surrender charge, both measured as of the Contract Anniversary for which values are being determined. Withdrawals in excess of the free withdrawal amount in any Contract Year may be subject to surrender charges. Withdrawals, including withdrawals of the free withdrawal amount, may be subject to income taxation and may be subject to a 10% federal penalty tax if taken before the Owner reaches age 59-1/2. (See "TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.")

                          If you elect a SecurePay rider, we count SecurePay Withdrawals and Excess Withdrawals when determining the free withdrawal amount. If you elect the Protective Income Manager rider, we count Protective Income Manager Withdrawals and Excess Withdrawals when determining the free withdrawal amount. (See "PROTECTED LIFETIME INCOME BENEFITS.")

                          Determining the Surrender Charge

                          We calculate the surrender charge in the following manner:

                            We deduct any available free withdrawal amount from the requested withdrawal amount;
                            We allocate any withdrawal amount in excess of any free withdrawal amount to Purchase Payments (or portions of Purchase Payments) not previously assessed a surrender charge on a "first-in, first-out" (FIFO) basis; and
                            If there is still a portion of the withdrawal amount that has not been allocated (which may occur if the amount withdrawn exceeds the free withdrawal amount plus Purchase Payments not previously assessed a surrender charge, for example, if there has been gain in the Contract Value since the previous Contract Anniversary), then we will allocate this remaining amount pro-rata to such Purchase Payments.

                          The surrender charge is the total of each of these allocated amounts multiplied by its applicable surrender charge percentage, as shown below. If, at the time of withdrawal, all Purchase Payments have already been withdrawn from the Contract, then we will apply the surrender charge percentage associated with the most recent Purchase Payment we accepted to the amount withdrawn (in excess of any free withdrawal amount).

Number of Full Years Elapsed Between the Date Purchase Payment was Accepted and the Date of Surrender	L Series	B Series
0	7.0%	7.0%
1	7.0%	6.0%
2	6.0%	6.0%
3	6.0%	5.0%
4	0%	4.0%
5	0%	3.0%
6	0%	2.0%
7+	0%	0%

                          Refer to Appendix B for an example of how the surrender charge is calculated.

                          We will monitor the amount of the surrender charge we assess such that the amount of any surrender charge we impose, when added to any surrender charge previously paid on the Contract, will not exceed nine percent (9%) of aggregate Purchase Payments made to date for your Contract.

                          Deduction of the Surrender Charge on Withdrawals

                          We will deduct the surrender charge associated with a withdrawal either from the amount withdrawn (a "gross" withdrawal) or from your remaining Contract Value (a "net" withdrawal), based on your instructions.

                            In a "gross" withdrawal, you request a specific withdrawal amount, and we reduce that amount by the amount of the surrender charge. Therefore, you will receive less than the dollar amount of the withdrawal you requested.
                            In a "net" withdrawal, you request a specific withdrawal amount, and we deduct the surrender charge from your remaining Contract Value by withdrawing the charge from the Investment Options in which you invest in the same proportion as the withdrawal upon which the charge is assessed. Therefore, we will deduct a larger amount from your Contract Value than the withdrawal amount you specified.

                          If you choose to have us withhold for taxes, we will reduce the amount we pay you by the amount we withhold.

                          If you do not indicate whether you would like a "gross" or a "net" withdrawal when you submit your withdrawal request, then we will process your withdrawal request as a gross withdrawal.

                          Waiver of Surrender Charges

                          We will not apply a surrender charge if you fully surrender your Contract when the Contract Value is 25% or less of the value of the death benefit.

                          We may decrease or waive surrender charges on Contracts issued to a trustee, employer or similar entity pursuant to a retirement plan or when sales are made in a similar arrangement where offering the Contracts to a group of individuals under such a program results in savings of sales expenses, or where the sponsor of a Qualified Plan determines to surrender a Qualified Contract as a result of a modification to the Investment Options available under the Contract. We will determine the entitlement to such a reduction in surrender charge.

                          We may also waive surrender charges on withdrawals taken as a minimum distribution required under federal or state tax laws on amounts attributable to Protective Life annuity contracts. (See "QUALIFIED RETIREMENT PLANS.") During any Contract Year, the total amount of such withdrawals will reduce the free withdrawal amount available on any subsequent withdrawal.

                          We also may waive surrender charges (1) for Contracts issued in connection with fee-only arrangements between the purchaser and the registered representative of the selling broker-dealer, (2) for Contracts issued to employees and registered representatives of any member of the selling group, or to officers, directors, trustees or bona-fide full time employees of Protective Life or the investment advisors of any of the Funds or their affiliated companies (based upon the Owner's status at the time the Contract is purchased), and (3) in order to facilitate exceptions to our normally issued product guidelines. In all cases, no marketing expenses or sales commissions are associated with such Contracts. In either case, no marketing expenses or sales commissions are associated with such Contracts.

                          Mortality and Expense Risk Charge

                          To compensate Protective Life for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge. We deduct the mortality and expense risk charge only from the Variable Account. The charge is equal, on an annual basis, to a percentage of the average daily net assets of the Variable Account attributable to your Contract, as set forth below:

Class	Mortality and Expense Risk Charge
L Series	1.50%
B Series	1.20%
C Series	1.60%

                          The mortality risk Protective Life assumes is that Annuitant(s) may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The expense risk that Protective Life assumes is the risk that the administration charge, contract maintenance fee and transfer fees may be insufficient to cover actual future expenses. We expect to make a reasonable profit with respect to the Contracts. We may make a profit or incur a loss from the mortality and expense risk charge. Any profit, including profit from the mortality and expense risk charge, may be used to finance distribution and other expenses.

                          Administration Charge

                          We will deduct an administration charge equal, on an annual basis, to 0.15% for the L Series and C Series and 0.10% for the B Series of the daily net asset value of the Variable Account attributable to your Contract. We make this deduction to reimburse Protective Life for expenses incurred in the administration of the Contract and the Variable Account. We deduct the administration charge only from the Variable Account value.

                          Death Benefit Fee

                          If you select the Maximum Anniversary Value Death Benefit we assess a death benefit fee to compensate us for the cost of providing this death benefit. (There is no fee for the Return of Purchase Payments Death Benefit.) We calculate the death benefit fee as of each Monthly Anniversary Date on which the fee is assessed, and we deduct it from your Contract Value on the next Valuation Date. We will deduct the death benefit fee pro-rata from the Investment Options (e.g., in the same proportion that each Investment Option has to Contract Value). The deduction of the death benefit fee will reduce your Contract Value, but it will not otherwise reduce the value of your death benefit. We deduct this fee whether or not the value of the death benefit is greater than the Contract Value on the Contract Anniversary the fee is deducted. It is possible that a death benefit fee (or some portion thereof) could be treated for federal tax purposes as a withdrawal from the Contract. (See "FEDERAL TAX MATTERS.") We do not assess the death benefit fee after the Annuity Date.

                          The fee is equal, on an annualized basis, to 0.20% of your annualized death benefit value measured on each Monthly Anniversary Date. The value of your Maximum Anniversary Value Death Benefit on any Monthly Anniversary Date is the greatest of (1) your Contract Value, (2) your adjusted aggregate Purchase Payments, or (3) your greatest anniversary value attained as of that day. (See "DEATH BENEFIT, Maximum Anniversary Value Death Benefit" for a more complete description.) For example, if on a Monthly Anniversary Date your Contract Value equals $125,000, your adjusted aggregate Purchase Payments equal $100,000, and your greatest anniversary value attained equals $120,000, the fee we deduct on that day will be based on your Contract Value of $125,000. Alternatively, if your Contract Value equals only $115,000, your adjusted aggregate Purchase Payments equal $100,000, and your greatest anniversary value attained equals $120,000, the fee we deduct on that day will be based on your greatest anniversary value attained of $120,000.

                          SecurePay Fee

                          We deduct a fee for the SecurePay riders that compensates us for the costs and risks we assume in providing this benefit. This SecurePay Fee is a percentage of the Benefit Base. We deduct this fee from your Contract Value on the Valuation Date that occurs after each Valuation Period containing a Monthly Anniversary Date. The SecurePay Fee is deducted from the Sub-Accounts of the Variable Account only; it is not deducted from the assets in the DCA Account. Accordingly, you must have transferred some assets from your DCA Account to Sub-Accounts in accordance with our Allocation Guidelines and Restrictions before the fee is charged.

	Maximum	Current
Purchase of SecurePay rider at time of Contract purchase	1.20%	0.60%
Purchase of SecurePay rider under RightTime option	1.40%	0.70%
Purchase of SecurePay6 rider at time of Contract purchase	2.00%	1.20%
Purchase of SecurePay6 rider under RightTime option	2.20%	1.30%

	Maximum	For Riders Purchased on or after 8/20/2012	For Riders Purchased Before 8/20/2012
Purchase of SecurePay R72 rider at time of Contract purchase (no longer available for purchase as of 12/10/12)	2.00%	1.20%	1.00%
Purchase of SecurePay R72 rider under RightTime option (no longer available for purchase as of 12/10/12)	2.20%	1.30%	1.10%

                          We reserve the right to increase the SecurePay Fee if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the riders. We will not increase the SecurePay Fee above the maximum amounts listed in the table above, however.

                          If we increase the SecurePay Fee, we will give you at least 30 days' notice prior to the increase. You may elect not to pay the increase in your SecurePay Fee. If you elect not to pay the increased SecurePay Fee, your SecurePay rider will not terminate, but your Benefit Base will be capped at its then current value (i.e. , your SecurePay Anniversary Value will be reset to $0) and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. If you purchased the SecurePay 6 or SecurePay R72 rider, we also will no longer calculate the SecurePay Roll-up Value when determining your Benefit Base if you elect not to pay the increase in your SecurePay Fee. You will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional SecurePay Roll-up Values. See "THE SECUREPAY RIDERS WITH RIGHTTIME OPTION."

                          SecurePay Medical Evaluation Fee.  Under the SecurePay riders, we will assess a charge for evaluating your request for an increased Annual Withdrawal Amount ("AWA") if we determine that you qualify for an increased AWA and you elect to begin taking your SecurePay Withdrawals at the increased AWA. However, if you request an increase in AWA under the SecurePay ME feature more than twice, we will deduct the charge from your current Contract Value whether or not we determine that you qualify for an increased AWA and whether or not you begin taking your SecurePay Withdrawals at the increased AWA. The current fee is $150 for Single Coverage and $300 for Joint Coverage if the AWA is increased. Although we may increase this charge, it will not be more than $300 per Covered Person. We will deduct the charge from your current Contract Value when you submit your Benefit Election Form. It is possible that this fee (or some portion thereof) could be treated for federal tax purposes as a withdrawal from the Contract. (See "FEDERAL TAX MATTERS.")

                          Protective Income Manager Fee

                          We deduct a monthly fee for the Protective Income Manager rider that compensates us for the costs and risks we assume in providing this benefit. The fee is a percentage of the greatest of:

                            the Contract Value on each Monthly Anniversary Date;
                            the Contract Value on the later of the Rider Issue Date or the most recent Reset Date; or
                            if the rider is purchased on the Contract Issue Date, the sum of all Purchase Payments received (including your initial Purchase Payment), less any withdrawals made, during the 120-day period following the Contract Issue Date. (During the 120-day period fees are based upon your initial Purchase Payment.) If the 120th day is not a Valuation Date, then we will make this calculation on the next Valuation Date.

                          The percentage is currently 1.20% (on an annual basis) if you purchase the rider when you purchase the Contract and 1.30% (on an annual basis) if you purchase the rider under our RightTime option.

                          We calculate the monthly Protective Income Manager fee on each Monthly Anniversary Date following the Rider Issue Date, and continue to calculate the fee monthly through the Annuity Date. We deduct the fee on the following Valuation Date from the Sub-Accounts of the Variable Account only. The fee is not deducted from the assets in the DCA Account. The monthly fee is deducted from the Sub-Accounts in the same proportion that the value of each Sub-Account bears to the total Contract Value in the Variable Account on that date. Accordingly, you must have transferred some assets from your DCA Account to one or more Sub-Accounts in accordance with our Allocation Guidelines and Restrictions before the fee is charged. We treat the deduction of the monthly fee as a withdrawal, but we will not reduce any free surrender amount available under the Contract, and we will not treat the deduction as an Excess Withdrawal under the rider.

                          We reserve the right to increase the Protective Income Manager fee, but it will never exceed 2.20% (if purchased under our RightTime option) or 2.00% (if purchased at time of Contract issue) on an annual basis. If we increase the Protective Income Manager fee, we will give you at least 30 days' notice prior to the increase. You may elect not to pay the increase in your Protective Income Manager fee. We must receive your Written Notice declining the increase before the end of the Valuation Period during which the new Protective Income Manager fee becomes effective. If you elect not to pay the increased Protective Income Manager fee, then we will "lock in" your most recent Protective Income Manager Payment Factor and will use this factor when we calculate your Optimal Withdrawal Amount on all future Contract Anniversaries. Your Protective Income Manager Payment Factor will never change, even if there is a Reset following the date you elect not to pay the fee increase. This could ultimately mean a significant reduction in your future Optimal Withdrawal Amount because the Protective Income Manager Payment Factors are designed to increase each year. You should carefully consider whether or not it is in your best interest to decline an increase in the Protective Income Manager fee. See "PROTECTIVE INCOME MANAGER (PATENT PENDING) WITH RIGHTTIME OPTION."

                          Transfer Fee

                          Currently, there is no charge for transfers. Protective Life reserves the right, however, to charge $25 for each transfer after the first 12 transfers in any Contract Year if Protective Life determines, in its sole discretion, that the number of transfers or the cost of processing such transfers is excessive. We will give written notice thirty (30) days before we impose a transfer fee or limit the number of transfers. For the purpose of assessing the fee, we would consider each request to be one transfer, regardless of the number of Investment Options affected by the transfer in one day. We would deduct the fee from the amount being transferred.

                          Contract Maintenance Fee

                          Prior to the Annuity Date, we deduct a contract maintenance fee of $35 from the Contract Value on each Contract Anniversary, and on any day that you surrender the Contract other than the Contract Anniversary. We will deduct the contract maintenance fee from the Investment Options in the same proportion as their values are to the Contract Value. We will waive the contract maintenance fee in the event the Contract Value or the aggregate Purchase Payments reduced by surrenders and associated surrender charges (if applicable) equals or exceeds $100,000 on the date we are to deduct the contract maintenance fee.

                          Fund Expenses

                          The net assets of each Sub-Account of the Variable Account will reflect the investment management fees and other operating expenses the Funds incur. For each Fund, an investment manager receives a daily fee for its services. Some Funds also deduct 12b-1 fees from Fund assets. Over time these fees, which are paid out of a Fund's assets on an ongoing basis, will increase the cost of an investment in Fund shares. (See the prospectuses for the Funds for information about the Funds.)

                          Premium Taxes

                          Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a withdrawal or surrender, death or annuitization.

                          Other Taxes

                          Currently, no charge will be made against the Variable Account for federal, state or local taxes other than premium taxes. We reserve the right, however, to deduct a charge for taxes attributable to the operation of the Variable Account.

                          Other Information

                            We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of Protective Life. We pay commissions and other compensation to the broker-dealers for selling the Contracts. You do not directly pay the commissions and other compensation, we do. We intend to recover commissions and other compensation, marketing, administrative and other expenses and costs of Contract benefits through the fees and charges imposed under the Contracts. (See "DISTRIBUTION OF THE CONTRACTS" for more information about payments we make to the broker-dealers.)

                          ANNUITY PAYMENTS

                          Annuity Date

                          On the Issue Date, the Annuity Date is the oldest Owner's or Annuitant's 95th birthday. You may elect a different Annuity Date, provided that it is no later than the oldest Owner's or Annuitant's 95th birthday (the "Maximum Annuity Date"). You may not choose an Annuity Date that is less than 3 years after the most recent Purchase Payment. Distributions from Qualified Contracts may be required before the Annuity Date. We will terminate a SecurePay rider or the Protective Income Manager rider if in effect on the Annuity Date. (See "PROTECTED LIFETIME INCOME BENEFITS.")

                          Changing the Annuity Date

                          The Owner may change the Annuity Date by Written Notice. The new Annuity Date must be at least 30 days after the date we receive Written Notice and no later than the oldest Owner's or Annuitant's 95th birthday. You may not choose a new Annuity Date that is less than 3 years after the most recent Purchase Payment. You also must elect as your Annuity Option either payments for the life of the Annuitant with no certain period or for a certain period of no less than 10 years.

                          Annuity Value

                          The Annuity Value is the amount we will apply to the Annuity Option you have selected. Generally the Annuity Value is your Contract Value on the Annuity Date, less any applicable fees, charges and premium tax on that date. In the circumstances described below, however, we may use an Annuity Value that is higher than the Contract Value.

                          PayStream Plus Annuitization Benefit

                          (not available in New Hampshire or Utah)

                          If your Annuity Date is on or after your 10th Contract Anniversary and you select Annuity Option B (life income with or without a certain period) with a certain period of at least 10 years, your Annuity Value will be your Contract Value on the Annuity Date plus 2% of the Contract Value on that date, less any applicable fees, charges and premium tax.

                          Annuity Income Payments

                          On the Annuity Date, we will apply your Annuity Value to the Annuity Option you have selected to determine your annuity income payment. You may elect to receive a fixed income payment, a variable income payment, or a combination of both using the same Annuity Option and certain period. You have the option of choosing to receive annuity income payments monthly, quarterly, semi-annually, or annually.

                          Fixed Income Payments

                          Fixed income payments are periodic payments from Protective Life to the designated Payee, the amount of which is fixed and guaranteed by Protective Life. Fixed income payments are not in any way dependent upon the investment experience of the Variable Account. Once fixed income payments have begun, they may not be surrendered.

                          Variable Income Payments

                          Variable income payments are periodic payments from Protective Life to the designated Payee, the amount of which varies from one payment to the next as a reflection of the net investment experience of the Sub-Account(s) you select to support the payments. You may fully or partially surrender variable income payments for a commuted value if those payments are being made under Annuity Option A (payments for a certain period). "Commuted value" is the present value of the future variable income payments made over the selected certain period, discounted back at an Assumed Investment Return. Refer to Appendix C for an explanation of the commuted value calculation. You may not surrender variable income payments if those payments are being made under Annuity Option B (life income with or without a certain period).

                          A surrender charge will apply (for the B Series and L Series) if you fully or partially surrender variable income payments within 7 years (B Series) or 4 years (L Series) after our receipt of any Purchase Payment. In this case, the surrender charge will be determined as described in the "Charges and Deductions, Surrender Charge" section of this Prospectus, but without regard to any free withdrawal amount that may have otherwise been available.

                          Annuity Units

                          On the Annuity Date, we will apply the Annuity Value you have allocated to variable income payments (less applicable charges and premium taxes) to the variable Annuity Option you have selected. Using an interest assumption of 5%, we will determine the dollar amount that would equal a variable income payment if a payment were made on that date. (No payment is actually made on that date.) We will then allocate that dollar amount among the Sub-Accounts you selected to support your variable income payments, and we will determine the number of Annuity Units in each of those Sub-Accounts that is credited to your Contract. We will make this determination based on the Annuity Unit values established at the close of regular trading on the New York Stock Exchange on the Annuity Date. If the Annuity Date is a day on which the New York Stock Exchange is closed, we will determine the number of Annuity Units on the next day the New York Stock Exchange is open. The number of Annuity Units attributable to each Sub-Account under a Contract generally remains constant unless there is an exchange of Annuity Units between Sub-Accounts.

                          Determining the Amount of Variable Income Payments

                          We will determine the amount of your variable income payment no earlier than five Valuation Dates before the date on which a payment is due, using values established at the close of regular trading on the New York Stock Exchange that day.

                          We determine the dollar amount of each variable income payment attributable to each Sub-Account by multiplying the number of Annuity Units of that Sub-Account credited to your Contract by the Annuity Unit value (described below) for that Sub-Account on the Valuation Period during which the payment is determined. The dollar value of each variable income payment is the sum of the variable income payments attributable to each Sub-Account.

                          The Annuity Unit value of each Sub-Account for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

                            is the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated;
                            is the Annuity Unit value for the preceding Valuation Period; and
                            is a daily Assumed Investment Return (AIR) factor adjusted for the number of days in the Valuation Period.

                          The AIR is equal to 5%.

                          If the net investment return of the Sub-Account for a variable income payment period is equal to the AIR during that period, the variable income payment attributable to that Sub-Account for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the AIR for that period, the payment for that period will be greater than the payment for the prior period; to the extent that such net investment return falls short of the AIR for that period, the payment for that period will be less than the payment for the prior period.

                          Refer to Appendix C for an explanation of the variable income payment calculation.

                          Exchange of Annuity Units

                          After the Annuity Date, you may exchange the dollar amount of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the exchange, the dollar amount of a variable income payment generated from the Annuity Units of either Sub-Account would be the same. We allow only one exchange between Sub-Accounts in any calendar month, and allow no exchanges between the Guaranteed Account and the Variable Account.

                          Annuity Options

                          You may select an Annuity Option, or change your selection by Written Notice that Protective Life receives no later than 30 days before the Annuity Date. You may not change your selection of an Annuity Option less than 30 days before the Annuity Date. We will send you a notice in advance of your Annuity Date which asks you to select your Annuity Option. Your choice of Annuity Option may be limited, depending on your use of the Contract. If you have not selected an Annuity Option within 30 days of the Annuity Date, we will apply your Annuity Value to Option B — Life Income with Payments for a 10 Year Certain Period, with the Variable Account value used to purchase variable income payments and the Guaranteed Account value used to purchase fixed income payments.

                          Generally, you may select from among the Annuity Options described below. However, certain Annuity Options and/or certain period durations may not be available, depending on the age of the Annuitant and whether your Contract is a Qualified Contract that is subject to limitations under the Required Minimum Distribution rules of Section 401(a)(9) of the Code. In addition, once annuity payments start under an Annuity Option, it may be necessary to modify those payments following the Annuitant's death in order to comply with the Required Minimum Distribution rules, if your Annuity is a Qualified Contract. For a discussion of the post-death distribution requirements for Qualified Contracts, see "QUALIFIED RETIREMENT PLANS, Required Minimum Distributions Upon Your Death."

                          Option A — Payments For a Certain Period:

                          We will make payments for the period you select. No certain period may be longer than 30 years. Payments under this Annuity Option do not depend on the life of an Annuitant.

                          Option B — Life Income With Or Without A Certain Period:

                          Payments are based on the life of the named Annuitant(s). If you elect to include a certain period, we will make payments for the lifetime of the Annuitant(s), with payments guaranteed for the certain period you select. No certain period may be longer than 30 years. Payments stop at the end of the selected certain period or when the Annuitant(s) dies, whichever is later. We reserve the right to demand proof that the Annuitant(s) is living prior to making any payment under Option B. If no certain period is selected, no payments will be made after the death of the Annuitant(s), no matter how few or how many payments have been made. This means the Payee will receive no annuity payments if the Annuitant(s) dies before the first scheduled payment, will receive only one payment if death occurs before the second scheduled payment, and so on.

                          Additional Option

                          You may use the Annuity Value to purchase any annuity contract that we offer on the date you elect this option.

                          When selecting an Annuity Option, you should bear in mind that the amount of each payment for a certain period compared to the amount of each payment for life (either with or without a certain period) depends on the length of the certain period chosen and the life expectancy of the Annuitant(s). The longer the life expectancy, the lower the payments. Generally, the shorter the certain period chosen, the higher the payments. In addition, more frequent payments will generally result in lower payment amounts, and conversely, less frequent payments will result in higher payment amounts. You also should consider that, assuming Annuitants with the same life expectancy, choosing Option B — Life Income Without a Certain Period will result in larger annuity payments than Option B — Life Income with a Certain Period (although the Payee will receive more payments under Option B — Life Income with a Certain Period if the Annuitant dies before the end of the certain period). You should consult your sales representative to discuss which Annuity Option would be most appropriate for your circumstances.

                          At this time Protective does not allow a "partial annuitization," i.e., we do not allow you to apply a portion of your Contract Value to an annuity option while maintaining the remaining Contract Value available for withdrawals or a surrender. However, in the future we may allow a partial annuitization subject to our then applicable rules and procedures.

                          Minimum Amounts

                          If your Annuity Value is less than $2,000 on the Annuity Date, we reserve the right to pay the Annuity Value in one lump sum if, in our sole discretion we determine that a single payment is necessary to avoid excessive administration costs. If at any time your annuity income payments are less than the minimum payment amount according to the Company's rules then in effect, we reserve the right to change the frequency to an interval that will result in a payment at least equal to the minimum.

                          Death of Annuitant or Owner After Annuity Date

                          In the event of the death of any Owner on or after the Annuity Date, the Beneficiary will become the new Owner. If any Owner or Annuitant dies on or after the Annuity Date and before all benefits under the Annuity Option you selected have been paid, we generally will pay any remaining portion of such benefits at least as rapidly as under the Annuity Option in effect when the Owner or Annuitant died. However, in the case of a Qualified Contract, the Required Minimum Distribution rules of Code Section 401(a)(9) may require any remaining portion of such benefits to be paid more rapidly than originally scheduled. In that regard, it is important to understand that in the case of a Qualified Contract, once annuity payments start under an Annuity Option it may be necessary to modify those payments following the Annuitant's death in order to comply with the Required Minimum Distribution rules. See "QUALIFIED RETIREMENT PLANS, Required Minimum Distributions Upon Your Death." After the death of the Annuitant, any remaining payments shall be payable to the Beneficiary unless you specified otherwise before the Annuitant's death.

                          YIELDS AND TOTAL RETURNS

                          From time to time, Protective Life may advertise or include in sales literature yields, effective yields, and total returns for the Sub-Accounts. These figures are based on historic results and do not indicate or project future performance.

                          Yields, effective yields, and total returns for the Sub-Accounts are based on the investment performance of the corresponding Funds. The Funds' performance also reflects the Funds' expenses, including any 12b-1 fees. Certain of the expenses of each Fund may be reimbursed by the investment manager. See the prospectuses for the Funds.

                          Yields

                          The yield of the Invesco V.I. U.S. Government Money Portfolio Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The SEC Standardized yield is calculated by assuming that the income generated for that seven-day period is generated each seven day period over a 52 week period and is shown as a percentage of the investment. The SEC Standardized effective yield is calculated similarly but when annualized the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

                          The yield of a Sub-Account (except the Invesco V.I. U.S Government Money Portfolio Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.

                          Information regarding the current yield of the Invesco V.I. U.S. Government Money Portfolio Sub-Account as well as the performance of the other Sub-Accounts can be found at https://apps.myprotective.com/vavulperformance/Views/default.aspx. Both SEC standardized and non-SEC standardized data are available.

                          Total Returns

                          The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are based on an average return over various periods of time.

                          Certain Funds have been in existence prior to the investment by the Sub-Accounts in such Funds. Protective Life may advertise and include in sales literature the performance of the Sub-Accounts that invest in these Funds for these prior periods. The performance information of any period prior to the investments by the Sub-Accounts is calculated as if the Sub-Accounts had invested in those Funds during those periods, using current charges and expenses associated with the Contract.

                          Standardized Average Annual Total Returns

                          The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which the quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This SEC standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied under the Contract and any surrender charges that would apply if you terminated the Contract at the end of each indicated period, but excluding any deductions for premium taxes.

                          When a Sub-Account has been in operation prior to the commencement of the offering of the Contract described in this Prospectus, Protective Life may advertise and include in sales literature the performance of the Sub-Accounts for these prior periods. The Sub-Account performance information of any period prior to the commencement of the offering of the Contract is calculated as if the Contract had been offered during those periods, using current charges and expenses.

                          Until a Sub-Account (other than the Invesco V.I. U.S. Government Money Portfolio Sub-Account) has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date that Sub-Account began operations. When a Sub-Account (other than the Invesco V.I. U.S. Government Money Portfolio Sub-Account) has been in operation for one, five and ten years, respectively, the standard version average annual total return for these periods will be provided.

                          Non-Standard Average Annual Total Returns

                          In addition to the standard version of average annual total return described above, total return performance information computed on non-standard bases may be used in advertisements or sales literature. Non-standard average annual total return information may be presented, computed on the same basis as the standard version except deductions may not include the surrender charges or the contract maintenance fee. In addition, Protective Life may from time to time disclose average annual total return in other non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

                          Protective Life may, from time to time, also disclose yield, standard average annual total returns, and non-standard total returns for the Funds.

                          Non-standard performance data will only be disclosed if the standard performance data for the periods described in "Standardized Average Annual Total Returns," above, is also disclosed.

                          Performance Comparisons

                          Protective Life may, from time to time, advertise or include in sales literature Sub-Account performance relative to certain performance rankings and indices compiled by independent organizations. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), the Variable Annuity Research Data Service ("VARDS"), and Morningstar Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

                          Lipper and Morningstar rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

                          Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

                          Other Matters

                          Protective Life may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts.

                          All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Fund's investment experience is positive.

                          FEDERAL TAX MATTERS

                          Introduction

                          The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

                          This discussion does not address Federal estate, gift, or generation skipping transfer taxes, or any state or local tax consequences associated with the purchase of the Contract. In addition, Protective Life makes no guarantee regarding any tax treatment — federal, state or local — of any Contract or of any transaction involving a Contract.

                          Temporary Rules under CARES Act

                          On March 27, 2020, Congress passed and the President signed into law the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). Among other provisions, the CARES Act includes temporary relief from certain tax rules applicable to IRAs and qualified plans. This relief generally only applied during 2020. These changes are discussed below under “Qualified Retirement Plans.” The CARES Act does not change the tax rules applicable to nonqualified contracts.

                          The Company's Tax Status

                          Protective Life is taxed as a life insurance company under the Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Protective Life does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Variable Account, and therefore does not intend to make provision for any such taxes. If Protective Life is taxed on investment income or capital gains of the Variable Account, then Protective Life may impose a charge against the Variable Account in order to make provision for such taxes.

                          TAXATION OF ANNUITIES IN GENERAL

                          Tax Deferral During Accumulation Period

                          Under existing provisions of the Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if:

                            the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;
                            the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and
                            the Owner is an individual (or an individual is treated as the Owner for tax purposes).

                          Diversification Requirements

                          The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Contract Value over the premiums paid for the Contract. Protective Life expects that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.

                          Ownership Treatment

                          In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be currently includable in the contract owners' gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

                          The ownership rights under the Contract are similar to, but differ in certain respects from, the ownership rights described in certain IRS rulings where it was determined that contract owners were not owners of the assets of a segregated asset account (and thus not currently taxable on the income and gains). For example, the Owner of this Contract has the choice of more Investment Options to which to allocate Purchase Payments and Variable Account values than were addressed in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in any further regulations or rulings which the Treasury Department or IRS may issue. Protective Life therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

                          Nonnatural Owner

                          As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. Thus, if a group Contract is held by a trust or other entity as an agent for certificate owners who are individuals, those individuals should be treated as owning an annuity for federal income tax purposes. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

                          In addition, exceptions to the general rule for nonnatural Owners will apply with respect to:

                            Contracts acquired by an estate of a decedent by reason of the death of the decedent;
                            Certain Qualified Contracts;
                            Contracts purchased by employers upon the termination of certain Qualified Plans;
                            Certain Contracts used in connection with structured settlement agreements; and
                            Contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

                          Delayed Annuity Dates

                          If the Contract's Annuity Date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (e.g., past age 95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includable in the Owner's income.

                          The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

                          Taxation of Withdrawals and Surrenders

                          In the case of a withdrawal, amounts you receive are generally includable in income to the extent your Contract Value before the surrender exceeds your "investment in the contract" (defined below). All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. Amounts received under an automatic withdrawal plan are treated for tax purposes as withdrawals, not annuity payments. In the case of a surrender, amounts received are includable in income to the extent they exceed the "investment in the contract." For these purposes, the "investment in the contract" at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not includable in income.

                          Withdrawals and surrenders may be subject to a 10% penalty tax. (See "Penalty Tax on Premature Distributions.") Withdrawals and surrenders may also be subject to federal income tax withholding requirements. (See "FEDERAL INCOME TAX WITHHOLDING.")

                          As described elsewhere in this Prospectus, the Company assesses a fee with respect to the Maximum Anniversary Value death benefit. The Company also assesses a fee for determining whether it will allow an increased amount of SecurePay Withdrawals for certain medical conditions. It is possible that these fees (or some portion thereof) could be treated for federal tax purposes as a withdrawal from the Contract.

                          Taxation of Annuity Payments

                          Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of variable income payments, the exclusion amount is the "investment in the contract" (defined above) you allocate to the variable Annuity Option when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected (as determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment by (2) the ratio of the investment in the contract you allocate to the fixed Annuity Option, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (determined under Treasury Department regulations).

                          Once the total amount of the investment in the contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

                          There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another within the meaning of federal law. You should consult a tax adviser in those situations.

                          Annuity income payments may be subject to federal income tax withholding requirements. See "FEDERAL INCOME TAX WITHHOLDING."

                          Tax Consequences of Protected Lifetime Income Benefits

                          Withdrawals, pledges, or gifts.  In general, SecurePay and Protective Income Manager Withdrawals are treated for tax purposes as withdrawals. As described elsewhere, in the case of a withdrawal, an assignment or pledge of any portion of a Contract, or a transfer of the Contract without adequate consideration, the Owner will be required to include in income an amount determined by reference to the excess of his or her Contract Value ("cash surrender value" in the case of a transfer without adequate consideration) over the "investment in the contract" at the time of the transaction. If you purchase the SecurePay or Protective Income Manager rider, the IRS may determine that the income in connection with such transactions should be determined by reference to the excess of the greater of (1) the AWA or Optimal Withdrawal Amount, as applicable, or (2) the Contract Value ("cash surrender value" in the case of a transfer without adequate consideration) over the "investment in the contract."

                          Annuity Payments.  If the oldest Owner's or Annuitant's 95th birthday occurs while the SecurePay or Protective Income Manager rider is in effect, and we provide monthly payments equal to the greater of (1) the AWA or Optimal Withdrawal Amount, as applicable, divided by 12, and (2) payments under a life annuity with a 10 year certain period, we will treat such monthly payments as annuity income payments. Also, if the Contract Value is reduced to zero due to the deduction of fees and charges or a SecurePay or Protective Income Manager Withdrawal, we will treat periodic payments made on or after the Annuity Date established under the SecurePay or Protective Income Manager settlement as annuity income payments. As described above, annuity income payments are includable in gross income to the extent they exceed the exclusion amount. Once the total amount of the investment in the contract is excluded from income, annuity income payments will be fully taxable. It is possible that the total amount of the investment in the contract will be excluded from income as a result of withdrawals taken prior to the Annuity Date established under the SecurePay or Protective Income Manager settlement, in which case all payments made on or after that date will be fully includable in income.

                          SecurePay NH.  The proper characterization for federal income tax purposes of the SecurePay NH benefit is unclear. We believe that the increased AWA payable because of confinement in a nursing home will be treated as a taxable payment under your annuity contract (as described above) and will not be excludable from your income as a payment under a long term care insurance contract. It is possible that the IRS could determine that the SecurePay NH benefit provides a form of long term care insurance coverage. In that event, (1) you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your Contract, and (2) the amount of income attributable to AWA payments could differ from the amounts described above.

                          Taxation of Death Benefit Proceeds

                          Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such death benefit proceeds are includable in income as follows:

                            if distributed in a lump sum, they are taxed in the same manner as a surrender, as described above; or
                            if distributed under an Annuity Option, they are taxed in the same manner as annuity income payments, as described above.

                          After the Annuity Date, if a guaranteed period exists under a life income Annuity Option and the Annuitant dies before the end of that period, payments we make to the Beneficiary for the remainder of that period are includable in income as follows:

                            if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or
                            if distributed in accordance with the existing Annuity Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includable in income.

                          Proceeds payable on death may be subject to federal income tax withholding requirements. (See "FEDERAL INCOME TAX WITHHOLDING.")

                          Assignments, Pledges, and Gratuitous Transfers

                          Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Contract Value is treated for federal income tax purposes as a withdrawal of such amount or portion. If the entire Contract Value is assigned or pledged, subsequent increases in the Contract Value are also treated as withdrawals for as long as the assignment or pledge remains in place. The investment in the contract is increased by the amount included in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be required to include in income the difference between the "cash surrender value" and the investment in the contract at the time of transfer. In such case, the transferee's "investment in the contract" will increase to reflect the increase in the transferor's income. The exceptions for transfers to the Owner's spouse (or to a former spouse) are limited to individuals that are treated as spouses under federal law.

                          Penalty Tax on Premature Distributions

                          Where we have not issued the Contract in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract (e.g., withdrawals, surrenders, annuity payments, death benefit proceeds, assignments, pledges, and gratuitous transfers) that is includable in income unless the payment is:

                            received on or after the Owner reaches age 59-1/2;
                            attributable to the Owner's becoming disabled (as defined in the tax law);
                            made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);
                            made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary (as defined in the tax law); or
                            made under a Contract purchased with a single Purchase Payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

                          Certain other exceptions to the 10% penalty tax not described herein also may apply. (Similar rules, discussed below, apply in the case of certain Qualified Contracts.)

                          Aggregation of Contracts

                          In certain circumstances, the IRS may determine the amount of an annuity income payment, withdrawal, or a surrender from a Contract that is includable in income by combining some or all of the annuity contracts a person owns that were not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by Protective Life (or its affiliates), the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment that was not received as an annuity (including surrenders or withdrawals prior to the Annuity Date) is includable in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal, surrender, or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

                          Exchanges of Annuity Contracts

                          We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the Contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a withdrawal, surrender, annuity income payment, or death benefit).

                          If you exchange part of an existing contract for the Contract, and within 180 days of the exchange you receive a payment other than certain annuity payments (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the Contract could be includible in your income and subject to a 10% penalty tax.

                          You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract, especially if you may make a withdrawal from either contract within 180 days after the exchange.

                          Medicare Hospital Insurance Tax on Certain Distributions

                          A Medicare hospital insurance tax of 3.8% will apply to some types of investment income. This tax will apply to all taxable distributions from non-Qualified Contracts. This tax only applies to taxpayers with "modified adjusted gross income" above $250,000 in the case of married couples filing jointly or a qualifying widow(er) with dependent child, $125,000 in the case of married couples filing separately, and $200,000 for all others. For more information regarding this tax and whether it may apply to you, please consult your tax advisor.

                          Loss of Interest Deduction Where Contract Is Held By or For the Benefit of Certain Nonnatural Persons

                          In the case of Contracts issued after June 8, 1997, to a nonnatural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, that entity's general interest deduction under the Code may be limited. More specifically, a portion of its otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that the Owner received or accrued during the taxable year. Entities that are considering purchasing the Contract, or entities that will be Beneficiaries under a Contract, should consult a tax adviser.

                          QUALIFIED RETIREMENT PLANS

                          In General

                          The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Many Qualified Plans provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans and employee benefits plans or arrangements alone. Those who are considering the purchase of a Contract for use in connection with a Qualified Plan should consider, in evaluating the suitability of the Contract, that the C Series and L Series, and the B Series, if you purchase the Protective Income Manager, require a minimum initial Purchase Payment of at least $25,000 and that additional Purchase Payments may be limited or not accepted. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, we make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. State income tax rules applicable to Qualified Plans and Qualified Contracts often differ from federal income tax rules, and this prospectus does not describe any of these differences. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

                          The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for surrenders, automatic withdrawals, withdrawals, and annuity income payments under Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that you and/or your employer may make, and the tax deduction or exclusion that you and/or your employer may claim for such contribution, are limited under Qualified Plans.

                          Temporary Rules under the CARES Act

                          As noted above, on March 27, 2020, Congress passed and the President signed into law the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”), which includes temporary relief during 2020 from certain of the tax rules applicable to IRAs and qualified plans. The scope and availability of this temporary relief may vary depending on a number of factors, including (1) the type of plan or IRA with which the contract is used, (2) whether a plan sponsor implements a particular type of relief, (3) your specific circumstances, and (4) future guidance issued by the Internal Revenue Service and the Department of Labor. You should consult with a tax and/or legal adviser to determine if relief is available to you before taking or failing to take any actions involving your IRA or other Qualified Contract.

                          Required Minimum Distributions.  The CARES Act waives the requirement to take minimum distributions from IRAs and defined contribution plans in 2020. The waiver applies to any minimum distribution due from such arrangements in 2020, including minimum distributions with respect to the 2019 tax year that were due in 2020.

                          This relief applies both to lifetime and post-death minimum distributions due in 2020. In that regard, the CARES Act also provides that if the post-death 5-year rule described below under “Required Distributions upon Your Death, Prior law” applies, the 5-year period is determined without regard to calendar year 2020.

                          Distributions.  The CARES Act provides relief for coronavirus-related distributions made from an “eligible retirement plan” (defined below) to a “qualified individual” (also defined below). The relief —

                            Permitted in-service distributions, even if such amounts were not otherwise distributable from the plan under sections 401(k), 403(b), or 457 of the Code;
                            Provided an exception to the 10% Additional Tax under section 72(t) of the Code;
                            Exempted the distribution from the mandatory 20% withholding applicable to eligible rollover distributions;
                            Permitted an IRA owner or employee to include income attributable to the distribution over the three-year period beginning with the year the distribution would otherwise be taxable unless they elect out; and
                            Permits recontribution of the distribution to an eligible retirement plan within three years, in which case the recontribution is generally treated as a direct trustee to trustee transfer within 60 days of the distribution.

                          The distribution must come from, and any recontribution must be made to, an “eligible retirement plan” within the meaning of section 402(c)(8)(B) of the Code, i.e., an IRA, 401(a) plan, 403(a) plan, 403(b) plan, or governmental 457(b) plan, including Roth arrangements. The relief is limited to aggregate distributions of $100,000. The relief applies to such distributions made at any time during the 2020 calendar year.

                          Plan Loans.  The CARES Act provides the following relief with respect to plan loans taken by any “qualified individual” (as defined below) —

                            For loans made during the 180-day period beginning March 27, 2020, the maximum loan amount under the Code was increased from $50,000 or 50% of the vested account balance to $100,000 or 100% of the vested account balance.
                            The due date under the Code for any repayment on a loan that otherwise was due between March 27, 2020 and December 31, 2020, was delayed for one year.

                          Individuals Eligible for Withdrawal and Loan Relief.  Only a “qualified individual” is eligible for the withdrawal and loan relief provided under the CARES Act. A “qualified individual” is an individual in one of the following categories:

                            The individual is diagnosed with the virus SARS-CoV-2 or with coronavirus disease 2019 (COVID-19) by a test approved by the Centers for Disease Control and Prevention;
                            The individual’s spouse or dependent is diagnosed with such virus or disease; or
                            The individual experiences adverse financial consequences as a result of being quarantined, being furloughed or laid off or having work hours reduced due to such virus or disease, being unable to work due to lack of child care due to such virus or disease, closing or reducing hours of a business owned or operated by the individual due to such virus or disease, or other factors as determined by Internal Revenue Service.

                          The CARES Act provides that the administrator of an eligible retirement plan may rely on an employee’s certification that the employee is a qualified individual as defined above.

                          Required Minimum Distributions In General

                          In the case of Qualified Contracts, special tax rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. Distributions of minimum amounts (as specified in the tax law) must commence from Qualified Plans by the "required beginning date." In the case of Individual Retirement Accounts or Annuities (IRAs), this generally means April 1 of the calendar year following the calendar year in which the Owner attains age 72 (or 70 1/2 for Owners born before July 1, 1949). In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. The death benefit under your Contract, the PayStream Plus annuitization benefit, the benefits under the SecurePay rider, the benefits under the Protective Income Manager rider, and certain other benefits that the IRS may characterize as "other benefits" for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the minimum required distribution that must be taken from your Contract.

                          Required Minimum Distributions Upon Your Death

                          Upon your death under an IRA, Roth IRA, or other employer sponsored defined contribution plan, any remaining interest must be distributed in accordance with federal income tax requirements under Section 401(a)(9) of the Code. The death benefit provisions of your Qualified Contract shall be interpreted to comply with those requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Setting Every Community Up for Retirement Enhancement Act (SECURE Act), which was part of the larger Further Consolidated Appropriations Act, 2020. The post-death distribution requirements under prior law continue to apply in certain circumstances.

                          Prior law.  Under prior law, if an employee under an employer sponsored plan or the owner of an IRA dies prior to the required beginning date, the remaining interest must be distributed (1) within 5 years after the death (the “5-year rule”), or (2) over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of the designated beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If the employee or IRA owner dies on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

                          The new law.  Under the new law, if you die after 2019, and you have a designated beneficiary, any remaining interest must be distributed within 10 years after your death, unless the designated beneficiary is an “eligible designated beneficiary” (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.

                          This 10-year post-death distribution period applies regardless of whether you die before your required beginning date or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the beneficiary is an EDB and the EDB dies before the entire interest is distributed under this 10-year rule, the remaining interest must be distributed within 10 years after the EDB’s death.

                          Instead of taking distributions under the new 10-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within 10 years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within 10 years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years).

                          If your beneficiary is not an individual, such as a charity, your estate, or in some cases a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your beneficiary is a trust and all the beneficiaries of the trust are individuals, the new law may apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries, including special rules allowing a beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations, particularly if a trust is involved.

                          More generally, the new law applies if you die after 2019, subject to several exceptions. In particular, if you are an employee under a governmental plan, such as a governmental 457(b) plan, the new law applies to your interest in that plan only if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies to your interest in that plan only if you die after 2021 (unless the collective bargaining agreements terminate earlier).

                          In addition, the new post-death distribution requirements generally do not apply if the employee or IRA owner died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee or IRA owner dies after January 1, 2020, any remaining interest must be distributed within 10 years of the designated beneficiary’s death. Hence, this 10-year rule generally will apply to (1) a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee or IRA owner who died prior to 2020, and (2) an inherited IRA issued after 2019 to the designated beneficiary of an employee or IRA owner who died prior to 2020.

                          It is important to note that under prior law, annuity payments that commenced under a method that satisfied the distribution requirements while the employee or IRA owner was alive could continue to be made under that method after the death of the employee or IRA owner. Under the new law, however, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be accelerated at the end of that period (or otherwise modified after your death if permitted under federal tax law and by Protective Life) in order to comply with the new post-death distribution requirements.

                          As a general matter, however, the new post-death distribution requirements do not apply if annuity payments that comply with prior law commenced prior to December 20, 2019. Also, even if annuity payments have not commenced prior to December 20, 2019, the new requirements generally do not apply to annuity contracts purchased prior to that date, if you have made an irrevocable election before that date as to the method and amount of the annuity.

                          Spousal continuation.  Under the new law, as under prior law, if your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA, or by treating your IRA as your surviving spouse’s own IRA.

                          The post-death distribution requirements are complex and unclear in numerous respects. The Internal Revenue Service and U.S. Department of the Treasury have issued very little guidance on the new law. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

                          Additional Tax on Premature Distributions

                          There may be a 10% additional tax under section 72(t) of the Code on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this additional tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the additional tax does not apply to a payment:

                            received on or after the date the Owner reaches age 59-1/2;
                            received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or
                            made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law).

                          These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Section 401, exception "c" above for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the additional tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases, for qualified higher education expenses, or in the case of a qualified birth or adoption. You must meet special conditions to be eligible for these three exceptions to the additional tax. Those wishing to take a distribution from an IRA for these purposes should consult their tax adviser. Certain other exceptions to the 10% additional tax not described herein also may apply.

                          Other Considerations

                          When issued in connection with a Qualified Plan, we will amend a Contract as generally necessary to conform to the requirements of the plan. However, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.

                          Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.

                          Individual Retirement Accounts and Annuities

                          Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. If you use this Contract in connection with an IRA, the Owner and Annuitant generally must be the same individual and generally may not be changed. IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible, and on the time when distributions must commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), you may "roll over" distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

                          However, you may not use the Contract in connection with a "Coverdell Education Savings Account" (formerly known as an "Education IRA") under Section 530 of the Code, a "Simplified Employee Pension" under Section 408(k) of the Code, or a "Simple IRA" under Section 408(p) of the Code.

                          Roth IRAs

                          Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income.

                          A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be either (1) made after the Owner attains the age of 59-1/2; (2) made after the Owner's death; (3) attributable to the Owner being disabled; or (4) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. In addition, distributions from Roth IRAs need not commence during the Owner's lifetime. A Roth IRA may accept a "qualified rollover contribution" from a (1) non-Roth IRA, (2) a "designated Roth account" maintained under a Qualified Plan, and (3) certain Qualified Plans of eligible individuals. Special rules apply to rollovers to Roth IRAs from Qualified Plans and from designated Roth accounts under Qualified Plans. You should seek competent advice before making such a rollover.

                          A conversion of a traditional IRA to a Roth IRA, and a rollover from any other eligible retirement plan to a Roth IRA, made after December 31, 2017, cannot be recharacterized as having been made to a traditional IRA.

                          IRA to IRA Rollovers and Transfers

                          A rollover contribution is a tax-free movement of amounts from one IRA to another within 60 days after you receive the distribution. In particular, a distribution from a non-Roth IRA generally may be rolled over tax-free within 60 days to another non-Roth IRA, and a distribution from a Roth IRA generally may be rolled over tax-free within 60 days to another Roth IRA. A distribution from a Roth IRA may not be rolled over (or transferred) tax-free to a non-Roth IRA.

                          A rollover from any one of your IRAs (including IRAs you have with another company) with another IRA is allowed only once within a one-year period. This limitation applies on an aggregate basis and applies to all types of your IRAs, meaning that you cannot make an IRA to IRA rollover if you have made such a rollover involving any of your IRAs in the preceding one-year period. For example, a rollover between your Roth IRAs would preclude a separate rollover within the one-year period between your non-Roth IRAs, and vice versa. The one-year period begins on the date that you receive the IRA distribution, not the date it is rolled over into another IRA.

                          If the IRA distribution does not satisfy the rollover rules, it may be (1) taxable in the year distributed, (2) subject to a 10% tax on early distributions, and (3) treated as a regular contribution to the recipient IRA, which could result in an excess contribution.

                          If you inherit an IRA from your spouse, you generally can roll it over into an IRA established for you, or you can choose to make the inherited IRA your own. If you inherited an IRA from someone other than your spouse, you cannot roll it over, make it your own, or allow it to receive rollover contributions.

                          A rollover from one IRA to another is different from a direct trustee-to-trustee transfer of your IRA assets from one IRA trustee to another IRA trustee. A “trustee-to-trustee” transfer is not considered a rollover and is not subject to the 60-day rollover requirement or the one rollover per year rule. In addition, a rollover between IRAs is different from direct rollovers from certain Qualified Plans to non-Roth IRAs and “qualified rollover contributions” to Roth IRAs.

                          Pension and Profit-Sharing Plans

                          Section 401(a) of the Code permits employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans. These types of plans may be subject to rules under Sections 401(a)(11) and 417 of the Code that provide rights to a spouse or former spouse of a participant. In such a case, the participant may need the consent of the spouse or former spouse to change annuity options, to elect a partial automatic withdrawal option, or to make a partial or full surrender of the Contract.

                          Pension and profit sharing plans are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the Contract is suitable for purchase in connection with such a plan, you should consider the effect of the minimum initial Purchase Payment of at least $25,000 in certain circumstances on the plan's compliance with applicable nondiscrimination requirements. You should also consider the extent to which other aspects of the Contract, e.g. , that the Annual Contract Maintenance Fee is waived for Contract Values that are greater than $100,000, may affect the plan's compliance with the nondiscrimination requirements. Violation of these rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the Contract in connection with such plans should seek competent advice.

                          Section 403(b) Annuity Contracts

                          Protective Life does not issue Contracts under Section 403(b) of the Code (i.e., tax sheltered annuities or "TSAs").

                          Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

                          Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization under a Section 457 plan will not be treated as an annuity contract for federal income tax purposes. The Contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the Contract.

                          Protected Lifetime Income Benefits

                          The Company offers for an additional charge three optional Protected Lifetime Income Benefit riders – the SecurePay rider, the SecurePay 6 rider, and the Protective Income Manager rider (collectively, the "PLIB riders"). As noted above, Qualified Plans are subject to numerous special requirements and there is no authoritative guidance from the IRS on the effects on a Qualified Plan of the purchase of a benefit such as the PLIB riders. Plan fiduciaries should consult a tax advisor before purchasing a Qualified Contract with a PLIB rider because the purchase of a PLIB rider could affect the qualification of the Contract and/or the Qualified Plan associated with the Contract. For example, it is unclear whether a PLIB rider is part of the "balance of the employee's account" within the meaning of Code Section 411(a)(7), and, if so, whether a discontinuance or adjustment in PLIB coverage (such as upon the participant taking an "excess" withdrawal, or reallocating to another investment option within the plan) can result in an impermissible forfeiture under Code Section 411(a). In addition, certain Qualified Plans are subject to nondiscrimination rules. The non-discrimination rules generally require that benefits, rights or features of the plan not discriminate in favor of highly compensated individuals. In evaluating whether the Contract with a Protective Income Manager rider is suitable for purchase in connection with such a plan, plan fiduciaries should consider among other things the effect of the minimum initial purchase payment of $25,000 on the plan's compliance with the nondiscrimination requirements. In addition, certain types of Qualified Plans, such as a profit sharing plan under Section 401(a) of the Code, must comply with certain qualified joint and survivor annuity rules ("QJSA rules") if a participant elects to receive a life annuity. The manner in which the QJSA rules apply to the PLIB riders is unclear. For example, it is unclear what actions under a PLIB rider could be viewed as the election of a life annuity triggering certain spousal consent requirements. Noncompliance with the QJSA rules could affect the qualification of the Qualified Plan associated with your Contract. There may be other aspects of the PLIB riders that could affect a Qualified Plan's tax status which are not discussed here.

                          When the SecurePay rider is purchased, one of the benefits available is the SecurePay NH. The proper characterization for federal income tax purposes of the SecurePay NH benefit is unclear. We believe the better characterization of the SecurePay NH benefit is that it is an annuity benefit and the increased AWA payments made under the SecurePay NH benefit are payments from your annuity. However, it is possible that the IRS could determine that the SecurePay NH benefit provides a form of long term care insurance coverage or some other type of "incidental benefit." The tax consequences of such a characterization are uncertain, but it could affect the qualification of the Contract and/or the Qualified Plan associated with the Contract.

                          Direct Rollovers

                          If your Contract is used in connection with a pension or profit-sharing plan qualified under Section 401(a) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under Section 457(b) of the Code, any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under Section 401(a) of the Code, or an eligible Section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under Section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

                          Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain eligible retirement plans (such as an IRA). Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

                          FEDERAL INCOME TAX WITHHOLDING

                          In General

                          Protective Life will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract, including amounts that escheat to the state, unless the distributee notifies Protective Life at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Protective Life may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Date) and conversions of, or rollovers from, non-Roth IRAs and Qualified Plans to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                          Nonresident Aliens and Foreign Corporations

                          The discussion above provides general information regarding federal withholding tax consequences to annuity contract purchasers or beneficiaries that are U.S. citizens or residents. Purchasers or beneficiaries that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a tax advisor regarding federal tax withholding with respect to the distributions from a Contract.

                          FATCA Withholding

                          In order for the Company to comply with income tax withholding and information reporting rules which may apply to annuity contracts, the Company may request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity; and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If the Company does not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which the Company is required to withhold income tax. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, the Company may be required to report contract values and other information for certain contractholders. For this reason the Company may require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor,type of payee and type of distributee or recipient.

                          GENERAL MATTERS

                          Error in Age or Gender

                          When a benefit of the Contract is contingent upon any person's age or gender, we may require proof of such. We may suspend payments until we receive proof. When we receive satisfactory proof, we will make the payments which were due during the period of suspension. Where the use of unisex mortality rates is required, we will not determine or adjust benefits based upon gender.

                          If after we receive proof of age and gender (where applicable), we determine that the information you furnished was not correct, we will adjust any benefit under this Contract to that which would be payable based upon the correct information. If we have underpaid a benefit because of the error, we will make up the underpayment in a lump sum. If the error resulted in an overpayment, we will deduct the amount of the overpayment from any current or future payment due under the Contract. We will deduct up to the full amount of any current or future payment until the overpayment has been fully repaid. Underpayments and overpayments will bear interest at an annual effective interest rate of 3% when permitted by the state of issue.

                          Incontestability

                          We will not contest the Contract.

                          Non-Participation

                          The Contract is not eligible for dividends and will not participate in Protective Life's surplus or profits.

                          Assignment or Transfer of a Contract

                          You have the right to assign or transfer a Contract if it is permitted by law. Generally, you do not have the right to assign or transfer a Qualified Contract. We do not assume responsibility for any assignment or transfer. Any claim made under an assignment or transfer is subject to proof of the nature and extent of the assignee's or transferee's interest before we make a payment. Assignments and transfers have federal income tax consequences. An assignment or transfer may result in the Owner recognizing taxable income. See "TAXATION OF ANNUITIES IN GENERAL, Assignments, Pledges and Gratuitous Transfers."

                          Notice

                          All instructions and requests to change or assign the Contract must be received in Good Order. The instruction, change or assignment will relate back to and take effect on the date it was signed, except we will not be responsible for following any instruction or making any change or assignment before we receive it.

                          Modification

                          No one is authorized to modify or waive any term or provision of this Contract unless we agree to the modification or waiver in writing and it is signed by our President, Vice-President or Secretary. We reserve the right to change or modify the provisions of this Contract to conform to any applicable laws, rules or regulations issued by a government agency, or to assure continued qualification of the Contract as an annuity contract under the Code. We will send you a copy of the endorsement that modifies the Contract, and where required we will obtain all necessary approvals, including that of the Owner(s).

                          Reports

                          At least annually prior to the Annuity Date, we will send to you at the address contained in our records a report showing the current Contract Value and any other information required by law.

                          Settlement

                          Benefits due under this Contract are payable from our Administrative Office. You may apply the settlement proceeds to any payout option we offer for such payments at the time you make the election. Unless directed otherwise in writing, we will make payments according to the Owner's instructions as contained in our records at the time we make the payment. We shall be discharged from all liability for payment to the extent of any payments we make.

                          Receipt of Payment

                          If any Owner, Annuitant, Beneficiary or Payee is incapable of giving a valid receipt for any payment, we may make such payment to whomever has legally assumed his or her care and principal support. Any such payment shall fully discharge us to the extent of that payment.

                          Protection of Proceeds

                          To the extent permitted by law and except as provided by an assignment, no benefits payable under this Contract will be subject to the claims of creditors.

                          Minimum Values

                          The values available under the Contract are at least equal to the minimum values required in the state where the Contract is delivered.

                          Application of Law

                          The provisions of the Contract are to be interpreted in accordance with the laws of the state where the Contract is delivered, with the Code and with applicable regulations.

                          No Default

                          The Contract will not be in default if subsequent Purchase Payments are not made.

                          DISTRIBUTION OF THE CONTRACTS

                          Distribution

                          We have entered into an agreement with Investment Distributors, Inc. ("IDI") under which IDI has agreed to distribute the Contracts on a "best efforts" basis. Under the agreement, IDI serves as principal underwriter (as defined under Federal securities laws and regulations) for the Contracts. IDI is a Tennessee corporation and was established in 1993. IDI, a wholly-owned subsidiary of PLC, is an affiliate of Protective Life, and its home office shares the same address as Protective Life. IDI is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member firm of the Financial Industry Regulatory Authority, Inc. ("FINRA").

                          IDI does not sell Contracts directly to purchasers. IDI, together with Protective Life, enters into distribution agreements with other broker-dealers, including ProEquities, Inc., an affiliate of Protective Life and IDI (collectively, "Selling Broker-Dealers") for the sale of the Contracts. Registered representatives of the Selling Broker-Dealers sell the Contracts directly to purchasers. Registered representatives of the Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed as agents of Protective Life in order to sell the Contracts.

                          We pay commissions and additional asset-based compensation to Selling Broker-Dealers through IDI. IDI does not retain any commission payment or other amounts as principal underwriter for the Contracts. However, we pay IDI a fee to cover some or all of IDI's operating and other expenses.

                          We paid the following aggregate dollar amounts to IDI in commissions and additional asset-based compensation relating to sales of our variable annuity contracts, including the Contracts, which IDI passed along directly to the Selling Broker-Dealers.

Fiscal Year Ended	Amount Paid to IDI
December 31, 2018	$63,025,419
December 31, 2019	$56,817,374
December 31, 2020	$55,084,201

                          We no longer offer the Contract to new purchasers.

                          Selling Broker-Dealers

                          We pay commissions to all Selling Broker-Dealers and provide some form of non-cash compensation to some Selling Broker-Dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. We may use any of our corporate assets to pay commissions and other costs of distributing the Contracts, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contracts. Commissions and other incentives or payments described below are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contracts or from our general account.

                          Compensation Paid to All Selling Broker-Dealers.  We pay commissions as a percentage of initial and subsequent Purchase Payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions varies depending on the distribution agreement, we do not expect them to exceed 8% of any Purchase Payment (if compensation is paid as a percentage of Purchase Payments) and/or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). In the normal course of business, we also provide non-cash compensation in connection with the promotion of the Contracts, including conferences and seminars (including travel, lodging and meals in connection therewith), and items of relatively small value, such as promotional gifts, meals, or tickets to sporting or entertainment events, in accordance with all applicable federal and state rules, including FINRA's non-cash compensation rules.

                          The registered representative who sells you the Contract typically receives a portion of the compensation we pay to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

                          Additional Compensation Paid to Selected Selling Broker-Dealers.  In addition to ordinary commissions and non-cash compensation, we may pay additional asset-based compensation to selected Selling Broker-Dealers. These payments may be made through IDI. These payments may be (1) additional amounts as a percentage of purchase payments and/or premiums we receive on our variable insurance products (including the Contracts), and (2) additional "trail" commissions, which are periodic payments as a percentage of the contract and policy values or variable account values of our variable insurance products (including Contract Values and Variable Account values of the Contracts). Some or all of these additional asset-based compensation payments may be conditioned upon the Selling Broker-Dealer producing a specified amount of new purchase payments and/or premiums (including Purchase Payments for the Contracts) and/or maintaining a specified amount of contract and policy value (including Contract Values of the Contracts) with us.

                          The Selling Broker-Dealers to whom we pay additional asset-based compensation may provide preferential treatment with respect to our products (including the Contracts) in their marketing programs. Preferential treatment of our products by a Selling Broker-Dealer may include any or all of the following: (1) enhanced marketing of our products over non-preferred products; (2) increased access to the Selling Broker-Dealer's registered representatives; and (3) payment of higher compensation to registered representatives for selling our products (including the Contracts) than for selling non-preferred products.

                          In 2020, we paid additional asset-based compensation to the Selling Broker-Dealers Advisor Group, Aria, Cetera, DPL Financial Partners, Edward Jones, Ladenburg, LPL Financial, Raymond James and Stifel in connection with the sale of our variable insurance products (including the Contracts). These payments ranged from $187 to $10,568,732 in total.

                          These additional asset-based compensation arrangements are not offered to all Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of our products (and/or our affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional asset-based compensation provides Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of our variable insurance products (including the Contracts) over other variable insurance products (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

                          We may also pay to selected Selling Broker-Dealers, including those listed above as well as others, additional compensation in the form of (1) payments for participation in meetings and conferences that include presentations about our products (including the Contracts), and (2) payments to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.

                          Arrangements with Affiliated Selling Broker-Dealer.  In addition to the ordinary commissions and non-cash compensation that we pay to all Selling Broker-Dealers, including ProEquities, Inc., we or our parent company, PLC, pay some of the operating and other expenses of ProEquities, Inc., and may contribute capital to ProEquities, Inc. Additionally, employees of ProEquities, Inc. may be eligible to participate in various employee benefit plans offered by PLC.

                          Inquiries

                          You may make inquiries regarding a Contract by writing to Protective Life at its Administrative Office.

                          CEFLI

                          Protective Life Insurance Company is a member of The Compliance & Ethics Forum for Life Insurers ("CEFLI"), and as such may include the CEFLI logo and information about CEFLI membership in its advertisements. Companies that belong to CEFLI subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                          LEGAL PROCEEDINGS

                          Protective Life and its subsidiaries, like other insurance companies, in the ordinary course of business are involved in some class action and other lawsuits, or alternatively in arbitration. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation or arbitration cannot be predicted, Protective Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on IDI's, Protective Life's or the Variable Account's financial position.

                          BUSINESS DISRUPTION AND CYBER-SECURITY RISKS

                          We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate Contract Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

                          We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Owners and orders with the Funds, impact our ability to calculate Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.

                          VOTING RIGHTS

                          In accordance with its view of applicable law, Protective Life will vote the Fund shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Protective Life determines that it is allowed to vote such shares in its own right, it may elect to do so.

                          The number of votes available to an Owner will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying an Owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. An Owner holds a voting interest in each Sub-Account to which that Owner has allocated Accumulation Units or Annuity Units. Before the Annuity Date, the Owner's percentage interest, if any, will be the percentage of the dollar value of Accumulation Units allocated for his or her Contract to the total dollar value of that Sub-Account. On or after the Annuity Date, the Owner's percentage interest, if any, will be the percentage of the dollar value of the liability for future variable income payments to be paid from the Sub-Account to the total dollar value of that Sub-Account. The liability for future payments is calculated on the basis of the mortality assumptions, (if any), the Assumed Investment Return and the Annuity Unit Value of that Sub-Account. Generally, as variable income payments are made to the payee, the liability for future payments decreases as does the number of votes.

                          The number of votes which are available to the Owner will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

                          It is important that each Owner provide voting instructions to Protective Life because shares as to which no timely instructions are received and shares held by Protective Life in a Sub-Account as to which no Owner has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account. As a result, a small number of Owners may control the outcome of a vote. Voting instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast on that item.

                          Protective Life will send or make available to each person having a voting interest in a Sub-Account proxy materials, reports, and other material relating to the appropriate Fund.

                          FINANCIAL STATEMENTS

                          The audited statements of assets and liabilities of the subaccounts of Protective Variable Annuity Separate Account as of December 31, 2020 and the related statements of operations and of changes in net assets for each of the periods presented as well as the Report of the Independent Registered Public Accounting Firm is incorporated into the Statement of Additional Information by reference to the Variable Account's Form N-VPFS, File No. 811-8108, filed with the SEC on April 28, 2021.

                          The audited consolidated balance sheets for Protective Life Insurance Company and subsidiaries as of December 31, 2020 and 2019, and the related consolidated statements of income, comprehensive income (loss), shareowner's equity and cash flows for each of the years in the three-year period ended December 31, 2020 as well as the Reports of Independent Registered Public Accounting Firms are incorporated into the Statement of Additional Information by reference to the Variable Account's Form N-VPFS, File No. 811-8108, filed with the SEC on April 28, 2021.

                          STATEMENT OF ADDITIONAL INFORMATION

Page
SAFEKEEPING OF ACCOUNT ASSETS	1
STATE REGULATION	1
RECORDS AND REPORTS	1
LEGAL MATTERS	1
EXPERTS	1
OTHER INFORMATION	2
FINANCIAL STATEMENTS	2

                          APPENDIX A

                          DEATH BENEFIT CALCULATION EXAMPLES

                          The purpose of the following examples is to illustrate the Return of Purchase Payments and Maximum Anniversary Value Death Benefits when the basic SecurePay rider has been elected and when no SecurePay rider has been elected. Each example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Variable Account. The examples reflect the deduction of fees and charges. The examples are not representative of past or future performance and are not intended to project or predict future investment results. There is, of course, no assurance that the Variable Account will experience positive investment performance. Actual results may be higher or lower.

                          Example of Death Benefit Calculation — Return of Purchase Payments Death Benefit When Owning the Basic SecurePay Rider

                          Assumptions:

                            Owner is 60 years old on the Issue Date (1/1/2020)
                            Selected Return of Purchase Payments Death Benefit at the time of Contract purchase
                            Purchased the basic SecurePay Rider at the time of Contract purchase
                            Elected Single Life Coverage under the SecurePay Rider
                            Set the Benefit Election Date on 11/30/2024 and began taking SecurePay Withdrawals
                            Owner passed away on 7/1/2025
Transaction Date	Transaction Type	Hypothetical Contract Value Before Transaction	Purchase Payments	Net Withdrawals	Hypothetical Contract Value	Benefit Base	Adjusted Withdrawal Amount	Return of Purchase Payments Death Benefit
1/1/10	Contract Issue	N/A	100,000(A)	N/A	100,000	100,000	—	100,000
1/1/11	Anniversary	120,000(B)	—	—	120,000	120,000	—	120,000
1/1/12	Anniversary	130,000	—	—	130,000	130,000	—	130,000
4/1/12	Withdrawal	125,000	—	25,000(C)	100,000(D)	104,000	20,000(E)	100,000(F)
1/1/13	Anniversary	103,000	—	—	103,000	104,000	—	103,000
1/1/14	Anniversary	110,000	—	—	110,000	110,000	—	110,000
10/1/14	Purchase Payment	85,000	80,000(G)	—	165,000	110,000	—	165,000
11/30/14	SecurePay WD	155,000	—	5,500(H)	149,500	110,000	5,500(I)	154,500(J)
1/1/15	SecurePay WD	152,500	—	5,500(K)	147,000	110,000	5,500	149,000
3/31/15	Excess Withdrawal	160,000	—	16,000(L)	144,000	99,000	15,450(M)	144,000(N)
7/1/15	Owner Death	135,000(O)	—	—	135,000	99,000	—	135,000(P)

                          (A) Contract is issued with a Purchase Payment of $100,000.

                          (B) This column shows the Contract Values before any transactions occur. In this case the Contract Value is $120,000.

                          (C) A withdrawal of $25,000 (including applicable surrender charges) is made. This withdrawal is made before the SecurePay rider's Benefit Election Date.

                          (D) $150,000 = $175,000 – $25,000.

                          (E) The "Adjusted Withdrawal Amount" is used to adjust the Return of Purchase Payments Death Benefit for withdrawals. The adjustment for each withdrawal before the Benefit Election Date is the amount that reduces the death benefit at the time of withdrawal in the same proportion that the amount withdrawn (including surrender charges) reduces Contract Value. Assuming the death benefit at the time of withdrawal is $100,000, the adjusted withdrawal amount is $20,000 = $25,000 / $125,000 * 100,000.

                          (F) The Return of Purchase Payments Death Benefit is greater of Contract Value or aggregate Purchase Payments less an adjustment for each withdrawal amount. $100,000 = the greater of $100,000 or $100,000 less $20,000 respectively.

                          (G) A Purchase Payment of $80,000 is made on 10/1/2014.

                          (H) The SecurePay Benefit Election Date is set on 11/30/2014, and the first SecurePay Withdrawal of $5,500 is taken.

                          (I) For SecurePay withdrawals the death benefit is adjusted dollar for dollar, so the Adjusted Withdrawal Amount is $5,500.

                          (J) The Return of Purchase Payments Death Benefit is greater of Contract Value or aggregate Purchase Payments less an adjustment for each withdrawal amount. $154,500 = the greater of $149,500 or $154,500 ($100,000 + $80,000 – $20,000 – $5,500) respectively.

                          (K) A withdrawal of $5,500 is made on 1/1/2015. This amount is equal to the Annual Withdrawal Amount for this Contract Year. For this example assume the Maximum Withdrawal Percentage is 5%. $5,500 = $110,000 * 5%.

                          (L) An Excess Withdrawal under the SecurePay rider of $16,000 is made on 3/31/2015.

                          (M) The adjustment for each Excess Withdrawal under the SecurePay rider is the amount that reduces the death benefit at the time of withdrawal in the same proportion that the amount withdrawn (including surrender charges) reduces Contract Value. Assuming the death benefit at the time of withdrawal is $154,500, the adjusted withdrawal amount is $15,450 = $16,000 / $160,000 * 154,500.

                          (N) The Return of Purchase Payments Death Benefit is greater of Contract Value or aggregate Purchase Payments less an adjustment for each withdrawal amount. $144,000 = the greater of $144,000 or $133,550 ($100,000 + $80,000 – $20,000 – $5,500 – $5,500 – $15,450) respectively.

                          (O) The Owner dies on 7/1/2005 and the Contract Value at that time has declined to $135,000.

                          (P) The actual Return of Purchase Payments Death Benefit is greater of Contract Value or aggregate Purchase Payments less an adjustment for each withdrawal amount. $135,000 = greater of $135,000 or $133,550 ($100,000 + $80,000 – $20,000 – $5,500 – $5,500 – $15,450) respectively.

                          Example of Death Benefit Calculation — Maximum Anniversary Value Death Benefit When Owning the Basic SecurePay Rider

                          Assumptions:

                            Owner is 60 years old on the Issue Date (1/1/2020)
                            Purchased Maximum Anniversary Value Death Benefit at the time of Contract purchase
                            Purchased the basic SecurePay Rider at the time of Contract purchase
                            Elected Single Life Coverage under the SecurePay Rider
                            Set the Benefit Election Date on 11/30/2024 and began taking SecurePay Withdrawals
                            Owner passed away on 7/1/2025
Transaction Date	Transaction Type	Hypothetical Contract Value Before Transaction	Purchase Payments	Net Withdrawals	Hypothetical Contract Value	Benefit Base	Adjusted Withdrawal Amount	Anniversary Value	Maximum Anniversary Value Death Benefit
1/1/10	Contract Issue	N/A	100,000(A)	N/A	100,000	100,000	—	100,000	—
1/1/11	Anniversary	120,000(B)	—	—	120,000	120,000	—	153,550	—
1/1/12	Anniversary	130,000	—	—	130,000	130,000	—	163,550	—
4/1/12	Withdrawal	125,000	—	25,000(C)	100,000(D)	104,000	20,000(E)	—	—
1/1/13	Anniversary	103,000	—	—	103,000	104,000	—	156,550	—
1/1/14	Anniversary	110,000	—	—	110,000	110,000	—	163,550(F)	—
10/1/14	Purchase Payment	85,000	80,000(G)	—	165,000	110,000	—	—	—
11/30/14	SecurePay WD	155,000	—	5,500(H)	149,500	110,000	5,500(I)	128,550(J)	—
1/1/15	SecurePay WD	152,500	—	5,500(K)	147,000	110,000	5,500	131,550	—
3/31/15	Excess Withdrawal	160,000	—	16,000(L)	144,000	99,000	15,450(M)	—	—
7/1/15	Owner Death	135,000(N)	—	—	135,000	99,000	—	—	163,550(O)

                          (A) Contract is issued with a Purchase Payment of $100,000.

                          (B) This column shows the Contract Values before any transactions occur. In this case the Contract Value is $120,000.

                          (C) A withdrawal of $25,000 (including applicable surrender charges) is made. This withdrawal is made before the SecurePay rider's Benefit Election Date.

                          (D) $150,000 = $175,000 – $25,000.

                          (E) The "Adjusted Withdrawal Amount" is used to adjust the Maximum Anniversary Value Death Benefit for withdrawals. The adjustment for each withdrawal before the Benefit Election Date is the amount that reduces the death benefit at the time of withdrawal in the same proportion that the amount withdrawn (including surrender charges) reduces Contract Value. Assuming the death benefit at the time of withdrawal is $100,000, the adjusted withdrawal amount is $20,000 = $25,000 / $125,000 * 100,000.

                          (F) Each anniversary value equals the Contract Value on the Contract Anniversary plus all Purchase Payments since that Contract Anniversary minus an adjustment for each withdrawal since that Contract Anniversary. $163,550 = $110,000 + $80,000 – $5,500 – $5,500 – $15,450. Also, this value is the greatest anniversary value for the Maximum Anniversary Value calculation.

                          (G) A Purchase Payment of $80,000 is made on 10/1/2014.

                          (H) The SecurePay Benefit Election Date is set on 11/30/2014, and the first SecurePay Withdrawal of $5,500 is taken.

                          (I) For SecurePay withdrawals the death benefit is adjusted dollar for dollar, so the Adjusted Withdrawal Amount is $5,500.

                          (J) Each anniversary value equals the Contract Value on the Contract Anniversary plus all Purchase Payments since that Contract Anniversary minus an adjustment for each withdrawal since that Contract Anniversary. $128,550 = $155,000 – $5,500 – $5,500 – $15,450.

                          (K) A withdrawal of $5,500 is made on 1/1/2015. This amount is equal to the Annual Withdrawal Amount for this Contract Year. For this example assume the Maximum Withdrawal Percentage is 5%. $5,500 = $110,000 * 5%.

                          (L) An Excess Withdrawal under the SecurePay rider of $16,000 is made on 3/31/2015.

                          (M) The adjustment for each Excess Withdrawal under the SecurePay rider is the amount that reduces the death benefit at the time of withdrawal in the same proportion that the amount withdrawn (including surrender charges) reduces Contract Value. Assuming the death benefit at the time of withdrawal is $154,500, the adjusted withdrawal amount is $15,450 = $16,000 / $160,000 * 154,500.

                          (N) The Owner dies on 7/1/2005 and the Contract Value at that time has declined to $135,000.

                          (O) The Maximum Anniversary Value Death Benefit is equal to the greatest of (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each withdrawal, or (3) the greatest anniversary value attained. $163,550 = the greatest of $135,000 or $133,500 ($100,000 + $80,000 – $20,000 – $5,500 – $5,500 – $15,450) or $163,550, respectively.

                          Example of Death Benefit Calculation — Return of Purchase Payments Death Benefit

                          Assumptions:

                            Owner is 60 years old on the Issue Date (1/1/2020)
                            Selected Return of Purchase Payments Death Benefit at the time of Contract purchase
                            Owner passed away on 7/1/2025
Transaction Date	Transaction Type	Hypothetical Contract Value Before Transaction	Purchase Payments	Net Withdrawals	Hypothetical Contract Value	Adjusted Withdrawal Amount	Return of Purchase Payments Death Benefit
1/1/10	Contract Issue	N/A	100,000(A)	N/A	100,000	—	100,000
1/1/11	Anniversary	120,000(B)	—	—	120,000	—	120,000
1/1/12	Anniversary	130,000	—	—	130,000	—	130,000
4/1/12	Withdrawal	125,000	—	25,000(C)	100,000(D)	20,000(E)	100,000(F)
1/1/13	Anniversary	103,000	—	—	103,000	—	103,000
1/1/14	Anniversary	110,000	—	—	110,000	—	110,000
10/1/14	Purchase Payment	85,000	80,000(G)	—	165,000	—	165,000
11/30/14	Withdrawal	155,000	—	5,500(H)	149,500	5,678(I)	154,322(J)
3/31/15	Withdrawal	160,000	—	16,000(K)	144,000	15,432	144,000
7/1/15	Owner Death	135,000(L)	—	—	135,000	—	138,890(M)

                          (A) Contract is issued with a Purchase Payment of $100,000.

                          (B) This column shows the Contract Values before any transactions occur. In this case the Contract Value is $120,000.

                          (C) A withdrawal of $25,000 (including applicable surrender charges) is made.

                          (D) $150,000 = $175,000 – $25,000.

                          (E) The "Adjusted Withdrawal Amount" is used to adjust the Return of Purchase Payments Death Benefit for withdrawals. The adjustment for each withdrawal is the amount that reduces the death benefit at the time of withdrawal in the same proportion that the amount withdrawn (including surrender charges), reduces Contract Value. Assuming the death benefit at the time of withdrawal is $100,000, the adjusted withdrawal amount is $20,000 = $25,000 / $125,000 * 100,000.

                          (F) The Return of Purchase Payments Death Benefit is greater of Contract Value or aggregate Purchase Payments less an adjustment for each withdrawal amount. $100,000 = the greater of $100,000 or $100,000 less $20,000 respectively.

                          (G) A Purchase Payment of $80,000 is made on 10/1/2014.

                          (H) A withdrawal of $5,500 (including applicable surrender charges) is made.

                          (I) The adjustment for each withdrawal is the amount that reduces the death benefit at the time of withdrawal in the same proportion that the amount withdrawn (including surrender charges) reduces Contract Value. Assuming the death benefit at the time of withdrawal is $155,000, the adjusted withdrawal amount is $5,500 = $5,500 / $155,000 * 155,000.

                          (J) The Return of Purchase Payments Death Benefit is greater of Contract Value or aggregate Purchase Payments less an adjustment for each withdrawal amount. $154,323 = the greater of $149,500 or $154,323 ($100,000 + $80,000 – $20,000 – $5,677), respectively.

                          (K) A withdrawal of $16,000 (including applicable surrender charges) is made on 3/31/2015.

                          (L) The Owner dies on 7/1/2005 and the Contract Value at that time has declined to $135,000.

                          (M) The actual Return of Purchase Payments Death Benefit is greater of Contract Value or aggregate Purchase Payments less an adjustment for each withdrawal amount. $138,890 = greater of $135,000 or $138,890 ($100,000 + $80,000 – $20,000 – $5,678 – $15,432) respectively.

                          Example of Death Benefit Calculation — Maximum Anniversary Value Death Benefit

                          Assumptions:

                            Owner is 60 years old on the Issue Date (1/1/2020)
                            Purchased Maximum Anniversary Value Death Benefit at the time of Contract purchase
                            Owner passed away on 7/1/2025
Transaction Date	Transaction Type	Hypothetical Contract Value Before Transaction	Purchase Payments	Net Withdrawals	Hypothetical Contract Value	Adjusted Withdrawal Amount	Anniversary Value	Maximum Anniversary Value Death Benefit
1/1/10	Contract Issue	N/A	100,000(A)	N/A	100,000	—	100,000	—
1/1/11	Anniversary	120,000(B)	—	—	120,000	—	158,890	—
1/1/12	Anniversary	130,000	—	—	130,000	—	168,890	—
4/1/12	Withdrawal	125,000	—	25,000 (C)	100,000(D)	20,000(E)	—	—
1/1/13	Anniversary	103,000	—	—	103,000	—	161,890	—
1/1/14	Anniversary	110,000	—	—	110,000	—	168,890(F)	—
10/1/14	Purchase Payment	85,000	80,000(G)	—	165,000	—	—	—
11/30/14	Withdrawal	155,000	—	5,500(H)	149,500	5,678(I)	133,890(J)	—
3/31/15	Withdrawal	160,000	—	16,000(K)	144,000	15,432	—	—
7/1/15	Owner Death	135,000(L)	—	—	135,000	—	—	168,890(M)

                          (A) Contract is issued with a Purchase Payment of $100,000.

                          (B) This column shows the Contract Values before any transactions occur. In this case the Contract Value is $120,000.

                          (C) A withdrawal of $25,000 (including applicable surrender charges) is made.

                          (D) $150,000 = $175,000 – $25,000.

                          (E) The "Adjusted Withdrawal Amount" is used to adjust the Maximum Anniversary Value Death Benefit for withdrawals. The adjustment for each withdrawal is the amount that reduces the death benefit at the time of withdrawal in the same proportion that the amount withdrawn (including surrender charges), reduces Contract Value. Assuming the death benefit at the time of withdrawal is $100,000, the adjusted withdrawal amount is $26,000 = $25,000 / $125,000 * 130,000.

                          (F) Each anniversary value equals the Contract Value on the Contract Anniversary plus all Purchase Payments since that Contract Anniversary minus an adjustment for each withdrawal since that Contract Anniversary. $168,890 = $110,000 + $80,000 – $5,678 – $15,432. Also, this value is the greatest anniversary value for the Maximum Anniversary Value calculation.

                          (G) A Purchase Payment of $80,000 is made on 10/1/2014.

                          (H) A withdrawal of $5,500 (including applicable surrender charges) is made.

                          (I) The adjustment for each withdrawal is the amount that reduces the death benefit at the time of withdrawal in the same proportion that the amount withdrawn (including surrender charges) reduces Contract Value. Assuming the death benefit at the time of withdrawal is $155,000, the adjusted withdrawal amount is $5,500 = $5,500 / $155,000 * 155,000.

                          (J) Each anniversary value equals the Contract Value on the Contract Anniversary plus all Purchase Payments since that Contract Anniversary minus an adjustment for each withdrawal since that Contract Anniversary. $133,890 = $155,000 – $5,678 – $15,432.

                          (K) A withdrawal of $16,000 (including applicable surrender charges) is made on 3/31/2015.

                          (L) The Owner dies on 7/1/2005 and the Contract Value at that time has declined to $135,000.

                          (M) The Maximum Anniversary Value Death Benefit is equal to the greatest of (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each withdrawal, or (3) the greatest anniversary value attained. $160,550 = the greatest of $135,000 or $130.550 ($100,000 + $80,000 – $26,000 – $5,550 – $17,950) or $160,550, respectively.

                          APPENDIX B

                          EXAMPLE OF SURRENDER CHARGE CALCULATION (L SERIES AND B SERIES ONLY)

                          The purpose of the following example is to illustrate the surrender charges under L Series and B Series Contracts. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Variable Account. The example is not representative of past or future performance and is not intended to project or predict future investment results. There is, of course, no assurance that the Variable Account will experience positive investment performance. Actual results may be higher or lower.

                          Within certain time limits, we deduct a surrender charge from your Contract Value when you make a surrender or withdrawal before the Annuity Date or when you fully or partially surrender your Contract for a commuted value while variable income payments under Annuity Option A (payments for a certain period) are being made. We do not apply the surrender charge to the payment of a death benefit or when we apply your Annuity Value to an Annuity Option.

                          Each Contract Year you may withdraw a specified amount, called the "free withdrawal amount", from your Contract without incurring a surrender charge. During the first Contract Year the free withdrawal amount is equal to 10% of your initial Purchase Payment. In any subsequent Contract Year the free withdrawal amount is equal to the greatest of: (1) the earnings in your Contract as of the prior Contract Anniversary; (2) 10% of your cumulative Purchase Payments as of the prior Contract Anniversary; or (3) 10% of the Contract Value as of the prior Contract Anniversary. For the purpose of determining the free withdrawal amount, earnings equal the Contract Value minus the Purchase Payments not previously assessed with a surrender charge, both measured as of the Contract Anniversary for which values are being determined. Withdrawals in excess of the free withdrawal amount in any Contract Year may be subject to surrender charges. If you elect a SecurePay rider, we count SecurePay Withdrawals and Excess Withdrawals when determining the free withdrawal amount. If you elect the Protective Income Manager, we count Protective Income Manager Withdrawals and Excess Withdrawals when determining the free withdrawal amount. (See "Protected Lifetime Income Benefits.")

                          Surrender charges are applied to Contract Value surrendered under L Series and B Series Contracts according to the table below:

Number of Full Years Elapsed Between the Date Purchase Payment was Accepted and the Date of Surrender	L Series	B Series
0	7.0%	7.0%
1	7.0%	6.0%
2	6.0%	6.0%
3	6.0%	5.0%
4	0%	4.0%
5	0%	3.0%
6	0%	2.0%
7+	0%	0%

                          L Series:

                          Assume an initial Purchase Payment of $100,000 is made on the Issue Date (1/1/2001), followed by subsequent Purchase Payments of $50,000 (paid 5/1/2002) and $35,000 (paid 8/1/2003). On the second Contract Anniversary (1/1/2003), assume the Contract Value is $145,000. A partial withdrawal request for $25,000 is received on 10/31/2003.

                          On the third Contract Anniversary, assume the Contract Value equals $170,000. Assume that a full surrender is received on 12/17/2004 when the Contract Value equals $228,500.

                          First note that surrender charges can never exceed 9% of aggregate Purchase Payments, which in this case is $16,650.

                          The following table outlines the steps we take to determine the surrender charge for the $25,000 withdrawal and for the $228,500 full surrender:

Step	$25,000 Withdrawal	$228,500 Full Surrender
                          (i) Determination of free withdrawal amount – greatest of
                            Earnings in your Contract as of the prior Contract Anniversary
                            10% of your cumulative Purchase Payments as of the prior Contract Anniversary
                            10% of the Contract Value as of the prior Contract Anniversary
	Greatest of: Earnings = Contract Value – total Net Purchase Payments(A) Earnings = $145,000 – $150,000 = – $5,000 10% * $150,000 = $15,000 10% * $145,000 = $14,500 Greatest value is (2), or $15,000	Greatest of: Earnings = Contract Value – total Net Purchase Payments(A) = $170,000 – ($185,000 – $10,000) = – $5,000 10% * $185,000 = $18,500 10% * $170,000 = $17,000 Greatest value is (2), or $18,500
(ii) Amount subject to surrender charge Requested amount less amount from step (1)	$25,000 – $15,000 = $10,000	$228,500 – $18,500 = $210,000
(iii) Applicable surrender charge percentage based on the number of full years that have passed NOTE: Withdrawals come from earliest Purchase Payment first (FIFO)	$10,000 withdrawal taken from initial $100,000 Purchase Payment Only 2 full years have passed since that Purchase Payment Surrender charge = 6%
                            Since $10,000 has already been withdrawn from the initial Purchase Payment, $90,000 is allocated to the initial Purchase Payment
                            Only 3 full years have passed since the Purchase Payment

                          Surrender charge = 6%

                            Since the second Purchase Payment was $50,000, the entire $50,000 is allocated to the second Purchase Payment
                            Only 2 full years have passed since the second Purchase Payment

                          Surrender charge = 6%

                            Since the third Purchase Payment was $35,000, the entire $35,000 is allocated to the third Purchase Payment
                            Only 1 full year has passed since that Purchase Payment

                          Surrender charge percentage = 7%

                            Allocating the surrender amount to the three Purchase Payments covers only $175,000 of the eligible $210,000. So the remaining $35,000 must be allocated on a pro-rata basis to the remaining Purchase Payments:
                              $35,000 * ($90,000 / $175,000) = $18,000 – The first Purchase Payment has $108,000 ($90,000 + $18,000) allocated to it
                              $35,000 * ($50,000 / $175,000) = $10,000 – The second Purchase Payment has $60,000 ($50,000 + $10,000) allocated to it
                              $35,000 * ($35,000 / $175,000) = $7,000 – The third Purchase Payment has $42,000 ($35,000 + $7,000) allocated to it

(iv) Surrender charge Step (2) multiplied by step (3)	$10,000 * 6% = $600	$108,000 * 6% = $6,480 $60,000 * 6% = $3,600 $42,000 * 7% = $2,940 $6,480 + $3,600 + $2,940 = $13,020

                          (A) For the purposes of this illustration, "Net Purchase Payment" means total Purchase Payments less total withdrawals.

                          B Series:

                          Assume an initial Purchase Payment of $50,000 is made on the Issue Date (1/1/2019), followed by subsequent Purchase Payments of $50,000 (paid 5/1/2020) and $50,000 (paid 8/1/2021). On the second Contract Anniversary (1/1/2021), assume the Contract Value equals $130,000.

                          A partial withdrawal request for $45,000 is received on 10/31/2021.

                          On the third Contract Anniversary (1/1/2022), assume the Contract Value equals $125,000. Assume that a full surrender is received on 12/17/2022 when the Contract Value equals $165,000. First note that surrender charges can never exceed 9% of aggregate Purchase Payments, which in this case is $13,500.

                          The following table outlines the steps we take to determine the surrender charge for the $45,000 withdrawal and for the $165,000 full surrender:

Step	$45,000 Withdrawal	$165,000 Full Surrender
                          (i) Determination of free withdrawal amount – greatest of
                            Earnings in your Contract as of the prior Contract Anniversary
                            10% of your cumulative Purchase Payments as of the prior Contract Anniversary
                            10% of the Contract Value as of the prior Contract Anniversary.
Greatest of: Earnings = Contract Value – total Net Purchase Payments(A) Earnings = $130,000 – $125,000 = $5,000 10% * $150,000 = $15,000 10% * $130,000 = $13,000 Greatest value is (2), or $15,000

                          Greatest of:

                            Earnings = Contract Value – total Net Purchase Payments(A)
                            Earnings = $121,000 – ($150,000 – $30,000) = $1,000
                            10% * $150,000 = $15,000
                            10% * $125,000 = $12,500

                          Greatest value is (2), or $15,000

(ii) Amount subject to surrender charge = Requested amount less amount from step (1)	$43,000 – $13,000 = $30,000	$165,000 – $15,000 =$150,000
(iii) Applicable surrender charge percentage based on the number of full years that have passed NOTE: Withdrawals come from earliest Purchase Payment first (FIFO)	$30,000 withdrawal comes from $50,000 Purchase Payment Only 2 full years have passed since Purchase Payment Surrender charge = 6%
                            Since $30,000 has already been withdrawn from the initial Purchase Payment, $20,000 is allocated to the initial Purchase Payment
                            Only 3 full years have passed since the first Purchase Payment

                          Surrender charge = 5%

                            Since the second Purchase Payment was $50,000, the entire $50,000 is allocated to the second Purchase Payment
                            Only 2 full years have passed since the second Purchase Payment

                          Surrender charge = 6%

                            Since the third Purchase Payment was $50,000, the entire $50,000 is allocated to the third Purchase Payment
                            Only 1 full year has passed since the third Purchase Payment

                          Surrender charge = 6%

                            Allocating the surrender amount to the three Purchase Payments covers only $120,000 of the eligible $150,000. So the remaining $30,000 must be allocated on a pro-rata basis to the remaining Purchase Payments:
                              $30,000 * ($20,000 / $120,000) = $5,000 (The first Purchase Payment has $25,000 ($20,000 + $5,000) allocated to it)
                              $30,000 * ($50,000 / $120,000) = $12,500 (The second Purchase Payment has $62,500 ($50,000 + $12,500) allocated to it)
                              $30,000 * ($50,000 / $120,000) = $12,500 (The third Purchase Payment has $62,500 ($50,000 + $12,500) allocated to it)

(iv) Surrender charge = amount(s) from step (ii) multiplied by amount(s) from step (iii)	$30,000 * 6% = $1,800	$25,000 * 5% = $1,250 $62,500 * 6% = $3,750 $62,500 * 6% = $3,750 $1,250 + $3,750 + $3,750 = $8,750

                          (A) For the purposes of this illustration, "Net Purchase Payments" means the total Purchase Payments less total withdrawals.

                          APPENDIX C

                          EXPLANATION OF THE VARIABLE INCOME PAYMENT CALCULATION

                          The purpose of the following example is to illustrate variable income payments under the Contract. The example is based on hypothetical Annuity Values and transactions and assumes hypothetical positive and negative investment performance of the Variable Account. The example is not representative of past or future performance and is not intended to project or predict future investment results. There is, of course, no assurance that the Variable Account will experience positive investment performance. Actual results may be higher or lower.

                          Assuming an Annuity Value of $100,000 on the Annuity Date and annual variable income payments selected under Option A with a 5 year certain period, the dollar amount of the payment determined, but not paid, on the Annuity Date is calculated using an interest assumption of 5%, as shown below.

                          There are 5 annual payments scheduled. Assuming an interest rate of 5%, the applied Annuity Value is then assumed to have a balance of $0 after the last payment is made at the end of the 5th year. The amount of the payment determined on the Annuity Date is the amount necessary to force this balance to $0.

Date	Interest Earned During Year at 5%	Annuity Value Before Payment	Payment Made	Annuity Value After Payment
Annuity Date		$100,000.00	$0.00	$100,000.00
End of 1st year	$5,000.00	$105,000.00	$23,097.48	$81,902.52
End of 2nd year	$4,095.13	$85,997.65	$23,097.48	$62,900.17
End of 3rd year	$3,145.01	$66,045.17	$23,097.48	$42,947.69
End of 4th year	$2,147.38	$45,095.08	$23,097.48	$21,997.60
End of 5th year	$1,099.88	$23,097.48	$23,097.48	$0.00

                          Assuming an interest rate of 5%, a payment of $23,097.48 is determined, but not paid, on the Annuity Date.

                          The actual variable income payment made at the end of the 1st year will equal $23,097.48 only if the net investment return during the 1st year equals 5%. If the net investment return exceeds 5%, then the 1st payment will exceed $23,097.48. If the net investment return is less than 5%, then the 1st payment will be less than $23,097.48.

                          Subsequent variable payments will vary based on the net investment return during the year in which the payment is scheduled to be made. A payment will equal the payment made at the end of the prior year only if the net investment return equals 5%. If the net investment return exceeds 5%, then the payment will exceed the prior payment. If the net investment return is less than 5%, then the payment will be less than the prior payment.

                          Explanation of the Commuted Value Calculation

                          A Contract may be fully or partially surrendered for a commuted value while variable income payments under Annuity Option A are being made. (See "Annuity Options.") If the Contract is surrendered, the amount payable will be the commuted value of future payments at the assumed interest rate of 5%, which will be equal to the values shown in the column titled "Annuity Value after Payment," above. If the Contract is surrendered while variable income payments are being made under Annuity Option A and within 4 years of a Purchase Payment for the L Series or within 7 years for the B Series, the amount payable will be reduced by any applicable surrender charge. (See "Annuity Income Payments, Variable Income Payments." ) Surrender charges are not assessed for the C Series.

                          APPENDIX D

                          CONDENSED FINANCIAL INFORMATION

                          Sub-Accounts

                          The date of inception of each of the Sub-Accounts available in the Contract as follows:

March 14, 1994 —	Invesco V.I. U.S Government Money Portfolio
October 2, 2000 —	Invesco V.I. Mid Cap Growth II
May 1, 2002 —	Lord Abbett Mid-Cap Stock, Value Class Lord Abbett Bond-Debenture, Value Class
June 2, 2003 —	Lord Abbett Growth Opportunities, Value Class
                          Lord Abbett Dividend Growth, Value Class
                          MFS® Growth SS
                          MFS® Research SS
                          MFS® Investors Trust SS
                          MFS® VIT II Massachusetts Investors Growth Stock Portfolio SS(A)
                          MFS® Total Return SS
                          MFS® New Discovery SS
                          MFS® Utilities SS
                          Invesco V.I. Capital Appreciation, Series II
                          Invesco V.I. Main Street Fund, Series II
                          Invesco V.I. Global Strategic Income, Series II
                          Invesco V.I. Global, Series II
                          Invesco V.I. Comstock II
                          Invesco V.I. Growth and Income II

December 19, 2003 —	Invesco V.I. Government Securities II Invesco V.I. Equity and Income II
May 1, 2006 —	Fidelity VIP Mid Cap-SC2
                          Fidelity VIP Contrafund®-SC2
                          Fidelity VIP Investment Grade Bond-SC2
                          Fidelity VIP Index 500-SC2
                          Franklin DynaTech VIP-C2
                          Franklin Income VIP-C2
                          Franklin Mutual Shares VIP-C2
                          Franklin Rising Dividends VIP-C2
                          Franklin Small-Mid Cap Growth VIP-C2
                          Templeton Foreign VIP-C2
                          Templeton Growth VIP-C2

May 1, 2007 —	Franklin U.S. Government Securities VIP-C2 Templeton Global Bond VIP-C2
May 1, 2008 —	Goldman Sachs Strategic Growth, Service Class Goldman Sachs International Equity Insights, Service Class
November 2, 2009 —	Franklin Small Cap Value VIP-C2
                          Goldman Sachs Growth Opportunities, Service Class
                          ClearBridge Variable Mid Cap, Class II
                          ClearBridge Variable Small Cap Growth, Class II
                          Lord Abbett Fundamental Equity, Value Class
                          MFS® Total Return Bond SS
                          MFS® Value SS
                          PIMCO Long-Term US Government, Advisor Class
                          PIMCO Low Duration, Advisor Class
                          PIMCO Real Return, Advisor Class
                          PIMCO Short-Term, Advisor Class
                          PIMCO Total Return, Advisor Class
                          Royce Capital Micro-Cap, Service Class
                          Royce Capital Small-Cap, Service Class
                          Invesco V.I. American Value II
                          Invesco V.I. Balanced Risk Allocation II

May 1, 2010 —	Goldman Sachs Mid Cap Value, Service Class
May 1, 2012 —	Invesco V.I. Global Real Estate II
                          Invesco V.I. International Growth II
                          Invesco V.I. Small Cap Equity II
                          QS Legg Mason Dynamic Multi-Strategy VIT, Class II
                          MFS® VIT II Emerging Markets Equity Portfolio SS
                          MFS® VIT II International Intrinsic Value Portfolio SS
                          PIMCO All Asset, Advisor Class
                          Templeton Developing Markets VIP-C2

May 1, 2013 —	Goldman Sachs Global Trends Allocation, Service Class PIMCO Global Diversified Allocation, Advisor Class
May 2, 2016 —	Protective Life Dynamic Allocation Series- Conservative Protective Life Dynamic Allocation Series- Moderate Protective Life Dynamic Allocation Series- Growth

                          (A) MFS Investors Growth Stock Series merged into MFS Massachusetts Investors Growth Stock Portfolio, a series of MFS Variable Insurance Trust II in March, 2015.

                          Accumulation Units

                          The following tables show, for each available Sub-Account, Accumulation Unit values and outstanding Accumulation Units for the class of Accumulation Units available in the Contract as of December 31 of each year listed, by class. We offer other variable annuity contracts with classes of Accumulation Units in each available Sub-Account that have different mortality and expense risk charges and administration charges than the classes of Accumulation Units offered in the Contract. Only the classes of Accumulation Units available in the Contract are shown in the following tables. For charges associated with these classes of Accumulation Units, see "Fees and Expenses, Periodic Fees and Charges," on page 6 of this Prospectus.

                          You should read the information in the following tables in conjunction with the Variable Account's financial statements and the related notes in the Statement of Additional Information.

                          The following tables do not include Sub-Accounts that were not in operation as of December 31, 2019.

		Accumulation Unit Values			Accumulation Units Outstanding
		ALL ACCUMULATION UNIT VALUES ARE ROUNDED TO THE NEAREST WHOLE CENT			ALL ACCUMULATION UNITS ARE ROUNDED TO THE NEAREST UNIT
Sub Account	Year Ended	B Series	C Series	L Series	B Series	C Series	L Series
ClearBridge Variable Mid Cap II	2020	23.48	22.49	29.44	480,063	34,017	182,991
	2019	20.67	19.89	26.00	641,011	43,697	214,854
	2018	15.79	15.26	19.93	141,147	30,357	107,214
	2017	18.34	17.81	23.24	854,567	59,483	257,040
	2016	16.51	16.11	20.99	920,490	68,816	298,228
	2015	15.33	15.02	19.56	298,070	43,297	179,298
	2014	15.23	14.99	19.50	1,003,681	83,634	365,147
	2013	14.31	14.15	18.39	1,077,349	100,950	402,211
	2012	10.58	10.51	13.64	577,599	96,456	376,638
	2011	9.11	9.10	11.80	41,216	14,822	189,941
ClearBridge Variable Small Cap Growth II	2020	35.73	34.23	46.79	154,381	14,069	47,109
	2019	25.33	24.38	33.29	227,215	20,848	58,148
	2018	20.28	19.60	26.74	76,748	8,482	32,496
	2017	19.91	19.33	26.35	280,824	12,338	85,027
	2016	16.28	15.88	21.62	219,827	18,924	71,671
	2015	15.63	15.31	20.83	98,218	7,923	27,149
	2014	16.59	16.34	22.20	203,306	21,264	75,883
	2013	16.20	16.02	21.74	226,251	18,486	69,707
	2012	11.19	11.12	15.08	96,007	4,462	44,218
	2011	9.53	9.51	12.89	4,163	—	17,608
Fidelity Contrafund Portfolio SC2	2020	29.40	28.16	30.62	1,497,060	99,270	627,166
	2019	22.87	22.01	23.91	2,054,501	121,962	751,021
	2018	17.65	17.06	18.52	473,565	73,963	355,005
	2017	19.16	18.60	20.17	2,736,953	156,978	1,019,937
	2016	15.96	15.57	16.86	2,934,200	184,433	1,195,543
	2015	15.01	14.71	15.92	1,108,172	140,108	673,817
	2014	15.15	14.91	16.12	3,057,665	229,480	1,473,305
	2013	13.74	13.59	14.67	3,181,597	260,098	1,656,586
	2012	10.63	10.56	11.39	1,617,716	246,893	1,379,824
	2011	9.28	9.26	9.98	96,913	30,562	679,613
Fidelity Index 500 Portfolio SC2	2020	29.94	28.68	29.60	1,633,094	80,469	648,837
	2019	25.72	24.75	25.51	2,057,097	109,619	724,353
	2018	19.89	19.23	19.80	1,023,699	52,916	373,679
	2017	21.15	20.54	21.13	2,541,702	180,406	874,083
	2016	17.65	17.22	17.70	2,512,084	199,550	1,012,850
	2015	16.03	15.71	16.12	1,550,102	105,937	821,172
	2014	16.07	15.82	16.22	1,448,434	204,707	945,720
	2013	14.37	14.21	14.56	1,267,562	194,151	835,405
	2012	11.04	10.96	11.22	610,761	123,543	822,892
	2011	9.67	9.65	9.87	40,449	6,756	487,331
Fidelity Investment Grade Bonds SC2	2020	12.71	12.18	15.35	2,544,371	161,969	775,868
	2019	11.80	11.35	14.30	2,930,814	175,156	768,678
	2018	10.92	10.56	13.29	3,292,479	190,751	839,587
	2017	11.16	10.83	13.62	3,356,788	221,420	957,973
	2016	10.87	10.60	13.32	3,214,531	225,936	1,025,530
	2015	10.54	10.33	12.96	2,839,753	247,364	1,001,485
	2014	10.77	10.60	13.29	2,405,122	291,382	990,468
	2013	10.33	10.22	12.79	2,261,223	288,093	1,059,419
	2012	10.69	10.62	13.28	1,195,831	235,559	920,844
	2011	10.25	10.23	12.79	78,731	29,051	537,444
Fidelity Mid Cap SC2	2020	21.38	20.49	24.30	1,487,710	109,068	473,688
	2019	18.38	17.69	20.96	1,913,082	121,219	557,126
	2018	15.12	14.62	17.30	533,226	88,395	296,780
	2017	17.98	17.46	20.64	2,465,545	140,492	738,820
	2016	15.11	14.74	17.41	2,782,288	170,660	904,858
	2015	13.68	13.40	15.82	814,244	133,311	469,336
	2014	14.09	13.87	16.35	3,001,582	218,799	1,104,144
	2013	13.46	13.31	15.68	3,274,450	303,152	1,338,048
	2012	10.04	9.97	11.73	1,825,854	309,347	1,212,788
	2011	8.88	8.86	10.41	122,593	63,167	651,162
Franklin DynaTech VIP CL 2	2020	33.12	31.73	34.48	140,322	9,767	91,688
	2019	23.16	22.29	24.20	171,046	6,885	98,268
	2018	17.89	17.29	18.76	43,367	6,311	52,214
	2017	17.58	17.07	18.50	174,621	9,683	81,554
	2016	14.03	13.68	14.81	183,411	8,814	81,328
	2015	14.63	14.34	15.51	78,063	9,805	65,828
	2014	14.21	13.99	15.11	137,754	10,274	72,723
	2013	13.56	13.42	14.48	146,519	13,491	89,874
	2012	10.00	9.93	10.71	79,286	11,225	91,547
	2011	9.27	9.25	9.96	2,582	1,673	54,810
Franklin Income VIP Class 2	2020	14.98	14.35	17.78	1,801,396	122,131	452,074
	2019	15.07	14.51	17.95	2,220,349	142,621	524,120
	2018	13.16	12.72	15.73	802,968	131,439	307,965
	2017	13.93	13.53	16.71	2,780,612	191,990	692,480
	2016	12.87	12.56	15.49	2,950,066	216,863	812,956
	2015	11.44	11.21	13.81	1,006,834	198,235	534,530
	2014	12.47	12.27	15.11	976,357	258,075	595,015
	2013	12.07	11.94	14.69	3,305,769	403,244	1,477,183
	2012	10.73	10.66	13.10	1,600,156	344,043	1,136,750
	2011	9.65	9.64	11.83	128,667	24,765	703,366
Franklin Mutual Shares VIP CL 2	2020	16.83	16.13	15.70	2,956,699	192,581	1,210,278
	2019	17.96	17.28	16.81	3,365,246	208,008	1,264,998
	2018	14.85	14.35	13.95	1,016,479	145,309	717,785
	2017	16.54	16.07	15.59	4,306,192	260,616	1,732,207
	2016	15.47	15.09	14.63	4,693,201	293,289	2,017,193
	2015	13.50	13.23	12.82	1,207,801	200,293	1,090,298
	2014	14.39	14.17	13.71	4,500,175	338,076	2,188,052
	2013	13.61	13.46	13.01	5,260,020	482,218	2,767,109
	2012	10.75	10.68	10.32	2,839,060	456,177	2,362,135
	2011	9.54	9.52	9.18	216,879	74,524	1,293,665
Franklin Rising Dividends VIP Class 2	2020	27.28	26.13	27.94	1,570,523	116,393	622,057
	2019	23.83	22.93	24.50	2,108,715	137,526	820,485
	2018	18.68	18.06	19.28	818,448	98,794	453,319
	2017	19.94	19.37	20.65	2,951,403	200,339	1,065,852
	2016	16.76	16.35	17.41	3,311,228	229,055	1,299,984
	2015	14.63	14.34	15.26	1,012,671	136,126	718,870
	2014	15.38	15.15	16.10	3,826,516	326,410	1,586,909
	2013	14.34	14.18	15.06	4,052,087	369,519	1,798,682
	2012	11.20	11.13	11.80	2,196,744	266,089	1,373,728
	2011	10.14	10.12	10.72	190,127	32,205	670,615
Franklin Small Cap Value VIP CL 2	2020	21.57	20.66	26.19	170,225	13,829	58,055
	2019	20.77	19.99	25.32	201,737	14,827	59,204
	2018	16.66	16.10	20.37	66,104	13,035	36,119
	2017	19.37	18.81	23.78	274,397	17,944	84,160
	2016	17.74	17.31	21.85	306,825	18,885	105,603
	2015	13.80	13.53	17.06	91,803	16,256	56,766
	2014	15.10	14.87	18.73	144,414	17,648	69,863
	2013	15.21	15.05	18.94	270,000	19,442	138,735
	2012	11.31	11.24	14.13	135,949	19,005	89,258
	2011	9.68	9.66	12.14	6,862	2,476	51,571
Franklin Small-Mid Cap Growth VIP Fund - Class 2	2020	31.98	30.63	34.25	172,495	9,823	114,783
	2019	20.89	20.10	22.45	240,412	10,173	154,071
	2018	16.10	15.57	17.37	50,271	7,113	97,738
	2017	17.24	16.74	18.66	354,455	12,744	199,889
	2016	14.39	14.04	15.63	366,223	13,929	219,346
	2015	13.99	13.71	15.26	83,508	8,335	124,047
	2014	14.56	14.34	15.93	299,034	18,304	187,839
	2013	13.73	13.58	15.07	288,808	16,727	221,019
	2012	10.07	10.00	11.09	138,448	15,317	207,044
	2011	9.20	9.19	10.18	7,991	1,618	131,911
Franklin US Government Securities VIP CL 2	2020	10.51	10.07	11.98	2,681,889	181,238	1,059,470
	2019	10.26	9.87	11.73	3,327,440	203,340	1,160,196
	2018	9.87	9.55	11.33	3,991,909	231,402	1,323,518
	2017	9.97	9.68	11.48	4,269,960	257,745	1,454,871
	2016	9.97	9.73	11.52	4,486,340	291,748	1,514,087
	2015	10.03	9.83	11.64	4,510,870	299,485	1,636,834
	2014	10.12	9.96	11.78	4,574,187	366,121	1,901,044
	2013	9.92	9.81	11.58	4,413,287	449,150	1,949,975
	2012	10.28	10.21	12.04	2,320,608	434,924	1,738,106
	2011	10.22	10.20	12.02	166,876	84,820	890,850
Goldman Sachs Global Trends Allocation Fund SC	2020	12.80	12.36	12.45	341,397	12,983	140,346
	2019	12.46	12.08	12.16	409,096	17,439	142,388
	2018	11.27	10.98	11.05	436,286	17,928	139,419
	2017	11.94	11.69	11.74	425,744	18,587	128,175
	2016	10.70	10.51	10.55	421,660	24,534	163,540
	2015	10.39	10.26	10.28	448,592	27,999	178,554
	2014	11.17	11.08	11.10	233,353	21,064	144,339
	2013	10.89	10.85	10.86	162,875	11,075	126,392
Goldman Sachs International Equity Insights Fund SC	2020	13.12	12.57	16.43	150,359	7,009	58,988
	2019	12.47	12.00	15.68	189,071	3,367	87,013
	2018	10.69	10.33	13.48	58,156	4,090	38,013
	2017	12.98	12.60	16.43	216,735	6,417	80,922
	2016	10.42	10.16	13.23	59,992	4,927	42,091
	2015	10.87	10.65	13.85	86,701	9,790	49,449
	2014	10.93	10.76	13.98	57,311	13,060	52,024
	2013	11.99	11.86	15.40	159,475	15,098	78,413
	2012	9.82	9.76	12.65	116,004	16,651	67,444
	2011	8.23	8.22	10.64	12,888	1,420	45,933
Goldman Sachs Mid Cap Value SC	2020	20.59	19.72	22.29	981,940	49,897	321,720
	2019	19.28	18.55	20.95	1,262,932	59,677	390,350
	2018	14.89	14.40	16.24	348,891	36,660	173,917
	2017	16.90	16.41	18.49	1,778,635	83,340	524,315
	2016	15.44	15.07	16.96	2,005,887	86,515	661,547
	2015	13.81	13.54	15.22	558,322	52,233	305,021
	2014	15.47	15.23	17.11	2,205,100	119,218	840,253
	2013	13.83	13.68	15.35	2,346,513	157,183	940,160
	2012	10.57	10.50	11.78	1,435,337	147,790	705,603
	2011	9.06	9.05	10.13	139,959	18,367	244,727
Goldman Sachs Strategic Growth SC	2020	38.34	36.73	50.85	851,831	86,485	328,451
	2019	27.72	26.68	36.90	1,233,172	109,322	413,719
	2018	20.76	20.07	27.73	413,398	86,061	198,138
	2017	21.31	20.70	28.57	1,908,259	134,483	583,627
	2016	16.56	16.16	22.28	2,091,334	156,888	651,339
	2015	16.50	16.17	22.28	1,632,717	155,941	584,902
	2014	16.21	15.96	21.96	2,497,792	214,411	768,346
	2013	14.49	14.33	19.69	2,683,272	261,865	878,940
	2012	11.12	11.05	15.17	1,471,279	281,581	798,374
	2011	9.42	9.40	12.89	104,177	60,335	379,627
Goldman Sachs VIT Growth Opportunities SC	2020	33.13	31.74	41.10	101,812	12,759	41,062
	2019	23.26	22.39	28.96	129,618	18,166	62,359
	2018	17.58	16.99	21.96	17,708	8,762	21,632
	2017	18.62	18.08	23.35	143,970	16,851	48,037
	2016	14.86	14.50	18.70	176,232	13,806	84,758
	2015	14.85	14.55	18.75	38,136	8,973	38,459
	2014	15.87	15.62	20.11	231,438	16,340	108,900
	2013	14.47	14.31	18.40	180,096	15,730	75,839
	2012	11.09	11.02	14.16	97,630	15,223	66,281
	2011	9.41	9.39	12.05	1,042	—	30,923
Invesco VI American Value II	2020	18.34	17.57	23.01	330,984	12,566	40,143
	2019	18.43	17.73	23.20	326,110	13,675	57,638
	2018	14.97	14.47	18.92	238,605	10,063	27,189
	2017	17.41	16.91	22.08	333,710	22,200	63,583
	2016	16.08	15.69	20.46	311,964	22,078	77,846
	2015	14.14	13.86	18.06	99,383	8,394	32,251
	2014	15.80	15.56	20.26	156,090	24,375	80,059
	2013	14.63	14.46	18.81	141,369	30,994	82,325
	2012	11.06	10.99	14.28	46,710	24,357	51,451
	2011	9.57	9.56	12.40	535	2,967	26,560
Invesco VI Balanced Risk Allocation II	2020	15.04	14.40	16.82	2,090,896	195,391	722,930
	2019	13.85	13.33	15.55	2,586,824	228,817	877,394
	2018	12.21	11.81	13.76	2,900,842	218,820	1,037,433
	2017	13.27	12.88	15.00	3,077,406	261,150	1,116,537
	2016	12.24	11.94	13.88	3,230,214	275,842	1,417,053
	2015	11.12	10.90	12.66	3,102,576	299,001	1,446,168
	2014	11.78	11.60	13.46	2,674,304	195,006	1,196,476
	2013	11.29	11.17	12.95	2,640,188	192,418	1,474,774
	2012	11.28	11.21	12.98	1,108,337	100,010	775,951
	2011	10.33	10.31	11.93	37,421	16,773	86,372
Invesco VI Comstock II	2020	20.52	19.66	30.59	364,079	22,658	85,799
	2019	21.02	20.23	31.45	412,681	22,523	95,371
	2018	17.05	16.48	25.59	113,509	11,346	64,622
	2017	19.71	19.14	29.70	452,380	26,841	121,151
	2016	16.98	16.57	25.68	405,291	33,623	131,435
	2015	14.71	14.41	22.32	128,280	21,890	80,485
	2014	15.89	15.64	24.19	405,233	46,665	146,147
	2013	14.75	14.59	22.54	380,370	35,634	151,795
	2012	11.02	10.95	16.90	171,214	28,153	130,104
	2011	9.39	9.37	14.45	7,160	503	103,764
Invesco VI Equity and Income II	2020	19.14	18.34	27.93	1,186,821	60,043	340,946
	2019	17.69	17.02	25.89	1,486,289	86,607	401,410
	2018	14.93	14.43	21.94	481,536	57,489	209,184
	2017	16.76	16.28	24.71	1,808,451	102,613	522,549
	2016	15.33	14.95	22.68	1,964,606	116,309	617,571
	2015	13.52	13.25	20.08	535,499	75,068	306,003
	2014	14.06	13.85	20.96	1,978,899	149,973	776,324
	2013	13.10	12.96	19.59	1,941,681	204,376	871,088
	2012	10.63	10.56	15.95	1,004,181	161,966	649,112
	2011	9.58	9.56	14.43	68,073	28,599	385,885
Invesco VI Global Real Estate II	2020	13.45	12.93	13.04	244,145	11,694	93,351
	2019	15.59	15.05	15.17	293,521	17,488	123,794
	2018	12.88	12.49	12.57	88,366	1,318	39,385
	2017	13.93	13.57	13.65	362,161	18,668	155,482
	2016	12.52	12.25	12.31	29,889	957	12,964
	2015	12.46	12.25	12.29	53,815	957	12,841
	2014	12.85	12.69	12.72	433,645	7,841	181,199
	2013	11.38	11.29	11.31	391,601	6,206	156,088
	2012	11.26	11.22	11.23	125,875	2,869	100,855
Invesco VI Government Securities II	2020	11.06	10.60	10.93	988,767	5,472	96,911
	2019	10.58	10.18	10.49	925,814	5,488	116,872
	2018	10.13	9.80	10.08	952,247	7,469	120,795
	2017	10.24	9.94	10.22	906,636	4,923	110,822
	2016	10.20	9.95	10.22	761,290	4,426	119,366
	2015	10.23	10.02	10.29	386,976	5,911	130,987
	2014	10.36	10.20	10.45	276,805	3,827	141,518
	2013	10.10	9.99	10.23	180,331	5,461	155,569
	2012	10.53	10.47	10.71	166,665	16,033	169,859
	2011	10.44	10.42	10.65	8,278	5,744	118,398
Invesco VI Growth & Income II	2020	20.56	19.69	27.41	2,709,852	194,292	850,072
	2019	20.45	19.68	27.37	3,270,148	214,056	935,936
	2018	16.60	16.04	22.29	683,238	129,936	463,639
	2017	19.46	18.90	26.23	4,331,494	269,809	1,232,938
	2016	17.29	16.87	23.38	5,033,975	311,448	1,496,544
	2015	14.67	14.37	19.91	1,417,656	199,683	752,886
	2014	15.37	15.13	20.93	5,269,779	377,060	1,693,266
	2013	14.16	14.00	19.36	5,558,202	482,715	1,883,914
	2012	10.72	10.65	14.71	3,044,465	465,416	1,666,217
	2011	9.50	9.48	13.08	212,760	79,795	819,185
Invesco VI International Growth II	2020	16.24	15.61	15.05	170,616	5,156	70,492
	2019	14.47	13.97	13.46	221,948	7,634	82,712
	2018	11.43	11.09	10.67	54,241	—	14,343
	2017	13.66	13.31	12.80	271,305	7,039	107,869
	2016	11.28	11.04	10.60	37,816	—	17,471
	2015	11.50	11.31	10.85	40,354	—	21,618
	2014	11.97	11.82	11.33	48,547	—	21,470
	2013	12.12	12.02	11.51	127,464	928	69,445
	2012	10.34	10.30	9.86	23,939	1,292	18,626
	2011			8.70			14,817
Invesco VI Mid-Cap Growth II	2020	18.93	18.13	11.60	—	—	—
	2019	20.27	19.51	12.47	121,642	3,532	159,186
	2018	15.33	14.82	9.46	26,599	1,898	76,995
	2017	16.50	16.02	10.22	147,456	2,154	188,290
	2016	13.69	13.35	8.51	154,540	2,392	205,809
	2015	13.79	13.51	8.60	42,983	2,745	119,749
	2014	13.82	13.61	8.65	215,060	1,727	147,786
	2013	13.00	12.86	8.17	230,070	1,502	166,256
	2012	9.65	9.58	6.08	112,621	3,564	163,770
	2011	8.75	8.74	5.54	5,738	5,092	141,478
Invesco VI Small Cap Equity II	2020	20.57	19.76	19.94	46,948	563	10,914
	2019	16.43	15.86	15.98	63,903	680	13,200
	2018	13.17	12.78	12.86	16,149	—	1,199
	2017	15.75	15.35	15.44	82,985	729	14,179
	2016	14.03	13.73	13.80	82,967	1,311	14,628
	2015	12.71	12.50	12.55	19,481	—	—
	2014	13.67	13.50	13.53	54,427	1,483	16,068
	2013	13.56	13.46	13.48	62,780	1,563	23,734
	2012	10.02	9.99	10.00	35,941	—	12,402
Lord Abbett Bond Debenture VC	2020	15.61	14.95	26.54	4,269,665	291,365	1,233,307
	2019	14.74	14.18	25.15	5,232,119	349,190	1,417,680
	2018	13.17	12.74	22.56	6,019,879	391,717	1,597,698
	2017	13.91	13.51	23.90	6,516,383	452,034	1,832,062
	2016	12.90	12.59	22.25	6,907,510	471,172	1,876,835
	2015	11.66	11.42	20.17	7,472,786	557,016	2,136,207
	2014	11.99	11.81	20.83	7,306,428	617,574	2,374,549
	2013	11.65	11.52	20.30	6,945,400	686,362	2,360,387
	2012	10.91	10.84	19.08	3,287,886	567,809	1,820,376
	2011	9.82	9.80	17.24	250,347	71,892	1,126,556
Lord Abbett Dividend Growth VC	2020	25.47	24.40	39.99	413,631	18,120	81,193
	2019	22.36	21.51	35.23	500,904	22,006	84,935
	2018	17.91	17.32	28.33	348,927	18,763	38,067
	2017	19.04	18.49	30.22	670,886	34,412	145,910
	2016	16.19	15.80	25.79	687,204	38,826	207,263
	2015	14.25	13.97	22.78	135,813	11,020	41,657
	2014	14.76	14.53	23.67	186,153	35,385	85,599
	2013	13.40	13.26	21.57	239,394	43,274	118,402
	2012	10.61	10.55	17.15	35,479	19,999	68,988
	2011	9.56	9.54	15.50	867	7,971	52,594
Lord Abbett Classic Stock VC	2020	19.01	18.21	18.15	—	—	—
	2019	19.26	18.53	18.45	—	—	—
	2018	16.44	15.89	15.81	29,432	9,032	27,504
	2017	18.06	17.54	17.43	326,295	16,218	102,152
	2016	15.66	15.28	15.17	374,237	17,009	116,246
	2015	14.11	13.83	13.72	141,722	11,379	62,385
	2014	14.43	14.21	14.07	410,961	16,412	144,096
	2013	13.40	13.25	13.11	453,159	18,181	167,817
	2012	10.45	10.38	10.26	235,278	15,217	138,397
	2011	9.20	9.18	9.07	235	—	63,701
Lord Abbett Growth Opportunities VC	2020	30.08	28.81	51.72	206,973	15,005	57,968
	2019	21.86	21.04	37.73	292,700	20,227	84,661
	2018	16.24	15.70	28.13	43,086	7,216	28,372
	2017	16.95	16.46	29.45	380,935	24,421	97,823
	2016	13.97	13.63	24.36	406,898	24,790	106,215
	2015	13.98	13.70	24.47	109,575	9,679	35,887
	2014	13.79	13.58	24.22	66,704	3,149	37,512
	2013	13.17	13.03	23.22	68,951	3,293	36,808
	2012	9.74	9.67	17.22	44,041	1,017	28,857
	2011	8.65	8.63	15.35	1,180	—	17,892
Lord Abbett Mid Cap Stock VC	2020	17.12	16.40	23.14	96,479	7,740	55,684
	2019	16.92	16.28	22.95	126,251	9,579	79,997
	2018	13.98	13.51	19.03	41,505	8,398	60,607
	2017	16.67	16.19	22.78	139,851	13,217	104,511
	2016	15.81	15.42	21.68	158,027	20,058	114,154
	2015	13.76	13.49	18.93	65,055	15,861	86,072
	2014	14.49	14.27	20.01	135,134	23,749	120,301
	2013	13.17	13.02	18.24	139,429	18,330	127,371
	2012	10.24	10.17	14.23	84,936	17,046	142,862
	2011	9.05	9.04	12.63	6,961	1,515	150,827
Lord Abbett Series Fundamental Equity VC	2020	18.80	18.01	22.79	1,457,169	107,886	509,430
	2019	18.72	18.01	22.77	1,778,299	119,094	561,995
	2018	15.60	15.09	19.05	580,252	84,759	330,259
	2017	17.22	16.72	21.09	2,454,706	157,522	789,930
	2016	15.49	15.11	19.05	2,769,629	184,462	940,162
	2015	13.56	13.29	16.73	756,394	126,324	478,601
	2014	14.23	14.01	17.62	3,266,974	239,725	1,217,682
	2013	13.46	13.31	16.72	3,451,741	315,823	1,502,347
	2012	10.04	9.98	12.52	1,962,623	310,652	1,133,475
	2011	9.20	9.18	11.51	133,157	58,034	529,028
MFS Growth Series SC	2020	38.93	37.29	61.90	12,822	548	10,780
	2019	29.99	28.86	47.85	18,315	721	14,356
	2018	22.05	21.32	35.31	22,819	786	18,381
	2017	21.82	21.19	35.06	31,417	940	23,348
	2016	16.86	16.45	27.19	42,913	2,528	27,803
	2015	16.72	16.38	27.06	73,355	5,332	39,154
	2014	15.79	15.54	25.64	372,382	33,935	117,578
	2013	14.72	14.55	23.99	399,806	41,359	188,116
	2012	10.92	10.85	17.87	147,058	84,280	91,256
	2011	9.45	9.43	15.52	10,052	10,269	42,103
MFS Investors Trust Series - SC	2020	26.88	25.75	36.23	108,114	37,106	94,127
	2019	23.97	23.07	32.43	137,057	43,078	110,299
	2018	18.51	17.89	25.12	197,038	47,450	126,368
	2017	19.88	19.31	27.09	228,367	58,193	153,696
	2016	16.37	15.97	22.39	259,058	67,923	187,019
	2015	15.32	15.01	21.02	293,486	78,867	218,517
	2014	15.52	15.28	21.38	1,864,919	155,328	589,099
	2013	14.21	14.05	19.63	1,993,409	185,460	678,420
	2012	10.93	10.86	15.15	1,058,048	177,075	614,419
	2011	9.32	9.30	12.97	78,439	28,634	307,998
MFS New Discovery SC	2020	32.09	30.74	81.55	94,939	16,447	44,096
	2019	22.34	21.49	56.96	134,849	22,682	56,738
	2018	16.02	15.48	40.99	173,532	26,785	68,037
	2017	16.51	16.04	42.41	215,279	32,625	89,683
	2016	13.24	12.92	34.13	257,251	39,911	109,510
	2015	12.33	12.09	31.90	292,196	43,439	116,331
	2014	12.77	12.57	33.14	416,934	53,914	150,403
	2013	13.98	13.83	36.43	1,818,167	136,227	375,070
	2012	10.03	9.97	26.23	965,374	137,367	314,297
	2011	8.41	8.39	22.06	67,228	20,075	156,616
MFS Research SC	2020	28.31	27.12	39.85	4,689	1,002	3,006
	2019	24.66	23.73	34.83	5,584	1,169	3,265
	2018	18.84	18.22	26.71	7,434	1,269	4,489
	2017	20.02	19.44	28.48	8,164	1,884	4,878
	2016	16.48	16.08	23.53	9,170	3,415	5,820
	2015	15.39	15.08	22.05	10,079	3,627	6,245
	2014	15.51	15.27	22.30	71,184	13,738	31,493
	2013	14.29	14.14	20.62	71,658	15,640	29,531
	2012	10.97	10.90	15.88	36,182	18,178	28,021
	2011	9.51	9.49	13.82	270	9,214	18,224
MFS Total Return SC	2020	18.63	17.85	32.59	67,778	20,555	73,457
	2019	17.23	16.58	30.26	79,715	23,717	81,131
	2018	14.54	14.05	25.61	88,854	26,955	89,832
	2017	15.65	15.20	27.67	101,646	30,452	99,992
	2016	14.15	13.81	25.11	124,340	32,485	116,359
	2015	13.18	12.91	23.46	129,930	33,697	125,492
	2014	13.43	13.22	24.00	610,378	97,092	280,814
	2013	12.57	12.43	22.54	608,828	104,531	300,835
	2012	10.72	10.65	19.30	308,039	77,597	267,201
	2011	9.79	9.78	17.69	26,485	7,494	207,356
MFS Utilities SC	2020	18.92	18.12	46.10	83,429	14,805	40,083
	2019	18.15	17.46	44.38	101,354	15,156	44,246
	2018	14.73	14.24	36.15	137,250	17,126	56,435
	2017	14.81	14.38	36.47	154,288	22,654	64,075
	2016	13.10	12.78	32.38	170,476	28,730	74,338
	2015	11.93	11.69	29.60	202,273	39,057	84,859
	2014	14.18	13.96	35.30	1,047,803	145,301	187,556
	2013	12.78	12.64	31.92	1,205,350	168,094	224,938
	2012	10.77	10.70	26.99	581,154	113,100	204,861
	2011	9.64	9.62	24.24	58,353	20,054	112,148
MFS VIT II Emerging Markets Equity SC	2020	11.83	11.37	11.47	1,359	—	1,393
	2019	10.87	10.49	10.57	6,723	—	1,363
	2018	9.16	8.88	8.94	6,695	—	1,482
	2017	10.81	10.53	10.59	6,417	—	1,361
	2016	7.95	7.78	7.82	7,784	—	1,504
	2015	7.39	7.27	7.29	11,715	—	1,567
	2014	8.62	8.51	8.53	25,074	—	1,412
	2013	9.38	9.31	9.33	262,437	6,126	94,430
	2012	10.05	10.02	10.02	110,376	2,054	51,415
MFS VIT II International Intrinsic Value SC	2020	23.36	22.45	22.65	1,031	—	—
	2019	19.69	19.01	19.16	6,914	—	—
	2018	15.88	15.40	15.50	7,551	—	—
	2017	17.82	17.36	17.46	8,020	—	—
	2016	14.24	13.93	14.00	9,418	—	—
	2015	13.89	13.66	13.71	13,565	—	—
	2014	13.24	13.07	13.11	144,715	12,350	70,227
	2013	13.26	13.16	13.18	215,158	13,920	144,105
	2012	10.53	10.49	10.50	68,091	1,631	42,916
MFS VIT II MA Investors Growth Stock Portfolio SC	2020	21.44	20.88	21.00	19,452	5,856	24,583
	2019	17.77	17.39	17.47	25,689	5,690	29,798
	2018	12.90	12.68	12.73	31,564	6,024	36,610
	2017	13.00	12.83	12.87	42,945	7,422	41,874
	2016	10.28	10.19	10.21	48,170	7,968	50,275
	2015	9.84	9.80	9.81	57,800	9,963	66,871
MFS VIT Total Return Bond Series SC	2020	12.79	12.25	13.44	681,634	106,166	276,814
	2019	11.98	11.53	12.63	897,725	116,279	324,073
	2018	11.04	10.67	11.68	1,208,582	128,300	368,127
	2017	11.34	11.01	12.04	1,301,338	147,322	423,124
	2016	11.03	10.76	11.75	1,393,082	167,598	455,970
	2015	10.74	10.52	11.49	1,554,199	188,160	550,706
	2014	10.94	10.77	11.75	1,928,201	236,403	786,056
	2013	10.50	10.38	11.31	1,921,913	277,808	812,584
	2012	10.78	10.71	11.65	1,028,311	270,610	680,503
	2011	10.20	10.18	11.06	69,727	56,311	372,367
MFS VIT Value SC	2020	23.44	22.45	26.38	102,760	19,017	74,650
	2019	23.00	22.14	25.99	128,761	20,207	80,576
	2018	18.00	17.40	20.40	155,582	24,179	93,198
	2017	20.34	19.76	23.15	177,846	35,149	109,837
	2016	17.56	17.13	20.05	207,661	40,920	126,903
	2015	15.64	15.33	17.92	269,096	47,922	164,012
	2014	15.99	15.75	18.39	3,048,655	177,578	1,103,512
	2013	14.70	14.54	16.97	3,277,046	201,965	1,102,877
	2012	10.99	10.92	12.72	1,547,211	146,511	766,517
	2011	9.61	9.59	11.16	35,455	26,559	177,525
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	2020			47.86			2,301
	2019			34.59			164
	2018			25.23			165
	2017			27.32			166
	2016			21.57			167
	2015			21.43			274
	2014			20.44			308
	2013			19.64			338
	2012			14.69			1,080
	2011			12.82			1,124
Invesco V.I. Global Strategic Income Fund, Series II	2020	11.65	11.16	21.56	2,506,004	208,806	743,051
	2019	11.46	11.03	21.28	2,970,767	244,449	809,030
	2018	10.50	10.15	19.56	3,574,760	271,452	873,838
	2017	11.14	10.82	20.84	3,753,832	301,251	989,286
	2016	10.65	10.39	19.98	3,844,136	331,243	1,075,042
	2015	10.15	9.95	19.12	4,177,816	374,536	1,234,622
	2014	10.55	10.38	19.93	4,151,355	413,636	1,232,780
	2013	10.43	10.31	19.78	3,935,251	466,119	1,300,898
	2012	10.60	10.53	20.18	1,912,789	394,031	1,049,436
	2011	9.49	9.48	18.14	179,980	48,629	595,699
Invesco V.I. Global Fund, Series II	2020	24.94	23.89	61.03	958,021	87,369	195,822
	2019	19.84	19.09	48.73	1,375,648	104,195	265,966
	2018	15.29	14.78	37.69	331,419	82,654	145,059
	2017	17.89	17.37	44.26	1,934,192	133,135	377,017
	2016	13.30	12.97	33.01	2,291,790	158,735	425,652
	2015	13.49	13.22	33.61	585,421	112,897	204,166
	2014	13.19	12.98	32.96	2,035,727	177,613	459,086
	2013	13.09	12.95	32.84	2,465,182	250,703	584,698
	2012	10.44	10.38	26.29	1,376,316	249,036	459,209
	2011	8.75	8.73	22.10	89,586	41,254	234,739
Invesco V.I. U.S. Government Money Portfolio, Series I	2020	9.17	8.79	1.18	6,187,832	250,523	14,100,346
	2019	9.27	8.92	1.20	7,612,072	274,761	16,941,444
	2018	9.24	8.93	1.20	61,723,220	2,066,315	130,987,899
	2017	9.24	8.97	1.20	9,402,757	377,422	20,982,477
	2016	9.32	9.09	1.22	11,298,853	506,198	30,424,006
	2015	9.44	9.25	1.24	60,905,994	2,585,261	159,217,582
	2014	9.57	9.42	1.26	11,283,505	550,589	40,566,373
	2013	9.69	9.58	1.28	1,672,651	301,054	15,434,413
	2012	9.82	9.75	1.30	894,788	231,897	9,982,546
	2011	9.94	9.93	1.32	35,736	42,202	10,687,916
Invesco V.I. Main Street Fund, Series II	2020	27.02	25.88	34.16	436,841	10,884	69,705
	2019	24.08	23.17	30.55	530,147	13,337	115,590
	2018	18.52	17.90	23.58	371,349	12,645	36,447
	2017	20.42	19.83	26.09	631,708	24,692	160,664
	2016	17.73	17.30	22.74	619,854	26,408	168,914
	2015	16.14	15.82	20.77	397,349	27,596	130,088
	2014	15.86	15.62	20.49	293,180	26,692	107,142
	2013	14.56	14.40	18.87	292,827	23,643	112,142
	2012	11.22	11.15	14.59	131,293	20,563	94,739
	2011	9.75	9.73	12.73	7,978	—	38,722
PIMCO VIT All Asset Advisor	2020	12.87	12.37	12.48	215,432	18,438	71,032
	2019	12.08	11.66	11.76	257,408	23,295	87,297
	2018	10.96	10.62	10.70	36,412	2,455	4,731
	2017	11.74	11.44	11.50	330,233	25,650	108,086
	2016	10.49	10.27	10.32	349,716	28,423	118,064
	2015	9.41	9.25	9.29	17,267	2,031	5,896
	2014	10.50	10.37	10.40	27,273	2,031	5,546
	2013	10.59	10.51	10.53	333,174	29,637	176,712
	2012	10.72	10.68	10.69	186,416	3,161	170,710
PIMCO VIT Global Diversified Allocation Portfolio	2020	13.97	13.48	13.59	308,133	3,084	109,063
	2019	13.61	13.20	13.29	382,263	6,588	106,506
	2018	11.34	11.04	11.11	385,670	7,173	135,398
	2017	12.63	12.36	12.42	346,123	7,879	85,153
	2016	10.95	10.76	10.81	300,533	10,369	128,296
	2015	10.31	10.18	10.21	286,391	8,990	131,584
	2014	11.06	10.97	10.99	96,869	1,790	18,933
	2013	10.60	10.57	10.57	48,560	1,842	7,586
PIMCO VIT Long-Term US Government Advisor	2020	16.91	16.20	17.51	407,183	29,466	143,962
	2019	14.61	14.06	15.18	420,697	17,991	130,036
	2018	13.07	12.64	13.63	432,683	15,329	135,958
	2017	13.58	13.19	14.22	501,164	16,405	125,055
	2016	12.64	12.33	13.28	310,126	21,494	131,535
	2015	12.74	12.48	13.42	388,495	16,707	167,411
	2014	13.10	12.89	13.85	279,332	23,388	102,607
	2013	10.71	10.59	11.37	257,870	36,736	98,426
	2012	12.48	12.40	13.29	191,833	28,326	159,358
	2011	12.12	12.10	12.96	18,289	13,502	111,710
PIMCO VIT Low Duration Advisor	2020	10.26	9.83	10.43	1,585,379	124,355	478,554
	2019	10.11	9.73	10.31	1,845,155	132,227	519,330
	2018	9.85	9.53	10.09	2,038,866	127,863	607,273
	2017	9.96	9.67	10.23	2,070,953	146,480	646,230
	2016	9.97	9.72	10.28	2,185,929	167,256	744,173
	2015	9.97	9.77	10.31	1,880,559	180,965	906,595
	2014	10.08	9.92	10.46	1,955,509	214,010	980,477
	2013	10.13	10.02	10.56	1,818,657	243,649	1,153,454
	2012	10.29	10.22	10.76	890,053	268,579	869,268
	2011	9.86	9.84	10.35	48,895	47,396	496,297
PIMCO VIT Real Return Advisor	2020	11.69	11.19	12.86	3,727,943	248,734	1,408,446
	2019	10.61	10.21	11.72	4,879,438	301,835	1,674,043
	2018	9.92	9.59	11.00	5,881,316	346,973	1,949,833
	2017	10.29	9.99	11.45	6,342,579	376,791	2,169,033
	2016	10.07	9.82	11.24	6,450,124	385,972	2,356,699
	2015	9.71	9.51	10.88	7,078,469	434,080	2,669,505
	2014	10.12	9.96	11.38	7,229,026	528,446	2,885,402
	2013	9.95	9.84	11.23	7,012,022	607,669	2,997,420
	2012	11.12	11.05	12.59	3,310,897	581,212	2,280,255
	2011	10.37	10.35	11.79	293,070	89,263	1,038,403
PIMCO VIT Short-Term Advisor	2020	10.29	9.86	9.96	1,000,795	103,018	450,278
	2019	10.21	9.82	9.91	1,213,413	100,924	507,961
	2018	10.07	9.73	9.81	1,516,075	107,016	541,443
	2017	10.06	9.77	9.84	1,500,900	115,063	544,369
	2016	9.96	9.72	9.78	1,738,155	122,476	641,133
	2015	9.87	9.67	9.72	1,661,472	129,416	664,848
	2014	9.90	9.74	9.78	2,053,096	153,518	808,697
	2013	9.97	9.86	9.89	2,113,973	201,479	1,010,604
	2012	10.05	9.99	10.01	808,515	164,425	601,380
	2011	9.92	9.90	9.91	49,702	39,292	371,752
PIMCO VIT Total Return Advisor	2020	12.44	11.92	13.09	6,804,831	474,409	2,482,983
	2019	11.62	11.18	12.26	8,331,872	539,947	2,814,382
	2018	10.87	10.51	11.52	9,832,412	617,166	3,219,976
	2017	11.09	10.77	11.79	10,370,771	692,834	3,588,110
	2016	10.72	10.45	11.43	10,169,580	724,921	4,010,086
	2015	10.58	10.37	11.33	10,733,637	803,722	4,531,257
	2014	10.69	10.52	11.48	10,847,381	1,042,576	5,077,304
	2013	10.39	10.28	11.21	10,717,469	1,264,421	5,378,209
	2012	10.75	10.68	11.63	5,338,954	1,168,059	4,332,444
	2011	9.95	9.93	10.80	354,934	234,740	2,244,080
Protective Life Dynamic Allocation Series - Conservative Portfolio	2020	12.06	11.54	11.59	1,034,729	787	238,788
	2019	11.80	11.35	11.38	957,375	323	220,788
	2018	10.87	10.50	10.53	837,842	366	243,952
	2017	11.24	10.91	10.92	671,657	372	242,541
	2016	10.14	9.88	9.88	287,629	—	241,175
Protective Life Dynamic Allocation Series - Growth Portfolio	2020	12.89	12.28	12.34	539,970	5,319	319,261
	2019	13.35	12.77	12.82	509,596	4,742	270,252
	2018	12.08	11.61	11.64	464,786	5,165	215,304
	2017	12.70	12.26	12.28	182,538	—	192,334
	2016	10.48	10.16	10.17	125,702	—	210,310
Protective Life Dynamic Allocation Series - Moderate Portfolio	2020	12.37	11.80	11.85	1,473,780	9,115	517,282
	2019	12.28	11.78	11.82	1,404,345	9,039	507,967
	2018	11.26	10.84	10.86	1,131,234	16,438	334,397
	2017	11.68	11.30	11.32	772,868	—	255,813
	2016	10.25	9.96	9.97	346,602	—	270,362
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	2020	12.05	11.58	11.69	888,355	14,231	633,241
	2019	13.32	12.86	12.96	1,034,949	16,007	870,928
	2018	11.68	11.33	11.41	1,150,506	52,833	942,763
	2017	12.76	12.43	12.51	1,234,642	57,100	976,947
	2016	11.36	11.12	11.17	1,432,601	63,171	1,279,260
	2015	11.56	11.37	11.41	1,550,203	75,448	1,746,965
	2014	12.39	12.24	12.27	1,110,769	69,444	1,929,566
	2013	11.80	11.71	11.73	844,366	75,731	1,683,903
	2012	10.12	10.09	10.10	207,953	2,723	476,160
Royce Capital Fund Micro-Cap SC	2020	13.85	13.27	18.37	282,429	11,208	50,751
	2019	11.36	10.93	15.11	336,108	18,751	66,861
	2018	9.65	9.33	12.89	83,876	15,814	51,089
	2017	10.78	10.47	14.45	439,741	30,341	101,546
	2016	10.40	10.14	13.99	496,141	33,548	103,657
	2015	8.82	8.65	11.91	144,750	28,018	61,229
	2014	10.23	10.07	13.86	109,685	35,385	58,198
	2013	10.78	10.66	14.65	522,919	58,239	114,126
	2012	9.05	8.99	12.35	300,142	50,397	94,522
	2011	8.54	8.52	11.69	28,105	18,071	60,462
Royce Capital Fund Small-Cap SC	2020	14.53	13.92	17.28	1,908,768	115,788	619,822
	2019	15.89	15.29	18.96	2,063,870	121,253	604,014
	2018	13.59	13.14	16.27	489,241	80,476	311,830
	2017	15.05	14.62	18.08	2,790,742	156,108	819,039
	2016	14.51	14.15	17.49	2,949,809	168,846	928,909
	2015	12.19	11.95	14.76	732,780	115,024	475,211
	2014	14.04	13.82	17.04	2,940,365	194,337	1,001,287
	2013	13.82	13.66	16.84	3,503,937	258,805	1,241,889
	2012	10.41	10.34	12.73	1,988,973	246,459	1,066,806
	2011	9.40	9.38	11.54	137,686	38,866	475,047
Templeton Developing Markets VIP Fund (Fund 2)	2020	13.43	12.91	13.02	299,719	704	111,248
	2019	11.61	11.21	11.30	385,004	3,277	140,087
	2018	9.29	9.00	9.07	30,241	—	2,382
	2017	11.17	10.89	10.95	438,417	6,237	162,001
	2016	8.06	7.89	7.93	375,283	8,183	106,235
	2015	6.95	6.84	6.86	32,950	13,008	3,831
	2014	8.76	8.66	8.68	34,071	10,254	3,205
	2013	9.69	9.62	9.63	238,427	15,962	52,676
	2012	9.91	9.88	9.89	125,621	9,504	47,122
Templeton Foreign VIP Fund Class 2	2020	10.72	10.27	11.57	364,178	27,817	202,105
	2019	10.99	10.57	11.90	407,860	37,670	232,323
	2018	9.89	9.56	10.75	140,645	33,511	167,030
	2017	11.85	11.51	12.93	439,930	53,941	266,257
	2016	10.29	10.04	11.26	453,909	57,812	288,293
	2015	9.73	9.53	10.68	172,924	42,480	219,222
	2014	10.54	10.38	11.62	147,492	44,428	254,007
	2013	12.02	11.89	13.29	420,951	55,705	448,740
	2012	9.90	9.84	10.99	280,216	44,164	306,142
	2011	8.48	8.47	9.45	43,925	7,327	208,782
Templeton Global Bond VIP Fund Class 2	2020	9.67	9.26	14.44	4,492,805	254,424	1,170,922
	2019	10.34	9.95	15.50	5,172,185	290,309	1,256,054
	2018	10.27	9.93	15.45	5,941,543	315,568	1,377,956
	2017	10.21	9.91	15.41	6,532,723	357,747	1,523,856
	2016	10.14	9.90	15.38	6,923,958	405,118	1,716,761
	2015	9.98	9.78	15.19	7,323,887	457,912	1,912,140
	2014	10.57	10.41	16.14	7,260,685	607,944	2,092,635
	2013	10.52	10.40	16.11	6,997,411	658,943	2,251,224
	2012	10.48	10.42	16.12	2,996,235	500,714	1,643,036
	2011	9.23	9.21	14.24	232,787	77,198	916,478
Templeton Growth VIP Fund, Class 2	2020	15.02	14.39	13.56	200,052	6,561	67,097
	2019	14.39	13.84	13.03	238,446	8,217	59,712
	2018	12.66	12.24	11.50	72,332	1,644	40,548
	2017	15.06	14.63	13.74	253,864	9,858	97,316
	2016	12.88	12.56	11.79	266,941	11,034	104,909
	2015	11.90	11.66	10.93	96,667	2,006	55,273
	2014	12.89	12.69	11.89	100,990	2,155	63,290
	2013	13.44	13.29	12.44	242,964	19,467	143,180
	2012	10.41	10.34	9.67	116,837	15,460	117,780
	2011	8.71	8.69	8.12	18,411	5,397	75,749

                          APPENDIX E

                          EXAMPLE OF SECUREPAY 6 RIDER

                          The purpose of the following example is to demonstrate the operation of the SecurePay 6 rider for Contract Owners who purchased the rider. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Variable Account. The example is not representative of past or future performance and is not intended to project or predict performance. There is, of course, no assurance that the Variable Account will experience positive investment performance. The example does not reflect the deduction of fees and charges.

                          ASSUMPTIONS:

                            Joe, 55 years old on the Issue Date
                            Purchased SecurePay 6 rider at time of Contract Purchase
                            Elected Single Life Coverage
                            Began making SecurePay Withdrawals 12 years after the Rider Issue Date
                            Because Joe was 67 on the Benefit Election Date, he received the 5% Maximum Withdrawal Percentage
Contract Year	End of Year Attained Age	Roll Up Percentage	Maximum Allowed Withdrawal Percentage	Purchase Payments	Net Withdrawals	Annual Withdrawal Amount	Annual Withdrawal Amount Balance	Excess Withdrawal	Hypothetical Contract Value	SecurePay Anniversary Value	SecurePay Roll-Up Value	End of Year Benefit Base
At issue	55			100,000	N/A		—		100,000	—	100,000(A)	100,000(A)
1	56	6%	N/A	50,000(B)	—		—		153,975	153,975	156,000(C)	156,000(D)
2	57	6%	N/A	—	—		—		161,676	161,676	165,360(E)	165,360(F)
3	58	6%	N/A	25,000(G)	—		—		209,964	184,964(H)	175,282(I)	184,964(J)
4	59	6%	N/A	—	—		—		208,164	183,164	196,062	196,062(K)
5	60	6%	N/A	—	—		—		246,037	221,037	207,826	221,037(L)
6	61	6%	N/A	15,000	—		—		249,536	209,536	234,299	234,299(M)
7	62	6%	N/A	—	—		—		289,157	249,157	248,357	249,157(N)
8	63	6%	N/A	—	10,000(O)		—		288,172	248,172	255,249(P)	255,249(Q)
9	64	6%	N/A	—	—		—		312,085	272,085	270,564	272,085
10	65	6%	N/A	—	—		—		324,517	284,517	288,410	288,410(R)
11	66	0%(S)	N/A	—	—		—		313,603	273,603	288,410	288,410
12	67	0%	5%	—	14,421	14,421(T)	—		329,576	289,576	288,410	289,576
13	68	0%	5%	—	14,479	14,479(T)	—		333,375	293,375	288,410	293,375
14	69	0%	5%	—	5,000	14,669(U)	9,669(U)		359,462	319,462	288,410	319,462(U)
15	70	0%	5%	—	15,973	15,973(V)	—		355,423	315,423	288,410	319,462
16	71	0%	5%	—	15,973	15,973(V)	—		348,558	308,558	288,410	319,462
17	72	0%	5%	—	15,973	15,973(V)	—		334,053	294,053	288,410	319,462
18	73	0%	5%	—	50,000	15,973(W)	—	34,027(X)	248,981	208,981	257,557	285,287(X)

                          (A) The initial Benefit Base is equal to the initial Purchase Payment of $100,000

                          (B) The $50,000 Purchase Payment is added to the current Benefit Base of $100,000. The new Benefit Base is $150,000. Keep in mind Purchase Payments made more than two years after the date the SecurePay Rider is issued (the Rider Effective Date) will not be included in the calculation of the Benefit Base.

                          (C) The SecurePay Roll-Up Value is equal to the most recently calculated Benefit Base ($150,000) plus 6% of the Benefit Base on the previous contract anniversary (6% of $100,000).

                          (D) The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value, and the SecurePay Roll-Up Value (max of $150,000, $153,975, and $156,000, respectively).

                          (E) The SecurePay Roll-Up Value is equal to the most recently calculated Benefit Base ($156,000) plus 6% of the Benefit Base on the previous contract anniversary (6% of $156,000).

                          (F) The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value, and the SecurePay Roll-Up Value (max of $156,000, $161,676, and $163,360, respectively).

                          (G) The $25,000 Purchase Payment is not added to the current Benefit Base because it is made more than 2 years after the Rider Effective Date.

                          (H) In year 3, the SecurePay Anniversary Value is attained at the end of the year and equals $184,964 = $209,964 – $25,000 (Contract Value as of quarterly anniversary less all Purchase Payments made 2 or more years following the Rider Issue Date).

                          (I) The SecurePay Roll-Up Value is equal to the most recently calculated Benefit Base ($163,360) plus 6% of the Benefit Base on the previous contract anniversary (6% of $163,360).

                          (J) The SecurePay Roll-Up Value ($175,282) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($209,964 – $25,000).

                          (K) The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $183,164 ($208,164 – $25,000).

                          (L) The SecurePay Roll-Up Value ($207,826) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($246,037 – $25,000).

                          (M) The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $209,536 ($249,536 – $40,000).

                          (N) The SecurePay Roll-Up Value ($248,357) is compared to the SecurePay Anniversary Value ($249,157).

                          (O) Because this withdrawal was made prior to the Benefit Election Date, it is not a SecurePay Withdrawal. The Benefit Base is reduced proportionally due to the $10,000 withdrawal. The Benefit Base is reduced by 3.4% ($10,000 [withdrawal amount] /$298,172 [contract value prior to withdrawal]). The new Benefit Base is $240,801 ($249,157 x (1 – 3.4%)).

                          (P) The Roll-Up Guaranteed increase is also reduced in the same proportion of the Benefit Base (6% * $249,157 * (1 – 3.4%)) to $14,448. The Roll-Up Value is then calculated by adding the adjusted Roll-Up Guaranteed amount to the adjusted Benefit Base ($240,801 + $14,438 = $255,249).

                          (Q) The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value ($288,172 – $40,000) and the SecurePay Roll-Up Value ($255,249).

                          (R) The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $284,517 ($324,517 – $40,000).

                          (S) The Roll-up Period is over after 10 years, since the Benefit Base increased at each of the first 10 Contract Anniversaries.

                          (T) For the next two years, Joe takes the full Annual Withdrawal Amount ($14,421 = 5% * $288,410 in the first year, and $14,479 = 5% * $289,576 in the second year).

                          (U) In year 14, Joe only takes $5,000 of the available $14,669. Please note that the $9,669 is not carried over to the next year. At the end of year 14, the Benefit Base steps up to the Anniversary Value of $319,462 ($359,462 – $40,000)

                          (V) For years 15-17, Joe takes the full Annual Withdrawal Amount of $15,973 (5% * $319,462)

                          (W) In year 18, Joe takes a $50,000 withdrawal. Since the Annual Withdrawal Amount is only $15,973, the remaining portion of his withdrawal ($34,027) is considered an Excess Withdrawal

                          (X) At the time of the Excess Withdrawal, since the Contract Value less the non-excess part of the withdrawal ($334,053 – $15,973 = $318,080) is less than the Benefit Base, the Benefit Base is reduced in the same proportion as the excess part of the withdrawal reduces the Contract Value less the non-excess part of the withdrawal. After the Excess Withdrawal, the new Benefit Base equals $285,287 = $319,462 * [1 – {$50,000 – $15,973}/{$334,053 – $15,973}].

                          Example of SecurePay R72 Rider

                          The purpose of the following example is to demonstrate the operation of the SecurePay R72 rider ("SecurePay R72") for Contract Owners who purchased the rider. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Variable Account. The example is not representative of past or future performance and is not intended to project or predict performance. There is, of course, no assurance that the Variable Account will experience positive investment performance. The example does not reflect the deduction of fees and charges.

                          ASSUMPTIONS:

                            Joe, 55 years old on the Issue Date
                            Purchased SecurePay R72 at time of Contract Purchase
                            Elected Single Life Coverage
                            Began making SecurePay Withdrawals 13 years after the Rider Issue Date
                            Because Joe was 68 on the Benefit Election Date, he received the 5% Maximum Withdrawal Percentage
Contract Year	Purchase Payments	Net Withdrawals	Hypothetical Contract Value	SecurePay Roll-Up Value	Benefit Base	Annual Withdrawal Amount	Annual Withdrawal Amount Balance	Excess Withdrawal
At issue	100,000	N/A	100,000	100,000(A)	100,000(A)	—	—	—
1	15,000(B)	—	119,336	122,200(C)	122,200(D)	—	—	—
2	—	—	133,212	130,998(E)	133,212(F)	—	—	—
3	10,000(G)	—	145,941	142,803(H)	142,803(I)	—	—	—
4	—	—	154,057	153,084	153,084(J)	—	—	—
5	—	—	116,753	164,106	164,106(K)	—	—	—
6	—	—	99,317	175,922	175,922(L)	—	—	—
7	—	—	117,908	188,588	188,588(M)	—	—	—
8	—	—	93,575	188,588(N)	188,588(O)	—	—	—
9	12,000	—	112,836	202,166(P)	202,166(Q)	—	—	—
10	—	10,000	105,382(R)	197,939(S)	197,939(T)	—	—	—
11	—	—	120,015	212,191	212,191(U)	—	—	—
12	—	—	143,194	N/A(V)	212,191(W)	—	—	—
13	—	10,610(X)	150,931	N/A	212,191	10,610	—	—
14	—	10,610(X)	158,078	N/A	212,191	10,610	—	—
15	—	10,610(X)	155,209	N/A	212,191	10,610	—	—
16	—	2,000(Y)	163,611	N/A	212,191	10,610	8,610(Y)	—
17	—	10,610(Z)	154,962	N/A	212,191	10,610	—	—
18	—	10,610(Z)	152,795	N/A	212,191	10,610	—	—
19	—	25,000(AA)	129,813	N/A	190,716(AA)	10,610	—	14,390(AA)
20	—	9,536(BB)	121,420	N/A	190,716	9,536	—	—

                          (A) The initial Benefit Base is equal to the initial Purchase Payment of $100,000

                          (B) The $15,000 Purchase Payment is made six months following the Contract Issue Date and is added to the current Benefit Base of $100,000 at that time. The new Benefit Base is $115,000. Keep in mind Purchase Payments made more than two years after the date the SecurePay Rider is issued (the Rider Issue Date) will not be included in the calculation of the Benefit Base.

                          (C) The SecurePay Roll-Up Value is equal to the most recently calculated Benefit Base ($115,000) plus 7.2% of the Benefit Base on the previous contract anniversary (7.2% of $100,000).

                          (D) The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value, and the SecurePay Roll-Up Value (max of $115,000, $119,336, and $122,200, respectively).

                          (E) The SecurePay Roll-Up Value is equal to the most recently calculated Benefit Base ($122,200) plus 7.2% of the Benefit Base on the previous contract anniversary (7.2% of $122,200).

                          (F) The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value, and the SecurePay Roll-Up Value (max of $122,200, $133,212, and $130,998, respectively).

                          (G) The $10,000 Purchase Payment is not added to the current Benefit Base because it is made more than 2 years after the Rider Issue Date.

                          (H) The SecurePay Roll-Up Value is equal to the most recently calculated Benefit Base ($133,212) plus 7.2% of the Benefit Base on the previous contract anniversary (7.2% of $133,212).

                          (I) The SecurePay Roll-Up Value ($142,803) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Issue Date ($145,941 – $10,000).

                          (J) The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $144,057 ($154,057 – $10,000).

                          (K) The SecurePay Roll-Up Value ($164,106) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Issue Date ($116,753 – $10,000).

                          (L) The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $89,317 ($99,317 – $10,000).

                          (M) The SecurePay Roll-Up Value ($188,588) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Issue Date ($117,908 – $10,000).

                          (N) Since the Contract Value is < 50% of the most recently calculated Benefit Base ($188,588), the SecurePay Roll-Up Value does not change.

                          (O) The SecurePay Roll-Up Value ($188,588) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Issue Date ($93,575 – $10,000).

                          (P) Since the Contract Value is > 50% of the most recently calculated Benefit Base ($188,588), the SecurePay Roll-Up Value is equal to the most recently calculated Benefit Base ($188,588) plus 7.2% of the Benefit Base on the previous contract anniversary (7.2% of $188,588).

                          (Q) The SecurePay Roll-Up Value ($202,166) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Issue Date ($112,836 – $22,000).

                          (R) The Benefit Base is reduced proportionally due to the $10,000 withdrawal. The Benefit Base is reduced by 8.7% ($10,000 [amount of withdrawal]/$115,382 [Contract Value before withdrawal] = 0.087. The new Benefit Base is $184,645 ($202,166 – ($202,166 * ($10,000/$115,382))).

                          (S) The Roll-Up Guaranteed increase is also reduced in the same proportion of the Benefit Base (.072 * $202,166 * (1 – .087)) to $13,294. The Roll-Up Value is then calculated by adding the adjusted Roll-Up Guaranteed amount to the adjusted Benefit Base ($184,645 + $13,294).

                          (T) The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value ($105,382 – $22,000) and the SecurePay Roll-Up Value ($197,939).

                          (U) The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $98,015 ($120,015 – $22,000).

                          (V) Since 10 contract anniversaries have elapsed where the Roll-up Amount was > $0 (i.e., the SecurePay Roll-Up Value increased), the Roll-Up period ends.

                          (W) The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $121,194 ($143,194 – $22,000).

                          (X) For the next three years, Joe takes the full Annual Withdrawal Amount of $10,610 (.05 * $212,191)

                          (Y) In year 16, Joe only takes $2,000 of the available $10,610. Please note that the $8,610 is not carried over to the next year.

                          (Z) For the next two years, Joe takes the full Annual Withdrawal Amount of $10,610 (.05 * $212,191)

                          (AA) In year 19, Joe takes a $25,000 withdrawal. Since the Annual Withdrawal Amount for that year is only $10,610, the remaining $14,390 of that withdrawal is an Excess Withdrawal, which reduces the Benefit Base. At the time of the Excess Withdrawal, the Contract Value less the non-excess part of the withdrawal ($152,795 – $10,610 = $142,185) is less than the Benefit Base ($212,191), so the Benefit Base will be reduced in the same proportion as the excess part of the withdrawal reduces the Contract Value less the non-excess part of the withdrawal. After the Excess Withdrawal, the new Benefit Base equals $190,716 = $212,191 x [1 – $14,390/{$152,795 – $10,610}].

                          (BB) In year 20, Joe resumes taking the Annual Withdrawal Amount, which at this point becomes $9,536 (0.05 x $190,716).

                          Example of Basic SecurePay Rider

                          The purpose of the following example is to demonstrate the operation of the basic SecurePay rider. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Variable Account. The example is not representative of past or future performance and is not intended to project or predict future investment results. There is, of course, no assurance that the Variable Account will experience positive investment performance. Actual results may be higher or lower. The example does not reflect the deduction of fees and charges.

                          ASSUMPTIONS:

                            Joe, 60 years old on the Rider Issue Date
                            Purchased the basic SecurePay Rider at time of Contract Purchase
                            Elected Single Life Coverage
                            Began making SecurePay Withdrawals 11 years after the Rider Issue Date
                            He received the 5% Maximum Withdrawal Percentage
Contract Year	Purchase Payments	Net Withdrawals	Hypothetical Contract Value	Benefit Base	Annual Withdrawal Amount	Annual Withdrawal Amount Balance	Excess Withdrawal Amount
At issue	100,000	N/A	100,000	100,000(A)	0	0	0
1	50,000(B)	0	153,975	153,975(C)	0	0	0
2	0	0	161,676	161,676(D)	0	0	0
3	25,000(E)	0	210,964	185,964(F)	0	0	0
4	0	0	208,164	185,964(G)	0	0	0
5	0	0	246,037	221,037(H)	0	0	0
6	15,000(I)	0	249,536	221,037(J)	0	0	0
7	0	0	290,987	250,987(K)	0	0	0
8	0	10,000(L)	288,172	248,172(M)	0	0	0
9	0	0	312,085	272,085(N)	0	0	0
10	0	0	337,317	297,317(O)	0	0	0
11	0	14,866(P)	313,603	297,317	14,866	0	0
12	0	14,866(P)	329,576	297,317	14,866	0	0
13	0	14,866(P)	333,375	297,317	14,866	0	0
14	0	5,000(Q)	359,462	319,462(Q)	14,866	9,866(Q)	0
15	0	15,973(R)	355,423	319,462	15,973	0	0
16	0	15,973(R)	348,558	319,462	15,973	0	0
17	0	15,973(R)	334,053	319,462	15,973	0	0
18	0	50,000(S)	248,981	285,287(T)	15,973	0	34,027(S)

                          (A) The initial Benefit Base is equal to the initial Purchase Payment of $100,000.

                          (B) The $50,000 Purchase Payment is added to the current Benefit Base of $100,000. The new Benefit Base is $150,000. Keep in mind Purchase Payments made more than two years after the date the SecurePay Rider is issued (the Rider Issue Date) will not be included in the calculation of the Benefit Base.

                          (C) The Benefit Base of $150,000 is compared to the Anniversary Value of $153,975. The Benefit Base steps up to $153,975.

                          (D) The Benefit Base steps up to the Anniversary Value of $161,676.

                          (E) The $25,000 Purchase Payment does not get added to the current Benefit Base, because it is made more than 2 years after the Rider Issue Date.

                          (F) The Anniversary Value equals $185,964 ($210,964 – $25,000). The Benefit Base steps up to $185,964, since that is greater than the current Benefit Base of $161,676.

                          (G) The Benefit Base remains at $185,964 since the Anniversary Value is less ($208,164 – $25,000 = 183,164).

                          (H) The Benefit Base steps up to the Anniversary Value of $221,037 ($246,037 – $25,000).

                          (I) The $15,000 Purchase Payment does not get added to the current Benefit Base, because it is made more than 2 years after the Rider Issue Date.

                          (J) The Benefit Base remains at $221,037 since the Anniversary Value is less ($249,536 – $40,000 = $209,536).

                          (K) The Benefit Base steps up to the Anniversary Value of $250,987 ($290,987 – $40,000).

                          (L) The Benefit Base is reduced proportionally due to the $10,000 withdrawal. The Benefit Base is reduced by 3.4% ($10,000 [amount of withdrawal]/$298,172 [Contract Value before withdrawal] = 0.034). The new Benefit Base is $242,569 ($250,987 – ($250,987 * ($10,000/$298,172))).

                          (M) The Benefit Base steps up to the Anniversary Value of $248,172 ($288,172 – $40,000).

                          (N) The Benefit Base steps up to the Anniversary Value of $272,085 ($312,085 – $40,000).

                          (O) The Benefit Base steps up to the Anniversary Value of $297,317 ($337,317 – $40,000).

                          (P) For the next three years, Joe takes the full Annual Withdrawal Amount of $14,866 (.05 x $297,317).

                          (Q) In year 14, Joe only takes $5,000 of the available $14,866. Please note that the $9,866 is not carried over to the next year. The Benefit Base steps up to the Anniversary Value of $319,462 ($359,462 – $40,000).

                          (R) For years 15 through 17, Joe takes the full Annual Withdrawal Amount of $15,973 (.05 x $319,462).

                          (S) In year 18, Joe takes a $50,000 withdrawal. Since the Annual Withdrawal Amount is only $15,973, the remaining portion of his withdrawal is considered an Excess Withdrawal.

                          (T) At the time of the Excess Withdrawal, since the Contract Value less the non-excess part of the withdrawal ($334,053 – $15,973 = $318,080) is less than the Benefit Base, the Benefit Base is reduced in the same proportion as the excess part of the withdrawal reduces the Contract Value less the non-excess part of the withdrawal. After the Excess Withdrawal, the new Benefit Base equals $285,287 = $319,462 * [1 – ($50,000 – $15,973)/($334,053 – $15,973)].

                          APPENDIX F

                          EXAMPLE OF PROTECTIVE INCOME MANAGER RIDER

                          (Riders Purchased on or after May 1, 2013)

                          The purpose of the following example is to demonstrate the operation of the Protective Income Manager Rider. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Variable Account. The example also employs the payment factors in effect as of May 1, 2013. If you purchased your Protective Income Manager rider before May 1, 2013, please see Appendix G for the appropriate payment factors. The example is not representative of past or future performance and is not intended to project or predict performance. There is, of course, no assurance that the Variable Account will experience positive investment performance. The example does not reflect the deduction of fees and charges.

                          ASSUMPTIONS:

                            Joe, 75 years old on the Rider Issue Date
                            Purchased the Protective Income Manager Rider at the time of Contract purchase
                            Elected Single Life Coverage
                            Began making Protective Income Manager Withdrawals immediately
Contract Year	Attained Age	Purchase Payments	Hypothetical Contract Value (Beginning of Year)	Protective Income Manager Payment Factor	Contract Value times Payment Factor	Optimal Withdrawal Amount	Total Withdrawal Taken	Excess Withdrawal	Hypothetical Contract Value (End of Year)	Protected Lifetime Payment(A)
1	75	100,000	100,000(B)	0.06100	6,100	6,100	6,100	—	95,684	6,100
2	76	—	95,684	0.06357	6,082	6,100(C)	6,100	—	92,517	6,100
3	77	—	92,517	0.06642	6,145	6,145	6,145	—	98,541	6,100
4	78	—	98,541	0.06961	6,860	6,759(D)	6,759	—	91,009	6,100
5	79	25,000	116,009	0.07321	8,493	7,435	7,435	—	103,677	6,100
6	80	—	103,677	0.07729	8,014	8,014	40,000	31,986(E)	56,987	6,100
7	81	—	56,987	0.07607	4,335	4,335(F)	4,335	—	50,637	4,335(G)
8	82	—	50,637	0.08153	4,128	4,335	4,335	—	51,573	4,335
9	83	—	51,573	0.08790	4,533	4,533(H)	4,533	—	46,185	4,335
10	84	—	46,185	0.09543	4,407	4,407	4,407	—	38,156	4,335

                          (A) Protected Lifetime Payments are available if the rider is in effect on the Maximum Annuity Date, and equal the lesser of (a) your initial Optimal Withdrawal Amount; or (b) your Optimal Withdrawal Amount as of a Reset Date.

                          (B) The initial Contract Value is equal to the initial Purchase Payment of $100,000.

                          (C) We recalculate the Optimal Withdrawal Amount by multiplying the Payment Factor (0.06357) by the Contract Value ($95,684), which equals $6,082. However, this amount is lower than our guarantee that, so long as there has not been an Excess Withdrawal, the Optimal Withdrawal Amount will always be at least the greater of 90% of the prior Optimal Withdrawal Amount (90% x $6,100 = $5,490) or the initial Optimal Withdrawal Amount ($6,100). Therefore, the recalculated Optimal Withdrawal Amount is equal to $6,100.

                          (D) Although the Payment Factor (0.06961) times the Contract Value ($98,541) equals $6,860, the Optimal Withdrawal Amount is $6,759 since the Optimal Withdrawal Amount cannot be higher than 110% of the prior Optimal Withdrawal Amount ($6,145 x 1.10 = $6,759).

                          (E) An Excess Withdrawal occurs when total withdrawals taken during the Contract Year exceed the Optimal Withdrawal Amount.

                          (F) On the next Contract Anniversary following an Excess Withdrawal (the "Reset Date"), we reset the "floor" for future Optimal Withdrawal Amounts to equal the lesser of the initial Optimal Withdrawal Amount or the Optimal Withdrawal Amount as of the Reset Date. We will also use a new Protective Income Manager Payment Factor determined solely by the age of the (younger) Covered Person on the Reset Date (provided you have not declined an increase in the Protective Income Manager fee). This will result in a lower Protective Income Manager Payment Factor. In this example, the factor that would have applied in the absence of a Reset (0.08197) is replaced by a new Payment Factor (0.07607) as Joe is now 81 years old. This means the new Optimal Withdrawal Amount is equal to $4,335, which is the Contract Value ($56,987) times the Payment Factor (0.07607). Optimal Withdrawal Amount calculation floors do not apply at Reset Dates.

                          (G) This Contract Anniversary is a Reset Date due to the Excess Withdrawal during the prior Contract Year. If the Optimal Withdrawal Amount on a Reset Date is lower than the initial Optimal Withdrawal Amount, then the Protected Lifetime Payment is reduced to equal that year's Optimal Withdrawal Amount.

                          (H) The Optimal Withdrawal Amount is equal to $51,573 (Contract Value) times 0.08790 (Payment Factor) = $4,533.

                          APPENDIX G

                          PROTECTIVE INCOME MANAGER RIDER PAYMENT FACTORS

                          (Riders Purchased on or after May 1, 2013)

                          The following table provides the Protective Income Manager rider payment factors for Single Life and Joint Life Coverage. We calculate your Optimal Withdrawal Amount under the rider by multiplying your Contract Value by the applicable factor. This factor is based upon the attained age of the (younger) Covered Person on the date we calculate the Optimal Withdrawal Amount, as well as that person's age on the Rider Issue Date. On each Contract Anniversary, we will use a new factor to recalculate your Optimal Withdrawal Amount based upon the new attained age of the (younger) Covered Person at that time, but the factor will still continue to be based on the age of the (younger) Covered Person on the Rider Issue Date unless an Excess Withdrawal has been taken.

                          For example, if you are age 75 on the date you purchase the rider (with single life coverage), your Protective Income Manager Payment factor is 0.06100. If your initial Purchase Payment is $100,000, then your initial Optimal Withdrawal Amount is $6,100 (0.06100 x $100,000). If you never take an Excess Withdrawal, then you will always be able to withdraw at least $6,100 each Contract Year without reducing or eliminating the benefits under the rider. In addition, each year your factor will increase as you get closer to your 95th birthday (but will remain in the age 75 column so long as you do not take an Excess Withdrawal).

                          Single Life Coverage

	Age of Covered Person on Rider Issue Date or Last Reset Date
Attained Age of Covered Person On Date of Calculation	60	61	62	63	64	65	66	67	68	69	70	71	72	73	74	75	76	77	78	79	80	81	82	83	84	85	86	87	88	89	90	91	92	93	94
94	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000
93	0.50810	0.50799	0.50789	0.50779	0.50768	0.50758	0.50748	0.50737	0.50727	0.50717	0.50707	0.50674	0.50642	0.50609	0.50577	0.50544	0.50491	0.50438	0.50385	0.50332	0.50279	0.50245	0.50211	0.50177	0.50174	0.50172	0.50169	0.50167	0.50164	0.50162	0.50159	0.50157	0.50155	0.50152
92	0.34419	0.34405	0.34391	0.34377	0.34363	0.34349	0.34335	0.34321	0.34308	0.34294	0.34280	0.34236	0.34193	0.34149	0.34105	0.34061	0.33990	0.33919	0.33848	0.33777	0.33706	0.33661	0.33615	0.33569	0.33566	0.33563	0.33559	0.33556	0.33553	0.33550	0.33546	0.33543	0.33540
91	0.26228	0.26212	0.26196	0.26180	0.26164	0.26148	0.26133	0.26117	0.26101	0.26085	0.26070	0.26020	0.25971	0.25921	0.25871	0.25822	0.25742	0.25661	0.25581	0.25501	0.25420	0.25369	0.25317	0.25266	0.25262	0.25258	0.25255	0.25251	0.25247	0.25243	0.25240	0.25236
90	0.21316	0.21299	0.21282	0.21265	0.21248	0.21231	0.21214	0.21197	0.21180	0.21163	0.21146	0.21093	0.21040	0.20986	0.20933	0.20880	0.20794	0.20707	0.20621	0.20535	0.20449	0.20394	0.20339	0.20284	0.20280	0.20276	0.20272	0.20268	0.20264	0.20260	0.20256
89	0.18045	0.18027	0.18009	0.17991	0.17973	0.17955	0.17937	0.17920	0.17902	0.17884	0.17866	0.17810	0.17754	0.17698	0.17642	0.17586	0.17496	0.17406	0.17315	0.17225	0.17135	0.17078	0.17020	0.16963	0.16959	0.16954	0.16950	0.16946	0.16942	0.16938
88	0.15711	0.15692	0.15673	0.15655	0.15636	0.15617	0.15599	0.15581	0.15562	0.15544	0.15525	0.15467	0.15409	0.15351	0.15293	0.15235	0.15141	0.15048	0.14955	0.14862	0.14768	0.14709	0.14650	0.14591	0.14586	0.14582	0.14578	0.14573	0.14569
87	0.13962	0.13943	0.13924	0.13905	0.13885	0.13866	0.13847	0.13828	0.13809	0.13790	0.13771	0.13711	0.13651	0.13592	0.13532	0.13472	0.13376	0.13280	0.13185	0.13089	0.12994	0.12933	0.12872	0.12812	0.12807	0.12803	0.12798	0.12794
86	0.12604	0.12584	0.12565	0.12545	0.12525	0.12506	0.12486	0.12467	0.12447	0.12428	0.12408	0.12347	0.12286	0.12224	0.12163	0.12102	0.12004	0.11906	0.11808	0.11711	0.11614	0.11552	0.11490	0.11428	0.11424	0.11419	0.11415
85	0.11519	0.11499	0.11479	0.11459	0.11439	0.11419	0.11399	0.11379	0.11359	0.11339	0.11319	0.11256	0.11194	0.11132	0.11069	0.11007	0.10907	0.10807	0.10708	0.10609	0.10510	0.10447	0.10384	0.10321	0.10317	0.10312
84	0.10633	0.10613	0.10592	0.10572	0.10551	0.10531	0.10510	0.10490	0.10470	0.10450	0.10429	0.10366	0.10302	0.10238	0.10175	0.10112	0.10010	0.09909	0.09808	0.09707	0.09607	0.09543	0.09479	0.09416	0.09411
83	0.09897	0.09876	0.09855	0.09834	0.09813	0.09792	0.09771	0.09751	0.09730	0.09709	0.09689	0.09624	0.09559	0.09495	0.09431	0.09366	0.09263	0.09160	0.09058	0.08956	0.08854	0.08790	0.08726	0.08661
82	0.09274	0.09253	0.09232	0.09211	0.09189	0.09168	0.09147	0.09126	0.09105	0.09084	0.09063	0.08997	0.08932	0.08866	0.08801	0.08736	0.08631	0.08527	0.08424	0.08321	0.08218	0.08153	0.08088
81	0.08742	0.08721	0.08699	0.08677	0.08656	0.08634	0.08613	0.08592	0.08571	0.08549	0.08528	0.08461	0.08395	0.08329	0.08262	0.08197	0.08091	0.07985	0.07880	0.07776	0.07673	0.07607
80	0.08282	0.08260	0.08238	0.08216	0.08195	0.08173	0.08151	0.08130	0.08108	0.08087	0.08065	0.07997	0.07930	0.07863	0.07796	0.07729	0.07622	0.07516	0.07410	0.07305	0.07200
79	0.07881	0.07858	0.07836	0.07814	0.07792	0.07770	0.07748	0.07726	0.07704	0.07682	0.07661	0.07592	0.07524	0.07456	0.07388	0.07321	0.07213	0.07105	0.06998	0.06892
78	0.07527	0.07505	0.07482	0.07460	0.07438	0.07415	0.07393	0.07371	0.07349	0.07327	0.07305	0.07235	0.07166	0.07098	0.07029	0.06961	0.06852	0.06743	0.06635
77	0.07214	0.07192	0.07169	0.07146	0.07123	0.07101	0.07078	0.07056	0.07034	0.07011	0.06989	0.06919	0.06849	0.06780	0.06711	0.06642	0.06531	0.06422
76	0.06935	0.06912	0.06889	0.06866	0.06843	0.06820	0.06798	0.06775	0.06752	0.06730	0.06707	0.06636	0.06566	0.06496	0.06426	0.06357	0.06245
75	0.06685	0.06661	0.06638	0.06615	0.06592	0.06568	0.06545	0.06523	0.06500	0.06477	0.06454	0.06383	0.06311	0.06241	0.06170	0.06100
74	0.06459	0.06435	0.06412	0.06388	0.06365	0.06341	0.06318	0.06295	0.06272	0.06249	0.06226	0.06154	0.06082	0.06010	0.05939
73	0.06254	0.06230	0.06207	0.06183	0.06159	0.06135	0.06112	0.06089	0.06065	0.06042	0.06019	0.05946	0.05873	0.05801
72	0.06068	0.06044	0.06020	0.05996	0.05972	0.05948	0.05925	0.05901	0.05877	0.05854	0.05830	0.05757	0.05684
71	0.05898	0.05874	0.05850	0.05825	0.05801	0.05777	0.05753	0.05729	0.05706	0.05682	0.05658	0.05584
70	0.05742	0.05718	0.05693	0.05669	0.05645	0.05620	0.05596	0.05572	0.05548	0.05524	0.05500
69	0.05599	0.05575	0.05550	0.05525	0.05501	0.05476	0.05452	0.05427	0.05403	0.05379
68	0.05468	0.05443	0.05418	0.05393	0.05368	0.05343	0.05319	0.05294	0.05270
67	0.05346	0.05320	0.05295	0.05270	0.05245	0.05220	0.05195	0.05171
66	0.05233	0.05207	0.05182	0.05157	0.05131	0.05106	0.05081
65	0.05128	0.05102	0.05077	0.05051	0.05025	0.05000
64	0.05030	0.05004	0.04979	0.04953	0.04927
63	0.04939	0.04913	0.04887	0.04861
62	0.04854	0.04828	0.04802
61	0.04775	0.04748
60	0.04700

                          Joint Life Coverage

	Age of Younger Covered Person on Rider Issue Date or Last Reset Date
Attained Age of Younger Covered Person	60	61	62	63	64	65	66	67	68	69	70	71	72	73	74	75	76	77	78	79	80	81	82	83	84	85	86	87	88	89	90	91	92	93	94
94	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000
93	0.50688	0.50678	0.50668	0.50657	0.50647	0.50636	0.50626	0.50616	0.50605	0.50595	0.50585	0.50552	0.50520	0.50487	0.50454	0.50421	0.50368	0.50315	0.50262	0.50209	0.50155	0.50121	0.50087	0.50052	0.50050	0.50047	0.50045	0.50042	0.50040	0.50037	0.50035	0.50032	0.50030	0.50027
92	0.34255	0.34241	0.34228	0.34214	0.34200	0.34186	0.34172	0.34158	0.34144	0.34130	0.34116	0.34072	0.34028	0.33985	0.33941	0.33897	0.33826	0.33754	0.33683	0.33612	0.33540	0.33495	0.33449	0.33403	0.33400	0.33397	0.33393	0.33390	0.33387	0.33383	0.33380	0.33377	0.33373
91	0.26042	0.26026	0.26010	0.25994	0.25979	0.25963	0.25947	0.25931	0.25915	0.25900	0.25884	0.25834	0.25785	0.25735	0.25685	0.25636	0.25555	0.25475	0.25394	0.25314	0.25233	0.25182	0.25130	0.25079	0.25075	0.25071	0.25067	0.25064	0.25060	0.25056	0.25052	0.25049
90	0.21117	0.21099	0.21082	0.21065	0.21048	0.21031	0.21014	0.20997	0.20980	0.20963	0.20947	0.20893	0.20840	0.20787	0.20733	0.20680	0.20594	0.20508	0.20421	0.20335	0.20249	0.20194	0.20139	0.20084	0.20080	0.20076	0.20072	0.20068	0.20064	0.20060	0.20056
89	0.17835	0.17817	0.17799	0.17781	0.17763	0.17745	0.17727	0.17710	0.17692	0.17674	0.17656	0.17600	0.17545	0.17489	0.17433	0.17377	0.17287	0.17196	0.17106	0.17016	0.16926	0.16869	0.16812	0.16754	0.16750	0.16746	0.16742	0.16738	0.16733	0.16729
88	0.15493	0.15474	0.15455	0.15437	0.15418	0.15400	0.15381	0.15363	0.15344	0.15326	0.15308	0.15250	0.15192	0.15134	0.15076	0.15018	0.14925	0.14832	0.14739	0.14646	0.14553	0.14494	0.14435	0.14376	0.14371	0.14367	0.14363	0.14359	0.14354
87	0.13738	0.13718	0.13699	0.13680	0.13661	0.13642	0.13623	0.13604	0.13585	0.13566	0.13547	0.13487	0.13428	0.13368	0.13309	0.13250	0.13154	0.13059	0.12963	0.12868	0.12773	0.12713	0.12652	0.12592	0.12588	0.12583	0.12579	0.12574
86	0.12374	0.12354	0.12335	0.12315	0.12295	0.12276	0.12256	0.12237	0.12218	0.12198	0.12179	0.12118	0.12057	0.11996	0.11935	0.11875	0.11777	0.11680	0.11582	0.11486	0.11389	0.11327	0.11266	0.11205	0.11200	0.11196	0.11191
85	0.11284	0.11264	0.11244	0.11224	0.11204	0.11184	0.11164	0.11144	0.11125	0.11105	0.11085	0.11023	0.10961	0.10899	0.10837	0.10775	0.10676	0.10577	0.10478	0.10380	0.10281	0.10219	0.10157	0.10095	0.10090	0.10086
84	0.10394	0.10373	0.10353	0.10332	0.10312	0.10292	0.10272	0.10251	0.10231	0.10211	0.10191	0.10128	0.10065	0.10002	0.09939	0.09876	0.09775	0.09675	0.09575	0.09475	0.09376	0.09312	0.09249	0.09187	0.09182
83	0.09653	0.09632	0.09611	0.09590	0.09570	0.09549	0.09529	0.09508	0.09488	0.09467	0.09447	0.09383	0.09319	0.09255	0.09191	0.09127	0.09025	0.08923	0.08822	0.08721	0.08621	0.08557	0.08493	0.08430
82	0.09027	0.09005	0.08984	0.08963	0.08942	0.08921	0.08901	0.08880	0.08859	0.08838	0.08818	0.08753	0.08688	0.08623	0.08558	0.08494	0.08391	0.08288	0.08185	0.08083	0.07982	0.07918	0.07853
81	0.08491	0.08469	0.08448	0.08427	0.08405	0.08384	0.08363	0.08342	0.08321	0.08300	0.08279	0.08213	0.08147	0.08082	0.08017	0.07952	0.07847	0.07743	0.07639	0.07537	0.07434	0.07370
80	0.08027	0.08006	0.07984	0.07962	0.07941	0.07919	0.07898	0.07877	0.07855	0.07834	0.07813	0.07746	0.07680	0.07613	0.07547	0.07482	0.07376	0.07271	0.07167	0.07063	0.06960
79	0.07622	0.07601	0.07579	0.07557	0.07535	0.07513	0.07492	0.07470	0.07449	0.07427	0.07406	0.07338	0.07271	0.07204	0.07137	0.07071	0.06964	0.06858	0.06753	0.06649
78	0.07266	0.07244	0.07222	0.07200	0.07178	0.07155	0.07134	0.07112	0.07090	0.07068	0.07047	0.06978	0.06911	0.06843	0.06776	0.06709	0.06601	0.06494	0.06388
77	0.06950	0.06927	0.06905	0.06883	0.06860	0.06838	0.06816	0.06794	0.06772	0.06750	0.06728	0.06659	0.06591	0.06522	0.06455	0.06387	0.06278	0.06171
76	0.06668	0.06645	0.06622	0.06600	0.06577	0.06555	0.06532	0.06510	0.06488	0.06466	0.06444	0.06374	0.06305	0.06236	0.06167	0.06099	0.05990
75	0.06414	0.06391	0.06368	0.06346	0.06323	0.06300	0.06278	0.06255	0.06233	0.06210	0.06188	0.06118	0.06048	0.05978	0.05909	0.05841
74	0.06185	0.06162	0.06139	0.06116	0.06093	0.06070	0.06048	0.06025	0.06002	0.05980	0.05957	0.05886	0.05816	0.05746	0.05676
73	0.05978	0.05955	0.05931	0.05908	0.05885	0.05862	0.05839	0.05816	0.05793	0.05770	0.05748	0.05676	0.05605	0.05535
72	0.05789	0.05766	0.05742	0.05719	0.05695	0.05672	0.05649	0.05626	0.05603	0.05580	0.05557	0.05485	0.05413
71	0.05617	0.05593	0.05569	0.05545	0.05522	0.05498	0.05475	0.05452	0.05428	0.05405	0.05382	0.05309
70	0.05458	0.05434	0.05410	0.05387	0.05363	0.05339	0.05315	0.05292	0.05268	0.05245	0.05222
69	0.05313	0.05289	0.05264	0.05240	0.05216	0.05192	0.05169	0.05145	0.05121	0.05098
68	0.05178	0.05154	0.05130	0.05105	0.05081	0.05057	0.05033	0.05009	0.04985
67	0.05054	0.05029	0.05005	0.04980	0.04956	0.04931	0.04907	0.04883
66	0.04938	0.04914	0.04889	0.04864	0.04840	0.04815	0.04791
65	0.04831	0.04806	0.04781	0.04756	0.04731	0.04707
64	0.04731	0.04706	0.04681	0.04656	0.04631
63	0.04638	0.04612	0.04587	0.04562
62	0.04550	0.04525	0.04499
61	0.04468	0.04443
60	0.04391

                          Protective Income Manager Rider Payment Factors

                          (Riders Purchased Before May 1, 2013)

                          The following table provides the Protective Income Manager rider payment factors for Single Life and Joint Life Coverage. We calculate your Optimal Withdrawal Amount under the rider by multiplying your Contract Value by the applicable factor. This factor is based upon the attained age of the (younger) Covered Person on the date we calculate the Optimal Withdrawal Amount, as well as that person's age on the Rider Issue Date. On each Contract Anniversary, we will use a new factor to recalculate your Optimal Withdrawal Amount based upon the new attained age of the (younger) Covered Person at that time, but the factor will still continue to be based on the age of the (younger) Covered Person on the Rider Issue Date unless an Excess Withdrawal has been taken.

                          For example, if you are age 75 on the date you purchase the rider (with single life coverage), your Protective Income Manager Payment factor is 0.06661. If your initial Purchase Payment is $100,000, then your initial Optimal Withdrawal Amount is $6,661 (0.06661 x $100,000). If you never take an Excess Withdrawal, then you will always be able to withdraw at least $6,661 each Contract Year without reducing or eliminating the benefits under the rider. In addition, each year your factor will increase as you get closer to your 95th birthday (but will remain in the age 75 column so long as you do not take an Excess Withdrawal).

                          Single Life Coverage

	Age of Covered Person on Rider Issue Date or Last Reset Date
Attained Age of Covered Person On Date of Calculation	60	61	62	63	64	65	66	67	68	69	70	71	72	73	74	75	76	77	78	79	80	81	82	83	84	85	86	87	88	89	90	91	92	93	94
94	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000
93	0.50980	0.50968	0.50956	0.50944	0.50932	0.50920	0.50908	0.50896	0.50884	0.50872	0.50860	0.50848	0.50836	0.50824	0.50812	0.50800	0.50787	0.50775	0.50763	0.50751	0.50739	0.50727	0.50715	0.50702	0.50690	0.50678	0.50666	0.50654	0.50642	0.50629	0.50617	0.50605	0.50593	0.50581
92	0.34649	0.34633	0.34616	0.34600	0.34584	0.34568	0.34551	0.34535	0.34519	0.34503	0.34486	0.34470	0.34454	0.34438	0.34421	0.34405	0.34389	0.34372	0.34356	0.34340	0.34323	0.34307	0.34291	0.34274	0.34258	0.34242	0.34225	0.34209	0.34192	0.34176	0.34160	0.34143	0.34127
91	0.26489	0.26471	0.26452	0.26434	0.26415	0.26397	0.26378	0.26360	0.26341	0.26323	0.26304	0.26286	0.26267	0.26249	0.26230	0.26212	0.26193	0.26175	0.26156	0.26138	0.26119	0.26101	0.26082	0.26063	0.26045	0.26026	0.26008	0.25989	0.25971	0.25952	0.25933	0.25915
90	0.21599	0.21579	0.21559	0.21539	0.21519	0.21499	0.21479	0.21459	0.21439	0.21419	0.21399	0.21379	0.21359	0.21339	0.21319	0.21299	0.21279	0.21259	0.21239	0.21219	0.21199	0.21179	0.21160	0.21140	0.21120	0.21100	0.21080	0.21060	0.21040	0.21020	0.21000
89	0.18342	0.18321	0.18300	0.18279	0.18258	0.18237	0.18216	0.18195	0.18174	0.18153	0.18132	0.18111	0.18090	0.18069	0.18048	0.18027	0.18006	0.17985	0.17964	0.17943	0.17922	0.17901	0.17880	0.17859	0.17838	0.17817	0.17796	0.17775	0.17754	0.17733
88	0.16020	0.15998	0.15976	0.15954	0.15933	0.15911	0.15889	0.15867	0.15845	0.15823	0.15801	0.15780	0.15758	0.15736	0.15714	0.15692	0.15670	0.15649	0.15627	0.15605	0.15583	0.15561	0.15540	0.15518	0.15496	0.15474	0.15452	0.15431	0.15409
87	0.14282	0.14259	0.14236	0.14214	0.14191	0.14169	0.14146	0.14123	0.14101	0.14078	0.14056	0.14033	0.14011	0.13988	0.13966	0.13943	0.13921	0.13898	0.13876	0.13853	0.13831	0.13808	0.13786	0.13763	0.13741	0.13719	0.13696	0.13674
86	0.12932	0.12909	0.12886	0.12862	0.12839	0.12816	0.12793	0.12770	0.12746	0.12723	0.12700	0.12677	0.12654	0.12631	0.12608	0.12585	0.12561	0.12538	0.12515	0.12492	0.12469	0.12446	0.12423	0.12400	0.12377	0.12354	0.12331
85	0.11855	0.11831	0.11807	0.11784	0.11760	0.11736	0.11712	0.11689	0.11665	0.11641	0.11618	0.11594	0.11570	0.11547	0.11523	0.11499	0.11476	0.11452	0.11429	0.11405	0.11382	0.11358	0.11335	0.11311	0.11288	0.11264
84	0.10976	0.10952	0.10927	0.10903	0.10879	0.10854	0.10830	0.10806	0.10782	0.10758	0.10734	0.10709	0.10685	0.10661	0.10637	0.10613	0.10589	0.10565	0.10541	0.10517	0.10493	0.10469	0.10445	0.10421	0.10397
83	0.10245	0.10221	0.10196	0.10171	0.10146	0.10122	0.10097	0.10072	0.10048	0.10023	0.09998	0.09974	0.09949	0.09925	0.09900	0.09876	0.09851	0.09827	0.09802	0.09778	0.09754	0.09729	0.09705	0.09681
82	0.09629	0.09604	0.09579	0.09554	0.09528	0.09503	0.09478	0.09453	0.09428	0.09403	0.09378	0.09353	0.09328	0.09303	0.09278	0.09253	0.09228	0.09203	0.09179	0.09154	0.09129	0.09104	0.09080
81	0.09103	0.09077	0.09051	0.09026	0.09000	0.08975	0.08949	0.08924	0.08898	0.08873	0.08847	0.08822	0.08797	0.08771	0.08746	0.08721	0.08696	0.08670	0.08645	0.08620	0.08595	0.08570
80	0.08648	0.08622	0.08596	0.08570	0.08544	0.08518	0.08492	0.08466	0.08441	0.08415	0.08389	0.08363	0.08337	0.08312	0.08286	0.08260	0.08235	0.08209	0.08184	0.08158	0.08133
79	0.08252	0.08225	0.08199	0.08173	0.08146	0.08120	0.08094	0.08067	0.08041	0.08015	0.07989	0.07963	0.07937	0.07911	0.07885	0.07859	0.07833	0.07807	0.07781	0.07755
78	0.07904	0.07877	0.07850	0.07823	0.07797	0.07770	0.07743	0.07717	0.07690	0.07664	0.07637	0.07611	0.07584	0.07558	0.07531	0.07505	0.07479	0.07453	0.07426
77	0.07596	0.07568	0.07541	0.07514	0.07487	0.07460	0.07433	0.07406	0.07379	0.07352	0.07325	0.07298	0.07272	0.07245	0.07218	0.07192	0.07165	0.07139
76	0.07321	0.07293	0.07266	0.07238	0.07211	0.07184	0.07156	0.07129	0.07102	0.07075	0.07047	0.07020	0.06993	0.06966	0.06939	0.06912	0.06885
75	0.07075	0.07047	0.07019	0.06992	0.06964	0.06936	0.06908	0.06881	0.06853	0.06826	0.06798	0.06771	0.06743	0.06716	0.06689	0.06661
74	0.06854	0.06826	0.06797	0.06769	0.06741	0.06713	0.06685	0.06657	0.06629	0.06601	0.06574	0.06546	0.06518	0.06490	0.06463
73	0.06654	0.06625	0.06597	0.06568	0.06540	0.06511	0.06483	0.06455	0.06427	0.06398	0.06370	0.06342	0.06314	0.06286
72	0.06472	0.06443	0.06414	0.06385	0.06357	0.06328	0.06299	0.06271	0.06242	0.06214	0.06185	0.06157	0.06129
71	0.06306	0.06277	0.06248	0.06219	0.06190	0.06161	0.06132	0.06103	0.06074	0.06045	0.06017	0.05988
70	0.06155	0.06125	0.06096	0.06067	0.06037	0.06008	0.05979	0.05949	0.05920	0.05891	0.05862
69	0.06016	0.05986	0.05956	0.05927	0.05897	0.05867	0.05838	0.05808	0.05779	0.05750
68	0.05888	0.05858	0.05828	0.05798	0.05768	0.05738	0.05708	0.05679	0.05649
67	0.05770	0.05740	0.05710	0.05679	0.05649	0.05619	0.05589	0.05559
66	0.05662	0.05631	0.05600	0.05569	0.05539	0.05508	0.05478
65	0.05561	0.05530	0.05499	0.05468	0.05437	0.05406
64	0.05467	0.05436	0.05404	0.05373	0.05342
63	0.05380	0.05348	0.05316	0.05285
62	0.05298	0.05267	0.05235
61	0.05223	0.05190
60	0.05152

                          Joint Life Coverage

	Age of Younger Covered Person on Rider Issue Date or Last Reset Date
Attained Age of Younger Covered Person	60	61	62	63	64	65	66	67	68	69	70	71	72	73	74	75	76	77	78	79	80	81	82	83	84	85	86	87	88	89	90	91	92	93	94
94	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000
93	0.50860	0.50848	0.50836	0.50824	0.50812	0.50800	0.50787	0.50775	0.50763	0.50751	0.50739	0.50727	0.50715	0.50702	0.50690	0.50678	0.50666	0.50654	0.50642	0.50629	0.50617	0.50605	0.50593	0.50581	0.50568	0.50556	0.50544	0.50532	0.50520	0.50507	0.50495	0.50483	0.50471	0.50458
92	0.34486	0.34470	0.34454	0.34438	0.34421	0.34405	0.34389	0.34372	0.34356	0.34340	0.34323	0.34307	0.34291	0.34274	0.34258	0.34242	0.34225	0.34209	0.34192	0.34176	0.34160	0.34143	0.34127	0.34111	0.34094	0.34078	0.34061	0.34045	0.34028	0.34012	0.33996	0.33979	0.33963
91	0.26304	0.26286	0.26267	0.26249	0.26230	0.26212	0.26193	0.26175	0.26156	0.26138	0.26119	0.26101	0.26082	0.26063	0.26045	0.26026	0.26008	0.25989	0.25971	0.25952	0.25933	0.25915	0.25896	0.25878	0.25859	0.25840	0.25822	0.25803	0.25785	0.25766	0.25747	0.25729
90	0.21399	0.21379	0.21359	0.21339	0.21319	0.21299	0.21279	0.21259	0.21239	0.21219	0.21199	0.21179	0.21160	0.21140	0.21120	0.21100	0.21080	0.21060	0.21040	0.21020	0.21000	0.20980	0.20960	0.20940	0.20920	0.20900	0.20880	0.20860	0.20840	0.20820	0.20800
89	0.18132	0.18111	0.18090	0.18069	0.18048	0.18027	0.18006	0.17985	0.17964	0.17943	0.17922	0.17901	0.17880	0.17859	0.17838	0.17817	0.17796	0.17775	0.17754	0.17733	0.17712	0.17691	0.17670	0.17649	0.17628	0.17607	0.17586	0.17565	0.17544	0.17523
88	0.15801	0.15780	0.15758	0.15736	0.15714	0.15692	0.15670	0.15649	0.15627	0.15605	0.15583	0.15561	0.15540	0.15518	0.15496	0.15474	0.15452	0.15431	0.15409	0.15387	0.15365	0.15344	0.15322	0.15300	0.15278	0.15257	0.15235	0.15213	0.15192
87	0.14056	0.14033	0.14011	0.13988	0.13966	0.13943	0.13921	0.13898	0.13876	0.13853	0.13831	0.13808	0.13786	0.13763	0.13741	0.13719	0.13696	0.13674	0.13651	0.13629	0.13607	0.13584	0.13562	0.13539	0.13517	0.13495	0.13473	0.13450
86	0.12700	0.12677	0.12654	0.12631	0.12608	0.12585	0.12561	0.12538	0.12515	0.12492	0.12469	0.12446	0.12423	0.12400	0.12377	0.12354	0.12331	0.12308	0.12286	0.12263	0.12240	0.12217	0.12194	0.12171	0.12148	0.12125	0.12103
85	0.11618	0.11594	0.11570	0.11547	0.11523	0.11499	0.11476	0.11452	0.11429	0.11405	0.11382	0.11358	0.11335	0.11311	0.11288	0.11264	0.11241	0.11217	0.11194	0.11171	0.11147	0.11124	0.11101	0.11077	0.11054	0.11031
84	0.10734	0.10709	0.10685	0.10661	0.10637	0.10613	0.10589	0.10565	0.10541	0.10517	0.10493	0.10469	0.10445	0.10421	0.10397	0.10373	0.10349	0.10326	0.10302	0.10278	0.10254	0.10230	0.10207	0.10183	0.10159
83	0.09998	0.09974	0.09949	0.09925	0.09900	0.09876	0.09851	0.09827	0.09802	0.09778	0.09754	0.09729	0.09705	0.09681	0.09656	0.09632	0.09608	0.09584	0.09559	0.09535	0.09511	0.09487	0.09463	0.09439
82	0.09378	0.09353	0.09328	0.09303	0.09278	0.09253	0.09228	0.09203	0.09179	0.09154	0.09129	0.09104	0.09080	0.09055	0.09030	0.09006	0.08981	0.08956	0.08932	0.08907	0.08883	0.08858	0.08834
81	0.08847	0.08822	0.08797	0.08771	0.08746	0.08721	0.08696	0.08670	0.08645	0.08620	0.08595	0.08570	0.08545	0.08520	0.08495	0.08470	0.08445	0.08420	0.08395	0.08370	0.08345	0.08320
80	0.08389	0.08363	0.08337	0.08312	0.08286	0.08260	0.08235	0.08209	0.08184	0.08158	0.08133	0.08107	0.08082	0.08056	0.08031	0.08006	0.07980	0.07955	0.07930	0.07905	0.07880
79	0.07989	0.07963	0.07937	0.07911	0.07885	0.07859	0.07833	0.07807	0.07781	0.07755	0.07729	0.07703	0.07678	0.07652	0.07626	0.07601	0.07575	0.07550	0.07524	0.07499
78	0.07637	0.07611	0.07584	0.07558	0.07531	0.07505	0.07479	0.07453	0.07426	0.07400	0.07374	0.07348	0.07322	0.07296	0.07270	0.07244	0.07218	0.07192	0.07166
77	0.07325	0.07298	0.07272	0.07245	0.07218	0.07192	0.07165	0.07139	0.07112	0.07086	0.07059	0.07033	0.07006	0.06980	0.06954	0.06928	0.06901	0.06875
76	0.07047	0.07020	0.06993	0.06966	0.06939	0.06912	0.06885	0.06858	0.06832	0.06805	0.06778	0.06751	0.06725	0.06698	0.06672	0.06645	0.06619
75	0.06798	0.06771	0.06743	0.06716	0.06689	0.06661	0.06634	0.06607	0.06580	0.06553	0.06526	0.06499	0.06472	0.06445	0.06418	0.06391
74	0.06574	0.06546	0.06518	0.06490	0.06463	0.06435	0.06408	0.06380	0.06353	0.06326	0.06298	0.06271	0.06244	0.06217	0.06190
73	0.06370	0.06342	0.06314	0.06286	0.06258	0.06230	0.06203	0.06175	0.06147	0.06120	0.06092	0.06064	0.06037	0.06010
72	0.06185	0.06157	0.06129	0.06100	0.06072	0.06044	0.06016	0.05988	0.05960	0.05932	0.05904	0.05876	0.05849
71	0.06017	0.05988	0.05959	0.05931	0.05902	0.05874	0.05846	0.05817	0.05789	0.05761	0.05733	0.05705
70	0.05862	0.05833	0.05804	0.05776	0.05747	0.05718	0.05689	0.05661	0.05632	0.05604	0.05576
69	0.05720	0.05691	0.05662	0.05633	0.05604	0.05575	0.05546	0.05517	0.05488	0.05460
68	0.05590	0.05560	0.05531	0.05501	0.05472	0.05443	0.05414	0.05384	0.05355
67	0.05469	0.05439	0.05409	0.05380	0.05350	0.05321	0.05291	0.05262
66	0.05357	0.05327	0.05297	0.05267	0.05237	0.05207	0.05178
65	0.05253	0.05223	0.05193	0.05162	0.05132	0.05102
64	0.05157	0.05126	0.05096	0.05065	0.05035
63	0.05067	0.05036	0.05005	0.04974
62	0.04983	0.04952	0.04921
61	0.04904	0.04873
60	0.04831

                          APPENDIX H

                          EXAMPLE OF ALLOCATION ADJUSTMENT PROGRAM

                          The purpose of this example is to demonstrate the operation of the Allocation Adjustment Program. All Owners who purchased the Protective Income Manager rider or a SecurePay rider must participate in the Allocation Adjustment Program. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Variable Account. The example is not representative of past or future performance and is not intended to project or predict performance. There is, of course, no assurance that the Variable Account will experience positive investment performance.

                          Under the Allocation Adjustment Program, if, on any Monthly Anniversary Date after the first Contract Anniversary, the Accumulation Unit value of a Monitored Sub-Account in Category 2 or 3 of the Allocation by Investment Category guidelines drops below its 12-month Simple Moving Average ("SMA"), the Sub-Account will be temporarily "restricted" from allocations of Purchase Payments and Contract Value and we will transfer all existing Contract Value in the Sub-Account to the Oppenheimer Government Money Fund/VA Sub-Account.

Contract Month	Accumulation Unit Value	SMA12(A)	Is Sub-Account 1 Restricted?(B)	Hypothetical Contract Value in Sub-Account 1(C)	Hypothetical Contract Value in Government Money Fund/VA Sub-Account(D)
12	6.17	6.16		10,000
13	6.24	6.17	No(E)	10,089
14	5.76	6.14	Yes	—	9,282(F)
15	5.41	6.09	Yes		9,286
16	5.35	6.03	Yes		9,290
17	4.53	5.87	Yes		9,294
18	3.73	5.62	Yes		9,298
19	2.94	5.33	Yes		9,302
20	3.33	5.08	Yes		9,305
21	3.15	4.85	Yes		9,309
22	2.98	4.62	Yes		9,313
23	3.29	4.41	Yes		9,317
24	3.81	4.21	Yes		9,321
25	4.19	4.04(G)	No(H)	9,325

                          (A) SMA12 is the sum of the 12 most recent Monthly Anniversary Dates Accumulation Unit values divided by 12.

                          (B) Once we calculate a Sub-Account's SMA on a Monthly Anniversary Date, we then compare that SMA to the Sub-Account's current Accumulation Unit value on that Monthly Anniversary Date. If the Sub-Account's current Accumulation Unit value is equal to or less than the Sub-Account's SMA over the most recent 12 Monthly Anniversary Dates, then we will consider the Sub-Account to be restricted.

                          (C) $10,000 of the initial Purchase Payment is allocated to the hypothetical Sub-Account 1.

                          (D) If a Sub-Account becomes restricted, as described in (B), we transfer the Contract Value in that Sub-Account to the Invesco V.I. U.S. Government Money Portfolio Sub-Account, until the Sub-Account is no longer restricted.

                          (E) At the end of the first contract month after the first Contract Anniversary 1, the Accumulation Unit value of Sub-Account 1 (6.24) is greater than SMA12 (6.17). Therefore, Sub-Account 1 is not restricted.

                          (F) At the end of contract month 14, the Accumulation Unit value of Sub-Account 1 (5.76) is less than or equal to SMA12 (6.14). Therefore, Sub-Account 1 is restricted and the entire allocation in Sub-Account 1 ($9,282) is transferred to the Money Sub-Account.

                          (G) Calculation of SMA12 (4.19 + 3.81 + 3.29 + 2.98 + 3.15 + 3.33 + 2.94 + 3.73 + 4.53 + 5.35 + 5.41 + 5.76)/12 = 4.04.

                          (H) At the end of contract month 25, the Accumulation Unit value of Sub-Account 1 (4.19) is greater than SMA12 (4.04). Therefore, Sub-Account 1 is no longer restricted and the entire allocation in the the Invesco V.I. U.S. Government Money Portfolio Sub-Account is re-allocated back to Sub-Account 1.

                          APPENDIX I

                          EXAMPLE OF JOINT LIFE COVERAGE WITH SIGNIFICANT AGE DIFFERENCE BETWEEN COVERED PERSONS UNDER THE PROTECTIVE INCOME MANAGER RIDER

                          (Riders Purchased on or after May 1, 2013)

                          The purpose of the following examples is to demonstrate the operation of the Protective Income Manager Rider under various Variable Account performance scenarios when there is joint life coverage and a significant age difference exists between the two Covered Persons. The examples are based on hypothetical Contract Values and transactions and employ the payment factors in effect as of May 1, 2013. The examples are not representative of past or future performance and are not intended to project or predict performance. There is, of course, no assurance that the Variable Account will experience positive investment performance. The examples reflect the deduction of fees and charges. See Appendix F for a detailed example of the operation of the Protective Income Manager Rider.

                          EXAMPLE 1—NEGATIVE VARIABLE ACCOUNT PERFORMANCE

                          ASSUMPTIONS:

                            Covered Person #1, Joe, 60 years old on the Rider Issue Date
                            Covered Person #2, Sally, 80 years old on the Rider Issue Date
                            Purchased the Protective Income Manager Rider at the time of Contract purchase
                            Elected Joint Life Coverage
                            Began making Protective Income Manager Withdrawals immediately equal to the annual Optimal Withdrawal Amount
                            Variable Account performance (before all fees and charges): -7% in all years
Contract Year	End of Year Oldest Attained Age	Premium	Beginning of Year Contract Value	Contract Charges	Protective Income Manager Withdrawal(A)	Impact of Fund Performance(B)	End of Year Contract Value(C)	Separate Account Performance	Protected Lifetime Payment	Annuity Payment
1	81	$100,000.00	$100,000.00	$2,412.22	$4,391.35	$(7,679.07)	$85,517.36	-7.00%
2	82	$0.00	$85,517.36	$2,231.96	$4,391.35	$(6,536.31)	$72,357.74	-7.00%
3	83	$0.00	$72,357.74	$2,068.16	$4,391.35	$(5,499.32)	$60,398.91	-7.00%
4	84	$0.00	$60,398.91	$1,919.31	$4,391.35	$(4,556.97)	$49,531.27	-7.00%
5	85	$0.00	$49,531.27	$1,784.05	$4,391.35	$(3,699.53)	$39,656.34	-7.00%
6	86	$0.00	$39,656.34	$1,661.14	$4,391.35	$(2,921.23)	$30,682.62	-7.00%
7	87	$0.00	$30,682.62	$1,549.45	$4,391.35	$(2,213.23)	$22,528.59	-7.00%
8	88	$0.00	$22,528.59	$1,447.96	$4,391.35	$(1,570.74)	$15,118.54	-7.00%
9	89	$0.00	$15,118.54	$1,355.73	$4,391.35	$(986.46)	$8,384.99	-7.00%
10	90	$0.00	$8,384.99	$1,271.92	$4,391.35	$(455.58)	$2,266.15	-7.00%
11	91	$0.00	$2,266.15	$507.07	$4,391.35	$(44.82)	$0.00	-7.00%
12	92	$0.00	$0.00	$0.00	$4,391.35	$0.00	$0.00	-7.00%
13	93	$0.00	$0.00	$0.00	$4,391.35	$0.00	$0.00	-7.00%
14	94	$0.00	$0.00	$0.00	$4,391.35	$0.00	$0.00	-7.00%
15	95	$0.00	$0.00	$0.00	$4,391.35	$0.00	$0.00	-7.00%	$4,391.35	$0.00(D)

                          (A) $4,391.35 equals .04391 (the Protective Income Manager Payment Factor in year one) x $100,000 (the initial Contract Value). The Protective Income Manager Payment Factor is based on the age of Joe (the younger Covered Person) on the Rider Issue Date, as well as his attained age on the date we calculate the Optimal Withdrawal Amount (which, in this example, is the full amount withdrawn each year).

                          (B) The numbers in the Impact of Fund Performance column reflect the performance of the underlying funds and fund expenses.

                          (C) The End of Year Contract Value is equal to the Beginning of Year Contract Value minus Contract Charges minus the PIM Withdrawal minus Fund Expenses.

                          (D) On the Maximum Annuity Date, which is when Sally (the older Covered Person) reaches age 95, Sally and Joe must choose to receive annuity payments under their Contract or Protected Lifetime Payments under the rider. Because there is no Contract Value remaining to annuitize, Sally and Joe will receive Protected Lifetime Payments in an annual amount of $4,391.35 until they both die.

                          EXAMPLE 2—FLAT VARIABLE ACCOUNT PERFORMANCE

                          ASSUMPTIONS:

                            Covered Person #1, Joe, 60 years old on the Rider Issue Date
                            Covered Person #2, Sally, 80 years old on the Rider Issue Date
                            Purchased the Protective Income Manager Rider at the time of Contract purchase
                            Elected Joint Life Coverage
                            Began making Protective Income Manager Withdrawals immediately equal to the annual Optimal Withdrawal Amount
                            Variable Account performance (before all fees and charges): 0% in all years
Contract Year	End of Year Oldest Attained Age	Premium	Beginning of Year Contract Value	Contract Charges	Protective Income Manager Withdrawal(A)	Impact of Fund Performance(B)	End of Year Contract Value(C)	Separate Account Performance	Protected Lifetime Payment	Annuity Payment
1	81	$100,000.00	$100,000.00	$2,453.28	$4,391.35	$(964.06)	$92,191.31	0.00%
2	82	$0.00	$92,191.31	$2,352.83	$4,391.35	$(886.79)	$84,560.34	0.00%
3	83	$0.00	$84,560.34	$2,254.67	$4,391.35	$(811.28)	$77,103.04	0.00%
4	84	$0.00	$77,103.04	$2,158.74	$4,391.35	$(737.49)	$69,815.46	0.00%
5	85	$0.00	$69,815.46	$2,064.99	$4,391.35	$(665.38)	$62,693.74	0.00%
6	86	$0.00	$62,693.74	$1,973.38	$4,391.35	$(594.91)	$55,734.11	0.00%
7	87	$0.00	$55,734.11	$1,883.85	$4,391.35	$(526.04)	$48,932.87	0.00%
8	88	$0.00	$48,932.87	$1,796.36	$4,391.35	$(458.74)	$42,286.42	0.00%
9	89	$0.00	$42,286.42	$1,710.86	$4,391.35	$(392.97)	$35,791.23	0.00%
10	90	$0.00	$35,791.23	$1,627.31	$4,391.35	$(328.70)	$29,443.87	0.00%
11	91	$0.00	$29,443.87	$1,545.66	$4,391.35	$(265.89)	$23,240.98	0.00%
12	92	$0.00	$23,240.98	$1,465.86	$4,391.35	$(204.51)	$17,179.25	0.00%
13	93	$0.00	$17,179.25	$1,387.89	$4,391.35	$(144.53)	$11,255.48	0.00%
14	94	$0.00	$11,255.48	$1,311.69	$4,391.35	$(85.91)	$5,466.54	0.00%
15	95	$0.00	$5,466.54	$1,237.22	$4,391.35	$(28.63)	$0.00	0.00%	$4,391.35	$0.00(D)

                          (A) $4,391.35 equals .04391 (the Protective Income Manager Payment Factor in year one) x $100,000 (the initial Contract Value). The Protective Income Manager Payment Factor is based on the age of Joe (the younger Covered Person) on the Rider Issue Date, as well as his attained age on the date we calculate the Optimal Withdrawal Amount (which, in this example, is the full amount withdrawn each year).

                          (B) The numbers in the Impact of Fund Performance column reflect the performance of the underlying funds and fund expenses.

                          (C) The End of Year Contract Value is equal to the Beginning of Year Contract Value minus Contract Charges minus the PIM Withdrawal minus Fund Expenses.

                          (D) On the Maximum Annuity Date, which is when Sally (the older Covered Person) reaches age 95, Sally and Joe must choose to receive annuity payments under their Contract or Protected Lifetime Payments under the rider. Because there is no Contract Value remaining to annuitize, Sally and Joe will receive Protected Lifetime Payments in an annual amount of $4,391.35 until they both die.

                          EXAMPLE 3—POSITIVE VARIABLE ACCOUNT PERFORMANCE

                          ASSUMPTIONS:

                            Covered Person #1, Joe, 60 years old on the Rider Issue Date
                            Covered Person #2, Sally, 80 years old on the Rider Issue Date
                            Purchased the Protective Income Manager Rider at the time of Contract purchase
                            Elected Joint Life Coverage
                            Began making Protective Income Manager Withdrawals immediately equal to the annual Optimal Withdrawal Amount
                            Variable Account performance (before all fees and charges): 7% in all years
Contract Year	End of Year Oldest Attained Age	Premium	Beginning of Year Contract Value	Contract Charges	Protective Income Manager Withdrawal(A)	Impact of Fund Performance(B)	End of Year Contract Value(C)	Separate Account Performance	Protected Lifetime Payment	Annuity Payment
1	81	$100,000.00	$100,000.00	$2,493.32	$4,391.35	$5,755.27	$98,870.59	7.00%
2	82	$0.00	$98,870.59	$2,478.17	$4,417.81	$5,687.84	$97,662.45	7.00%
3	83	$0.00	$97,662.45	$2,461.98	$4,443.84	$5,615.56	$96,372.18	7.00%
4	84	$0.00	$96,372.18	$2,444.71	$4,469.37	$5,538.71	$94,996.81	7.00%
5	85	$0.00	$94,996.81	$2,426.30	$4,494.34	$5,456.67	$93,532.84	7.00%
6	86	$0.00	$93,532.84	$2,406.73	$4,518.65	$5,369.45	$91,976.91	7.00%
7	87	$0.00	$91,976.91	$2,385.95	$4,542.21	$5,277.45	$90,326.21	7.00%
8	88	$0.00	$90,326.21	$2,363.90	$4,564.95	$5,179.17	$88,576.53	7.00%
9	89	$0.00	$88,576.53	$2,340.55	$4,586.72	$5,075.38	$86,724.64	7.00%
10	90	$0.00	$86,724.64	$2,315.85	$4,607.41	$4,965.50	$84,766.88	7.00%
11	91	$0.00	$84,766.88	$2,289.75	$4,626.88	$4,849.02	$82,699.27	7.00%
12	92	$0.00	$82,699.27	$2,262.20	$4,644.93	$4,726.54	$80,518.68	7.00%
13	93	$0.00	$80,518.68	$2,233.17	$4,661.41	$4,597.58	$78,221.69	7.00%
14	94	$0.00	$78,221.69	$2,202.60	$4,676.13	$4,461.37	$75,804.33	7.00%
15	95	$0.00	$75,804.33	$2,170.44	$4,688.81	$4,318.36	$73,263.44	7.00%	$4,391.35	$4,564.76(D)

                          (A) $4,391.35 equals .04391 (the Protective Income Manager Payment Factor in year one) x $100,000 (the initial Contract Value). The Protective Income Manager Payment Factor is based on the age of Joe (the younger Covered Person) on the Rider Issue Date, as well as his attained age on the date we calculate the Optimal Withdrawal Amount (which, in this example, is the full amount withdrawn each year).

                          (B) The numbers in the Impact of Fund Performance column reflect the performance of the underlying funds and fund expenses.

                          (C) The End of Year Contract Value is equal to the Beginning of Year Contract Value minus Contract Charges minus the PIM Withdrawal minus Fund Expenses.

                          (D) On the Maximum Annuity Date, which is when Sally (the older Covered Person) reaches age 95, Sally and Joe must choose to receive annuity payments under their Contract or Protected Lifetime Payments under the rider. Because the annuity payments of $4,564.76 are greater than Protected Lifetime Payments of $4,391.35, Sally and Joe will receive annuity payments in an annual amount of $4,564.76 until they both die. The $4,564.76 represents Annuity Option B—Life Income With Or Without A Certain Period under the Contract with a 10-year Certain Period, assuming a 4% current interest rate.

                          Please tear off, complete and return this form to order a free Statement of Additional Information for the Contracts offered under the Prospectus. Address the form to Protective Life's Life and Annuity Division, customer service center at the address shown on the cover.

                          Please send me a free copy of the Statement of Additional Information for the Protective Variable Annuity.

                          Name:

                          Address

                          City, State, Zip

                          Daytime Telephone Number

                          PROTECTIVE LIFE INSURANCE COMPANY

                          P.O. Box 10648
                          Birmingham, Alabama 35202-0648
                          Telephone: 1-800-456-6330

                          STATEMENT OF ADDITIONAL INFORMATION
                          PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                          A FLEXIBLE PREMIUM
                          DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT

                          This Statement of Additional Information contains information in addition to the information described in the Prospectus for the individual flexible premium deferred variable and fixed annuity contract (the "Contract") offered by Protective Life Insurance Company. This Statement of Additional Information is not a Prospectus. It should be read only in conjunction with the Prospectuses for the Contract and the Funds. The Prospectus for the Contract is dated May 1, 2021. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.

                          THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2021.

                          STATEMENT OF ADDITIONAL INFORMATION

Page
SAFEKEEPING OF ACCOUNT ASSETS	1
STATE REGULATION	1
RECORDS AND REPORTS	1
LEGAL MATTERS	1
EXPERTS	1
OTHER INFORMATION	2
FINANCIAL STATEMENTS	2

                          SAFEKEEPING OF ACCOUNT ASSETS

                          Title to the assets of the Variable Account is held by Protective Life. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

                          Records are maintained of all purchases and redemptions of Fund shares held by each of the Sub-Accounts.

                          The officers and employees of Protective Life are covered by an insurance company blanket bond issued in the amount of $50 million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.

                          STATE REGULATION

                          Protective Life is subject to regulation and supervision by the Department of Insurance of the State of Tennessee which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. Where required, a copy of the Contract form has been filed with, and, if applicable, approved by, insurance officials in each jurisdiction where the Contracts are sold. Protective Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

                          RECORDS AND REPORTS

                          Protective Life will maintain all records and accounts relating to the Variable Account. As presently required by the 1940 Act and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Owner(s) periodically at the last known address.

                          LEGAL MATTERS

                          Eversheds Sutherland (US) LLP of Washington, D. C. has provided advice on certain matters relating to the federal securities laws.

                          EXPERTS

                          The financial statements of the subaccounts, which comprise Protective Variable Annuity Separate Account as of December 31, 2020, and for each of the years or periods in the two-year period then ended, have been incorporated by reference in this Statement of Additional Information in reliance upon the report of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

                          The consolidated financial statements and schedules of Protective Life Insurance Company and subsidiaries as of December 31, 2020 and 2019, and for the years then ended, have been incorporated by reference in this Statement of Additional Information in reliance upon the report of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2020 financial statements refers to a change in accounting principle due to the adoption of Accounting Standards Codification (ASC) Topic 326, Financial Instruments - Credit Losses.

                          The business address for KPMG LLP is 420 20th Street North, Suite 1800, Birmingham, Alabama 35203.

                           The consolidated financial statements and schedules of Protective Life Insurance Company and subsidiaries for the year ended December 31, 2018 have been incorporated by reference in this SAI in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                          The principal business address of PricewaterhouseCoopers LLP is 569 Brookwood Village Suite 851, Birmingham, Alabama 35209.
                          1

                          OTHER INFORMATION

                          A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street, N.E., Washington, D.C. 20549.

                          FINANCIAL STATEMENTS

                          The audited statements of assets and liabilities of the subaccounts of Protective Variable Annuity Separate Account as of December 31, 2020 and the related statements of operations and of changes in net assets for each of the periods presented as well as the Report of the Independent Registered Public Accounting Firm is incorporated by reference to the Variable Account's Form N-VPFS, File No. 811-8108 filed with the SEC on April 28, 2021.

                          The audited consolidated balance sheets for Protective Life Insurance Company and subsidiaries as of December 31, 2020 and 2019, and the related consolidated statements of income, comprehensive income (loss), shareowner's equity and cash flows for each of the years in the three-year period ended December 31, 2020 as well as the Reports of Independent Registered Public Accounting Firms are incorporated herein by reference to the Variable Account's Form N-VPFS filed with the SEC on April 28, 2021. Protective Life's consolidated financial statements should be considered only as bearing on its ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in Protective Variable Annuity Separate Account.

                          2

                          PART C

                          OTHER INFORMATION

                          Item 24.                          Financial Statements and Exhibits.

                          (a)         Financial Statements:

                          All required financial statements are incorporated by reference in Part B of this Registration Statement.

                          (b)         Exhibits:

                          1. Resolution of the Board of Directors of Protective Life Insurance Company authorizing establishment of the Protective Life Variable Annuity Separate Account is incorporated herein by reference to the Form N-4 Registration Statement, (File No. 333-233415) filed with the Commission on August 22, 2019.

                          2. Not Applicable

                          3. (a) Form of Distribution Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and the Protective Life Variable Annuity Separate Account is incorporated herein by reference to the Form N-4 Registration Statement, (File No. 333-233415) filed with the Commission on August 22, 2019.

                          3. (b) Form of Distribution Agreement between Investment Distributors, Inc. and broker-dealers is incorporated herein by reference to the Form N-4 Registration Statement, (File No. 333-233415) filed with the Commission on August 22, 2019.

                          3. (c) Distribution Agreement between IDI and PLICO is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on September 16, 2011.

                          3. (c) (i) Second Amended Distribution Agreement between IDI and PLICO is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-190294), filed with the Commission on April 25, 2014.

                          3. (c) (ii) Second Amended Distribution Agreement between IDI and PLICO, as revised June 1, 2018 is incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on July 20, 2018.

                          4. (a) Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract

                          4. (a) (i) B Series is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

                          4. (a) (ii) C Series is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

                          4. (a) (iii) L Series is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

                          4. (b) Contract Schedule for Individual Contracts

                          4. (b) (i) B Series is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

                          4. (b) (ii) C Series is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

                          4. (b) (iii) L Series is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

                          4. (c) Guaranteed Account Endorsement

                          4. (c) (i) B Series and L Series is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

                          4. (c) (ii) C Series is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

                          4. (d) Nursing Home Endorsement for Guaranteed Minimum Withdrawal Benefit is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

                          4. (d) (i) Revised Nursing Home Endorsement is incorporated herein by reference to the Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 19, 2013.

                          4. (e) Waiver of Surrender Charge Endorsement for Terminal Illness or Nursing Home Confinement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

                          4. (f) SecurePay Rider is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

                          4. (g) SecurePay R72 Rider is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

                          4. (g) (i) Revised Rider herein by reference to the Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on October 3, 2012.

                          4. (h) SecurePay 5 Rider herein by reference to the Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on May 16, 2013.

                          4. (i) Protective Income Manager Rider is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

                          4. (j) Protective Income Manager Amendment is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

                          4. (k) Qualified Retirement Plan Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

                          4. (l) Roth IRA Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

                          4. (m) Traditional IRA Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

                          4. (n) Maximum Anniversary Value Death Benefit Rider is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

                          4. (o) Return of Purchase Payments Death Benefit Rider is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

                          4. (p) Medical Evaluation for Enhanced GMWB Withdrawal Percentages is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

                          4. (q) Annuitization Bonus Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

                          4. (r) Endorsement to the Protected Lifetime Income Benefit Rider herein by reference to the Post-Effective Amendment No. 11 to the Form N-4 Registration Statement (File No. 333-179649) as filed with the Commission on July 1, 2016.

                          5. (a) Form of Contract Application for Individual Flexible Premium Deferred Variable and Fixed Annuity Contract

                          5. (a) (i) B Series and L Series is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

                          5. (a) (ii) C Series is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

                          6. (a) 2011 Amended and Restated Charter of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-153041) filed with the Commission on September 16, 2011.

                          6. (a) (i) 2020 Amended and Restated Charter of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File 333-201919), as filed with the Commission on February 11, 2021.

                          6. (b) 2011 Amended and Restated By-laws of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-153041) filed with the Commission on September 16, 2011.

                          6. (b) (i) 2020 Amended and Restated By-laws of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File 333-201919), as filed with the Commission on February 11, 2021.

                          7. Not applicable.

                          8. (a) Participation Agreement (Oppenheimer Variable Account Funds) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 30, 1997.

                          8. (a) (i) Form of Participation Agreement for Service Class Shares (Oppenheimer Variable Account Funds) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 333-94047), filed with the Commission on April 30, 2003.

                          8. (a) (ii) Rule 22c-2 Shareholder Information Agreement (Oppenheimer Variable Account Funds) is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

                          8. (b) Participation Agreement dated May 1, 2012 (MFS Variable Insurance Trust) is incorporated by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 333-190294), as filed with the Commission on April 28, 2021.

                          8. (b) (i) Rule 22c-2 Shareholder Information Agreement (MFS Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

                          8. (c) Participation Agreement dated April 30, 2002 (Lord Abbett Series Fund) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 25, 2002.

                          8. (c) (i) Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund) is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

                          8. (d) Participation Agreement dated December 19, 2003 (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on February 17, 2004.

                          8. (d) (i) Rule 22c-2 Shareholder Information Agreement dated April 11, 2007 (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

                          8. (d) (ii) Amendment dated April 12, 2011 to Participation Agreement re Summary Prospectus (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 25, 2011.

                          8. (d) (iii) Amendment dated December 22, 2020 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240192), filed with the Commission on April 16, 2021.

                          8. (d) (iv) Amendment dated April 12, 2021 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240192), filed with the Commission on April 16, 2021.

                          8. (e) Participation Agreement dated April 11, 2007 (Fidelity Variable Insurance Products) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

                          8. (e) (i) Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

                          8. (e) (ii) Amendment dated October 15, 2020 to Participation Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

                          8. (f) Participation Agreement dated May 1, 2006 (and Amendment No. 1) (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on April 28, 2006.

                          8. (f) (i) Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

                          8. (f) (ii) Amendment dated August 16, 2010 to Participation Agreement re Summary Prospectus (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 25, 2011.

                          8. (f) (iii) Participation Agreement dated February 1, 2015 (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 333-190294), as filed with the Commission on April 28, 2021.

                          8. (f) (iv) Participation Agreement dated November 30, 2020 (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

                          8. (f) (v) Addendum dated November 30, 2020 to Participation Agreement (Franklin Templeton) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

                          8. (f) (vi) Amendment dated March 31, 2021 to Participation Agreement (Franklin Templeton) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240192), filed with the Commission on April 16, 2021.

                          8. (g) Participation Agreement dated November 1, 2009 (Legg Mason) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

                          8. (g) (i) Amendment dated April 11, 2014 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

                          8. (g) (ii) Amendment dated September 10, 2019 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

                          8. (g) (iii) Amendment dated August 11, 2020 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

                          8. (g) (iv) Amendment dated November 30, 2020 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

                          8. (g) (v) Amendment dated April 7, 2021 to Participation Agreement (Legg Mason) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

                          8. (h) Participation Agreement dated November 1, 2009 (PIMCO Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

                          8. (h) (i) Novation of and Amendment dated April 25, 2011 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

                          8. (h) (ii) Amendment dated April 25, 2011 to Participation Agreement re Summary Prospectuses (PIMCO Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

                          8. (h) (iii) Amendment dated September 1, 2020 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

                          8. (h) (iv) Amendment dated April 2, 2021 to Participation Agreement (PIMCO) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240192), filed with the Commission on April 16, 2021.

                          8. (i) Participation Agreement dated November 1, 2009 (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

                          8. (i) (i) Rule 22c-2 Information Sharing Agreement (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

                          8. (i) (ii) Amendment dated November 30, 2020 to Participation Agreement (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

                          8. (j) Participation Agreement dated April 30, 2004 (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 25, 2011.

                          8. (j) (i) Rule 22c-2 Agreement (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 333-179649), as filed with the Commission on August 24, 2016.

                          8. (j) (ii) Participation Agreement dated February 1, 2015 (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

                          8. (k) Participation Agreement dated May 1, 2016 (Clayton Street Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

                          8. (k) (i) Rule 22c-2 Agreement (Clayton Street Trust) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-190294), filed with the Commission on April 26, 2016.

                          8. (k) (ii) Amendment dated September 1, 2020 to Participation Agreement (Clayton Street Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

                          9. Opinion and Consent of Max Bereuffy, Esq. is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on April 20, 2012.

                          10. (a) Consent of Eversheds Sutherland (US) LLP

                          - Filed herein.

                          10. (b) Consent of PricewaterhouseCoopers LLP

                          - Filed herein.

                          10. (c) Consents of KPMG LLP

                          - Filed herein.

                          11. No financial statements will be omitted from Item 23

                          12. Not applicable

                          13. Powers of Attorney

                          - Filed herein.

                          Item 25.         Directors and Officers of Depositor.*

Name and Principal Business Address*	Position and Offices with Depositor
Adams, D. Scott	Executive Vice President, Corporate Responsibility, Strategy & Innovation
Bartlett, Malcolm Lee	Senior Vice President, Corporate Tax
Bielen, Richard J.	Chairman of the Board, Chief Executive Officer, President, and Director
Black, Lance P.	Senior Vice President, and Treasurer
Borie, Kevin B.	Senior Vice President, Chief Valuation Actuary, and Appointed Actuary
Casey, Sean	Senior Vice President, and Actuary
Cramer, Steve	Senior Vice President, and Chief Product Officer
Creutzmann, Scott E.	Senior Vice President, and Chief Compliance Officer
Drew, Mark L.	Executive Vice President, and Chief Legal Officer
Evesque, Wendy L.	Executive Vice President, and Chief Human Resources Officer
Harrison, Wade V.	Senior Vice President, and President, Protection Division
Herring, Derry W	Senior Vice President, and Chief Auditor
Kane, Nancy	Executive Vice President, Acquisitions and Corporate Development
Karchunas, M. Scott	Senior Vice President, and President, Asset Protection Division
Kohler, Matthew	Senior Vice President, and Chief Technology Officer
Laeyendecker, Ronald	Senior Vice President, Executive Benefit Markets
Lawrence, Mary Pat	Senior Vice President, Government Affairs
Loper, David M	Senior Vice President, and Senior Counsel
McDonald, Laura Y.	Senior Vice President, and Chief Mortgage and Real Estate Officer
Moschner, Christopher	Senior Vice President, and Chief Marketing Officer
Passafiume, Philip E.	Senior Vice President, and Chief Investment Officer
Radnoti, Francis	Senior Vice President, and Chief Product Officer
Ray, Webster M.	Senior Vice President, Investments
Riebel, Matthew A.	Senior Vice President, and Chief Distribution Officer
Seurkamp, Aaron C.	Senior Vice President, and President, Retirement Division
Temple, Michael G.	Vice Chairman, Chief Operating Officer, and Director
Wagner, James	Senior Vice President, and Chief Distribution Officer
Walker, Steven G.	Executive Vice President, Chief Financial Officer, and Director
Wells, Paul R.	Senior Vice President, and Chief Accounting Officer
Whitcomb, John	Senior Vice President, Distribution Operations
Williams, Doyle J.	Senior Vice President, Distribution Companies
Williams, Lucinda S.	Senior Vice President, and Chief Customer Officer

                          Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223

                          Item 26.         Persons Controlled by or Under Common Control With the Depositor or the Registrant.

                          The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by Protective Life Corporation, a subsidiary of Dai-ichi Life Holdings, Inc. Protective Life Corporation is described more fully in the prospectus included in this registration statement.
                          For more information regarding the company structure of Protective Life Corporation and Dai-ichi Life Holdings, Inc., please refer to the organizational chart filed with Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

                          Item 27.         Number of Contractowners.

                          As of  March 31, 2021, there were 5601 qualified and 2640 non-qualified contract owners of Protective Variable Annuity individual flexible premium deferred variable and fixed annuity contracts offered by Registrant.

                          Item 28.         Indemnification of Directors and Officers.

                          Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life’s directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

                          In addition, the executive officers and directors are insured by PLC’s Directors’ and Officers’ Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

                          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                          Item 29.                          Principal Underwriter.

                                  (a)    Investment Distributors, Inc. (“IDI”) is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Life Separate Account, Protective Variable Annuity Separate Account, Variable Annuity Account A of Protective Life, PLICO Variable Annuity Account S, PLAIC Variable Annuity Account S,  Protective COLI VUL, Protective NY COLI VUL and Protective Acquired Variable Annuity Separate Account.

                          (b)         The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Brown, Barry K.	Director, President	Vice President, Operations
Coffman, Benjamin P.	Assistant Financial Officer	2VP Financial Reporting
Creutzmann, Scott E.	Chief Compliance Officer	Senior Vice President and Chief Compliance Officer
Debnar, Lawrence J.	Assistant Financial Officer	Vice President, Financial Reporting, Chase
Gilmer, Joseph F.	Director, Assistant Financial Officer	Assistant Vice President, Financial Reporting
Johnson, Julena G.	Assistant Compliance Officer	Compliance Director
Majewski, Carol L.	Assistant Compliance Officer	Assistant Vice President, Compliance
Morsch, Letitia	Assistant Secretary	Vice President, New Business Operations
Smith, Joy Beth	Assistant Secretary	Senior Staff Attorney
Tennent, Rayburn	Chief Financial Officer	Director II Financial Reporting

                          *                 Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223

                          (c)          The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

                          Item 30.                          Location of Accounts and Records.

                          All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

                          Item 31.                          Management Services.

                          All management contracts are discussed in Part A or Part B.

                          Item 32.                          Undertakings.

                          (a)         Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

                          (b)         Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

                          (c)          Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

                          (d)         Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

                          SIGNATURES

                          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on April 29, 2021.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

By:	*
Richard J. Bielen, President
Protective Life Insurance Company

PROTECTIVE LIFE INSURANCE COMPANY

By:	*
Richard J. Bielen, President
Protective Life Insurance Company

                          As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
*		Chairman of the Board, President	April 29, 2021
Richard J. Bielen		Chief Executive Officer, and Director
(Principal Executive Officer)

*		Executive Vice President,	April 29, 2021
Steven G. Walker		Chief Financial Officer, and Director (Principal Accounting and Financial Officer)

*		Vice Chairman, Chief Operating Officer, and Director	April 29, 2021
Michael G. Temple

*BY:	/S/ BRADFORD RODGERS		April 29, 2021
Bradford Rodgers
Attorney-in-Fact

                          Exhibit Index

10.	(a)	Consent of Eversheds Sutherland (US) LLP
10.	(b)	Consent of PricewaterhouseCoopers LLP

10.	(c)	Consents of KPMG LLP

13.	Powers of Attorney